Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 45.9% ) Value
Unaffiliated  (0.8%)
11,065 Health Care Select Sector SPDR
Fund $ 1,272,807
3,593 iShares Russell 2000 Index Fund
a
738,577
4,286 ProShares Ultra S&P 500
a
382,525
28,258 SPDR S&P 500 ETF Trust 10,457,438
4,340 SPDR S&P Biotech ETF
a
663,499
6,780 SPDR S&P Oil & Gas Exploration
ETF
a
436,090
16,280 SPDR S&P Regional Banking ETF 885,144
Total 14,836,080
Affiliated  (45.1%)
4,541,124 Thrivent Core Emerging Markets
Equity Fund 55,447,130
5,427,302 Thrivent Core International Equity
Fund 52,536,288
7,632,643 Thrivent Core Low Volatility Equity
Fund 93,728,856
1,681,646 Thrivent Global Stock Fund, Class
S 45,959,377
1,505,740 Thrivent High Yield Fund, Class S 7,046,861
509,303 Thrivent Income Fund, Class S 5,072,657
12,978,753 Thrivent International Allocation
Fund, Class S 137,444,992
8,840,280 Thrivent Large Cap Growth Fund,
Class S 152,936,847
3,422,664 Thrivent Large Cap Value Fund,
Class S 79,303,130
589,557 Thrivent Limited Maturity Bond
Fund, Class S 7,516,854
3,067,913 Thrivent Mid Cap Stock Fund,
Class S 100,106,011
1,517,457 Thrivent Small Cap Stock Fund,
Class S 44,643,585
Total 781,742,588
Total Registered Investment
Companies (cost $576,724,508) 796,578,668
Shares Common Stock ( 43.2% ) Value
Communications Services (1.6%)
1,920 Activision Blizzard, Inc. 174,720
1,240 Alphabet, Inc., Class A
b
2,265,926
1,166 Alphabet, Inc., Class C
b
2,140,473
4,772 ANGI Homeservices, Inc.
b
66,713
9,073 AT&T, Inc. 259,760
920 Charter Communications, Inc.
b
558,955
8,884 Cinemark Holdings, Inc. 179,812
65 Cogent Communications Holdings 3,702
48,227 Comcast Corporation 2,390,612
1,229 Consolidated Communications
Holdings, Inc.
b
7,503
23,774 Discovery, Inc., Class A
a,b
984,719
21,200 DISH Network Corporation
b
615,224
1,712 EchoStar Corporation
b
35,849
4,913 Facebook, Inc.
b
1,269,175
701 Hemisphere Media Group, Inc.
b
7,319
5,455 Interpublic Group of Companies,
Inc. 131,302
29,520 Live Nation Entertainment, Inc.
b
1,961,604
14,785 Match Group, Inc.
b
2,067,830
1,416 Meredith Corporation 31,053
1,876 News Corporation 35,419
2,198 Omnicom Group, Inc. 137,111
Shares Common Stock (43.2%) Value
Communications Services (1.6%) - continued
40,068 ORBCOMM, Inc.
b
$ 300,109
118,591 QuinStreet, Inc.
b
2,510,572
8,037 RingCentral, Inc.
b
2,997,158
1,232 Scholastic Corporation 31,749
6,533 Take-Two Interactive Software,
Inc.
b
1,309,540
4,978 Twitter, Inc.
b
251,538
5,430 Uber Technologies, Inc.
b
276,550
43,895 Verizon Communications, Inc. 2,403,251
6,242 Walt Disney Company
b
1,049,717
8,065 Zillow Group, Inc.
b
1,118,777
Total 27,573,742
Consumer Discretionary (5.3%)
1,266 Aaron's Company, Inc.
b
21,446
3,919 Adient plc
b
126,544
1,533 Amazon.com, Inc.
b
4,915,105
6,359 American Eagle Outfitters, Inc. 144,286
376 American Public Education, Inc.
b
10,821
33,045 Aptiv plc 4,414,812
1,711 At Home Group, Inc.
b
41,697
2,696 AutoNation, Inc.
b
192,171
693 AutoZone, Inc.
b
775,030
268 Bally's Corporation 14,065
144 Beazer Homes USA, Inc.
b
2,393
1,393 Bed Bath & Beyond, Inc. 49,215
1,882 BJ's Restaurants, Inc.
b
87,965
326 Booking Holdings, Inc.
b
633,852
17,792 Bright Horizons Family Solutions,
Inc.
b
2,703,850
843 Brinker International, Inc. 49,636
1,191 Brunswick Corporation 102,974
8,272 Burlington Stores, Inc.
b
2,058,901
1,875 Caesars Entertainment, Inc.
b
131,981
457 Camping World Holdings, Inc. 15,611
5,704 Carnival Corporation 106,494
277 Carvana Company
b
72,350
53 Cavco Industries, Inc.
b
9,999
39,728 Cedar Fair, LP 1,593,093
981 Century Casinos, Inc.
b
6,818
717 Century Communities, Inc.
b
33,656
11,389 Chegg, Inc.
b
1,084,916
18,640 Chewy, Inc.
b
1,897,925
35,098 Chico's FAS, Inc. 77,567
441 Children's Place, Inc.
b
32,400
1,537 Chipotle Mexican Grill, Inc.
b
2,274,760
8,232 Choice Hotels International, Inc. 828,468
497 Churchill Downs, Inc. 93,163
94,519 Cooper-Standard Holdings, Inc.
b
2,883,775
2,240 Cracker Barrel Old Country Store,
Inc. 303,094
21,661 Crocs, Inc.
b
1,516,703
3,842 Culp, Inc. 59,282
9,729 D.R. Horton, Inc. 747,187
4,393 Dana, Inc. 85,048
2,037 Darden Restaurants, Inc. 238,105
595 Deckers Outdoor Corporation
b
173,728
1,531 Denny's Corporation
b
24,083
3,598 Designer Brands, Inc. 44,075
5,589 Dick's Sporting Goods, Inc. 374,519
868 Dine Brands Global, Inc. 59,684
6,372 Domino's Pizza, Inc. 2,362,483
1,453 Dorman Products, Inc.
b
131,976
109,961 Duluth Holdings, Inc.
a,b
1,371,214
7,571 Emerald Holding, Inc. 30,738

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Consumer Discretionary (5.3%) - continued
1,215 Ethan Allen Interiors, Inc. $ 28,735
6,275 Etsy, Inc.
b
1,249,290
5,720 Expedia Group, Inc. 709,852
4,417 Extended Stay America, Inc. 64,842
15,124 Five Below, Inc.
b
2,657,740
3,597 Foot Locker, Inc. 157,621
246 Fox Factory Holding Corporation
b
29,431
12,268 Gap, Inc.
b
248,427
711 Garmin, Ltd. 81,665
3,939 Gentex Corporation 130,184
3,592 Genuine Parts Company 337,217
16,474 Goodyear Tire & Rubber Company 173,801
2,237 Grand Canyon Education, Inc.
b
190,011
727 Groupon, Inc.
b
24,842
5,958 H&R Block, Inc. 102,656
17,889 Hanesbrands, Inc. 273,523
26,337 Harley-Davidson, Inc. 1,055,850
1,086 Helen of Troy, Ltd.
b
265,255
5,825 Home Depot, Inc. 1,577,526
422 Hovnanian Enterprises, Inc.
b
21,589
2,024 Jack in the Box, Inc. 190,539
4,194 KB Home 174,638
6,850 Knoll, Inc. 102,476
14,598 Kohl's Corporation 643,188
4,990 L Brands, Inc. 203,392
5,544 Lear Corporation 835,813
35,943 Leggett & Platt, Inc. 1,473,663
8,557 Lithia Motors, Inc. 2,726,945
15,022 Lowe's Companies, Inc. 2,506,421
4,541 Lululemon Athletica, Inc.
b
1,492,536
1,848 M.D.C. Holdings, Inc. 96,133
1,331 Madison Square Garden Sports
Corporation
b
215,476
1,250 Marcus Corporation 22,000
549 Marriott International, Inc. 63,854
385 Marriott Vacations Worldwide
Corporation 47,263
11,911 Mattel, Inc.
b
215,827
3,314 McDonald's Corporation 688,782
1,430 Meritage Homes Corporation
b
114,772
5,462 Michaels Companies, Inc.
b
84,661
36,572 Miller Industries, Inc. 1,458,491
3,186 Mohawk Industries, Inc.
b
457,510
5,813 NIKE, Inc. 776,559
8,432 Nordstrom, Inc.
a
298,914
4,690 Norwegian Cruise Line Holdings,
Ltd.
b
106,228
1,093 NVR, Inc.
b
4,860,003
12,107 Ollie's Bargain Outlet Holdings,
Inc.
b
1,146,896
1,127 Overstock.com, Inc.
a,b
87,455
20,285 Park Hotels & Resorts, Inc. 338,354
6,451 Penn National Gaming, Inc.
b
669,098
49,808 Planet Fitness, Inc.
b
3,586,176
53,622 Playa Hotels and Resorts NV
b
285,269
788 Pool Corporation 279,094
5,860 PulteGroup, Inc. 254,910
969 Purple Innovation, Inc.
b
32,985
524 PVH Corporation 44,676
34,303 Red Rock Resorts, Inc. 805,434
2,717 RH
b
1,291,553
219 Royal Caribbean Cruises, Ltd. 14,235
5,156 Ruth's Hospitality Group, Inc. 93,788
675 Scientific Games Corporation
b
26,473
Shares Common Stock (43.2%) Value
Consumer Discretionary (5.3%) - continued
4,001 Six Flags Entertainment
Corporation $ 136,834
32,868 Skyline Corporation
b
1,105,351
13,552 Sleep Number Corporation
b
1,460,092
12,990 Sony Corporation ADR 1,243,273
4,959 Standard Motor Products, Inc. 194,542
51,388 Stoneridge, Inc.
b
1,410,601
300 Strategic Education, Inc. 26,511
17,986 Taylor Morrison Home Corporation
b
467,276
3,211 Tenneco, Inc.
b
32,431
1,680 Tesla, Inc.
b
1,333,130
34,811 Texas Roadhouse, Inc. 2,652,946
6,580 Thor Industries, Inc. 796,246
9,420 Toll Brothers, Inc. 481,362
374 TopBuild Corporation
b
74,781
6,138 Tri Pointe Homes, Inc.
b
123,988
1,748 Tupperware Brands Corporation
b
52,580
6,767 Ulta Beauty, Inc.
b
1,893,136
846 Vail Resorts, Inc. 225,002
192 Wayfair, Inc.
b
52,285
635 Whirlpool Corporation 117,532
326 Williams-Sonoma, Inc. 42,028
13,316 Wingstop, Inc. 1,998,066
39 Winmark Corporation 6,655
1,695 Wyndham Destinations, Inc. 74,987
563 YETI Holdings, Inc.
b
37,057
2,382 Yum! Brands, Inc. 241,749
36,882 Zumiez, Inc.
b
1,588,877
Total 91,071,513
Consumer Staples (1.5%)
333 Beyond Meat, Inc.
a,b
59,301
1,458 BJ's Wholesale Club Holdings,
Inc.
b
61,338
137 Boston Beer Company, Inc.
b
125,614
11,568 Casey's General Stores, Inc. 2,168,769
80 Church & Dwight Company, Inc. 6,754
5,888 Colgate-Palmolive Company 459,264
2,787 Costco Wholesale Corporation 982,223
26,591 Coty, Inc. 169,385
10,127 Darling Ingredients, Inc.
b
627,975
76,127 e.l.f. Beauty, Inc.
b
1,656,524
1,772 Edgewell Personal Care Company 59,185
2,550 Flowers Foods, Inc. 58,548
37,963 Hain Celestial Group, Inc.
b
1,578,691
141 Herbalife Nutrition, Ltd.
b
7,185
1,549 Ingredion, Inc. 116,903
10,314 John B. Sanfilippo & Son, Inc. 829,555
4,126 Kimberly-Clark Corporation 545,045
32,668 Lamb Weston Holdings, Inc. 2,440,300
326 Lancaster Colony Corporation 56,913
2,104 McCormick & Company, Inc. 188,392
317 Medifast, Inc. 74,390
15,737 Monster Beverage Corporation
b
1,366,444
9,757 NewAge, Inc.
b
29,759
900 Nu Skin Enterprises, Inc. 52,083
583 PepsiCo, Inc. 79,620
2,508 Performance Food Group
Company
b
117,575
10,671 Philip Morris International, Inc. 849,945
154,011 Primo Water Corporation 2,379,470
4,609 Procter & Gamble Company 590,920
921 Seneca Foods Corporation
b
33,386
897 Spectrum Brands Holdings, Inc. 67,786
5,318 Sprouts Farmers Markets, Inc.
b
120,453

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Consumer Staples (1.5%) - continued
295 Tootsie Roll Industries, Inc.
a
$ 11,676
92,082 Turning Point Brands, Inc. 4,337,062
3,368 US Foods Holding Corporation
b
104,374
790 Utz Brands, Inc. 18,628
2,355 Vector Group, Ltd. 27,648
19,184 Wal-Mart Stores, Inc. 2,695,160
140 WD-40 Company 42,617
Total 25,196,860
Energy (0.9%)
364 Abraxas Petroleum Corporation
b
928
15,734 Antero Midstream Corporation 127,445
9,726 Apache Corporation 138,887
13,141 Archrock, Inc. 116,561
32,674 BP plc ADR 726,016
9,413 Centennial Resource
Development, Inc.
b
22,026
8,471 ChampionX Corporation
b
129,522
11,894 Chevron Corporation 1,013,369
12,012 Cimarex Energy Company 506,666
6,006 Continental Resources, Inc.
a
118,258
10,481 Core Laboratories NV 345,663
1,908 Delek US Holdings, Inc. 35,794
174,215 Devon Energy Corporation 2,867,579
11,834 Diamondback Energy, Inc. 670,870
14,868 EnLink Midstream, LLC
b
57,837
22,811 Enterprise Products Partners, LP 461,467
5,737 EOG Resources, Inc. 292,358
23,125 EQT Corporation 377,169
15,578 Equitrans Midstream Corporation 103,594
628 Evolution Petroleum Corporation 1,997
5,844 Exterran Corporation
b
25,246
9,951 Exxon Mobil Corporation 446,203
8,648 Frank's International NV
b
24,041
19,832 Gran Tierra Energy, Inc.
b
11,661
18,564 Halliburton Company 327,283
95,662 Helmerich & Payne, Inc. 2,322,673
9,173 HollyFrontier Corporation 261,064
3,013 Liberty Oilfield Services, Inc. 36,216
21,981 Marathon Oil Corporation 159,142
17,982 Marathon Petroleum Corporation 776,103
98,402 Nine Energy Service, Inc.
b
254,861
2,928 Occidental Petroleum Corporation 58,736
5,573 Oceaneering International, Inc.
b
47,092
14,252 Patterson-UTI Energy, Inc. 87,650
6,978 Pioneer Natural Resources
Company 843,640
3,018 Plains GP Holdings, LP
b
26,076
4,429 ProPetro Holding Corporation
b
35,388
3,785 RPC, Inc.
b
16,881
4,101 Schlumberger, Ltd. 91,083
10,451 Southwestern Energy Company
b
39,400
23,974 Talos Energy, Inc.
b
202,820
5,106 Targa Resources Corporation 139,751
11,292 TechnipFMC plc 120,712
9,707 Valero Energy Corporation 547,766
Total 15,015,494
Financials (6.4%)
124 1st Source Corporation 4,879
4,418 AG Mortgage Investment Trust,
Inc. 15,640
48,928 Air Lease Corporation 1,939,017
1,477 Alleghany Corporation 837,237
37,922 Ally Financial, Inc. 1,434,968
Shares Common Stock (43.2%) Value
Financials (6.4%) - continued
1,613 American Express Company $ 187,527
16,555 American Financial Group, Inc. 1,558,488
1,278 Ameriprise Financial, Inc. 252,878
18,618 Ameris Bancorp 728,150
1,342 Aon plc 272,560
9,542 Apollo Commercial Real Estate
Finance, Inc. 106,680
32,120 Arch Capital Group, Ltd.
b
1,008,889
1,000 Argo Group International Holdings,
Ltd. 40,350
16,916 Arthur J. Gallagher & Company 1,952,276
4,316 Artisan Partners Asset
Management, Inc. 208,894
24,497 Associated Banc-Corp 439,476
90,602 Assured Guaranty, Ltd. 3,239,022
2,245 Bancorp, Inc.
b
37,649
73,688 Bank of America Corporation 2,184,849
1,490 Bank of Marin Bancorp 55,339
35,989 Bank of N.T. Butterfield & Son, Ltd. 1,094,425
3,585 BankFinancial Corporation 30,401
8,404 Banner Corporation 371,709
3,030 Berkshire Hathaway, Inc.
b
690,446
19,919 Berkshire Hills Bancorp, Inc. 330,257
1,293 BlackRock, Inc. 906,729
1,646 Blackstone Mortgage Trust, Inc. 43,882
52 BM Technologies, Inc.
b,c
715
519 BOK Financial Corporation 38,333
1,349 Bridge Bancorp, Inc.
b
32,956
91,246 Bridgewater Bancshares, Inc.
b
1,171,599
3,156 Brighthouse Financial, Inc.
b
111,596
14,812 BrightSphere Investment Group 271,504
9,136 Brookline Bancorp, Inc. 115,022
1,454 Brown & Brown, Inc. 62,653
2,328 Byline Bancorp, Inc. 37,411
15,477 Capital One Financial Corporation 1,613,632
565 Cboe Global Markets, Inc. 51,827
9,593 Central Pacific Financial
Corporation 190,709
13,575 Charles Schwab Corporation 699,656
3,138 Chimera Investment Corporation 31,694
12,173 Chubb, Ltd. 1,773,241
2,269 Cincinnati Financial Corporation 190,800
29,395 Citigroup, Inc. 1,704,616
5,466 Citizens Financial Group, Inc. 199,181
3,005 CME Group, Inc. 546,129
63,973 Columbia Banking System, Inc. 2,464,240
9,348 Comerica, Inc. 534,706
589 Commerce Bancshares, Inc. 39,375
10,226 Community Trust Bancorp, Inc. 372,840
908 Cullen/Frost Bankers, Inc. 83,754
918 Customers Bancorp, Inc.
b
20,398
281 Diamond Hill Investment Group,
Inc. 41,653
9,520 Discover Financial Services 795,301
4,774 East West Bancorp, Inc. 286,154
3,120 Ellington Residential Mortgage
REIT 37,315
433 Employers Holdings, Inc. 13,207
1,541 Enterprise Financial Services
Corporation 54,413
45,285 Equitable Holdings, Inc. 1,122,162
16,850 Essent Group, Ltd. 704,836
20,188 Evercore, Inc. 2,202,511
243,441 Everi Holdings, Inc.
b
3,184,208
28,449 F.N.B. Corporation 280,507
1,786 FactSet Research Systems, Inc. 539,979

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Financials (6.4%) - continued
1,332 FBL Financial Group, Inc. $ 74,645
403 Federal Agricultural Mortgage
Corporation 30,628
6,085 Financial Institutions, Inc. 139,286
927 First American Financial
Corporation 48,473
12,692 First Bancorp/Puerto Rico 115,497
599 First Bancorp/Southern Pines NC 20,402
10,985 First Busey Corporation 227,060
16,026 First Financial Bancorp 293,596
3,631 First Financial Corporation 139,394
3,680 First Horizon Corporation 51,115
360 First Mid-Illinois Bancshares, Inc. 12,193
11,559 First Midwest Bancorp, Inc. 191,070
445 First of Long Island Corporation 7,445
551 First Republic Bank 79,889
12,031 Flagstar Bancorp, Inc. 515,528
1,696 Flushing Financial Corporation 31,003
49,109 Fulton Financial Corporation 658,061
16,795 Glacier Bancorp, Inc. 783,487
1,751 Goldman Sachs Group, Inc. 474,819
7,355 Granite Point Mortgage Trust, Inc. 68,549
9,377 Great Southern Bancorp, Inc. 461,067
7,866 Great Western Bancorp, Inc. 188,784
12,788 Hamilton Lane, Inc. 963,832
27,169 Hancock Whitney Corporation 927,550
7,026 Hanmi Financial Corporation 97,099
5,374 Hanover Insurance Group, Inc. 604,414
67,654 Heartland Financial USA, Inc. 2,886,120
128,874 Heritage Commerce Corporation 1,131,514
6,670 Hometrust Bancshares, Inc. 140,070
41,246 Hope Bancorp, Inc. 461,130
7,299 Horizon Bancorp, Inc. 115,543
1,204 Houlihan Lokey, Inc. 78,079
8,188 Independent Bank Corporation 150,332
6,417 Interactive Brokers Group, Inc. 392,656
24,648 J.P. Morgan Chase & Company 3,171,458
35,517 James River Group Holdings, Ltd. 1,579,796
3,497 Janus Henderson Group plc 107,568
12,908 Kemper Corporation 908,078
63,290 KeyCorp 1,067,069
17,586 Kinsale Capital Group, Inc. 3,298,430
8,222 Ladder Capital Corporation 80,822
2,502 Lakeland Bancorp, Inc. 32,801
4,101 Lincoln National Corporation 186,554
3,361 Loews Corporation 152,220
90 Markel Corporation
b
87,253
224 MarketAxess Holdings, Inc. 121,130
1,387 Marsh & McLennan Companies,
Inc. 152,445
2,961 Mercantile Bank Corporation 80,391
12,209 Meridian Bancorp, Inc. 184,966
15,699 MetLife, Inc. 755,907
4,405 Midland States Bancorp, Inc. 81,008
10,725 MidWestOne Financial Group, Inc. 263,728
1,053 Moody's Corporation 280,372
25,051 Morgan Stanley 1,679,670
135 Morningstar, Inc. 31,035
3,449 Mr. Cooper Group, Inc.
b
93,916
4,777 MSCI, Inc. 1,888,348
91 National Western Life Group, Inc. 16,380
355 NBT Bancorp, Inc. 11,719
18,424 New York Community Bancorp,
Inc. 192,715
5,159 Northern Trust Corporation 460,131
Shares Common Stock (43.2%) Value
Financials (6.4%) - continued
2,254 OFG Bancorp $ 38,724
2,616 Old National Bancorp 43,923
3,442 Old Second Bancorp, Inc. 33,800
15,762 PacWest Bancorp 475,855
408 Peapack-Gladstone Financial
Corporation 9,596
1,448 Peoples Bancorp, Inc. 44,164
30,164 People's United Financial, Inc. 412,040
20,422 Popular, Inc. 1,158,949
13,411 Premier Financial Corporation 372,289
15,582 Primerica, Inc. 2,170,728
2,786 PROG Holdings, Inc. 131,443
1,223 Prosperity Bancshares, Inc. 82,479
7,751 QCR Holdings, Inc. 300,584
42,716 Radian Group, Inc. 820,147
13,196 Raymond James Financial, Inc. 1,318,676
8,476 Redwood Trust, Inc. 72,724
7,969 Reinsurance Group of America,
Inc. 837,143
381 RLI Corporation 36,873
1,737 S&P Global, Inc. 550,629
1,370 Safety Insurance Group, Inc. 100,613
45,368 Santander Consumer USA
Holdings, Inc. 1,002,633
76,516 Seacoast Banking Corporation of
Florida
b
2,329,912
8,632 SEI Investments Company 456,201
11,150 Selective Insurance Group, Inc. 724,527
7,748 Signature Bank 1,279,892
10,940 Simmons First National
Corporation 270,218
800 Southside Bancshares, Inc. 25,096
9,543 Starwood Property Trust, Inc. 179,027
3,480 Sterling Bancorp 64,241
2,116 Stifel Financial Corporation 109,651
54,835 Synovus Financial Corporation 2,039,862
6,390 T. Rowe Price Group, Inc. 999,907
1,439 Territorial Bancorp, Inc. 34,335
9,708 TMX Group, Ltd. 936,371
64 Tompkins Financial Corporation 4,280
2,499 Torchmark Corporation 225,885
2,669 Towne Bank 61,921
6,304 TPG RE Finance Trust, Inc. 61,590
2,793 TriCo Bancshares 104,179
53,178 Triumph Bancorp, Inc.
b
3,049,227
20,071 Truist Financial Corporation 963,007
10,018 TrustCo Bank Corporation 62,312
1,362 Trustmark Corporation 37,414
5,847 Two Harbors Investment
Corporation 35,491
10,389 Umpqua Holdings Corporation 150,744
8,115 United Bankshares, Inc. 256,921
483 Univest Financial Corporation 10,843
6,163 Unum Group 143,166
21,752 Valley National Bancorp 222,088
343 Walker & Dunlop, Inc. 28,236
1,652 Washington Trust Bancorp, Inc. 71,994
3,828 Webster Financial Corporation 178,959
72,744 Wells Fargo & Company 2,173,591
3,951 WesBanco, Inc. 114,579
126,108 Western Alliance Bancorp 8,598,043
10,174 Western Asset Mortgage Capital
Corporation 30,013
155 Westwood Holdings Group, Inc. 1,835
8,559 Wintrust Financial Corporation 515,166
44,618 Zions Bancorporations NA 1,969,439

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Financials (6.4%) - continued
2,653 Zurich Insurance Group AG $ 1,060,794
Total 110,714,659
Health Care (6.4%)
9,256 Abbott Laboratories 1,143,949
6,261 AbbVie, Inc. 641,627
1,675 Acadia Healthcare Company, Inc.
b
84,889
65,696 ACADIA Pharmaceuticals, Inc.
b
3,156,693
376 Acceleron Pharma, Inc.
b
43,439
5,798 ADMA Biologics, Inc.
b
12,872
2,312 Adverum Biotechnologies, Inc.
b
28,507
1,528 Agile Therapeutics, Inc.
b
4,309
3,604 Akebia Therapeutics, Inc.
b
11,677
1,493 Align Technology, Inc.
b
784,392
206 Allakos, Inc.
b
27,466
1,415 Altimmune, Inc.
b
20,206
2,254 AmerisourceBergen Corporation 234,867
4,164 Amgen, Inc. 1,005,315
27,104 AMN Healthcare Services, Inc.
b
1,954,741
2,211 AnaptysBio, Inc.
b
57,309
4,200 Anthem, Inc. 1,247,316
175,351 Ardelyx, Inc.
b
1,190,633
5,879 Arena Pharmaceuticals, Inc.
b
436,457
7,506 Argenx SE ADR
b
2,199,408
2,358 Arrowhead Research Corporation
b
181,967
2,838 Atara Biotherapeutics, Inc.
b
52,390
73 Atrion Corporation 47,557
427 AVROBIO, Inc.
b
6,110
25,467 Axonics Modulation Technologies,
Inc.
b
1,316,644
2,764 Becton, Dickinson and Company 723,588
2,788 Biogen, Inc.
b
787,917
32,345 Biohaven Pharmaceutical Holding
Company, Ltd.
b
2,756,441
172 Bio-Rad Laboratories, Inc.
b
98,688
10,540 Bio-Techne Corporation 3,424,551
728 BioXcel Therapeutics, Inc.
b
33,721
948 Bluebird Bio, Inc.
b
42,233
598 Bruker Corporation 34,618
702 Capricor Therapeutics, Inc.
b
4,619
41,905 Catalent, Inc.
b
4,821,170
11,595 Centene Corporation
b
699,179
2,278 Cerner Corporation 182,491
2,771 Charles River Laboratories
International, Inc.
b
717,828
545 Chemed Corporation 282,256
6,273 Cigna Holding Company 1,361,555
2,938 CryoLife, Inc.
b
70,306
11,143 CVS Health Corporation 798,396
2,409 CymaBay Therapeutics, Inc.
b
12,888
2,831 CytomX Therapeutics, Inc.
b
19,562
1,749 Danaher Corporation 415,982
397 Deciphera Pharmaceuticals, Inc.
b
17,547
6,850 Dexcom, Inc.
b
2,567,723
1,682 Dynavax Technologies
Corporation
b
10,613
1,200 Editas Medicine, Inc.
b
73,620
11,324 Edwards Lifesciences
Corporation
b
935,136
4,064 Envista Holdings Corporation
b
144,435
40 Fate Therapeutics, Inc.
b
3,625
564 Fulcrum Therapeutics, Inc.
b
6,238
16,177 GlaxoSmithKline plc ADR 602,593
10,894 Global Blood Therapeutics, Inc.
b
546,007
19,160 GoodRx Holdings, Inc.
a,b
893,239
Shares Common Stock (43.2%) Value
Health Care (6.4%) - continued
31,686 Guardant Health, Inc.
b
$ 4,927,173
1,746 Haemonetics Corporation
b
199,550
69,119 Halozyme Therapeutics, Inc.
b
3,289,373
6,057 HCA Healthcare, Inc. 984,141
2,547 HealthEquity, Inc.
b
212,802
4,322 Hill-Rom Holdings, Inc. 415,085
351 Humana, Inc. 134,472
18 ICU Medical, Inc.
b
3,681
2,033 ImmunoGen, Inc.
b
14,495
1,425 Immunovant, Inc.
b
55,618
4,471 Inovio Pharmaceuticals, Inc.
b
57,005
1,076 Insmed, Inc.
b
40,447
10,691 Inspire Medical Systems, Inc.
b
2,154,343
9,008 Insulet Corporation
b
2,406,757
1,453 Integra LifeSciences Holdings
Corporation
b
95,956
969 Intuitive Surgical, Inc.
b
724,463
2,510 Invitae Corporation
b
124,295
5,910 Ionis Pharmaceuticals, Inc.
b
355,014
1,481 Iovance Biotherapeutics, Inc.
b
64,927
3,426 IQVIA Holding, Inc.
b
609,143
8,168 Jazz Pharmaceuticals, Inc.
b
1,270,124
25,089 Johnson & Johnson 4,092,769
2,770 Kura Oncology, Inc.
b
82,962
1,328 Laboratory Corporation of America
Holdings
b
303,992
35,608 LHC Group, Inc.
b
7,093,826
1,577 MacroGenics, Inc.
b
32,234
25,760 Medtronic plc 2,867,861
26,858 Merck & Company, Inc. 2,069,946
974 Mersana Therapeutics, Inc.
b
18,564
2,205 Mesa Laboratories, Inc. 611,094
481 Mettler-Toledo International, Inc.
b
561,856
154 Mirati Therapeutics, Inc.
b
31,621
4,686 Molina Healthcare, Inc.
b
1,000,976
1,415 Myovant Sciences, Ltd.
b
32,955
21,898 Natera, Inc.
b
2,335,203
3,569 National Healthcare Corporation 228,594
1,220 Neogen Corporation
b
98,661
18,185 Nevro Corporation
b
2,942,151
1,437 Novo Nordisk AS ADR 100,015
14,154 NuVasive, Inc.
b
760,636
1,811 Omnicell, Inc.
b
213,336
48,444 Optinose, Inc.
b
192,807
669 Orthifix Medical, Inc.
b
27,034
1,423 Owens & Minor, Inc. 41,381
4,604 PerkinElmer, Inc. 677,110
14,194 PRA Health Sciences, Inc.
b
1,749,269
876 Precigen, Inc.
b
7,446
13,528 Pulmonx Corporation
b
767,308
2,674 Quidel Corporation
b
671,094
1,932 Reata Pharmaceuticals, Inc.
b
200,136
8,697 Repligen Corporation
b
1,739,400
1,709 Replimune Group, Inc.
b
66,309
856 Revolution Medicines, Inc.
b
36,072
2,451 Sage Therapeutics, Inc.
b
197,673
4,325 Sarepta Therapeutics, Inc.
b
386,655
141 Seres Therapeutics, Inc.
b
3,349
5,674 Sesen Bio, Inc.
b
9,703
31,476 Silk Road Medical, Inc.
b
1,716,386
3,804 Spectrum Pharmaceuticals, Inc.
b
13,656
3,833 Stryker Corporation 847,131
554 Surmodics, Inc.
b
25,207
42,807 Syneos Health, Inc.
b
3,182,700
59,807 Tactile Systems Technology, Inc.
b
3,262,472

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Health Care (6.4%) - continued
603 Teladoc Health, Inc.
b
$ 159,090
8,184 Teleflex, Inc. 3,090,524
3,175 Tenet Healthcare Corporation
b
150,082
3,058 Thermo Fisher Scientific, Inc. 1,558,663
15,887 Travere Therapeutics, Inc.
b
401,147
702 U.S. Physical Therapy, Inc. 84,479
28 Ultragenyx Pharmaceutical, Inc.
b
3,881
998 United Therapeutics Corporation
b
163,492
3,490 UnitedHealth Group, Inc. 1,164,194
1,060 Universal Health Services, Inc. 132,161
2,100 Vaxart, Inc.
a,b
25,158
39,328 VBI Vaccines, Inc.
b
128,209
6,924 Veeva Systems, Inc.
b
1,914,071
668 Vertex Pharmaceuticals, Inc.
b
153,025
1,272 ViewRay, Inc.
b
5,648
479 Viking Therapeutics, Inc.
b
3,502
708 Waters Corporation
b
187,386
1,289 West Pharmaceutical Services,
Inc. 386,043
2,721 Zimmer Biomet Holdings, Inc. 418,136
14,223 Zoetis, Inc. 2,193,898
23,811 Zymeworks, Inc.
b
805,288
Total 111,545,996
Industrials (7.0%)
8,661 A.O. Smith Corporation 470,292
566 Acuity Brands, Inc. 68,056
12,101 Advanced Drainage Systems, Inc. 998,090
6,264 AECOM
b
313,826
1,648 Aegion Corporation
b
30,274
139 Alaska Air Group, Inc. 6,787
4,062 Allegion plc 434,675
94,679 Altra Industrial Motion Corporation 4,867,447
18,898 American Airlines Group, Inc.
a
324,479
12,892 AMETEK, Inc. 1,460,148
146,859 Arconic, Inc. 3,609,794
1,459 Armstrong World Industries, Inc. 114,108
55,345 ASGN, Inc.
b
4,588,654
10,225 AZZ, Inc. 486,608
1,841 Boeing Company 357,504
6,762 Carlisle Companies, Inc. 980,017
708 Caterpillar, Inc. 129,451
12,877 CBIZ, Inc.
b
333,643
29,842 Chart Industries, Inc.
b
3,584,323
1,410 Cintas Corporation 448,549
66 Copart, Inc.
b
7,243
1,673 CRA International, Inc. 89,020
12,552 Crane Company 949,935
6,014 CSW Industrials, Inc. 700,751
7,585 CSX Corporation 650,452
1,552 Cummins, Inc. 363,820
29,266 Curtiss-Wright Corporation 3,037,518
26,115 Delta Air Lines, Inc. 991,325
1,040 Douglas Dynamics, Inc. 42,432
1,935 Dycom Industries, Inc.
b
157,006
4,024 Eaton Corporation plc 473,625
5,741 EMCOR Group, Inc. 506,930
5,922 Emerson Electric Company 469,911
11,332 Encore Wire Corporation 654,423
1,598 Expeditors International of
Washington, Inc. 143,053
5,704 Fluor Corporation 98,622
9,494 Forrester Research, Inc.
b
376,532
39,384 Forward Air Corporation 2,823,439
6,546 Generac Holdings, Inc.
b
1,613,065
Shares Common Stock (43.2%) Value
Industrials (7.0%) - continued
10,777 General Dynamics Corporation $ 1,580,770
4,715 Gorman-Rupp Company 148,522
6,963 Heico Corporation 819,824
29,656 Helios Technologies, Inc. 1,617,735
5,886 Honeywell International, Inc. 1,149,948
6,743 Hubbell, Inc. 1,049,211
824 ICF International, Inc. 63,555
14,146 IDEX Corporation 2,633,844
361 Illinois Tool Works, Inc. 70,110
591 Insperity, Inc. 46,388
286 JB Hunt Transport Services, Inc. 38,513
7,372 JetBlue Airways Corporation
b
105,714
31,141 Johnson Controls International plc 1,551,445
4,408 Kansas City Southern 893,369
636 Kimball International, Inc. 7,689
5,263 L3Harris Technologies, Inc. 902,657
6,951 Landstar System, Inc. 968,969
2,919 Lennox International, Inc. 804,155
37,773 Lincoln Electric Holdings, Inc. 4,325,009
2,851 Linde Public Limited Company 699,635
785 Lockheed Martin Corporation 252,629
33,058 Manpower, Inc. 2,923,650
1,312 Masonite International
Corporation
b
130,544
34,456 Mercury Systems, Inc.
b
2,448,443
153,221 Meritor, Inc.
b
3,954,634
40,934 Middleby Corporation
b
5,555,562
4,910 MSC Industrial Direct Company,
Inc. 380,869
17,788 NAPCO Security Technologies,
Inc.
b
461,065
917 Nordson Corporation 164,134
512 Norfolk Southern Corporation 121,149
2,021 Northrop Grumman Corporation 579,239
18,266 Nutrien, Ltd. 898,139
11,807 Old Dominion Freight Line, Inc. 2,290,558
6,709 Otis Worldwide Corporation 433,737
5,579 Parker-Hannifin Corporation 1,476,259
2,372 Quad/Graphics, Inc. 11,101
15,914 Ranpak Holdings Corporation
b
275,949
68,055 Raven Industries, Inc. 2,196,135
12,339 Raytheon Technologies
Corporation 823,381
6,670 RBC Bearings, Inc.
b
1,116,091
41,906 Regal-Beloit Corporation 5,258,365
52,438 Ritchie Brothers Auctioneers, Inc. 3,089,123
2,088 Rockwell Automation, Inc. 518,931
33,590 Rush Enterprises, Inc. 1,410,444
2,356 Ryder System, Inc. 147,462
10,981 Saia, Inc.
b
1,940,892
7,843 Simpson Manufacturing Company,
Inc. 721,556
1,303 Snap-On, Inc. 234,527
29,890 Southwest Airlines Company 1,313,367
2,284 Spirit Airlines, Inc.
a,b
59,247
444 SPX FLOW, Inc.
b
23,519
10,748 Standex International Corporation 880,369
76,522 Summit Materials, Inc.
b
1,570,997
452 Sunrun, Inc.
b
31,310
671 Teledyne Technologies, Inc.
b
239,554
1,962 Tetra Tech, Inc. 238,520
914 Thermon Group Holdings, Inc.
b
13,335
16,107 Timken Company 1,218,656
34 Toro Company 3,205
24,197 TransUnion 2,106,107

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Industrials (7.0%) - continued
26,768 Trex Company, Inc.
b
$ 2,456,499
10,256 TriMas Corporation
b
324,602
894 UniFirst Corporation 190,243
3,424 Union Pacific Corporation 676,137
2,461 United Airlines Holdings, Inc.
b
98,415
6,982 United Parcel Service, Inc. 1,082,210
25,529 United Rentals, Inc.
b
6,203,802
9,665 Valmont Industries, Inc. 1,864,572
1,809 Verisk Analytics, Inc. 331,952
2,247 Waste Connections, Inc. 221,352
2,185 Watsco, Inc. 521,101
252 Watts Water Technologies, Inc. 30,258
18,440 WESCO International, Inc.
b
1,403,468
21,152 Willdan Group, Inc.
b
945,283
4,832 XPO Logistics, Inc.
b
533,501
2,251 Xylem, Inc. 217,424
Total 121,846,462
Information Technology (9.3%)
4,799 Accenture plc 1,160,974
2,368 Adobe, Inc.
b
1,086,367
543 ADTRAN, Inc. 9,340
18,738 Advanced Energy Industries, Inc.
b
1,922,144
52,238 Agilysys, Inc.
b
1,921,836
9,993 Akamai Technologies, Inc.
b
1,109,523
17,915 Alliance Data Systems Corporation 1,211,950
16,938 Amphenol Corporation 2,115,217
723 Analog Devices, Inc. 106,520
51,788 Anaplan, Inc.
b
3,454,260
5,133 ANSYS, Inc.
b
1,818,981
54,240 Apple, Inc. 7,157,510
1,353 Aspen Technology, Inc.
b
181,167
6,712 Atlassian Corporation plc
b
1,551,345
15,277 Avalara, Inc.
b
2,291,550
216 Avnet, Inc. 7,627
19,580 Axcelis Technologies, Inc.
b
670,419
20,648 Bandwidth, Inc.
b
3,678,235
5,774 Benchmark Electronics, Inc. 146,255
63,132 BigCommerce Holdings, Inc.
b
5,046,772
33 Bill.com Holdings, Inc.
b
4,022
25,349 Blackline, Inc.
b
3,285,737
1,498 Broadcom, Ltd. 674,849
3,731 Broadridge Financial Solutions,
Inc. 527,228
457 CACI International, Inc.
b
110,238
10,524 CDK Global, Inc. 525,148
2,925 CDW Corporation 385,105
1,147 Ceridian HCM Holding, Inc.
b
106,568
95,842 Change Healthcare, Inc.
b
2,286,790
37,472 Ciena Corporation
b
2,000,630
58,175 Cisco Systems, Inc. 2,593,441
277 Clearfield, Inc.
b
8,676
11,307 Cognex Corporation 928,644
27,412 Computer Services, Inc. 1,699,544
2,068 Concentrix Corporation
b
221,111
8,710 Coupa Software, Inc.
b
2,698,968
4,114 Cree, Inc.
b
415,843
1,474 CTS Corporation 44,957
17,843 Descartes Systems Group, Inc.
b
1,089,494
10,969 DocuSign, Inc.
b
2,554,570
44,407 Dolby Laboratories, Inc. 3,909,148
638 Domo, Inc.
b
40,443
31,684 Dropbox, Inc.
b
717,009
979 DSP Group, Inc.
b
15,791
32,062 Elastic NV
b
4,872,142
Shares Common Stock (43.2%) Value
Information Technology (9.3%) - continued
20,764 Endava plc ADR
b
$ 1,641,602
4,668 Enphase Energy, Inc.
b
851,210
3,657 EPAM Systems, Inc.
b
1,259,581
3,339 ePlus, Inc.
b
280,610
22,209 Euronet Worldwide, Inc.
b
2,775,237
21,325 Eventbrite, Inc.
a,b
380,651
1,947 ExlService Holdings, Inc.
b
149,296
1,058 eXp World Holdings, Inc.
b
112,772
2,378 F5 Networks, Inc.
b
465,969
2,065 Fair Isaac Corporation
b
929,477
3,904 First Solar, Inc.
b
387,082
15,648 Five9, Inc.
b
2,601,480
35,340 FLIR Systems, Inc. 1,839,447
13,431 Global Payments, Inc. 2,370,840
2,327 Guidewire Software, Inc.
b
267,000
18,873 Health Catalyst, Inc.
a,b
937,611
5,073 II-VI, Inc.
b
426,487
2,546 InterDigital, Inc. 163,479
1,905 Intuit, Inc. 688,143
67 IPG Photonics Corporation
b
14,970
5,504 Jack Henry & Associates, Inc. 796,924
2,032 Juniper Networks, Inc. 49,621
1,674 Kulicke and Soffa Industries, Inc. 59,712
2,559 Lam Research Corporation 1,238,428
31,323 Lattice Semiconductor
Corporation
b
1,256,366
6,586 Littelfuse, Inc. 1,602,835
34,012 Lumentum Holdings, Inc.
b
3,190,326
1,214 Manhattan Associates, Inc.
b
137,461
122 ManTech International Corporation 10,942
5,506 MasterCard, Inc. 1,741,493
1,895 MAXIMUS, Inc. 142,239
274 MaxLinear, Inc.
b
8,601
81,533 Medallia, Inc.
b
3,383,619
33,673 Microsoft Corporation 7,810,789
516 MicroStrategy, Inc.
a,b
318,532
22,405 MKS Instruments, Inc. 3,541,558
14,603 Monolithic Power Systems, Inc. 5,188,300
2,736 Motorola Solutions, Inc. 458,417
43,645 National Instruments Corporation 1,806,903
264 NetApp, Inc. 17,540
8,596 Nice, Ltd. ADR
b
2,245,963
7,435 Nova Measuring Instruments, Ltd.
b
517,699
6,158 Novanta, Inc.
b
769,257
94,449 Nuance Communications, Inc.
b
4,301,207
1,371 NVIDIA Corporation 712,358
5,347 Okta, Inc.
b
1,384,926
19,815 Oracle Corporation 1,197,420
6,946 Palo Alto Networks, Inc.
b
2,436,310
21 Paylocity Holding Corporation
b
3,937
3,509 PayPal Holdings, Inc.
b
822,194
15,748 Plexus Corporation
b
1,211,336
466 Progress Software Corporation 18,724
11,993 Q2 Holdings, Inc.
b
1,534,984
3,628 QAD, Inc. 235,058
6,999 Qorvo, Inc.
b
1,195,989
10,984 QUALCOMM, Inc. 1,716,580
9,532 Rogers Corporation
b
1,487,659
5,179 Sabre Corporation 55,830
22,984 SailPoint Technologies Holdings,
Inc.
b
1,271,245
1,470 Salesforce.com, Inc.
b
331,573
861 Samsung Electronics Company,
Ltd. GDR 1,581,441
2,415 ScanSource, Inc.
b
58,419

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Information Technology (9.3%) - continued
5,389 Semtech Corporation
b
$ 382,350
2,376 ServiceNow, Inc.
b
1,290,548
816 Shift4 Payments, Inc.
b
53,048
116 Shopify Inc.
b
127,436
40,291 Sierra Wireless, Inc.
b
745,786
1,152 Silicon Laboratories, Inc.
b
151,108
395 Solaredge Technology, Ltd.
b
113,890
1,538 Square, Inc.
b
332,146
51,294 STMicroelectronics NV ADR
a
2,049,195
2,068 SYNNEX Corporation 168,790
2,800 Synopsys, Inc.
b
715,260
1,406 TE Connectivity, Ltd. 169,282
15,145 Texas Instruments, Inc. 2,509,375
1,325 Tyler Technologies, Inc.
b
560,197
2,792 VeriSign, Inc.
b
541,843
1,886 ViaSat, Inc.
b
82,116
3,281 Visa, Inc. 634,053
2,739 VMware, Inc.
b
377,571
372 Western Union Company 8,284
36,972 Workiva, Inc.
b
3,603,661
496 Zendesk, Inc.
b
71,543
901 Zix Corporation
b
7,343
7,885 Zscaler, Inc.
b
1,574,635
Total 161,027,207
Materials (1.7%)
1,913 AdvanSix, Inc.
b
40,785
321 Air Products and Chemicals, Inc. 85,630
3,266 AptarGroup, Inc. 434,280
1,190 Avery Dennison Corporation 179,535
27,126 Axalta Coating Systems, Ltd.
b
732,131
136 Balchem Corporation 14,556
13,053 Ball Corporation 1,148,925
2,791 Cabot Corporation 122,553
46,669 Carpenter Technology Corporation 1,457,940
1,686 Celanese Corporation 205,945
27,542 CF Industries Holdings, Inc. 1,139,688
12,741 Chemours Company 335,598
5,735 Cleveland-Cliffs, Inc. 87,975
15,373 Coeur Mining, Inc.
b
139,126
16,184 Eastman Chemical Company 1,591,696
3,324 Ecolab, Inc. 679,791
116,909 Element Solutions, Inc. 1,990,960
6,790 Ferroglobe Representation &
Warranty Insurance Trust
b,c
1
2,194 FMC Corporation 237,588
2,588 Ingevity Corporation
b
170,006
17,597 Innospec, Inc. 1,544,841
247,678 Ivanhoe Mines, Ltd.
b
1,183,431
7,443 Kaiser Aluminum Corporation 645,308
4,995 LyondellBasell Industries NV 428,371
8,825 Martin Marietta Materials, Inc. 2,536,393
2,224 Materion Corporation 151,655
3,777 Minerals Technologies, Inc. 232,776
6,311 Myers Industries, Inc. 126,536
5,533 Neenah, Inc. 281,740
15,088 Nucor Corporation 735,238
5,032 O-I Glass, Inc. 63,604
9,269 Olin Corporation 221,622
675 Olympic Steel, Inc. 9,214
87 PPG Industries, Inc. 11,720
9,970 Quaker Chemical Corporation 2,613,436
190 Reliance Steel & Aluminum
Company 22,055
865 RPM International, Inc. 71,337
Shares Common Stock (43.2%) Value
Materials (1.7%) - continued
3,838 Ryerson Holding Corporation
b
$ 47,361
769 Scotts Miracle-Gro Company 170,264
763 Sealed Air Corporation 32,252
5,731 Sensient Technologies Corporation 404,207
844 Sherwin-Williams Company 583,879
26,079 Steel Dynamics, Inc. 893,727
31,436 UFP Technologies, Inc.
b
1,446,370
15,406 United States Lime & Minerals, Inc. 1,864,126
1,856 United States Steel Corporation 32,963
31,286 W. R. Grace & Company 1,815,214
1,441 Worthington Industries, Inc. 75,422
Total 29,039,771
Real Estate (2.4%)
29,947 Agree Realty Corporation 1,892,650
3,556 Alexandria Real Estate Equities,
Inc. 594,243
62,764 American Campus Communities,
Inc. 2,583,366
679 American Tower Corporation 154,378
1,740 Apartment Income REIT
Corporation
b
67,460
2,876 Armada Hoffler Properties, Inc. 30,917
3,196 AvalonBay Communities, Inc. 523,089
382 Bluegreen Vacations Holding
Corporations
b
5,000
71 Bluerock Residential Growth REIT,
Inc. 743
21,392 Camden Property Trust 2,185,193
14,166 CareTrust REIT, Inc. 318,168
40,395 CBRE Group, Inc.
b
2,463,287
2,951 Cedar Realty Trust, Inc. 31,487
876 Centerspace 61,267
20,012 Colliers International Group, Inc. 1,768,260
1,118 Colony Credit Real Estate, Inc. 8,832
8,234 Columbia Property Trust, Inc. 111,982
2,236 Community Healthcare Trust, Inc. 99,994
1,321 Corepoint Lodging, Inc. 8,996
2,674 CoStar Group, Inc.
b
2,405,825
81,004 Cushman and Wakefield plc
b
1,160,787
4,088 Digital Realty Trust, Inc. 588,468
22,109 Douglas Emmett, Inc. 612,640
18,081 Duke Realty Corporation 715,284
3,722 EastGroup Properties, Inc. 502,991
7,777 EPR Properties 308,280
5,517 Equity Lifestyle Properties, Inc. 335,654
32,252 Essential Properties Realty Trust,
Inc. 671,487
970 Essex Property Trust, Inc. 232,422
2,182 Farmland Partners, Inc. 22,496
2,188 Federal Realty Investment Trust 191,581
26,778 First Industrial Realty Trust, Inc. 1,088,258
8,806 FirstService Corporation 1,205,101
25,591 Four Corners Property Trust, Inc. 674,579
3,638 Gaming and Leisure Properties,
Inc. 149,631
4,020 Getty Realty Corporation 106,811
2,110 Gladstone Commercial
Corporation 37,368
3,140 Gladstone Land Corporation 49,424
2,077 Global Medical REIT, Inc. 26,046
26,234 Healthcare Realty Trust, Inc. 787,282
7,685 Healthcare Trust of America, Inc. 217,101
778 Highwoods Properties, Inc. 29,167
76,401 Host Hotels & Resorts, Inc. 1,035,234

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.2%) Value
Real Estate (2.4%) - continued
4,121 Hudson Pacific Properties, Inc. $ 96,596
26,997 Independence Realty Trust, Inc. 358,520
8,842 Industrial Logistics Properties Trust 187,539
3,447 Innovative Industrial Properties,
Inc. 645,003
2,431 Iron Mountain, Inc. 81,852
3,099 Jones Lang LaSalle, Inc.
b
453,105
19,197 Kilroy Realty Corporation 1,087,126
611 Lamar Advertising Company 49,357
3,140 Lexington Realty Trust 32,185
5,005 Life Storage, Inc. 408,308
24,797 Medical Properties Trust, Inc. 523,465
495 National Health Investors, Inc. 32,096
13,306 National Retail Properties, Inc. 518,934
55,724 National Storage Affiliates Trust 2,036,155
15,879 New Residential Investment
Corporation 149,104
4,264 New Senior Investment Group, Inc. 22,599
13,199 NexPoint Residential Trust, Inc. 520,965
6,861 Omega Healthcare Investors, Inc. 248,505
2,383 One Liberty Properties, Inc. 47,755
1,112 Plymouth Industrial REIT, Inc. 16,280
188 PotlatchDeltic Corporation 8,979
3,150 Preferred Apartment Communities,
Inc. 22,649
2,883 Public Storage, Inc. 656,229
23,020 Rayonier, Inc. REIT 707,865
9,273 Realty Income Corporation 547,663
1,553 Redfin Corporation
b
110,589
36,953 Rexford Industrial Realty, Inc. 1,808,480
225 RMR Group, Inc. 8,298
18,866 Sabra Health Care REIT, Inc. 316,760
3,739 SBA Communications Corporation 1,004,557
58,069 Service Properties Trust 616,112
4,472 SL Green Realty Corporation 301,771
6,127 Spirit Realty Capital, Inc. 236,257
8,631 STAG Industrial, Inc. 257,204
5,907 Store Capital Corporation 183,235
155,074 Sunstone Hotel Investors, Inc. 1,659,292
5,969 UDR, Inc. 229,508
1,993 UMH Properties, Inc. 29,297
6,470 Uniti Group, Inc. 79,646
82 Universal Health Realty Income
Trust 4,894
2,188 WP Carey, Inc. 145,283
Total 42,513,246
Utilities (0.7%)
8,747 AES Corporation 213,339
2,516 ALLETE, Inc. 158,105
14,409 Alliant Energy Corporation 700,998
2,622 American Electric Power
Company, Inc. 212,146
593 American States Water Company 45,815
45 American Water Works Company,
Inc. 7,156
2,355 Artesian Resources Corporation 96,272
2,837 Black Hills Corporation 167,723
35,936 CenterPoint Energy, Inc. 757,890
291 Chesapeake Utilities Corporation 29,516
12,168 CMS Energy Corporation 692,116
2,120 Consolidated Water Company,
Ltd. 26,860
580 Dominion Energy, Inc. 42,276
1,846 DTE Energy Company 219,157
Shares Common Stock (43.2%) Value
Utilities (0.7%) - continued
11,662 Duke Energy Corporation $ 1,096,228
16,362 Entergy Corporation 1,559,790
1,345 Essential Utilities, Inc. 62,274
4,041 Evergy, Inc. 217,123
12,502 Exelon Corporation 519,583
7,433 FirstEnergy Corporation 228,639
3,528 Hawaiian Electric Industries, Inc. 116,636
1,100 IDACORP, Inc. 97,130
3,040 MDU Resources Group, Inc. 79,922
271 Middlesex Water Company 21,572
1,366 National Fuel Gas Company 54,995
4,378 New Jersey Resources
Corporation 153,274
174 NiSource, Inc. 3,854
1,261 Northwest Natural Holding
Company 58,901
12,650 NorthWestern Corporation 689,046
4,704 NRG Energy, Inc. 194,793
18,394 OGE Energy Corporation 561,385
1,305 Otter Tail Corporation 51,795
458 Pinnacle West Capital Corporation 34,465
26,184 Portland General Electric
Company 1,107,321
2,274 Southwest Gas Holdings, Inc. 136,349
19,337 Spire, Inc. 1,183,231
11,354 UGI Corporation 408,630
1,102 Unitil Corporation 44,929
2,582 WEC Energy Group, Inc. 229,540
Total 12,280,774
Total Common Stock
(cost $539,735,841) 747,825,724
Principal
Amount Long-Term Fixed Income ( 3.7% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
25,013
MRA Issuance Trust
125,000
1.477%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
d,e
124,996
Total 150,009
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
26,067
0.580%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
3,971
Sequoia Mortgage Trust
42,495
3.116%,  9/20/2046, Ser.
2007-1, Class 4A1
e
33,136
WaMu Mortgage Pass Through
Certificates
21,968
3.014%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
21,267
32,936
3.037%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
32,708
Total 91,082

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (3.7%) Value
Mortgage-Backed Securities (1.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 1,007,966 3.000%,  3/25/2050 $ 1,061,681
310,684 3.000%,  4/1/2050 327,231
352,765 3.500%,  7/1/2047 376,960
Federal National Mortgage
Association
342,125 4.500%,  5/1/2048 372,691
472,522 3.500%,  10/1/2048 501,923
532,363 3.500%,  8/1/2049 566,216
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,136,000 2.000%,  3/1/2035
f
4,314,959
2,000,000 2.000%,  2/1/2036
f
2,089,609
2,059,000 1.500%,  3/1/2036
f
2,107,473
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,425,000 2.000%,  2/1/2051
f,g
3,536,848
2,500,000 2.500%,  2/1/2051
f
2,634,277
975,000 1.500%,  3/1/2051
f
978,199
2,450,000 2.000%,  3/1/2051
f,g
2,525,606
3,300,000 2.500%,  3/1/2051
f
3,471,316
1,014,784 4.000%,  7/1/2048 1,088,580
Total 25,953,569
U.S. Government & Agencies (2.2%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,901,250
1,490,000 2.250%,  11/15/2027 1,640,397
4,500,000 2.875%,  5/15/2028 5,164,277
190,000 5.250%,  11/15/2028 253,361
3,240,000 1.375%,  11/15/2040 3,087,113
2,291,000 2.500%,  5/15/2046 2,629,280
U.S. Treasury Notes
9,000,000 0.125%,  12/31/2022 9,001,758
960,000 2.250%,  11/15/2024 1,031,400
1,930,000 2.125%,  11/30/2024 2,065,552
540,000 2.625%,  1/31/2026 598,514
8,570,000 2.500%,  2/28/2026 9,452,777
Total 36,825,679
Total Long-Term Fixed Income
(cost $60,471,638) 63,020,339
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
8,572,640 Thrivent Cash Management Trust 8,572,640
Total Collateral Held for
Securities Loaned
(cost $8,572,640) 8,572,640
Shares or
Principal
Amount Short-Term Investments ( 8.8% ) Value
Federal Home Loan Bank Discount
Notes
900,000 0.075%, 2/10/2021
h,i
$ 899,991
5,900,000 0.080%, 3/17/2021
h,i
5,899,639
4,300,000 0.054%, 3/23/2021
h,i
4,299,701
11,400,000 0.055%, 3/30/2021
h,i
11,399,098
5,900,000 0.085%, 4/7/2021
h,i
5,899,254
5,900,000 0.085%, 4/8/2021
h,i
5,899,243
3,400,000 0.080%, 4/14/2021
h,i
3,399,524
900,000 0.080%, 4/21/2021
h,i
899,862
9,500,000 0.040%, 5/4/2021
h,i
9,498,301
Thrivent Core Short-Term Reserve
Fund
10,492,816 0.200% 104,928,165
Total Short-Term Investments
(cost $152,950,159) 153,022,778
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
21 $136.50, expires 2/19/2021 4,922
Put on 30-Yr. U.S. Treasury Bond
Futures
20 $168.00, expires 2/19/2021 20,313
Total Options Purchased
(cost $24,957) 25,235
Total Investments (cost
$1,338,479,743) 102.1% $1,769,045,384
Other Assets and Liabilities, Net
(2.1%) (35,732,081)
Total Net Assets 100.0% $1,733,313,303
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $150,009 or 0.0%
of total net assets.
e Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 8,271,533
Total lending $8,271,533
Gross amount payable upon return of
collateral for securities loaned $8,572,640
Net amounts due to counterparty
$301,107
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 27,573,742 27,573,742 – –
Consumer Discretionary 91,071,513 91,071,513 – –
Consumer Staples 25,196,860 25,196,860 – –
Energy 15,015,494 15,015,494 – –
Financials 110,714,659 108,716,779 1,997,165 715
Health Care 111,545,996 111,545,996 – –
Industrials 121,846,462 121,846,462 – –
Information Technology 161,027,207 159,445,766 1,581,441 –
Materials 29,039,771 27,856,339 1,183,431 1
Real Estate 42,513,246 42,513,246 – –
Utilities 12,280,774 12,280,774 – –
Registered Investment Companies
Unaffiliated 14,836,080 14,836,080 – –
Affiliated 580,030,314 580,030,314 – –
Long-Term Fixed Income
Asset-Backed Securities 150,009 – 150,009 –
Collateralized Mortgage Obligations 91,082 – 91,082 –
Mortgage-Backed Securities 25,953,569 – 25,953,569 –
U.S. Government & Agencies 36,825,679 – 36,825,679 –
Short-Term Investments 48,094,613 – 48,094,613 –
Options Purchased 25,235 25,235 – –
Subtotal Investments in Securities $1,453,832,305 $1,337,954,600 $115,876,989 $716
Other Investments  * Total
Affiliated Short-Term Investments 104,928,165
Affiliated Registered Investment Companies 201,712,274
Collateral Held for Securities Loaned 8,572,640
Subtotal Other Investments $315,213,079
Total Investments at Value $1,769,045,384
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,517,551 9,517,551 – –
Total Asset Derivatives $9,517,551 $9,517,551 $– $–
Liability Derivatives
Futures Contracts 20,097,036 20,097,036 – –
Call Options Written 4,813 – – 4,813
Total Liability Derivatives $20,101,849 $20,097,036 $– $4,813

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$48,243,113 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 79 March 2021 $ 10,899,746 ( $ 74,277)
CME E-mini Russell 2000 Index 6 March 2021 606,546 13,914
CME E-mini S&P 500 Index 1,683 March 2021 307,829,647 3,962,933
CME E-mini S&P Mid-Cap 400 Index 7 March 2021 1,620,320 14,670
CME Euro Foreign Exchange Currency 235 March 2021 35,729,571 (59,508)
CME Ultra Long Term U.S. Treasury Bond 16 March 2021 3,429,295 (153,795)
Eurex Euro STOXX 50 Index 822 March 2021 34,767,400 (182,810)
ICE mini MSCI EAFE Index 395 March 2021 41,617,968 163,157
ICE US mini MSCI Emerging Markets Index 1,444 March 2021 90,515,054 5,229,366
Total Futures Long Contracts $ 527,015,547 $ 8,913,650
CBOT 2-Yr. U.S. Treasury Note (11) March 2021 ( $ 2,430,709) ( $ 34)
CBOT 5-Yr. U.S. Treasury Note (51) March 2021 (6,415,926) (3,699)
CBOT U.S. Long Bond (17) March 2021 (2,913,619) 45,400
CME E-mini Russell 2000 Index (1,315) March 2021 (125,490,512) (10,493,638)
CME E-mini S&P Mid-Cap 400 Index (927) March 2021 (207,390,115) (9,129,275)
Ultra 10-Yr. U.S. Treasury Note (28) March 2021 (4,395,298) 88,111
Total Futures Short Contracts ( $ 349,036,179) ($19,493,135)
Total Futures Contracts $ 177,979,368 ($10,579,485)
The following table presents Aggressive Allocation Fund's options contracts held as of January 29, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 21.00 $ 136.50 February 2021 2,877,656 $ 4,922 ( $ 4,975)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 20.00 168.00 February 2021 3,374,375 20,313 5,253
Total Options Purchased Contracts $25,235 $278
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.50) $ 103.25 February 2021 (516,328) ( $ 736) $ 1,647
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) 103.09 March 2021 (1,030,860) (3,477) 976
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (0.50) 103.23 February 2021 (516,328) (600) 748
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($4,813) $3,371
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $44,025 $3,198 $– $55,447 4,541 3.2%
Core International Equity 59,200 1,323 17,000 52,536 5,427 3.0
Core Low Volatility Equity 86,799 1,955 – 93,729 7,633 5.4
Global Stock, Class S 39,279 1,485 – 45,959 1,682 2.7
High Yield, Class S 6,683 81 – 7,047 1,506 0.4
Income, Class S 4,916 168 – 5,073 509 0.3
International Allocation, Class S 117,405 2,185 – 137,445 12,979 7.9
Large Cap Growth, Class S 134,644 9,789 – 152,937 8,840 8.8
Large Cap Value, Class S 66,062 4,982 – 79,303 3,423 4.6
Limited Maturity Bond, Class S 7,434 30 – 7,517 590 0.4
Mid Cap Stock, Class S 83,257 3,193 – 100,106 3,068 5.8
Small Cap Stock, Class S 34,392 696 – 44,644 1,517 2.6
Total Affiliated Registered Investment
Companies 684,096 781,743 45.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 65,965 121,170 82,207 104,928 10,493 6.1
Total Affiliated Short-Term Investments 65,965 104,928 6.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,720 68,425 62,572 8,573 8,573 0.5
Total Collateral Held for Securities Loaned 2,720 8,573 0.5
Total Value $752,781 $895,244
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $8,224 $– $399
Core International Equity (226) 9,239 – 1,324
Core Low Volatility Equity Fund – 4,975 256 1,698
Global Stock, Class S – 5,195 1,033 452
High Yield, Class S – 283 – 81
Income, Class S – (11) 132 35
International Allocation, Class S – 17,855 – 2,185
Large Cap Growth, Class S – 8,504 9,789 –
Large Cap Value, Class S – 8,259 3,778 1,204
Limited Maturity Bond, Class S – 53 – 30
Mid Cap Stock, Class S – 13,656 2,928 266
Small Cap Stock, Class S – 9,556 422 273
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 12 (12) – 53
Total Income/Non Income Cash from Affiliated Investments $8,000
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 10
Total Affiliated Income from Securities Loaned, Net $10
Total $(214) $85,776 $18,339

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 15.7% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 175,500
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 174,183
Hexion, Inc., Term Loan
316,168
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
316,430
Innophos Holdings, Inc., Term
Loan
312,637
3.621%,  (LIBOR 1M +
3.500%), 2/7/2027
b
312,378
Momentive Performance Materials
USA, LLC, Term Loan
295,500
3.380%,  (LIBOR 1M +
3.250%), 5/15/2024
b
292,545
Nouryon USA, LLC, Term Loan
783,804
3.129%,  (LIBOR 1M +
3.000%), 10/1/2025
b
779,885
Pixelle Specialty Solutions, LLC,
Term Loan
551,619
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
551,757
Total 2,427,178
Capital Goods (1.6%)
Asplundh Tree Expert, LLC, Term
Loan
199,500
2.621%,  (LIBOR 1M +
2.500%), 9/4/2027
b
199,915
Flex Acquisition Company, Inc.
Term Loan
726,201
3.238%,  (LIBOR 3M +
3.000%), 6/29/2025
b
721,031
Gemini HDPE, LLC, Term Loan
475,000
3.500%,  (LIBOR 3M +
3.000%), 12/28/2027
b,c,d
471,637
GFL Environmental, Inc., Term
Loan
450,000
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
451,499
Mauser Packaging Solutions
Holding Company, Term Loan
453,136
3.381%,  (LIBOR 1M +
3.250%), 4/3/2024
b
444,168
Natgasoline, LLC, Term Loan
382,200
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
380,289
Navistar, Inc., Term Loan
630,500
3.630%,  (LIBOR 1M +
3.500%), 11/6/2024
b
629,081
Pactiv Evergreen Group Holdings,
Inc., Term Loan
113,198
2.871%,  (LIBOR 1M +
2.750%), 2/5/2023
b
113,128
405,000
3.371%,  (LIBOR 1M +
3.250%), 2/16/2026
b
405,203
TransDigm, Inc., Term Loan
1,108,800
2.371%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,088,819
Principal
Amount Bank Loans (15.7%)
a
Value
Capital Goods (1.6%) - continued
Vertiv Group Corporation, Term
Loan
$ 1,052,050
3.144%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 1,052,681
Total 5,957,451
Communications Services (4.7%)
Altice France SA, Term Loan
274,312
2.871%,  (LIBOR 1M +
2.750%), 7/31/2025
b
270,656
Cablevision Lightpath, LLC, Term
Loan
473,813
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
474,997
CCI Buyer, Inc., Term Loan
125,000
4.750%,  (LIBOR 2M +
4.000%), 12/12/2027
b
125,750
CommScope, Inc., Term Loan
819,625
3.371%,  (LIBOR 1M +
3.250%), 4/4/2026
b
816,937
Coral-US Co-Borrower, LLC, Term
Loan
1,310,000
2.371%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,302,638
CSC Holdings, LLC, Term Loan
505,312
2.377%,  (LIBOR 1M +
2.250%), 7/17/2025
b
501,209
1,197,900
2.627%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,191,168
Diamond Sports Group, LLC, Term
Loan
874,285
3.380%,  (LIBOR 1M +
3.250%), 8/24/2026
b
742,416
E.W. Scripps Company, Term Loan
200,000
3.750%,  (LIBOR 1M +
3.000%), 12/15/2027
b,c,d
199,850
Eagle Broadband Investments,
LLC, Term Loan
785,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
788,109
Entercom Media Corporation, Term
Loan
471,160
2.623%,  (LIBOR 1M +
2.500%), 11/17/2024
b
463,702
GCI, LLC, Term Loan
748,125
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
747,190
Gray Television, Inc., Term Loan
285,000
2.394%,  (LIBOR 1M +
2.250%), 2/7/2024
b
283,398
HCP Acquisition, LLC, Term Loan
730,432
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
731,476
iHeartCommunications, Inc., Term
Loan
362,256
3.121%,  (LIBOR 1M +
3.000%), 5/1/2026
b
357,456
Lumen Technologies, Inc., Term
Loan
1,121,237
2.371%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,116,472
Meredith Corporation, Term Loan
408,972
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
415,365

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.7%)
a
Value
Communications Services (4.7%) - continued
NEP Group, Inc., Term Loan
$ 637,000
3.371%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 606,564
Nexstar Broadcasting, Inc., Term
Loan
700,525
2.894%,  (LIBOR 1M +
2.750%), 9/19/2026
b
700,427
Nielsen Finance, LLC, Term Loan
248,125
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
249,522
Radiate Holdco, LLC, Term Loan
1,125,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,124,066
SBA Senior Finance II, LLC, Term
Loan
429,494
1.880%,  (LIBOR 1M +
1.750%), 4/11/2025
b
427,445
Terrier Media Buyer, Inc., Term
Loan
540,000
0.000%,  (LIBOR 1M +
3.500%), 12/17/2026
b,c,d
539,190
386,100
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
385,810
194,025
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
194,025
TNS, Inc., Term Loan
227,590
4.130%,  (LIBOR 1M +
4.000%), 8/14/2022
b
227,733
Virgin Media Bristol, LLC, Term
Loan
660,000
2.627%,  (LIBOR 1M +
2.500%), 1/31/2028
b
656,423
100,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,c,d
100,014
WideOpenWest Finance, LLC,
Term Loan
592,667
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
590,818
Xplornet Communications, Inc.,
Term Loan
488,323
4.871%,  (LIBOR 1M +
4.750%), 6/10/2027
b
492,161
Ziggo Financing Partnership, Term
Loan
695,000
2.627%,  (LIBOR 1M +
2.500%), 4/30/2028
b
690,364
Total 17,513,351
Consumer Cyclical (2.5%)
1011778 B.C., LLC, Term Loan
842,859
1.871%,  (LIBOR 1M +
1.750%), 11/19/2026
b
836,361
Boyd Gaming Corporation, Term
Loan
159,111
2.342%,  (LIBOR 1W +
2.250%), 9/15/2023
b
158,530
Caesars Resort Collection, LLC,
Term Loan
628,425
4.621%,  (LIBOR 1M +
4.500%), 7/20/2025
b
627,639
Carnival Corporation, Term Loan
314,211
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
323,049
Principal
Amount Bank Loans (15.7%)
a
Value
Consumer Cyclical (2.5%) - continued
Cengage Learning, Inc., Term
Loan
$ 307,723
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
$ 295,378
CP Atlas Buyer, Inc., Term Loan
105,000
0.000%,  (LIBOR 1M +
3.750%), 12/27/2027
b,c,d
105,000
Four Seasons Hotels, Ltd., Term
Loan
470,303
2.121%,  (LIBOR 1M +
2.000%), 11/30/2023
b
468,304
Golden Entertainment, Inc., Term
Loan
944,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
935,501
Golden Nugget, LLC, Term Loan
466,426
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
456,370
Harbor Freight Tools USA, Inc.,
Term Loan
608,475
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
608,779
IAA, Inc., Term Loan
198,337
2.375%,  (LIBOR 1M +
2.250%), 6/28/2026
b,e
197,842
LCPR Loan Financing, LLC, Term
Loan
1,010,000
5.127%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,017,888
Michaels Stores, Inc., Term Loan
452,725
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
451,593
PetSmart, Inc., Term Loan
175,000
0.000%,  (LIBOR 1M +
3.750%), 1/29/2028
b,c,d
174,781
Scientific Games International,
Inc., Term Loan
1,626,427
2.871%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,596,956
Staples, Inc., Term Loan
175,857
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
173,132
291,471
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
284,913
Stars Group Holdings BV, Term
Loan
370,684
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
371,504
Tenneco, Inc., Term Loan
234,402
3.121%,  (LIBOR 1M +
3.000%), 10/1/2025
b
231,413
Truck Hero, Inc., Term Loan
95,000
0.000%,  (LIBOR 1M +
3.750%), 1/20/2028
b,c,d
95,047
Total 9,409,980
Consumer Non-Cyclical (2.3%)
Bausch Health Americas, Inc.,
Term Loan
740,487
3.121%,  (LIBOR 1M +
3.000%), 6/1/2025
b
740,606
Bellring Brands, LLC, Term Loan
174,869
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
176,268

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.7%)
a
Value
Consumer Non-Cyclical (2.3%) - continued
Change Healthcare Holdings, LLC,
Term Loan
$ 353,557
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
$ 353,557
Chobani, LLC, Term Loan
244,388
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
245,152
CNT Holdings I Corporation, Term
Loan
315,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
316,351
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
91,800
Elanco Animal Health, Inc., Term
Loan
336,067
1.894%,  (LIBOR 1M +
1.750%), 8/1/2027
b
335,086
Endo International plc, Term Loan
327,490
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
324,625
Global Medical Response, Inc.,
Term Loan
1,595,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,595,399
Grifols Worldwide Operations USA,
Inc., Term Loan
465,300
2.092%,  (LIBOR 1W +
2.000%), 11/15/2027
b
464,137
IQVIA, Inc., Term Loan
114,115
1.871%,  (LIBOR 1M +
1.750%), 1/1/2025
b
113,944
JBS USA LUX SA, Term Loan
775,138
2.121%,  (LIBOR 1M +
2.000%), 5/1/2026
b
773,526
MPH Acquisition Holdings, LLC,
Term Loan
1,122,989
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,120,956
Ortho-Clinical Diagnostics SA,
Term Loan
1,179,216
3.394%,  (PRIME + 2.250%),
6/30/2025
b
1,175,678
Plantronics, Inc., Term Loan
374,201
2.621%,  (LIBOR 1M +
2.500%), 7/2/2025
b
369,781
Sotera Health Holdings, LLC, Term
Loan
265,000
0.000%,  (LIBOR 1M +
2.750%), 12/13/2026
b,c,d
264,226
US Foods, Inc., Term Loan
89,299
1.871%,  (LIBOR 1M +
1.750%), 6/27/2023
b
88,385
Total 8,549,477
Energy (0.5%)
Buckeye Partners, LP, Term Loan
435,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
434,756
133,987
2.897%,  (PRIME + 1.750%),
11/1/2026
b
133,913
Calpine Corporation, Term Loan
605,000
2.630%,  (LIBOR 1M +
2.500%), 12/16/2027
b
605,254
Principal
Amount Bank Loans (15.7%)
a
Value
Energy (0.5%) - continued
Lummus Technology Holdings V,
LLC, Term Loan
$ 533,663
4.121%,  (LIBOR 1M +
4.000%), 6/30/2027
b
$ 534,666
Total 1,708,589
Financials (1.3%)
Asurion, LLC, Term Loan
150,000
3.371%,  (LIBOR 1M +
3.250%), 12/18/2026
b
149,126
225,000
0.000%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c,d
226,688
Avolon TLB Borrower 1 US, LLC,
Term Loan
350,745
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
349,549
BPR Nimbus, LLC, Term Loan
402,394
2.621%,  (LIBOR 1M +
2.500%), 8/24/2025
b
389,650
Delos Finance SARL, Term Loan
105,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
104,767
INEOS US Finance, LLC, Term
Loan
89,309
2.121%,  (LIBOR 1M +
2.000%), 3/31/2024
b
88,731
Level 3 Financing, Inc., Term Loan
660,000
1.871%,  (LIBOR 1M +
1.750%), 3/1/2027
b
655,466
MoneyGram International, Inc.,
Term Loan
360,212
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
359,160
NCR Corporation, Term Loan
542,512
2.720%,  (LIBOR 3M +
2.500%), 8/28/2026
b
540,706
Newco Financing Partnership,
Term Loan
510,000
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
509,872
Northriver Midstream Finance, LP,
Term Loan
533,182
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
531,182
TricorBraun Holdings, Inc.,
Delayed Draw
47,743
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
47,624
TricorBraun Holdings, Inc., Term
Loan
212,257
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
211,726
Tronox Finance, LLC, Term Loan
278,818
3.183%,  (LIBOR 3M +
3.000%), 9/22/2024
b
278,569
UPC Financing Partnership, Term
Loan
510,000
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
509,872
Total 4,952,688

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.7%)
a
Value
Technology (1.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 540,009
3.711%,  (LIBOR 2M +
3.500%), 8/21/2026
b
$ 526,001
Prime Security Services Borrower,
LLC, Term Loan
1,225,000
0.000%,  (LIBOR 1M +
2.750%), 9/23/2026
b,c,d
1,223,910
Rackspace Technology Global,
Inc., Term Loan
1,339,613
4.000%,  (LIBOR 1M +
3.000%), 11/3/2023
b
1,338,863
SS&C Technologies, Inc., Term
Loan
479,169
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
476,116
374,053
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
371,670
Zayo Group Holdings, Inc., Term
Loan
396,401
3.121%,  (LIBOR 1M +
3.000%), 3/9/2027
b
393,710
Total 4,330,270
Transportation (0.2%)
SkyMiles IP, Ltd., Term Loan
630,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
658,980
United Airlines, Inc., Term Loan
232,584
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
227,788
Total 886,768
Utilities (0.8%)
Advanced Drainage Systems, Inc.,
Term Loan
61,427
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
61,350
Core and Main, LP, Term Loan
391,837
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
390,662
EnergySolutions, LLC, Term Loan
292,500
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
291,038
Exgen Renewables IV, LLC, Term
Loan
630,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
633,465
Pacific Gas and Electric Company,
Term Loan
781,075
6.750%,  (PRIME + 3.500%),
6/23/2025
b
787,324
PG&E Corporation, Term Loan
705,000
0.000%,  (LIBOR 1M +
3.000%), 6/23/2025
b,c,d,e
712,931
Talen Energy Supply, LLC, Term
Loan
222,300
3.871%,  (LIBOR 1M +
3.750%), 7/8/2026
b
221,095
Total 3,097,865
Total Bank Loans
(cost $58,683,071) 58,833,617
Shares Common Stock ( 38.2% ) Value
Communications Services (2.8%)
3,117 Activision Blizzard, Inc. $ 283,647
1,142 Alphabet, Inc., Class A
f
2,086,845
523 Alphabet, Inc., Class C
f
960,092
4,693 AT&T, Inc. 134,361
1,048 Charter Communications, Inc.
f
636,723
18,335 Comcast Corporation 908,866
9,062 Discovery, Inc., Class A
f,g
375,348
9,127 DISH Network Corporation
f
264,866
3,868 Facebook, Inc.
f
999,220
4,596 Live Nation Entertainment, Inc.
f
305,404
1,713 Match Group, Inc.
f
239,580
17,361 QuinStreet, Inc.
f
367,532
11,837 Twitter, Inc.
f
598,124
9,114 Uber Technologies, Inc.
f
464,176
16,757 Verizon Communications, Inc. 917,446
3,219 Walt Disney Company
f
541,339
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
6,777
3,493 Zillow Group, Inc.
f
484,549
Total 10,574,895
Consumer Discretionary (4.7%)
1,284 Amazon.com, Inc.
f
4,116,761
8,874 Aptiv plc 1,185,566
202 AutoZone, Inc.
f
225,911
2,117 Bloomin' Brands, Inc. 44,605
348 Booking Holdings, Inc.
f
676,627
33 Burlington Stores, Inc.
f
8,214
3,840 Callaway Golf Company 107,098
449 Carvana Company
f
117,274
5,815 Cedar Fair, LP 233,181
363 Chipotle Mexican Grill, Inc.
f
537,240
8,169 Cooper-Standard Holdings, Inc.
f
249,236
3,173 Crocs, Inc.
f
222,173
3,735 D.R. Horton, Inc. 286,848
770 Dick's Sporting Goods, Inc. 51,598
1,204 Domino's Pizza, Inc. 446,395
285 Dorman Products, Inc.
f
25,887
909 Emerald Holding, Inc. 3,691
2,464 Expedia Group, Inc. 305,782
367 Garmin, Ltd. 42,154
9,958 Harley-Davidson, Inc. 399,216
3,883 Home Depot, Inc. 1,051,594
5,260 Leggett & Platt, Inc. 215,660
7,492 Libbey, Inc.
f
20,603
6,067 Lowe's Companies, Inc. 1,012,279
1,955 Lululemon Athletica, Inc.
f
642,569
206 Madison Square Garden Sports
Corporation
f
33,349
296 Marriott International, Inc. 34,428
1,714 McDonald's Corporation 356,238
5,366 Miller Industries, Inc. 213,996
1,032 Mohawk Industries, Inc.
f
148,195
3,008 NIKE, Inc. 401,839
201 NVR, Inc.
f
893,742
1,171 RH
f
556,647
1,983 Sleep Number Corporation
f
213,648
4,900 Sony Corporation ADR 468,979
7,523 Stoneridge, Inc.
f
206,506
1,449 Tesla, Inc.
f
1,149,825
2,739 Texas Roadhouse, Inc. 208,739
15,680 Under Armour, Inc., Class C
f
234,730
94 Wayfair, Inc.
f
25,598
1,232 Yum! Brands, Inc. 125,036

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Consumer Discretionary (4.7%) - continued
5,398 Zumiez, Inc.
f
$ 232,546
Total 17,732,203
Consumer Staples (1.4%)
2,392 BJ's Wholesale Club Holdings,
Inc.
f
100,631
3,379 Bunge, Ltd. 221,122
3,054 Colgate-Palmolive Company 238,212
1,438 Costco Wholesale Corporation 506,794
15,168 Hain Celestial Group, Inc.
f
630,761
1,508 John B. Sanfilippo & Son, Inc. 121,288
1,561 Kimberly-Clark Corporation 206,208
5,884 Lamb Weston Holdings, Inc. 439,535
1,786 Monster Beverage Corporation
f
155,078
315 PepsiCo, Inc. 43,020
5,535 Philip Morris International, Inc. 440,863
22,548 Primo Water Corporation 348,367
2,384 Procter & Gamble Company 305,653
7,104 Turning Point Brands, Inc. 334,598
7,336 Wal-Mart Stores, Inc. 1,030,635
Total 5,122,765
Energy (1.1%)
2,772 Apache Corporation 39,584
12,353 BP plc ADR 274,484
776 Cheniere Energy, Inc.
f
49,144
4,799 Chevron Corporation 408,875
1,363 Core Laboratories NV 44,952
47,170 Devon Energy Corporation 776,418
2,615 Diamondback Energy, Inc. 148,244
3,350 Enbridge, Inc. 112,560
15,941 Enterprise Products Partners, LP 322,486
2,967 EOG Resources, Inc. 151,198
6,801 EQT Corporation 110,924
4,136 Exxon Mobil Corporation 185,458
7,138 Halliburton Company 125,843
14,295 Helmerich & Payne, Inc. 347,083
1,500 Kinder Morgan, Inc. 21,120
6,906 Marathon Petroleum Corporation 298,063
1,200 MPLX, LP 27,732
8,388 Nine Energy Service, Inc.
f
21,725
1,527 PDC Energy, Inc.
f
33,151
3,645 Pioneer Natural Resources
Company 440,681
2,127 Schlumberger, Ltd. 47,241
1,867 SM Energy Company 15,664
736 Talos Energy, Inc.
f
6,227
4,179 Valero Energy Corporation 235,821
1,000 Williams Companies, Inc. 21,230
Total 4,265,908
Financials (5.8%)
7,162 Air Lease Corporation 283,830
68 Alleghany Corporation 38,546
16,327 Ally Financial, Inc. 617,814
2,652 American Express Company 308,322
694 Aon plc 140,951
4,815 Arch Capital Group, Ltd.
f
151,239
1,989 Ares Capital Corporation 34,410
2,058 Arthur J. Gallagher & Company 237,514
20,050 Assured Guaranty, Ltd. 716,788
30,561 Bank of America Corporation 906,134
276 Bank of Marin Bancorp 10,251
5,267 Bank of N.T. Butterfield & Son, Ltd. 160,170
1,567 Berkshire Hathaway, Inc.
f
357,072
Shares Common Stock (38.2%) Value
Financials (5.8%) - continued
3,700 BlackRock TCP Capital
Corporation $ 42,143
670 BlackRock, Inc. 469,844
2,249 Blackstone Mortgage Trust, Inc. 59,958
13,357 Bridgewater Bancshares, Inc.
f
171,504
5,931 Capital One Financial Corporation 618,366
10,243 Charles Schwab Corporation 527,924
4,665 Chubb, Ltd. 679,551
12,420 Citigroup, Inc. 720,236
1,552 CME Group, Inc. 282,061
9,373 Columbia Banking System, Inc. 361,048
3,556 Comerica, Inc. 203,403
1,011 Community Trust Bancorp, Inc. 36,861
3,649 Discover Financial Services 304,837
1,831 Ellington Residential Mortgage
REIT 21,899
19,131 Equitable Holdings, Inc. 474,066
2,778 Evercore, Inc. 303,080
18,101 Everi Holdings, Inc.
f
236,761
293 FactSet Research Systems, Inc. 88,586
282 FBL Financial Group, Inc. 15,803
333 Financial Institutions, Inc. 7,622
1,610 First Busey Corporation 33,279
213 First Mid-Illinois Bancshares, Inc. 7,214
889 First Republic Bank 128,896
711 Flagstar Bancorp, Inc. 30,466
2,100 FS KKR Capital Corporation 35,280
2,300 FS KKR Capital Corporation II 38,065
1,516 Fulton Financial Corporation 20,314
2,457 Glacier Bancorp, Inc. 114,619
659 Goldman Sachs Group, Inc. 178,701
3,544 Golub Capital BDC, Inc. 50,360
1,111 Great Southern Bancorp, Inc. 54,628
2,512 Hancock Whitney Corporation 85,760
306 Hanmi Financial Corporation 4,229
1,672 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 98,899
9,787 Heartland Financial USA, Inc. 417,513
16,957 Heritage Commerce Corporation 148,882
862 Hometrust Bancshares, Inc. 18,102
5,197 Hope Bancorp, Inc. 58,102
389 Independent Bank Corporation 7,142
2,169 Interactive Brokers Group, Inc. 132,721
9,897 J.P. Morgan Chase & Company 1,273,447
5,215 James River Group Holdings, Ltd. 231,963
2,640 Kemper Corporation 185,724
27,249 KeyCorp 459,418
2,445 Kinsale Capital Group, Inc. 458,584
582 Lakeland Bancorp, Inc. 7,630
50 Markel Corporation
f
48,474
69 MarketAxess Holdings, Inc. 37,312
718 Marsh & McLennan Companies,
Inc. 78,915
6,315 Meridian Bancorp, Inc. 95,672
5,923 MetLife, Inc. 285,192
2,415 MidWestOne Financial Group, Inc. 59,385
544 Moody's Corporation 144,845
9,482 Morgan Stanley 635,768
177 MSCI, Inc. 69,968
239 Peapack-Gladstone Financial
Corporation 5,621
2,279 Primerica, Inc. 317,488
193 QCR Holdings, Inc. 7,485
14,254 Radian Group, Inc. 273,677
3,841 Raymond James Financial, Inc. 383,831

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Financials (5.8%) - continued
1,520 S&P Global, Inc. $ 481,840
6,641 Santander Consumer USA
Holdings, Inc. 146,766
8,173 Seacoast Banking Corporation of
Florida
f
248,868
1,467 Selective Insurance Group, Inc. 95,326
2,461 Sixth Street Specialty Lending, Inc. 50,352
697 Starwood Property Trust, Inc. 13,076
6,041 Synovus Financial Corporation 224,725
1,672 T. Rowe Price Group, Inc. 261,635
925 Torchmark Corporation 83,611
7,784 Triumph Bancorp, Inc.
f
446,335
7,661 Truist Financial Corporation 367,575
229 Umpqua Holdings Corporation 3,323
30,961 Wells Fargo & Company 925,115
16,717 Western Alliance Bancorp 1,139,765
16,385 Zions Bancorporations NA 723,234
1,016 Zurich Insurance Group AG 406,244
Total 21,929,955
Health Care (5.2%)
4,772 Abbott Laboratories 589,771
2,677 AbbVie, Inc. 274,339
645 Align Technology, Inc.
f
338,870
2,728 Amgen, Inc. 658,621
3,968 AMN Healthcare Services, Inc.
f
286,172
2,253 Anthem, Inc. 669,096
6,016 Ardelyx, Inc.
f
40,849
1,226 Becton, Dickinson and Company 320,954
1,037 Biogen, Inc.
f
293,067
2,071 Biohaven Pharmaceutical Holding
Company, Ltd.
f
176,491
145 Bio-Techne Corporation 47,112
3,208 Catalent, Inc.
f
369,080
4,361 Centene Corporation
f
262,968
2,335 Cerner Corporation 187,057
2,403 Cigna Holding Company 521,571
4,276 CVS Health Corporation 306,375
2,972 Danaher Corporation 706,860
608 Dexcom, Inc.
f
227,909
6,881 Edwards Lifesciences Corporation
f
568,233
6,163 GlaxoSmithKline plc ADR 229,572
6,607 Halozyme Therapeutics, Inc.
f
314,427
2,308 HCA Healthcare, Inc. 375,004
580 Humana, Inc. 222,204
209 Illumina, Inc.
f
89,126
786 Intuitive Surgical, Inc.
f
587,645
1,772 IQVIA Holding, Inc.
f
315,062
3,516 Jazz Pharmaceuticals, Inc.
f
546,738
10,843 Johnson & Johnson 1,768,819
594 Kura Oncology, Inc.
f
17,790
1,034 LHC Group, Inc.
f
205,993
10,919 Medtronic plc 1,215,612
10,163 Merck & Company, Inc. 783,262
249 Mettler-Toledo International, Inc.
f
290,857
2,356 Novo Nordisk AS ADR 163,978
6,107 NuVasive, Inc.
f
328,190
673 PerkinElmer, Inc. 98,978
1,151 Quidel Corporation
f
288,866
291 Reata Pharmaceuticals, Inc.
f
30,145
2,556 Stryker Corporation 564,902
8,703 Syneos Health, Inc.
f
647,068
4,787 Tactile Systems Technology, Inc.
f
261,131
985 Teladoc Health, Inc.
f,g
259,873
2,003 Thermo Fisher Scientific, Inc. 1,020,929
Shares Common Stock (38.2%) Value
Health Care (5.2%) - continued
1,799 UnitedHealth Group, Inc. $ 600,110
457 Universal Health Services, Inc. 56,979
6,796 VBI Vaccines, Inc.
f
22,155
954 Veeva Systems, Inc.
f
263,724
1,082 Vertex Pharmaceuticals, Inc.
f
247,865
1,039 Zimmer Biomet Holdings, Inc. 159,663
3,728 Zoetis, Inc. 575,044
Total 19,397,106
Industrials (5.1%)
5,220 Advanced Drainage Systems, Inc. 430,546
294 Aerojet Rocketdyne Holdings, Inc.
f
15,300
725 Allegion plc 77,582
15,952 Altra Industrial Motion Corporation 820,092
4,880 AMETEK, Inc. 552,709
21,969 Arconic, Inc. 539,998
3,010 ASGN, Inc.
f
249,559
689 Boeing Company 133,797
2,337 Carlisle Companies, Inc. 338,701
366 Caterpillar, Inc. 66,919
1,978 Chart Industries, Inc.
f
237,578
731 Cintas Corporation 232,546
34 Copart, Inc.
f
3,731
223 Crane Company 16,877
2,857 CSX Corporation 245,002
800 Cummins, Inc. 187,536
3,923 Curtiss-Wright Corporation 407,168
9,902 Delta Air Lines, Inc. 375,880
2,074 Eaton Corporation plc 244,110
3,053 Emerson Electric Company 242,255
1,657 Encore Wire Corporation 95,692
1,827 Fortive Corporation 120,728
3,593 Forward Air Corporation 257,582
4,714 General Dynamics Corporation 691,449
260 Gorman-Rupp Company 8,190
2,956 Greenbrier Companies, Inc. 106,948
2,997 Heico Corporation 352,867
4,340 Helios Technologies, Inc. 236,747
3,792 Honeywell International, Inc. 740,843
318 Hubbell, Inc. 49,481
1,442 IDEX Corporation 268,486
200 Illinois Tool Works, Inc. 38,842
11,806 Johnson Controls International plc 588,175
1,667 Kansas City Southern 337,851
2,019 L3Harris Technologies, Inc. 346,279
495 Landstar System, Inc. 69,003
2,543 Lincoln Electric Holdings, Inc. 291,173
1,475 Linde Public Limited Company 361,965
871 Lockheed Martin Corporation 280,305
4,235 Manpower, Inc. 374,543
13,978 Meritor, Inc.
f
360,772
2,029 Middleby Corporation
f,g
275,376
2,603 NAPCO Security Technologies,
Inc.
f
67,470
109 Nordson Corporation 19,510
827 Norfolk Southern Corporation 195,685
1,048 Northrop Grumman Corporation 300,367
7,864 Nutrien, Ltd. 386,673
2,314 Old Dominion Freight Line, Inc. 448,916
2,547 Otis Worldwide Corporation 164,663
2,216 Parker-Hannifin Corporation 586,376
2,827 Patrick Industries, Inc. 195,233
9,962 Raven Industries, Inc. 321,474
4,708 Raytheon Technologies
Corporation 314,165

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Industrials (5.1%) - continued
2,600 Regal-Beloit Corporation $ 326,248
2,635 Ritchie Brothers Auctioneers, Inc. 155,228
292 Rockwell Automation, Inc. 72,571
545 Saia, Inc.
f
96,329
13,281 Southwest Airlines Company 583,567
865 Stanley Black & Decker, Inc. 150,069
6,935 Timken Company 524,702
1,560 Tutor Perini Corporation
f
23,244
1,771 Union Pacific Corporation 349,719
2,675 United Parcel Service, Inc. 414,625
4,399 United Rentals, Inc.
f
1,069,001
893 Valmont Industries, Inc. 172,278
938 Verisk Analytics, Inc. 172,123
2,700 WESCO International, Inc.
f
205,497
Total 18,986,916
Information Technology (8.6%)
2,482 Accenture plc 600,445
2,212 Adobe, Inc.
f
1,014,799
2,753 Advanced Energy Industries, Inc.
f
282,403
7,646 Agilysys, Inc.
f
281,296
4,522 Akamai Technologies, Inc.
f
502,078
5,142 Alliance Data Systems Corporation 347,856
3,797 Amphenol Corporation 474,169
375 Analog Devices, Inc. 55,249
1,977 ANSYS, Inc.
f
700,589
36,232 Apple, Inc. 4,781,175
2,875 Axcelis Technologies, Inc.
f
98,440
2,973 BigCommerce Holdings, Inc.
f,g
237,662
1,611 Blackline, Inc.
f
208,818
1,887 Broadcom, Ltd. 850,093
889 Broadridge Financial Solutions,
Inc. 125,625
14,030 Change Healthcare, Inc.
f
334,756
9,270 Ciena Corporation
f
494,925
22,152 Cisco Systems, Inc. 987,536
4,011 Computer Services, Inc. 248,682
2,935 Dolby Laboratories, Inc. 258,368
13,641 Dropbox, Inc.
f
308,696
1,886 Enphase Energy, Inc.
f
343,912
143 Euronet Worldwide, Inc.
f
17,869
356 Fair Isaac Corporation
f
160,239
5,176 FLIR Systems, Inc. 269,411
1,960 II-VI, Inc.
f
164,777
985 Intuit, Inc. 355,812
316 Jack Henry & Associates, Inc. 45,754
324 Lam Research Corporation 156,800
906 Littelfuse, Inc. 220,493
1,401 Lumentum Holdings, Inc.
f
131,414
4,368 MasterCard, Inc. 1,381,555
2,705 Microchip Technology, Inc. 368,178
5,585 Micron Technology, Inc.
f
437,138
20,012 Microsoft Corporation 4,641,983
870 Motorola Solutions, Inc. 145,768
6,389 National Instruments Corporation 264,505
1,430 Nice, Ltd. ADR
f,g
373,630
29,961 Nuance Communications, Inc.
f
1,364,424
1,465 NVIDIA Corporation 761,199
2,880 ON Semiconductor Corporation
f
99,331
8,478 Oracle Corporation 512,326
4,546 PayPal Holdings, Inc.
f
1,065,173
2,304 Plexus Corporation
f
177,224
5,881 QUALCOMM, Inc. 919,083
2,376 Salesforce.com, Inc.
f
535,931
Shares Common Stock (38.2%) Value
Information Technology (8.6%) - continued
332 Samsung Electronics Company,
Ltd. GDR $ 609,801
994 ServiceNow, Inc.
f
539,901
187 Shopify Inc.
f
205,436
2,522 Square, Inc.
f
544,651
1,448 Synopsys, Inc.
f
369,892
727 TE Connectivity, Ltd. 87,531
872 Teradyne, Inc. 98,955
6,832 Texas Instruments, Inc. 1,131,994
123 Tyler Technologies, Inc.
f
52,003
1,697 Visa, Inc. 327,945
1,044 VMware, Inc.
f,g
143,915
2,839 Workiva, Inc.
f
276,717
Total 32,496,330
Materials (1.2%)
166 Air Products and Chemicals, Inc. 44,282
10,346 Axalta Coating Systems, Ltd.
f
279,239
5,619 Ball Corporation 494,584
6,628 Carpenter Technology Corporation 207,059
10,467 CF Industries Holdings, Inc. 433,124
5,063 Coeur Mining, Inc.
f
45,820
2,392 Eastman Chemical Company 235,253
2,484 Ecolab, Inc. 508,003
17,115 Element Solutions, Inc. 291,468
36,034 Ivanhoe Mines, Ltd.
f
172,174
1,911 LyondellBasell Industries NV 163,887
536 Martin Marietta Materials, Inc. 154,052
4,776 Nucor Corporation 232,735
45 PPG Industries, Inc. 6,062
436 Sherwin-Williams Company 301,625
9,273 Steel Dynamics, Inc. 317,786
4,612 UFP Technologies, Inc.
f
212,198
2,347 United States Lime & Minerals, Inc. 283,987
4,593 W. R. Grace & Company 266,486
Total 4,649,824
Real Estate (1.5%)
1,469 Agree Realty Corporation 92,841
1,531 Alexandria Real Estate Equities,
Inc. 255,845
12,276 American Campus Communities,
Inc. 505,280
1,194 American Tower Corporation 271,468
1,213 AvalonBay Communities, Inc. 198,532
3,582 Camden Property Trust 365,901
3,157 CBRE Group, Inc.
f
192,514
2,928 Colliers International Group, Inc.
g
258,718
354 Community Healthcare Trust, Inc. 15,831
1,760 Digital Realty Trust, Inc. 253,352
7,952 Douglas Emmett, Inc. 220,350
7,784 Duke Realty Corporation 307,935
505 EastGroup Properties, Inc. 68,246
1,705 EPR Properties 67,586
5,794 Essential Properties Realty Trust,
Inc. 120,631
3,905 First Industrial Realty Trust, Inc. 158,699
4,935 Four Corners Property Trust, Inc. 130,087
2,770 Healthcare Realty Trust, Inc. 83,128
31,209 Host Hotels & Resorts, Inc. 422,882
3,964 Independence Realty Trust, Inc. 52,642
355 Industrial Logistics Properties Trust 7,530
425 Innovative Industrial Properties,
Inc. 79,526
930 iSTAR Financial, Inc. 14,117

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Real Estate (1.5%) - continued
7,508 National Storage Affiliates Trust $ 274,342
581 Plymouth Industrial REIT, Inc. 8,506
1,486 Public Storage, Inc. 338,243
3,369 Rayonier, Inc. REIT 103,597
2,858 Realty Income Corporation 168,793
2,175 Rexford Industrial Realty, Inc. 106,444
8,408 Service Properties Trust 89,209
22,704 Sunstone Hotel Investors, Inc. 242,933
Total 5,475,708
Utilities (0.8%)
6,205 Alliant Energy Corporation 301,873
1,352 American Electric Power
Company, Inc. 109,390
184 American States Water Company 14,216
15,472 CenterPoint Energy, Inc. 326,305
5,251 CMS Energy Corporation 298,677
299 Dominion Energy, Inc. 21,794
4,453 Duke Energy Corporation 418,582
6,720 Entergy Corporation 640,618
4,627 Exelon Corporation 192,298
418 NextEra Energy Partners, LP 34,067
755 NextEra Energy, Inc. 61,057
1,852 NorthWestern Corporation 100,878
3,835 Portland General Electric
Company 162,182
2,553 Spire, Inc. 156,218
219 Unitil Corporation 8,929
1,336 WEC Energy Group, Inc. 118,770
Total 2,965,854
Total Common Stock
(cost $105,403,217) 143,597,464
Principal
Amount Long-Term Fixed Income ( 23.4% ) Value
Asset-Backed Securities (1.8%)
522 Funding CLO, Ltd.
$ 175,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
175,783
Ares LVII CLO, Ltd.
175,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
176,740
Babson CLO, Ltd.
300,000
3.124%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
293,941
Benefit Street Partners CLO IV, Ltd.
300,000
1.974%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
300,275
Business Jet Securities, LLC
267,620
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
273,703
Cent CLO, LP
750,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
750,377
College Ave Student Loans, LLC
146,265
1.780%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
148,921
Principal
Amount Long-Term Fixed Income (23.4%) Value
Asset-Backed Securities (1.8%) - continued
Conn's Receivables Funding
$ 66,700
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
$ 66,802
Foundation Finance Trust
84,494
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
86,090
Harley Marine Financing, LLC
388,651
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
352,894
Octagon Investment Partners 50,
Ltd.
225,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
226,657
OZLM IX, Ltd.
400,000
1.774%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
400,277
Palmer Square CLO, Ltd.
350,000
2.238%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,h
350,070
Palmer Square Loan Funding, Ltd.
300,000
2.474%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
300,295
Pretium Mortgage Credit Partners,
LLC
346,811
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,i
346,917
Riserva CLO, Ltd.
325,000
1.923%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
325,229
Sound Point CLO X, Ltd.
350,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
348,451
Sound Point CLO XXI, Ltd.
700,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
703,867
TCI-Flatiron CLO, Ltd.
700,000
2.436%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,h
699,473
THL Credit Wind River CLO, Ltd.
350,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
348,226
Total 6,674,988
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
7,000 1.500%,  10/15/2025 7,247
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
h
86,022
BWAY Holding Company
80,000 5.500%,  4/15/2024
h
80,966
Cleveland-Cliffs, Inc.
60,000 5.750%,  3/1/2025 61,350
50,000 9.875%,  10/17/2025
h
58,794

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Basic Materials (0.4%) - continued
EI du Pont de Nemours &
Company
$ 29,000 1.700%,  7/15/2025 $ 30,066
First Quantum Minerals, Ltd.
90,000 7.500%,  4/1/2025
h
93,040
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 84,144
90,000 4.250%,  3/1/2030 97,565
Ingevity Corporation
90,000 3.875%,  11/1/2028
h
90,235
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 38,585
Kraton Polymers, LLC
80,000 4.250%,  12/15/2025
h
80,400
LYB International Finance III, LLC
29,000 1.250%,  10/1/2025 29,261
Mercer International, Inc.
50,000 5.125%,  2/1/2029
h
50,875
Methanex Corporation
60,000 5.250%,  12/15/2029 62,813
Mosaic Company
14,000 3.250%,  11/15/2022 14,607
Norbord, Inc.
110,000 5.750%,  7/15/2027
h
118,113
Novelis Corporation
80,000 5.875%,  9/30/2026
h
83,800
30,000 4.750%,  1/30/2030
h
31,500
Nucor Corporation
14,000 2.000%,  6/1/2025 14,693
OCI NV
90,000 4.625%,  10/15/2025
h
93,134
Olin Corporation
100,000 5.125%,  9/15/2027 103,750
Steel Dynamics, Inc.
17,000 2.400%,  6/15/2025 18,049
Syngenta Finance NV
64,000 3.933%,  4/23/2021
h
64,270
Tronox Finance plc
50,000 5.750%,  10/1/2025
h
51,250
Venator Finance SARL
40,000 5.750%,  7/15/2025
h
39,500
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
h
58,972
Total 1,643,001
Capital Goods (0.9%)
AECOM
135,000 5.125%,  3/15/2027 151,024
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
h
152,975
Ardagh Packaging Finance plc
45,000 6.000%,  2/15/2025
h
46,322
90,000 5.250%,  8/15/2027
h
93,289
Berry Global, Inc.
70,000 4.875%,  7/15/2026
h
74,935
Boeing Company
66,000 4.875%,  5/1/2025 74,503
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 54,368
44,000 1.950%,  11/18/2022 45,275
30,000 1.450%,  5/15/2025 30,932
Principal
Amount Long-Term Fixed Income (23.4%) Value
Capital Goods (0.9%) - continued
Chart Industries, Inc., Convertible
$ 46,000 1.000%,  11/15/2024
h
$ 97,829
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,572
CNH Industrial Capital, LLC
56,000 4.875%,  4/1/2021 56,403
17,000 1.950%,  7/2/2023 17,505
Covanta Holding Corporation
110,000 6.000%,  1/1/2027 114,900
20,000 5.000%,  9/1/2030 21,000
Crown Americas Capital
Corporation IV
160,000 4.500%,  1/15/2023 167,800
General Electric Company
240,000
3.554%,  (LIBOR 3M +
3.330%), 3/15/2021
b,j
226,690
GFL Environmental, Inc.
20,000 4.000%,  8/1/2028
h
19,800
80,000 3.500%,  9/1/2028
h
78,726
Greenbrier Companies, Inc.,
Convertible
39,000 2.875%,  2/1/2024 38,937
H&E Equipment Services, Inc.
100,000 3.875%,  12/15/2028
h
99,515
Honeywell International, Inc.
29,000 1.350%,  6/1/2025 29,864
Howmet Aerospace, Inc.
70,000 6.875%,  5/1/2025 81,550
Huntington Ingalls Industries, Inc.
25,000 3.844%,  5/1/2025 27,902
Jeld-Wen, Inc.
70,000 4.625%,  12/15/2025
h
71,400
John Deere Capital Corporation
39,000 1.200%,  4/6/2023 39,724
44,000 2.050%,  1/9/2025
g
46,546
KBR, Inc., Convertible
206,000 2.500%,  11/1/2023 269,216
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025 41,087
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
h
53,500
PACCAR Financial Corporation
15,000 2.650%,  4/6/2023 15,764
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 68,527
Patrick Industries, Inc., Convertible
61,000 1.000%,  2/1/2023 64,459
Raytheon Technologies
Corporation
37,000 2.800%,  3/15/2022 37,980
Republic Services, Inc.
36,000 2.500%,  8/15/2024 38,312
Reynolds Group Issuer, Inc.
5,000 5.125%,  7/15/2023
g,h
5,062
Roper Technologies, Inc.
31,000 2.350%,  9/15/2024 32,836
29,000 1.000%,  9/15/2025 29,167
SRM Escrow Issuer, LLC
90,000 6.000%,  11/1/2028
h
94,572
Standard Industries, Inc.
140,000 4.375%,  7/15/2030
h
148,575

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Capital Goods (0.9%) - continued
TransDigm, Inc.
$ 40,000 6.250%,  3/15/2026
h
$ 42,308
160,000 5.500%,  11/15/2027 164,192
10,000 4.625%,  1/15/2029
h
9,931
United Rentals North America, Inc.
180,000 4.000%,  7/15/2030 189,846
United Technologies Corporation
70,000 3.950%,  8/16/2025 79,693
WESCO Distribution, Inc.
60,000 7.250%,  6/15/2028
h
67,402
WW Grainger, Inc.
24,000 1.850%,  2/15/2025 25,097
Total 3,495,812
Collateralized Mortgage Obligations (3.4%)
Antler Mortgage Trust
126,665
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
126,721
249,362
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
249,814
Banc of America Alternative Loan
Trust
187,849
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 179,606
Banc of America Mortgage
Securities Trust
147,054
2.500%,  9/25/2035, Ser.
2005-H, Class 3A1
b
146,486
50,065
2.998%,  9/25/2035, Ser.
2005-H, Class 2A1
b
48,521
Bellemeade Re, Ltd.
261,355
1.730%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
261,605
38,251
2.780%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,h
38,342
200,000
3.530%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,h
201,965
150,000
2.430%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,h
150,387
BRAVO Residential Funding Trust
125,000
1.991%,  1/25/2024, Ser.
2021-A, Class A1
h,i
124,998
Business Jet Securities, LLC
96,219
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
97,651
CHL Mortgage Pass-Through Trust
222,517
2.680%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
193,812
105,687
2.732%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
107,435
320,423
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 250,375
CIM Trust
193,397
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
205,762
Citigroup Mortgage Loan Trust,
Inc.
256,783
3.461%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
255,235
Principal
Amount Long-Term Fixed Income (23.4%) Value
Collateralized Mortgage Obligations (3.4%) -
continued
Countrywide Alternative Loan Trust
$ 267,799
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 $ 145,728
Countrywide Home Loan
Mortgage Pass Through Trust
123,922
2.711%,  11/25/2035, Ser.
2005-22, Class 2A1
b
117,956
Credit Suisse First Boston
Mortgage Securities Corporation
94,763
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 94,745
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
194,833
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 199,539
Eagle Re, Ltd.
360,939
1.930%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
361,419
Federal Home Loan Mortgage
Corporation
708,135
3.500%,  8/15/2035, Ser.
345, Class C8
k
76,884
Federal Home Loan Mortgage
Corporation - REMIC
559,411
3.000%,  5/15/2027, Ser.
4046, Class GI
k
30,417
625,341
3.500%,  10/15/2032, Ser.
4119, Class KI
k
75,666
694,914
3.000%,  4/15/2033, Ser.
4203, Class DI
k
50,904
Federal National Mortgage
Association - REMIC
742,738
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
40,149
628,658
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
30,426
974,543
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
46,206
1,552,897
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
97,522
853,003
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
44,201
466,141
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
24,464
1,106,766
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
58,587
1,650,534
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
87,712
635,839
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
35,439
694,831
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
34,493
468,318
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
52,084
Genworth Mortgage Insurance
Corporation
150,000
2.030%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
150,205
GMAC Mortgage Corporation
Loan Trust
131,681
3.660%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
131,580

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Collateralized Mortgage Obligations (3.4%) -
continued
$ 12,203
0.630%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
$ 14,606
IndyMac INDA Mortgage Loan
Trust
654,106
3.111%,  8/25/2036, Ser.
2006-AR1, Class A1
b
624,549
IndyMac INDX Mortgage Loan
Trust
403,122
0.550%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
377,885
J.P. Morgan Alternative Loan Trust
110,899
3.524%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
105,191
346,795
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 276,188
Legacy Mortgage Asset Trust
278,503
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
284,501
Lehman Mortgage Trust
25,205
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 26,766
Master Asset Securitization Trust
314,254
0.630%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
71,250
Merrill Lynch Mortgage Investors
Trust
225,288
3.512%,  6/25/2035, Ser.
2005-A5, Class M1
b
128,463
New Residential Mortgage Loan
Trust
94,061
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
h,i
95,556
Preston Ridge Partners Mortgage
Trust, LLC
307,489
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
311,340
184,493
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
185,227
Pretium Mortgage Credit Partners,
LLC
302,380
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
h,i
303,519
Radnor RE, Ltd.
475,000
2.830%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
477,242
RCO Mortgage, LLC
161,784
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
162,194
Residential Accredit Loans, Inc.
Trust
143,339
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 142,476
149,458
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 149,558
101,239
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 98,949
Residential Asset Securitization
Trust
131,770
2.670%,  1/25/2034, Ser.
2004-IP1, Class A1
b
133,850
Principal
Amount Long-Term Fixed Income (23.4%) Value
Collateralized Mortgage Obligations (3.4%) -
continued
$ 213,180
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 $ 222,486
Residential Funding Mortgage
Security I Trust
237,747
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 224,068
Silver Hill Trust
160,414
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
167,467
Stanwich Mortgage Loan Trust
137,796
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
138,481
Starwood Mortgage Residential
Trust
207,296
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
215,561
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
211,326
Structured Adjustable Rate
Mortgage Loan Trust
83,416
3.203%,  7/25/2035, Ser.
2005-15, Class 4A1
b
77,069
148,312
3.201%,  9/25/2035, Ser.
2005-18, Class 1A1
b
120,095
Structured Asset Mortgage
Investments, Inc.
313,825
0.750%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
299,243
Toorak Mortgage Corporation
281,742
4.336%,  8/25/2021, Ser.
2018-1, Class A1
h,i
282,469
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
250,869
Vericrest Opportunity Loan
Transferee
350,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
h,i
349,513
750,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,i
750,623
39,961
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,i
40,077
Verus Securitization Trust
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
273,364
Wachovia Asset Securitization, Inc.
152,771
0.270%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,l
140,638
WaMu Mortgage Pass Through
Certificates
191,010
1.379%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
177,629
Wells Fargo Home Equity Trust
174,826
0.880%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
169,333
Total 12,704,662

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
$ 175,000
1.826%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
$ 176,855
Federal National Mortgage
Association - ACES
4,460,066
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
469,971
Total 646,826
Communications Services (1.4%)
Altice France SA
60,000 5.500%,  1/15/2028
h
62,475
AMC Networks, Inc.
60,000 4.250%,  2/15/2029
d
59,731
American Tower Corporation
46,000 3.375%,  5/15/2024 49,821
37,000 2.950%,  1/15/2025 39,910
29,000 4.400%,  2/15/2026 33,319
AT&T, Inc.
128,000 4.450%,  4/1/2024 142,360
Cable One, Inc.
30,000 4.000%,  11/15/2030
h
30,779
CCO Holdings, LLC
100,000 5.500%,  5/1/2026
h
103,571
100,000 5.125%,  5/1/2027
h
105,146
70,000 4.500%,  8/15/2030
h
73,718
CCOH Safari, LLC
135,000 5.750%,  2/15/2026
h
139,293
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 50,956
57,000 4.908%,  7/23/2025 65,710
Comcast Corporation
35,000 3.700%,  4/15/2024 38,481
35,000 3.950%,  10/15/2025 39,902
Cox Communications, Inc.
48,000 2.950%,  6/30/2023
h
50,485
Crown Castle International
Corporation
29,000 4.450%,  2/15/2026 33,364
CSC Holdings, LLC
50,000 5.500%,  5/15/2026
h
51,860
210,000 4.625%,  12/1/2030
h
214,200
Cumulus Media New Holdings,
Inc.
50,000 6.750%,  7/1/2026
h
50,750
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
h
37,754
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 42,010
DISH Network Corporation,
Convertible
262,000 3.375%,  8/15/2026 241,588
Embarq Corporation
110,000 7.995%,  6/1/2036 134,787
Entercom Media Corporation
50,000 6.500%,  5/1/2027
h
51,250
Fox Corporation
68,000 4.030%,  1/25/2024 74,826
Front Range BidCo, Inc.
140,000 4.000%,  3/1/2027
h
140,395
Principal
Amount Long-Term Fixed Income (23.4%) Value
Communications Services (1.4%) - continued
Frontier Communications
Corporation
$ 50,000 5.875%,  10/15/2027
h
$ 53,735
GCI, LLC
60,000 4.750%,  10/15/2028
h
62,531
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 33,931
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
h
61,275
LCPR Senior Secured Financing
DAC
50,000 6.750%,  10/15/2027
h
53,762
Level 3 Financing, Inc.
80,000 4.625%,  9/15/2027
h
83,113
110,000 4.250%,  7/1/2028
h
112,718
Liberty Interactive, LLC,
Convertible
109,000 3.500%,  1/15/2031 97,006
Meredith Corporation
60,000 6.500%,  7/1/2025
h
63,525
Netflix, Inc.
200,000 4.875%,  4/15/2028 234,114
Nexstar Escrow Corporation
90,000 5.625%,  7/15/2027
h
95,531
Nielsen Finance, LLC
30,000 5.625%,  10/1/2028
h
32,060
SBA Communications Corporation
60,000 3.875%,  2/15/2027 62,659
50,000 3.125%,  2/1/2029
h
49,875
Scripps Escrow II, Inc.
40,000 3.875%,  1/15/2029
h
40,000
SFR Group SA
130,000 7.375%,  5/1/2026
h
135,974
Sinclair Television Group, Inc.
80,000 5.500%,  3/1/2030
h
82,449
Sirius XM Radio, Inc.
170,000 5.000%,  8/1/2027
h
178,676
20,000 4.125%,  7/1/2030
h
20,608
Sprint Capital Corporation
80,000 6.875%,  11/15/2028 102,700
30,000 8.750%,  3/15/2032 45,825
Sprint Corporation
205,000 7.625%,  2/15/2025 244,975
T-Mobile USA, Inc.
43,000 3.500%,  4/15/2025
h
47,136
60,000 2.625%,  2/15/2029 60,218
50,000 2.875%,  2/15/2031 50,407
United States Cellular Corporation
50,000 6.700%,  12/15/2033 64,630
Univision Communications, Inc.
100,000 6.625%,  6/1/2027
h
105,250
VeriSign, Inc.
40,000 4.750%,  7/15/2027 42,504
Verizon Communications, Inc.
91,000 2.946%,  3/15/2022 93,705
73,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
75,118
58,000 0.850%,  11/20/2025 57,999
Viacom, Inc.
55,000 4.250%,  9/1/2023 59,642
38,000 5.875%,  2/28/2057
b
39,045

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Communications Services (1.4%) - continued
ViaSat, Inc.
$ 80,000 5.625%,  9/15/2025
h
$ 81,824
Virgin Media Secured Finance plc
70,000 5.500%,  8/15/2026
h
73,063
Vodafone Group plc
48,000 3.750%,  1/16/2024 52,388
VTR Finance NV
40,000 6.375%,  7/15/2028
h
43,306
Walt Disney Company
30,000 1.750%,  1/13/2026 31,301
Ziggo BV
100,000 5.500%,  1/15/2027
h
104,241
Total 5,187,260
Consumer Cyclical (1.7%)
1011778 B.C., ULC
170,000 4.375%,  1/15/2028
h
173,400
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
h
64,272
Allison Transmission, Inc
85,000 3.750%,  1/30/2031
h
84,531
Amazon.com, Inc.
29,000 0.800%,  6/3/2025 29,291
American Axle & Manufacturing,
Inc.
90,000 6.500%,  4/1/2027
g
94,144
American Honda Finance
Corporation
53,000 2.050%,  1/10/2023 54,731
29,000 0.650%,  9/8/2023 29,203
29,000 1.200%,  7/8/2025 29,527
Bloomin' Brands, Inc., Convertible
55,000 5.000%,  5/1/2025
h
108,075
BMW Finance NV
31,000 2.250%,  8/12/2022
h
31,878
Booking Holdings, Inc.,
Convertible
33,000 0.900%,  9/15/2021 35,962
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
h
51,894
Brookfield Residential Properties,
Inc.
125,000 6.250%,  9/15/2027
h
131,875
Burlington Stores, Inc., Convertible
235,000 2.250%,  4/15/2025
h
314,493
Carnival Corporation
60,000 11.500%,  4/1/2023
h
68,075
40,000 10.500%,  2/1/2026
h
46,400
20,000 7.625%,  3/1/2026
h
21,150
Cedar Fair, LP
80,000 5.250%,  7/15/2029 80,073
Colt Merger Sub, Inc.
120,000 6.250%,  7/1/2025
h
126,470
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 13,924
Daimler Finance North America,
LLC
29,000 2.550%,  8/15/2022
h
29,931
Dana, Inc.
80,000 5.625%,  6/15/2028 85,300
Dick's Sporting Goods, Inc.,
Convertible
119,000 3.250%,  4/15/2025
h
244,110
Principal
Amount Long-Term Fixed Income (23.4%) Value
Consumer Cyclical (1.7%) - continued
Empire Communities Corporation
$ 40,000 7.000%,  12/15/2025
h
$ 42,228
Ford Motor Company
30,000 9.000%,  4/22/2025 36,562
20,000 9.625%,  4/22/2030 28,344
90,000 7.450%,  7/16/2031 114,975
Ford Motor Credit Company, LLC
200,000 4.063%,  11/1/2024 208,228
140,000 4.134%,  8/4/2025 147,016
Gap, Inc.
40,000 8.625%,  5/15/2025
h
44,788
General Motors Company
30,000 5.400%,  10/2/2023 33,553
26,000 6.125%,  10/1/2025 31,319
General Motors Financial
Company, Inc.
57,000 4.375%,  9/25/2021 58,447
33,000 4.200%,  11/6/2021 33,929
37,000 3.150%,  6/30/2022 38,235
63,000 3.950%,  4/13/2024 68,598
44,000 2.900%,  2/26/2025 46,878
29,000 2.750%,  6/20/2025 30,820
72,000 5.700%,  9/30/2030
b,j
80,910
Hanesbrands, Inc.
130,000 4.875%,  5/15/2026
h
140,725
Harley-Davidson Financial
Services, Inc.
48,000 4.050%,  2/4/2022
h
49,659
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
h
52,710
Hilton Domestic Operating
Company, Inc.
210,000 4.875%,  1/15/2030 226,364
Home Depot, Inc.
26,000 3.750%,  2/15/2024 28,456
Hyundai Capital America
48,000 3.000%,  6/20/2022
h
49,434
29,000 1.800%,  10/15/2025
h
29,645
International Game Technology plc
80,000 5.250%,  1/15/2029
h
85,400
KB Home
70,000 4.800%,  11/15/2029 77,102
Kohl's Corporation
38,000 9.500%,  5/15/2025 49,151
L Brands, Inc.
90,000 6.625%,  10/1/2030
h
100,748
20,000 6.875%,  11/1/2035 23,186
Landry's, Inc.
60,000 6.750%,  10/15/2024
h
60,138
Lennar Corporation
18,000 4.125%,  1/15/2022 18,364
40,000 4.875%,  12/15/2023 44,100
14,000 5.875%,  11/15/2024 16,191
29,000 4.750%,  5/30/2025 33,078
Live Nation Entertainment, Inc.
40,000 3.750%,  1/15/2028
h
40,358
Lowe's Companies, Inc.
26,000 4.000%,  4/15/2025 29,365
Marriott International, Inc.
58,000 3.750%,  10/1/2025 62,664
Marriott Vacations Worldwide
Corporation, Convertible
54,000 1.500%,  9/15/2022 58,784

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Consumer Cyclical (1.7%) - continued
Mattamy Group Corporation
$ 130,000 5.250%,  12/15/2027
h
$ 136,825
McDonald's Corporation
64,000 3.350%,  4/1/2023 67,923
MGM Resorts International
125,000 5.750%,  6/15/2025 136,791
Nissan Motor Company, Ltd.
29,000 3.043%,  9/15/2023
h
30,459
Norwegian Cruise Line Holdings,
Ltd.
40,000 10.250%,  2/1/2026
h
46,400
PetSmart, Inc.
50,000 4.750%,  2/15/2028 51,125
Prime Security Services Borrower,
LLC
175,000 5.750%,  4/15/2026
h
191,590
30,000 3.375%,  8/31/2027
h
29,611
Ralph Lauren Corporation
29,000 1.700%,  6/15/2022 29,497
Realogy Group, LLC
50,000 5.750%,  1/15/2029
h
51,063
Royal Caribbean Cruises, Ltd.
80,000 9.125%,  6/15/2023
h
86,300
30,000 11.500%,  6/1/2025
h
34,591
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
h
103,008
SeaWorld Parks and
Entertainment, Inc.
40,000 9.500%,  8/1/2025
h
42,900
Six Flags Entertainment
Corporation
60,000 5.500%,  4/15/2027
g,h
60,555
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
h
43,100
Staples, Inc.
110,000 7.500%,  4/15/2026
h
112,210
Target Corporation
26,000 2.250%,  4/15/2025 27,704
Tenneco, Inc.
40,000 5.000%,  7/15/2026 36,900
TJX Companies, Inc.
25,000 3.500%,  4/15/2025 27,760
Toll Brothers Finance Corporation
57,000 5.875%,  2/15/2022 59,280
Toyota Motor Credit Corporation
43,000 0.450%,  1/11/2024 43,069
58,000 0.800%,  10/16/2025 58,324
Under Armour, Inc., Convertible
33,000 1.500%,  6/1/2024
h
54,815
Volkswagen Group of America
Finance, LLC
55,000 4.250%,  11/13/2023
h
60,372
14,000 3.350%,  5/13/2025
h
15,339
Wyndham Destinations, Inc.
50,000 6.625%,  7/31/2026
h
55,840
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
h
30,300
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
h
150,150
ZF North America Capital, Inc.
40,000 4.750%,  4/29/2025
h
43,386
Total 6,186,348
Principal
Amount Long-Term Fixed Income (23.4%) Value
Consumer Non-Cyclical (1.5%)
Abbott Laboratories
$ 40,000 3.400%,  11/30/2023 $ 43,186
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,644
62,000 2.300%,  11/21/2022 64,069
36,000 2.800%,  3/15/2023 37,479
119,000 3.600%,  5/14/2025 131,905
Albertson's Companies, Inc.
125,000 3.500%,  3/15/2029
h
123,437
40,000 4.875%,  2/15/2030
h
42,752
Altria Group, Inc.
32,000 3.800%,  2/14/2024 34,893
32,000 4.400%,  2/14/2026 36,876
Amgen, Inc.
39,000 1.900%,  2/21/2025 40,888
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 35,906
Anheuser-Busch InBev Worldwide,
Inc.
51,000 4.150%,  1/23/2025 57,668
Anthem, Inc.
39,000 2.375%,  1/15/2025 41,387
Aramark Services, Inc.
40,000 6.375%,  5/1/2025
h
42,524
AstraZeneca plc
31,000 0.700%,  4/8/2026 30,567
BAT Capital Corporation
51,000 3.222%,  8/15/2024 55,042
BAT International Finance plc
29,000 1.668%,  3/25/2026 29,450
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
h
30,909
90,000 5.000%,  2/15/2029
h
92,129
Bayer U.S. Finance II, LLC
64,000 3.500%,  6/25/2021
h
64,649
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 69,245
Bristol-Myers Squibb Company
51,000 3.625%,  5/15/2024 55,905
Bunge, Ltd. Finance Corporation
35,000 1.630%,  8/17/2025 35,847
Cargill, Inc.
15,000 1.375%,  7/23/2023
h
15,380
Centene Corporation
40,000 5.375%,  8/15/2026
h
41,950
30,000 4.250%,  12/15/2027 31,737
80,000 4.625%,  12/15/2029 88,696
110,000 3.000%,  10/15/2030 115,055
Central Garden & Pet Company
70,000 4.125%,  10/15/2030 73,178
Cigna Corporation
69,000 4.125%,  11/15/2025 79,142
Community Health Systems, Inc.
40,000 6.000%,  1/15/2029
h
42,500
70,000 6.875%,  4/15/2029
d,h
70,787
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 37,851
Constellation Brands, Inc.
64,000 4.250%,  5/1/2023 69,238
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,414
48,000 3.700%,  3/9/2023 51,193
64,000 4.100%,  3/25/2025 72,284

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Consumer Non-Cyclical (1.5%) - continued
DaVita, Inc.
$ 90,000 4.625%,  6/1/2030
h
$ 94,529
Diageo Capital plc
35,000 1.375%,  9/29/2025 35,941
Edgewell Personal Care Company
40,000 5.500%,  6/1/2028
h
42,789
Encompass Health Corporation
110,000 4.500%,  2/1/2028 114,538
Energizer Holdings, Inc.
130,000 4.375%,  3/31/2029
h
132,925
General Mills, Inc.
32,000 3.700%,  10/17/2023 34,745
32,000 3.650%,  2/15/2024 34,741
H. J. Heinz Company
20,000 5.200%,  7/15/2045 23,260
HCA, Inc.
250,000 5.375%,  2/1/2025 280,685
HLF Financing SARL, LLC
60,000 7.250%,  8/15/2026
h
63,356
Illumina, Inc., Convertible
20,000 0.500%,  6/15/2021 33,359
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
h
38,420
Ionis Pharmaceuticals, Inc.,
Convertible
52,000 0.125%,  12/15/2024 54,750
JBS Investments II GmbH
30,000 5.750%,  1/15/2028
h
31,802
JBS USA, LLC
90,000 5.500%,  1/15/2030
h
102,231
Kraft Foods Group, Inc.
100,000 5.000%,  6/4/2042 115,578
Kraft Heinz Foods Company
100,000 4.625%,  1/30/2029 114,228
160,000 3.750%,  4/1/2030 171,750
40,000 4.250%,  3/1/2031 44,996
Kroger Company
37,000 2.800%,  8/1/2022 38,308
McKesson Corporation
29,000 0.900%,  12/3/2025 28,944
Medtronic, Inc.
8,000 3.500%,  3/15/2025 8,918
Molina Healthcare, Inc.
70,000 4.375%,  6/15/2028
h
72,938
MPH Acquisition Holdings, LLC
40,000 5.750%,  11/1/2028
g,h
39,650
Mylan NV
37,000 3.150%,  6/15/2021 37,288
Mylan, Inc.
36,000 4.200%,  11/29/2023 39,216
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 31,339
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
h
107,832
PepsiCo, Inc.
39,000 2.250%,  3/19/2025 41,534
Philip Morris International, Inc.
17,000 1.500%,  5/1/2025 17,551
Pilgrim's Pride Corporation
40,000 5.875%,  9/30/2027
h
42,568
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,h,j
78,293
Principal
Amount Long-Term Fixed Income (23.4%) Value
Consumer Non-Cyclical (1.5%) - continued
Reynolds American, Inc.
$ 32,000 4.850%,  9/15/2023 $ 35,549
Royalty Pharma plc
29,000 1.200%,  9/2/2025
h
29,229
Scotts Miracle-Gro Company
120,000 4.500%,  10/15/2029 128,700
SEG Holding, LLC
80,000 5.625%,  10/15/2028
h
85,280
Simmons Foods, Inc.
80,000 5.750%,  11/1/2024
h
82,300
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
h
52,915
30,000 5.500%,  7/15/2030
h
32,250
Syneos Health, Inc.
40,000 3.625%,  1/15/2029
h
39,988
Sysco Corporation
55,000 5.650%,  4/1/2025 65,311
Teleflex, Inc.
100,000 4.625%,  11/15/2027 105,737
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 50,890
160,000 5.125%,  11/1/2027
h
168,618
Teva Pharmaceutical Finance
Netherlands III BV
15,000 2.200%,  7/21/2021 14,987
90,000 2.800%,  7/21/2023 89,226
Thermo Fisher Scientific, Inc.
26,000 4.133%,  3/25/2025 29,415
Upjohn, Inc.
29,000 1.650%,  6/22/2025
h
29,875
VRX Escrow Corporation
210,000 6.125%,  4/15/2025
h
215,158
Zoetis, Inc.
54,000 3.250%,  2/1/2023 56,692
Total 5,525,884
Energy (1.5%)
Antero Midstream Partners, LP
30,000 5.750%,  3/1/2027
h
29,919
Antero Resources Corporation
20,000 5.625%,  6/1/2023 19,775
60,000 5.000%,  3/1/2025 56,850
Apache Corporation
55,000 4.875%,  11/15/2027 56,512
60,000 4.375%,  10/15/2028 59,738
50,000 5.100%,  9/1/2040 50,628
Archrock Partners, LP
60,000 6.250%,  4/1/2028
h
61,275
Blue Racer Midstream, LLC
40,000 7.625%,  12/15/2025
h
42,325
BP Capital Markets America, Inc.
152,000 2.520%,  9/19/2022 157,141
15,000 2.937%,  4/6/2023 15,820
BP Capital Markets plc
72,000 4.875%,  3/22/2030
b,j
78,466
Buckeye Partners, LP
70,000 4.125%,  3/1/2025
h
70,962
Canadian Natural Resources, Ltd.
38,000 2.950%,  1/15/2023 39,611
29,000 2.050%,  7/15/2025 30,050
Canadian Oil Sands, Ltd.
37,000 9.400%,  9/1/2021
h
38,362

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Energy (1.5%) - continued
Cenovus Energy, Inc.
$ 59,000 5.375%,  7/15/2025 $ 66,666
20,000 6.750%,  11/15/2039 25,907
Cheniere Corpus Christi Holdings,
LLC
51,000 5.875%,  3/31/2025 59,087
Cheniere Energy Partners, LP
185,000 5.625%,  10/1/2026 192,465
Cheniere Energy, Inc., Convertible
28,000 4.250%,  3/15/2045 22,692
Chevron Corporation
14,000 1.141%,  5/11/2023 14,257
29,000 1.554%,  5/11/2025 29,935
Chevron USA, Inc.
46,000 3.900%,  11/15/2024 51,354
CNX Resources Corporation
50,000 6.000%,  1/15/2029
h
51,673
Comstock Resources, Inc.
40,000 9.750%,  8/15/2026 42,600
Continental Resources, Inc.
10,000 4.500%,  4/15/2023 10,263
30,000 4.375%,  1/15/2028 30,594
40,000 5.750%,  1/15/2031
h
43,300
Devon Energy Corporation
29,000 5.850%,  12/15/2025 34,026
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 32,750
Enagas SA
85,000 5.500%,  1/15/2028
h
84,150
Enbridge, Inc.
38,000 2.900%,  7/15/2022 39,271
244,000 6.250%,  3/1/2078
b
264,549
Encana Corporation
30,000 6.625%,  8/15/2037 36,118
Endeavor Energy Resources, LP
70,000 5.750%,  1/30/2028
h
74,200
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 39,847
64,000 5.875%,  1/15/2024 71,767
74,000 6.625%,  2/15/2028
b,j
63,270
EnLink Midstream Partners, LP
60,000 4.850%,  7/15/2026 58,262
55,000 5.600%,  4/1/2044 44,138
Enterprise Products Operating,
LLC
190,000 4.875%,  8/16/2077
b
181,489
EOG Resources, Inc.
60,000 2.625%,  3/15/2023 62,485
EQM Midstream Partners, LP
70,000 6.500%,  7/1/2027
h
74,956
30,000 5.500%,  7/15/2028 31,072
40,000 4.500%,  1/15/2029
h
38,609
30,000 6.500%,  7/15/2048 28,626
EQT Corporation
100,000 3.900%,  10/1/2027 103,875
EQT Corporation, Convertible
80,000 1.750%,  5/1/2026
h
108,455
Equinor ASA
25,000 2.875%,  4/6/2025 27,085
Exxon Mobil Corporation
20,000 1.571%,  4/15/2023 20,540
27,000 2.992%,  3/19/2025 29,348
Principal
Amount Long-Term Fixed Income (23.4%) Value
Energy (1.5%) - continued
Genesis Energy, LP
$ 30,000 6.500%,  10/1/2025 $ 27,759
20,000 8.000%,  1/15/2027 19,006
Harvest Midstream, LP
70,000 7.500%,  9/1/2028
h
73,518
Hess Corporation
24,000 3.500%,  7/15/2024 25,350
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
h
51,896
Hilcorp Energy I, LP
30,000 5.750%,  2/1/2029
h
30,505
Kinder Morgan Energy Partners,
LP
76,000 3.450%,  2/15/2023 79,674
Marathon Petroleum Corporation
32,000 4.750%,  12/15/2023 35,387
29,000 4.700%,  5/1/2025 33,097
MEG Energy Corporation
60,000 5.875%,  2/1/2029
d,h
59,550
MPLX, LP
57,000 4.500%,  7/15/2023 61,734
35,000 1.750%,  3/1/2026 35,688
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 47,535
National Fuel Gas Company
29,000 5.500%,  1/15/2026 33,747
Newfield Exploration Company
79,000 5.625%,  7/1/2024 85,972
NGL Energy Partners, LP
40,000 7.500%,  11/1/2023 36,500
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 74,200
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 48,000
120,000 2.900%,  8/15/2024 116,100
40,000 3.400%,  4/15/2026 38,637
40,000 8.500%,  7/15/2027 46,988
70,000 3.500%,  8/15/2029 64,951
40,000 6.450%,  9/15/2036 43,895
100,000 4.400%,  4/15/2046 88,077
ONEOK, Inc.
13,000 2.200%,  9/15/2025 13,534
PDC Energy, Inc., Convertible
3,000 1.125%,  9/15/2021 2,926
Pioneer Natural Resources
Company
43,000 1.125%,  1/15/2026 43,073
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025
h
52,406
Plains All American Pipeline, LP
155,000 6.125%,  11/15/2022
b,j
128,619
12,000 2.850%,  1/31/2023 12,353
13,000 3.600%,  11/1/2024 13,954
36,000 4.650%,  10/15/2025 40,289
QEP Resources, Inc.
40,000 5.625%,  3/1/2026 44,604
Range Resources Corporation
30,000 9.250%,  2/1/2026 32,694
30,000 8.250%,  1/15/2029
h
31,500
Sabine Pass Liquefaction, LLC
38,000 6.250%,  3/15/2022 39,842
38,000 5.625%,  4/15/2023 41,563

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Energy (1.5%) - continued
Schlumberger Finance Canada,
Ltd.
$ 29,000 1.400%,  9/17/2025 $ 29,494
Shell International Finance BV
25,000 2.375%,  4/6/2025 26,618
Southwestern Energy Company
65,000 7.500%,  4/1/2026 67,912
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 31,514
Sunoco Logistics Partners
Operations, LP
60,000 4.400%,  4/1/2021 60,190
Sunoco, LP
70,000 5.875%,  3/15/2028 74,200
30,000 4.500%,  5/15/2029
h
30,663
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 51,673
20,000 5.000%,  1/15/2028 20,650
Transocean Guardian, Ltd.
50,751 5.875%,  1/15/2024
h
44,915
USA Compression Partners, LP
30,000 6.875%,  4/1/2026 31,356
W&T Offshore, Inc.
75,000 9.750%,  11/1/2023
h
59,305
Weatherford International, Ltd.
60,000 8.750%,  9/1/2024
h
61,800
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 38,958
Western Midstream Operating, LP
30,000 4.100%,  2/1/2025 31,067
60,000 3.950%,  6/1/2025 60,900
30,000 5.500%,  8/15/2048 29,700
Williams Partners, LP
77,000 4.000%,  11/15/2021 78,453
42,000 4.500%,  11/15/2023 46,115
WPX Energy, Inc.
29,000 5.250%,  9/15/2024 32,244
Total 5,659,965
Financials (4.3%)
ACE INA Holdings, Inc.
60,000 2.875%,  11/3/2022 62,393
AerCap Ireland Capital DAC
50,000 3.150%,  2/15/2024 52,411
29,000 3.500%,  1/15/2025 30,935
Air Lease Corporation
73,000 2.500%,  3/1/2021 73,121
Aircastle, Ltd.
46,000 5.000%,  4/1/2023 49,441
Ally Financial, Inc.
43,000 1.450%,  10/2/2023 43,704
60,000 5.750%,  11/20/2025 69,854
American Express Company
36,000 3.700%,  8/3/2023 38,858
32,000 3.400%,  2/22/2024 34,696
American International Group, Inc.
14,000 2.500%,  6/30/2025 14,919
Ares Capital Corporation
15,000 4.250%,  3/1/2025 16,242
29,000 3.875%,  1/15/2026 31,212
Athene Global Funding
53,000 4.000%,  1/25/2022
h
54,824
Principal
Amount Long-Term Fixed Income (23.4%) Value
Financials (4.3%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 52,000 2.950%,  7/22/2030
b,h
$ 54,867
Aviation Capital Group, LLC
39,000 5.500%,  12/15/2024
h
44,037
Avolon Holdings Funding, Ltd.
16,000 5.250%,  5/15/2024
h
17,436
23,000 4.250%,  4/15/2026
h
24,831
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 2/17/2021
b,j
82,782
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
h
16,022
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
52,384
103,000 3.550%,  3/5/2024
b
109,554
129,000 3.864%,  7/23/2024
b
139,450
64,000 4.200%,  8/26/2024 71,493
395,000 6.250%,  9/5/2024
b,j
437,179
41,000 0.810%,  10/24/2024
b
41,250
32,000 3.458%,  3/15/2025
b
34,731
71,000 6.100%,  3/17/2025
b,j
79,936
72,000 1.319%,  6/19/2026
b
72,876
57,000 1.197%,  10/24/2026
b
57,565
144,000 5.875%,  3/15/2028
b,j
159,404
Bank of Montreal
96,000 3.300%,  2/5/2024 104,122
Bank of New York Mellon
Corporation
15,000 1.600%,  4/24/2025 15,596
36,000 4.700%,  9/20/2025
b,j
39,420
Bank of Nova Scotia
71,000 2.375%,  1/18/2023 73,833
29,000 1.950%,  2/1/2023 29,937
108,000 4.900%,  6/4/2025
b,j
115,970
Barclays plc
59,000 4.610%,  2/15/2023
b
61,445
74,000 4.338%,  5/16/2024
b
79,945
67,000 8.000%,  6/15/2024
b,j
75,124
29,000 4.375%,  9/11/2024 32,247
35,000 2.852%,  5/7/2026
b
37,303
BB&T Corporation
36,000 2.500%,  8/1/2024 38,368
BNP Paribas SA
72,000 7.625%,  3/30/2021
b,h,j
72,540
35,000 2.819%,  11/19/2025
b,h
37,324
BPCE SA
32,000 3.000%,  5/22/2022
h
33,096
29,000 2.375%,  1/14/2025
h
30,528
Camden Property Trust
32,000 4.875%,  6/15/2023 34,852
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 30,681
CANPACK SA
80,000 3.125%,  11/1/2025
h
81,300
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 50,686
44,000 2.280%,  1/28/2026
b
45,986
Capital One Financial Corporation
111,000 3.050%,  3/9/2022 114,055
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
h
53,000

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Financials (4.3%) - continued
Central Fidelity Capital Trust I
$ 125,000
1.241%,  (LIBOR 3M +
1.000%), 4/15/2027
b
$ 120,251
Charles Schwab Corporation
288,000 5.375%,  6/1/2025
b,j
319,208
Chobani, LLC
80,000 4.625%,  11/15/2028
h
81,600
CIT Group, Inc.
43,000 5.250%,  3/7/2025 49,304
Citigroup, Inc.
38,000 2.750%,  4/25/2022 39,051
125,000 2.312%,  11/4/2022
b
126,746
73,000 3.142%,  1/24/2023
b
74,928
142,000 5.950%,  1/30/2023
b,j
149,524
168,000 5.000%,  9/12/2024
b,j
174,195
96,000 3.352%,  4/24/2025
b
103,884
84,000 5.950%,  5/15/2025
b,j
91,245
72,000 5.500%,  9/13/2025 85,768
72,000 4.000%,  12/10/2025
b,j
72,990
58,000 1.122%,  1/28/2027
b
57,983
CNA Financial Corporation
38,000 3.950%,  5/15/2024 41,852
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,j
39,600
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 78,382
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,h
29,478
Corporate Office Properties, LP
29,000 2.250%,  3/15/2026 30,122
Credit Acceptance Corporation
60,000 5.125%,  12/31/2024
h
61,650
Credit Agricole SA
38,000 3.375%,  1/10/2022
h
39,072
72,000 8.125%,  12/23/2025
b,h,j
86,940
29,000 1.907%,  6/16/2026
b,h
29,924
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
h
46,193
126,000 7.500%,  12/11/2023
b,h,j
139,613
31,000 2.593%,  9/11/2025
b,h
32,711
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 120,070
Dai-ichi Life Insurance Company,
Ltd.
216,000 5.100%,  10/28/2024
b,g,h,j
240,235
Danske Bank AS
56,000 5.000%,  1/12/2023
b,h
58,192
Deutsche Bank AG
58,000 2.222%,  9/18/2024
b
59,642
55,000 2.129%,  11/24/2026
b
55,811
Deutsche Bank AG of New York
31,000 3.950%,  2/27/2023 32,915
Digital Realty Trust, LP
55,000 2.750%,  2/1/2023 57,608
Discover Bank
36,000 4.200%,  8/8/2023 39,272
47,000 2.450%,  9/12/2024 49,669
Diversified Healthcare Trust
20,000 4.750%,  2/15/2028 20,000
Principal
Amount Long-Term Fixed Income (23.4%) Value
Financials (4.3%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 80,000 3.875%,  2/15/2026
h
$ 80,601
ESH Hospitality, Inc.
60,000 5.250%,  5/1/2025
h
61,200
30,000 4.625%,  10/1/2027
h
30,674
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 55,895
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 58,640
32,000 3.650%,  1/25/2024 34,800
72,000 4.500%,  9/30/2025
b,j
76,320
First Horizon National Corporation
34,000 3.550%,  5/26/2023 36,091
FNB Corporation
53,000 2.200%,  2/24/2023 53,958
Fortress Transportation
40,000 6.500%,  10/1/2025
h
41,400
FTI Consulting, Inc., Convertible
122,000 2.000%,  8/15/2023 151,463
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
h
91,640
Goldman Sachs Group, Inc.
159,000
4.128%,  (LIBOR 3M +
3.922%), 2/5/2021
b,j
158,253
51,000 2.876%,  10/31/2022
b
51,927
37,000
1.275%,  (LIBOR 3M +
1.050%), 6/5/2023
b
37,373
57,000 0.627%,  11/17/2023
b
57,070
64,000 3.625%,  2/20/2024 69,544
190,000 5.500%,  8/10/2024
b,j
208,755
25,000 3.500%,  4/1/2025 27,597
45,000 3.272%,  9/29/2025
b
48,994
44,000 4.250%,  10/21/2025 49,995
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
113,000 4.125%,  9/1/2022 245,775
Hartford Financial Services Group,
Inc.
59,000
2.346%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
54,273
HSBC Holdings plc
76,000 6.875%,  6/1/2021
b,j
77,056
59,000 3.803%,  3/11/2025
b
64,283
124,000 6.375%,  3/30/2025
b,j
135,433
36,000 2.633%,  11/7/2025
b
38,140
35,000 1.645%,  4/18/2026
b
35,688
35,000 1.589%,  5/24/2027
b
35,440
84,000 6.500%,  3/23/2028
b,j
94,798
100,000 4.600%,  12/17/2030
b,j
101,375
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,j
115,398
Icahn Enterprises, LP
40,000 6.375%,  12/15/2025 41,250
40,000 6.250%,  5/15/2026 42,264
ILFC E-Capital Trust II
126,000
3.480%,  (H15T30Y +
1.800%), 12/21/2065
b,h
101,783
ING Groep NV
64,000 4.100%,  10/2/2023 70,060
Intercontinental Exchange, Inc.
29,000 0.700%,  6/15/2023 29,202

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Financials (4.3%) - continued
Iron Mountain, Inc.
$ 50,000 4.875%,  9/15/2027
h
$ 52,250
iStar, Inc.
60,000 4.250%,  8/1/2025 59,100
iStar, Inc., Convertible
29,000 3.125%,  9/15/2022 34,454
J.P. Morgan Chase & Company
89,000 2.776%,  4/25/2023
b
91,583
64,000 3.375%,  5/1/2023 68,168
180,000 5.150%,  5/1/2023
b,j
185,175
72,000 6.000%,  8/1/2023
b,j
75,222
78,000
1.448%,  (LIBOR 3M +
1.230%), 10/24/2023
b
79,448
72,000 6.750%,  2/1/2024
b,j
80,956
270,000 5.000%,  8/1/2024
b,j
284,798
64,000 3.875%,  9/10/2024 71,228
133,000 4.023%,  12/5/2024
b
145,919
234,000 4.600%,  2/1/2025
b,j
240,786
20,000 2.083%,  4/22/2026
b
20,920
58,000 1.045%,  11/19/2026
b
58,125
Kilroy Realty, LP
32,000 4.375%,  10/1/2025 35,842
Lincoln National Corporation
40,000
2.580%,  (LIBOR 3M +
2.358%), 5/17/2066
b
33,750
Lloyds Banking Group plc
61,000 3.000%,  1/11/2022 62,543
47,000 2.858%,  3/17/2023
b
48,210
60,000 3.900%,  3/12/2024 65,914
72,000 7.500%,  6/27/2024
b,j
80,064
142,000 6.657%,  5/21/2037
b,h,j
182,825
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,j
74,340
140,000 5.875%,  3/15/2028
b,j
161,910
MGIC Investment Corporation,
Convertible
41,000 9.000%,  4/1/2063
h
54,018
MGM Growth Properties Operating
Partnership, LP
80,000 4.625%,  6/15/2025
h
84,800
Mitsubishi UFJ Financial Group,
Inc.
38,000 2.998%,  2/22/2022 39,071
54,000 2.623%,  7/18/2022 55,791
73,000 3.455%,  3/2/2023 77,526
32,000 3.407%,  3/7/2024 34,793
35,000 1.412%,  7/17/2025 35,670
Mizuho Financial Group, Inc.
54,000 2.721%,  7/16/2023
b
55,757
Morgan Stanley
37,000 2.750%,  5/19/2022 38,158
40,000 4.875%,  11/1/2022 43,011
74,000 3.125%,  1/23/2023 78,014
61,000 4.100%,  5/22/2023 65,853
29,000 0.560%,  11/10/2023
b
29,022
32,000 2.720%,  7/22/2025
b
34,150
20,000 5.000%,  11/24/2025 23,623
20,000 2.188%,  4/28/2026
b
21,008
29,000 0.985%,  12/10/2026
b
28,931
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 51,750
80,000 4.625%,  8/1/2029 85,558
National Bank of Canada
44,000 2.100%,  2/1/2023 45,418
Principal
Amount Long-Term Fixed Income (23.4%) Value
Financials (4.3%) - continued
National Securities Clearing
Corporation
$ 15,000 1.200%,  4/23/2023
h
$ 15,288
Natwest Group plc
32,000 6.125%,  12/15/2022 35,007
32,000 6.100%,  6/10/2023 35,619
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,h
158,550
117,000 3.400%,  1/23/2050
b,h
124,020
Nomura Holdings, Inc.
35,000 2.648%,  1/16/2025 37,262
Omega Healthcare Investors, Inc.
29,000 5.250%,  1/15/2026 33,210
Owl Rock Technology Finance
Corporation
29,000 3.750%,  6/17/2026
h
29,696
Park Aerospace Holdings, Ltd.
16,000 4.500%,  3/15/2023
h
16,819
PayPal Holdings, Inc.
29,000 1.650%,  6/1/2025 30,048
Pebblebrook Hotel Trust,
Convertible
28,000 1.750%,  12/15/2026 29,794
PNC Financial Services Group,
Inc.
32,000 3.500%,  1/23/2024 34,812
Provident Financing Trust I
36,000 7.405%,  3/15/2038 41,474
Prudential Financial, Inc.
210,000 5.625%,  6/15/2043
b
225,969
170,000 5.200%,  3/15/2044
b
181,997
36,000 3.700%,  10/1/2050
b
37,710
Quicken Loans, LLC
50,000 3.625%,  3/1/2029
h
50,023
50,000 3.875%,  3/1/2031
h
50,688
Regions Financial Corporation
37,000 3.800%,  8/14/2023 39,970
72,000 5.750%,  6/15/2025
b,j
80,415
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 61,722
Royal Bank of Canada
20,000 1.600%,  4/17/2023 20,549
29,000 2.250%,  11/1/2024 30,828
Royal Bank of Scotland Group plc
72,000 8.625%,  8/15/2021
b,j
74,520
81,000 4.269%,  3/22/2025
b
89,224
23,000 3.754%,  11/1/2029
b
24,576
Santander Holdings USA, Inc.
28,000 3.450%,  6/2/2025 30,464
Santander UK Group Holdings plc
76,000 2.875%,  8/5/2021 76,984
Santander UK plc
44,000 2.100%,  1/13/2023 45,445
Service Properties Trust
50,000 4.500%,  6/15/2023 50,325
20,000 4.750%,  10/1/2026 19,200
40,000 5.500%,  12/15/2027 42,731
Simon Property Group, LP
57,000 2.000%,  9/13/2024 59,486
Societe Generale SA
36,000 2.625%,  10/16/2024
h
37,957
72,000 8.000%,  9/29/2025
b,h,j
84,612

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Financials (4.3%) - continued
$ 35,000 1.488%,  12/14/2026
b,h
$ 35,100
Springleaf Finance Corporation
160,000 6.875%,  3/15/2025 183,100
Standard Chartered plc
48,000 2.744%,  9/10/2022
b,h
48,613
43,000 1.319%,  10/14/2023
b,h
43,454
35,000 0.991%,  1/12/2025
b,h
35,016
Starwood Property Trust, Inc.,
Convertible
24,000 4.375%,  4/1/2023 24,251
State Street Corporation
25,000 2.825%,  3/30/2023
b
25,725
28,000 2.354%,  11/1/2025
b
29,867
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,299
128,000 2.778%,  10/18/2022 133,206
36,000 2.448%,  9/27/2024 38,298
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
h
29,102
Synchrony Financial
36,000 2.850%,  7/25/2022 37,153
34,000 4.250%,  8/15/2024 37,366
Toronto-Dominion Bank
32,000 3.250%,  3/11/2024 34,729
Truist Bank
39,000 1.500%,  3/10/2025 40,290
Truist Financial Corporation
162,000 4.950%,  9/1/2025
b,j
176,985
UBS Group AG
35,000 1.364%,  1/30/2027
b,h
35,301
USB Realty Corporation
168,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,j
128,310
Ventas Realty, LP
37,000 3.100%,  1/15/2023 38,740
32,000 3.750%,  5/1/2024 34,838
VEREIT Operating Partnership, LP
29,000 4.625%,  11/1/2025 33,484
VICI Properties, LP
40,000 4.250%,  12/1/2026
h
41,374
20,000 3.750%,  2/15/2027
h
20,325
40,000 4.625%,  12/1/2029
h
42,600
20,000 4.125%,  8/15/2030
h
20,813
Wachovia Capital Trust II
40,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
38,518
Wells Fargo & Company
37,000 2.625%,  7/22/2022 38,275
64,000 4.125%,  8/15/2023 69,635
50,000
1.442%,  (LIBOR 3M +
1.230%), 10/31/2023
b
50,832
34,000 3.750%,  1/24/2024 36,988
44,000 1.654%,  6/2/2024
b
45,093
63,000 2.406%,  10/30/2025
b
66,565
107,000 3.900%,  3/15/2026
b,j
107,000
15,000 2.188%,  4/30/2026
b
15,699
Westpac Banking Corporation
29,000 2.000%,  1/13/2023 29,971
29,000 2.894%,  2/4/2030
b
30,443
Total 16,283,605
Principal
Amount Long-Term Fixed Income (23.4%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 35,000 2.150%,  5/13/2025
h
$ 36,043
Total 36,043
Mortgage-Backed Securities (3.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
581,519 3.000%,  3/25/2050 612,508
186,410 3.000%,  4/1/2050 196,339
83,004 3.500%,  7/1/2047 88,696
Federal National Mortgage
Association
171,063 4.500%,  5/1/2048 186,346
248,696 3.500%,  10/1/2048 264,170
52,407 3.500%,  6/1/2049 55,784
279,103 3.500%,  8/1/2049 296,851
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,125,000 2.000%,  3/1/2035
d
3,260,214
250,000 1.500%,  2/1/2036
d
256,348
400,000 1.500%,  3/1/2036
d
409,417
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,300,000 2.000%,  2/1/2051
d
2,375,109
525,000 2.500%,  2/1/2051
d
553,198
1,950,000 2.000%,  3/1/2051
d
2,010,176
3,235,000 2.500%,  3/1/2051
d
3,402,942
468,953 4.000%,  7/1/2048 503,056
Total 14,471,154
Technology (1.3%)
Akamai Technologies, Inc.,
Convertible
268,000 0.375%,  9/1/2027 307,628
Apple, Inc.
112,000 3.450%,  5/6/2024 122,966
29,000 1.125%,  5/11/2025 29,667
Baidu, Inc.
20,000 3.075%,  4/7/2025 21,340
Black Knight InfoServ, LLC
15,000 3.625%,  9/1/2028
h
15,179
Broadcom Corporation
44,000 3.125%,  1/15/2025 47,495
Broadcom, Inc.
12,000 2.250%,  11/15/2023 12,521
CommScope Technologies
Finance, LLC
174,000 6.000%,  6/15/2025
h
177,680
Crowdstrike Holdings, Inc.
20,000 3.000%,  2/15/2029 20,238
Dell International, LLC
48,000 4.000%,  7/15/2024
h
52,738
10,000 5.850%,  7/15/2025
h
11,877
Diamond 1 Finance Corporation
108,000 5.450%,  6/15/2023
h
118,640
Diamond Sports Group, LLC
110,000 6.625%,  8/15/2027
h
69,850
Fiserv, Inc.
70,000 2.750%,  7/1/2024 74,961

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Technology (1.3%) - continued
Gartner, Inc.
$ 60,000 4.500%,  7/1/2028
h
$ 63,282
40,000 3.750%,  10/1/2030
h
41,124
Global Payments, Inc.
18,000 2.650%,  2/15/2025 19,204
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 37,317
15,000 4.450%,  10/2/2023 16,460
Intuit, Inc.
29,000 0.950%,  7/15/2025 29,324
Iron Mountain, Inc.
130,000 5.000%,  7/15/2028
h
136,622
J2 Global, Inc., Convertible
122,000 1.750%,  11/1/2026
h
130,703
118,000 3.250%,  6/15/2029 181,160
Lumentum Holdings, Inc.,
Convertible
112,000 0.250%,  3/15/2024 184,488
Marvell Technology Group, Ltd.
37,000 4.200%,  6/22/2023 39,974
Microchip Technology, Inc.,
Convertible
64,000 1.625%,  2/15/2027 127,953
Micron Technology, Inc.
10,000 2.497%,  4/24/2023 10,434
NCR Corporation
160,000 6.125%,  9/1/2029
h
172,477
NortonLifeLock, Inc., Convertible
23,000 2.000%,  8/15/2022
h
27,123
Nuance Communications, Inc.,
Convertible
351,000 1.250%,  4/1/2025 826,184
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024
h
53,928
NXP Funding, LLC
14,000 2.700%,  5/1/2025
h
14,987
ON Semiconductor Corporation,
Convertible
228,000 1.625%,  10/15/2023 405,555
Open Text Corporation
90,000 4.125%,  2/15/2030
h
94,473
Oracle Corporation
20,000 2.500%,  5/15/2022 20,496
37,000 2.500%,  4/1/2025 39,591
Panasonic Corporation
54,000 2.536%,  7/19/2022
h
55,500
Plantronics, Inc.
70,000 5.500%,  5/31/2023
h
70,263
PTC, Inc.
30,000 3.625%,  2/15/2025
h
30,750
Qorvo, Inc.
50,000 3.375%,  4/1/2031
h
51,125
Seagate HDD Cayman
31,000 4.250%,  3/1/2022
g
31,876
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
h
112,892
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,850
SS&C Technologies, Inc.
130,000 5.500%,  9/30/2027
h
137,671
Switch, Ltd.
60,000 3.750%,  9/15/2028
h
61,269
Principal
Amount Long-Term Fixed Income (23.4%) Value
Technology (1.3%) - continued
Tencent Holdings, Ltd.
$ 35,000 1.810%,  1/26/2026
h
$ 35,490
Teradyne, Inc., Convertible
53,000 1.250%,  12/15/2023 189,705
Texas Instruments, Inc.
38,000 1.375%,  3/12/2025 39,166
Total System Services, Inc.
29,000 3.750%,  6/1/2023 30,927
Verint Systems, Inc., Convertible
143,000 1.500%,  6/1/2021 165,411
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 115,208
Total 4,903,742
Transportation (0.4%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
152,292
Air Canada Pass Through Trust
12,483 3.875%,  3/15/2023
h
12,194
Air Lease Corporation
29,000 2.300%,  2/1/2025 29,932
29,000 3.375%,  7/1/2025 31,179
Air Transport Services Group, Inc.,
Convertible
74,000 1.125%,  10/15/2024 77,579
American Airlines, Inc.
50,000 11.750%,  7/15/2025
h
57,785
Boeing Company
29,000 1.950%,  2/1/2024 29,786
Delta Air Lines, Inc.
90,000 7.000%,  5/1/2025
h
104,363
58,083 4.500%,  10/20/2025
h
62,070
30,000 7.375%,  1/15/2026 34,465
Hawaiian Brand Intellectual
Property, Ltd.
60,000 5.750%,  1/20/2026
d,h
62,400
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 62,236
Meritor, Inc., Convertible
218,000 3.250%,  10/15/2037 242,505
Mileage Plus Holdings, LLC
60,000 6.500%,  6/20/2027
h
65,625
Penske Truck Leasing Company,
LP
32,000 3.375%,  2/1/2022
h
32,780
30,000 1.200%,  11/15/2025
h
30,164
Southwest Airlines Company
15,000 4.750%,  5/4/2023 16,254
30,000 5.250%,  5/4/2025 34,430
Southwest Airlines Company,
Convertible
180,000 1.250%,  5/1/2025 253,575
Union Pacific Corporation
55,000 3.750%,  7/15/2025 61,974
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 59,606
XPO Logistics, Inc.
70,000 6.750%,  8/15/2024
h
74,032
Total 1,587,226

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.4%) Value
Utilities (0.7%)
Alabama Power Company
$ 38,000 2.450%,  3/30/2022 $ 38,882
Ameren Corporation
32,000 2.500%,  9/15/2024 34,098
Berkshire Hathaway Energy
Company
26,000 4.050%,  4/15/2025
h
29,308
Calpine Corporation
90,000 4.500%,  2/15/2028
h
92,448
CenterPoint Energy, Inc.
37,000 2.500%,  9/1/2022 38,180
36,000 2.500%,  9/1/2024 38,260
Dominion Energy, Inc.
32,000 2.715%,  8/15/2021 32,403
32,000 3.071%,  8/15/2024 34,778
124,000 4.650%,  12/15/2024
b,j
130,510
DTE Energy Company
51,000 3.300%,  6/15/2022 52,753
53,000 2.529%,  10/1/2024 56,486
Duke Energy Corporation
74,000 2.400%,  8/15/2022 76,146
126,000 4.875%,  9/16/2024
b,j
134,505
Edison International
26,000 4.950%,  4/15/2025 29,551
Entergy Corporation
29,000 0.900%,  9/15/2025 28,945
Evergy, Inc.
36,000 2.450%,  9/15/2024 38,086
FirstEnergy Corporation
56,000 2.850%,  7/15/2022 57,053
Florida Power & Light Company
26,000 2.850%,  4/1/2025 28,246
Georgia Power Company
29,000 2.100%,  7/30/2023 30,229
36,000 2.200%,  9/15/2024 38,041
NextEra Energy Operating
Partners, LP
165,000 3.875%,  10/15/2026
h
176,678
NextEra Energy Partners, LP,
Convertible
113,000 Zero Coupon,  11/15/2025
h
129,767
NiSource, Inc.
195,000 5.650%,  6/15/2023
b,j
200,850
29,000 0.950%,  8/15/2025 29,032
NRG Energy, Inc.
29,000 2.000%,  12/2/2025
h
30,096
120,000 3.375%,  2/15/2029
h
122,748
20,000 3.625%,  2/15/2031
h
20,800
PG&E Corporation
40,000 5.000%,  7/1/2028 42,915
30,000 5.250%,  7/1/2030 33,000
PPL Capital Funding, Inc.
64,000 3.950%,  3/15/2024 70,062
Public Service Enterprise Group,
Inc.
32,000 2.875%,  6/15/2024 34,320
Sempra Energy
62,000 3.550%,  6/15/2024 67,308
72,000 4.875%,  10/15/2025
b,j
77,558
Southern Company
101,000 4.000%,  1/15/2051
b
106,804
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 83,400
Principal
Amount Long-Term Fixed Income (23.4%) Value
Utilities (0.7%) - continued
Talen Energy Supply, LLC
$ 80,000 7.625%,  6/1/2028
h
$ 86,200
TerraForm Power Operating, LLC
85,000 5.000%,  1/31/2028
h
94,350
TransCanada Trust
125,000 5.875%,  8/15/2076
b,g
139,063
Vistra Operations Company, LLC
110,000 5.000%,  7/31/2027
h
115,797
Total 2,699,656
Total Long-Term Fixed Income
(cost $84,421,993) 87,706,172
Shares
Registered Investment
Companies ( 17.7% ) Value
Unaffiliated  (0.6%)
11,016 Aberdeen Asia-Pacific Income
Fund, Inc. 48,801
5,850 AllianceBernstein Global High
Income Fund, Inc. 68,387
12,700 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 168,656
2,749 BlackRock Core Bond Trust 44,259
4,301 BlackRock Corporate High Yield
Fund, Inc. 47,741
3,084 BlackRock Credit Allocation
Income Trust 46,044
4,357 BlackRock Enhanced Equity
Dividend Trust 36,120
6,724 BlackRock Enhanced Global
Dividend Trust 72,821
3,790 BlackRock Multi-Sector Income
Trust 65,302
18,603 BlackRock Resources &
Commodities Strategy Trust 147,336
2,400 Brookfield Real Assets Income
Fund, Inc. 44,520
4,248 Cohen & Steers Quality Income
Realty Fund, Inc. 52,548
3,637 Eaton Vance Limited Duration
Income Fund 45,463
5,990 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 51,813
1,618 Health Care Select Sector SPDR
Fund 186,119
4,860 Invesco Dynamic Credit
Opportunities Fund 53,217
527 iShares Russell 2000 Index Fund
g
108,330
11,350 Liberty All-Star Equity Fund 77,293
9,975 Nuveen Credit Strategies Income
Fund 63,341
3,385 PGIM Global High Yield Fund, Inc. 48,981
3,342 PGIM High Yield Bond Fund, Inc. 50,297
2,243 Pimco Dynamic Credit And
Mortgage Income Fund 47,282
4,084 Royce Micro-Cap Trust, Inc. 43,372
3,571 Royce Value Trust, Inc. 59,207
24,578 Templeton Global Income Fund 137,391
1,694 Tri-Continental Corporation 50,244
3,575 Vanguard Short-Term Corporate
Bond ETF
g
297,118
8,722 Voya Global Equity Dividend &
Premium Opportunity Fund 46,401

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (17.7%) Value
Unaffiliated  (0.6%)- continued
5,866 Wells Fargo Income Opportunities
Fund $ 47,808
12,490 Western Asset High Income
Opportunity Fund, Inc. 61,326
Total 2,317,538
Affiliated  (17.1%)
2,517,363 Thrivent Core Emerging Markets
Debt Fund 25,651,932
3,965,926 Thrivent Core International Equity
Fund 38,390,163
Total 64,042,095
Total Registered Investment
Companies (cost $64,229,290) 66,359,633
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
7,625 AT&T, Inc., 4.750%
j
194,056
2,050 AT&T, Inc., 5.000%
j
53,218
Total 247,274
Consumer Discretionary (<0.1%)
400 International Flavors & Fragrances,
Inc., Convertible, 6.000% 16,804
Total 16,804
Consumer Staples (<0.1%)
5,600 CHS, Inc., 7.100%
b,j
155,568
Total 155,568
Energy (0.1%)
15,012 Crestwood Equity Partners, LP,
9.250%
j
120,096
1,450 Energy Transfer Operating, LP,
7.600%
b,j
31,929
2,345 Nustar Logistics, LP, 6.975%
b
51,989
Total 204,014
Financials (0.8%)
2,475 Aegon Funding Corporation II,
5.100% 64,474
2,826 Agribank FCB, 6.875%
b,j
308,034
5,200 Allstate Corporation, 5.100%
j
139,100
4,500 Bank of America Corporation,
5.000%
j
120,735
1,700 Bank of America Corporation,
5.375%
j
46,155
95 Bank of America Corporation,
Convertible, 7.250%
j
138,964
5,050 Capital One Financial Corporation,
5.000%
g,j
131,957
2,200 Cobank ACB, 6.250%
b,j
233,200
5,375 Equitable Holdings, Inc., 5.250%
j
140,126
140 First Horizon Bank, 3.750%
b,h,j
116,900
7,700 GMAC Capital Trust I, 6.007%
b
204,204
3,525 Hartford Financial Services Group,
Inc., 7.875%
b
96,761
3,350 J.P. Morgan Chase & Company,
4.750%
j
87,770
2,875 J.P. Morgan Chase & Company,
5.750%
j
77,769
2,875 Legg Mason, Inc., 5.450% 73,571
Shares Preferred Stock (1.2%) Value
Financials (0.8%) - continued
5,040 Morgan Stanley, 5.850%
b,j
$ 144,144
5,600 Morgan Stanley, 7.125%
b,g,j
161,448
725 Synovus Financial Corporation,
5.875%
b,j
19,430
4,325 Truist Financial Corporation,
4.750%
j
113,272
295 Wells Fargo & Company,
Convertible, 7.500%
j
425,980
Total 2,843,994
Health Care (<0.1%)
92 Danaher Corporation, Convertible,
5.000% 126,187
Total 126,187
Industrials (0.1%)
208 Fortive Corporation, Convertible,
5.000% 199,742
1,635 Stanley Black & Decker, Inc.,
Convertible, 5.250% 178,166
Total 377,908
Real Estate (<0.1%)
5,275 Public Storage, 4.125%
j
138,469
1,125 Public Storage, 4.625%
j
29,497
300 Public Storage, 4.700%
j
7,929
450 Public Storage, 4.875%
j
12,015
Total 187,910
Utilities (0.1%)
914 American Electric Power
Company, Inc., Convertible,
6.125% 43,616
2,079 NextEra Energy, Inc., Convertible,
4.872% 127,152
5,750 Southern Company, 4.950% 150,075
2,225 Southern Company, Convertible,
6.750% 109,470
Total 430,313
Total Preferred Stock
(cost $4,377,633) 4,589,972
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
2,536,137 Thrivent Cash Management Trust 2,536,137
Total Collateral Held for
Securities Loaned
(cost $2,536,137) 2,536,137
Shares or
Principal
Amount Short-Term Investments ( 8.1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.070%, 2/23/2021
m,n
199,995
400,000 0.077%, 3/10/2021
m,n
399,979
500,000 0.080%, 3/17/2021
m,n
499,970
200,000 0.070%, 3/30/2021
m,n
199,984
900,000 0.040%, 5/4/2021
m,n
899,839
Thrivent Core Short-Term Reserve
Fund
2,834,735 0.200% 28,347,349
Total Short-Term Investments
(cost $30,537,673) 30,547,116

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (8.1%) Value
Total Investments (cost
$350,189,014) 105.0% $394,170,111
Other Assets and Liabilities, Net
(5.0%) (18,630,881)
Total Net Assets 100.0% $375,539,230
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $31,883,006 or
8.5% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 29, 2021.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 597,632
Common Stock 1,867,220
Total lending $2,464,852
Gross amount payable upon return of
collateral for securities loaned $2,536,137
Net amounts due to counterparty
$71,285
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,427,178 – 2,427,178 –
Capital Goods 5,957,451 – 5,577,162 380,289
Communications Services 17,513,351 – 17,513,351 –
Consumer Cyclical 9,409,980 – 9,212,138 197,842
Consumer Non-Cyclical 8,549,477 – 8,457,677 91,800
Energy 1,708,589 – 1,708,589 –
Financials 4,952,688 – 4,952,688 –
Technology 4,330,270 – 4,330,270 –
Transportation 886,768 – 886,768 –
Utilities 3,097,865 – 2,093,896 1,003,969
Common Stock
Communications Services 10,574,895 10,568,118 6,777 –
Consumer Discretionary 17,732,203 17,711,600 20,603 –
Consumer Staples 5,122,765 5,122,765 – –
Energy 4,265,908 4,265,908 – –
Financials 21,929,955 21,523,711 406,244 –
Health Care 19,397,106 19,397,106 – –
Industrials 18,986,916 18,986,916 – –
Information Technology 32,496,330 31,886,529 609,801 –
Materials 4,649,824 4,477,650 172,174 –
Real Estate 5,475,708 5,475,708 – –
Utilities 2,965,854 2,965,854 – –
Long-Term Fixed Income
Asset-Backed Securities 6,674,988 – 6,674,988 –
Basic Materials 1,643,001 – 1,643,001 –
Capital Goods 3,495,812 – 3,495,812 –
Collateralized Mortgage Obligations 12,704,662 – 12,704,662 –
Commercial Mortgage-Backed Securities 646,826 – 646,826 –
Communications Services 5,187,260 – 5,187,260 –
Consumer Cyclical 6,186,348 – 6,186,348 –
Consumer Non-Cyclical 5,525,884 – 5,525,884 –
Energy 5,659,965 – 5,659,965 –
Financials 16,283,605 – 16,283,605 –
Foreign Government 36,043 – 36,043 –
Mortgage-Backed Securities 14,471,154 – 14,471,154 –
Technology 4,903,742 – 4,903,742 –
Transportation 1,587,226 – 1,587,226 –
Utilities 2,699,656 – 2,699,656 –
Preferred Stock
Communications Services 247,274 247,274 – –
Consumer Discretionary 16,804 16,804 – –
Consumer Staples 155,568 155,568 – –
Energy 204,014 204,014 – –
Financials 2,843,994 2,185,860 658,134 –
Health Care 126,187 126,187 – –
Industrials 377,908 377,908 – –
Real Estate 187,910 187,910 – –
Utilities 430,313 430,313 – –
Registered Investment Companies
Unaffiliated 2,317,538 2,317,538 – –
Short-Term Investments 2,199,767 – 2,199,767 –
Subtotal Investments in Securities $299,244,530 $148,631,241 $148,939,389 $1,673,900
Other Investments  * Total
Affiliated Registered Investment Companies 64,042,095
Affiliated Short-Term Investments 28,347,349
Collateral Held for Securities Loaned 2,536,137
Subtotal Other Investments $94,925,581
Total Investments at Value $394,170,111

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 261,530 261,530 – –
Total Asset Derivatives $261,530 $261,530 $– $–
Liability Derivatives
Futures Contracts 715,703 715,703 – –
Total Liability Derivatives $715,703 $715,703 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$2,099,772 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 20 March 2021 $ 3,669,298 $ 35,902
CME Euro Foreign Exchange Currency 22 March 2021 3,344,677 (5,352)
CME Ultra Long Term U.S. Treasury Bond 12 March 2021 2,571,971 (115,346)
Eurex Euro STOXX 50 Index 78 March 2021 3,299,096 (17,347)
ICE mini MSCI EAFE Index 51 March 2021 5,410,081 (15,556)
Total Futures Long Contracts $ 18,295,123 ( $ 117,699)
CBOT 10-Yr. U.S. Treasury Note (6) March 2021 ( $ 826,762) $ 4,574
CBOT 2-Yr. U.S. Treasury Note (13) March 2021 (2,869,507) (3,188)
CBOT 5-Yr. U.S. Treasury Note (14) March 2021 (1,761,235) (1,015)
CBOT U.S. Long Bond (32) March 2021 (5,563,411) 164,412
CME E-mini Russell 2000 Index (44) March 2021 (4,198,897) (351,143)
CME E-mini S&P Mid-Cap 400 Index (21) March 2021 (4,698,214) (206,756)
Ultra 10-Yr. U.S. Treasury Note (18) March 2021 (2,825,549) 56,642
Total Futures Short Contracts ( $ 22,743,575) ($336,474)
Total Futures Contracts ( $ 4,448,452) ($454,173)

Balanced Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $24,430 $277 $– $25,652 2,517 6.9%
Core International Equity — 41,334 3,700 38,390 3,966 10.2
Total Affiliated Registered Investment
Companies 24,430 64,042 17.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 19,176 41,036 31,865 28,347 2,835 7.6
Total Affiliated Short-Term Investments 19,176 28,347 7.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,302 7,962 7,728 2,536 2,536 0.7
Total Collateral Held for Securities Loaned 2,302 2,536 0.7
Total Value $45,908 $94,925
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $945 $– $277
Core International Equity 122 634 – 906
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 4 (4) – 14
Total Income/Non Income Cash from Affiliated Investments $1,197
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 4
Total Affiliated Income from Securities Loaned, Net $4
Total $126 $1,575 $0

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 83.0% ) Value
Communications Services (6.3%)
54,866 Activision Blizzard, Inc. $ 4,992,806
12,865 Alphabet, Inc., Class A
a
23,508,986
2,377 Alphabet, Inc., Class C
a
4,363,554
9,186 ANGI Homeservices, Inc.
a
128,420
656,344 Auto Trader Group plc
a,b
5,060,111
55,799 BCE, Inc. 2,366,794
115,793 Carsales.com, Ltd. 1,726,259
11,469 Cinemark Holdings, Inc.
c
232,133
126 Cogent Communications Holdings 7,176
162,747 Comcast Corporation 8,067,369
2,377 Consolidated Communications
Holdings, Inc.
a
14,512
122,275 Deutsche Telekom AG 2,174,360
9,300 DIP Corporation 255,229
83,392 Discovery, Inc., Class A
a,c
3,454,097
3,225 EchoStar Corporation
a
67,532
34,417 Facebook, Inc.
a
8,890,944
3,481 Fiverr International, Ltd.
a
718,861
1,907 Hemisphere Media Group, Inc.
a
19,909
223,000 HKT Trust and HKT, Ltd. 293,508
10,588 Interpublic Group of Companies,
Inc. 254,853
13,644 Ipsos SA 436,119
39,000 KDDI Corporation 1,146,317
101,701 Live Nation Entertainment, Inc.
a
6,758,031
9,106 Match Group, Inc.
a
1,273,565
478,866 Mediaset Espana Comunicacion
SA
a
2,461,586
2,766 Meredith Corporation 60,658
3,698 News Corporation 69,818
3,400 Nintendo Company, Ltd. 1,957,160
124,100 Nippon Telegraph & Telephone
Corporation 3,101,732
2,827 Omnicom Group, Inc. 176,348
27,972 ORBCOMM, Inc.
a
209,510
14,498 REA Group, Ltd. 1,611,516
6,371 RingCentral, Inc.
a
2,375,873
2,361 Scholastic Corporation 60,843
278,300 SoftBank Corporation 3,655,877
32,100 SoftBank Group Corporation 2,486,883
41,003 Spark New Zealand, Ltd. 140,778
1,874 Stroeer SE 168,862
5,163 Take-Two Interactive Software,
Inc.
a
1,034,923
122,400 TV Asahi Holdings Corporation 2,359,990
142,722 Twitter, Inc.
a
7,211,743
156,509 Uber Technologies, Inc.
a
7,971,003
153,733 Verizon Communications, Inc. 8,416,882
Total 121,743,430
Consumer Discretionary (10.7%)
1,857 Aaron's Company, Inc.
a
31,458
7,900 ABC-MART, Inc. 449,351
5,877 Adient plc
a
189,768
12,652 Amazon.com, Inc.
a
40,564,842
8,140 American Eagle Outfitters, Inc.
c
184,697
479 American Public Education, Inc.
a
13,786
82,879 Aptiv plc 11,072,634
22,184 ARB Corporation, Ltd. 592,505
85,269 Aristocrat Leisure, Ltd. 2,008,756
3,329 At Home Group, Inc.
a
81,128
3,468 AutoNation, Inc.
a
247,199
2,037 AutoZone, Inc.
a
2,278,120
246,312 B&M European Value Retail SA 1,800,407
522 Bally's Corporation 27,395
Shares Common Stock (83.0%) Value
Consumer Discretionary (10.7%) - continued
9,400 Bandai Namco Holdings, Inc. $ 801,548
281 Beazer Homes USA, Inc.
a
4,670
2,711 Bed Bath & Beyond, Inc. 95,780
3,630 BJ's Restaurants, Inc.
a
169,666
3,069 Booking Holdings, Inc.
a
5,967,149
3,334 Breville Group, Ltd. 73,314
6,000 Bridgestone Corporation 223,545
14,574 Bright Horizons Family Solutions,
Inc.
a
2,214,811
1,629 Brinker International, Inc. 95,916
1,527 Brunswick Corporation 132,024
6,536 Burlington Stores, Inc.
a
1,626,810
3,645 Caesars Entertainment, Inc.
a
256,572
890 Camping World Holdings, Inc. 30,402
7,363 Carnival Corporation 137,467
7,935 Carvana Company
a
2,072,543
101 Cavco Industries, Inc.
a
19,055
1,900 Century Casinos, Inc.
a
13,205
1,397 Century Communities, Inc.
a
65,575
9,028 Chegg, Inc.
a
860,007
14,778 Chewy, Inc.
a,c
1,504,696
54,339 Chico's FAS, Inc. 120,089
867 Children's Place, Inc.
a
63,698
5,815 Chipotle Mexican Grill, Inc.
a
8,606,200
22,700 Chiyoda Company, Ltd. 201,293
6,437 Choice Hotels International, Inc. 647,820
688 Churchill Downs, Inc. 128,966
29,225 Cooper-Standard Holdings, Inc.
a
891,655
18,691 Corporate Travel Management,
Ltd.
a
236,421
3,108 Cracker Barrel Old Country Store,
Inc. 420,543
7,359 Culp, Inc. 113,549
34,241 D.R. Horton, Inc. 2,629,709
49,707 Daimler AG 3,491,121
5,666 Dana, Inc. 109,694
3,155 Darden Restaurants, Inc. 368,788
1,117 Deckers Outdoor Corporation
a
326,142
2,952 Denny's Corporation
a
46,435
78,000 Denso Corporation 4,335,641
7,043 Designer Brands, Inc. 86,277
7,215 Dick's Sporting Goods, Inc. 483,477
1,696 Dine Brands Global, Inc. 116,617
69,388 Dollarama, Inc. 2,712,576
49,809 Dometic Group AB
a,b
687,445
3,128 Domino's Pizza Enterprises, Ltd. 218,742
3,050 Domino's Pizza, Inc. 1,130,818
1,751 Dorman Products, Inc.
a
159,043
77,872 Duluth Holdings, Inc.
a,c
971,064
9,979 Emerald Holding, Inc. 40,515
90,220 Entain plc
a
1,526,837
2,365 Ethan Allen Interiors, Inc. 55,932
4,815 Etsy, Inc.
a
958,618
4,891 Evolution Gaming Group AB
b
475,958
5,676 Extended Stay America, Inc. 83,324
3,800 Fast Retailing Company, Ltd. 3,266,184
14,257 Ferrari NV 2,966,722
11,280 Five Below, Inc.
a
1,982,234
4,604 Foot Locker, Inc. 201,747
474 Fox Factory Holding Corporation
a
56,709
451,000 Galaxy Entertainment Group, Ltd. 3,402,691
20,985 Gap, Inc.
a
424,946
5,076 Gentex Corporation 167,762
4,664 Genuine Parts Company 437,856
21,790 Goodyear Tire & Rubber Company 229,884

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Consumer Discretionary (10.7%) - continued
2,852 Grand Canyon Education, Inc.
a
$ 242,249
1,420 Groupon, Inc.
a
48,521
7,691 H&R Block, Inc. 132,516
23,093 Hanesbrands, Inc. 353,092
4,088 Harley-Davidson, Inc. 163,888
1,623 Helen of Troy, Ltd.
a
396,418
2,725 Hermes International 2,780,413
2,400 Hikari Tsushin, Inc. 503,316
22,265 Home Depot, Inc. 6,029,807
817 Hovnanian Enterprises, Inc.
a
41,798
166,365 Husqvarna AB 2,058,366
71,858 Industria de Diseno Textil SA 2,131,177
12,257 InterContinental Hotels Group plc
a
755,117
7,900 Izumi Company, Ltd. 283,906
2,974 Jack in the Box, Inc. 279,972
6,111 KB Home 254,462
9,606 Knoll, Inc. 143,706
18,761 Kohl's Corporation 826,610
9,684 L Brands, Inc. 394,720
8,245 Lear Corporation 1,243,016
6,681 Lithia Motors, Inc. 2,129,101
45,131 Lowe's Companies, Inc. 7,530,107
2,639 LVMH Moet Hennessy Louis
Vuitton SE 1,595,525
2,376 M.D.C. Holdings, Inc. 123,600
1,348 Madison Square Garden Sports
Corporation
a
218,228
2,432 Marcus Corporation 42,803
698 Marriott Vacations Worldwide
Corporation 85,686
15,365 Mattel, Inc.
a
278,414
2,446 Meritage Homes Corporation
a
196,316
6,963 Michaels Companies, Inc.
a
107,927
10,097 Mohawk Industries, Inc.
a
1,449,929
175,324 Moneysupermarket.com Group plc 639,490
63,900 NHK Spring Company, Ltd. 437,114
8,600 Nihon Unisys, Ltd. 326,352
68,700 Nissan Motor Company, Ltd.
a
354,197
1,400 Nitori Holdings Company, Ltd. 277,848
10,845 Nordstrom, Inc.
c
384,455
8,262 Norwegian Cruise Line Holdings,
Ltd.
a,c
187,134
577 NVR, Inc.
a
2,565,619
9,192 Ollie's Bargain Outlet Holdings,
Inc.
a
870,758
500 Oriental Land Company, Ltd. 78,256
2,027 Overstock.com, Inc.
a,c
157,295
8,627 Pandox AB
a
129,541
26,097 Park Hotels & Resorts, Inc. 435,298
8,750 Penn National Gaming, Inc.
a
907,550
37,615 Planet Fitness, Inc.
a
2,708,280
42,627 Playa Hotels and Resorts NV
a
226,776
15,300 PLENUS Company, Ltd. 292,358
1,468 Pool Corporation 519,936
9,213 Premier Investments, Ltd. 156,905
9,008 PulteGroup, Inc. 391,848
1,875 Purple Innovation, Inc.
a
63,825
676 PVH Corporation 57,636
23,950 Red Rock Resorts, Inc. 562,346
20,106 Restaurant Brands International,
Inc.
c
1,160,116
21,000 Rinnai Corporation 2,193,417
423 Royal Caribbean Cruises, Ltd. 27,495
9,245 Ruth's Hospitality Group, Inc. 168,167
60,000 Sands China, Ltd. 238,281
41,600 Sangetsu Company, Ltd. 621,236
Shares Common Stock (83.0%) Value
Consumer Discretionary (10.7%) - continued
1,317 Scientific Games Corporation
a
$ 51,653
31,600 Sekisui House, Ltd. 610,527
6,156 Six Flags Entertainment
Corporation 210,535
23,062 Skyline Corporation
a
775,575
19,200 Sony Corporation 1,837,683
44,996 Sony Corporation ADR 4,306,567
7,781 Standard Motor Products, Inc. 305,249
383 Strategic Education, Inc. 33,846
261,800 Sumitomo Electric Industries, Ltd. 3,494,643
22,700 Sumitomo Rubber Industries, Ltd. 208,908
6,200 Takara Standard Company, Ltd. 86,683
26,486 Taylor Morrison Home Corporation
a
688,106
6,273 Tenneco, Inc.
a
63,357
15,177 Tesla, Inc.
a
12,043,405
11,334 Texas Roadhouse, Inc. 863,764
8,651 Thor Industries, Inc. 1,046,858
26,320 Thule Group AB
a,b
975,996
14,532 Toll Brothers, Inc. 742,585
658 TopBuild Corporation
a
131,567
20,600 Toyota Motor Corporation 1,444,798
7,924 Tri Pointe Homes, Inc.
a
160,065
3,081 Tupperware Brands Corporation
a
92,676
5,365 Ulta Beauty, Inc.
a
1,500,912
1,538 Vail Resorts, Inc. 409,046
818 Whirlpool Corporation 151,404
635 Williams-Sonoma, Inc. 81,864
9,458 Wingstop, Inc. 1,419,173
50 Winmark Corporation 8,532
2,161 Wyndham Destinations, Inc. 95,603
1,085 YETI Holdings, Inc.
a
71,415
Total 205,361,773
Consumer Staples (3.8%)
40,209 Anheuser-Busch InBev NV 2,524,024
17,800 Arcs Company, Ltd. 393,981
27,200 Asahi Group Holdings, Ltd. 1,098,127
429 Beyond Meat, Inc.
a,c
76,396
41,978 BJ's Wholesale Club Holdings,
Inc.
a
1,766,014
269 Boston Beer Company, Inc.
a
246,643
105,651 British American Tobacco plc 3,839,118
240,300 Budweiser Brewing Company
APAC, Ltd.
b
803,417
31,674 Carlsberg AS 4,627,320
8,619 Casey's General Stores, Inc. 1,615,890
1 Chocoladefabriken Lindt and
Spruengli AG 93,033
103 Church & Dwight Company, Inc. 8,696
34,293 Coty, Inc. 218,446
13,060 Darling Ingredients, Inc.
a
809,851
119,102 Diageo plc 4,781,592
53,414 e.l.f. Beauty, Inc.
a
1,162,289
2,286 Edgewell Personal Care Company 76,352
3,291 Flowers Foods, Inc. 75,561
33,240 ForFarmers BV 213,793
8,107 Glanbia plc 100,033
3,526 Hain Celestial Group, Inc.
a
146,629
181 Herbalife Nutrition, Ltd.
a
9,224
1,997 Ingredion, Inc. 150,714
144,500 Japan Tobacco, Inc. 2,870,390
40,500 Kao Corporation 2,938,550
12,000 Kewpie Corporation 276,708
14,258 Kimberly-Clark Corporation 1,883,482
8,700 Kobe Bussan Company, Ltd. 240,989

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Consumer Staples (3.8%) - continued
29,208 Lamb Weston Holdings, Inc. $ 2,181,838
421 Lancaster Colony Corporation 73,498
231 Lindt & Spruengli AG 2,001,420
13,258 L'Oreal SA 4,664,161
2,714 McCormick & Company, Inc. 243,012
614 Medifast, Inc. 144,087
8,200 Ministop Company, Ltd. 111,340
9,695 Monster Beverage Corporation
a
841,817
98,036 Nestle SA 10,989,501
12,575 NewAge, Inc.
a
38,354
1,160 Nu Skin Enterprises, Inc. 67,129
35,501 Orkla ASA 345,094
3,235 Performance Food Group
Company
a
151,657
109 PriceSmart, Inc. 10,233
6,603 Royal Unibrew AS 651,817
1,859 Seneca Foods Corporation
a
67,389
39,500 Seven & I Holdings Company, Ltd. 1,508,427
1,157 Spectrum Brands Holdings, Inc. 87,434
6,858 Sprouts Farmers Markets, Inc.
a
155,334
22,600 Sugi Holdings Company, Ltd. 1,485,204
19,900 Sundrug Company, Ltd. 789,515
573 Tootsie Roll Industries, Inc.
c
22,679
30,396 Turning Point Brands, Inc. 1,431,652
36,637 Unilever NV 2,129,670
4,343 US Foods Holding Corporation
a
134,590
1,551 Utz Brands, Inc. 36,573
3,037 Vector Group, Ltd. 35,654
67,365 Wal-Mart Stores, Inc. 9,464,109
273 WD-40 Company 83,104
26,483 Wesfarmers, Ltd. 1,099,294
Total 74,092,848
Energy (2.8%)
20,054 Antero Midstream Corporation 162,437
8,498 Apache Corporation 121,351
25,931 Archrock, Inc. 230,008
973,496 BP plc 3,617,453
112,890 BP plc ADR 2,508,416
18,051 Canadian Natural Resources, Ltd. 407,815
18,315 Centennial Resource
Development, Inc.
a
42,857
10,842 ChampionX Corporation
a
165,774
33,741 Chevron Corporation 2,874,733
19,486 Cimarex Energy Company 821,919
9,384 Continental Resources, Inc.
c
184,771
12,514 Core Laboratories NV 412,712
3,747 Delek US Holdings, Inc. 70,294
185,380 Devon Energy Corporation 3,051,355
10,410 Diamondback Energy, Inc. 590,143
123,812 Eni SPA 1,250,595
28,929 EnLink Midstream, LLC
a
112,534
78,882 Enterprise Products Partners, LP 1,595,783
33,563 EQT Corporation 547,412
134,329 Equinor ASA 2,407,336
19,939 Equitrans Midstream Corporation 132,594
11,199 Exterran Corporation
a
48,380
25,161 Exxon Mobil Corporation 1,128,219
16,572 Frank's International NV
a
46,070
2,250 Gaztransport Et Technigaz SA 204,949
25,214 Gran Tierra Energy, Inc.
a
14,826
65,422 Halliburton Company 1,153,390
9,283 Helmerich & Payne, Inc. 225,391
11,801 HollyFrontier Corporation 335,856
1,790 Imperial Oil, Ltd. 34,057
Shares Common Stock (83.0%) Value
Energy (2.8%) - continued
65,772 John Wood Group plc
a
$ 262,742
5,739 Liberty Oilfield Services, Inc. 68,983
36,984 Marathon Oil Corporation 267,764
63,360 Marathon Petroleum Corporation 2,734,618
48,247 Neste Oil Oyj 3,398,542
28,878 Nine Energy Service, Inc.
a
74,794
5,750 Occidental Petroleum Corporation 115,345
10,850 Oceaneering International, Inc.
a
91,682
22,140 OMV AG 929,034
27,824 Patterson-UTI Energy, Inc. 171,118
24,138 Pioneer Natural Resources
Company 2,918,284
5,876 Plains GP Holdings, LP
a
50,769
8,617 ProPetro Holding Corporation
a
68,850
188,418 Royal Dutch Shell plc, Class A 3,486,529
304,563 Royal Dutch Shell plc, Class B 5,308,054
4,878 RPC, Inc.
a
21,756
20,528 Southwestern Energy Company
a
77,391
3,531 Suncor Energy, Inc. 59,064
15,709 Talos Energy, Inc.
a
132,898
9,888 Targa Resources Corporation 270,635
25,767 TC Energy Corporation 1,104,430
17,084 TechnipFMC plc 182,628
110,132 Tenaris SA ADR
c
1,702,641
112,514 Total SE 4,742,281
6,962 Washington H. Soul Pattinson and
Company, Ltd. 144,212
63,960 Woodside Petroleum, Ltd. 1,187,199
Total 54,071,673
Financials (11.8%)
149 1st Source Corporation 5,863
116,870 AB Industrivarden, Class C
a
3,716,835
8,582 AG Mortgage Investment Trust,
Inc. 30,380
183,000 AIA Group, Ltd. 2,206,386
1,909 Alleghany Corporation 1,082,117
45,322 Allianz SE 10,243,175
46,552 American Express Company 5,412,136
23,960 American Financial Group, Inc. 2,255,594
1,629 Ameriprise Financial, Inc. 322,330
13,174 Ameris Bancorp 515,235
17,149 Apollo Commercial Real Estate
Finance, Inc. 191,726
16,616 Arch Capital Group, Ltd.
a
521,909
1,942 Argo Group International Holdings,
Ltd. 78,360
11,753 Arthur J. Gallagher & Company 1,356,414
7,421 Artisan Partners Asset
Management, Inc. 359,176
36,321 Associated Banc-Corp 651,599
10,622 Assured Guaranty, Ltd. 379,737
25,134 ASX, Ltd. 1,373,375
25,473 Baloise Holding AG 4,265,749
351,002 Banco Santander SA
a
1,024,540
4,323 Bancorp, Inc.
a
72,497
244,142 Bank of America Corporation 7,238,810
1,297 Bank of Marin Bancorp 48,171
7,435 BankFinancial Corporation 63,049
12,166 Banner Corporation 538,102
30,395 Berkshire Hills Bancorp, Inc. 503,949
3,150 Blackstone Mortgage Trust, Inc. 83,979
67 BM Technologies, Inc.
a,d
922
19,146 BNP Paribas SA
a
918,158
669 BOK Financial Corporation 49,412

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Financials (11.8%) - continued
1,742 Bridge Bancorp, Inc.
a
$ 42,557
4,111 Brighthouse Financial, Inc.
a
145,365
23,316 BrightSphere Investment Group 427,382
14,180 Brookline Bancorp, Inc. 178,526
2,839 Brown & Brown, Inc. 122,333
3,849 Byline Bancorp, Inc. 61,853
54,321 Capital One Financial Corporation 5,663,507
1,102 Cboe Global Markets, Inc. 101,086
13,849 Central Pacific Financial
Corporation 275,318
149,252 Charles Schwab Corporation 7,692,448
6,120 Chimera Investment Corporation 61,812
42,726 Chubb, Ltd. 6,223,896
242,666 CI Financial Corporation 3,013,518
2,892 Cincinnati Financial Corporation 243,188
70,131 Citigroup, Inc. 4,066,897
6,997 Citizens Financial Group, Inc. 254,971
32,474 Comerica, Inc. 1,857,513
1,150 Commerce Bancshares, Inc. 76,878
56,010 Commonwealth Bank of Australia 3,556,182
11,839 Community Trust Bancorp, Inc. 431,650
1,349 Cullen/Frost Bankers, Inc. 124,432
1,790 Customers Bancorp, Inc.
a
39,774
268,700 DBS Group Holdings, Ltd. 5,066,944
18,148 Deutsche Boerse AG 2,913,714
36,385 Deutsche Pfandbriefbank AG
a,b
357,122
423 Diamond Hill Investment Group,
Inc. 62,701
33,413 Discover Financial Services 2,791,322
268,338 DnB ASA
a
5,224,132
6,231 East West Bancorp, Inc. 373,486
554 Employers Holdings, Inc. 16,897
3,010 Enterprise Financial Services
Corporation 106,283
11,238 EQT AB 350,299
30,329 Equitable Holdings, Inc. 751,553
13,639 Essent Group, Ltd. 570,519
48,769 Euronext NV
b
5,252,260
1,549 Evercore, Inc. 168,996
83,848 Everi Holdings, Inc.
a
1,096,732
38,494 F.N.B. Corporation 379,551
1,574 FactSet Research Systems, Inc. 475,883
1,787 FBL Financial Group, Inc. 100,144
773 Federal Agricultural Mortgage
Corporation 58,748
8,940 Financial Institutions, Inc. 204,637
1,197 First American Financial
Corporation 62,591
16,100 First Bancorp/Puerto Rico 146,510
773 First Bancorp/Southern Pines NC 26,328
13,094 First Busey Corporation 270,653
24,884 First Financial Bancorp 455,875
6,287 First Financial Corporation 241,358
7,184 First Horizon Corporation 99,786
19,053 First Midwest Bancorp, Inc. 314,946
1,199 First of Long Island Corporation 20,059
15,703 First Republic Bank 2,276,778
16,631 Flagstar Bancorp, Inc. 712,638
2,325 Flushing Financial Corporation 42,501
68,283 Fulton Financial Corporation 914,992
6,054 Goldman Sachs Group, Inc. 1,641,663
14,187 Granite Point Mortgage Trust, Inc. 132,223
11,147 Great Southern Bancorp, Inc. 548,098
12,094 Great Western Bancorp, Inc. 290,256
19,339 Groupe Bruxelles Lambert SA 1,913,015
Shares Common Stock (83.0%) Value
Financials (11.8%) - continued
8,914 Hamilton Lane, Inc. $ 671,848
32,797 Hancock Whitney Corporation 1,119,690
8,208 Hanmi Financial Corporation 113,435
9,417 Hanover Insurance Group, Inc. 1,059,130
1,581 Heartland Financial USA, Inc. 67,445
18,322 Heritage Commerce Corporation 160,867
8,741 Hometrust Bancshares, Inc. 183,561
9,100 Hong Kong Exchanges & Clearing,
Ltd. 581,783
48,305 Hope Bancorp, Inc. 540,050
13,201 Horizon Bancorp, Inc. 208,972
1,554 Houlihan Lokey, Inc. 100,777
871,149 HSBC Holdings plc
a
4,558,365
245,548 Humm Group, Ltd. 211,587
12,887 Independent Bank Corporation 236,605
2,153 Intact Financial Corporation 237,398
1,793 Interactive Brokers Group, Inc. 109,714
11,162 Intermediate Capital Group plc 258,893
74,887 J.P. Morgan Chase & Company 9,635,710
4,498 Janus Henderson Group plc 138,358
138,100 Japan Post Bank Company, Ltd. 1,194,150
12,700 Japan Post Holdings Company,
Ltd. 100,998
4,699 KBC Groep NV
a
327,682
2,276 Kemper Corporation 160,117
15,293 Kinnevik AB 750,266
9,249 Kinsale Capital Group, Inc. 1,734,742
8,707 L E Lundbergforetagen AB
a
457,315
12,116 Ladder Capital Corporation 119,100
2,917 Lakeland Bancorp, Inc. 38,242
63,078 Laurentian Bank of Canada
c
1,524,231
6,772 Lincoln National Corporation 308,058
4,319 Loews Corporation 195,608
123 MarketAxess Holdings, Inc. 66,513
3,969 Mercantile Bank Corporation 107,758
54,229 MetLife, Inc. 2,611,126
5,624 Midland States Bancorp, Inc. 103,425
10,534 MidWestOne Financial Group, Inc. 259,031
379,800 Mitsubishi UFJ Financial Group,
Inc. 1,715,094
30,786 Mizrahi Tefahot Bank, Ltd. 715,987
86,864 Morgan Stanley 5,824,231
264 Morningstar, Inc. 60,691
6,653 Mr. Cooper Group, Inc.
a
181,161
9,800 MS and AD Insurance Group
Holdings, Inc. 281,959
3,487 MSCI, Inc. 1,378,411
61 Nasdaq, Inc. 8,251
40,791 National Australia Bank, Ltd. 731,184
175 National Western Life Group, Inc. 31,500
693 NBT Bancorp, Inc. 22,876
31,693 New York Community Bancorp,
Inc. 331,509
6,689 Northern Trust Corporation 596,592
3,838 OFG Bancorp 65,937
5,102 Old National Bancorp 85,663
6,597 Old Second Bancorp, Inc. 64,783
7,872 Onex Corporation 416,885
114,400 ORIX Corporation 1,835,650
24,020 PacWest Bancorp 725,164
21,221 Paragon Banking Group plc 131,499
1,705 Partners Group Holding AG 2,013,250
2,459 Peoples Bancorp, Inc. 75,000
51,289 People's United Financial, Inc. 700,608
32,509 Popular, Inc. 1,844,886

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Financials (11.8%) - continued
19,110 Premier Financial Corporation $ 530,494
4,182 PROG Holdings, Inc. 197,307
2,385 Prosperity Bancshares, Inc. 160,844
10,772 QCR Holdings, Inc. 417,738
18,738 Radian Group, Inc. 359,770
38,965 Raymond James Financial, Inc. 3,893,772
16,558 Redwood Trust, Inc. 142,068
11,335 Reinsurance Group of America,
Inc. 1,190,742
491 RLI Corporation 47,519
73,211 Royal Bank of Canada 5,925,582
15,999 S&P Global, Inc. 5,071,683
1,816 Safety Insurance Group, Inc. 133,367
14,603 Seacoast Banking Corporation of
Florida
a
444,661
14,867 SEI Investments Company 785,721
1,422 Selective Insurance Group, Inc. 92,402
6,659 Signature Bank 1,100,000
15,991 Simmons First National
Corporation 394,978
1,560 Southside Bancshares, Inc. 48,937
25,308 St. James's Place plc 405,027
18,745 Starwood Property Trust, Inc. 351,656
4,489 Sterling Bancorp 82,867
2,733 Stifel Financial Corporation 141,624
61,900 Sumitomo Mitsui Financial Group,
Inc. 1,923,129
59,149 Sun Life Financial, Inc. 2,733,690
5,977 Swiss Life Holding AG 2,725,245
20,735 Synovus Financial Corporation 771,342
4,069 T. Rowe Price Group, Inc. 636,717
2,608 Territorial Bancorp, Inc. 62,227
9,798 TMX Group, Ltd. 945,052
24,600 Tokio Marine Holdings, Inc. 1,208,374
124 Tompkins Financial Corporation 8,292
557 Topdanmark AS 25,719
8,644 Torchmark Corporation 781,331
83,973 Toronto-Dominion Bank 4,758,306
3,434 Towne Bank 79,669
10,402 TPG RE Finance Trust, Inc. 101,628
5,404 TriCo Bancshares 201,569
70,357 Truist Financial Corporation 3,375,729
18,606 TrustCo Bank Corporation 115,729
2,656 Trustmark Corporation 72,960
11,484 Two Harbors Investment
Corporation 69,708
16,016 Umpqua Holdings Corporation 232,392
12,013 United Bankshares, Inc. 380,332
1,012 Univest Financial Corporation 22,719
7,955 Unum Group 184,795
30,226 Valley National Bancorp 308,607
669 Walker & Dunlop, Inc. 55,072
3,229 Washington Trust Bancorp, Inc. 140,720
4,921 Webster Financial Corporation 230,057
209,727 Wells Fargo & Company 6,266,643
5,482 WesBanco, Inc. 158,978
40,536 Western Alliance Bancorp 2,763,744
19,874 Western Asset Mortgage Capital
Corporation 58,628
343 Westwood Holdings Group, Inc. 4,061
13,233 Wintrust Financial Corporation 796,494
55,986 Zions Bancorporations NA 2,471,222
9,313 Zurich Insurance Group AG 3,723,773
Total 227,007,697
Shares Common Stock (83.0%) Value
Health Care (11.7%)
14,609 AbbVie, Inc. $ 1,497,130
2,134 Acadia Healthcare Company, Inc.
a
108,151
49,105 ACADIA Pharmaceuticals, Inc.
a
2,359,495
735 Acceleron Pharma, Inc.
a
84,915
11,251 ADMA Biologics, Inc.
a
24,977
4,516 Adverum Biotechnologies, Inc.
a
55,682
2,985 Agile Therapeutics, Inc.
a
8,418
6,940 Akebia Therapeutics, Inc.
a
22,486
400 Allakos, Inc.
a
53,332
2,739 Altimmune, Inc.
a
39,113
2,899 AmerisourceBergen Corporation 302,076
14,692 Amgen, Inc. 3,547,090
4,311 AnaptysBio, Inc.
a
111,741
14,783 Anthem, Inc. 4,390,255
94,257 Ardelyx, Inc.
a
640,005
4,137 Arena Pharmaceuticals, Inc.
a
307,131
5,687 Argenx SE ADR
a
1,666,405
4,608 Arrowhead Research Corporation
a
355,599
56,600 Astellas Pharmaceutical, Inc. 918,733
5,546 Atara Biotherapeutics, Inc.
a
102,379
141 Atrion Corporation 91,857
829 AVROBIO, Inc.
a
11,863
17,935 Axonics Modulation Technologies,
Inc.
a
927,240
5,573 Becton, Dickinson and Company 1,458,956
9,720 Biogen, Inc.
a
2,746,969
13,186 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,123,711
182 BioLife Solutions, Inc.
a
6,901
337 Bio-Rad Laboratories, Inc.
a
193,361
9,311 Bio-Techne Corporation 3,025,237
1,409 BioXcel Therapeutics, Inc.
a
65,265
1,829 Bluebird Bio, Inc.
a
81,482
1,102 Bruker Corporation 63,795
1,358 Capricor Therapeutics, Inc.
a
8,936
25,866 Catalent, Inc.
a
2,975,883
40,084 Centene Corporation
a
2,417,065
42,158 Cerner Corporation 3,377,277
4,106 Charles River Laboratories
International, Inc.
a
1,063,659
1,063 Chemed Corporation 550,528
74,500 Chugai Pharmaceutical Company,
Ltd. 3,898,521
22,020 Cigna Holding Company 4,779,441
5,774 CryoLife, Inc.
a
138,172
33,288 CSL, Ltd. 6,901,333
39,227 CVS Health Corporation 2,810,615
3,084 CymaBay Therapeutics, Inc.
a
16,499
5,474 CytomX Therapeutics, Inc.
a
37,825
94,700 Daiichi Sankyo Company, Ltd. 3,048,489
771 Deciphera Pharmaceuticals, Inc.
a
34,078
15,871 Dexcom, Inc.
a
5,949,244
3,286 Dynavax Technologies
Corporation
a,c
20,735
2,311 Editas Medicine, Inc.
a
141,780
48,102 Edwards Lifesciences Corporation
a
3,972,263
5,246 Envista Holdings Corporation
a
186,443
845 Eurofins Scientific SE
a
81,109
4,439 Fisher & Paykel Healthcare
Corporation, Ltd. 110,015
732 Fulcrum Therapeutics, Inc.
a
8,096
1,500 Gerresheimer AG 159,733
263,512 GlaxoSmithKline plc 4,893,742
56,745 GlaxoSmithKline plc ADR 2,113,751
8,247 Global Blood Therapeutics, Inc.
a
413,340
15,196 GoodRx Holdings, Inc.
a,c
708,438

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Health Care (11.7%) - continued
23,916 Guardant Health, Inc.
a
$ 3,718,938
2,412 Haemonetics Corporation
a
275,667
16,964 Halozyme Therapeutics, Inc.
a
807,317
21,262 HCA Healthcare, Inc. 3,454,650
3,289 HealthEquity, Inc.
a
274,796
6,429 Hill-Rom Holdings, Inc. 617,441
10,181 Humana, Inc. 3,900,443
36 ICU Medical, Inc.
a
7,361
3,972 ImmunoGen, Inc.
a
28,320
2,784 Immunovant, Inc.
a
108,660
8,653 Inovio Pharmaceuticals, Inc.
a,c
110,326
2,088 Insmed, Inc.
a
78,488
7,527 Inspire Medical Systems, Inc.
a
1,516,766
7,140 Insulet Corporation
a
1,907,665
1,876 Integra LifeSciences Holdings
Corporation
a
123,891
7,315 Intuitive Surgical, Inc.
a
5,468,987
4,986 Invitae Corporation
a,c
246,907
4,687 Ionis Pharmaceuticals, Inc.
a
281,548
2,873 Iovance Biotherapeutics, Inc.
a
125,952
53,084 Johnson & Johnson 8,659,593
3,097 Kura Oncology, Inc.
a
92,755
1,688 Laboratory Corporation of America
Holdings
a
386,400
21,095 LHC Group, Inc.
a
4,202,546
3,602 LNA Sante 215,389
3,147 Lonza Group AG 2,009,988
37,100 M3, Inc. 3,122,882
3,060 MacroGenics, Inc.
a
62,546
62,754 Medtronic plc 6,986,403
92,952 Merck & Company, Inc. 7,163,811
9,107 Merck KGaA 1,517,852
1,889 Mersana Therapeutics, Inc.
a
36,004
1,536 Mesa Laboratories, Inc. 425,687
298 Mirati Therapeutics, Inc.
a
61,188
5,998 Molina Healthcare, Inc.
a
1,281,233
2,753 Myovant Sciences, Ltd.
a
64,117
16,760 Natera, Inc.
a
1,787,286
6,094 National Healthcare Corporation 390,321
1,895 Neogen Corporation
a
153,249
13,616 Nevro Corporation
a
2,202,933
161,075 Novartis AG 14,584,565
126,180 Novo Nordisk AS 8,790,737
41,397 Novo Nordisk AS ADR 2,881,231
2,334 Omnicell, Inc.
a
274,945
36,356 Optinose, Inc.
a
144,697
1,304 Orthifix Medical, Inc.
a
52,695
2,770 Owens & Minor, Inc. 80,552
13,924 PRA Health Sciences, Inc.
a
1,715,994
1,705 Precigen, Inc.
a
14,493
9,492 Pulmonx Corporation
a
538,386
2,635 Reata Pharmaceuticals, Inc.
a
272,960
65,829 Recordati SPA 3,406,595
6,655 Repligen Corporation
a
1,331,000
2,991 Replimune Group, Inc.
a
116,051
1,673 Revolution Medicines, Inc.
a
70,500
9,056 Roche Holding AG 3,125,335
1,734 Sage Therapeutics, Inc.
a
139,847
3,428 Sarepta Therapeutics, Inc.
a
306,463
715 Sartorius Aktiengesellschaft 355,423
512 Sartorius Stedim Biotech 214,361
9,800 Sawai Pharmaceutical Company,
Ltd. 447,988
275 Seres Therapeutics, Inc.
a
6,531
11,047 Sesen Bio, Inc.
a
18,890
Shares Common Stock (83.0%) Value
Health Care (11.7%) - continued
22,085 Silk Road Medical, Inc.
a
$ 1,204,295
7,275 Sonic Healthcare, Ltd. 190,124
7,656 Sonova Holding AG
a
1,846,927
6,397 Spectrum Pharmaceuticals, Inc.
a
22,965
14,711 Stryker Corporation 3,251,278
707 Surmodics, Inc.
a
32,169
1,900 Sysmex Corporation 221,659
19,068 Tactile Systems Technology, Inc.
a
1,040,159
52,200 Takeda Pharmaceutical Company,
Ltd. 1,835,855
4,365 Tecan Group AG 2,111,947
17,375 Teladoc Health, Inc.
a,c
4,584,046
6,299 Teleflex, Inc. 2,378,691
4,064 Tenet Healthcare Corporation
a
192,105
11,500 Terumo Corporation 446,955
10,798 Thermo Fisher Scientific, Inc. 5,503,741
11,147 Travere Therapeutics, Inc.
a
281,462
1,106 U.S. Physical Therapy, Inc. 133,096
54 Ultragenyx Pharmaceutical, Inc.
a
7,484
1,288 United Therapeutics Corporation
a
211,000
4,089 Vaxart, Inc.
a,c
48,986
50,999 VBI Vaccines, Inc.
a
166,257
21,825 Veeva Systems, Inc.
a
6,033,303
19,020 Vertex Pharmaceuticals, Inc.
a
4,357,102
2,476 ViewRay, Inc.
a
10,993
916 Viking Therapeutics, Inc.
a
6,696
919 Waters Corporation
a
243,232
2,507 West Pharmaceutical Services,
Inc. 750,821
9,533 Zimmer Biomet Holdings, Inc. 1,464,936
38,572 Zoetis, Inc. 5,949,731
17,772 Zymeworks, Inc.
a
601,049
Total 225,104,369
Industrials (10.7%)
13,239 A.O. Smith Corporation 718,878
885 A.P. Moller - Maersk AS, Class B 1,817,939
42,118 Aalberts NV 1,901,353
725 Acuity Brands, Inc. 87,174
8,058 AECOM
a
403,706
3,158 Aegion Corporation
a
58,012
180 Alaska Air Group, Inc. 8,789
4,500 Allegion plc 481,545
24,856 Altra Industrial Motion Corporation 1,277,847
28,934 American Airlines Group, Inc.
c
496,797
4,426 AMETEK, Inc. 501,289
75,978 Arconic, Inc. 1,867,539
1,868 Armstrong World Industries, Inc. 146,096
25,791 ASGN, Inc.
a
2,138,332
108,166 Assa Abloy AB 2,675,138
123,094 Atlas Copco AB, Class A 6,678,262
37,886 Atlas Copco AB, Class B 1,773,823
16,063 AZZ, Inc. 764,438
6,341 Boeing Company 1,231,359
47,132 Canadian National Railway
Company 4,773,831
10,997 Canadian Pacific Railway, Ltd. 3,694,820
22,672 Carlisle Companies, Inc. 3,285,853
20,678 CBIZ, Inc.
a
535,767
21,958 Chart Industries, Inc.
a
2,637,375
16,905 CIA De Distribucion Integral 318,024
2,815 CRA International, Inc. 149,786
16,113 Crane Company 1,219,432
9,825 CSW Industrials, Inc. 1,144,809
26,215 CSX Corporation 2,248,067

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Industrials (10.7%) - continued
12,015 Curtiss-Wright Corporation $ 1,247,037
7,200 Daikin Industries, Ltd. 1,520,154
90,513 Delta Air Lines, Inc. 3,435,873
16,095 Deutsche Post AG 795,013
2,043 Douglas Dynamics, Inc. 83,354
5,850 DSV AS 912,748
2,512 Dycom Industries, Inc.
a
203,824
8,836 EMCOR Group, Inc. 780,219
2,061 Expeditors International of
Washington, Inc. 184,501
77,917 Experian plc 2,723,393
2,000 FANUC Corporation 522,139
7,331 Fluor Corporation 126,753
14,376 Forrester Research, Inc.
a
570,152
10,449 Forward Air Corporation 749,089
5,190 Generac Holdings, Inc.
a
1,278,920
22,243 General Dynamics Corporation 3,262,603
6,097 Gorman-Rupp Company 192,055
272,974 GWA Group, Ltd. 714,943
9,500 Hanwa Company, Ltd. 245,410
19,594 Honeywell International, Inc. 3,828,080
9,337 Hubbell, Inc. 1,452,837
1,603 ICF International, Inc. 123,639
10,045 IDEX Corporation 1,870,279
66,200 Inaba Denki Sangyo Company,
Ltd. 1,547,427
761 Insperity, Inc. 59,731
3,400 Jardine Matheson Holdings, Ltd. 196,520
369 JB Hunt Transport Services, Inc. 49,690
9,571 JetBlue Airways Corporation
a
137,248
108,218 Johnson Controls International plc 5,391,421
33,900 Kamigumi Company, Ltd. 598,031
15,304 Kansas City Southern 3,101,662
814 Kimball International, Inc. 9,841
62,100 Kinden Corporation 997,866
29,045 KONE Oyj 2,284,245
18,492 L3Harris Technologies, Inc. 3,171,563
9,011 Landstar System, Inc. 1,256,133
85,513 Legrand SA 7,876,457
4,215 Lennox International, Inc. 1,161,190
23,027 Lincoln Electric Holdings, Inc. 2,636,591
11,948 Lockheed Martin Corporation 3,845,105
5,373 Manpower, Inc. 475,188
130,400 Marubeni Corporation 866,418
1,739 Masonite International
Corporation
a
173,031
25,712 Mercury Systems, Inc.
a
1,827,095
50,525 Meritor, Inc.
a
1,304,050
20,246 Middleby Corporation
a
2,747,787
9,000 MISUMI Group, Inc. 293,039
125,100 Mitsubishi Corporation 3,169,048
98,800 Mitsubishi Electric Corporation 1,507,175
25,200 Mitsuboshi Belting, Ltd. 396,941
227,200 Mitsui & Company, Ltd. 4,215,601
2,500 MonotaRO Company, Ltd. 125,271
6,984 MSC Industrial Direct Company,
Inc. 541,749
28,800 Nidec Corporation 3,832,652
1,300 Nihon M&A Center, Inc. 75,282
94,500 Nitto Kogyo Corporation 1,843,817
41,378 Nobina AB
a,b
329,329
899 Nordson Corporation 160,912
14,572 Norfolk Southern Corporation 3,448,027
5,168 Old Dominion Freight Line, Inc. 1,002,592
23,322 Otis Worldwide Corporation 1,507,767
Shares Common Stock (83.0%) Value
Industrials (10.7%) - continued
141,481 PageGroup plc
a
$ 869,077
16,661 Parker-Hannifin Corporation 4,408,667
4,634 Quad/Graphics, Inc. 21,687
11,166 Ranpak Holdings Corporation
a
193,618
43,150 Raytheon Technologies
Corporation 2,879,400
4,680 RBC Bearings, Inc.
a
783,104
71,000 Recruit Holdings Company, Ltd. 3,088,317
38,823 Redde Northgate plc 129,984
32,184 Regal-Beloit Corporation 4,038,448
266,370 RELX plc 6,594,892
24,161 Ritchie Brothers Auctioneers, Inc. 1,423,325
1,947 Rockwell Automation, Inc. 483,888
23,569 Rush Enterprises, Inc. 989,662
3,016 Ryder System, Inc. 188,771
5,035 Saia, Inc.
a
889,936
69,649 Schneider Electric SE 10,193,867
88,192 SEEK, Ltd. 1,879,103
3,300 SHO-BOND Holdings Company,
Ltd. 143,593
21,619 Signify NV
a,b
1,031,572
5,517 Simpson Manufacturing Company,
Inc. 507,564
55,000 SITC International Holdings
Company, Ltd. 126,082
151 Sixt SE
a
17,546
300 SMC Corporation 181,549
1,795 Snap-On, Inc. 323,082
307,600 Sojitz Corporation 712,071
13,919 Spirax-Sarco Engineering plc 2,104,411
2,948 Spirit Airlines, Inc.
a,c
76,471
873 SPX FLOW, Inc.
a
46,243
16,643 Standex International Corporation 1,363,228
107,500 Sumitomo Corporation 1,427,014
53,836 Summit Materials, Inc.
a
1,105,253
582 Sunrun, Inc.
a
40,315
3,900 Taikisha, Ltd. 103,996
10,300 Taisei Corporation 333,690
1,282 Teledyne Technologies, Inc.
a
457,687
2,963 Tetra Tech, Inc. 360,212
1,796 Thermon Group Holdings, Inc.
a
26,204
21,500 Toppan Forms Company, Ltd. 221,671
107 Toro Company 10,085
11,310 Transcontinental, Inc.
c
181,491
19,192 TransUnion 1,670,472
107,923 Transurban Group
a
1,087,445
20,036 Trex Company, Inc.
a
1,838,704
17,024 TriMas Corporation
a
538,810
22,400 Tsubakimoto Chain Company 576,027
1,496 UniFirst Corporation 318,349
3,035 United Airlines Holdings, Inc.
a
121,370
24,505 United Parcel Service, Inc. 3,798,275
22,385 United Rentals, Inc.
a
5,439,779
5,569 Valmont Industries, Inc. 1,074,371
2,898 Waste Connections, Inc. 285,482
3,650 Watsco, Inc. 870,489
492 Watts Water Technologies, Inc. 59,074
14,840 Willdan Group, Inc.
a
663,200
6,268 XPO Logistics, Inc.
a
692,050
2,893 Xylem, Inc. 279,435
16,800 Yuasa Trading Company, Ltd. 525,279
Total 205,817,974
Information Technology (16.8%)
25,440 Adobe, Inc.
a
11,671,109

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Information Technology (16.8%) - continued
1,061 ADTRAN, Inc. $ 18,249
7,100 Advantest Corporation 561,092
8,749 Alliance Data Systems Corporation 591,870
7,611 Amphenol Corporation 950,462
38,749 Anaplan, Inc.
a
2,584,558
933 ANSYS, Inc.
a
330,627
251,376 Apple, Inc. 33,171,577
20,159 ASML Holding NV 10,761,946
2,638 Aspen Technology, Inc.
a
353,228
5,304 Atlassian Corporation plc
a
1,225,914
10,666 Avalara, Inc.
a
1,599,900
280 Avnet, Inc. 9,887
15,180 Bandwidth, Inc.
a
2,704,165
1,215 Bechtle AG 258,178
10,177 Benchmark Electronics, Inc. 257,783
32,080 BigCommerce Holdings, Inc.
a,c
2,564,475
65 Bill.com Holdings, Inc.
a
7,922
10,171 Blackline, Inc.
a
1,318,365
2,559 Broadridge Financial Solutions,
Inc. 361,612
881 CACI International, Inc.
a
212,515
40,500 Canon, Inc. 895,921
623 Capgemini SA 90,030
16,314 CDK Global, Inc. 814,069
3,737 CDW Corporation 492,013
1,460 Ceridian HCM Holding, Inc.
a
135,649
95,331 CGI, Inc.
a
7,641,390
203,342 Cisco Systems, Inc. 9,064,986
359 Clearfield, Inc.
a
11,244
7,894 Cognex Corporation 648,334
2,233 CompuGroup Medical SE and
Company KGaA 220,300
130,940 Computershare, Ltd. 1,429,178
2,660 Concentrix Corporation
a
284,407
6,633 Coupa Software, Inc.
a
2,055,368
5,267 Cree, Inc.
a
532,388
2,880 CTS Corporation 87,840
12,628 Descartes Systems Group, Inc.
a
771,066
8,697 DocuSign, Inc.
a
2,025,444
26,967 Dolby Laboratories, Inc. 2,373,905
1,231 Domo, Inc.
a
78,033
1,893 DSP Group, Inc.
a
30,534
25,419 Elastic NV
a
3,862,671
14,602 Endava plc ADR
a
1,154,434
382 Enphase Energy, Inc.
a
69,658
2,899 EPAM Systems, Inc.
a
998,503
4,982 ePlus, Inc.
a
418,687
16,625 Euronet Worldwide, Inc.
a
2,077,460
15,005 Eventbrite, Inc.
a,c
267,839
3,824 ExlService Holdings, Inc.
a
293,224
2,063 eXp World Holdings, Inc.
a
219,895
3,642 F5 Networks, Inc.
a
713,650
2,065 Fair Isaac Corporation
a
929,477
5,316 First Solar, Inc.
a
527,081
10,911 Five9, Inc.
a
1,813,954
34 FleetCor Technologies, Inc.
a
8,254
29,800 Fuji Soft, Inc. 1,539,456
10,615 Global Payments, Inc. 1,873,760
1,639 Guidewire Software, Inc.
a
188,059
231,898 Halma plc 7,816,374
13,158 Health Catalyst, Inc.
a
653,689
9,800 Hitachi, Ltd. 403,714
16,500 Hoya Corporation 2,111,240
6,583 II-VI, Inc.
a
553,433
25,670 Infineon Technologies AG 1,028,431
Shares Common Stock (83.0%) Value
Information Technology (16.8%) - continued
3,236 InterDigital, Inc. $ 207,784
130 IPG Photonics Corporation
a
29,046
19,600 ITOCHU Techno-Solutions
Corporation 690,981
6,753 Jack Henry & Associates, Inc. 977,767
3,962 Juniper Networks, Inc. 96,752
10,400 Keyence Corporation 5,583,564
4,158 Kinaxis, Inc.
a
577,194
2,143 Kulicke and Soffa Industries, Inc. 76,441
1,533 Lam Research Corporation 741,895
4,300 Lasertec Corporation 575,976
22,160 Lattice Semiconductor
Corporation
a
888,838
749 Littelfuse, Inc. 182,284
25,591 Lumentum Holdings, Inc.
a
2,400,436
2,371 Manhattan Associates, Inc.
a
268,468
238 ManTech International Corporation 21,346
39,164 MasterCard, Inc. 12,387,182
2,442 MAXIMUS, Inc. 183,297
534 MaxLinear, Inc.
a
16,762
59,730 Medallia, Inc.
a,c
2,478,795
145,234 Microsoft Corporation 33,688,479
887 MicroStrategy, Inc.
a,c
547,554
16,893 MKS Instruments, Inc. 2,670,277
12,223 Monolithic Power Systems, Inc. 4,342,710
2,900 Motorola Solutions, Inc. 485,895
5,600 Murata Manufacturing Company,
Ltd. 537,869
56,000 NEC Networks & System
Integration Corporation 991,592
338 NetApp, Inc. 22,457
4,182 Nice, Ltd. ADR
a
1,092,673
5,218 Nova Measuring Instruments, Ltd.
a
363,329
4,297 Novanta, Inc.
a
536,781
19,351 NVIDIA Corporation 10,054,586
3,800 OBIC Company, Ltd. 710,995
4,238 Okta, Inc.
a
1,097,684
45,212 Oracle Corporation 2,732,161
12,300 Oracle Corporation Japan 1,449,162
5,490 Palo Alto Networks, Inc.
a
1,925,618
40 Paylocity Holding Corporation
a
7,498
70,739 PayPal Holdings, Inc.
a
16,574,855
910 Progress Software Corporation 36,564
8,360 Q2 Holdings, Inc.
a
1,069,996
5,315 QAD, Inc. 344,359
5,547 Qorvo, Inc.
a
947,871
72,507 QUALCOMM, Inc. 11,331,394
6,711 Rogers Corporation
a
1,047,386
600 Rohm Company, Ltd. 60,878
12,400 Ryoyo Electro Corporation
c
347,160
6,681 Sabre Corporation 72,021
16,174 SailPoint Technologies Holdings,
Inc.
a
894,584
42,057 Salesforce.com, Inc.
a
9,486,377
3,044 Samsung Electronics Company,
Ltd. GDR 5,591,065
5,500 SAP SE 697,883
4,651 ScanSource, Inc.
a
112,508
7,584 Semtech Corporation
a
538,085
17,282 ServiceNow, Inc.
a
9,386,891
1,054 Shift4 Payments, Inc.
a
68,521
8,762 Shopify Inc.
a
9,625,846
28,270 Sierra Wireless, Inc.
a,c
523,278
2,238 Silicon Laboratories, Inc.
a
293,558
770 Solaredge Technology, Ltd.
a
222,014
44,230 Square, Inc.
a
9,551,911

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Information Technology (16.8%) - continued
40,539 STMicroelectronics NV ADR
c
$ 1,619,533
2,660 SYNNEX Corporation 217,109
26,043 Texas Instruments, Inc. 4,315,065
27,420 Thomson Reuters Corporation 2,235,842
9,000 Tokyo Electron, Ltd. 3,422,276
1,398 Tyler Technologies, Inc.
a
591,060
3,567 VeriSign, Inc.
a
692,248
2,426 ViaSat, Inc.
a
105,628
9,596 VMware, Inc.
a,c
1,322,809
726 Western Union Company 16,168
10,829 Wix.com, Ltd.
a
2,675,304
13,097 Workiva, Inc.
a
1,276,565
13,788 Xero, Ltd.
a
1,360,171
964 Zendesk, Inc.
a
139,047
1,754 Zix Corporation
a
14,295
6,253 Zscaler, Inc.
a
1,248,724
Total 322,439,453
Materials (3.9%)
2,461 AdvanSix, Inc.
a
52,469
31,564 Air Liquide SA 5,162,190
46,000 Air Water, Inc. 743,695
5,670 AptarGroup, Inc. 753,940
2,308 Avery Dennison Corporation 348,208
95,048 Axalta Coating Systems, Ltd.
a
2,565,346
266 Balchem Corporation 28,470
65,490 BHP Group, Ltd. 2,184,029
4,334 Cabot Corporation 190,306
1,986 Carpenter Technology Corporation 62,043
2,143 Celanese Corporation 261,767
95,845 CF Industries Holdings, Inc. 3,966,066
17,685 Chemours Company 465,823
11,159 Cleveland-Cliffs, Inc. 171,179
12,639 Coeur Mining, Inc.
a
114,383
22,328 Croda International plc 1,918,384
37,326 Eastman Chemical Company 3,671,012
17,369 Ecolab, Inc. 3,552,134
546 EMS-CHEMIE Holding AG 514,987
2,830 FMC Corporation 306,461
10,133 Franco-Nevada Corporation 1,209,171
307 Givaudan SA 1,236,833
152,025 Granges AB
a
1,745,401
144,584 Hexpol AB 1,580,153
8,664 Holmen AB 396,633
3,870 Ingevity Corporation
a
254,220
17,594 Innospec, Inc. 1,544,577
11,532 Kaiser Aluminum Corporation 999,824
41,821 Koninklijke DSM NV 7,310,858
73,600 Kyoei Steel, Ltd. 947,694
4,300 Lintec Corporation 97,397
17,510 LyondellBasell Industries NV 1,501,658
10,799 Martin Marietta Materials, Inc. 3,103,741
3,902 Materion Corporation 266,077
5,700 Minerals Technologies, Inc. 351,291
12,291 Myers Industries, Inc. 246,435
8,244 Neenah, Inc. 419,784
1,200 Nissan Chemical Industries, Ltd. 68,351
46,903 Nucor Corporation 2,285,583
6,425 O-I Glass, Inc. 81,212
12,033 Olin Corporation 287,709
1,818 Olympic Steel, Inc. 24,816
8,119 Quaker Chemical Corporation 2,128,233
373 Reliance Steel & Aluminum
Company 43,298
34,832 Rio Tinto plc 2,642,594
Shares Common Stock (83.0%) Value
Materials (3.9%) - continued
25,960 Rio Tinto, Ltd. $ 2,172,829
1,658 RPM International, Inc. 136,735
7,354 Ryerson Holding Corporation
a
90,748
159,462 Sandfire Resources, Ltd. 577,687
1,456 Scotts Miracle-Gro Company 322,373
1,488 Sealed Air Corporation 62,898
8,278 Sensient Technologies Corporation 583,847
16,500 Shin-Etsu Chemical Company, Ltd. 2,872,298
16,531 Sika AG 4,498,282
5,811 Steel Dynamics, Inc. 199,143
34,166 Symrise AG 4,251,735
10,400 Taiyo Holdings Company, Ltd. 619,040
47,900 Toagosei Company, Ltd. 507,610
8,000 Ube Industries, Ltd. 151,972
2,376 United States Steel Corporation 42,198
4,468 Wacker Chemie AG 646,643
1,854 Worthington Industries, Inc. 97,038
9,740 Yara International ASA 452,913
Total 76,092,424
Real Estate (3.2%)
30,310 Agree Realty Corporation 1,915,592
55,344 Alstria Office REIT AG 953,709
46,049 American Campus Communities,
Inc. 1,895,377
19,458 American Tower Corporation 4,423,971
3,366 Apartment Income REIT
Corporation
a
130,500
5,511 Armada Hoffler Properties, Inc. 59,243
859,288 Ascendas REIT 1,982,662
11,223 AvalonBay Communities, Inc. 1,836,868
466 Bluegreen Vacations Holding
Corporations
a
6,100
138 Bluerock Residential Growth REIT,
Inc. 1,443
15,124 Camden Property Trust 1,544,917
14,930 Canadian Apartment Properties
REIT 597,784
21,285 CareTrust REIT, Inc. 478,061
44,853 Castellum AB 1,076,085
54,410 CBRE Group, Inc.
a
3,317,922
4,493 Cedar Realty Trust, Inc. 47,940
1,686 Centerspace 117,919
9,247 Choice Properties REIT 93,500
2,185 Colony Credit Real Estate, Inc. 17,261
10,542 Columbia Property Trust, Inc. 143,371
2,943 Community Healthcare Trust, Inc. 131,611
3,538 Corepoint Lodging, Inc. 24,094
2,121 CoStar Group, Inc.
a
1,908,285
56,835 Cushman and Wakefield plc
a
814,446
10,200 Daito Trust Construction Company,
Ltd. 1,062,983
11,730 Deutsche Wohnen AG 580,476
4,656 Douglas Emmett, Inc. 129,018
4,717 EastGroup Properties, Inc. 637,455
10,628 EPR Properties 421,294
4,794 Equity Lifestyle Properties, Inc. 291,667
32,021 Essential Properties Realty Trust,
Inc. 666,677
1,236 Essex Property Trust, Inc. 296,158
4,680 Farmland Partners, Inc. 48,251
2,815 Federal Realty Investment Trust 246,481
29,507 First Industrial Realty Trust, Inc. 1,199,164
2,048 FirstService Corporation 279,761
6,139 FirstService Corporation 840,122

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Real Estate (3.2%) - continued
24,689 Four Corners Property Trust, Inc. $ 650,802
7,106 Gaming and Leisure Properties,
Inc. 292,270
6,238 Getty Realty Corporation 165,744
3,089 Gladstone Commercial
Corporation 54,706
4,656 Gladstone Land Corporation 73,285
4,082 Global Medical REIT, Inc. 51,188
10,399 Healthcare Realty Trust, Inc. 312,074
11,297 Healthcare Trust of America, Inc. 319,140
1,001 Highwoods Properties, Inc. 37,527
112,310 Host Hotels & Resorts, Inc. 1,521,800
5,302 Hudson Pacific Properties, Inc. 124,279
49,000 Hysan Development Company,
Ltd. 177,698
12,724 Industrial Logistics Properties Trust 269,876
3,917 Innovative Industrial Properties,
Inc. 732,949
483 Invesco Office J-Reit, Inc. 70,155
3,637 Iron Mountain, Inc. 122,458
4,031 Jones Lang LaSalle, Inc.
a
589,373
28,843 Kilroy Realty Corporation 1,633,379
1,179 Lamar Advertising Company 95,240
4,951 LEG Immobilien AG 709,733
6,094 Lexington Realty Trust 62,464
6,936 Life Storage, Inc. 565,839
37,032 Medical Properties Trust, Inc. 781,746
40,100 Mitsubishi Estate Company, Ltd. 634,382
949 National Health Investors, Inc. 61,533
20,299 National Retail Properties, Inc. 791,661
38,311 National Storage Affiliates Trust 1,399,884
30,915 New Residential Investment
Corporation 290,292
8,252 New Senior Investment Group, Inc. 43,736
9,588 NexPoint Residential Trust, Inc. 378,438
8,826 Omega Healthcare Investors, Inc. 319,678
3,803 One Liberty Properties, Inc. 76,212
367 PotlatchDeltic Corporation 17,528
6,111 Preferred Apartment Communities,
Inc. 43,938
32,630 PSP Swiss Property AG 4,174,640
58,998 Quebecor, Inc. 1,411,800
4,823 Realty Income Corporation 284,846
3,022 Redfin Corporation
a
215,197
34,635 Rexford Industrial Realty, Inc. 1,695,037
605 RMR Group, Inc. 22,312
179,000 Road King Infrastructure, Ltd. 222,031
27,031 Sabra Health Care REIT, Inc. 453,850
2,965 SBA Communications Corporation 796,607
61,774 Service Properties Trust 655,422
6,118 SL Green Realty Corporation 412,843
10,170 Spirit Realty Capital, Inc. 392,155
13,241 STAG Industrial, Inc. 394,582
11,281 Store Capital Corporation 349,937
158,609 TAG Immobilien AG 4,870,358
7,671 UDR, Inc. 294,950
3,819 UMH Properties, Inc. 56,139
12,554 Uniti Group, Inc. 154,540
160 Universal Health Realty Income
Trust 9,549
1,047 Vonovia SE 69,908
372,000 Wing Tai Holdings, Ltd. 530,473
2,788 WP Carey, Inc. 185,123
Total 61,341,474
Shares Common Stock (83.0%) Value
Utilities (1.3%)
11,281 AES Corporation $ 275,144
3,237 ALLETE, Inc. 203,413
468 American States Water Company 36,158
58 American Water Works Company,
Inc. 9,223
4,575 Artesian Resources Corporation 187,026
4,944 Black Hills Corporation 292,289
486 Chesapeake Utilities Corporation 49,295
3,000 CK Infrastructure Holdings, Ltd. 15,928
41,500 CLP Holdings, Ltd. 389,460
4,063 Consolidated Water Company,
Ltd. 51,478
32,509 Contact Energy, Ltd. 189,729
2,381 DTE Energy Company 282,672
40,825 Duke Energy Corporation 3,837,550
71,645 Electricite de France
a
890,873
37,790 Enagas SA 832,534
9,164 Encavis AG 249,437
2,702 Endesa SA 69,056
540,706 Enel SPA 5,362,709
23,782 Entergy Corporation 2,267,138
1,719 Essential Utilities, Inc. 79,590
5,212 Evergy, Inc. 280,041
42,520 Exelon Corporation 1,767,131
9,586 FirstEnergy Corporation 294,865
4,291 Hawaiian Electric Industries, Inc. 141,860
187,000 Hong Kong and China Gas
Company, Ltd. 268,576
31,172 Iberdrola SA 422,043
12,884 Iberdrola SA, Rights
a,d
2,467
2,127 IDACORP, Inc. 187,814
3,560 MDU Resources Group, Inc. 93,592
81,030 Meridian Energy, Ltd. 413,606
532 Middlesex Water Company 42,347
1,746 National Fuel Gas Company 70,294
5,594 New Jersey Resources
Corporation 195,846
339 NiSource, Inc. 7,509
1,627 Northwest Natural Holding
Company 75,997
6,021 NRG Energy, Inc. 249,330
24,624 OGE Energy Corporation 751,524
12,142 Orsted AS
b
2,306,094
2,328 Otter Tail Corporation 92,398
836 Pinnacle West Capital Corporation 62,909
2,905 Southwest Gas Holdings, Inc. 174,184
2,399 Spire, Inc. 146,795
14,643 UGI Corporation 527,002
1,354 Unitil Corporation 55,203
Total 24,200,129
Total Common Stock
(cost $1,191,524,152) 1,597,273,244
Shares
Registered Investment
Companies ( 4.3% ) Value
Unaffiliated  (0.6%)
24,261 SPDR S&P 500 ETF Trust 8,978,268
3,057 SPDR S&P Biotech ETF
c
467,354
5,374 SPDR S&P Oil & Gas Exploration
ETF
c
345,656

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (4.3%) Value
Unaffiliated  (0.6%)- continued
11,454 SPDR S&P Regional Banking ETF $ 622,754
Total 10,414,032
Affiliated  (3.7%)
5,851,541 Thrivent Core Emerging Markets
Equity Fund 71,447,321
Total 71,447,321
Total Registered Investment
Companies (cost $67,497,241) 81,861,353
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
17,835,648 Thrivent Cash Management Trust 17,835,648
Total Collateral Held for
Securities Loaned
(cost $17,835,648) 17,835,648
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
8,879 Volkswagen AG 1,678,579
Total 1,678,579
Total Preferred Stock
(cost $1,580,502) 1,678,579
Shares or
Principal
Amount Short-Term Investments ( 13.0% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.090%, 2/3/2021
e,f
200,000
4,700,000 0.070%, 2/9/2021
e,f
4,699,958
100,000 0.080%, 2/24/2021
e,f
99,997
1,000,000 0.078%, 3/5/2021
e,f
999,956
3,100,000 0.077%, 3/10/2021
e,f
3,099,841
500,000 0.060%, 3/16/2021
e,f
499,970
3,900,000 0.080%, 3/17/2021
e,f
3,899,762
4,000,000 0.050%, 3/23/2021
e,f
3,999,722
15,100,000 0.046%, 3/30/2021
e,f
15,098,804
3,300,000 0.084%, 4/7/2021
e,f
3,299,583
1,000,000 0.085%, 4/8/2021
e,f
999,872
1,700,000 0.080%, 4/14/2021
e,f
1,699,762
3,900,000 0.040%, 5/4/2021
e,f
3,899,302
Thrivent Core Short-Term Reserve
Fund
20,687,538 0.200% 206,875,378
Total Short-Term Investments
(cost $249,274,071) 249,371,907
Total Investments (cost
$1,527,711,614) 101.3% $1,948,020,731
Other Assets and Liabilities, Net
(1.3%) (24,766,293)
Total Net Assets 100.0% $1,923,254,438
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $17,279,304 or
0.9% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
January 29, 2021:
Securities Lending Transactions
Common Stock $ 17,236,823
Total lending $17,236,823
Gross amount payable upon return of
collateral for securities loaned $17,835,648
Net amounts due to counterparty
$598,825
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 121,743,430 90,340,349 31,403,081 –
Consumer Discretionary 205,361,773 151,378,663 53,983,110 –
Consumer Staples 74,092,848 23,516,330 50,576,518 –
Energy 54,071,673 25,527,381 28,544,292 –
Financials 227,007,697 133,193,298 93,813,477 922
Health Care 225,104,369 160,648,112 64,456,257 –
Industrials 205,817,974 113,067,188 92,750,786 –
Information Technology 322,439,453 262,849,595 59,589,858 –
Materials 76,092,424 32,792,216 43,300,208 –
Real Estate 61,341,474 41,843,336 19,498,138 –
Utilities 24,200,129 12,787,617 11,410,045 2,467
Registered Investment Companies
Unaffiliated 10,414,032 10,414,032 – –
Preferred Stock
Consumer Discretionary 1,678,579 – 1,678,579 –
Short-Term Investments 42,496,529 – 42,496,529 –
Subtotal Investments in Securities $1,651,862,384 $1,058,358,117 $593,500,878 $3,389
Other Investments  * Total
Affiliated Short-Term Investments 206,875,378
Affiliated Registered Investment Companies 71,447,321
Collateral Held for Securities Loaned 17,835,648
Subtotal Other Investments $296,158,347
Total Investments at Value $1,948,020,731
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,204,452 9,204,452 – –
Total Asset Derivatives $9,204,452 $9,204,452 $– $–
Liability Derivatives
Futures Contracts 10,923,779 10,923,779 – –
Total Liability Derivatives $10,923,779 $10,923,779 $– $–

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling $42,604,529 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 12 March 2021 $ 1,212,490 $ 28,430
CME E-mini S&P 500 Index 1,198 March 2021 219,090,531 2,850,948
CME E-mini S&P Mid-Cap 400 Index 9 March 2021 2,076,891 25,239
CME Euro Foreign Exchange Currency 688 March 2021 104,600,233 (170,433)
Eurex Euro STOXX 50 Index 2,409 March 2021 101,891,462 (535,892)
ICE mini MSCI EAFE Index 146 March 2021 15,346,901 96,249
ICE US mini MSCI Emerging Markets Index 1,713 March 2021 107,376,879 6,203,586
Total Futures Long Contracts $ 551,595,387 $ 8,498,127
CME E-mini Russell 2000 Index (1,258) March 2021 ( $ 120,050,750) ( $ 10,039,030)
ICE mini MSCI EAFE Index (846) March 2021 (89,307,226) (178,424)
Total Futures Short Contracts ( $ 209,357,976) ($10,217,454)
Total Futures Contracts $ 342,237,411 ($1,719,327)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $54,447 $6,513 $– $71,447 5,852 3.7%
Total Affiliated Registered Investment
Companies 54,447 71,447 3.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 194,477 163,262 150,864 206,875 20,688 10.8
Total Affiliated Short-Term Investments 194,477 206,875 10.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,848 69,448 64,460 17,836 17,836 0.9
Total Collateral Held for Securities Loaned 12,848 17,836 0.9
Total Value $261,772 $296,158

Global Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $10,487 – $514
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (37) 37 – 118
Total Income/Non Income Cash from Affiliated
Investments $632
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 42
Total Affiliated Income from Securities Loaned, Net $42
Total Value $(37) $10,524 $1

Government Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.0% ) Value
Asset-Backed Securities (4.6%)
Arkansas Student Loan Authority
$ 473,821
1.107%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 476,541
ECMC Group Student Loan Trust
403,758
1.280%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
407,928
291,565
1.130%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
294,866
Goodgreen
379,027
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
400,398
Nationstar HECM Loan Trust
368,385
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
368,978
Navient Student Loan Trust
350,291
0.730%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
350,445
92,229
0.880%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
92,295
364,088
1.180%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
371,043
491,419
1.030%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
500,797
New Hampshire Higher Education
Loan Corporation
434,533
1.330%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
444,703
Northstar Education Finance, Inc.
140,678
0.830%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
141,128
Seasoned Loans Structured
Transaction Trust
717,764
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
747,050
SLM Student Loan Trust
155,192
0.530%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
151,538
Total 4,747,710
Collateralized Mortgage Obligations (5.6%)
Cascade Funding Mortgage Trust
335,280
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
335,281
Federal Home Loan Mortgage
Corporation - REMIC
500,000
3.000%,  10/15/2034, Ser.
4369, Class GV 511,747
146,551
2.000%,  1/15/2041, Ser.
4074, Class JA 150,454
484,438
1.750%,  6/15/2042, Ser.
4097, Class QN 494,442
288,918
1.750%,  12/15/2042, Ser.
4141, Class KM 293,944
Principal
Amount Long-Term Fixed Income (99.0%) Value
Collateralized Mortgage Obligations (5.6%) -
continued
$ 300,482
3.000%,  5/15/2045, Ser.
4631, Class PA $ 319,625
292,406
3.000%,  3/15/2047, Ser.
4734, Class JA 308,347
372,011
3.500%,  8/15/2047, Ser.
4860, Class CA 392,207
413,909
2.000%,  9/25/2049, Ser.
4906, Class KE 424,900
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
225,248
3.000%,  7/25/2046, Ser.
2016-SC01, Class 1A
c
229,323
Federal National Mortgage
Association - REMIC
219,297
2.000%,  11/25/2032, Ser.
2012-123, Class BA 229,336
288,707
3.000%,  11/25/2037, Ser.
2013-88, Class EA 291,081
371,423
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 382,116
317,905
3.250%,  6/25/2043, Ser.
2013-60, Class PT 343,204
276,918
3.000%,  3/25/2046, Ser.
2016-66, Class PA 284,604
126,710
3.500%,  12/25/2047, Ser.
2018-41, Class PB 132,683
Seasoned Credit Risk Transfer
Trust
611,902
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
641,728
Total 5,765,022
Commercial Mortgage-Backed Securities (1.4%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
496,186
1.238%,  1/25/2035, Ser.
K-1516, Class A1
c
489,698
312,626
3.000%,  3/15/2045, Ser.
4741, Class GA 323,220
Federal National Mortgage
Association - ACES
71,274
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
71,895
160,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
177,297
FRESB Multifamily Mortgage Pass-
Through Trust
367,017
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,c
385,365
Total 1,447,475
Energy (0.2%)
Petroleos Mexicanos
225,000 2.378%,  4/15/2025 234,116
Total 234,116
Financials (2.5%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
253,368

Government Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Financials (2.5%) - continued
Korea Development Bank
$ 500,000
0.938%,  (LIBOR 3M +
0.705%), 2/27/2022
a
$ 502,656
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
256,857
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 1,031,484
Santander UK plc
300,000 1.625%,  2/12/2023
b
307,575
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
263,793
Total 2,615,733
Foreign Government (2.0%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
256,779
Export Development Canada
500,000 2.500%,  1/24/2023 522,684
Province of British Columbia
Canada
450,000 1.750%,  9/27/2024 472,931
Province of Ontario Canada
250,000 3.400%,  10/17/2023 270,677
Province of Quebec Canada
500,000 2.750%,  4/12/2027 557,793
Total 2,080,864
Mortgage-Backed Securities (35.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
813,001 3.000%,  2/1/2050 873,370
542,751 3.000%,  3/25/2050 571,674
377,259 3.000%,  4/1/2050 397,352
269,762 3.500%,  7/1/2047 288,263
Federal National Mortgage
Association
248,696 3.500%,  10/1/2048 264,170
279,103 3.500%,  8/1/2049 296,851
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,475,000 2.000%,  3/1/2035
d
4,668,627
3,425,000 1.500%,  2/1/2036
d
3,511,963
3,325,000 2.000%,  2/1/2036
d
3,473,976
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,900,000 2.000%,  2/1/2051
d,e
5,060,016
3,900,000 2.500%,  2/1/2051
d
4,109,473
2,150,000 1.500%,  3/1/2051
d
2,157,055
2,300,000 2.000%,  3/1/2051
d,e
2,370,976
6,500,000 2.500%,  3/1/2051
d
6,837,441
292,135 4.000%,  7/1/2048 313,379
Seasoned Credit Risk Transfer
Trust
548,632
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
577,483
461,354
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
476,560
Total 36,248,629
Principal
Amount Long-Term Fixed Income (99.0%) Value
U.S. Government & Agencies (47.6%)
Federal Farm Credit Bank
$ 500,000 2.210%,  8/1/2024 $ 533,583
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 589,783
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 501,173
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 500,944
375,000 0.875%,  8/5/2030 364,332
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 564,538
U.S. Treasury Bonds
1,010,000 1.375%,  8/15/2050 902,530
325,000 2.250%,  11/15/2027 357,805
4,660,000 2.625%,  2/15/2029 5,289,282
5,720,000 1.500%,  2/15/2030 5,967,122
500,000 4.750%,  2/15/2037 742,324
120,000 1.125%,  5/15/2040 109,800
625,000 3.000%,  5/15/2042 776,367
2,205,000 2.500%,  5/15/2046 2,530,582
2,410,000 2.875%,  5/15/2049 2,986,329
U.S. Treasury Bonds, TIPS
527,525 0.500%,  1/15/2028 602,677
366,554 0.875%,  2/15/2047 485,975
U.S. Treasury Notes
925,000 0.125%,  10/31/2022 925,217
250,000 1.375%,  2/15/2023 256,348
375,000 2.500%,  1/31/2024 400,972
2,400,000 2.125%,  11/30/2024 2,568,562
3,000,000 2.875%,  7/31/2025 3,336,680
3,300,000 0.250%,  8/31/2025 3,281,309
1,125,000 2.625%,  1/31/2026 1,246,904
250,000 1.750%,  12/31/2026 267,012
5,500,000 0.500%,  4/30/2027 5,453,164
3,500,000 0.625%,  11/30/2027 3,472,656
U.S. Treasury Notes, TIPS
1,039,699 0.125%,  10/15/2024 1,123,605
2,708,046 0.125%,  10/15/2025 2,968,448
Total 49,106,023
Total Long-Term Fixed Income
(cost $99,286,804) 102,245,572
Shares or
Principal
Amount Short-Term Investments ( 31.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.050%, 3/23/2021
f,g
199,986
Thrivent Core Short-Term Reserve
Fund
3,262,786 0.200% 32,627,863
Total Short-Term Investments
(cost $32,821,273) 32,827,849
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
9 $136.50, expires 2/19/2021 2,109
Put on 30-Yr. U.S. Treasury Bond
Futures

Government Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Contracts Options Purchased (<0.1%) Value
9 $168.00, expires 2/19/2021 $ 9,140
Total Options Purchased
(cost $11,018) 11,249
Total Investments (cost
$132,119,095) 130.8% $135,084,670
Other Assets and Liabilities, Net
(30.8%) (31,792,540)
Total Net Assets 100.0% $103,292,130
a Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $4,601,531 or
4.5% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,747,710 – 4,747,710 –
Collateralized Mortgage Obligations 5,765,022 – 5,765,022 –
Commercial Mortgage-Backed Securities 1,447,475 – 1,447,475 –
Energy 234,116 – 234,116 –
Financials 2,615,733 – 2,615,733 –
Foreign Government 2,080,864 – 2,080,864 –
Mortgage-Backed Securities 36,248,629 – 36,248,629 –
U.S. Government & Agencies 49,106,023 – 49,106,023 –
Short-Term Investments 199,986 – 199,986 –
Options Purchased 11,249 11,249 – –
Subtotal Investments in Securities $102,456,807 $11,249 $102,445,558 $–
Other Investments  * Total
Affiliated Short-Term Investments 32,627,863
Subtotal Other Investments $32,627,863
Total Investments at Value $135,084,670
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Government Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 141,647 141,647 – –
Total Asset Derivatives $141,647 $141,647 $– $–
Liability Derivatives
Futures Contracts 55,195 55,195 – –
Call Options Written 3,609 – – 3,609
Total Liability Derivatives $58,804 $55,195 $– $3,609
The following table presents Government Bond Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling $99,993 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 36 March 2021 $ 7,947,736 $ 7,421
CBOT U.S. Long Bond 8 March 2021 1,396,901 (47,151)
CME Ultra Long Term U.S. Treasury Bond 7 March 2021 1,432,335 696
Total Futures Long Contracts $ 10,776,972 ( $ 39,034)
CBOT 10-Yr. U.S. Treasury Note (61) March 2021 ( $ 8,398,257) $ 39,351
CBOT 5-Yr. U.S. Treasury Note (24) March 2021 (3,012,957) (8,044)
Ultra 10-Yr. U.S. Treasury Note (32) March 2021 (5,016,679) 94,179
Total Futures Short Contracts ( $ 16,427,893) $125,486
Total Futures Contracts ( $ 5,650,921) $86,452
The following table presents Government Bond Fund's options contracts held as of January 29, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 9.00 $ 136.50 February 2021 1,233,281 $ 2,109 ( $ 2,132)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 9.00 168.00 February 2021 1,518,469 9,140 2,363
Total Options Purchased Contracts $11,249 $231
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.38) $ 103.25 February 2021 (387,246) ( $ 551) $ 1,236
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.75) 103.09 March 2021 (773,145) (2,608) 732
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (0.38) 103.23 February 2021 (387,246) (450) 561
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($3,609) $2,529
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Government Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $24,706 $15,743 $7,821 $32,628 3,263 31.6%
Total Affiliated Short-Term Investments 24,706 32,628 31.6
Total Value $24,706 $32,628
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $(7) $7 $– $16
Total Income/Non Income Cash from Affiliated Investments $16
Total $(7) $7 $–

High Income Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 101.3% ) Value
Arizona (2.9%)
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
$ 250,000 7.750%, 7/1/2050, Ser. A
a
$ 269,352
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
224,428
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
100,000 0.010%, 11/15/2052, Ser. A
b
100,000
Total 593,780
California (5.7%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 296,332
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 281,863
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 271,834
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
302,400
Total 1,152,429
Colorado (6.6%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 266,812
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
a
160,198
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 253,451
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health Obligated
Group)
350,000 4.000%, 8/1/2049, Ser. A-2 397,786
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 250,797
Total 1,329,044
Connecticut (1.3%)
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
271,240
Total 271,240
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Delaware (1.2%)
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
$ 230,000 5.000%, 7/1/2040, Ser. A $ 238,837
Total 238,837
Florida (6.7%)
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A
c
269,600
Florida State Higher Educational
Fac. Financing Auth. Rev.
(Ringling College)
300,000 5.000%, 3/1/2049 349,083
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.000%, 10/1/2047, Ser. A 307,965
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 146,421
Polk County, FL Industrial
Development Auth. Rev. (Mineral
Development, LLC)
250,000 5.875%, 1/1/2033, AMT 267,507
Total 1,340,576
Georgia (4.1%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
206,525
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 319,440
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 302,112
Total 828,077
Illinois (5.3%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 296,285
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 164,880
Illinois State G.O.
235,000 5.000%, 12/1/2025, Ser. B 275,079
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
d
79,965

High Income Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Illinois (5.3%) - continued
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
$ 220,000 5.500%, 6/15/2029, Ser. A
d
$ 258,687
Total 1,074,896
Iowa (1.7%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 182,554
150,000 5.000%, 5/15/2043, Ser. A 170,109
Total 352,663
Louisiana (0.6%)
East Baton Rouge Parish, LA
Industrial Development Board
Rev. (ExxonMobil)
128,000 0.010%, 12/1/2051
b
128,000
Total 128,000
Maryland (2.2%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 226,694
Prince George's County, MD (West
Phalia Town Center)
200,000 5.000%, 7/1/2030
a
226,826
Total 453,520
Michigan (3.4%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
d
285,867
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 125,656
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 274,957
Total 686,480
Minnesota (3.6%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 276,498
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 227,648
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 212,392
Total 716,538
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Missouri (3.2%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
$ 200,000
5.000%, 3/1/2046, Ser. B,
AMT $ 243,098
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 152,200
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 239,758
Total 635,056
Montana (1.3%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 263,547
Total 263,547
Nebraska (1.3%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
225,000 5.000%, 11/15/2047 270,889
Total 270,889
Nevada (1.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 262,588
Total 262,588
New Hampshire (2.0%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 404,332
Total 404,332
New Jersey (3.9%)
New Jersey Economic
Development Auth. Rev. (White
Horse Urban Renewal, LLC)
150,000 5.000%, 1/1/2040
a
150,702
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 255,371
Tobacco Settlement Financing
Corporation Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 370,056
Total 776,129
New York (6.5%)
Metropolitan Transportation Auth.
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
b
313,990

High Income Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
New York (6.5%) - continued
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
$ 100,000 0.010%, 6/15/2044
b
$ 100,000
New York City Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
200,000 5.000%, 12/1/2039 251,234
New York City Water & Sewer
System Rev.
100,000
0.010%, 6/15/2048, Ser.
AA-1
b
100,000
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 266,767
New York, NY G.O.
270,000 0.010%, 4/1/2036, Ser. L-3
b
270,000
Total 1,301,991
North Dakota (1.3%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 267,964
Total 267,964
Ohio (3.7%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
300,000 5.000%, 6/1/2055, Ser. B-2 349,566
Franklin County, OH Convention
Fac. Auth. Rev. (Greater
Columbus Convention Center
Hotel)
275,000 5.000%, 12/1/2051 289,545
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 113,640
Total 752,751
Pennsylvania (6.0%)
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 269,127
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
(CarbonLite P, LLC)
250,000 5.750%, 6/1/2036, AMT
*
246,722
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
d
127,488
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 292,748
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Pennsylvania (6.0%) - continued
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
$ 250,000 5.000%, 4/1/2039 $ 264,870
Total 1,200,955
Puerto Rico (2.2%)
Puerto Rico Sales Tax Financing
Corporation Rev.
398,000 4.550%, 7/1/2040, Ser. A-1 445,772
Total 445,772
South Carolina (1.9%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 222,400
South Carolina Jobs Economic
Development Auth. Rev.
(Woodlands at Furman)
155,000 5.000%, 11/15/2054, Ser. A 163,709
Total 386,109
Tennessee (1.8%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 354,501
Total 354,501
Texas (11.7%)
Central Texas Regional Mobility
Auth. Rev.
300,000 5.000%, 1/1/2040, Ser. A 344,331
Harris County Industrial
Development Corporation
Pollution Control Rev. (Exxon)
100,000 0.010%, 3/1/2024
b
100,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 261,222
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 329,559
Port Freeport, TX Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 365,031
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
259,833
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg. (Trinity Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 256,733

High Income Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Texas (11.7%) - continued
Texas Municipal Gas Acquisition &
Supply Corporation III Rev. Refg.
$ 50,000 5.000%, 12/15/2031
c
$ 67,853
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 364,935
Total 2,349,497
Utah (1.4%)
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 278,775
Total 278,775
Virginia (2.7%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
250,000 5.000%, 1/1/2027, AMT 263,473
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 271,623
Total 535,096
Wisconsin (2.6%)
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 261,590
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 259,519
Total 521,109
Wyoming (1.2%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038
c
243,000
Total 243,000
Total Long-Term Fixed Income
(cost $19,117,246) 20,416,141
Principal
Amount Short-Term Investments ( 0.5% )
e
Value
Federal Home Loan Bank Discount
Notes
100,000 0.060%, 3/16/2021
f
99,994
Total Short-Term Investments
(cost $99,993) 99,994
Total Investments
(cost $19,217,239) 101.8% $20,516,135
Other Assets and Liabilities,
Net -1.8% (370,669)
Total Net Assets 100.0% $20,145,466
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $2,071,504 or
10.3% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
High Income Municipal Bond Fund as of January 29, 2021
was $246,722 or 1.22% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 29, 2021.
Security
Acquisition
Date Cost
Pennsylvania Economic
Development Financial
Auth. Solid Waste Disposal
Rev. (CarbonLite P, LLC),
6/1/2036 6/13/2019 $ 250,000
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
Rev. - Revenue
Ser. - Series

High Income Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 3,305,869 – 3,305,869 –
Electric Revenue 302,112 – 302,112 –
General Obligation 841,364 – 841,364 –
Health Care 4,905,124 – 4,905,124 –
Housing Finance 536,084 – 536,084 –
Industrial Development Revenue 1,103,475 – 1,103,475 –
Other Revenue 2,741,076 – 2,741,076 –
Tax Revenue 1,300,795 – 1,300,795 –
Transportation 4,345,253 – 4,345,253 –
Water & Sewer 1,034,989 – 1,034,989 –
Short-Term Investments 99,994 – 99,994 –
Total Investments at Value $20,516,135 $– $20,516,135 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 25,689 25,689 – –
Total Asset Derivatives $25,689 $25,689 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$99,994 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (5) March 2021 ( $ 869,283) $ 25,689
Total Futures Short Contracts ( $ 869,283) $25,689
Total Futures Contracts ( $ 869,283) $25,689

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.3% )
a
Value
Capital Goods (0.9%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,334,757
3.381%,  (LIBOR 1M +
3.250%), 4/3/2024
b
$ 2,288,552
Navistar, Inc., Term Loan
3,664,445
3.630%,  (LIBOR 1M +
3.500%), 11/6/2024
b
3,656,200
Vertiv Group Corporation, Term
Loan
1,717,025
3.144%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,718,055
Total 7,662,807
Consumer Cyclical (0.9%)
Cengage Learning, Inc., Term
Loan
3,608,740
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
3,463,957
Golden Nugget, LLC, Term Loan
1,199,838
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,173,970
Staples, Inc., Term Loan
3,257,820
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
3,184,519
Total 7,822,446
Consumer Non-Cyclical (0.8%)
Bellring Brands, LLC, Term Loan
3,143,035
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
3,168,180
Endo International plc, Term Loan
3,114,409
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
3,087,158
Total 6,255,338
Energy (0.1%)
Chesapeake Energy Corporation,
Term Loan
975,000
0.000%,  (LIBOR 3M +
8.000%), 6/23/2024
b,c
1,182,626
Total 1,182,626
Technology (0.6%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,420,000
3.711%,  (LIBOR 2M +
3.500%), 8/21/2026
b,d,e
2,357,225
Rackspace Technology Global,
Inc., Term Loan
2,912,455
4.000%,  (LIBOR 1M +
3.000%), 11/3/2023
b
2,910,824
Total 5,268,049
Total Bank Loans
(cost $27,609,522) 28,191,266
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Basic Materials (5.9%)
Alcoa, Inc.
1,495,000 5.125%,  10/1/2024 1,644,664
Big River Steel, LLC
1,460,000 6.625%,  1/31/2029
f
1,568,018
Principal
Amount Long-Term Fixed Income (93.3%) Value
Basic Materials (5.9%) - continued
Cleveland-Cliffs, Inc.
$ 3,745,000 5.750%,  3/1/2025
g
$ 3,829,262
1,750,000 9.875%,  10/17/2025
f
2,057,790
First Quantum Minerals, Ltd.
3,955,000 7.250%,  4/1/2023
f
4,039,558
1,960,000 6.875%,  3/1/2026
f
2,040,850
Freeport-McMoRan, Inc.
1,265,000 4.125%,  3/1/2028 1,330,527
3,310,000 4.250%,  3/1/2030 3,588,239
1,215,000 5.450%,  3/15/2043 1,518,750
Grinding Media, Inc.
3,080,000 7.375%,  12/15/2023
f
3,141,600
INEOS Quattro Finance 2 plc
605,000 3.375%,  1/15/2026
f
607,269
Kraton Polymers, LLC
1,300,000 4.250%,  12/15/2025
f
1,306,500
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,469,081
480,000 5.125%,  2/1/2029
f
488,400
Methanex Corporation
1,753,000 4.250%,  12/1/2024 1,836,268
2,440,000 5.125%,  10/15/2027 2,549,800
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*, c,h
5,009
Norbord, Inc.
1,430,000 5.750%,  7/15/2027
f
1,535,463
Novelis Corporation
2,130,000 5.875%,  9/30/2026
f
2,231,175
2,010,000 4.750%,  1/30/2030
f
2,110,500
OCI NV
3,170,000 4.625%,  10/15/2025
f
3,280,395
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,621,500
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
e,f
2,410,925
Venator Finance SARL
1,950,000 5.750%,  7/15/2025
f
1,925,625
Total 49,137,168
Capital Goods (9.9%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,989
0.000%,PIK 1.500%,
4/26/2024
*, i
51,750
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
f
2,483,900
AECOM
3,005,000 5.125%,  3/15/2027 3,361,693
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
f
1,978,125
2,370,000 4.625%,  5/15/2030
f
2,485,537
Arconic Rolled Products
Corporation
1,100,000 6.125%,  2/15/2028
f
1,179,667
Arconic , Inc.
1,495,000 5.900%,  2/1/2027 1,740,225
ARD Finance SA
2,000,000 6.500%,  6/30/2027
f
2,102,500
Ardagh Packaging Finance plc
5,005,000 5.250%,  8/15/2027
f
5,187,883
Berry Global, Inc.
1,610,000 4.500%,  2/15/2026
f,g
1,642,119

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Capital Goods (9.9%) - continued
Bombardier, Inc.
$ 2,555,000 7.500%,  3/15/2025
f
$ 2,392,119
1,950,000 7.875%,  4/15/2027
f
1,800,181
BWAY Holding Company
2,895,000 7.250%,  4/15/2025
f
2,864,603
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
f
3,168,200
Cornerstone Building Brands, Inc.
2,430,000 6.125%,  1/15/2029
f
2,539,350
Covanta Holding Corporation
940,000 6.000%,  1/1/2027 981,877
970,000 5.000%,  9/1/2030 1,018,500
CP Atlas Buyer, Inc.
1,450,000 7.000%,  12/1/2028
f
1,506,188
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,389,850
Flex Acquisition Company, Inc.
2,995,000 6.875%,  1/15/2025
f
3,043,669
700,000 7.875%,  7/15/2026
f
726,040
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
f,g
3,846,150
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
f
4,478,175
Howmet Aerospace, Inc.
2,000,000 6.875%,  5/1/2025 2,330,000
IAA Spinco , Inc.
1,100,000 5.500%,  6/15/2027
f
1,155,110
Jeld-Wen , Inc.
1,100,000 6.250%,  5/15/2025
f
1,179,750
2,430,000 4.875%,  12/15/2027
f
2,551,500
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
f
3,081,600
Reynolds Group Issuer, Inc.
79,000 5.125%,  7/15/2023
f
79,980
SRM Escrow Issuer, LLC
2,435,000 6.000%,  11/1/2028
f
2,558,698
Stericycle, Inc.
485,000 3.875%,  1/15/2029
f
498,338
Summit Materials, LLC
1,000,000 5.250%,  1/15/2029
f
1,052,500
TransDigm , Inc.
4,255,000 6.250%,  3/15/2026
f
4,500,514
610,000 4.625%,  1/15/2029
f
605,809
U.S. Concrete, Inc.
2,440,000 5.125%,  3/1/2029
f
2,491,862
United Rentals North America, Inc.
3,960,000 5.875%,  9/15/2026 4,172,652
1,710,000 3.875%,  2/15/2031 1,782,675
WESCO Distribution, Inc.
1,220,000 7.250%,  6/15/2028
f
1,370,505
Total 83,379,794
Communications Services (14.8%)
AMC Networks, Inc.
2,420,000 4.250%,  2/15/2029
e
2,409,134
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
f
3,525,632
3,760,000 4.750%,  3/1/2030
f
3,999,587
4,605,000 4.500%,  8/15/2030
f
4,849,618
CCOH Safari, LLC
3,180,000 5.750%,  2/15/2026
f
3,281,124
Principal
Amount Long-Term Fixed Income (93.3%) Value
Communications Services (14.8%) - continued
Cengage Learning, Inc.
$ 1,495,000 9.500%,  6/15/2024
f
$ 1,468,837
CSC Holdings, LLC
2,905,000 4.625%,  12/1/2030
f
2,963,100
Cumulus Media New Holdings,
Inc.
2,208,000 6.750%,  7/1/2026
f
2,241,120
DISH DBS Corporation
1,700,000 7.375%,  7/1/2028 1,770,125
Embarq Corporation
4,975,000 7.995%,  6/1/2036 6,096,066
Entercom Media Corporation
3,415,000 6.500%,  5/1/2027
f
3,500,375
Front Range BidCo , Inc.
1,540,000 4.000%,  3/1/2027
f
1,544,343
2,020,000 6.125%,  3/1/2028
f
2,101,138
Frontier Communications
Corporation
1,945,000 5.000%,  5/1/2028
f
2,016,722
GCI, LLC
3,040,000 4.750%,  10/15/2028
f
3,168,258
LCPR Senior Secured Financing
DAC
3,700,000 6.750%,  10/15/2027
f
3,978,351
Level 3 Financing, Inc.
5,080,000 5.375%,  5/1/2025 5,218,176
1,600,000 5.250%,  3/15/2026 1,649,920
Lions Gate Capital Holdings, LLC
1,950,000 5.875%,  11/1/2024
f
1,990,229
Meredith Corporation
2,410,000 6.875%,  2/1/2026
g
2,436,872
Netflix, Inc.
2,925,000 4.875%,  4/15/2028 3,423,917
Nielsen Finance, LLC
1,705,000 5.625%,  10/1/2028
f
1,822,082
SBA Communications Corporation
2,540,000 3.125%,  2/1/2029
f
2,533,650
Scripps Escrow II, Inc.
2,425,000 5.375%,  1/15/2031
f
2,449,250
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
f
2,282,418
SFR Group SA
2,450,000 7.375%,  5/1/2026
f
2,562,578
Sinclair Television Group, Inc.
1,430,000 5.875%,  3/15/2026
f
1,465,750
730,000 5.125%,  2/15/2027
f
737,300
Sirius XM Radio, Inc.
3,200,000 4.625%,  7/15/2024
f
3,308,672
2,915,000 4.125%,  7/1/2030
f
3,003,587
Sprint Capital Corporation
1,955,000 6.875%,  11/15/2028 2,509,731
1,705,000 8.750%,  3/15/2032 2,604,388
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,285,438
7,760,000 7.625%,  2/15/2025 9,273,200
TEGNA, Inc.
2,925,000 4.625%,  3/15/2028
f
2,961,168
Terrier Media Buyer, Inc.
1,510,000 8.875%,  12/15/2027
f
1,632,688
United States Cellular Corporation
2,626,000 6.700%,  12/15/2033 3,394,354
Univision Communications, Inc.
4,380,000 6.625%,  6/1/2027
f
4,609,950

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Communications Services (14.8%) - continued
Urban One, Inc.
$ 605,000 7.375%,  2/1/2028
f
$ 611,268
VTR Comunicaciones SPA
980,000 5.125%,  1/15/2028
f
1,045,454
YPSO Finance BIS SA
2,540,000 10.500%,  5/15/2027
f
2,847,975
Ziggo BV
3,415,000 5.500%,  1/15/2027
f
3,559,813
3,280,000 4.875%,  1/15/2030
f
3,437,784
Total 124,571,142
Consumer Cyclical (18.4%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
f
3,580,200
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
f
1,569,308
Allison Transmission, Inc
3,890,000 3.750%,  1/30/2031
f
3,868,527
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
g
2,034,567
Argos Merger Sub, Inc.
1,695,000 7.125%,  3/15/2023
f
1,699,153
Brookfield Residential Properties,
Inc.
3,260,000 6.250%,  9/15/2027
f
3,439,300
Carnival Corporation
1,460,000 11.500%,  4/1/2023
f
1,656,501
240,000 10.500%,  2/1/2026
f
278,400
1,945,000 7.625%,  3/1/2026
f
2,056,837
Cedar Fair, LP
2,500,000 5.250%,  7/15/2029 2,502,275
Colt Merger Sub, Inc.
4,890,000 6.250%,  7/1/2025
f
5,153,644
Dana Financing Luxembourg
SARL
3,575,000 6.500%,  6/1/2026
f
3,718,000
Empire Communities Corporation
1,815,000 7.000%,  12/15/2025
f
1,916,095
Expedia Group, Inc.
2,300,000 6.250%,  5/1/2025
f
2,659,223
Ford Motor Company
1,000,000 9.625%,  4/22/2030 1,417,189
5,360,000 7.450%,  7/16/2031 6,847,400
Ford Motor Credit Company, LLC
3,400,000 5.125%,  6/16/2025 3,692,400
2,490,000 4.134%,  8/4/2025 2,614,786
3,400,000 3.375%,  11/13/2025 3,455,930
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
f,g
523,125
Hanesbrands, Inc.
2,995,000 4.875%,  5/15/2026
f
3,242,087
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
f
4,933,656
Hilton Domestic Operating
Company, Inc.
1,460,000 3.750%,  5/1/2029
f
1,482,842
1,950,000 4.875%,  1/15/2030 2,101,954
1,460,000 4.000%,  5/1/2031
f
1,500,041
International Game Technology plc
1,500,000 6.250%,  1/15/2027
f
1,713,750
550,000 5.250%,  1/15/2029
f
587,125
Principal
Amount Long-Term Fixed Income (93.3%) Value
Consumer Cyclical (18.4%) - continued
KAR Auction Services, Inc.
$ 2,430,000 5.125%,  6/1/2025
f
$ 2,493,788
KB Home
1,870,000 6.875%,  6/15/2027 2,201,925
1,990,000 4.800%,  11/15/2029 2,191,905
L Brands, Inc.
1,220,000 6.875%,  7/1/2025
f
1,328,514
1,455,000 5.250%,  2/1/2028 1,536,917
2,190,000 6.625%,  10/1/2030
f
2,451,541
970,000 6.875%,  11/1/2035 1,124,511
Landry's, Inc.
1,385,000 6.750%,  10/15/2024
f
1,388,185
Lennar Corporation
1,370,000 4.500%,  4/30/2024 1,508,028
1,510,000 4.750%,  5/30/2025 1,722,321
Levi Strauss & Company
4,200,000 5.000%,  5/1/2025 4,311,720
Live Nation Entertainment, Inc.
1,455,000 3.750%,  1/15/2028
f
1,468,037
Marriott International
1,000,000 4.625%,  6/15/2030 1,144,379
Mattamy Group Corporation
3,515,000 5.250%,  12/15/2027
f
3,699,538
1,300,000 4.625%,  3/1/2030
f
1,348,750
New Red Finance, Inc.
2,200,000 4.000%,  10/15/2030
f
2,183,500
PetSmart, Inc.
2,360,000 7.750%,  2/15/2029 2,448,500
PGT Escrow Issuer, Inc.
2,805,000 6.750%,  8/1/2026
f
2,976,806
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
f
4,959,444
2,730,000 3.375%,  8/31/2027
f
2,694,619
1,050,000 6.250%,  1/15/2028
f
1,118,250
Real Hero Merger Sub 2, Inc.
1,070,000 6.250%,  2/1/2029
f
1,097,713
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
f
2,966,731
Royal Caribbean Cruises, Ltd.
2,435,000 9.125%,  6/15/2023
f
2,626,756
485,000 3.700%,  3/15/2028 423,163
Scientific Games International, Inc.
2,350,000 5.000%,  10/15/2025
f
2,420,688
2,700,000 7.250%,  11/15/2029
f
2,909,250
SeaWorld Parks and
Entertainment, Inc.
1,950,000 9.500%,  8/1/2025
f
2,091,375
Service Corporation International
970,000 3.375%,  8/15/2030 984,550
Service Properties Trust
2,925,000 7.500%,  9/15/2025 3,292,806
Six Flags Entertainment
Corporation
1,565,000 4.875%,  7/31/2024
f
1,553,263
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
f
1,077,500
Staples, Inc.
2,725,000 7.500%,  4/15/2026
f
2,779,745
Stars Group Holdings BV
2,300,000 7.000%,  7/15/2026
f
2,412,125
Tenneco, Inc.
970,000 5.000%,  7/15/2026
g
894,825

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Consumer Cyclical (18.4%) - continued
$ 1,100,000 7.875%,  1/15/2029
f
$ 1,237,506
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
f
1,569,500
Wyndham Destinations, Inc.
2,670,000 6.625%,  7/31/2026
f
2,981,856
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
f
1,474,600
Yum! Brands, Inc.
1,910,000 5.250%,  6/1/2026
f
1,979,238
630,000 4.750%,  1/15/2030
f
675,675
Total 153,994,358
Consumer Non-Cyclical (13.7%)
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
f
1,919,020
4,230,000 5.875%,  2/15/2028
f
4,562,140
2,600,000 3.500%,  3/15/2029
f
2,567,500
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
f
3,384,535
1,975,000 7.250%,  5/30/2029
f
2,199,656
625,000 5.250%,  1/30/2030
f
645,350
1,460,000 5.250%,  2/15/2031
f
1,501,574
Centene Corporation
1,970,000 5.375%,  6/1/2026
f
2,060,522
1,450,000 4.250%,  12/15/2027 1,533,933
1,705,000 4.625%,  12/15/2029 1,890,342
2,190,000 3.375%,  2/15/2030 2,294,025
Community Health Systems, Inc.
1,455,000 5.625%,  3/15/2027
f
1,527,750
2,905,000 6.875%,  4/15/2029
e,f
2,937,681
1,455,000 4.750%,  2/15/2031
e,f
1,455,000
Cooke Omega Investments, Inc.
2,445,000 8.500%,  12/15/2022
f
2,515,294
DaVita, Inc.
3,910,000 4.625%,  6/1/2030
f
4,106,751
1,950,000 3.750%,  2/15/2031
f
1,934,156
Dole Food Company, Inc.
2,915,000 7.250%,  6/15/2025
f
3,009,738
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
f
1,561,806
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 3,316,381
Energizer Holdings, Inc.
3,560,000 4.750%,  6/15/2028
f
3,710,232
HCA, Inc.
3,495,000 5.375%,  2/1/2025 3,923,976
1,970,000 5.875%,  2/1/2029 2,346,457
Herbalife Nutrition, Ltd.
2,180,000 7.875%,  9/1/2025
f
2,376,200
Illumina, Inc.
2,435,000 9.000%,  7/1/2028
f
2,714,295
JBS Investments II GmbH
2,440,000 5.750%,  1/15/2028
f
2,586,595
Kraft Heinz Foods Company
2,620,000 3.875%,  5/15/2027 2,868,416
2,490,000 3.750%,  4/1/2030 2,672,865
2,440,000 4.875%,  10/1/2049 2,760,783
Mattel, Inc.
1,025,000 5.875%,  12/15/2027
f
1,130,298
1,268,000 5.450%,  11/1/2041 1,401,140
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
f
1,427,499
Principal
Amount Long-Term Fixed Income (93.3%) Value
Consumer Non-Cyclical (13.7%) - continued
MPH Acquisition Holdings, LLC
$ 1,460,000 5.750%,  11/1/2028
f,g
$ 1,447,225
Ortho-Clinical Diagnostics, Inc.
2,480,000 7.250%,  2/1/2028
f
2,653,600
Par Pharmaceutical, Inc.
2,450,000 7.500%,  4/1/2027
f
2,641,884
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
f
3,112,720
Simmons Foods, Inc.
1,685,000 5.750%,  11/1/2024
f
1,733,444
Spectrum Brands, Inc.
3,200,000 5.750%,  7/15/2025 3,298,560
820,000 5.000%,  10/1/2029
f
867,812
730,000 5.500%,  7/15/2030
f
784,750
Syneos Health, Inc.
970,000 3.625%,  1/15/2029
f
969,709
Tenet Healthcare Corporation
7,470,000 4.875%,  1/1/2026
f
7,792,181
3,960,000 5.125%,  11/1/2027
f
4,173,286
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,532,206
United Natural Foods, Inc.
2,430,000 6.750%,  10/15/2028
f,g
2,569,725
VRX Escrow Corporation
3,075,000 6.125%,  4/15/2025
f
3,150,522
Total 114,569,534
Energy (11.7%)
Antero Midstream Partners, LP
485,000 5.375%,  9/15/2024 483,787
485,000 5.750%,  3/1/2027
f
483,697
Antero Resources Corporation
1,590,000 5.625%,  6/1/2023
g
1,572,112
1,215,000 8.375%,  7/15/2026
f
1,282,083
Apache Corporation
380,000 4.625%,  11/15/2025 389,500
1,465,000 4.375%,  10/15/2028
g
1,458,613
2,200,000 5.100%,  9/1/2040 2,227,632
Archrock Partners, LP
970,000 6.250%,  4/1/2028
f
990,612
Blue Racer Midstream, LLC
2,000,000 7.625%,  12/15/2025
f
2,116,260
Buckeye Partners, LP
2,425,000 4.125%,  12/1/2027 2,480,896
1,530,000 4.500%,  3/1/2028
f
1,580,368
Cenovus Energy, Inc.
1,220,000 5.375%,  7/15/2025 1,378,516
Centennial Resource Production,
LLC
2,675,000 5.375%,  1/15/2026
f
2,247,000
Cheniere Energy Partners, LP
2,655,000 5.625%,  10/1/2026 2,762,129
5,515,000 4.500%,  10/1/2029 5,928,625
CNX Resources Corporation
1,945,000 6.000%,  1/15/2029
f
2,010,060
Comstock Resources, Inc.
1,460,000 9.750%,  8/15/2026 1,554,900
Continental Resources, Inc.
293,000 4.500%,  4/15/2023 300,718
2,430,000 5.750%,  1/15/2031
f
2,630,475
Crestwood Midstream Partners, LP
725,000 6.000%,  2/1/2029
f
698,418

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Energy (11.7%) - continued
CrownRock Finance, Inc.
$ 1,710,000 5.625%,  10/15/2025
f
$ 1,701,698
Enagas SA
2,475,000 5.500%,  1/15/2028
f
2,450,250
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
f
1,046,762
980,000 5.750%,  1/30/2028
f
1,038,800
EnLink Midstream Partners, LP
2,665,000 5.600%,  4/1/2044 2,138,662
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
f
2,420,453
EQM Midstream Partners, LP
970,000 4.500%,  1/15/2029
f
936,263
2,435,000 6.500%,  7/15/2048 2,323,477
EQT Corporation
975,000 3.900%,  10/1/2027 1,012,781
610,000 5.000%,  1/15/2029 663,375
Genesis Energy, LP
970,000 6.500%,  10/1/2025 897,541
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
f
3,329,292
Hilcorp Energy I, LP
485,000 6.250%,  11/1/2028
f
511,675
MEG Energy Corporation
1,220,000 6.500%,  1/15/2025
f
1,256,722
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,392,775
Newfield Exploration Company
2,430,000 5.375%,  1/1/2026 2,654,856
NGL Energy Partners, LP
845,000 7.500%,  2/1/2026
e,f
856,619
1,455,000 7.500%,  4/15/2026 1,125,370
Noble Holding International, Ltd.
2,790,000 7.750%,  1/15/2024
c,h
55,800
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 514,100
730,000 6.375%,  10/1/2030 803,913
Occidental Petroleum Corporation
1,097,000 2.700%,  8/15/2022 1,099,973
1,710,000 2.700%,  2/15/2023 1,689,352
1,655,000 3.450%,  7/15/2024 1,588,800
1,600,000 3.500%,  6/15/2025 1,552,000
1,955,000 8.000%,  7/15/2025
g
2,209,639
1,955,000 8.875%,  7/15/2030
g
2,454,991
2,445,000 4.300%,  8/15/2039 2,139,375
1,150,000 4.625%,  6/15/2045 1,002,671
2,445,000 4.400%,  4/15/2046 2,153,483
Pacific Drilling First Lien Escrow
Issuer, Ltd.
1,885,000 8.375%,  10/1/2023
c,f,h
494,813
Pacific Drilling Second Lien
Escrow Issuer, Ltd.
596,442
0.000%,PIK 12.000%,
4/1/2024
*, c,h,i
2,982
Precision Drilling Corporation
1,060,000 7.750%,  12/15/2023 1,056,025
Range Resources Corporation
1,695,000 8.250%,  1/15/2029
f
1,779,750
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
c,h,j
3
Southwestern Energy Company
2,055,000 7.500%,  4/1/2026 2,147,064
Principal
Amount Long-Term Fixed Income (93.3%) Value
Energy (11.7%) - continued
Sunoco, LP
$ 1,010,000 5.500%,  2/15/2026 $ 1,037,957
975,000 4.500%,  5/15/2029
f
996,552
Targa Resources Partners, LP
1,040,000 5.125%,  2/1/2025 1,068,184
2,440,000 4.875%,  2/1/2031
f
2,546,140
Transocean Pontus, Ltd.
362,700 6.125%,  8/1/2025
f
335,498
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
f
2,006,183
Valaris plc
3,255,000 4.750%,  1/15/2024
c,h
292,950
W&T Offshore, Inc.
1,710,000 9.750%,  11/1/2023
f
1,352,148
WPX Energy, Inc.
820,000 5.250%,  10/15/2027 864,329
2,320,000 4.500%,  1/15/2030 2,455,720
Total 98,034,167
Financials (8.6%)
Ally Financial, Inc.
3,900,000 5.750%,  11/20/2025 4,540,540
CANPACK SA
1,000,000 3.125%,  11/1/2025
f
1,016,250
Chobani , LLC
1,945,000 4.625%,  11/15/2028
f
1,983,900
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
f
1,459,050
1,980,000 6.625%,  3/15/2026 2,098,800
Diversified Healthcare Trust
850,000 4.750%,  2/15/2028 850,000
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
f
4,533,826
ESH Hospitality, Inc.
2,440,000 4.625%,  10/1/2027
f
2,494,851
Fortress Transportation
1,500,000 6.500%,  10/1/2025
f
1,552,500
Global Aircraft Leasing Company,
Ltd.
1,543,450
0.000%,PIK 7.250%,
9/15/2024
f,i
1,381,388
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
f
4,072,871
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,587,812
2,480,000 6.250%,  5/15/2026 2,620,338
3,045,000 5.250%,  5/15/2027 3,197,311
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,522,036
MPT Operating Partnership, LP
2,450,000 4.625%,  8/1/2029 2,620,202
5,000,000 3.500%,  3/15/2031 5,046,625
Nationstar Mortgage Holdings,
Inc.
2,430,000 5.125%,  12/15/2030
f
2,521,125
OneMain Finance Corporation
4,600,000 4.000%,  9/15/2030 4,633,166
Park Aerospace Holdings, Ltd.
3,915,000 4.500%,  3/15/2023
f
4,115,458
Service Properties Trust
975,000 4.500%,  6/15/2023 981,337

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.3%) Value
Financials (8.6%) - continued
Springleaf Finance Corporation
$ 720,000 7.125%,  3/15/2026 $ 842,400
2,010,000 6.625%,  1/15/2028 2,346,675
Synchrony Financial
3,920,000 3.950%,  12/1/2027 4,379,328
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
f
1,096,498
470,000 8.500%,  8/15/2027
f
510,547
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
f
1,086,068
2,010,000 3.750%,  2/15/2027
f
2,042,663
1,050,000 4.625%,  12/1/2029
f
1,118,250
2,010,000 4.125%,  8/15/2030
f
2,091,666
Total 72,343,481
Foreign Government (0.1%)
NOVA Chemicals Corporation
1,055,000 5.250%,  8/1/2023
f
1,057,638
Total 1,057,638
Technology (4.9%)
Black Knight InfoServ , LLC
730,000 3.625%,  9/1/2028
f
738,724
CDW, LLC
1,500,000 4.125%,  5/1/2025 1,554,375
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
f
2,759,147
CommScope , Inc.
2,485,000 5.500%,  3/1/2024
f
2,549,946
1,470,000 7.125%,  7/1/2028
f
1,564,088
Crowdstrike Holdings, Inc.
970,000 3.000%,  2/15/2029 981,519
Diamond Sports Group, LLC
4,030,000 6.625%,  8/15/2027
f,g
2,559,050
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
f
3,629,909
610,000 5.000%,  7/15/2028
f
641,073
980,000 5.250%,  7/15/2030
f
1,038,800
NCR Corporation
1,910,000 8.125%,  4/15/2025
f
2,091,450
3,960,000 5.750%,  9/1/2027
f
4,151,644
Presidio Holdings, Inc.
480,000 8.250%,  2/1/2028
f
533,400
PTC, Inc.
360,000 3.625%,  2/15/2025
f
369,000
1,055,000 4.000%,  2/15/2028
f
1,097,200
Qorvo , Inc.
2,485,000 4.375%,  10/15/2029 2,711,756
490,000 3.375%,  4/1/2031
f
501,025
Rackspace Technology Global,
Inc.
1,180,000 5.375%,  12/1/2028
f
1,230,150
Seagate HDD Cayman
1,175,000 4.091%,  6/1/2029
f
1,222,975
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
f
1,042,500
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
f
4,225,450
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
f
2,614,144
Principal
Amount Long-Term Fixed Income (93.3%) Value
Technology (4.9%) - continued
Unisys Corporation
$ 1,460,000 6.875%,  11/1/2027
f
$ 1,616,950
Total 41,424,275
Transportation (2.0%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,497,589
Delta Air Lines, Inc.
2,690,000 7.000%,  5/1/2025
f
3,119,291
1,460,000 4.750%,  10/20/2028
f
1,617,882
Mileage Plus Holdings, LLC
1,590,000 6.500%,  6/20/2027
f
1,739,063
Spirit Loyalty Cayman, Ltd.
750,000 8.000%,  9/20/2025
f
850,875
XPO Logistics, Inc.
2,430,000 6.125%,  9/1/2023
f
2,469,488
1,970,000 6.750%,  8/15/2024
f
2,083,472
2,200,000 6.250%,  5/1/2025
f
2,362,250
Total 16,739,910
Utilities (3.3%)
Calpine Corporation
4,145,000 4.500%,  2/15/2028
f
4,257,744
GFL Environmental, Inc.
564,000 8.500%,  5/1/2027
f
623,572
NextEra Energy Operating
Partners, LP
5,010,000 3.875%,  10/15/2026
f
5,364,583
NRG Energy, Inc.
1,420,000 7.250%,  5/15/2026 1,488,856
1,215,000 3.375%,  2/15/2029
f
1,242,823
1,270,000 5.250%,  6/15/2029
f
1,397,000
1,215,000 3.625%,  2/15/2031
f
1,263,600
PG&E Corporation
730,000 5.000%,  7/1/2028 783,191
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,924,213
Talen Energy Supply, LLC
1,860,000 6.500%,  6/1/2025 1,477,547
1,510,000 7.250%,  5/15/2027
f
1,596,825
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
f
2,398,500
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
f
3,063,600
Total 27,882,054
Total Long-Term Fixed Income
(cost $753,569,635) 783,133,521
Shares
Collateral Held for Securities
Loaned ( 2.4% ) Value
19,989,384 Thrivent Cash Management Trust 19,989,384
Total Collateral Held for
Securities Loaned
(cost $19,989,384) 19,989,384
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
82,373 Bank of America Corporation,
5.000%
k
2,210,068
480 Bank of America Corporation,
Convertible, 7.250%
k
702,134

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.8%) Value
Financials (0.8%) - continued
59,240 J.P. Morgan Chase & Company,
4.750%
k
$ 1,552,088
1,476 Wells Fargo & Company,
Convertible, 7.500%
k
2,131,344
Total 6,595,634
Total Preferred Stock
(cost $6,075,831) 6,595,634
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
955,857
Total 955,857
Energy (<0.1%)
4,921 California Resources Corporation
l
113,626
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
44,480
975 Vantage Drilling International
l
1,462
Total 159,568
Total Common Stock
(cost $3,590,220) 1,115,425
Shares or
Principal
Amount Short-Term Investments ( 2.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.078%, 3/5/2021
m,n
199,991
200,000 0.080%, 4/7/2021
m,n
199,975
Thrivent Core Short-Term Reserve
Fund
2,237,774 0.200% 22,377,743
U.S. Treasury Bills
700,000 0.067%, 2/4/2021
m
699,998
Total Short-Term Investments
(cost $23,455,912) 23,477,707
Total Investments (cost
$834,290,504) 102.7% $862,502,937
Other Assets and Liabilities, Net
(2.7%) (22,845,435)
Total Net Assets 100.0% $839,657,502
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c In bankruptcy.  Interest is not being accrued.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $508,927,551 or
60.6% of total net assets.
g All or a portion of the security is on loan.
h Defaulted security.  Interest is not being accrued.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 29, 2021.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of January 29, 2021 was $59,741 or 0.01% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 29, 2021.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489
Pacific Drilling Second Lien
Escrow Issuer, Ltd.,
4/1/2024 9/12/2018 596,442
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 17,522,720
Total lending $17,522,720
Gross amount payable upon return of
collateral for securities loaned $19,989,384
Net amounts due to counterparty
$2,466,664
Definitions:
PIK - Payment-In-Kind

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 7,662,807 – 7,662,807 –
Consumer Cyclical 7,822,446 – 7,822,446 –
Consumer Non-Cyclical 6,255,338 – 6,255,338 –
Energy 1,182,626 – 1,182,626 –
Technology 5,268,049 – 5,268,049 –
Long-Term Fixed Income
Basic Materials 49,137,168 – 49,137,168 –
Capital Goods 83,379,794 – 83,379,794 –
Communications Services 124,571,142 – 124,571,142 –
Consumer Cyclical 153,994,358 – 153,994,358 –
Consumer Non-Cyclical 114,569,534 – 114,569,534 –
Energy 98,034,167 – 98,034,164 3
Financials 72,343,481 – 72,343,481 –
Foreign Government 1,057,638 – 1,057,638 –
Technology 41,424,275 – 41,424,275 –
Transportation 16,739,910 – 16,739,910 –
Utilities 27,882,054 – 27,882,054 –
Preferred Stock
Financials 6,595,634 6,595,634 – –
Common Stock
Communications Services 955,857 – 955,857 –
Energy 159,568 159,568 – –
Short-Term Investments 1,099,964 – 1,099,964 –
Subtotal Investments in Securities $820,135,810 $6,755,202 $813,380,605 $3
Other Investments  * Total
Affiliated Short-Term Investments 22,377,743
Collateral Held for Securities Loaned 19,989,384
Subtotal Other Investments $42,367,127
Total Investments at Value $862,502,937
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 18,264 18,264 – –
Total Asset Derivatives $18,264 $18,264 $– $–

High Yield Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling $299,970 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (144) March 2021 ( $ 19,750,764) $ 18,264
Total Futures Short Contracts ( $ 19,750,764) $18,264
Total Futures Contracts ( $ 19,750,764) $18,264
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $28,175 $72,375 $78,172 $22,378 2,238 2.7%
Total Affiliated Short-Term Investments 28,175 22,378 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,075 21,745 22,831 19,989 19,989 2.4
Total Collateral Held for Securities Loaned 21,075 19,989 2.4
Total Value $49,250 $42,367
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $16
Total Income/Non Income Cash from Affiliated Investments $16
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 6
Total Affiliated Income from Securities Loaned, Net $6
Total $– $– $1

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.5% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 58,500
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 58,061
Total 58,061
Communications Services (0.2%)
Altice France SA, Term Loan
125,125
2.871%,  (LIBOR 1M +
2.750%), 7/31/2025
b
123,457
Coral-US Co-Borrower, LLC, Term
Loan
265,000
2.371%,  (LIBOR 1M +
2.250%), 1/31/2028
b
263,511
Eagle Broadband Investments,
LLC, Term Loan
425,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
426,683
GCI, LLC, Term Loan
423,938
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
423,408
HCP Acquisition, LLC, Term Loan
212,724
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
213,028
Radiate Holdco, LLC, Term Loan
385,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
384,680
TNS, Inc., Term Loan
204,367
4.130%,  (LIBOR 1M +
4.000%), 8/14/2022
b
204,495
Virgin Media Bristol, LLC, Term
Loan
310,000
2.627%,  (LIBOR 1M +
2.500%), 1/31/2028
b
308,320
WideOpenWest Finance, LLC,
Term Loan
78,954
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
78,708
Total 2,426,290
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
366,700
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
363,187
LCPR Loan Financing, LLC, Term
Loan
295,000
5.127%,  (LIBOR 1M +
5.000%), 10/15/2026
b
297,304
Scientific Games International,
Inc., Term Loan
534,875
2.871%,  (LIBOR 1M +
2.750%), 8/14/2024
b
525,183
Stars Group Holdings BV, Term
Loan
83,913
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
84,099
Tenneco, Inc., Term Loan
279,288
3.121%,  (LIBOR 1M +
3.000%), 10/1/2025
b
275,726
Total 1,545,499
Principal
Amount Bank Loans (0.5%)
a
Value
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
$ 181,342
3.121%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 181,371
Endo International plc, Term Loan
128,040
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
126,920
Global Medical Response, Inc.,
Term Loan
97,000
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
96,733
325,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
325,081
JBS USA LUX SA, Term Loan
162,113
2.121%,  (LIBOR 1M +
2.000%), 5/1/2026
b
161,775
MPH Acquisition Holdings, LLC,
Term Loan
220,681
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
220,282
Total 1,112,162
Financials (<0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
105,223
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
104,865
Tronox Finance, LLC, Term Loan
337,587
3.183%,  (LIBOR 3M +
3.000%), 9/22/2024
b
337,286
Total 442,151
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
230,000
0.000%,  (LIBOR 1M +
2.750%), 9/23/2026
b,c,d
229,796
Rackspace Technology Global,
Inc., Term Loan
323,456
4.000%,  (LIBOR 1M +
3.000%), 11/3/2023
b
323,275
Total 553,071
Total Bank Loans
(cost $6,119,077) 6,137,234
Principal
Amount Long-Term Fixed Income ( 94.6% ) Value
Asset-Backed Securities (2.2%)
522 Funding CLO, Ltd.
1,800,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e
1,808,059
Goldentree Loan Management,
Ltd.
1,150,000
2.124%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,e
1,152,114
Magnetite XII, Ltd.
1,800,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,e
1,800,528

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Asset-Backed Securities (2.2%) - continued
Neuberger Berman CLO XIV, Ltd.
$ 1,800,000
1.249%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e
$ 1,797,660
Octagon Credit Partners 46, Ltd.
1,800,000
2.441%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,e
1,804,471
Octagon Investment Partners 31,
LLC
1,675,000
3.924%,  (LIBOR 3M +
3.700%), 7/20/2030, Ser.
2017-1A, Class D
b,e
1,675,846
Octagon Investment Partners 50,
Ltd.
2,000,000
2.670%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,e
2,005,496
Octagon Investment Partners XVI,
Ltd.
1,400,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,e
1,400,400
Octogon Investment Partners 31,
LLC
1,800,000
3.624%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,d,e
1,800,191
Palmer Square CLO, Ltd.
1,800,000
2.224%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,e
1,803,670
Palmer Square Loan Funding, Ltd.
2,800,000
2.434%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,e
2,810,626
Shackleton CLO, Ltd.
1,200,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,e
1,200,098
Sound Point CLO X, Ltd.
1,800,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,e
1,792,031
THL Credit Wind River CLO, Ltd.
2,425,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,e
2,412,705
Total 25,263,895
Basic Materials (3.3%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
e
139,785
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
e
1,972,834
1,450,000 4.750%,  4/10/2027
e
1,719,609
Cleveland-Cliffs, Inc.
240,000 5.750%,  3/1/2025 245,400
50,000 9.875%,  10/17/2025
e
58,794
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 189,324
3,726,000 5.450%,  3/15/2043 4,657,500
Glencore Funding, LLC
520,000 4.125%,  5/30/2023
e
560,747
Principal
Amount Long-Term Fixed Income (94.6%) Value
Basic Materials (3.3%) - continued
$ 3,013,000 4.000%,  3/27/2027
e
$ 3,421,828
1,800,000 2.500%,  9/1/2030
e
1,817,257
Ingevity Corporation
180,000 3.875%,  11/1/2028
e
180,470
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 411,647
2,230,000 4.500%,  7/15/2027 2,582,663
LYB International Finance III, LLC
1,900,000 3.375%,  10/1/2040 1,953,732
Methanex Corporation
120,000 5.250%,  12/15/2029 125,625
Mosaic Company
1,900,000 4.875%,  11/15/2041 2,230,419
Novelis Corporation
360,000 5.875%,  9/30/2026
e
377,100
OCI NV
200,000 4.625%,  10/15/2025
e
206,965
Steel Dynamics, Inc.
1,900,000 3.250%,  10/15/2050 1,913,449
1,100,000 3.250%,  1/15/2031 1,209,880
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
e
1,885,894
1,900,000 5.182%,  4/24/2028
e
2,055,714
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,202,205
Tronox Finance plc
150,000 5.750%,  10/1/2025
e
153,750
Vale Overseas, Ltd.
1,080,000 6.250%,  8/10/2026 1,325,700
2,000,000 3.750%,  7/8/2030 2,192,200
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 2,012,248
WestRock Company
730,000 3.750%,  3/15/2025 811,621
Total 38,614,360
Capital Goods (3.3%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
e
152,975
BAE Systems plc
1,700,000 3.400%,  4/15/2030
e
1,896,487
1,400,000 1.900%,  2/15/2031
e
1,396,948
Boeing Company
1,600,000 5.930%,  5/1/2060 2,149,358
1,900,000 5.040%,  5/1/2027 2,213,267
900,000 5.150%,  5/1/2030 1,068,704
3,000,000 5.705%,  5/1/2040 3,804,923
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,533,625
1,900,000 3.377%,  4/5/2040 2,017,924
CNH Industrial NV
1,440,000 3.850%,  11/15/2027 1,650,666
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 437,400
General Electric Company
2,800,000
3.554%,  (LIBOR 3M +
3.330%), 3/15/2021
b,f
2,644,712
1,450,000 3.450%,  5/1/2027 1,624,837
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
e
177,133
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 186,400

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Capital Goods (3.3%) - continued
Huntington Ingalls Industries, Inc.
$ 1,100,000 3.844%,  5/1/2025 $ 1,227,677
John Deere Capital Corporation
1,750,000 1.750%,  3/9/2027 1,825,224
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,392,030
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
e
267,500
Parker-Hannifin Corporation
1,750,000 4.000%,  6/14/2049 2,148,757
Roper Technologies, Inc.
1,260,000 3.800%,  12/15/2026 1,450,084
Spirit AeroSystems, Inc.
1,800,000
1.017%,  (LIBOR 3M +
0.800%), 6/15/2021
b
1,779,301
SRM Escrow Issuer, LLC
90,000 6.000%,  11/1/2028
e
94,572
Textron, Inc.
720,000 4.300%,  3/1/2024 789,652
370,000 3.875%,  3/1/2025 407,679
1,440,000 3.650%,  3/15/2027 1,593,682
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 379,692
United Technologies Corporation
1,075,000 3.950%,  8/16/2025 1,223,862
1,075,000 4.450%,  11/16/2038 1,316,794
Total 38,851,865
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
66,559
0.630%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,g
79,669
Wachovia Mortgage Loan Trust,
LLC
243,697
2.689%,  5/20/2036, Ser.
2006-A, Class 2A1
b
248,648
Total 328,317
Communications Services (8.2%)
AMC Networks, Inc.
180,000 4.250%,  2/15/2029
d
179,192
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,573,766
1,900,000 1.875%,  10/15/2030 1,879,672
AT&T, Inc.
2,893,000 3.650%,  9/15/2059
e
2,784,661
1,519,000 4.300%,  2/15/2030 1,782,091
1,750,000 2.750%,  6/1/2031 1,828,924
3,368,000 2.550%,  12/1/2033
e
3,358,026
1,810,000 4.300%,  12/15/2042 2,043,005
2,850,000 3.100%,  2/1/2043 2,772,936
1,800,000 4.500%,  3/9/2048 2,046,583
British Telecommunications plc
1,800,000 4.500%,  12/4/2023 1,992,651
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
e
227,856
360,000 4.750%,  3/1/2030
e
382,939
140,000 4.500%,  8/15/2030
e
147,437
Principal
Amount Long-Term Fixed Income (94.6%) Value
Communications Services (8.2%) - continued
Charter Communications
Operating, LLC
$ 2,500,000 4.800%,  3/1/2050 $ 2,844,607
1,700,000 4.908%,  7/23/2025 1,959,778
1,550,000 6.384%,  10/23/2035 2,086,158
4,975,000 6.484%,  10/23/2045 6,800,033
Comcast Corporation
1,080,000 3.375%,  8/15/2025 1,198,957
1,800,000 3.300%,  4/1/2027 2,027,267
292,000 6.400%,  5/15/2038 441,689
1,600,000 4.600%,  10/15/2038 2,046,760
1,850,000 3.750%,  4/1/2040 2,154,121
1,800,000 4.650%,  7/15/2042 2,335,927
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
e
2,002,622
315,000 4.800%,  2/1/2035
e
391,534
1,400,000 4.700%,  12/15/2042
e
1,752,828
Crown Castle International
Corporation
2,340,000 5.250%,  1/15/2023 2,551,265
CSC Holdings, LLC
300,000 4.125%,  12/1/2030
e
306,720
Cumulus Media New Holdings,
Inc.
140,000 6.750%,  7/1/2026
e
142,100
Discovery Communications, LLC
2,500,000 4.650%,  5/15/2050 3,006,248
900,000 4.900%,  3/11/2026 1,052,758
Fox Corporation
1,800,000 5.476%,  1/25/2039 2,401,600
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
e
180,508
GCI, LLC
60,000 4.750%,  10/15/2028
e
62,531
Level 3 Financing, Inc.
360,000 5.250%,  3/15/2026 371,232
Meredith Corporation
95,000 6.500%,  7/1/2025
e
100,581
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
e
382,126
Nielsen Finance, LLC
80,000 5.625%,  10/1/2028
e
85,494
Omnicom Group, Inc.
560,000 3.650%,  11/1/2024 615,467
700,000 4.200%,  6/1/2030 827,937
SBA Communications Corporation
180,000 3.125%,  2/1/2029
e
179,550
SFR Group SA
180,000 7.375%,  5/1/2026
e
188,271
Sinclair Television Group, Inc.
360,000 5.875%,  3/15/2026
e
369,000
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
e
370,940
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 166,888
Sprint Corporation
5,180,000 7.125%,  6/15/2024 6,040,087
400,000 7.625%,  2/15/2025 478,000
Time Warner Entertainment
Company, LP
780,000 8.375%,  3/15/2023 907,524
T-Mobile USA, Inc.
3,550,000 3.750%,  4/15/2027
e
3,989,526

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Communications Services (8.2%) - continued
$ 750,000 2.550%,  2/15/2031
e
$ 768,210
1,200,000 3.000%,  2/15/2041
e
1,181,400
VeriSign, Inc.
360,000 4.750%,  7/15/2027 382,532
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,615,983
1,289,000 2.987%,  10/30/2056
e
1,235,219
2,600,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
2,675,422
1,409,000 1.680%,  10/30/2030
e
1,373,116
2,150,000 4.272%,  1/15/2036 2,616,747
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 2,087,997
ViaSat, Inc.
80,000 5.625%,  9/15/2025
e
81,824
Vodafone Group plc
1,350,000 5.000%,  5/30/2038 1,722,947
VTR Finance NV
40,000 6.375%,  7/15/2028
e
43,306
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,552,973
2,100,000 3.500%,  5/13/2040 2,365,916
Total 95,521,965
Consumer Cyclical (6.4%)
Amazon.com, Inc.
1,800,000 1.500%,  6/3/2030 1,794,013
American Honda Finance
Corporation
1,400,000 2.150%,  9/10/2024 1,479,030
Brookfield Property REIT, Inc.
170,000 5.750%,  5/15/2026
e
176,440
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
e
237,375
Carnival Corporation
180,000 11.500%,  4/1/2023
e
204,226
Cedar Fair, LP
190,000 5.250%,  7/15/2029 190,173
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 2,066,155
Colt Merger Sub, Inc.
180,000 6.250%,  7/1/2025
e
189,705
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 1,263,606
700,000 3.625%,  4/1/2027 791,807
Daimler Finance North America,
LLC
1,100,000 1.750%,  3/10/2023
e
1,129,138
Ford Motor Company
360,000 7.450%,  7/16/2031 459,900
Ford Motor Credit Company, LLC
1,100,000 3.470%,  4/5/2021 1,101,375
1,425,000 4.250%,  9/20/2022 1,471,327
2,850,000 4.125%,  8/17/2027 2,999,625
1,100,000 4.000%,  11/13/2030 1,127,500
General Motors Company
700,000 6.125%,  10/1/2025 843,194
3,575,000 6.800%,  10/1/2027 4,595,208
770,000 5.000%,  4/1/2035 929,630
General Motors Financial
Company, Inc.
1,900,000 1.700%,  8/18/2023 1,943,354
Principal
Amount Long-Term Fixed Income (94.6%) Value
Consumer Cyclical (6.4%) - continued
$ 1,490,000 4.000%,  1/15/2025 $ 1,638,962
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
e
379,946
Harley-Davidson Financial
Services, Inc.
1,870,000 4.050%,  2/4/2022
e
1,934,623
Home Depot, Inc.
1,750,000 2.500%,  4/15/2027 1,901,102
1,820,000 4.250%,  4/1/2046 2,318,433
Hyundai Capital America
775,000 1.250%,  9/18/2023
e
782,854
1,700,000 2.375%,  10/15/2027
e
1,783,989
2,500,000 1.800%,  1/10/2028
e
2,490,332
Hyundai Capital Services, Inc.
1,080,000 3.000%,  3/6/2022
e
1,105,956
Kohl's Corporation
2,600,000 9.500%,  5/15/2025 3,362,997
1,900,000 5.550%,  7/17/2045 2,086,031
L Brands, Inc.
180,000 6.625%,  10/1/2030
e
201,497
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,210,825
2,300,000 4.750%,  5/30/2025 2,623,403
Lowe's Companies, Inc.
1,100,000 5.000%,  4/15/2040 1,453,126
Marriott International
1,100,000 4.625%,  6/15/2030 1,258,817
Mastercard, Inc.
1,100,000 3.850%,  3/26/2050 1,369,071
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,272,914
MDC Holdings, Inc.
3,200,000 2.500%,  1/15/2031 3,192,000
Nissan Motor Company, Ltd.
1,100,000 3.522%,  9/17/2025
e
1,178,036
Owl Rock Capital Corporation
3,150,000 3.400%,  7/15/2026 3,229,326
Royal Caribbean Cruises, Ltd.
180,000 9.125%,  6/15/2023
e
194,175
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
e,h
70,648
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
e
43,100
Staples, Inc.
180,000 7.500%,  4/15/2026
e
183,616
Toll Brothers Finance Corporation
850,000 4.375%,  4/15/2023 894,625
1,255,000 4.350%,  2/15/2028 1,393,050
1,600,000 3.800%,  11/1/2029 1,732,000
ViacomCBS, Inc.
1,800,000 4.200%,  5/19/2032 2,132,517
Visa, Inc.
1,400,000 1.900%,  4/15/2027 1,473,881
Volkswagen Group of America
Finance, LLC
1,550,000 4.250%,  11/13/2023
e
1,701,393
1,750,000 3.350%,  5/13/2025
e
1,917,332
Wyndham Destinations, Inc.
180,000 6.625%,  7/31/2026
e
201,024
Total 74,704,382

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Consumer Non-Cyclical (12.2%)
Abbott Laboratories
$ 1,632,000 3.750%,  11/30/2026 $ 1,890,615
810,000 4.750%,  11/30/2036 1,089,385
1,500,000 6.000%,  4/1/2039 2,268,408
AbbVie, Inc.
2,540,000 3.200%,  5/14/2026 2,797,227
1,450,000 2.950%,  11/21/2026 1,595,229
1,800,000 3.200%,  11/21/2029 1,991,478
1,900,000 4.300%,  5/14/2036 2,311,649
1,800,000 4.050%,  11/21/2039 2,110,263
1,100,000 4.850%,  6/15/2044 1,406,925
Altria Group, Inc.
4,750,000 5.800%,  2/14/2039 6,143,604
Amgen, Inc.
1,800,000 3.375%,  2/21/2050 1,931,658
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,210,925
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,520,527
2,500,000 3.500%,  6/1/2030 2,852,422
1,450,000 4.600%,  4/15/2048 1,760,856
1,800,000 4.439%,  10/6/2048 2,158,107
AstraZeneca plc
2,500,000 1.375%,  8/6/2030 2,414,553
BAT Capital Corporation
1,500,000 5.282%,  4/2/2050 1,800,164
1,450,000 3.222%,  8/15/2024 1,564,932
1,750,000 4.700%,  4/2/2027 2,042,834
3,000,000 2.259%,  3/25/2028 3,065,452
1,900,000 3.734%,  9/25/2040 1,942,224
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
e
30,909
180,000 5.000%,  2/15/2029
e
184,258
Baxalta, Inc.
871,000 4.000%,  6/23/2025 979,119
Becton, Dickinson and Company
3,800,000 3.794%,  5/20/2050 4,391,399
2,150,000 3.700%,  6/6/2027 2,462,677
Boston Scientific Corporation
1,050,000 3.750%,  3/1/2026 1,185,969
Cargill, Inc.
1,750,000 3.250%,  5/23/2029
e
1,971,834
Centene Corporation
1,100,000 5.375%,  6/1/2026
e
1,150,545
90,000 4.250%,  12/15/2027 95,210
270,000 4.625%,  12/15/2029 299,350
3,895,000 3.375%,  2/15/2030 4,080,012
Cigna Corporation
1,800,000 4.125%,  11/15/2025 2,064,570
2,150,000 2.400%,  3/15/2030 2,241,433
1,800,000 4.800%,  8/15/2038 2,288,823
Conagra Brands, Inc.
500,000 4.600%,  11/1/2025 581,568
1,900,000 1.375%,  11/1/2027 1,894,570
Constellation Brands, Inc.
800,000 4.400%,  11/15/2025 926,685
360,000 3.500%,  5/9/2027 406,435
1,700,000 5.250%,  11/15/2048 2,336,069
CVS Health Corporation
900,000 3.875%,  7/20/2025 1,011,675
2,790,000 5.050%,  3/25/2048 3,652,771
Principal
Amount Long-Term Fixed Income (94.6%) Value
Consumer Non-Cyclical (12.2%) - continued
DENTSPLY SIRONA, Inc.
$ 1,500,000 3.250%,  6/1/2030 $ 1,648,600
Encompass Health Corporation
175,000 4.500%,  2/1/2028 182,219
HCA, Inc.
290,000 5.375%,  2/1/2025 325,595
4,000,000 5.875%,  2/15/2026 4,575,000
1,200,000 5.500%,  6/15/2047 1,555,127
HLF Financing SARL, LLC
130,000 7.250%,  8/15/2026
e
137,272
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
e
1,975,204
Imperial Tobacco Finance plc
1,310,000 3.750%,  7/21/2022
e
1,362,452
JBS USA, LLC
180,000 6.500%,  4/15/2029
e
204,676
Keurig Dr. Pepper, Inc.
1,750,000 3.800%,  5/1/2050 2,005,631
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 138,694
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,351,565
720,000 3.000%,  6/1/2026 761,450
250,000 3.750%,  4/1/2030 268,360
Kroger Company
1,800,000 2.650%,  10/15/2026 1,962,319
Mylan, Inc.
1,500,000 4.550%,  4/15/2028 1,778,185
1,800,000 5.200%,  4/15/2048 2,332,877
Nestle Holdings, Inc.
2,150,000 3.900%,  9/24/2038
e
2,592,848
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
e
388,195
Perrigo Finance Unlimited
Company
1,100,000 3.150%,  6/15/2030 1,159,749
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,e,f
1,549,545
Reckitt Benckiser Treasury
Services plc
1,620,000 2.750%,  6/26/2024
e
1,730,772
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 1,187,607
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027
e
1,479,988
1,550,000 2.200%,  9/2/2030
e
1,569,564
Shire Acquisitions Investments
Ireland Designated Activity
Company
1,800,000 2.875%,  9/23/2023 1,903,085
Smithfield Foods, Inc.
4,500,000 2.650%,  10/3/2021
e
4,537,166
800,000 3.000%,  10/15/2030
e
831,784
Sysco Corporation
2,300,000 6.600%,  4/1/2050 3,459,532
1,300,000 4.850%,  10/1/2045 1,594,241
Teleflex, Inc.
250,000 4.250%,  6/1/2028
e
262,762
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
e
379,390
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 793,563

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Consumer Non-Cyclical (12.2%) - continued
Tyson Foods, Inc.
$ 720,000 3.550%,  6/2/2027 $ 819,514
UnitedHealth Group, Inc.
1,800,000 2.950%,  10/15/2027 1,999,407
760,000 4.750%,  7/15/2045 1,027,510
1,775,000 4.450%,  12/15/2048 2,322,431
Upjohn, Inc.
1,100,000 4.000%,  6/22/2050
e
1,226,638
VRX Escrow Corporation
190,000 6.125%,  4/15/2025
e
194,666
Zimmer Biomet Holdings, Inc.
2,100,000 3.550%,  3/20/2030 2,355,288
Total 142,035,789
Energy (9.8%)
Antero Resources Corporation
60,000 5.000%,  3/1/2025 56,850
Apache Corporation
150,000 4.875%,  11/15/2027 154,125
Baker Hughes, LLC
1,425,000 4.486%,  5/1/2030 1,692,871
BP Capital Markets America, Inc.
1,800,000 3.000%,  2/24/2050 1,752,020
1,440,000 3.017%,  1/16/2027 1,582,332
1,050,000 3.543%,  4/6/2027 1,190,364
BP Capital Markets plc
1,510,000 3.814%,  2/10/2024 1,653,582
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
e
212,887
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,874,209
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,910,586
Cheniere Energy Partners, LP
540,000 4.500%,  10/1/2029 580,500
Chevron USA, Inc.
1,700,000 3.900%,  11/15/2024 1,897,880
1,400,000 5.050%,  11/15/2044 1,894,402
Continental Resources, Inc.
1,361,000 4.500%,  4/15/2023 1,396,849
Devon Energy Corporation
1,300,000 7.950%,  4/15/2032 1,832,114
Devon Financing Corporation, ULC
1,100,000 7.875%,  9/30/2031 1,525,439
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,549,953
El Paso Pipeline Partners
Operating Company, LLC
720,000 4.700%,  11/1/2042 797,190
Enagas SA
180,000 5.500%,  1/15/2028
e
178,200
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
1,161,105
Energy Transfer Operating, LP
2,350,000 3.750%,  5/15/2030 2,468,297
1,800,000 6.000%,  6/15/2048 2,044,457
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,790,620
Enterprise Products Operating,
LLC
2,300,000 3.200%,  2/15/2052 2,208,839
1,010,000 3.700%,  2/15/2026 1,136,851
Principal
Amount Long-Term Fixed Income (94.6%) Value
Energy (9.8%) - continued
$ 1,800,000 4.875%,  8/16/2077
b
$ 1,719,371
EOG Resources, Inc.
600,000 4.950%,  4/15/2050 775,539
2,000,000 4.375%,  4/15/2030 2,378,056
EQM Midstream Partners, LP
180,000 5.500%,  7/15/2028 186,433
EQT Corporation
360,000 3.900%,  10/1/2027 373,950
Equinor ASA
2,100,000 3.000%,  4/6/2027 2,313,999
1,425,000 3.125%,  4/6/2030 1,586,489
Kinder Morgan, Inc.
720,000 5.000%,  2/15/2021
e
721,195
Marathon Oil Corporation
2,150,000 4.400%,  7/15/2027 2,423,293
Marathon Petroleum Corporation
1,440,000 4.750%,  12/15/2023 1,592,408
1,780,000 6.500%,  3/1/2041 2,396,034
MPLX, LP
1,450,000 3.500%,  12/1/2022 1,523,554
1,450,000 4.875%,  6/1/2025 1,663,803
1,750,000 4.800%,  2/15/2029 2,073,620
1,080,000 5.200%,  3/1/2047 1,283,930
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 133,098
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,520,204
Newfield Exploration Company
1,180,000 5.625%,  7/1/2024 1,284,137
2,911,000 5.375%,  1/1/2026 3,180,364
ONEOK, Inc.
1,100,000 2.200%,  9/15/2025 1,145,198
3,000,000 6.350%,  1/15/2031 3,832,965
Petrobras Global Finance BV
1,900,000 5.600%,  1/3/2031 2,121,350
Petroleos Mexicanos
2,900,000 6.500%,  3/13/2027 3,001,500
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,187,251
Plains All American Pipeline, LP
1,800,000 4.500%,  12/15/2026 2,020,503
1,800,000 3.550%,  12/15/2029 1,875,187
1,800,000 3.800%,  9/15/2030 1,903,786
1,100,000 4.300%,  1/31/2043 1,080,130
Sabine Pass Liquefaction, LLC
1,090,000 5.750%,  5/15/2024 1,247,418
700,000 4.500%,  5/15/2030
e
815,471
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
e
1,962,380
Suncor Energy, Inc.
1,080,000 3.600%,  12/1/2024 1,188,829
1,600,000 3.100%,  5/15/2025 1,738,692
Sunoco Logistics Partners
Operations, LP
1,800,000 3.450%,  1/15/2023 1,875,574
2,500,000 4.000%,  10/1/2027 2,755,190
Sunoco, LP
360,000 6.000%,  4/15/2027 381,150
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,410,000

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Energy (9.8%) - continued
Williams Companies, Inc.
$ 1,800,000 7.500%,  1/15/2031 $ 2,443,883
Williams Partners, LP
1,070,000 4.500%,  11/15/2023 1,174,825
900,000 3.750%,  6/15/2027 1,023,856
1,730,000 4.850%,  3/1/2048 2,044,207
WPX Energy, Inc.
1,938,000 5.250%,  9/15/2024 2,154,814
3,100,000 4.500%,  1/15/2030 3,281,350
Total 114,337,508
Financials (28.1%)
AerCap Ireland Capital DAC
1,350,000 6.500%,  7/15/2025 1,599,727
1,500,000 4.625%,  10/15/2027 1,697,494
2,200,000 3.875%,  1/23/2028
h
2,367,758
AIA Group, Ltd.
1,900,000 3.200%,  9/16/2040
e
1,981,776
Air Lease Corporation
1,490,000 3.750%,  2/1/2022 1,528,888
740,000 4.250%,  9/15/2024 813,898
1,200,000 3.625%,  4/1/2027 1,304,223
Aircastle, Ltd.
1,150,000 5.250%,  8/11/2025
e
1,281,219
2,500,000 2.850%,  1/26/2028
e
2,449,617
Ally Financial, Inc.
1,720,000 5.750%,  11/20/2025 2,002,495
3,000,000 8.000%,  11/1/2031 4,355,864
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 2,108,395
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,583,066
800,000 2.150%,  7/15/2026 793,989
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,999,938
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,e
1,899,226
1,500,000 2.570%,  11/25/2035
b,e
1,496,432
Aviation Capital Group, LLC
1,700,000 5.500%,  12/15/2024
e
1,919,550
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
e
762,822
1,200,000 5.500%,  1/15/2026
e
1,364,512
1,000,000 4.250%,  4/15/2026
e
1,079,600
3,600,000 4.375%,  5/1/2026
e
3,896,733
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,f
1,692,000
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
e
2,270,959
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,924,708
1,200,000 4.379%,  4/12/2028 1,398,481
1,000,000 3.490%,  5/28/2030 1,105,807
Bank of America Corporation
1,670,000 4.200%,  8/26/2024 1,865,518
1,640,000 6.500%,  10/23/2024
b,f
1,866,648
1,800,000 4.000%,  1/22/2025 2,006,840
1,250,000 3.950%,  4/21/2025 1,397,195
5,600,000 3.705%,  4/24/2028
b
6,359,101
1,450,000 4.271%,  7/23/2029
b
1,706,697
2,030,000 3.194%,  7/23/2030
b
2,236,012
Principal
Amount Long-Term Fixed Income (94.6%) Value
Financials (28.1%) - continued
$ 3,800,000 1.922%,  10/24/2031
b
$ 3,770,854
1,200,000 4.244%,  4/24/2038
b
1,451,070
1,140,000 2.831%,  10/24/2051
b
1,136,931
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,f
1,177,136
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,f
2,416,050
Barclays Bank plc
1,090,000 10.179%,  6/12/2021
e
1,127,691
Barclays plc
1,800,000 7.875%,  3/15/2022
b,f
1,889,798
350,000 8.000%,  6/15/2024
b,f
392,438
1,900,000 6.125%,  12/15/2025
b,f
2,056,750
720,000 4.836%,  5/9/2028 821,557
1,900,000 2.645%,  6/24/2031
b
1,951,912
Berkshire Hathaway Finance
Corporation
1,900,000 2.850%,  10/15/2050 1,948,248
1,050,000 4.250%,  1/15/2049 1,336,821
Boston Properties, LP
1,800,000 2.750%,  10/1/2026 1,949,615
1,100,000 3.250%,  1/30/2031 1,187,844
BPCE SA
1,080,000 3.000%,  5/22/2022
e
1,116,996
735,000 5.700%,  10/22/2023
e
829,719
810,000 5.150%,  7/21/2024
e
919,151
Brandywine Operating
Partnership, LP
1,900,000 3.950%,  11/15/2027 2,047,329
CANPACK SA
200,000 3.125%,  11/1/2025
e
203,250
Capital One Bank USA NA
1,000,000 3.375%,  2/15/2023 1,055,960
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 2,051,953
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,f
1,607,122
1,900,000 4.000%,  12/1/2030
b,f
1,957,000
CIT Group, Inc.
180,000 4.125%,  3/9/2021 180,090
1,370,000 5.250%,  3/7/2025 1,570,856
800,000 6.125%,  3/9/2028 994,000
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,f
1,840,500
1,900,000 3.352%,  4/24/2025
b
2,056,028
2,630,000 4.400%,  6/10/2025 2,983,272
1,695,000 5.500%,  9/13/2025 2,019,117
2,300,000 4.000%,  12/10/2025
b,f
2,331,625
1,090,000 3.700%,  1/12/2026 1,223,551
1,510,000 4.450%,  9/29/2027 1,763,941
1,500,000 3.668%,  7/24/2028
b
1,697,039
2,300,000 3.520%,  10/27/2028
b
2,581,332
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,334,711
350,000 3.950%,  5/15/2024 385,481
1,750,000 3.450%,  8/15/2027 1,981,753
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,f
1,265,000
Commerzbank AG
1,800,000 8.125%,  9/19/2023
e
2,083,898
CoreStates Capital III
1,360,000
0.791%,  (LIBOR 3M +
0.570%), 2/15/2027
b,e
1,299,094

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Financials (28.1%) - continued
Corporate Office Properties, LP
$ 1,325,000 2.250%,  3/15/2026 $ 1,376,278
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
e
92,475
Credit Agricole SA
2,200,000 3.250%,  1/14/2030
e
2,371,037
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,e,f
2,503,504
2,150,000 2.193%,  6/5/2026
b,e
2,235,126
2,300,000 5.250%,  2/11/2027
b,e,f
2,432,135
1,900,000 4.282%,  1/9/2028
e
2,187,109
1,400,000 5.100%,  1/24/2030
b,e,f
1,431,920
Danske Bank AS
2,950,000 5.000%,  1/12/2023
b,e
3,065,455
1,050,000 3.244%,  12/20/2025
b,e
1,128,172
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,f
4,079,250
1,400,000 3.961%,  11/26/2025
b
1,533,155
Digital Realty Trust, LP
1,550,000 2.750%,  2/1/2023 1,623,492
Discover Bank
865,000 4.200%,  8/8/2023 943,626
1,400,000 2.450%,  9/12/2024 1,479,513
2,510,000 4.682%,  8/9/2028
b
2,681,182
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
e
272,030
Duke Realty, LP
1,250,000 1.750%,  2/1/2031 1,245,028
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 784,679
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,354,701
Five Corners Funding Trust
2,890,000 4.419%,  11/15/2023
e
3,201,767
GE Capital Funding, LLC
2,100,000 4.050%,  5/15/2027
e
2,398,456
1,100,000 4.400%,  5/15/2030
e
1,275,923
GE Capital International Funding
Company
1,750,000 4.418%,  11/15/2035 2,048,684
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
e
183,279
Goldman Sachs Group, Inc.
810,000 4.000%,  3/3/2024 891,567
2,550,000 3.850%,  7/8/2024 2,800,565
1,800,000 4.950%,  2/10/2025
b,f
1,904,616
1,510,000 4.250%,  10/21/2025 1,715,723
1,900,000 3.691%,  6/5/2028
b
2,156,691
1,900,000 4.223%,  5/1/2029
b
2,229,481
Healthpeak Properties, Inc.
1,050,000 2.875%,  1/15/2031 1,129,126
HSBC Holdings plc
720,000 6.875%,  6/1/2021
b,f
730,001
1,800,000
1.220%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,822,591
1,440,000 4.300%,  3/8/2026 1,657,733
900,000 6.000%,  5/22/2027
b,f
975,078
1,080,000 4.041%,  3/13/2028
b
1,228,157
1,300,000 4.600%,  12/17/2030
b,f
1,317,875
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 380,372
Principal
Amount Long-Term Fixed Income (94.6%) Value
Financials (28.1%) - continued
ING Groep NV
$ 2,500,000 4.100%,  10/2/2023 $ 2,736,711
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,f
1,183,063
750,000 6.000%,  8/1/2023
b,f
783,563
730,000 6.750%,  2/1/2024
b,f
820,799
3,000,000 5.000%,  8/1/2024
b,f
3,164,422
1,800,000 4.600%,  2/1/2025
b,f
1,852,200
1,800,000 2.950%,  10/1/2026 1,984,855
1,800,000 2.956%,  5/13/2031
b
1,924,537
1,400,000 3.882%,  7/24/2038
b
1,640,567
1,850,000 5.500%,  10/15/2040 2,631,187
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,662,726
Kimco Realty Corporation
2,900,000 3.300%,  2/1/2025 3,175,290
Liberty Mutual Group, Inc.
1,065,000 4.950%,  5/1/2022
e
1,123,643
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,250,138
Lloyds Banking Group plc
2,250,000 2.858%,  3/17/2023
b
2,307,919
1,050,000 7.500%,  6/27/2024
b,f
1,167,600
700,000 7.500%,  9/27/2025
b,f
798,315
1,100,000 2.438%,  2/5/2026
b
1,156,772
Marsh & McLennan Companies,
Inc.
800,000 4.375%,  3/15/2029 960,332
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,f
1,497,125
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 382,360
Mizuho Financial Group, Inc.
1,440,000 3.663%,  2/28/2027 1,636,269
1,900,000 1.979%,  9/8/2031
b
1,900,579
Morgan Stanley
1,900,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,f
1,900,950
1,000,000 2.720%,  7/22/2025
b
1,067,186
1,130,000 4.000%,  7/23/2025 1,281,426
1,140,000 5.300%,  12/15/2025
b,f
1,173,250
720,000 3.125%,  7/27/2026 797,072
1,490,000 4.350%,  9/8/2026 1,734,374
2,400,000 3.622%,  4/1/2031
b
2,732,692
1,900,000 1.794%,  2/13/2032
b
1,873,305
930,000 4.300%,  1/27/2045 1,177,426
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 381,600
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
e
1,699,631
1,080,000 4.000%,  9/14/2026
e
1,206,706
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
e
2,013,155
Natwest Group plc
2,900,000 3.032%,  11/28/2035
b
2,913,195
Nippon Life Insurance Company
913,000 5.100%,  10/16/2044
b,e
1,019,410
1,450,000 3.400%,  1/23/2050
b,e
1,537,000
Omega Healthcare Investors, Inc.
3,400,000 3.375%,  2/1/2031 3,542,038

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Financials (28.1%) - continued
Owl Rock Technology Finance
Corporation
$ 1,000,000 3.750%,  6/17/2026
e
$ 1,024,010
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
e
735,842
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
e
1,887,784
Preferred Term Securities XXIII,
Ltd.
112,472
0.417%,  (LIBOR 3M +
0.200%), 12/22/2036
b,e
93,539
Provident Financing Trust I
1,700,000 7.405%,  3/15/2038 1,958,518
Prudential Financial, Inc.
2,200,000 3.700%,  3/13/2051 2,508,548
700,000 5.200%,  3/15/2044
b
749,400
1,750,000 3.700%,  10/1/2050
b
1,833,125
Realty Income Corporation
2,170,000 3.875%,  7/15/2024 2,407,030
1,175,000 1.800%,  3/15/2033 1,152,585
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,597,557
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,f
1,563,618
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,598,164
Royal Bank of Scotland Group plc
1,080,000 8.625%,  8/15/2021
b,f
1,117,800
1,500,000 4.269%,  3/22/2025
b
1,652,298
2,100,000 6.000%,  12/29/2025
b,f
2,312,625
600,000 3.754%,  11/1/2029
b
641,110
Santander Holdings USA, Inc.
1,350,000 3.450%,  6/2/2025 1,468,815
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
e
1,690,406
Service Properties Trust
130,000 4.750%,  10/1/2026 124,800
Societe Generale SA
1,900,000 5.375%,  11/18/2030
b,e,f
1,980,750
Spirit Realty, LP
2,250,000 3.400%,  1/15/2030 2,437,736
1,150,000 3.200%,  2/15/2031 1,208,130
Standard Chartered plc
1,550,000 2.744%,  9/10/2022
b,e
1,569,792
1,750,000
1.374%,  (LIBOR 3M +
1.150%), 1/20/2023
b,e
1,764,397
1,200,000 4.750%,  1/14/2031
b,e,f,h
1,212,240
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,153,961
1,050,000 3.950%,  12/1/2027 1,173,034
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,f
874,000
UBS Group Funding Jersey, Ltd.
1,510,000 4.125%,  9/24/2025
e
1,715,753
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
e
1,678,431
Ventas Realty, LP
720,000 3.500%,  2/1/2025 790,325
VEREIT Operating Partnership, LP
750,000 4.625%,  11/1/2025 865,974
1,900,000 3.400%,  1/15/2028 2,090,241
Principal
Amount Long-Term Fixed Income (94.6%) Value
Financials (28.1%) - continued
$ 1,150,000 2.850%,  12/15/2032 $ 1,182,699
VICI Properties, LP
90,000 4.250%,  12/1/2026
e
93,092
90,000 4.625%,  12/1/2029
e
95,850
Wells Fargo & Company
2,000,000 4.125%,  8/15/2023 2,176,092
2,200,000 3.900%,  3/15/2026
b,f
2,200,000
1,440,000 3.000%,  4/22/2026 1,572,746
1,800,000 2.393%,  6/2/2028
b
1,899,551
Welltower, Inc.
1,300,000 4.000%,  6/1/2025 1,465,349
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,679,636
1,850,000 2.963%,  11/16/2040 1,884,805
Total 327,652,769
Foreign Government (0.2%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
e
638,825
Morocco Government International
Bond
650,000 3.000%,  12/15/2032
e
654,719
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
e
1,320,110
Total 2,613,654
Mortgage-Backed Securities (2.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,070,633 3.000%,  3/25/2050 4,287,557
399,451 3.000%,  4/1/2050 420,726
2,095,840 3.500%,  7/1/2047 2,239,582
Federal National Mortgage
Association
412,562 4.500%,  5/1/2048 449,422
1,541,915 3.500%,  10/1/2048 1,637,854
1,358,869 3.500%,  6/1/2049 1,446,434
1,757,315 3.500%,  8/1/2049 1,869,062
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,475,000 2.000%,  3/1/2035
d
3,625,359
2,000,000 1.500%,  3/1/2036
d
2,047,084
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,400,000 2.000%,  2/1/2051
d
2,478,375
2,200,000 2.000%,  3/1/2051
d
2,267,891
5,825,000 2.500%,  3/1/2051
d
6,127,399
1,506,800 4.000%,  7/1/2048 1,616,376
Total 30,513,121
Technology (4.7%)
Apple, Inc.
2,550,000 3.250%,  2/23/2026 2,845,446
1,080,000 3.750%,  9/12/2047 1,293,148
Applied Materials, Inc.
720,000 3.300%,  4/1/2027 815,550
Baidu, Inc.
1,100,000 2.375%,  10/9/2030 1,113,189

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Technology (4.7%) - continued
Broadcom Corporation
$ 4,350,000 3.875%,  1/15/2027 $ 4,859,147
1,800,000 3.500%,  1/15/2028 1,964,534
Broadcom, Inc.
2,150,000 4.250%,  4/15/2026 2,438,896
1,800,000 5.000%,  4/15/2030 2,142,755
CommScope Technologies
Finance, LLC
100,000 6.000%,  6/15/2025
e
102,115
Dell International, LLC/ EMC
Corporation
700,000 6.100%,  7/15/2027
e
866,400
Diamond 1 Finance Corporation
238,000 5.875%,  6/15/2021
e
238,524
3,775,000 6.020%,  6/15/2026
e
4,557,152
Diamond Sports Group, LLC
180,000 6.625%,  8/15/2027
e
114,300
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,968,807
4,000,000 2.650%,  6/1/2030 4,247,728
Gartner, Inc.
180,000 3.750%,  10/1/2030
e
185,060
Hewlett Packard Enterprise
Company
1,250,000 2.250%,  4/1/2023 1,295,732
1,400,000 4.650%,  10/1/2024 1,586,793
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
e
373,815
Lam Research Corporation
1,750,000 4.000%,  3/15/2029 2,076,189
Marvell Technology Group, Ltd.
1,100,000 4.875%,  6/22/2028 1,303,930
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 2,161,732
NXP BV/NXP Funding, LLC
1,750,000 4.875%,  3/1/2024
e
1,966,128
1,750,000 5.350%,  3/1/2026
e
2,092,290
NXP Funding, LLC
1,100,000 3.150%,  5/1/2027
e
1,210,597
Oracle Corporation
2,100,000 2.800%,  4/1/2027 2,295,132
1,800,000 4.300%,  7/8/2034 2,207,572
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
e
1,752,336
SK Hynix, Inc.
2,800,000 2.375%,  1/19/2031
e
2,819,227
Switch, Ltd.
135,000 3.750%,  9/15/2028
e
137,855
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,332,800
Total 55,364,879
Transportation (2.2%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,827,504
Aircastle, Ltd.
1,785,000 4.400%,  9/25/2023 1,914,331
Boeing Company
900,000 5.805%,  5/1/2050 1,186,545
3,800,000 3.250%,  2/1/2028 4,036,700
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 2,002,458
1,800,000 4.050%,  6/15/2048 2,250,335
Principal
Amount Long-Term Fixed Income (94.6%) Value
Transportation (2.2%) - continued
CSX Corporation
$ 1,100,000 2.400%,  2/15/2030 $ 1,168,301
Delta Air Lines, Inc.
752,756 4.250%,  7/30/2023 770,771
300,000 7.000%,  5/1/2025
e
347,876
1,150,000 4.750%,  10/20/2028
e
1,274,359
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
e
2,951,794
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,750,208
2,200,000 5.125%,  6/15/2027 2,605,247
United Airlines Pass Through Trust
653,472 3.750%,  9/3/2026 671,586
XPO Logistics, Inc.
360,000 6.125%,  9/1/2023
e
365,850
Total 25,123,865
U.S. Government & Agencies (4.4%)
U.S. Treasury Bonds
5,800,000 1.375%,  8/15/2050 5,182,844
42,500,000 1.625%,  11/15/2050 40,401,562
5,000,000 1.500%,  2/15/2030 5,216,016
Total 50,800,422
Utilities (7.0%)
AEP Transmission Company, LLC
2,520,000 3.100%,  12/1/2026 2,812,487
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,383,362
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 2,059,082
Arizona Public Service Company
1,800,000 3.500%,  12/1/2049 2,039,502
Baltimore Gas and Electric
Company
1,440,000 2.400%,  8/15/2026 1,547,661
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,820,828
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,683,113
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,890,804
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,635,907
Consolidated Edison Company of
New York, Inc.
720,000 2.900%,  12/1/2026 791,039
2,250,000 4.125%,  5/15/2049 2,739,013
Dominion Energy, Inc.
1,600,000 3.071%,  8/15/2024 1,738,887
1,250,000 4.650%,  12/15/2024
b,f
1,315,625
Duke Energy Corporation
2,160,000 2.650%,  9/1/2026 2,334,536
2,160,000 3.150%,  8/15/2027 2,401,847
1,800,000 3.750%,  9/1/2046 1,984,513
Edison International
3,700,000 5.750%,  6/15/2027 4,450,039
Exelon Corporation
880,000 3.950%,  6/15/2025 989,406

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.6%) Value
Utilities (7.0%) - continued
FirstEnergy Corporation
$ 2,520,000 3.900%,  7/15/2027 $ 2,753,100
700,000 4.850%,  7/15/2047 846,496
FirstEnergy Transmission, LLC
1,850,000 5.450%,  7/15/2044
e
2,285,432
Georgia Power Company
1,800,000 2.650%,  9/15/2029 1,934,431
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,807,787
Nevada Power Company
1,700,000 6.750%,  7/1/2037 2,543,113
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
e
385,479
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,309,181
NiSource, Inc.
1,800,000 3.600%,  5/1/2030 2,047,550
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
e
835,422
3,050,000 3.375%,  2/15/2029
e
3,119,845
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,798,885
Pacific Gas and Electric Company
730,000 2.950%,  3/1/2026 772,300
1,100,000 3.300%,  12/1/2027 1,187,371
1,100,000 3.950%,  12/1/2047 1,105,394
PPL Capital Funding, Inc.
1,810,000 3.950%,  3/15/2024 1,981,454
1,900,000 4.125%,  4/15/2030 2,242,579
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,319,420
San Diego Gas and Electric
Company
1,800,000 4.150%,  5/15/2048 2,212,935
Sempra Energy
1,400,000 4.875%,  10/15/2025
b,f
1,508,080
1,800,000 3.250%,  6/15/2027 2,001,421
Southern California Edison
Company
1,800,000 3.650%,  2/1/2050 1,936,557
Southern Company
4,370,000 3.250%,  7/1/2026 4,859,573
1,900,000 4.000%,  1/15/2051
b
2,009,189
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
e
399,600
Total 81,820,245
Total Long-Term Fixed Income
(cost $1,021,058,192) 1,103,547,036
Shares
Registered Investment
Companies ( 0.7% ) Value
Unaffiliated  (0.7%)
70,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 7,969,500
Total 7,969,500
Total Registered Investment
Companies (cost $7,089,733) 7,969,500
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,409,409 Thrivent Cash Management Trust $ 3,409,409
Total Collateral Held for
Securities Loaned
(cost $3,409,409) 3,409,409
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,f
1,325,000
Total 1,325,000
Total Preferred Stock
(cost $1,250,000) 1,325,000
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i
3,467
Total 3,467
Total Common Stock
(cost $119,649) 3,467
Shares or
Principal
Amount Short-Term Investments ( 4.7% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.077%, 3/10/2021
j,k
299,985
300,000 0.080%, 4/14/2021
j,k
299,958
Thrivent Core Short-Term Reserve
Fund
5,462,069 0.200% 54,620,692
Total Short-Term Investments
(cost $55,150,041) 55,220,635
Total Investments (cost
$1,094,196,101) 100.9% $1,177,612,281
Other Assets and Liabilities, Net
(0.9%) (10,852,006)
Total Net Assets 100.0% $1,166,760,275
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $217,541,762 or
18.6% of total net assets.

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is insured or guaranteed.
h All or a portion of the security is on loan.
i Non-income producing security.
j The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,330,842
Total lending $3,330,842
Gross amount payable upon return of
collateral for securities loaned $3,409,409
Net amounts due to counterparty
$78,567
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 58,061 – 58,061 –
Communications Services 2,426,290 – 2,426,290 –
Consumer Cyclical 1,545,499 – 1,545,499 –
Consumer Non-Cyclical 1,112,162 – 1,112,162 –
Financials 442,151 – 442,151 –
Technology 553,071 – 553,071 –
Long-Term Fixed Income
Asset-Backed Securities 25,263,895 – 25,263,895 –
Basic Materials 38,614,360 – 38,614,360 –
Capital Goods 38,851,865 – 38,851,865 –
Collateralized Mortgage Obligations 328,317 – 328,317 –
Communications Services 95,521,965 – 95,521,965 –
Consumer Cyclical 74,704,382 – 74,704,382 –
Consumer Non-Cyclical 142,035,789 – 142,035,789 –
Energy 114,337,508 – 114,337,508 –
Financials 327,652,769 – 327,652,769 –
Foreign Government 2,613,654 – 2,613,654 –
Mortgage-Backed Securities 30,513,121 – 30,513,121 –
Technology 55,364,879 – 55,364,879 –
Transportation 25,123,865 – 25,123,865 –
U.S. Government & Agencies 50,800,422 – 50,800,422 –
Utilities 81,820,245 – 81,820,245 –
Registered Investment Companies
Unaffiliated 7,969,500 7,969,500 – –
Preferred Stock
Financials 1,325,000 – 1,325,000 –
Common Stock
Communications Services 3,467 – 3,467 –
Short-Term Investments 599,943 – 599,943 –
Subtotal Investments in Securities $1,119,582,180 $7,969,500 $1,111,612,680 $–
Other Investments  * Total
Affiliated Short-Term Investments 54,620,692
Collateral Held for Securities Loaned 3,409,409
Subtotal Other Investments $58,030,101
Total Investments at Value $1,177,612,281
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 612,964 612,964 – –
Total Liability Derivatives $612,964 $612,964 $– $–

Income Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling $599,943 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 March 2021 $ 18,159,714 ( $ 612,964)
Total Futures Long Contracts $ 18,159,714 ( $ 612,964)
Total Futures Contracts $ 18,159,714 ($612,964)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $61,032 $94,122 $100,533 $54,621 5,462 4.7%
Total Affiliated Short-Term Investments 61,032 54,621 4.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   788 9,020 6,399 3,409 3,409 0.3
Total Collateral Held for Securities Loaned 788 3,409 0.3
Total Value $61,820 $58,030
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $37
Total Income/Non Income Cash from Affiliated Investments $37
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $0

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 92.4% ) Value
Argentina (<0.1%)
3,530 Telecom Argentina SA ADR $ 22,874
Total 22,874
Australia (6.2%)
6,153 Afterpay, Ltd.
a
628,128
29,636 AGL Energy, Ltd. 259,065
5,050 Ansell, Ltd. 141,165
88,032 APA Group 654,547
27,203 ARB Corporation, Ltd. 726,555
92,653 Aristocrat Leisure, Ltd. 2,182,708
41,816 ASX, Ltd. 2,284,916
120,015 AusNet Services, Ltd. 157,987
34,433 Australia and New Zealand
Banking Group, Ltd. 619,932
91,447 BHP Group, Ltd. 3,049,671
41,204 Breville Group, Ltd. 906,069
3,735 Brickworks, Ltd. 52,982
74,618 BWP Trust 244,168
200,954 Carsales.com, Ltd. 2,995,852
12,031 Champion Iron, Ltd.
a
46,631
146,646 Charter Hall Group 1,515,234
14,242 Codan Limited 129,777
42,498 Collins Foods, Ltd. 311,535
105,071 Commonwealth Bank of Australia 6,671,159
22,821 Corporate Travel Management,
Ltd.
a
288,661
35,392 CSL, Ltd. 7,337,538
101,528 Data# 3, Ltd. 437,515
10,511 Domino's Pizza Enterprises, Ltd. 735,038
42,337 Iluka Resources, Ltd. 207,393
39,858 JB Hi-Fi, Ltd. 1,566,511
7,952 Jumbo Interactive, Ltd. 84,815
2,647 Magellan Financial Group, Ltd. 96,173
137,403 Metcash, Ltd. 357,858
54,851 Mineral Resources, Ltd. 1,428,638
50,707 National Australia Bank, Ltd. 908,929
38,969 National Storage REIT 56,653
15,352 Netwealth Group, Ltd. 201,483
19,292 OZ Minerals, Ltd. 272,880
14,849 Pendal Group, Ltd. 69,634
13,932 Perenti Global, Ltd. 13,741
50,553 Premier Investments, Ltd. 860,960
38,249 Pro Medicus, Ltd. 1,243,016
16,526 REA Group, Ltd. 1,836,937
51,388 Reliance Worldwide Corporation,
Ltd. 166,397
42,637 Rio Tinto, Ltd. 3,568,679
47,997 Sandfire Resources, Ltd. 173,880
57,471 SEEK, Ltd. 1,224,532
11,630 Seven Group Holdings, Ltd. 197,771
30,081 Spark Infrastructure Group 50,407
76,860 Technology One, Ltd. 504,748
190,629 Transurban Group
a
1,920,800
464,782 Vita Group, Ltd. 373,725
23,732 Washington H. Soul Pattinson and
Company, Ltd. 491,588
153,466 Waypoint REIT, Ltd. 299,969
54,165 Westpac Banking Corporation 868,331
101,355 Woodside Petroleum, Ltd. 1,881,310
69,788 WorleyParsons, Ltd. 604,767
Total 53,909,358
Austria (0.4%)
33,585 BAWAG Group AG
a,b
1,460,199
39,799 OMV AG 1,670,038
Shares Common Stock (92.4%) Value
Austria (0.4%) - continued
3,646 Osterreichische Post AG $ 154,192
356 Schoeller-Bleckmann Oilfield
Equipment AG 13,364
1,413 Semperit Aktiengesellschaft
Holding
a
44,371
9,345 Zumtobel AG 77,003
Total 3,419,167
Belgium (0.8%)
36,929 Anheuser-Busch InBev NV 2,318,130
43,280 bpost SA
a
512,039
1,639 Cofinimmo SA 245,028
11,553 Groupe Bruxelles Lambert SA 1,142,823
11,838 NV Bekaert SA 407,192
8,155 SA D'Ieteren NV 642,966
2,212 Tessenderlo Group
a
94,380
40,943 Warehouses De Pauw SCA 1,470,075
Total 6,832,633
Bermuda (0.2%)
45,500 CK Infrastructure Holdings, Ltd. 241,576
41,333 Johnson Electric Holdings, Ltd. 122,077
290,000 K Wah International Holdings, Ltd. 136,647
238,500 Kerry Logistics Network, Ltd. 508,639
1,011,000 Pacific Basin Shipping, Ltd. 175,442
32,000 Road King Infrastructure, Ltd. 39,693
137,800 Shanghai Industrial Urban
Development Group, Ltd. 13,120
326,000 Yuexiu Transport Infrastructure, Ltd. 219,162
Total 1,456,356
Brazil (0.5%)
22,800 Ambev SA 63,090
15,500 Atacadao SA 53,967
1,300 B2W - Companhia Digital
a
19,274
22,800 B3 SA - Brasil Bolsa Balcao 249,527
20,900 Banco ABC Brasil SA 57,374
68,322 Banco Bradesco SA ADR 310,182
900 Banco BTG Pactual SA 15,581
17,200 Banco do Brasil SA 106,034
600 Banco Inter SA 14,504
16,805 Banco Santander Brasil SA ADR 121,332
10,100 BB Seguridade Participacoes SA 51,096
4,400 BRF SA
a
17,145
12,000 CCR SA 26,560
1,901 Centrais Eletricas Brasileiras SA
ADR 9,829
2,900 Cia Brasileira de Distribuicao 39,937
14,529 Companhia Siderurgica Nacional
SA ADR 80,055
28,000 EDP - Energias do Brasil SA 98,768
22,029 Gerdau SA ADR 93,403
2,600 Hypera SA 15,435
66,201 Itau Unibanco Holding SA ADR 345,569
116,100 Itausa SA 225,351
28,600 JBS SA 126,289
11,800 Klabin SA 60,602
4,800 Localiza Rent a Car SA 55,971
27,100 Magazine Luiza SA 124,420
6,500 Natura & Company Holding SA
a
58,319
13,200 Petrobras Distribuidora SA 56,333
81,090 Petroleo Brasileiro SA 397,195
23,318 Petroleo Brasileiro SA ADR 234,346
36,400 Raia Drogasil SA 165,654
6,100 Rumo SA
a
22,498

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Brazil (0.5%) - continued
5,600 Suzano SA
a
$ 63,396
12,133 Telefonica Brasil SA ADR 100,219
2,288 TIM SA ADR 27,547
29,193 Vale SA ADR 471,467
9,900 Via Varejo SA
a
26,508
11,800 WEG SA 180,729
Total 4,185,506
Canada (6.7%)
21,712 Alaris Equity Partners Income Trust 271,665
8,201 Bank of Montreal 610,033
648 Bank of Nova Scotia 34,560
51,415 BCE, Inc. 2,180,840
5,425 Canadian Apartment Properties
REIT 217,212
25,637 Canadian Imperial Bank of
Commerce 2,184,884
48,976 Canadian National Railway
Company 4,960,603
71,270 Canadian Natural Resources, Ltd. 1,610,158
13,549 Canadian Pacific Railway, Ltd. 4,552,252
74,038 CGI, Inc.
a
5,934,620
68,260 CI Financial Corporation 847,678
380 Constellation Software, Inc. 462,918
55,668 Dollarama, Inc. 2,176,221
2,729 Ero Copper Corporation
a
39,844
727 Fairfax Financial Holdings, Ltd. 263,750
4,594 FirstService Corporation 627,550
4,837 Franco-Nevada Corporation 577,199
3,796 Granite REIT 222,343
13,491 Intact Financial Corporation 1,487,571
6,365 Kinaxis, Inc.
a
883,559
19,627 Kirkland Lake Gold, Ltd. 754,230
57,419 Laurentian Bank of Canada
c
1,387,486
15,130 Manulife Financial Corporation 273,434
6,367 Metro, Inc. 275,244
1,043 National Bank of Canada 58,620
56,587 Northland Power, Inc. 2,073,197
12,336 Onex Corporation 653,289
21,886 Quebecor, Inc. 523,724
12,708 Restaurant Brands International,
Inc. 733,252
68,605 Royal Bank of Canada 5,552,780
4,345 Shopify Inc.
a
4,773,373
10,724 Silvercorp Metals, Inc. 69,187
98,314 Suncor Energy, Inc. 1,644,525
18,755 TC Energy Corporation 803,880
45,280 Thomson Reuters Corporation 3,692,157
8,401 TMX Group, Ltd. 810,306
707 Topicus.com, Inc.
a,d
2,660
5,589 Toromont Industries, Ltd. 375,179
66,123 Toronto-Dominion Bank 3,746,841
13,480 Vermilion Energy, Inc. 59,033
Total 58,407,857
Cayman Islands (2.2%)
6,588 Baidu.com, Inc. ADR
a
1,548,312
28,000 Bizlink Holding, Inc. 309,066
8,400 Budweiser Brewing Company
APAC, Ltd.
b
28,085
12,000 China Meidong Auto Holdings, Ltd. 40,356
152,000 China Resources Land, Ltd. 601,486
13,500 China Resources Medical Holdings
Company, Ltd. 13,278
Shares Common Stock (92.4%) Value
Cayman Islands (2.2%) - continued
98,000 Consun Pharmaceutical Group,
Ltd. $ 40,187
26,100 ENN Energy Holdings, Ltd. 402,525
12,000 Fu Shou Yuan International Group,
Ltd. 11,416
61,000 Goodbaby International Holdings,
Ltd.
a
7,680
205,000 IGG, Inc. 265,700
1,752 JOYY, Inc. ADR 161,254
40,500 Kingboard Holdings, Ltd. 165,039
78,000 Longfor Group Holdings, Ltd.
b
439,255
30,700 Meituan Dianping
a
1,415,559
10,995 NetEase, Inc. ADR 1,264,315
3,066 New Oriental Education &
Technology Group, Inc. ADR
a
513,555
5,538 NIO, Inc. ADR
a
315,666
1,871 Pinduoduo, Inc. ADR
a
310,043
163,600 Sands China, Ltd. 649,712
29,500 Shimao Property Holdings, Ltd. 85,295
1,024 Shimao Services Holdings, Ltd.
a,b
1,801
811,000 Shui On Land, Ltd. 120,032
645,000 SITC International Holdings
Company, Ltd. 1,478,595
73,290 Tencent Holdings, Ltd. 6,530,381
82,000 Tingyi (Cayman Islands) Holding
Corporation 162,937
199,000 VPower Group International
Holdings, Ltd.
b
61,087
1,178,000 WH Group, Ltd.
b
954,597
21,000 Wuxi Biologics (Cayman), Inc.
a,b
294,040
149,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
330,432
6,000 Xiaomi Corporation
a,b
22,408
69,500 Zhongsheng Group Holdings, Ltd. 407,019
Total 18,951,113
Chile (0.1%)
3,115 Banco de Chile ADR 63,951
1,253 Banco de Credito e Inversiones SA 52,520
5,449 CAP SA 69,335
5,942 Cia Cervecerias Unidas SA ADR 97,746
363,066 Colbun SA 62,602
26,058 Embotelladora Andina SA 65,960
25,556 Empresas CMPC SA 68,341
1,626 Empresas Copec SA 17,072
5,360 Enel Chile SA ADR 19,725
47,075 SMU SA 6,729
1,676 Sociedad Quimica y Minera de
Chile SA ADR 85,375
Total 609,356
China (2.5%)
340,100 Agricultural Bank of China, Ltd. 165,593
7,393 Aier Eye Hospital Group Company,
Ltd. 89,859
24,413 Alibaba Group Holding, Ltd. ADR
a
6,196,752
61,500 Anhui Conch Cement Company,
Ltd., Class H 363,332
1,847 Autohome, Inc. ADR 203,595
688,000 Bank of China, Ltd. 232,877
111,000 Bank of Communications
Company, Ltd. 60,021
193,000 Bank of Hangzhou Company, Ltd. 438,211
254,500 Bank of Jiangsu Company, Ltd. 217,054
7,597 BYD Company, Ltd. Class A 287,722

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
China (2.5%) - continued
13,000 BYD Company, Ltd. Class H $ 392,647
14,500 By-health Company, Ltd. 49,725
351,000 China Cinda Asset Management
Company, Ltd. 66,354
689,000 China Construction Bank
Corporation 521,862
114,400 China International Capital
Corporation, Ltd.
a,b
298,263
1,093 China Life Insurance Company,
Ltd. 6,088
23,000 China Longyuan Power Group
Corporation, Ltd. 33,668
60,500 China Merchants Bank Company,
Ltd. 463,301
19,000 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 34,652
82,000 China National Building Material
Company, Ltd. 97,729
5,157 China Petroleum & Chemical
Corporation ADR 244,545
16,087 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 61,689
82,000 China Vanke Company, Ltd. 293,384
800 Contemporary Amperex
Technology Company, Ltd. 43,296
28,697 COSCO SHIPPING Holdings
Company, Ltd. Class A
a
54,946
92,000 COSCO SHIPPING Holdings
Company, Ltd. Class H
a
93,120
18,395 Foshan Haitian Flavouring and
Food Company, Ltd. 559,551
167,200 GF Securities Company, Ltd. 243,647
95,795 Henan Shuanghui Investment &
Development Company, Ltd. 695,247
61,593 Huadong Medicine Company, Ltd. 250,643
542,300 Industrial and Commercial Bank of
China, Ltd., Class A 426,708
1,177,000 Industrial and Commercial Bank of
China, Ltd., Class H 750,773
181,898 Industrial Bank Company, Ltd. 648,910
7,861 Inner Mongolia Eerduosi Resources
Company, Ltd. 13,511
14,668 JD.com, Inc. ADR
a
1,300,905
58,000 Jiangxi Copper Company, Ltd. 95,284
14,000 Kingfa Sci. & Tech. Company, Ltd. 60,580
2,402 Kweichow Moutai Company, Ltd. 785,004
13,600 Livzon Pharmaceutical Group, Inc. 74,606
245,400 Metallurgical Corporation of China,
Ltd. 106,807
5,564 Midea Group Company, Ltd. 82,690
120,700 Oceanwide Holdings Company,
Ltd. 54,601
91,168 Ping An Insurance Company of
China, Ltd. 1,073,757
374,000 Postal Savings Bank of China
Company, Ltd.
b
266,831
53,688 S. F. Holding Company, Ltd. 819,806
33,900 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 82,714
3,600 Shanghai Haohai Biological
Technology Company, Ltd.
b
28,636
13,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 22,470
19,400 Shenzhou International Group
Holdings, Ltd. 378,329
Shares Common Stock (92.4%) Value
China (2.5%) - continued
57,600 Sinopharm Group Company, Ltd. $ 141,157
144,000 Tong Ren Tang Technologies
Company, Ltd. 90,821
30,000 Tsingtao Brewery Company, Ltd. 289,311
10,457 Vipshop Holdings, Ltd. ADR
a
286,731
1,100 Wuliangye Yibin Company, Ltd. 49,410
3,747 WuXi AppTec Company, Ltd. 96,151
101,000 Xiamen C&D, Inc. 120,571
4,800 Yunnan Baiyao Group Company,
Ltd. 98,529
318,000 Zijin Mining Group Company, Ltd. 351,029
Total 21,356,005
Colombia (<0.1%)
3,660 Bancolombia SA ADR 128,796
4,256 Interconexion Electrica SA 28,560
Total 157,356
Czech Republic (<0.1%)
6,936 CEZ AS 166,325
3,769 Komercni Banka AS
a
114,397
42 Philip Morris CR 29,766
Total 310,488
Denmark (2.0%)
536 A.P. Moller - Maersk AS, Class B 1,101,034
948 Aktieselskabet Schouw & Company 95,387
1,612 Carlsberg AS 235,500
3,257 Christian Hansen Holding AS
a
294,658
4,678 Dampskibsselskabet Norden AS 83,522
17,043 DSV AS 2,659,140
3,322 GN Store Nord AS 253,080
114,324 Novo Nordisk AS 7,964,750
34,142 Novozymes AS 2,049,152
4,635 Per Aarsleff Holding AS 214,229
14,628 Royal Unibrew AS 1,444,007
13,744 Scandinavian Tobacco Group AS
b
248,838
7,998 Topdanmark AS 369,299
Total 17,012,596
Egypt (<0.1%)
37,546 Commercial International Bank
Egypt SAE GDR 148,089
135,529 EFG Hermes Holding Company
a
135,943
Total 284,032
Finland (0.7%)
94 Kemira Oyj 1,591
30,442 KONE Oyj 2,394,112
19,418 Metsa Board Oyj 208,707
34,386 Neste Oil Oyj 2,422,167
11,282 Nordea Bank Abp
a
91,437
14,741 Raisio Oyj 63,505
11,122 Rovio Entertainment Oyj
b
92,484
9,710 Stora Enso Oyj 176,214
17,193 Tokmanni Group Corporation 332,998
21,397 Uponor Oyj 502,790
Total 6,286,005
France (6.0%)
29,091 Air Liquide SA 4,757,739
9,514 Albioma SA 484,342
59,310 BNP Paribas SA
a
2,844,247
5,177 Chargeurs SA 116,024

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
France (6.0%) - continued
8,613 Cie Generale des Etablissements
Michelin $ 1,186,934
35,160 CNP Assurances
a
532,887
24,719 Coface SA
a
243,170
70,319 Credit Agricole SA
a
795,877
1,975 Dassault Systemes SE 394,256
81,708 Elior Participations SCA
b
514,777
2,373 Gaztransport Et Technigaz SA 216,153
3,953 Hermes International 4,033,385
3,073 ICADE 220,990
4,408 Ipsos SA 140,898
2,000 Kaufman & Broad SA 91,627
89,510 Legrand SA 8,244,614
8,882 L'Oreal SA 3,124,686
10,979 LVMH Moet Hennessy Louis Vuitton
SE 6,637,843
168 Mersen
a
5,129
1,716 Metropole Television SA
a
29,196
8,438 Nexans SA
a
627,575
5,970 Nexity SA 268,932
10,177 Quadient SAS 222,166
97,924 Rexel SA
a
1,490,092
18,758 Sanofi 1,764,155
986 Sartorius Stedim Biotech 412,813
35,805 Schneider Electric SE 5,240,440
2,919 Teleperformance SA 954,751
3,328 Television Francaise 1 SA
a
28,917
123,245 Total SE 5,194,575
1,196 Trigano 210,454
1,525 Vicat SA 65,606
8,586 Vinci SA 796,163
Total 51,891,413
Germany (5.7%)
16,491 Aareal Bank AG
a
375,684
2,275 Adidas AG
a
721,353
12,065 Aixtron SE
a
225,498
35,979 Allianz SE 8,131,574
76,307 Alstria Office REIT AG 1,314,951
16,678 Aurubis AG 1,285,333
9,185 BASF SE 709,873
13,107 Bayer AG 793,272
2,036 Bechtle AG 432,634
601 Cewe Stiftung & Company KGaA 80,665
37,896 Daimler AG 2,661,588
37,424 Deutsche Boerse AG 6,008,532
153,244 Deutsche Pfandbriefbank AG
a,b
1,504,102
41,610 Deutsche Post AG 2,055,327
197,865 Deutsche Telekom AG 3,518,542
10,047 Dialog Semiconductor plc
a
632,439
10,479 Duerr AG 425,359
4,372 Eckert & Ziegler Strahlen- und
Medizintechnik AG 291,279
5,863 ElringKlinger AG
a
110,568
9,597 Encavis AG 261,223
12,616 Gerresheimer AG 1,343,463
5,859 Hamburger Hafen und Logistik AG 126,561
6,795 HelloFresh SE
a
573,784
4,307 LEG Immobilien AG 617,415
3,005 Muenchener Rueckversicherungs-
Gesellschaft AG 796,799
586 New Work SE 162,495
240 Patrizia Immobilien AG 7,312
23,348 ProSiebenSat.1 Media AG
a
421,911
1,461 PUMA SE
a
142,963
Shares Common Stock (92.4%) Value
Germany (5.7%) - continued
8,479 Rheinmetall AG $ 895,308
16,199 RWE AG 695,880
26,030 SAP SE 3,302,891
774 Sartorius Aktiengesellschaft 384,752
9,549 Siemens AG 1,479,522
1,498 Sixt SE
a
174,062
13,204 Software AG 536,153
1,639 Stroeer SE 147,687
29,920 Symrise AG 3,723,349
53,189 TAG Immobilien AG 1,633,258
25,001 Takkt AG
a
314,129
2,201 VERBIO Vereinigte BioEnergie AG 111,515
749 Volkswagen AG 158,062
166 zooplus AG
a
38,477
Total 49,327,544
Greece (<0.1%)
10,425 Hellenic Telecommnications
Organization SA 151,534
1,365 Motor Oil (Hellas) Diilistiria
Korinthou AE 19,187
15,973 Mytilineos SA 232,563
2,317 OPAP SA 28,365
842 Public Power Corporation SA
a
7,187
706 Sarantis SA 7,771
Total 446,607
Hong Kong (1.1%)
342,529 AIA Group, Ltd. 4,129,788
464,000 CITIC Telecom International
Holdings, Ltd. 146,329
372,000 CITIC, Ltd. 289,592
12,500 CLP Holdings, Ltd. 117,307
96,960 CSPC Pharmaceutical Group, Ltd. 98,570
60,000 Far East Horizon, Ltd. 61,862
151,000 Galaxy Entertainment Group, Ltd. 1,139,260
149,778 Hang Lung Group, Ltd. 378,810
296,000 Hong Kong and China Gas
Company, Ltd. 425,126
17,800 Hong Kong Exchanges & Clearing,
Ltd. 1,137,993
14,000 Hong Kong Television Network,
Ltd.
a
26,448
18,500 Link REIT 160,492
66,000 Luk Fook Holdings International,
Ltd. 142,974
224,400 Man Wah Holdings, Ltd. 494,927
24,500 Power Assets Holdings, Ltd. 130,013
92,000 Shanghai Industrial Holdings, Ltd. 126,062
9,500 Techtronic Industries Company,
Ltd. 141,915
142,000 United Laboratories International
Holdings 98,453
868,000 Yuexiu Property Company, Ltd. 169,554
Total 9,415,475
Hungary (<0.1%)
1,546 OTP Bank Nyrt
a
70,491
2,128 Richter Gedeon Nyrt 59,945
Total 130,436
India (0.9%)
42,282 Amara Raja Batteries, Ltd. 531,156
49,069 Ambuja Cements, Ltd. 163,376
4,050 APL Apollo Tubes, Ltd.
a
50,256

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
India (0.9%) - continued
5,320 Apollo Hospitals Enterprise, Ltd. $ 186,384
3,895 Asian Paints, Ltd. 128,334
5,087 Aurobindo Pharma, Ltd. 62,904
13,585 Bajaj Auto, Ltd. 745,052
18,041 Cipla, Ltd. 203,895
1,274 Cyient, Ltd. 10,539
1,244 Dr. Lal PathLabs, Ltd.
b
38,230
689 Endurance Technologies, Ltd.
b
13,048
27,571 Glenmark Pharmaceuticals, Ltd. 177,706
17,042 Granules India, Ltd. 78,492
3,266 Graphite India, Ltd. 14,053
7,840 Greaves Cotton, Ltd.
a
9,182
55,327 HCL Technologies, Ltd. 691,187
20,700 Heidelberg Cement India, Ltd. 62,505
10,395 Hero Motocorp, Ltd. 462,910
3,464 Housing Development Finance
Corporation 112,638
66,007 Infosys, Ltd. ADR 1,114,198
8,685 InterGlobe Aviation, Ltd.
a,b
184,003
44,410 Jindal Saw, Ltd. 42,898
2,128 Kalpataru Power Transmission, Ltd. 9,165
3,481 Multi Commodity Exchange of
India, Ltd. 78,262
75,847 Oil and Natural Gas Corporation,
Ltd. 91,422
2,843 Persistent Systems, Ltd. 59,307
11,378 PNB Housing Finance, Ltd.
a,b
52,078
24,314 Reliance Industries, Ltd. 611,884
1,408 Siemens, Ltd. 30,556
10,568 Tata Consultancy Services, Ltd. 449,634
13,467 Tata Elxsi, Ltd. 494,845
8,599 Tech Mahindra, Ltd. 112,895
39,520 UPL, Ltd. 303,429
86,151 Wipro, Ltd. ADR 529,829
Total 7,906,252
Indonesia (<0.1%)
235,290 Astra International Tbk PT 101,958
673,500 Mitra Adiperkasa Tbk PT
a
36,854
8,336 Telekomunikasi Indonesia Persero
Tbk PT ADR 187,643
Total 326,455
Ireland (0.1%)
144 Flutter Entertainment plc
a
26,812
48,155 Glanbia plc 594,189
2,111 Grafton Group plc 24,925
83,379 Greencore Group plc
a
132,456
36,682 Hibernia REIT plc 48,789
Total 827,171
Isle of Man (<0.1%)
11,774 Entain plc
a
199,257
Total 199,257
Israel (0.5%)
31,377 First International Bank of Israel,
Ltd. 819,311
5,235 Fiverr International, Ltd.
a
1,081,080
109 Nice, Ltd.
a
28,420
459 Paz Oil Company, Ltd. 45,117
66,666 Plus500, Ltd. 1,223,074
1,817 Radware, Inc.
a
51,512
Shares Common Stock (92.4%) Value
Israel (0.5%) - continued
5,609 Wix.com, Ltd.
a
$ 1,385,703
Total 4,634,217
Italy (1.7%)
9,119 Amplifon SPA
a
361,464
54,252 Anima Holding SPA
b
251,905
43,621 Azimut Holding SPA 916,587
17,830 Banca Popolare Di Sondrio SCRL
a
43,752
21,718 Biesse SPA
a
511,173
35,041 Buzzi Unicem SPA 862,128
4,513 De'Longhi SPA 161,965
391,872 Enel SPA 3,886,577
77,796 Eni SPA 785,799
19,856 Falck Renewables SPA 152,916
18,908 Interpump Group SPA 848,024
62,124 Intesa Sanpaolo SPA
a
135,437
40,225 Italgas SPA 241,255
7,167 La Doria SPA 116,199
480,745 Piaggio & C. SPA 1,704,297
46,197 Recordati SPA 2,390,655
6,965 Reply SPA 852,001
1,553 Sesa SPA
a
182,233
12,596 Tinexta SPA
a
297,615
Total 14,701,982
Japan (20.3%)
3,800 ABC-MART, Inc. 216,144
91 Activia Properties, Inc. 363,882
5,900 Advantest Corporation 466,260
18,800 Aeon Company, Ltd. 588,981
2,300 Aica Kogyo Company, Ltd. 74,845
23,500 Aichi Corporation 204,290
3,200 Aichi Steel Corporation 93,366
39,300 Alps Electric Company, Ltd. 525,191
2,200 Amano Corporation 51,160
1,800 Arcs Company, Ltd. 39,841
3,000 Argo Graphics, Inc. 90,136
34,000 Asahi Group Holdings, Ltd. 1,372,659
9,100 ASKUL Corporation 321,364
69,800 Astellas Pharmaceutical, Inc. 1,132,996
15,100 Autobacs Seven Company, Ltd. 207,352
7,700 Azbil Corporation 392,165
8,700 Bandai Namco Holdings, Inc. 741,859
1,300 Belc Company, Ltd. 73,543
9,400 Benesse Holdings, Inc. 181,449
27,800 Bridgestone Corporation 1,035,758
9,900 Bunka Shutter Company, Ltd. 88,340
14,300 Canon Electronics, Inc. 239,940
10,200 Canon Marketing Japan, Inc. 223,810
7,400 Cawachi, Ltd. 206,790
1,300 Central Glass Company, Ltd. 26,575
47,000 Chiyoda Company, Ltd. 416,775
10,500 Chubu Electric Power Company,
Inc. 128,601
36,200 Chugai Pharmaceutical Company,
Ltd. 1,894,315
6,600 Chugoku Marine Paints, Ltd. 59,917
12,200 CKD Corporation 277,193
1,300 Cocokara Fine, Inc. 84,664
11,700 Computer Engineering &
Consulting, Ltd. 156,935
1,900 CONEXIO Corporation 24,815
7,500 Cosel Company, Ltd. 81,010
500 COSMOS Pharmaceutical
Corporation 76,234

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Japan (20.3%) - continued
21,200 Daicel Corporation $ 161,271
100 Daido Steel Company, Ltd. 4,092
2,700 Daifuku Company, Ltd. 308,145
33,300 Daiichi Sankyo Company, Ltd. 1,071,961
2,200 Daiichikosho Company, Ltd. 75,901
8,200 Daikin Industries, Ltd. 1,731,286
9,100 Daito Trust Construction Company,
Ltd. 948,347
63,200 DCM Holdings Company, Ltd. 638,631
71,400 Dena Company, Ltd. 1,332,960
52,900 Denso Corporation 2,940,454
17,100 DIC Corporation 418,666
9,900 DIP Corporation 271,695
300 DISCO Corporation 97,595
9,400 Doshisha Company, Ltd. 168,354
15,100 DOWA Holdings Company, Ltd. 552,294
39,318 DTS Corporation 837,851
26,600 Ebara Corporation 918,415
31,700 EDION Corporation 310,660
13,000 Eiken Chemical Company, Ltd. 285,952
7,200 Eisai Company, Ltd. 525,481
19,200 EPS Holdings, Inc. 186,895
55,300 Exedy Corporation 827,916
33,800 F@N Communications, Inc. 131,281
7,000 FANUC Corporation 1,827,485
1,800 Fast Retailing Company, Ltd. 1,547,140
11,500 Ferrotec Holdings Corporation 184,320
36,400 Financial Products Group
Company, Ltd. 173,248
4,500 Fuji Corporation 117,618
22,300 Fuji Soft, Inc. 1,152,009
1,800 Fujibo Holdings, Inc. 69,122
9,800 Fujikura, Ltd.
a
45,929
8,500 Fujimi Incorporated 348,126
168 Fukuoka REIT Corporation 256,280
8,200 Furukawa Electric Company, Ltd. 221,106
33,500 Glory, Ltd. 649,334
51 GLP J-Reit 82,163
6,300 GMO Internet, Inc. 177,972
11,800 Goldcrest Company, Ltd. 203,166
111,100 Gree, Inc. 611,013
43,800 H.U. Group Holdings, Inc. 1,302,352
300 Hamakyorex Company, Ltd. 8,766
600 Hamamatsu Photonics KK 34,801
124 Hankyu REIT, Inc. 150,940
21,600 Hanwa Company, Ltd. 557,985
4,900 Heiwa Corporation 68,701
568 Heiwa Real Estate REIT, Inc. 742,589
5,900 Hikari Tsushin, Inc. 1,237,318
9,200 Hitachi, Ltd. 378,997
14,900 Hogy Medical Company, Ltd. 454,786
81,200 Hokuetsu Corporation 345,519
7,300 Hokuto Corporation 150,620
39,900 Honda Motor Company, Ltd. 1,053,628
1,000 Horiba, Ltd. 65,468
36 Hoshino Resorts REIT, Inc. 176,170
12,300 Hoya Corporation 1,573,833
297 Ichigo Real Estate Investment
Corporation 227,447
7,900 IDOM, Inc. 46,116
16,500 INES Corporation 224,474
9,400 Internet Initiative Japan Inc. 192,659
19,200 ITOCHU Corporation 549,869
20,100 ITOCHU Techno-Solutions
Corporation 708,608
Shares Common Stock (92.4%) Value
Japan (20.3%) - continued
1,800 Itoham Yonekyu Holdings, Inc. $ 12,180
8,400 Izumi Company, Ltd. 301,874
8,400 JAC Recruitment Company, Ltd. 149,295
6,100 JAFCO Company, Ltd. 329,891
6,000 Japan Aviation Electronics Industry,
Ltd. 93,125
13,700 Japan Exchange Group, Inc. 319,833
1,052 Japan Hotel REIT Investment
Corporation 529,919
17,800 Japan Investment Adviser
Company, Ltd. 188,471
8,800 Japan Lifeline Company, Ltd. 126,969
106 Japan Logistics Fund, Inc. 317,071
23,700 Japan Material Company, Ltd. 330,877
145,200 Japan Post Bank Company, Ltd. 1,255,543
119,800 Japan Post Holdings Company,
Ltd. 952,718
8 Japan Prime Realty Investment
Corporation 28,225
71,400 Japan Tobacco, Inc. 1,418,311
26,300 JGC Corporation 297,976
3,100 JSP Corporation 50,149
30,100 Kamigumi Company, Ltd. 530,995
300 Kanamoto Company, Ltd. 6,416
154,156 Kandenko Company, Ltd. 1,328,781
2,200 Kaneka Corporation 79,009
3,700 Kanematsu Corporation 46,535
2,800 Kanematsu Electronics, Ltd. 103,781
21,900 Kansai Electric Power Company,
Inc. 214,716
25,971 Kao Corporation 1,884,373
200 Kato Sangyo Company, Ltd. 6,600
55,200 KDDI Corporation 1,622,479
129 Kenedix Retail REIT Corporation 312,222
8,900 Keyence Corporation 4,778,242
1,300 Kintetsu World Express, Inc. 31,870
23,400 Kirin Holdings Company, Ltd. 502,960
3,800 KLab, Inc.
a
33,084
3,300 KOA Corporation 50,230
3,000 Kobayashi Pharmaceutical
Company, Ltd. 337,827
23,100 Kohnan Shoji Company, Ltd. 628,148
12,900 Kokuyo Company, Ltd. 167,903
10,200 KOMERI Company, Ltd. 270,858
32,300 Konoike Transport Company, Ltd. 317,116
29,700 Koshidaka Holdings Company, Ltd. 118,855
28,400 K's Holdings Corporation 384,020
4,600 Kubota Corporation 101,067
1,900 Kura Sushi, Inc. 115,334
2,100 Kurabo Industries, Ltd. 36,140
6,800 Kureha Corporation 421,195
4,400 Kyoei Steel, Ltd. 56,656
3,000 Kyokuto Kaihatsu Kogyo Company,
Ltd. 41,229
2,200 Lasertec Corporation 294,686
24,500 Lintec Corporation 554,938
26,200 M3, Inc. 2,205,377
4,800 Mabuchi Motor Company, Ltd. 197,937
21,500 Macnica Fuji Electronics Holdings,
Inc. 450,558
191,200 Marubeni Corporation 1,270,392
10,100 Matsui Securities Company, Ltd. 78,541
3,300 Matsumotokiyoshi Holdings
Company, Ltd. 130,878
12,300 Maxell Holdings, Ltd.
a
161,605
6,300 MCJ Company, Ltd. 60,354

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Japan (20.3%) - continued
23,600 Mebuki Financial Group, Inc. $ 45,692
5,800 Medipal Holdings Corporation 118,754
5,100 MegaChips Corporation 151,244
2,600 Meidensha Corporation 60,409
7,200 MEITEC Corporation 377,361
103,500 Mitsubishi Corporation 2,621,874
42,800 Mitsubishi Electric Corporation 652,906
34,100 Mitsubishi Estate Company, Ltd. 539,462
17,800 Mitsubishi Materials Corporation 378,209
4,200 Mitsubishi Research Institute, Inc. 169,040
6,400 Mitsubishi Shokuhin Company, Ltd. 173,232
622,800 Mitsubishi UFJ Financial Group,
Inc. 2,812,428
13,200 Mitsubishi UFJ Lease & Finance
Company, Ltd. 64,590
169,600 Mitsui & Company, Ltd. 3,146,857
16,600 Mitsui Fudosan Company, Ltd. 336,941
7,600 Mitsui Mining and Smelting
Company, Ltd. 264,678
3,300 Mitsui Sugar Company, Ltd. 58,568
28,200 Mixi, Inc. 661,141
20,300 Mizuho Financial Group, Inc. 267,602
5,400 Modec, Inc. 100,806
4,900 MonotaRO Company, Ltd. 245,532
40 Mori Hills REIT Investment
Corporation 55,760
219 Mori Trust Sogo REIT, Inc. 289,630
16,500 MS and AD Insurance Group
Holdings, Inc. 474,728
17,800 Murata Manufacturing Company,
Ltd. 1,709,655
12,000 Nagase & Company, Ltd. 172,087
7,500 NEC Corporation 408,066
66,400 NEC Networks & System Integration
Corporation 1,175,745
13,500 NEXON Company, Ltd. 409,636
23,700 Nidec Corporation 3,153,954
3,800 Nihon Chouzai Company, Ltd. 54,434
2,000 Nihon Kohden Corporation 59,596
3,900 Nihon M&A Center, Inc. 225,845
1,300 Nihon Parkerizing Company, Ltd. 12,622
15,200 Nihon Unisys, Ltd. 576,808
25,200 Nikkon Holdings Company, Ltd. 508,544
3,600 Nintendo Company, Ltd. 2,072,288
7,800 Nippn Corporation 122,799
79 Nippon Building Fund, Inc. 477,164
50,300 Nippon Electric Glass Company,
Ltd. 1,105,076
91,240 Nippon Light Metal Holdings
Company, Ltd. 1,647,375
46 Nippon REIT Investment
Corporation 163,527
29,300 Nippon Steel Trading Corporation 1,005,149
100 Nippon Suisan Kaisha, Ltd. 418
80,400 Nippon Telegraph & Telephone
Corporation 2,009,502
6,800 Nipro Corporation 80,184
3,000 Nishio Rent All Company, Ltd. 62,517
4,000 Nissan Chemical Industries, Ltd. 227,836
76,278 Nissan Motor Company, Ltd.
a
393,267
4,700 Nissha Company, Ltd. 60,540
17,400 Nisshin Oillio Group, Ltd. 506,760
2,700 Nitori Holdings Company, Ltd. 535,850
9,600 Noevir Holdings Company, Ltd. 422,301
4,400 Nojima Corporation 112,368
Shares Common Stock (92.4%) Value
Japan (20.3%) - continued
361 Nomura Real Estate Master Fund,
Inc. $ 549,649
9,200 Nomura Research Institute, Ltd. 309,896
9,100 NS Solutions Corporation 292,337
56,100 NSD Company, Ltd. 1,073,874
3,000 OBIC Company, Ltd. 561,312
3,438 Okinawa Electric Power Company,
Inc. 46,300
8,000 Okuwa Company, Ltd. 96,736
34,900 Olympus Corporation 631,019
51 One REIT, Inc. 132,901
9,800 Ono Pharmaceutical Company, Ltd. 292,521
161,500 Onward Holdings Company, Ltd. 377,700
26,600 Open House Company, Ltd. 1,070,731
8,100 Oracle Corporation Japan 954,326
6,000 Oriental Land Company, Ltd. 939,068
90,500 ORIX Corporation 1,452,153
3,600 Osaka Soda Company, Ltd. 87,244
2,800 Otsuka Corporation 140,983
25,500 OUTSOURCING Inc. 319,657
5,000 Paramount Bed Holdings
Company, Ltd. 218,978
15,900 Pasona Group, Inc. 285,681
9,500 Prima Meat Packers, Ltd. 296,645
5,000 Proto Corporation 49,126
5,000 Rakus Company, Ltd. 90,570
42,516 Recruit Holdings Company, Ltd. 1,849,337
3,900 Ricoh Leasing Company, Ltd. 114,895
9,100 Rinnai Corporation 950,480
97,200 Riso Kyoiku Corporation, Ltd. 295,733
1,900 Rohm Company, Ltd. 192,779
1,600 Ryosan Company, Ltd. 35,556
3,400 Saint Marc Holdings Company, Ltd. 47,165
7,400 Sangetsu Company, Ltd. 110,508
3,400 Sankyo Company, Ltd. 97,114
8,200 Sankyu Inc. 308,743
38,400 Santen Pharmaceutical Company,
Ltd. 635,091
29,800 Sanyo Special Steel Company,
Ltd.
a
416,113
2,800 Sapporo Holdings, Ltd. 54,323
14,100 Sawai Pharmaceutical Company,
Ltd. 644,555
8,000 SBS Holdings, Inc. 183,590
4,000 SCREEN Holdings Company, Ltd. 308,514
3,700 Secom Company, Ltd. 335,254
9,200 Seiko Holdings Corporation 123,654
64,200 Seino Holdings Company, Ltd. 831,695
221 Sekisui House REIT, Inc. 159,945
36,000 Sekisui House, Ltd. 695,537
87,600 Senko Group Holdings Company,
Ltd. 813,981
34,600 Seven & I Holdings Company, Ltd. 1,321,306
24,800 SG Holdings Company, Ltd. 635,690
2,100 Shimano, Inc. 492,393
12,900 Shin-Etsu Chemical Company, Ltd. 2,245,615
2,700 Shin-Etsu Polymer Company, Ltd. 25,129
34,800 Shinko Electric Industries
Company, Ltd. 874,793
6,100 Shionogi & Company, Ltd. 331,169
12,191 Shiseido Company, Ltd. 791,434
14,600 SHO-BOND Holdings Company,
Ltd. 635,291
98,500 SKY Perfect JSAT Holdings, Inc. 432,611
1,700 SMC Corporation 1,028,777
142,900 SoftBank Corporation 1,877,200

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Japan (20.3%) - continued
42,200 SoftBank Group Corporation $ 3,269,360
257,600 Sojitz Corporation 596,325
39,700 Sony Corporation 3,799,793
256 Star Asia Investment Corporation
REIT 117,508
2,500 Sugi Holdings Company, Ltd. 164,292
100,700 Sumitomo Corporation 1,336,747
175,900 Sumitomo Electric Industries, Ltd. 2,348,005
61,500 Sumitomo Mitsui Financial Group,
Inc. 1,910,702
7,300 Sumitomo Osaka Cement
Company, Ltd. 220,823
2,500 Sumitomo Seika Chemicals
Company, Ltd. 102,676
7,876 Sundrug Company, Ltd. 312,473
5,000 Sysmex Corporation 583,312
12,900 Taiho Kogyo Company, Ltd. 87,579
5,200 Taiko Pharmaceutical Company,
Ltd. 78,948
23,200 Taisei Corporation 751,613
41,100 Takara Leben Company, Ltd. 123,905
83,200 Takeda Pharmaceutical Company,
Ltd. 2,926,114
3,900 TDK Corporation 630,599
19,500 Terumo Corporation 757,881
5,200 TIS, Inc. 115,631
3,100 Toa Corporation 60,627
2,100 Toho Holdings Company, Ltd. 39,547
33,700 Tokio Marine Holdings, Inc. 1,655,374
6,300 Tokyo Electron, Ltd. 2,395,593
1,600 Tokyo Gas Company, Ltd. 35,060
8,700 Tokyo Ohka Kogyo Company, Ltd. 584,600
13,500 Tokyo Seimitsu Company, Ltd. 624,194
7,500 Tokyotokeiba Company, Ltd. 310,750
93 Tokyu REIT, Inc. 147,014
7,200 Topre Corporation 99,741
10,600 Tosei Corporation 104,753
11,200 Toshiba Corporation 365,749
4,000 Tosho Company, Ltd. 58,974
15,700 Towa Pharmaceutical Company,
Ltd. 314,272
37,000 Toyo Seikan Group Holdings, Ltd. 396,522
12,600 Toyo Tanso Company, Ltd. 232,149
70,500 Toyota Motor Corporation 4,944,577
17,900 Transcosmos, Inc. 448,764
5,500 Trend Micro, Inc. 302,693
7,400 TS Tech Company, Ltd. 214,229
36,600 Tsubakimoto Chain Company 941,187
7,600 Tsukui Corporation 40,809
109,200 TV Asahi Holdings Corporation 2,105,481
34,900 Ube Industries, Ltd. 662,978
3,700 ULVAC, Inc. 167,207
12,100 Unicharm Corporation 542,678
8,500 United Super Markets Holdings,
Inc. 92,421
15,300 Universal Entertainment
Corporation
a
350,587
53,400 Ushio, Inc. 690,612
31,700 USS Company, Ltd. 624,224
2,400 V Technology Company, Ltd. 141,393
18,400 Valor Company, Ltd. 435,357
13,000 Wakita & Company, Ltd. 123,299
2,000 West Holdings Corporation 83,816
4,700 World Holdings Company, Ltd. 85,104
6,500 Yamabiko Corporation 79,589
6,400 Yaskawa Electric Corporation 328,246
Shares Common Stock (92.4%) Value
Japan (20.3%) - continued
15,600 Yumeshin Holdings Company, Ltd. $ 106,277
74,500 Z Holdings Corporation 462,819
Total 176,797,555
Jersey (0.6%)
143,206 boohoo group plc
a
662,034
87,875 Experian plc 3,071,450
542,071 Man Group plc 1,082,142
1,688 Polymetal International plc 36,458
Total 4,852,084
Luxembourg (0.4%)
1,136 Allegro.eu SA
a,b
22,415
24,742 APERAM 1,070,933
203,576 B&M European Value Retail SA 1,488,030
1,155 Eurofins Scientific SE
a
110,865
1,428 Reinet Investments SCA 25,008
61,094 Tenaris SA ADR
c
944,513
Total 3,661,764
Malaysia (<0.1%)
5,000 AEON Credit Service (M) Berhad 13,341
65,336 Berjaya Sports Toto Berhad 32,779
28,500 Bursa Malaysia Berhad 65,842
83,300 Mah Sing Group Berhad 16,507
203,000 Serba Dinamik Holdings Berhad 80,282
8,700 TIME dotCom Berhad 29,875
36,500 Yinson Holdings Berhad 46,819
Total 285,445
Malta (0.1%)
2,792 Kambi Group plc
a
155,934
67,032 Kindred Group plc SDR
a
803,783
Total 959,717
Mexico (0.2%)
29,500 Alfa SAB de CV 18,521
17,565 America Movil SAB de CV ADR 232,034
1,025 Coca-Cola FEMSA SAB de CV ADR 44,629
29,500 Controladora Nemak, SAB de CV
a
3,842
17,556 Corporacion Inmobiliaria Vesta,
SAB de CV 33,101
1,065 Fomento Economico Mexicano SAB
de CV ADR 72,473
1,865 Grupo Aeroportuario del Sureste,
SAB de CV
a
29,357
45,230 Grupo Financiero Banorte SAB de
CV ADR
a
225,278
17,200 Grupo Financiero Inbursa, SAB de
CV
a
15,422
36,700 Grupo Mexico, SAB de CV 158,391
1,610 Industrias Penoles, SAB de CV
a
24,035
5,800 Megacable Holdings SAB de CV 21,042
162,700 Wal-Mart de Mexico, SAB de CV 463,281
Total 1,341,406
Netherlands (3.8%)
61,846 Aalberts NV 2,791,944
3,816 ABN AMRO Group NV
a,b
39,854
10,748 Airbus Group NV
a
1,080,792
2,669 Arcadis NV
a
93,576
7,590 ASM International NV 1,944,314
17,670 ASML Holding NV 9,433,186
25,368 BE Semiconductor Industries NV 1,744,140

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Netherlands (3.8%) - continued
4,278 Brunel International NV
a
$ 41,377
6,572 Euronext NV
b
707,783
11,885 Ferrari NV 2,473,135
32,972 Flow Traders
b
1,263,614
1,103 IMCD NV 136,887
45,230 ING Groep NV
a
402,156
9,222 Koninklijke DSM NV 1,612,126
37,390 Koninklijke Philips NV
a
2,038,095
33,891 NN Group NV 1,411,610
4,080 Prosus NV 476,669
2,704 RHI Magnesita NV 143,370
24,910 Signify NV
a,b
1,188,605
4,366 TKH Group NV 206,205
63,612 Unilever NV 3,697,699
1,106 Van Lanschot Kempen NV
a
27,510
1,880 Yandex NV
a
118,294
Total 33,072,941
New Zealand (0.1%)
40,023 Spark New Zealand, Ltd. 137,414
5,898 Xero, Ltd.
a
581,831
124,621 Z Energy, Ltd.
a
263,139
Total 982,384
Norway (1.2%)
10,726 Atea ASA 163,198
254,552 DnB ASA
a
4,955,740
115,277 Elkem ASA
b
350,212
50,200 Equinor ASA 899,644
97,048 Europris ASA
b
537,380
9,414 Kongsberg Gruppen ASA 182,099
70,709 Orkla ASA 687,340
34,193 Scatec ASA
b
1,293,835
19,988 SpareBank 1 SMN 232,678
4,009 Tomra Systems ASA 183,478
12,792 Veidekke ASA 153,821
15,242 Wallenius Wilhelmsen ASA
a
37,637
16,603 Yara International ASA 772,044
Total 10,449,106
Peru (<0.1%)
7,621 Cia de Minas Buenaventura SA
ADR
a
77,582
Total 77,582
Philippines (<0.1%)
1,565 Globe Telecom, Inc. 63,093
22,930 Jollibee Foods Corporation 84,546
9,330 Manila Electric Company 50,550
79,610 Puregold Price Club, Inc. 59,490
Total 257,679
Poland (0.1%)
16,868 Asseco Poland SA 307,050
376 Bank Handlowy w Warszawie SA
a
3,903
2,644 Bank Pekao SA
a
45,001
1,988 CD Projekt SA
a
162,120
8,095 Cyfrowy Polsat SA 66,288
577 KGHM Polska Miedz SA
a
29,042
202 mBank SA
a
10,563
12,106 Powszechna Kasa Oszczednosci
Bank Polski SA
a
93,471
Shares Common Stock (92.4%) Value
Poland (0.1%) - continued
348 Santander Bank Polska SA
a
$ 16,840
Total 734,278
Portugal (<0.1%)
52,912 EDP - Energias de Portugal SA 332,101
Total 332,101
Russian Federation (0.3%)
54,220 Alrosa PJSC 71,209
45,337 Gazprom PJSC ADR 252,025
3,554 Lukoil ADR 251,533
11,180 M.Video PJSC 105,511
3,253 Magnit OJSC GDR 48,366
4,537 Mechel PJSC ADR
a
7,804
595 MMC Norilsk Nickel PJSC ADR 19,103
10,231 Mobile TeleSystems PJSC ADR 92,079
548 Novatek PJSC GDR 91,444
1,053 Novolipetsk Steel OJSC GDR 29,289
125 PAO Transneft 236,186
21,250 PJSC Rostelecom 28,320
44,598 Rosneft Oil Company PJSC GDR 275,212
223,920 Sberbank of Russia PJSC 759,625
9,279 Severstal PJSC 153,994
378,100 Surgutneftegas PJSC 199,350
35,237 Surgutneftegas PJSC ADR 153,694
Total 2,774,744
Saudi Arabia (0.3%)
4,098 Advanced Petrochemical Company 69,707
13,050 Al Rajhi Bank 253,552
5,146 Arab National Bank 27,844
6,099 Arabian Cement Company 73,744
8,036 Arriyadh Development Company 38,865
6,249 Banque Saudi Fransi 55,960
5,894 Eastern Province Cement Company 71,025
4,315 Jarir Marketing Company 201,099
1,502 National Medical Care Company 21,017
2,360 Qassim Cement Company 56,726
36,782 Riyad Bank 208,872
18,287 Sahara International Petrochemical
Company 89,449
1,957 Saudi Arabian Mining Company
a
21,845
39,671 Saudi Arabian Oil Company
b
367,290
15,987 Saudi Basic Industries Corporation 436,565
6,269 Saudi Industrial Investment Group
Company 42,970
2,433 Saudi Telecom Company 73,309
3,205 Southern Province Cement
Company 76,051
26,802 The National Commercial Bank 308,071
19,600 The Saudi British Bank 139,806
1,494 United International Transportation
Company 15,554
Total 2,649,321
Singapore (0.8%)
26,500 AEM Holdings, Ltd. 79,209
588,200 Ascendas REIT 1,357,172
1,813 China Yuchai International, Ltd. 28,953
213,400 DBS Group Holdings, Ltd. 4,024,137
61,500 Parkway Life REIT
a
191,845
56,700 Sheng Siong Group, Ltd. 68,954
44,500 Singapore Exchange, Ltd. 330,592
954,200 Yangzijiang Shipbuilding Holdings,
Ltd. 704,685

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Singapore (0.8%) - continued
275,800 Yanlord Land Group, Ltd. $ 227,408
Total 7,012,955
South Africa (0.4%)
31,839 AECI, Ltd. 191,581
2,251 African Rainbow Minerals, Ltd. 40,820
1,172 Anglo American Platinum, Ltd. 116,597
3,051 AngloGold Ashanti, Ltd. ADR 71,576
3,798 Aspen Pharmacare Holdings, Ltd.
a
35,854
19,914 Barloworld, Ltd.
a
123,942
587 Capitec Bank Holdings, Ltd.
a
53,732
2,701 Clicks Group, Ltd. 44,377
30,875 DataTec, Ltd.
a
50,421
31,760 FirstRand, Ltd. 99,750
7,193 Gold Fields, Ltd. ADR 67,111
7,642 Harmony Gold Mining Company,
Ltd. ADR
a
34,007
6,723 Impala Platinum Holdings, Ltd. 90,791
17,165 Investec plc 44,429
15,375 Investec, Ltd. 38,900
2,971 Kumba Iron Ore, Ltd. 119,473
74,736 Momentum Metropolitan Holdings 81,382
5,732 Motus Holdings, Ltd.
a
23,334
9,236 Mr Price Group, Ltd. 104,947
15,054 MTN Group, Ltd. 62,106
7,592 MultiChoice Group, Ltd. 64,653
5,694 Naspers, Ltd. 1,317,189
43,268 Ninety One, Ltd. 132,421
2,282 Northam Platinum, Ltd.
a
28,350
5,334 Pick n Pay Stores, Ltd. 18,766
5,669 Sasol, Ltd.
a
61,108
6,453 Shoprite Holdings, Ltd. 59,640
32,032 Sibanye Stillwater, Ltd. 121,599
4,652 Spar Group, Ltd. 59,687
11,185 Standard Bank Group 92,726
1,806 Tiger Brands, Ltd. 23,793
Total 3,475,062
South Korea (1.4%)
767 Binggrae Company, Ltd.
a
38,295
9,113 Cheil Worldwide, Inc. 156,866
2,445 Chong Kun Dang Pharmaceutical
Corporation
a
400,011
1,681 Daou Technology, Inc.
a
39,862
4,874 DongKook Pharmaceutical
Company, Ltd.
a
135,288
1,364 Green Cross Holdings Corporation
a
53,310
3,782 Hancom, Inc.
a
57,708
1,582 Hansol Chemical Company, Ltd.
a
271,473
1,102 Hanwha Aerospace Company, Ltd.
a
40,042
1,829 Hanwha Investment & Securities
Corporation, Ltd.
a
4,270
144,006 Hanwha Life Insurance
Corporation, Ltd.
a
342,826
510 Hyundai Glovis Company, Ltd. 86,487
399 Hyundai Motor Company 81,353
3,084 Hyundai Steel Company 106,701
12,463 JB Financial Group Corporation,
Ltd.
a
57,700
583 KEPCO Plant Service &
Engineering Company, Ltd.
a
14,107
11,406 Kia Motors Corporation 835,925
799 Korea Zinc Company, Ltd.
a
288,299
798 LG Chem, Ltd. 650,891
610 LG Electronics, Inc. 83,279
Shares Common Stock (92.4%) Value
South Korea (1.4%) - continued
7,468 LG International Corporation $ 175,872
3,445 LS Electric Company, Ltd.
a
188,424
1,289 Meritz Fire & Marine Insurance
Company, Ltd.
a
18,216
10,846 Mirae Asset Daewoo Company,
Ltd.
a
91,858
792 NCSoft Corporation
a
671,022
5,438 Poongsan Corporation
a
138,089
2,010 POSCO 441,207
1,337 Samsung Electro-Mechanics
Company, Ltd. 243,185
62,445 Samsung Electronics Company,
Ltd. 4,565,168
11,649 Samsung Securities Corporation,
Ltd. 392,826
3,305 Sillicon Works Company, Ltd. 200,521
1,452 SK Holdings Company, Ltd. 403,483
9,884 SK Hynix, Inc. 1,079,140
166 Taekwang Industrial Corporation,
Ltd.
a
124,346
Total 12,478,050
Spain (2.0%)
105,255 Acerinox SA 1,168,691
62,464 Applus Services SA
a
624,748
542,115 Banco Bilbao Vizcaya Argentaria
SA 2,473,514
322,705 Banco Santander SA
a
941,944
114,945 Bankinter SA 645,177
88,869 CIA De Distribucion Integral 1,671,841
71,443 Enagas SA 1,573,929
17,664 Endesa SA 451,442
2,633 Gestamp Automocion SA
a,b
12,198
22,975 Grifols SA 676,330
171,876 Iberdrola SA 2,327,059
171,876 Iberdrola SA, Rights
a,d
32,911
66,527 Industria de Diseno Textil SA 1,973,069
4,443 Let's GOWEX SA
a,d,e
1
171,396 Liberbank SA
a
43,888
322,190 Mediaset Espana Comunicacion
SA
a
1,656,201
5,627 Pharma Mar SA 715,211
4,614 Repsol SA 45,326
6,252 Solaria Energia y Medio Ambiente
SA
a
160,870
67,593 Unicaja Banco SA
a,b
46,575
2,116 Viscofan SA 149,450
Total 17,390,375
Sweden (3.6%)
6,193 AAK AB 121,047
42,840 AB Industrivarden, Class C
a
1,362,447
1,475 AF Poyry AB
a
40,349
98,608 Arjo AB 732,807
97,481 Assa Abloy AB 2,410,879
6,448 Atlas Copco AB 301,895
17,549 Atlas Copco AB, Class A 952,092
6,985 Atrium Ljungberg AB 134,366
6,170 Axfood AB 148,282
2,202 Beijer Ref AB 91,344
99,952 Betsson AB 939,308
33,711 Bilia AB
a
418,005
30,658 Biotage AB
a
517,308
3,888 Boozt AB
a,b
77,419
960 Bravida Holding AB
b
11,557

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Sweden (3.6%) - continued
29,818 Castellum AB $ 715,374
58,787 Cloetta AB 168,354
5,123 Coor Service Management Holding
AB
a,b
35,008
61,635 Dometic Group AB
a,b
850,663
38,013 Dustin Group AB
b
360,357
7,006 Epiroc AB, Class B 120,253
28,654 EQT AB 893,171
15,949 Evolution Gaming Group AB
b
1,552,045
29,893 Fabege AB 445,453
3,275 Fastighets AB Balder
a
163,666
5,347 Fortnox AB 262,349
12,136 Getinge AB 313,039
39,920 Granges AB
a
458,322
146,824 Hexpol AB 1,604,634
40,755 Holmen AB 1,865,740
64,117 Husqvarna AB 793,293
30,262 Indutrade AB
a
620,205
42,213 Inwido AB
a
575,019
34,955 Kinnevik AB 1,714,872
98,614 Kungsleden AB 1,008,351
1,513 L E Lundbergforetagen AB
a
79,467
40,720 LeoVegas AB
b
166,171
11,523 Lifco AB 1,057,798
30,386 Lindab International AB 648,129
2,298 Loomis AB 58,960
6,060 Lundin Energy AB 164,608
1,179 NCC AB 19,746
16,464 NIBE Industrier AB 549,558
41,936 Nobia AB
a
326,171
53,166 Nobina AB
a,b
423,151
9,482 Nolato AB
a
877,605
1,986 Nordic Entertainment Group AB
a
103,955
30,120 Resurs Holding AB
a,b
163,234
86,124 Svenska Handelsbanken AB
a
858,570
41,694 Swedbank AB 784,505
13,631 Swedish Match AB 1,051,124
25,405 Thule Group AB
a,b
942,066
1,669 Vitrolife AB
a
44,110
2,019 Wihlborgs Fastigheter AB 41,462
Total 31,139,663
Switzerland (7.5%)
3,357 ALSO Holding AG 901,113
1,195 Ascom Holding AG
a
20,439
2,541 Bachem Holding AG 1,015,041
14,723 Baloise Holding AG 2,465,537
727 BKW FMB Energie 83,043
311 Bucher Industries AG 147,151
2,137 EMS-CHEMIE Holding AG 2,015,619
102,625 Ferrexpo plc 395,706
99 Forbo Holding AG 168,563
14,424 Galenica AG
b
952,778
1,349 Geberit AG 825,678
241 Givaudan SA 970,934
143 Gurit Holding AG 420,251
8,210 Huber & Suhner AG 676,257
157 Interroll Holding AG 516,890
9,636 Kuehne & Nagel International AG 2,192,730
196 Lindt & Spruengli AG 1,698,174
83 Logitech International SA 8,620
2,464 Lonza Group AG 1,573,756
114,332 Nestle SA 12,816,227
98,737 Novartis AG 8,940,160
1,561 Partners Group Holding AG 1,843,216
Shares Common Stock (92.4%) Value
Switzerland (7.5%) - continued
21,736 PSP Swiss Property AG $ 2,780,876
21,880 Roche Holding AG 7,551,052
803 Siegfried Holding AG 580,820
16,757 Sika AG 4,559,779
5,089 Sonova Holding AG
a
1,227,666
6,723 Swiss Life Holding AG 3,065,388
9,055 Tecan Group AG 4,381,141
6,468 UBS Group AG 93,228
181 Zehnder Group AG 13,239
Total 64,901,072
Taiwan (1.5%)
46,000 BES Engineering Corporation 13,662
108,000 Capital Securities Corporation 51,558
1,630,000 China Development Financial
Holding Corporation 518,518
456,000 CTBC Financial Holding Company,
Ltd. 308,921
97,000 Delta Electronics, Inc. 976,360
18,000 Feng Hsin Iron & Steel Company,
Ltd. 40,431
427,000 Fubon Financial Holding Company,
Ltd. 693,320
8,000 Greatek Electronics, Inc. 18,106
2,000 Highwealth Construction
Corporation 3,038
8,000 Hon Hai Precision Industry
Company, Ltd. 31,817
34,000 Huaku Development Company, Ltd. 104,375
234,534 IBF Financial Holdings Company,
Ltd. 105,386
7,000 King's Town Bank Company, Ltd. 9,473
48,000 Makalot Industrial Company, Ltd. 321,295
3,602 Makalot Industrial Compnay, Ltd.,
Rights
a,d
6,296
1,000 MediaTek, Inc. 31,234
25,000 Namchow Holdings Company, Ltd. 39,732
48,000 Nantex Industry Company, Ltd. 98,138
16,000 President Securities Corporation 11,396
58,000 SerComm Corporation 151,863
198,000 Shinkong Synthetic Fibers
Corporation 88,841
129,758 Sigurd Microelectronics
Corporation 225,151
31,000 Sinbon Electronics Company, Ltd. 276,991
8,000 Sitronix Technology Corporation 45,710
47,000 Sunonwealth Electric Machine
Industry Company, Ltd. 87,585
35,000 Syncmold Enterprise Corporation 101,135
35,000 Systex Corporation 104,787
345,145 Taichung Commercial Bank
Company, Ltd. 131,144
333,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,050,523
71,000 Topco Scientific Company, Ltd. 299,786
16,000 Transcend Information, Inc. 35,178
39,000 Tung Ho Steel Enterprise
Corporation 43,672
432,000 United Microelectronics
Corporation 774,042
48,000 USI Corporation 34,400
5,000 Wah Lee Industrial Corporation 13,394
50,000 YFY, Inc. 41,747
Total 12,889,005

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (92.4%) Value
Thailand (0.1%)
16,400 Advanced Info Service Public
Company, Ltd. NVDR $ 94,062
41,800 Bangkok Bank Public Company,
Ltd. NVDR 157,850
57,000 Com7 Public Company, Ltd. NVDR 82,085
86,000 Intouch Holdings Public Company,
Ltd. NVDR 160,510
82,300 Kasikornbank pcl NVDR 347,481
113,500 Ratchthani Leasing Public
Company, Ltd. NVDR 15,056
147,300 Thai Vegetable Oil Public
Company, Ltd. NVDR 160,723
Total 1,017,767
Turkey (0.1%)
14,068 Anadolu Efes Biracilik ve Malt
Sanayii AS 47,596
5,202 Eregli Demir ve Celik Fabrikalari
TAS 10,165
2,935 Ford Otomotiv Sanayi AS 57,523
50,548 Haci Omer Sabanci Holding AS 72,458
17,906 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
37,645
5,396 Migros Ticaret AS
a
32,551
8,645 Selcuk Ecza Deposu Ticaret ve
Sanayi AS 15,111
24,868 TAV Havalimanlari Holding AS 72,323
2,332 Turkcell Iletisim Hizmetleri AS ADR 12,663
40,227 Turkiye Garanti Bankasi AS
a
50,956
40,395 Turkiye Is Bankasi AS
a
33,701
31,156 Turkiye Sinai Kalkinma Bankasi AS
a
7,695
5,038 Vestel Elektronik Sanayi ve Ticaret
AS
a
18,039
Total 468,426
United Kingdom (9.2%)
55,903 888 Holdings Public Company, Ltd. 231,317
15,987 Anglo American plc 525,866
7,618 AstraZeneca plc 777,118
110,464 Auto Trader Group plc
a,b
851,627
249 Bank of Georgia Group plc
a
3,906
617,946 Barclays plc
a
1,127,250
34,187 BHP Group plc 936,902
917 Big Yellow Group plc 13,837
496,600 BP plc 1,845,336
34,334 Brewin Dolphin Holdings plc 138,130
101,221 British American Tobacco plc 3,678,142
5,306 Bunzl plc 170,320
4,075 Cairn Energy plc 10,053
41,710 Central Asia Metals plc 124,988
3,166 CMC Markets plc
b
17,460
18,465 Computacenter plc 591,108
27,272 Croda International plc 2,343,164
31,347 Dechra Pharmaceuticals plc 1,545,248
4,253 Derwent London plc 184,097
53,938 Diageo plc 2,165,451
4,401 Diploma plc 139,065
471,935 Direct Line Insurance Group plc 1,936,986
21,324 Diversified Gas & Oil plc 33,567
1,499 EMIS Group plc 23,701
2,601 Fevertree Drinks plc 86,991
8,121 Games Workshop Group plc 1,145,951
254,115 GlaxoSmithKline plc 4,719,229
80,729 Grainger plc 293,527
345 Greggs plc
a
9,775
Shares Common Stock (92.4%) Value
United Kingdom (9.2%) - continued
23,020 Halfords Group plc
a
$ 85,948
110,894 Halma plc 3,737,803
11,973 HomeServe plc 170,683
2,469 Howden Joinery Group plc
a
22,638
662,778 HSBC Holdings plc
a
3,468,045
95,850 IG Group Holdings plc 982,273
57,261 IMI plc 974,499
128,012 Inchcape plc
a
1,160,217
14,594 InterContinental Hotels Group plc
a
899,093
43,783 ITM Power plc
a
327,773
1,035,471 ITV plc
a
1,496,858
74,805 JD Sports Fashion plc
a
761,475
6,528 Jet2 plc
a
117,516
58,885 John Wood Group plc
a
235,230
19,343 Just Group plc
a
20,176
22,521 Kainos Group plc 381,950
131,028 Legal & General Group plc 435,780
692,665 Lloyds TSB Group plc
a
310,820
22,174 LondonMetric Property plc 69,016
31,046 Marshalls plc
a
275,592
584,155 Moneysupermarket.com Group plc 2,130,692
1,714 Morgan Sindall Group plc 34,706
162,917 National Grid plc 1,892,387
31,678 OSB Group plc
a
177,954
52,812 PageGroup plc
a
324,409
152,365 Paragon Banking Group plc 944,152
72,928 Playtech plc
a
462,921
10,249 Provident Financial plc
a
34,288
46,486 Prudential plc 743,746
10,052 Reckitt Benckiser Group plc 852,189
135,587 RELX plc 3,356,916
217,419 Rightmove plc
a
1,779,741
42,313 Rio Tinto plc 3,210,153
286,337 Royal Dutch Shell plc, Class A 5,298,444
314,947 Royal Dutch Shell plc, Class B 5,489,031
54,045 Safestore Holdings plc 598,394
93,406 Sage Group plc 752,105
12,512 Savills plc
a
179,685
11,227 Softcat plc 231,177
3,178 Spectris plc 131,666
11,055 Spirax-Sarco Engineering plc 1,671,404
146,286 Spirent Communications plc 476,099
39,985 SSE plc 809,970
97,433 St. James's Place plc 1,559,310
129,731 Tate & Lyle plc 1,221,883
277,190 Tesco plc 907,073
3,708 Ultra Electronics Holdings plc 101,019
21,213 Unilever plc 1,235,762
20,455 UNITE Group plc
a
268,277
2,572 Vesuvius plc 17,493
654,004 Vodafone Group plc 1,116,870
Total 79,613,413
United States (0.1%)
14,138 Yum China Holding, Inc. 801,766
Total 801,766
Total Common Stock
(cost $682,408,610) 803,423,172
Shares Preferred Stock ( 0.3% )
Brazil (<0.1%)
8,600 Bradespar SA 97,877
Total 97,877

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.3%) Value
Germany (0.2%)
4,237 Henkel AG & Company KGaA $ 438,833
1,625 Sixt SE 110,105
4,249 Volkswagen AG 803,275
Total 1,352,213
South Korea (0.1%)
487 LG Chem, Ltd. 202,995
16,198 Samsung Electronics Company,
Ltd. 1,056,391
Total 1,259,386
Total Preferred Stock
(cost $1,743,597) 2,709,476
Shares
Collateral Held for Securities
Loaned ( 0.2% )
1,973,085 Thrivent Cash Management Trust 1,973,085
Total Collateral Held for
Securities Loaned
(cost $1,973,085) 1,973,085
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
f
134,000
3,250,000 6.000%,  5/16/2024
f
121,875
637,000 6.000%,  11/15/2026
f
23,888
680,000 5.375%,  4/12/2027
f
25,500
70,000 5.500%,  4/12/2037
f
2,625
Total 307,888
Total Long-Term Fixed Income
(cost $3,822,422) 307,888
Shares or
Principal
Amount Short-Term Investments ( 7.1% )
Federal Home Loan Bank Discount
Notes
200,000 0.050%,  3/9/2021
g,h
199,990
500,000 0.077%,  3/10/2021
g,h
499,974
300,000 0.060%,  3/16/2021
g,h
299,982
1,900,000 0.080%,  3/17/2021
g,h
1,899,884
1,600,000 0.063%,  3/23/2021
g,h
1,599,889
1,700,000 0.090%,  3/26/2021
g,h
1,699,875
1,500,000 0.035%,  3/30/2021
g,h
1,499,881
200,000 0.080%,  4/7/2021
g,h
199,975
1,400,000 0.080%,  4/14/2021
g,h
1,399,804
1,000,000 0.114%,  4/23/2021
g,h
999,843
1,200,000 0.040%,  5/4/2021
g,h
1,199,785
Thrivent Core Short-Term Reserve
Fund
5,029,975 0.200% 50,299,755
Total Short-Term Investments
(cost $61,731,329) 61,798,637
Total Investments (cost
$751,679,043) 100.1% $870,212,258
Other Assets and Liabilities,
Net (0.1%) (791,550)
Total Net Assets 100.0% $869,420,708
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $19,318,396 or
2.2% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 1,862,250
Total lending $1,862,250
Gross amount payable upon return of
collateral for securities loaned $1,973,085
Net amounts due to counterparty
$110,835
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SDR - Swedish Depository Receipt

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 48,796,323 3,481,657 45,314,665 1
Consumer Discretionary 106,551,637 10,458,670 96,086,671 6,296
Consumer Staples 58,391,172 294,903 58,096,269 –
Energy 36,468,954 1,423,404 35,045,550 –
Financials 136,535,756 969,830 135,565,926 –
Health Care 78,759,920 – 78,759,920 –
Industrials 123,963,746 114,328 123,849,418 –
Information Technology 97,524,683 9,138,655 88,383,368 2,660
Materials 67,792,991 1,400,149 66,392,842 –
Real Estate 28,611,409 – 28,611,409 –
Utilities 20,026,581 9,829 19,983,841 32,911
Preferred Stock
Consumer Discretionary 803,275 – 803,275 –
Consumer Staples 438,833 – 438,833 –
Financials 97,877 – 97,877 –
Industrials 110,105 – 110,105 –
Information Technology 1,056,391 – 1,056,391 –
Materials 202,995 – 202,995 –
Long-Term Fixed Income
Energy 307,888 – 307,888 –
Short-Term Investments 11,498,882 – 11,498,882 –
Subtotal Investments in Securities $817,939,418 $27,291,425 $790,606,125 $41,868
Other Investments  * Total
Affiliated Short-Term Investments 50,299,755
Collateral Held for Securities Loaned 1,973,085
Subtotal Other Investments $52,272,840
Total Investments at Value $870,212,258
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 383,768 383,768 – –
Total Asset Derivatives $383,768 $383,768 $– $–
Liability Derivatives
Futures Contracts 1,804,729 1,804,729 – –
Total Liability Derivatives $1,804,729 $1,804,729 $– $–

International Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$11,498,882 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 338 March 2021 $ 51,389,305 ( $ 85,130)
Eurex Euro STOXX 50 Index 1,183 March 2021 50,036,434 (263,234)
ICE mini MSCI EAFE Index 339 March 2021 35,473,957 383,768
Total Futures Long Contracts $ 136,899,696 $ 35,404
ICE US mini MSCI Emerging Markets Index (383) March 2021 ( $ 23,938,450) ( $ 1,456,365)
Total Futures Short Contracts ( $ 23,938,450) ($1,456,365)
Total Futures Contracts $ 112,961,246 ($1,420,961)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $49,546 $54,632 $53,878 $50,300 5,030 5.8%
Total Affiliated Short-Term Investments 49,546 50,300 5.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,557 6,199 5,783 1,973 1,973 0.2
Total Collateral Held for Securities Loaned 1,557 1,973 0.2
Total Value $51,103 $52,273
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $30
Total Income/Non Income Cash from Affiliated Investments $30
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 9
Total Affiliated Income from Securities Loaned, Net $9
Total $– $– $0

Large Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (15.3%)
248,129 Activision Blizzard, Inc. $ 22,579,739
57,914 Alphabet, Inc., Class A
a
105,829,727
153,647 Facebook, Inc.
a
39,691,630
366,317 Live Nation Entertainment, Inc.
a
24,341,765
642,323 Twitter, Inc.
a
32,456,581
711,283 Uber Technologies, Inc.
a
36,225,643
Total 261,125,085
Consumer Discretionary (20.9%)
56,914 Amazon.com, Inc.
a
182,477,667
183,315 Aptiv plc 24,490,884
13,839 Booking Holdings, Inc.
a
26,907,583
35,876 Carvana Company
a
9,370,452
22,037 Chipotle Mexican Grill, Inc.
a
32,614,760
101,012 Home Depot, Inc. 27,356,070
68,139 Tesla, Inc.
a
54,070,341
Total 357,287,757
Consumer Staples (0.5%)
190,522 BJ's Wholesale Club Holdings,
Inc.
a
8,015,260
Total 8,015,260
Financials (4.9%)
211,381 American Express Company 24,575,155
521,984 Charles Schwab Corporation 26,903,055
70,989 First Republic Bank 10,292,695
72,118 S&P Global, Inc. 22,861,406
Total 84,632,311
Health Care (14.3%)
66,508 Amgen, Inc. 16,057,026
185,918 Cerner Corporation 14,893,891
48,158 Dexcom , Inc.
a
18,052,026
216,115 Edwards Lifesciences Corporation
a
17,846,777
46,167 Humana, Inc. 17,687,039
32,981 Intuitive Surgical, Inc.
a
24,657,915
187,423 Novo Nordisk AS ADR 13,044,641
66,677 Stryker Corporation 14,736,284
78,337 Teladoc Health, Inc.
a,b
20,667,651
48,749 Thermo Fisher Scientific, Inc. 24,847,365
75,568 Veeva Systems, Inc.
a
20,890,018
85,479 Vertex Pharmaceuticals, Inc.
a
19,581,529
140,223 Zoetis, Inc. 21,629,398
Total 244,591,560
Industrials (2.9%)
87,741 Honeywell International, Inc. 17,141,959
53,679 Lockheed Martin Corporation 17,274,976
65,737 Norfolk Southern Corporation 15,554,689
Total 49,971,624
Information Technology (37.7%)
114,557 Adobe, Inc.
a
52,555,315
1,040,099 Apple, Inc. 137,251,464
175,839 MasterCard, Inc. 55,616,117
476,040 Microsoft Corporation 110,422,238
87,967 NVIDIA Corporation 45,706,774
316,650 PayPal Holdings, Inc.
a
74,194,262
174,405 QUALCOMM, Inc. 27,256,013
187,474 Salesforce.com, Inc.
a
42,286,636
71,301 ServiceNow , Inc.
a
38,727,851
15,087 Shopify Inc.
a
16,574,427
Shares Common Stock (98.6%) Value
Information Technology (37.7%) - continued
199,695 Square, Inc.
a
$ 43,126,132
Total 643,717,229
Materials (0.9%)
78,480 Ecolab, Inc. 16,049,945
Total 16,049,945
Real Estate (1.2%)
87,722 American Tower Corporation 19,944,474
Total 19,944,474
Total Common Stock
(cost $921,646,493) 1,685,335,245
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
9,281,450 Thrivent Cash Management Trust 9,281,450
Total Collateral Held for
Securities Loaned
(cost $9,281,450) 9,281,450
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
2,323,028 0.200% 23,230,276
Total Short-Term Investments
(cost $23,208,671) 23,230,276
Total Investments (cost
$954,136,614) 100.5% $1,717,846,971
Other Assets and Liabilities, Net
(0.5%) (9,084,646)
Total Net Assets 100.0% $1,708,762,325
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 9,128,518
Total lending $9,128,518
Gross amount payable upon return of
collateral for securities loaned $9,281,450
Net amounts due to counterparty
$152,932
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 261,125,085 261,125,085 – –
Consumer Discretionary 357,287,757 357,287,757 – –
Consumer Staples 8,015,260 8,015,260 – –
Financials 84,632,311 84,632,311 – –
Health Care 244,591,560 244,591,560 – –
Industrials 49,971,624 49,971,624 – –
Information Technology 643,717,229 643,717,229 – –
Materials 16,049,945 16,049,945 – –
Real Estate 19,944,474 19,944,474 – –
Subtotal Investments in Securities $1,685,335,245 $1,685,335,245 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 23,230,276
Collateral Held for Securities Loaned 9,281,450
Subtotal Other Investments $32,511,726
Total Investments at Value $1,717,846,971
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $24,892 $69,360 $71,022 $23,230 2,323 1.4%
Total Affiliated Short-Term Investments 24,892 23,230 1.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,855 24,283 25,857 9,281 9,281 0.5
Total Collateral Held for Securities Loaned 10,855 9,281 0.5
Total Value $35,747 $32,511
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $15
Total Income/Non Income Cash from Affiliated Investments $15
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $1

Large Cap Value Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (7.9%)
9,751 Alphabet, Inc., Class C
a
$ 17,900,301
664,220 Comcast Corporation 32,925,385
340,728 Discovery, Inc., Class A
a,b
14,112,954
630,448 Verizon Communications, Inc. 34,517,028
Total 99,455,668
Consumer Discretionary (7.1%)
123,738 Aptiv plc 16,531,397
7,501 AutoZone, Inc.
a
8,388,893
139,317 D.R. Horton, Inc. 10,699,546
183,854 Lowe's Companies, Inc. 30,676,040
38,950 Mohawk Industries, Inc.
a
5,593,220
183,720 Sony Corporation ADR 17,583,841
Total 89,472,937
Consumer Staples (4.0%)
58,160 Kimberly-Clark Corporation 7,682,936
59,233 Lamb Weston Holdings, Inc. 4,424,705
276,793 Wal-Mart Stores, Inc. 38,886,649
Total 50,994,290
Energy (5.5%)
460,632 BP plc ADR 10,235,243
137,679 Chevron Corporation 11,730,251
549,784 Devon Energy Corporation 9,049,445
322,073 Enterprise Products Partners, LP 6,515,537
102,700 Exxon Mobil Corporation 4,605,068
265,318 Halliburton Company 4,677,556
257,310 Marathon Petroleum Corporation 11,105,499
98,591 Pioneer Natural Resources
Company 11,919,652
Total 69,838,251
Financials (22.5%)
998,913 Bank of America Corporation 29,617,770
220,539 Capital One Financial Corporation 22,993,396
136,758 Charles Schwab Corporation 7,048,507
173,555 Chubb, Ltd. 25,281,757
287,414 Citigroup, Inc. 16,667,138
132,249 Comerica, Inc. 7,564,643
135,652 Discover Financial Services 11,332,368
123,198 Equitable Holdings, Inc. 3,052,846
24,680 Goldman Sachs Group, Inc. 6,692,476
304,695 J.P. Morgan Chase & Company 39,205,106
221,270 MetLife, Inc. 10,654,150
354,950 Morgan Stanley 23,799,398
143,290 Raymond James Financial, Inc. 14,318,970
34,422 Torchmark Corporation 3,111,405
287,630 Truist Financial Corporation 13,800,487
857,359 Wells Fargo & Company 25,617,887
203,401 Zions Bancorporations NA 8,978,120
37,832 Zurich Insurance Group AG 15,127,004
Total 284,863,428
Health Care (16.1%)
59,739 AbbVie, Inc. 6,122,053
60,167 Anthem, Inc. 17,868,396
22,790 Becton, Dickinson and Company 5,966,194
39,779 Biogen, Inc.
a
11,241,943
164,362 Centene Corporation
a
9,911,029
90,486 Cigna Holding Company 19,639,986
159,391 CVS Health Corporation 11,420,365
232,052 GlaxoSmithKline plc ADR 8,643,937
87,410 HCA Healthcare, Inc. 14,202,377
Shares Common Stock (98.3%) Value
Health Care (16.1%) - continued
216,670 Johnson & Johnson $ 35,345,377
257,813 Medtronic plc 28,702,321
379,502 Merck & Company, Inc. 29,248,219
39,122 Zimmer Biomet Holdings, Inc. 6,011,878
Total 204,324,075
Industrials (12.9%)
25,230 Boeing Company 4,899,414
88,098 Carlisle Companies, Inc. 12,768,043
106,920 CSX Corporation 9,168,924
368,929 Delta Air Lines, Inc. 14,004,545
91,420 General Dynamics Corporation 13,409,485
442,090 Johnson Controls International plc 22,024,924
62,510 Kansas City Southern 12,668,902
75,027 L3Harris Technologies, Inc. 12,867,881
95,318 Otis Worldwide Corporation 6,162,309
68,050 Parker-Hannifin Corporation 18,006,710
177,404 Raytheon Technologies
Corporation 11,838,169
99,491 United Parcel Service, Inc. 15,421,105
43,170 United Rentals, Inc.
a
10,490,742
Total 163,731,153
Information Technology (13.0%)
83,480 Apple, Inc. 11,016,021
832,412 Cisco Systems, Inc. 37,108,927
162,399 Microsoft Corporation 37,670,072
185,481 Oracle Corporation 11,208,617
138,140 QUALCOMM, Inc. 21,588,519
12,534 Samsung Electronics Company,
Ltd. GDR 23,021,815
106,633 Texas Instruments, Inc. 17,668,022
39,366 VMware, Inc.
a,b
5,426,603
Total 164,708,596
Materials (4.4%)
388,926 Axalta Coating Systems, Ltd.
a
10,497,113
391,520 CF Industries Holdings, Inc. 16,201,097
89,259 Eastman Chemical Company 8,778,623
71,372 LyondellBasell Industries NV 6,120,863
20,177 Martin Marietta Materials, Inc. 5,799,071
178,370 Nucor Corporation 8,691,970
Total 56,088,737
Real Estate (2.3%)
188,182 American Campus Communities,
Inc. 7,745,571
45,969 AvalonBay Communities, Inc. 7,523,746
118,588 CBRE Group, Inc.
a
7,231,496
459,237 Host Hotels & Resorts, Inc. 6,222,662
Total 28,723,475
Utilities (2.6%)
167,474 Duke Energy Corporation 15,742,556
97,586 Entergy Corporation 9,302,873
177,453 Exelon Corporation 7,374,947
Total 32,420,376
Total Common Stock
(cost $900,732,627) 1,244,620,986

Large Cap Value Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
20,433,375 Thrivent Cash Management Trust $ 20,433,375
Total Collateral Held for
Securities Loaned
(cost $20,433,375) 20,433,375
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
2,595,978 0.200% 25,959,776
Total Short-Term Investments
(cost $25,936,948) 25,959,776
Total Investments (cost
$947,102,950) 102.0% $1,291,014,137
Other Assets and Liabilities, Net
(2.0%) (25,295,136)
Total Net Assets 100.0% $1,265,719,001
a Non-income pro ducing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 20,044,721
Total lending $20,044,721
Gross amount payable upon return of
collateral for securities loaned $20,433,375
Net amounts due to counterparty
$388,654
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 99,455,668 99,455,668 – –
Consumer Discretionary 89,472,937 89,472,937 – –
Consumer Staples 50,994,290 50,994,290 – –
Energy 69,838,251 69,838,251 – –
Financials 284,863,428 269,736,424 15,127,004 –
Health Care 204,324,075 204,324,075 – –
Industrials 163,731,153 163,731,153 – –
Information Technology 164,708,596 141,686,781 23,021,815 –
Materials 56,088,737 56,088,737 – –
Real Estate 28,723,475 28,723,475 – –
Utilities 32,420,376 32,420,376 – –
Subtotal Investments in Securities $1,244,620,986 $1,206,472,167 $38,148,819 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,959,776
Collateral Held for Securities Loaned 20,433,375
Subtotal Other Investments $46,393,151
Total Investments at Value $1,291,014,137
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $17,758 $33,929 $25,727 $25,960 2,596 2.1%
Total Affiliated Short-Term Investments 17,758 25,960 2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,892 20,885 13,344 20,433 20,433 1.6
Total Collateral Held for Securities Loaned 12,892 20,433 1.6
Total Value $30,650 $46,393
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $12
Total Income/Non Income Cash from Affiliated Investments $12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 3
Total Affiliated Income from Securities Loaned, Net $3
Total $– $– $1

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.2% ) Value
Asset-Backed Securities (13.4%)
Aimco CLO 11, Ltd.
$ 5,500,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,b
$ 5,508,965
Apidos CLO XXVI
2,750,000
1.573%,  (LIBOR 3M +
1.350%), 7/18/2029, Ser.
2017-26A, Class A1B
a,b
2,750,847
Ares XXXVII CLO, Ltd.
4,000,000
1.411%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,b
4,000,244
Arkansas Student Loan Authority
4,044,816
1.107%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
b
4,068,033
Assurant CLO III, Ltd.
4,700,000
1.454%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
a,b
4,700,728
Axis Equipment Finance
Receivables Trust
1,472,257
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,499,110
BCC Funding XVII, LLC
4,000,000
0.910%,  8/20/2025, Ser.
2020-1, Class A2
a
4,015,164
Benefit Street Partners CLO IV, Ltd.
7,900,000
1.474%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
7,901,762
5,500,000
1.418%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,b,c
5,500,594
BlueMountain CLO, Ltd.
4,261,495
1.454%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
4,263,430
4,022,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
4,004,452
CBAM, Ltd.
5,000,000
1.521%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
5,001,250
CCG Receivables Trust
104,322
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
104,446
Commonbond Student Loan Trust
63,217
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
63,428
502,125
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
515,909
1,603,597
0.630%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,592,520
Conn's Receivables Funding
2,134,395
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
2,137,660
CoreVest American Finance Trust
1,733,387
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,810,583
Principal
Amount Long-Term Fixed Income (95.2%) Value
Asset-Backed Securities (13.4%) - continued
Deephaven Residential Mortgage
Trust
$ 1,029,527
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,b
$ 1,033,354
DRB Prime Student Loan Trust
371,488
2.030%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
a,b
372,075
Earnest Student Loan Program,
LLC
577,589
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
585,425
ECMC Group Student Loan Trust
5,225,110
1.280%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
5,279,067
Education Funding Trust
3,651,480
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
3,775,280
Flatiron CLO, Ltd.
4,000,000
1.688%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,b,c
4,000,000
Freedom ABS Trust
1,391,305
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
1,403,739
Galaxy XX CLO, Ltd.
4,232,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,b
4,231,898
Garrison BSL CLO, Ltd.
5,686,753
1.193%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,b
5,688,004
Genesis Private Label Amortizing
Trust
2,171,210
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
2,175,463
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,534,501
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.512%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
3,000,009
Golub Capital Partners, Ltd.
5,903,334
1.374%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,904,651
Invitation Homes Trust
7,189,905
1.229%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
7,248,312
Madison Park Funding, Ltd.
4,500,000
1.800%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,b
4,500,477
Marlette Funding Trust
716,477
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
722,040

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Asset-Backed Securities (13.4%) - continued
MRA Issuance Trust
$ 7,500,000
1.477%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
a,b
$ 7,499,757
National Collegiate Trust
1,157,261
0.425%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,136,046
Nationstar HECM Loan Trust
2,093,380
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
2,097,571
Navient Private Education Loan
Trust
205,025
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
205,390
Navient Student Loan Trust
1,891,570
0.730%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
1,892,405
968,407
0.880%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
969,102
Neuberger Berman CLO XIV, Ltd.
3,500,000
1.249%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
3,495,450
Neuberger Berman CLO, Ltd.
3,000,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
3,000,882
New Hampshire Higher Education
Loan Corporation
4,586,740
1.330%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
4,694,089
Northstar Education Finance, Inc.
562,714
0.830%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
564,510
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,613,486
OZLM VIII, Ltd.
4,350,758
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,b
4,351,041
Palmer Square CLO, Ltd.
2,750,000
1.638%,  (LIBOR 3M +
1.400%), 5/21/2029, Ser.
2015-1A, Class A2R3
a,b
2,750,547
Preston Ridge Partners Mortgage
Trust, LLC
4,081,949
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,d
4,097,186
Pretium Mortgage Credit Partners,
LLC
3,338,056
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,d
3,339,076
Progress Residential Trust
2,980,677
2.768%,  8/17/2034, Ser.
2017-SFR1, Class A
a
3,020,042
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,088,602
Principal
Amount Long-Term Fixed Income (95.2%) Value
Asset-Backed Securities (13.4%) - continued
$ 3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
$ 3,104,664
SLM Student Loan Trust
2,733,074
0.530%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,668,731
Small Business Lending Trust
423,699
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
422,957
903,629
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
899,888
SoFi Consumer Loan Program
Trust
1,029,271
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
1,039,056
573,274
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
579,491
SoFi Consumer Loan Program,
LLC
55,533
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
55,658
SoFi Professional Loan Program,
LLC
231,586
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
232,665
135,885
0.980%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
135,883
Sound Point CLO XIV, Ltd.
5,500,000
1.737%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,b,c
5,500,594
Sound Point CLO XX, Ltd.
3,000,000
1.315%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
3,000,288
THL Credit Wind River CLO, Ltd.
6,000,000
1.454%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
6,000,930
1,500,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,b
1,507,239
Upstart Securitization Trust
1,057,668
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
1,065,738
1,667,725
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
1,684,615
3,162,734
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
3,196,437
2,648,983
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
2,668,036
3,500,000
0.870%,  3/20/2031, Ser.
2021-1, Class A
a,c
3,499,820
VCAT Asset Securitization, LLC
3,963,612
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a
3,964,622
Voya CLO, Ltd.
1,248,051
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,248,179

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Asset-Backed Securities (13.4%) - continued
Whitebox CLO II, Ltd.
$ 2,750,000
2.192%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,b
$ 2,765,642
Total 208,949,735
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
975,000 1.500%,  10/15/2025 1,009,403
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,199,753
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 829,411
Freeport-McMoRan, Inc.
2,000,000 4.550%,  11/14/2024 2,193,089
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,557,449
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,143,463
LYB International Finance III, LLC
1,400,000 1.250%,  10/1/2025 1,412,617
Mosaic Company
750,000 3.250%,  11/15/2022 782,512
Nucor Corporation
950,000 2.000%,  6/1/2025 997,004
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 982,091
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
1,063,979
Total 14,170,771
Capital Goods (2.1%)
Boeing Company
3,250,000 4.875%,  5/1/2025 3,668,690
Caterpillar Financial Services
Corporation
1,580,000 1.950%,  11/18/2022 1,625,778
1,075,000 0.450%,  9/14/2023 1,076,851
1,700,000 0.800%,  11/13/2025 1,703,840
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,215,022
General Electric Company
1,010,000 3.450%,  5/15/2024 1,095,995
Honeywell International, Inc.
1,075,000 1.350%,  6/1/2025 1,107,046
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 892,856
John Deere Capital Corporation
1,400,000 0.400%,  10/10/2023 1,403,285
1,750,000 0.700%,  1/15/2026 1,746,158
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,070,026
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,502,105
PACCAR Financial Corporation
1,350,000 2.650%,  4/6/2023 1,418,719
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,330,283
1,750,000 0.875%,  11/15/2025 1,751,792
Roper Technologies, Inc.
1,250,000 3.650%,  9/15/2023 1,351,150
750,000 2.350%,  9/15/2024 794,410
Principal
Amount Long-Term Fixed Income (95.2%) Value
Capital Goods (2.1%) - continued
$ 825,000 1.000%,  9/15/2025 $ 829,761
Siemens
Financieringsmaatschappij NV
2,000,000
0.829%,  (LIBOR 3M +
0.610%), 3/16/2022
a,b
2,013,001
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,203,670
WW Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,176,407
Total 32,976,845
Collateralized Mortgage Obligations (11.3%)
Angel Oak Mortgage Trust I, LLC
1,527,595
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,b
1,550,002
Antler Mortgage Trust
904,748
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
905,151
763,952
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
765,339
Banc of America Funding Trust
387,895
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
b
401,632
1,371,065
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,418,482
Bear Stearns Adjustable Rate
Mortgage Trust
135,753
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
137,300
590,291
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
595,462
Bellemeade Re, Ltd.
1,683,035
2.780%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,b
1,687,057
3,500,000
2.130%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,b
3,511,320
BRAVO Residential Funding Trust
1,281,304
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,321,169
Business Jet Securities, LLC
3,175,213
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
3,222,475
Cascade Funding Mortgage Trust
4,789,720
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
4,789,734
2,190,237
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,294,631
Chase Mortgage Finance Trust
Series
1,550,603
3.022%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,507,687
Countrywide Alternative Loan Trust
145,130
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 134,391
150,366
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 144,802
Credit Suisse Mortgage Trust
2,011,632
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
2,009,985
4,529,791
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,b
4,534,697

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (11.3%) -
continued
Deephaven Residential Mortgage
Trust
$ 2,844,149
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,b
$ 2,897,476
Federal Home Loan Mortgage
Corporation - REMIC
1,082,330
3.000%,  8/15/2040, Ser.
4364, Class A 1,100,140
Federal National Mortgage
Association - REMIC
3,960,639
4.000%,  3/25/2029, Ser.
2012-74, Class V 4,061,552
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,704
2.250%,  6/25/2025, Ser.
2010-58, Class PT 5,714
FWD Securitization Trust
3,013,037
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,129,007
GCAT Trust
2,718,847
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,d
2,747,156
GCT Commercial Mortgage Trust
2,500,000
1.400%,  (LIBOR 1M +
1.250%), 2/15/2023, Ser.
2021-GCT, Class B
a,b,c
2,500,000
Genworth Mortgage Insurance
Corporation
2,000,000
2.030%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
2,002,737
GMAC Mortgage Corporation
Loan Trust
16,639
0.630%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
19,917
102,425
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
107,473
GS Mortgage-Backed Securities
Trust
2,559,471
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,730,287
817,265
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
830,723
1,583,422
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
1,604,604
GSAA Home Equity Trust
920,881
4.542%,  8/25/2034, Ser.
2004-10, Class M2
d
983,181
Homeward Opportunities Fund I
Trust
2,797,085
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
2,829,658
Homeward Opportunities Fund
Trust
5,500,000
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,d
5,500,009
J.P. Morgan Alternative Loan Trust
451,360
3.524%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
428,127
J.P. Morgan Mortgage Trust
221,923
3.481%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
196,187
Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (11.3%) -
continued
Legacy Mortgage Asset Trust
$ 1,856,686
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,d
$ 1,896,674
Long Beach Mortgage Loan Trust
449,412
1.000%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
449,570
Master Asset Securitization Trust
477,667
0.630%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
108,299
Mello Warehouse Securitization
Trust
5,500,000
1.030%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,b
5,502,256
3,200,000
0.930%,  (LIBOR 1M +
0.800%), 11/25/2053, Ser.
2020-2, Class A
a,b
3,206,141
5,000,000
1.440%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,b
5,000,000
Merrill Lynch Mortgage Investors
Trust
219,340
1.315%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
219,434
Mortgage Equity Conversion Asset
Trust
1,029,811
0.590%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
996,929
1,012,028
0.570%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
983,756
New Residential Mortgage Loan
Trust
2,821,826
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
a,d
2,866,671
New Residential Mortgage, LLC
2,290,846
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,298,951
New York Mortgage Trust
3,096,814
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,b
3,116,204
Oak Street Investment
2,592,443
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,647,698
Oaktown Re II, Ltd.
206,553
1.680%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
206,692
Preston Ridge Partners Mortgage
Trust, LLC
3,279,882
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,320,956
828,284
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,d
832,026
4,194,602
2.857%,  9/25/2025, Ser.
2020-3, Class A1
a,d
4,231,085
Pretium Mortgage Credit Partners,
LLC
6,047,612
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,d
6,070,386

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (11.3%) -
continued
Radnor RE, Ltd.
$ 177,459
1.530%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
$ 177,472
RCO Mortgage, LLC
3,842,363
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,d
3,852,098
Residential Funding Mortgage
Security I Trust
193,500
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 179,956
Silver Hill Trust
4,411,399
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
4,605,345
Specialty Underwriting and
Residential Finance Trust
3,195,358
1.130%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
3,163,725
3,448,282
1.110%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,415,842
Stanwich Mortgage Loan Trust
2,755,915
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,d
2,769,611
Starwood Mortgage Residential
Trust
2,040,712
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
2,122,078
2,130,168
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,b
2,165,271
Terwin Mortgage Trust
1,445,007
1.630%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,449,188
Toorak Mortgage Corporation
3,286,992
4.336%,  8/25/2021, Ser.
2018-1, Class A1
a,d
3,295,467
6,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,d
6,091,471
2,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,536,386
3,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,d
3,512,166
TVC Mortgage Trust
3,200,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
3,231,774
Vericrest Opportunity Loan
Transferee
4,500,000
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,d,f
4,500,000
1,518,860
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,d
1,523,456
3,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,d
3,502,907
4,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,d
4,003,323
1,428,610
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,d
1,432,761
Verus Securitization Trust
1,859,905
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,b
1,871,850
Principal
Amount Long-Term Fixed Income (95.2%) Value
Collateralized Mortgage Obligations (11.3%) -
continued
$ 2,735,291
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
$ 2,799,719
1,479,499
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,b
1,503,568
Visio 2020-1R Trust
2,126,539
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
2,136,445
Wachovia Asset Securitization, Inc.
207,925
0.270%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,e
191,412
Wachovia Mortgage Loan Trust,
LLC
92,837
2.689%,  5/20/2036, Ser.
2006-A, Class 2A1
b
94,723
WaMu Mortgage Pass Through
Certificates
1,028,515
1.379%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
956,466
Total 175,643,472
Commercial Mortgage-Backed Securities (0.3%)
BFLD Trust
3,750,000
1.276%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,b
3,787,493
Federal National Mortgage
Association - ACES
463,281
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
467,316
GSAA Home Equity Trust
1,030,997
2.080%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
1,109,429
Total 5,364,238
Communications Services (2.3%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,624,598
1,500,000 4.400%,  2/15/2026 1,723,390
AT&T, Inc.
2,000,000
1.111%,  (LIBOR 3M +
0.890%), 2/15/2023
b
2,021,389
1,800,000 4.125%,  2/17/2026 2,068,188
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
2,222,975
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,353,949
1,500,000 4.908%,  7/23/2025 1,729,216
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,621,507
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,081,096
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,102,771
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,031,911
1,060,000 3.050%,  4/7/2025 1,155,850

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Communications Services (2.3%) - continued
Omnicom Group, Inc.
$ 1,250,000 3.625%,  5/1/2022 $ 1,298,783
Sprint Corporation
3,550,000 7.125%,  6/15/2024 4,139,442
T-Mobile USA, Inc.
2,265,000 3.500%,  4/15/2025
a
2,482,883
Verizon Communications, Inc.
3,400,000 0.850%,  11/20/2025 3,399,953
ViacomCBS, Inc.
1,750,000 3.700%,  8/15/2024 1,914,883
Vodafone Group PLC
2,125,000 2.950%,  2/19/2023 2,229,848
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,392,897
Total 36,595,529
Consumer Cyclical (4.4%)
7-Eleven, Inc.
3,050,000 0.950%,  2/10/2026
a,c
3,051,229
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 523,176
American Honda Finance
Corporation
1,050,000 1.950%,  5/10/2023 1,087,786
1,090,000 0.650%,  9/8/2023 1,097,647
2,000,000 0.550%,  7/12/2024 1,997,960
1,070,000 1.200%,  7/8/2025 1,089,460
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,157,459
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 1,017,508
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,154,800
1,000,000
1.060%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
1,009,935
Ford Motor Credit Company, LLC
1,000,000
1.456%,  (LIBOR 3M +
1.235%), 2/15/2023
b
973,750
2,160,000 3.370%,  11/17/2023 2,197,951
1,400,000 3.375%,  11/13/2025 1,423,030
General Motors Company
1,500,000 6.125%,  10/1/2025 1,806,844
General Motors Financial
Company, Inc.
2,100,000 3.950%,  4/13/2024 2,286,612
1,580,000 2.900%,  2/26/2025 1,683,329
1,075,000 2.750%,  6/20/2025 1,142,467
Harley-Davidson Financial
Services, Inc.
574,000 4.050%,  2/4/2022
a
593,836
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,595,080
1,360,000 1.800%,  10/15/2025
a
1,390,231
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
a
2,048,067
1,500,000 3.000%,  8/29/2022
a
1,551,031
Kohl's Corporation
2,405,000 9.500%,  5/15/2025 3,110,773
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,389,150
700,000 5.875%,  11/15/2024 809,536
1,400,000 4.750%,  5/30/2025 1,596,854
Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Cyclical (4.4%) - continued
Lowe's Companies, Inc.
$ 800,000 4.000%,  4/15/2025 $ 903,529
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,439,828
800,000 3.750%,  10/1/2025 864,326
Nissan Motor Company, Ltd.
825,000 3.043%,  9/15/2023
a
866,515
Owl Rock Capital Corporation
1,500,000 3.400%,  7/15/2026 1,537,775
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,679,131
Ralph Lauren Corporation
800,000 1.700%,  6/15/2022 813,708
Starbucks Corporation
1,100,000 1.300%,  5/7/2022 1,113,716
Target Corporation
1,060,000 2.250%,  4/15/2025 1,129,451
TJX Companies, Inc.
1,325,000 3.500%,  4/15/2025 1,471,286
Toll Brothers Finance Corporation
1,750,000 5.875%,  2/15/2022 1,820,000
2,300,000 4.375%,  4/15/2023 2,420,750
Toyota Motor Credit Corporation
1,625,000 0.500%,  8/14/2023 1,631,115
1,750,000 0.450%,  1/11/2024 1,752,827
1,075,000 1.800%,  2/13/2025 1,121,973
1,125,000 0.800%,  10/16/2025 1,131,289
VF Corporation
1,100,000 2.050%,  4/23/2022 1,123,147
Volkswagen Group of America
Finance, LLC
1,500,000 0.750%,  11/23/2022
a
1,505,850
2,000,000 4.250%,  11/13/2023
a
2,195,345
1,500,000 2.850%,  9/26/2024
a
1,604,463
Total 68,911,525
Consumer Non-Cyclical (5.0%)
Abbott Laboratories
1,262,000 2.550%,  3/15/2022 1,293,992
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022 2,170,075
2,000,000 3.850%,  6/15/2024 2,198,107
2,080,000 3.600%,  5/14/2025 2,305,567
Altria Group, Inc.
2,500,000 3.800%,  2/14/2024 2,726,055
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,761,315
Anheuser-Busch InBev Worldwide,
Inc.
1,750,000 4.150%,  1/23/2025 1,978,807
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,299,965
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,922,755
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 3,046,537
Becton, Dickinson and Company
1,950,000 3.125%,  11/8/2021 1,990,031
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,272,114
Bristol-Myers Squibb Company
1,700,000 0.537%,  11/13/2023 1,703,779
2,000,000 3.625%,  5/15/2024 2,192,349

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Non-Cyclical (5.0%) - continued
Bunge, Ltd. Finance Corporation
$ 1,300,000 1.630%,  8/17/2025 $ 1,331,445
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,058,859
1,200,000 1.375%,  7/23/2023
a
1,230,438
Centene Corporation
2,175,000 5.375%,  8/15/2026
a
2,281,031
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,083,120
Coca-Cola Company
1,100,000 2.950%,  3/25/2025 1,204,473
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,948,206
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,026,212
1,500,000 3.200%,  2/15/2023 1,579,520
CVS Health Corporation
755,000 3.700%,  3/9/2023 805,219
241,000 4.100%,  3/25/2025 272,194
Diageo Capital plc
800,000 1.375%,  9/29/2025 821,511
General Mills, Inc.
1,500,000
1.233%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,525,246
Gilead Sciences, Inc.
1,625,000 0.750%,  9/29/2023 1,628,576
HCA, Inc.
3,000,000 5.875%,  5/1/2023 3,273,750
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,867,647
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,560,059
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,996,155
Mondelez International, Inc.
975,000 2.125%,  4/13/2023 1,009,925
Mylan NV
1,125,000 3.150%,  6/15/2021 1,133,752
Nestle Holdings, Inc.
1,355,000 0.375%,  1/15/2024
a
1,355,135
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,507,121
PepsiCo, Inc.
1,850,000 2.250%,  3/19/2025 1,970,198
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
a
2,018,871
Philip Morris International, Inc.
1,100,000 1.125%,  5/1/2023 1,118,661
1,650,000 0.875%,  5/1/2026 1,642,976
Royalty Pharma plc
1,325,000 1.200%,  9/2/2025
a
1,335,456
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,016,518
Thermo Fisher Scientific, Inc.
800,000 4.133%,  3/25/2025 905,089
Unilever Capital Corporation
1,085,000 0.375%,  9/14/2023 1,091,417
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,090,466
Upjohn, Inc.
800,000 1.650%,  6/22/2025
a
824,125
Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Non-Cyclical (5.0%) - continued
Zimmer Biomet Holdings, Inc.
$ 334,000
0.989%,  (LIBOR 3M +
0.750%), 3/19/2021
b
$ 334,048
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,522,297
Total 78,231,164
Energy (3.9%)
BP Capital Markets America, Inc.
1,500,000
0.889%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,506,477
1,000,000 3.790%,  2/6/2024 1,091,985
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,657,939
Cenovus Energy, Inc.
2,500,000 5.375%,  7/15/2025 2,824,827
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 3,099,180
Chevron Corporation
1,475,000 1.141%,  5/11/2023 1,502,086
Chevron USA, Inc.
1,185,000 3.900%,  11/15/2024 1,322,934
Cimarex Energy Company
1,800,000 4.375%,  6/1/2024 1,968,185
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,155,314
Devon Energy Corporation
1,350,000 5.850%,  12/15/2025 1,583,953
Diamondback Energy, Inc.
1,050,000 2.875%,  12/1/2024 1,109,283
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,010,963
Energy Transfer Operating, LP
1,675,000 4.200%,  9/15/2023 1,803,867
1,050,000 2.900%,  5/15/2025 1,107,490
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 1,015,383
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,164,648
Exxon Mobil Corporation
1,465,000
0.595%,  (LIBOR 3M +
0.370%), 3/6/2022
b
1,471,931
1,400,000 2.992%,  3/19/2025 1,521,756
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,112,496
Marathon Oil Corporation
679,000 2.800%,  11/1/2022 696,455
Marathon Petroleum Corporation
1,500,000 4.700%,  5/1/2025 1,711,926
MPLX, LP
500,000 3.500%,  12/1/2022 525,363
1,500,000 4.875%,  6/1/2025 1,721,176
1,300,000 1.750%,  3/1/2026 1,325,564
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,470,018
1,630,000 5.500%,  1/15/2026 1,896,837
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,037,503
700,000 5.625%,  7/1/2024 761,776
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,053,511

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Energy (3.9%) - continued
Petroleos Mexicanos
$ 765,000 2.378%,  4/15/2025 $ 795,995
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,554,332
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,135,851
1,625,000 4.650%,  10/15/2025 1,818,602
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,435,961
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 279,687
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,634,422
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,123,492
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 844,948
Western Midstream Operating, LP
1,250,000 4.100%,  2/1/2025 1,294,462
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,364,551
WPX Energy, Inc.
1,400,000 5.250%,  9/15/2024 1,556,625
Total 60,069,754
Financials (18.2%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,042,059
1,625,000 3.150%,  2/15/2024 1,703,367
2,000,000 6.500%,  7/15/2025 2,369,966
1,800,000 1.750%,  1/30/2026 1,773,489
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 992,068
Aircastle, Ltd.
1,200,000 5.250%,  8/11/2025
a
1,336,924
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,700,838
Ally Financial, Inc.
1,250,000 1.450%,  10/2/2023 1,270,472
2,600,000 5.750%,  11/20/2025 3,027,027
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,150,000
1,200,000 2.500%,  6/30/2025 1,278,736
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,500,774
1,000,000 3.875%,  1/15/2026 1,076,277
1,200,000 2.150%,  7/15/2026 1,190,984
Athene Global Funding
2,000,000
1.468%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
2,024,470
1,400,000 1.200%,  10/13/2023
a
1,415,905
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,226,314
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
2,088,923
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,444,751
1,500,000 2.125%,  2/21/2026
a
1,470,765
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (18.2%) - continued
$ 650,000 4.250%,  4/15/2026
a
$ 701,740
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,611,297
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
434,891
Banco Santander SA
800,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
812,776
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
b
1,553,069
2,150,000 4.200%,  8/26/2024 2,401,715
2,450,000 0.810%,  10/24/2024
b
2,464,938
1,000,000 3.458%,  3/15/2025
b
1,085,356
1,375,000 0.981%,  9/25/2025
b
1,386,349
2,100,000 2.456%,  10/22/2025
b
2,224,855
1,475,000 1.319%,  6/19/2026
b
1,492,947
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,626,907
Bank of New York Mellon
Corporation
2,115,000 1.850%,  1/27/2023 2,181,141
1,100,000 1.600%,  4/24/2025 1,143,733
800,000 4.700%,  9/20/2025
b,g
876,008
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,182,700
Bank of Nova Scotia
1,325,000 1.950%,  2/1/2023 1,367,798
1,265,000 1.625%,  5/1/2023 1,299,519
1,065,000 4.900%,  6/4/2025
b,g
1,143,597
Barclays plc
2,000,000 3.684%,  1/10/2023 2,057,399
2,000,000
1.601%,  (LIBOR 3M +
1.380%), 5/16/2024
b
2,039,660
2,000,000 4.375%,  9/11/2024 2,223,898
2,400,000 1.007%,  12/10/2024
b
2,409,333
BNP Paribas SA
1,040,000 2.819%,  11/19/2025
a,b
1,109,045
2,200,000 1.323%,  1/13/2027
a,b
2,206,512
BPCE SA
1,000,000
1.433%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
1,012,190
1,050,000 2.375%,  1/14/2025
a
1,105,312
Branch Banking and Trust
Company
2,200,000 2.150%,  12/6/2024 2,331,755
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,248,211
Capital One Bank USA NA
2,125,000 2.014%,  1/27/2023
b
2,158,959
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,638,377
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,g
665,016
CIT Group, Inc.
3,100,000 5.250%,  3/7/2025 3,554,491
Citigroup, Inc.
1,500,000
1.178%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,515,044
2,110,000 2.312%,  11/4/2022
b
2,139,481
2,200,000 4.000%,  8/5/2024 2,432,398
3,500,000 0.776%,  10/30/2024
b
3,511,218
1,000,000 4.000%,  12/10/2025
b,g
1,013,750

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (18.2%) - continued
$ 1,075,000 3.106%,  4/8/2026
b
$ 1,166,847
1,850,000 1.122%,  1/28/2027
b
1,849,469
Comerica, Inc.
750,000 3.700%,  7/31/2023 808,047
665,000 5.625%,  7/1/2025
b,g
731,500
Compass Bank
1,500,000 2.875%,  6/29/2022 1,548,924
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,b
1,905,879
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 571,285
Credit Agricole SA
1,065,000 1.907%,  6/16/2026
a,b
1,098,942
1,250,000 1.247%,  1/26/2027
a,b
1,249,156
Credit Suisse AG
825,000 2.800%,  4/8/2022 849,671
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,816,630
810,000 7.500%,  12/11/2023
a,b,g
897,509
1,200,000 2.193%,  6/5/2026
a,b
1,247,512
2,400,000 1.305%,  2/2/2027
a,b,c
2,397,432
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,b
1,090,052
1,500,000 5.375%,  1/12/2024
a
1,689,019
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,948,943
1,090,000 2.222%,  9/18/2024
b
1,120,864
2,400,000 4.500%,  4/1/2025 2,568,503
1,450,000 2.129%,  11/24/2026
b
1,471,393
Discover Bank
1,250,000 2.450%,  9/12/2024 1,320,993
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,806,035
Fifth Third Bancorp
1,100,000 2.875%,  10/1/2021 1,117,052
2,100,000 2.375%,  1/28/2025 2,224,271
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,671,869
First Republic Bank
1,060,000 1.912%,  2/12/2024
b
1,090,986
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,715,465
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,825,048
GE Capital Funding, LLC
1,025,000 3.450%,  5/15/2025
a
1,124,299
Goldman Sachs Group, Inc.
2,900,000 0.481%,  1/27/2023 2,900,668
2,300,000 0.627%,  11/17/2023
b
2,302,809
1,060,000 3.500%,  4/1/2025 1,170,099
2,085,000 3.272%,  9/29/2025
b
2,270,046
325,000 4.250%,  10/21/2025 369,278
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
b
2,063,773
1,500,000 6.250%,  3/23/2023
b,g
1,569,375
1,575,000 1.645%,  4/18/2026
b
1,605,974
1,400,000 1.589%,  5/24/2027
b
1,417,601
Huntington Bancshares, Inc.
903,000 3.150%,  3/14/2021 903,890
ING Groep NV
2,400,000
1.401%,  (LIBOR 3M +
1.150%), 3/29/2022
b
2,427,561
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (18.2%) - continued
$ 500,000 4.625%,  1/6/2026
a
$ 583,529
Intercontinental Exchange, Inc.
1,350,000 0.700%,  6/15/2023 1,359,414
J.P. Morgan Chase & Company
1,250,000
4.014%,  (LIBOR 3M +
3.800%), 5/1/2021
b,g
1,252,463
1,075,000 1.514%,  6/1/2024
b
1,100,217
1,900,000 3.875%,  9/10/2024 2,114,573
1,500,000
1.075%,  (LIBOR 3M +
0.850%), 1/10/2025
b
1,520,917
1,200,000 2.005%,  3/13/2026
b
1,251,583
1,100,000 2.083%,  4/22/2026
b
1,150,604
3,500,000 1.045%,  11/19/2026
b
3,507,519
1,275,000 1.040%,  2/4/2027
b,c
1,274,267
KeyBank NA
1,750,000 0.423%,  1/3/2024
b
1,752,481
Kilroy Realty, LP
700,000 3.800%,  1/15/2023 733,930
550,000 4.375%,  10/1/2025 616,040
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,088,332
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,538,612
2,000,000 2.907%,  11/7/2023
b
2,082,569
1,075,000 7.500%,  6/27/2024
b,g
1,195,400
350,000 4.582%,  12/10/2025 399,141
Macquarie Group, Ltd.
1,500,000
1.244%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,511,760
Mitsubishi UFJ Financial Group,
Inc.
995,000
1.280%,  (LIBOR 3M +
1.060%), 9/13/2021
b
1,001,349
1,600,000
1.125%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,613,618
1,125,000 2.193%,  2/25/2025 1,181,599
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
744,813
Mizuho Financial Group, Inc.
1,175,000
1.360%,  (LIBOR 3M +
1.140%), 9/13/2021
b
1,183,090
1,500,000 2.555%,  9/13/2025
b
1,586,992
Morgan Stanley
1,000,000
3.851%,  (LIBOR 3M +
3.610%), 4/15/2021
b,g
998,750
2,200,000 4.100%,  5/22/2023 2,375,029
900,000 0.560%,  11/10/2023
b
900,691
3,000,000 0.529%,  1/25/2024
b
2,999,686
750,000 2.720%,  7/22/2025
b
800,389
1,700,000 0.864%,  10/21/2025
b
1,707,214
2,075,000 5.000%,  11/24/2025 2,450,855
1,500,000 0.985%,  12/10/2026
b
1,496,450
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,083,837
National Securities Clearing
Corporation
1,650,000 1.200%,  4/23/2023
a
1,681,713
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,b
3,187,826
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,104,648
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,246,384

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (18.2%) - continued
Owl Rock Technology Finance
Corporation
$ 1,250,000 3.750%,  6/17/2026
a
$ 1,280,013
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,030,527
1,000,000 2.400%,  10/1/2024 1,062,774
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,249,269
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,594,199
Protective Life Global Funding
1,650,000 0.631%,  10/13/2023
a
1,660,348
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,132,597
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,204,364
Royal Bank of Canada
2,100,000 1.950%,  1/17/2023 2,167,153
1,100,000 1.600%,  4/17/2023 1,130,169
Royal Bank of Scotland Group plc
2,000,000
1.691%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,027,198
2,000,000 3.498%,  5/15/2023
b
2,074,234
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,049,070
400,000 3.450%,  6/2/2025 435,204
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
b
1,086,748
Santander UK plc
1,050,000 2.100%,  1/13/2023 1,084,483
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,918,612
Skandinaviska Enskilda Banken
AB
1,345,000 0.550%,  9/1/2023
a
1,349,062
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,319,586
2,000,000 1.488%,  12/14/2026
a,b
2,005,702
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,050,751
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,051,925
1,750,000 1.319%,  10/14/2023
a,b
1,768,480
1,500,000 0.991%,  1/12/2025
a,b
1,500,679
State Street Corporation
250,000 2.825%,  3/30/2023
b
257,251
1,585,000 2.354%,  11/1/2025
b
1,690,667
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,446,840
1,750,000 0.948%,  1/12/2026 1,743,855
Sumitomo Mitsui Trust Bank, Ltd.
1,350,000 0.800%,  9/12/2023
a
1,362,539
SunTrust Banks, Inc.
725,000 2.900%,  3/3/2021 725,055
Synchrony Financial
250,000 2.850%,  7/25/2022 258,008
1,780,000 4.250%,  8/15/2024 1,956,239
Synovus Bank
1,060,000 2.289%,  2/10/2023
b
1,074,243
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,622,487
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (18.2%) - continued
Truist Financial Corporation
$ 825,000 4.950%,  9/1/2025
b,g
$ 901,313
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,314,913
UBS AG
550,000 1.750%,  4/21/2022
a
559,299
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,b
1,639,090
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,094,039
VEREIT Operating Partnership, LP
250,000 4.600%,  2/6/2024 276,103
510,000 4.625%,  11/1/2025 588,862
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
530,000
Wells Fargo & Company
750,000 3.450%,  2/13/2023 794,834
1,500,000 3.750%,  1/24/2024 1,631,833
1,850,000 1.654%,  6/2/2024
b
1,895,957
2,110,000 2.406%,  10/30/2025
b
2,229,395
Westpac Banking Corporation
1,055,000 2.000%,  1/13/2023 1,090,322
500,000 2.000%,  1/16/2025
a
527,585
1,060,000 2.894%,  2/4/2030
b
1,112,759
Total 283,307,082
Foreign Government (0.2%)
Province of Ontario Canada
750,000 3.400%,  10/17/2023 812,031
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,420,030
Total 3,232,061
Mortgage-Backed Securities (16.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,163,038 3.000%,  3/25/2050 1,225,016
1,484,181 3.000%,  4/1/2050 1,563,230
Federal National Mortgage
Association
664,125 4.500%,  5/1/2048 723,460
895,306 3.500%,  10/1/2048 951,012
1,033,715 3.500%,  8/1/2049 1,099,448
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
106,500,000 2.000%,  3/1/2035
c
111,108,110
5,350,000 1.500%,  2/1/2036
c
5,485,840
38,850,000 2.000%,  2/1/2036
c
40,590,662
12,250,000 1.500%,  3/1/2036
c
12,538,391
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,250,000 2.000%,  2/1/2051
c
3,356,133
27,500,000 2.500%,  2/1/2051
c
28,977,051
9,725,000 2.000%,  3/1/2051
c
10,025,107
30,850,000 2.500%,  3/1/2051
c
32,451,549
165,577
2.595%,  (LIBOR 12M +
1.485%), 1/1/2043
b
170,414

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Mortgage-Backed Securities (16.1%) -
continued
$ 1,291,543 4.000%,  7/1/2048 $ 1,385,465
Total 251,650,888
Technology (2.1%)
Baidu, Inc.
1,020,000 3.075%,  4/7/2025
h
1,088,343
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,428,732
Broadcom, Inc.
2,250,000 4.250%,  4/15/2026 2,552,333
Dell International, LLC
1,500,000 4.000%,  7/15/2024
a
1,648,073
410,000 5.850%,  7/15/2025
a
486,965
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,141,747
Global Payments, Inc.
875,000 2.650%,  2/15/2025 933,509
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,783,080
1,150,000 4.450%,  10/2/2023 1,261,918
Intel Corporation
1,100,000 3.400%,  3/25/2025 1,216,918
Intuit, Inc.
1,875,000 0.950%,  7/15/2025 1,895,959
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,080,389
Micron Technology, Inc.
1,250,000 2.497%,  4/24/2023 1,304,196
NXP Funding, LLC
1,605,000 2.700%,  5/1/2025
a
1,718,175
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,278,691
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,027,784
1,000,000 2.679%,  7/19/2024
a
1,067,410
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,596,982
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
1,002,268
Tencent Holdings, Ltd.
1,025,000 1.810%,  1/26/2026
a
1,039,340
Texas Instruments, Inc.
750,000 1.375%,  3/12/2025 773,015
Total System Services, Inc.
1,075,000 3.750%,  6/1/2023 1,146,417
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,554,001
Total 32,026,245
Transportation (1.8%)
Air Canada Pass Through Trust
748,984 3.875%,  3/15/2023
a
731,614
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,798,252
1,500,000 4.250%,  2/1/2024 1,640,422
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,608,681
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,574,834
Boeing Company
1,925,000 1.950%,  2/1/2024 1,977,177
Principal
Amount Long-Term Fixed Income (95.2%) Value
Transportation (1.8%) - continued
British Airways plc
$ 937,271 4.625%,  6/20/2024
a
$ 956,565
Continental Airlines, Inc.
1,482,520 4.150%,  4/11/2024 1,527,257
Delta Air Lines, Inc.
2,850,000 4.500%,  10/20/2025
a
3,045,632
ERAC USA Finance, LLC
1,400,000 2.600%,  12/1/2021
a
1,423,123
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,244,717
Mileage Plus Holdings, LLC
1,500,000 6.500%,  6/20/2027
a
1,640,625
Penske Truck Leasing Company,
LP
750,000 3.650%,  7/29/2021
a
760,156
1,000,000 2.700%,  11/1/2024
a
1,068,137
1,000,000 3.950%,  3/10/2025
a
1,115,295
1,200,000 1.200%,  11/15/2025
a
1,206,579
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,057,667
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,465,240
TTX Company
650,000 4.125%,  10/1/2023
a
710,914
Total 27,552,887
U.S. Government & Agencies (10.6%)
Federal Home Loan Bank
8,000,000 2.500%,  2/13/2024 8,568,707
3,500,000 1.500%,  8/15/2024 3,656,499
Federal Home Loan Mortgage
Corporation
4,500,000 0.250%,  8/24/2023 4,510,556
Federal National Mortgage
Association
3,500,000 2.875%,  9/12/2023 3,747,118
U.S. Treasury Notes
11,700,000 1.500%,  9/30/2021 11,810,601
12,000,000 2.500%,  1/15/2022 12,274,219
3,350,000 1.125%,  2/28/2022 3,387,164
1,530,000 0.125%,  7/31/2022 1,530,538
46,250,000 0.125%,  10/31/2022 46,260,840
13,845,000 2.000%,  11/30/2022 14,320,381
3,730,000 1.375%,  2/15/2023 3,824,707
3,875,000 2.750%,  7/31/2023 4,126,572
16,000,000 0.125%,  10/15/2023 15,985,625
18,475,000 0.125%,  1/15/2024 18,449,019
1,500,000 2.500%,  1/31/2024 1,603,887
2,750,000 2.125%,  7/31/2024 2,931,113
7,425,000 1.250%,  8/31/2024 7,688,936
Total 164,676,482
Utilities (2.6%)
Alexander Funding Trust
2,250,000 1.841%,  11/15/2023
a
2,284,389
Ameren Corporation
750,000 2.500%,  9/15/2024 799,174
American Electric Power
Company, Inc.
1,000,000 3.650%,  12/1/2021 1,027,989
1,425,000 1.000%,  11/1/2025 1,434,335

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Utilities (2.6%) - continued
Berkshire Hathaway Energy
Company
$ 1,925,000 4.050%,  4/15/2025
a
$ 2,169,900
CenterPoint Energy, Inc.
875,000 3.850%,  2/1/2024 954,821
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,610,643
1,500,000 2.529%,  10/1/2024 1,598,649
Duke Energy Corporation
1,085,000 0.900%,  9/15/2025 1,088,189
Edison International
1,580,000 2.950%,  3/15/2023 1,643,722
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,089,474
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,127,871
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,297,239
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,466,628
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,094,499
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,555,540
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,676,642
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
b
890,375
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,g
1,287,500
1,080,000 0.950%,  8/15/2025 1,081,210
PPL Capital Funding, Inc.
1,420,000 3.500%,  12/1/2022 1,485,652
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,144,972
Sempra Energy
2,125,000 3.550%,  6/15/2024 2,306,919
Southern Company
1,500,000 2.950%,  7/1/2023 1,582,952
1,100,000 4.000%,  1/15/2051
b
1,163,215
WEC Energy Group, Inc.
1,360,000 0.550%,  9/15/2023 1,366,093
Xcel Energy, Inc.
1,650,000 0.500%,  10/15/2023 1,652,959
Total 39,881,551
Total Long-Term Fixed Income
(cost $1,453,033,254) 1,483,240,229
Shares
Registered Investment
Companies ( 2.9% ) Value
Unaffiliated  (2.9%)
540,300 Vanguard Short-Term Corporate
Bond ETF
h
44,904,333
Total 44,904,333
Total Registered Investment
Companies (cost $43,864,605) 44,904,333
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
25,121,500 Thrivent Cash Management Trust $ 25,121,500
Total Collateral Held for
Securities Loaned
(cost $25,121,500) 25,121,500
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.582%
b
1,515,780
Total 1,515,780
Total Preferred Stock
(cost $1,490,400) 1,515,780
Shares or
Principal
Amount Short-Term Investments ( 18.7% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.077%, 3/10/2021
i,j
499,975
200,000 0.080%, 3/17/2021
i,j
199,988
300,000 0.050%, 3/23/2021
i,j
299,979
600,000 0.084%, 4/7/2021
i,j
599,924
100,000 0.114%, 4/23/2021
i,j
99,984
Thrivent Core Short-Term Reserve
Fund
29,028,909 0.200% 290,289,085
Total Short-Term Investments
(cost $291,888,843) 291,988,935
Total Investments (cost
$1,815,398,602) 118.5% $1,846,770,777
Other Assets and Liabilities, Net
(18.5%) (288,350,928)
Total Net Assets 100.0% $1,558,419,849

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $509,039,410 or
32.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 29, 2021.
e All or a portion of the security is insured or guaranteed.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h All or a portion of the security is on loan.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 960,302
Common Stock 23,594,929
Total lending $24,555,231
Gross amount payable upon return of
collateral for securities loaned $25,121,500
Net amounts due to counterparty
$566,269
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 208,949,735 – 208,949,735 –
Basic Materials 14,170,771 – 14,170,771 –
Capital Goods 32,976,845 – 32,976,845 –
Collateralized Mortgage Obligations 175,643,472 – 171,143,472 4,500,000
Commercial Mortgage-Backed Securities 5,364,238 – 5,364,238 –
Communications Services 36,595,529 – 36,595,529 –
Consumer Cyclical 68,911,525 – 68,911,525 –
Consumer Non-Cyclical 78,231,164 – 78,231,164 –
Energy 60,069,754 – 60,069,754 –
Financials 283,307,082 – 283,307,082 –
Foreign Government 3,232,061 – 3,232,061 –
Mortgage-Backed Securities 251,650,888 – 251,650,888 –
Technology 32,026,245 – 32,026,245 –
Transportation 27,552,887 – 27,552,887 –
U.S. Government & Agencies 164,676,482 – 164,676,482 –
Utilities 39,881,551 – 39,881,551 –
Registered Investment Companies
Unaffiliated 44,904,333 44,904,333 – –
Preferred Stock
Financials 1,515,780 1,515,780 – –
Short-Term Investments 1,699,850 – 1,699,850 –
Subtotal Investments in Securities $1,531,360,192 $46,420,113 $1,480,440,079 $4,500,000
Other Investments  * Total
Affiliated Short-Term Investments 290,289,085
Collateral Held for Securities Loaned 25,121,500
Subtotal Other Investments $315,410,585
Total Investments at Value $1,846,770,777
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 787,976 787,976 – –
Total Asset Derivatives $787,976 $787,976 $– $–
Liability Derivatives
Futures Contracts 84,369 84,369 – –
Total Liability Derivatives $84,369 $84,369 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Limited Maturity Bond Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$1,699,850 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 614 March 2021 $ 135,571,919 $ 107,689
Total Futures Long Contracts $ 135,571,919 $ 107,689
CBOT 10-Yr. U.S. Treasury Note (154) March 2021 ( $ 21,151,645) $ 48,833
CBOT 5-Yr. U.S. Treasury Note (1,129) March 2021 (142,028,507) (84,369)
CBOT U.S. Long Bond (124) March 2021 (21,419,110) 497,985
CME Ultra Long Term U.S. Treasury Bond (18) March 2021 (3,705,690) 20,753
Ultra 10-Yr. U.S. Treasury Note (70) March 2021 (10,880,685) 112,716
Total Futures Short Contracts ( $ 199,185,637) $595,918
Total Futures Contracts ( $ 63,613,718) $703,607
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $201,614 $222,592 $133,917 $290,289 29,029 18.6%
Total Affiliated Short-Term Investments 201,614 290,289 18.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,914 112,757 90,549 25,122 25,122 1.6
Total Collateral Held for Securities Loaned 2,914 25,122 1.6
Total Value $204,528 $315,411
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $(86) $86 $– $132
Total Income/Non Income Cash from Affiliated Investments $132
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $(86) $86 $0

Low Volatility Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Communications Services (10.6%)
10 Alphabet, Inc., Class A
a
$ 18,274
1,815 Auto Trader Group plc
a,b
13,993
1,200 Avex, Inc. 14,660
2,013 BCE, Inc. 85,384
2,015 Carsales.com, Ltd. 30,040
10,411 Deutsche Telekom AG 185,134
209 Electronic Arts, Inc. 29,929
1,746 Elisa Oyj 103,951
203 Embracer Group AB
a
4,576
26,000 HKBN, Ltd. 37,613
194,000 HKT Trust and HKT, Ltd. 255,339
4,200 KDDI Corporation 123,449
24,924 Koninklijke (Royal) KPN NV 77,862
488 Match Group, Inc.
a
68,252
11,200 Nippon Telegraph & Telephone
Corporation 279,931
3,992 Orange SA 46,852
337,210 PCCW, Ltd. 187,525
965 Rogers Communications, Inc. 43,550
13,000 SKY Perfect JSAT Holdings, Inc. 57,096
44,800 SoftBank Corporation 588,513
3,102 Spark New Zealand, Ltd. 10,650
405 Take-Two Interactive Software,
Inc.
a
81,182
8,855 Telefonica Deutschland Holding
AG 24,267
386 Telenet Group Holding NV 16,447
1,236 Telenor ASA 20,390
1,613 T-Mobile US, Inc.
a
203,367
10,571 Verizon Communications, Inc. 578,762
Total 3,186,988
Consumer Discretionary (5.6%)
300 ABC-MART, Inc. 17,064
17 Amazon.com, Inc.
a
54,505
168 AutoZone, Inc.
a
187,886
14,000 Cafe de Coral Holdings, Ltd. 28,743
600 Canon Marketing Japan, Inc. 13,165
572 Dollar General Corporation 111,317
3,779 Dollarama, Inc. 147,732
4,691 Domino's Pizza Group plc 21,103
275 Domino's Pizza, Inc. 101,959
2,000 Galaxy Entertainment Group, Ltd. 15,090
62 Hermes International 63,261
1,032 Home Depot, Inc. 279,486
2,349 McDonald's Corporation 488,216
200 Nagaileben Company, Ltd. 5,801
73 O'Reilly Automotive, Inc.
a
31,059
2,900 Sangetsu Company, Ltd. 43,307
1,000 Sankyo Company, Ltd. 28,563
2,100 T-GAIA Corporation 39,204
2,000 Xinyi Glass Holdings Company,
Ltd. 4,838
105 Yum! Brands, Inc. 10,657
Total 1,692,956
Consumer Staples (13.7%)
854 Church & Dwight Company, Inc. 72,103
1,099 Clorox Company 230,197
3,621 Colgate-Palmolive Company 282,438
601 Costco Wholesale Corporation 211,810
1,198 Hershey Company 174,237
16,300 Japan Tobacco, Inc. 323,788
487 Kellogg Company 28,704
377 Kerry Group plc 51,162
Shares Common Stock (98.7%) Value
Consumer Staples (13.7%) - continued
764 Kimberly-Clark Corporation $ 100,924
5,074 Koninklijke Ahold Delhaize NV 145,647
20 Lindt & Spruengli AG 173,283
2,456 McCormick & Company, Inc. 219,910
42 Monster Beverage Corporation
a
3,647
4,185 Nestle SA 469,124
800 Noevir Holdings Company, Ltd. 35,192
7,211 Orkla ASA 70,096
3,156 PepsiCo, Inc. 431,015
3,588 Procter & Gamble Company 460,018
3,900 Seven & I Holdings Company, Ltd. 148,933
2,876 Wal-Mart Stores, Inc. 404,049
1,942 Winpak, Ltd. 61,096
692 Woolworths, Ltd. 21,524
Total 4,118,897
Energy (1.4%)
44,800 Eneos Holdings, Inc. 181,563
1,969 Koninklijke Vopak NV 99,656
700 Nippon Gas Company, Ltd. 33,775
4,302 Washington H. Soul Pattinson and
Company, Ltd. 89,112
Total 404,106
Financials (8.7%)
164 Alleghany Corporation 92,964
144 Allstate Corporation 15,434
1,163 Aon plc 236,205
2,882 Arthur J. Gallagher & Company 332,612
251 ASX, Ltd. 13,715
248 Baloise Holding AG 41,531
907 Berkshire Hathaway, Inc.
a
206,678
238 Cboe Global Markets, Inc. 21,832
727 CME Group, Inc. 132,125
790 Deutsche Boerse AG 126,837
119 Erie Indemnity Company 28,929
193 FactSet Research Systems, Inc. 58,352
6,600 Hang Seng Bank, Ltd. 119,027
1,284 Intact Financial Corporation 141,579
16,600 Japan Post Bank Company, Ltd. 143,540
5,900 Japan Post Holdings Company,
Ltd. 46,920
4,544 Laurentian Bank of Canada
c
109,802
105 Markel Corporation
a
101,795
40 MarketAxess Holdings, Inc. 21,630
3,161 Marsh & McLennan Companies,
Inc. 347,426
1,356 Mizrahi Tefahot Bank, Ltd. 31,536
767 Ringkjoebing Landbobank AS 67,456
261 St. Galler Kantonalbank AG 119,678
281 T. Rowe Price Group, Inc. 43,971
Total 2,601,574
Health Care (17.7%)
2,487 Abbott Laboratories 307,368
173 Abcam plc 3,930
107 Amgen, Inc. 25,833
1,389 Baxter International, Inc. 106,717
3,700 Chugai Pharmaceutical Company,
Ltd. 193,618
1,453 Coloplast AS 216,886
1,195 Danaher Corporation 284,219
670 DiaSorin SPA 146,518
1,497 Eli Lilly and Company 311,331
4,071 Gilead Sciences, Inc. 267,058

Low Volatility Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Health Care (17.7%) - continued
3,312 Johnson & Johnson $ 540,286
5 Lonza Group AG 3,193
67 Masimo Corporation
a
17,147
1,581 Medtronic plc 176,013
3,996 Merck & Company, Inc. 307,972
16 Mettler-Toledo International, Inc.
a
18,690
99 Moderna, Inc.
a
17,143
2,423 Novartis AG 219,391
3,230 Novo Nordisk AS 225,028
1,151 Regeneron Pharmaceuticals, Inc.
a
579,920
1,302 Roche Holding AG 449,336
2,600 Sawai Pharmaceutical Company,
Ltd. 118,854
229 Sonova Holding AG
a
55,244
467 Stryker Corporation 103,212
100 Sysmex Corporation 11,666
341 Tecan Group AG 164,988
534 UnitedHealth Group, Inc. 178,132
974 Vertex Pharmaceuticals, Inc.
a
223,124
1,600 Vital KSK Holdings, Inc. 12,169
146 Zoetis, Inc. 22,520
Total 5,307,506
Industrials (9.1%)
1,281 Canadian National Railway
Company 129,748
12 Canadian Pacific Railway, Ltd. 4,032
445 Geberit AG 272,370
241 IDEX Corporation 44,872
5,500 Itochu Enex Company, Ltd. 52,857
8,900 Kamigumi Company, Ltd. 157,005
27,800 Kandenko Company, Ltd. 239,628
1,082 Landstar System, Inc. 150,831
235 Lockheed Martin Corporation 75,628
6,000 Marubeni Corporation 39,866
1,300 Max Company, Ltd. 18,924
5,700 Mitsubishi Corporation 144,393
400 Mitsui & Company, Ltd. 7,422
7,100 Nikkon Holdings Company, Ltd. 143,280
2,000 Nishimatsu Construction
Company, Ltd. 46,346
1,611 RELX plc 39,886
3,747 Republic Services, Inc. 339,178
27 Rockwell Automation, Inc. 6,710
544 SEEK, Ltd. 11,591
900 Sumitomo Corporation 11,947
11,900 Takasago Thermal Engineering
Company, Ltd. 179,690
1,327 Verisk Analytics, Inc. 243,504
771 Waste Connections, Inc. 75,951
2,281 Waste Management, Inc. 253,921
129 Watsco, Inc. 30,765
Total 2,720,345
Information Technology (18.0%)
1,451 Accenture plc 351,026
593 Adobe, Inc.
a
272,051
1,634 Amphenol Corporation 204,054
1,763 Apple, Inc. 232,646
200 Arista Networks, Inc.
a
61,512
704 Automatic Data Processing, Inc. 116,244
425 Broadridge Financial Solutions,
Inc. 60,057
1,100 Canon Electronics, Inc. 18,457
7,900 Canon, Inc. 174,760
Shares Common Stock (98.7%) Value
Information Technology (18.0%) - continued
2,982 CGI, Inc.
a
$ 239,026
1,856 Cisco Systems, Inc. 82,740
364 Fiserv, Inc.
a
37,379
5,000 IGG, Inc. 6,481
706 Intuit, Inc. 255,028
2,620 Jack Henry & Associates, Inc. 379,350
100 Kanematsu Electronics, Ltd. 3,706
1,053 Keysight Technologies, Inc.
a
149,094
1,106 MasterCard, Inc. 349,817
1,225 Microsoft Corporation 284,151
1,481 Motorola Solutions, Inc. 248,142
500 NSD Company, Ltd. 9,571
100 OBIC Company, Ltd. 18,710
281 Oracle Corporation 16,981
3,726 Paychex, Inc. 325,354
2,000 Ryosan Company, Ltd. 44,445
350 Stillfront Group AB
a
3,713
905 Synopsys, Inc.
a
231,182
2,009 Texas Instruments, Inc. 332,871
1,709 Thomson Reuters Corporation 139,353
1,109 Tyler Technologies, Inc.
a
468,874
307 VeriSign, Inc.
a
59,580
718 Visa, Inc. 138,754
258 Zoom Video Communications,
Inc.
a
95,994
Total 5,411,103
Materials (4.8%)
2,280 Agnico Eagle Mines, Ltd. 159,168
10,638 Barrick Gold Corporation 237,592
31 Christian Hansen Holding AS
a
2,805
113 Croda International plc 9,709
2,665 Franco-Nevada Corporation 318,014
5 Givaudan SA 20,144
832 Kirkland Lake Gold, Ltd. 31,972
7,102 Newmont Mining Corporation 423,279
300 Nippon Paint Holdings Company,
Ltd. 26,977
4,300 Nippon Steel Trading Corporation 147,513
6 Sherwin-Williams Company 4,151
328 Symrise AG 40,818
786 Wheaton Precious Metals
Corporation 32,281
Total 1,454,423
Real Estate (3.3%)
357 American Tower Corporation 81,167
78,144 Ascendas REIT 180,304
98 Bachem Holding AG 39,148
424 Camden Property Trust 43,312
762 Canadian Apartment Properties
REIT 30,510
220 Extra Space Storage, Inc. 25,034
3,600 Link REIT 31,231
38,500 Mapletree Commercial Trust 59,564
26 Mori Trust Sogo REIT, Inc. 34,385
1,882 Public Storage, Inc. 428,381
1,981 Quebecor, Inc. 47,405
Total 1,000,441
Utilities (5.8%)
2,871 American Electric Power
Company, Inc. 232,293
421 American Water Works Company,
Inc. 66,947

Low Volatility Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Utilities (5.8%) - continued
5,008 Consolidated Edison, Inc. $ 354,466
471 Dominion Energy, Inc. 34,331
379 DTE Energy Company 44,995
750 Duke Energy Corporation 70,500
1,069 Enagas SA 23,551
8,910 Enel SPA 88,369
79,000 HK Electric Investments, Ltd. 77,981
14,000 Hong Kong and China Gas
Company, Ltd. 20,107
4,522 NextEra Energy, Inc. 365,694
1,750 Southern Company 103,110
953 WEC Energy Group, Inc. 84,722
2,766 Xcel Energy, Inc. 176,996
Total 1,744,062
Total Common Stock
(cost $26,740,826) 29,642,401
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
102,762 Thrivent Cash Management Trust 102,762
Total Collateral Held for
Securities Loaned
(cost $102,762) 102,762
Shares Short-Term Investments ( 0.4% ) Value
Thrivent Core Short-Term Reserve
Fund
10,568 0.200% 105,680
Total Short-Term Investments
(cost $105,680) 105,680
Total Investments (cost
$26,949,268) 99.4% $29,850,843
Other Assets and Liabilities, Net
0.6% 166,837
Total Net Assets 100.0% $30,017,680
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $13,993 or 0.0%
of total net assets.
c All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 97,189
Total lending $97,189
Gross amount payable upon return of
collateral for securities loaned $102,762
Net amounts due to counterparty
$5,573
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,186,988 979,766 2,207,222 –
Consumer Discretionary 1,692,956 1,265,085 427,871 –
Consumer Staples 4,118,897 2,619,052 1,499,845 –
Energy 404,106 – 404,106 –
Financials 2,601,574 1,639,953 961,621 –
Health Care 5,307,506 3,486,685 1,820,821 –
Industrials 2,720,345 1,221,360 1,498,985 –
Information Technology 5,411,103 4,752,881 658,222 –
Materials 1,454,423 777,725 676,698 –
Real Estate 1,000,441 577,894 422,547 –
Utilities 1,744,062 1,534,054 210,008 –
Subtotal Investments in Securities $29,642,401 $18,854,455 $10,787,946 $–
Other Investments  * Total
Affiliated Short-Term Investments 105,680
Collateral Held for Securities Loaned 102,762
Subtotal Other Investments $208,442
Total Investments at Value $29,850,843
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $— $1,394 $1,288 $106 11 0.4%
Total Affiliated Short-Term Investments — 106 0.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 114 11 103 103 0.3
Total Collateral Held for Securities Loaned – 103 0.3
Total Value $— $209
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.7% ) Value
Communications Services (5.3%)
1,958 Live Nation Entertainment, Inc.
a
$ 130,109
852 Match Group, Inc.
a
119,161
599 RingCentral, Inc.
a
223,379
481 Take-Two Interactive Software,
Inc.
a
96,416
Total 569,065
Consumer Discretionary (13.7%)
1,147 Aptiv plc 153,239
787 Bright Horizons Family Solutions,
Inc.
a
119,600
543 Burlington Stores, Inc.
a
135,153
822 Chegg , Inc.
a
78,304
1,416 Chewy, Inc.
a,b
144,177
82 Chipotle Mexican Grill, Inc.
a
121,360
258 Domino's Pizza, Inc. 95,656
339 Etsy, Inc.
a
67,491
523 Five Below, Inc.
a
91,907
320 Lithia Motors, Inc. 101,978
20 NVR, Inc.
a
88,930
1,882 Planet Fitness, Inc.
a
135,504
509 Ulta Beauty, Inc.
a
142,398
Total 1,475,697
Consumer Staples (2.4%)
437 Casey's General Stores, Inc. 81,929
1,346 Lamb Weston Holdings, Inc. 100,546
898 Monster Beverage Corporation
a
77,973
Total 260,448
Financials (5.3%)
1,606 Arch Capital Group, Ltd.
a
50,444
730 Arthur J. Gallagher & Company 84,249
471 Kinsale Capital Group, Inc. 88,341
319 MSCI, Inc. 126,101
493 Signature Bank 81,439
2,055 Western Alliance Bancorp 140,110
Total 570,684
Health Care (19.1%)
2,499 ACADIA Pharmaceuticals, Inc.
a
120,077
335 Argenx SE ADR
a
98,162
620 Biohaven Pharmaceutical Holding
Company, Ltd.
a
52,836
372 Bio- Techne Corporation 120,866
1,320 Catalent , Inc.
a
151,866
477 Dexcom , Inc.
a
178,803
471 Global Blood Therapeutics, Inc.
a
23,607
1,402 GoodRx Holdings, Inc.
a
65,361
1,330 Guardant Health, Inc.
a
206,815
650 Insulet Corporation
a
173,667
430 Ionis Pharmaceuticals, Inc.
a
25,830
881 LHC Group, Inc.
a
175,513
667 Nevro Corporation
a
107,914
745 PRA Health Sciences, Inc.
a
91,814
308 Sarepta Therapeutics, Inc.
a
27,535
456 Teleflex, Inc. 172,199
471 Veeva Systems, Inc.
a
130,203
695 Zoetis, Inc. 107,204
852 Zymeworks , Inc.
a
28,815
Total 2,059,087
Industrials (14.3%)
7,180 Arconic , Inc. 176,484
1,218 ASGN, Inc.
a
100,984
Shares Common Stock (94.7%) Value
Industrials (14.3%) - continued
899 Chart Industries, Inc.
a
$ 107,979
487 Generac Holdings, Inc.
a
120,007
699 IDEX Corporation 130,147
1,196 Mercury Systems, Inc.
a
84,988
615 Middleby Corporation
a
83,468
455 Old Dominion Freight Line, Inc. 88,270
1,081 Regal-Beloit Corporation 135,644
1,780 TransUnion 154,931
1,008 Trex Company, Inc.
a
92,504
1,105 United Rentals, Inc.
a
268,526
Total 1,543,932
Information Technology (28.1%)
712 Amphenol Corporation 88,915
1,938 Anaplan, Inc.
a
129,265
484 Atlassian Corporation plc
a
111,867
569 Bandwidth, Inc.
a
101,362
1,583 BigCommerce Holdings, Inc.
a
126,545
413 Coupa Software, Inc.
a
127,976
825 DocuSign, Inc.
a
192,134
2,405 Elastic NV
a
365,464
263 EPAM Systems, Inc.
a
90,585
837 Euronet Worldwide, Inc.
a
104,591
982 Global Payments, Inc. 173,343
142 Lam Research Corporation 68,721
1,354 Lumentum Holdings, Inc.
a
127,005
2,111 Medallia , Inc.
a
87,606
797 MKS Instruments, Inc. 125,982
544 Monolithic Power Systems, Inc. 193,278
394 Nice, Ltd. ADR
a
102,944
384 Okta , Inc.
a
99,460
505 Palo Alto Networks, Inc.
a
177,129
505 Qorvo , Inc.
a
86,294
136 ServiceNow , Inc.
a
73,870
3,764 STMicroelectronics NV ADR 150,372
585 Zscaler , Inc.
a
116,824
Total 3,021,532
Materials (2.2%)
550 Martin Marietta Materials, Inc. 158,076
308 Quaker Chemical Corporation 80,736
Total 238,812
Real Estate (4.3%)
432 Camden Property Trust 44,129
2,361 CBRE Group, Inc.
a
143,973
197 CoStar Group, Inc.
a
177,243
368 Equity Lifestyle Properties, Inc. 22,389
279 SBA Communications Corporation 74,959
Total 462,693
Total Common Stock
(cost $8,140,411) 10,201,950
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
106,250 Thrivent Cash Management Trust 106,250
Total Collateral Held for
Securities Loaned
(cost $106,250) 106,250

Mid Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
441 SPDR S&P Oil & Gas Exploration
ETF $ 28,365
Total 28,365
Total Registered Investment
Companies (cost $26,291) 28,365
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
28,597 0.200% 285,972
Total Short-Term Investments
(cost $285,972) 285,972
Total Investments (cost
$8,558,924) 98.6% $10,622,537
Other Assets and Liabilities, Net
1.4% 149,688
Total Net Assets 100.0% $10,772,225
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 101,820
Total lending $101,820
Gross amount payable upon return of
collateral for securities loaned $106,250
Net amounts due to counterparty
$4,430
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 569,065 569,065 – –
Consumer Discretionary 1,475,697 1,475,697 – –
Consumer Staples 260,448 260,448 – –
Financials 570,684 570,684 – –
Health Care 2,059,087 2,059,087 – –
Industrials 1,543,932 1,543,932 – –
Information Technology 3,021,532 3,021,532 – –
Materials 238,812 238,812 – –
Real Estate 462,693 462,693 – –
Registered Investment Companies
Unaffiliated 28,365 28,365 – –
Subtotal Investments in Securities $10,230,315 $10,230,315 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 285,972
Collateral Held for Securities Loaned 106,250
Subtotal Other Investments $392,222
Total Investments at Value $10,622,537
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $43 $2,719 $2,476 $286 29 2.6%
Total Affiliated Short-Term Investments 43 286 2.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   69 315 278 106 106 1.0
Total Collateral Held for Securities Loaned 69 106 1.0
Total Value $112 $392
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.8% ) Value
Communications Services (2.8%)
958,847 DISH Network Corporation
a
$ 27,825,740
356,260 Zillow Group, Inc.
a
49,420,387
Total 77,246,127
Consumer Discretionary (12.9%)
342,037 Aptiv plc 45,696,143
86,135 Domino's Pizza, Inc. 31,935,412
259,286 Expedia Group, Inc. 32,177,393
1,046,109 Harley-Davidson, Inc. 41,938,510
205,404 Lululemon Athletica , Inc.
a
67,512,187
16,987 NVR, Inc.
a
75,532,356
123,120 RH
a,b
58,526,323
Total 353,318,324
Consumer Staples (3.6%)
1,593,346 Hain Celestial Group, Inc.
a
66,259,294
452,916 Lamb Weston Holdings, Inc. 33,832,825
Total 100,092,119
Energy (2.4%)
2,467,379 Devon Energy Corporation 40,613,059
439,047 Valero Energy Corporation 24,775,422
Total 65,388,481
Financials (16.2%)
1,715,102 Ally Financial, Inc. 64,899,460
506,249 Arch Capital Group, Ltd.
a
15,901,281
1,434,237 Assured Guaranty, Ltd. 51,273,973
1,663,415 Equitable Holdings, Inc. 41,219,424
227,982 Interactive Brokers Group, Inc. 13,950,218
195,396 Kemper Corporation 13,746,109
2,862,420 KeyCorp 48,260,401
257,132 Kinsale Capital Group, Inc. 48,227,678
1,497,365 Radian Group, Inc. 28,749,408
970,563 Western Alliance Bancorp 66,172,985
1,147,212 Zions Bancorporations NA 50,637,938
Total 443,038,875
Health Care (9.8%)
67,690 Align Technology, Inc.
a
35,562,972
336,995 Catalent , Inc.
a
38,771,275
436,332 Edwards Lifesciences Corporation
a
36,032,297
369,444 Jazz Pharmaceuticals, Inc.
a
57,448,542
641,610 NuVasive , Inc.
a
34,480,121
120,964 Quidel Corporation
a
30,358,335
387,425 Syneos Health, Inc.
a
28,805,049
47,987 Universal Health Services, Inc. 5,983,019
Total 267,441,610
Industrials (18.9%)
548,326 Advanced Drainage Systems, Inc. 45,225,929
1,162,667 Altra Industrial Motion Corporation 59,772,710
2,307,755 Arconic , Inc. 56,724,618
314,920 Heico Corporation 37,078,681
826,126 Nutrien , Ltd. 40,620,615
243,159 Old Dominion Freight Line, Inc. 47,172,846
273,592 Regal-Beloit Corporation 34,330,324
1,351,877 Southwest Airlines Company 59,401,475
728,510 Timken Company 55,119,067
342,130 United Rentals, Inc.
a
83,141,011
Total 518,587,276
Information Technology (14.6%)
453,286 Akamai Technologies, Inc.
a
50,328,344
Shares Common Stock (95.8%) Value
Information Technology (14.6%) - continued
540,236 Alliance Data Systems Corporation $ 36,546,965
159,234 ANSYS, Inc.
a
56,427,753
602,710 Ciena Corporation
a
32,178,687
1,432,984 Dropbox, Inc.
a
32,428,428
198,076 Enphase Energy, Inc.
a
36,119,159
150,277 Nice, Ltd. ADR
a,b
39,264,374
2,565,133 Nuance Communications, Inc.
a,b
116,816,157
Total 400,109,867
Materials (3.1%)
590,356 Ball Corporation 51,963,135
974,186 Steel Dynamics, Inc. 33,385,354
Total 85,348,489
Real Estate (6.4%)
160,839 Alexandria Real Estate Equities,
Inc. 26,877,805
376,287 Camden Property Trust 38,437,717
184,924 Digital Realty Trust, Inc. 26,619,810
835,426 Douglas Emmett, Inc. 23,149,655
817,765 Duke Realty Corporation 32,350,783
1,989,579 Host Hotels & Resorts, Inc. 26,958,795
Total 174,394,565
Utilities (5.1%)
653,816 Alliant Energy Corporation 31,808,149
1,626,690 CenterPoint Energy, Inc. 34,306,892
550,998 CMS Energy Corporation 31,340,766
435,124 Entergy Corporation 41,480,371
Total 138,936,178
Total Common Stock
(cost $1,841,976,382) 2,623,901,911
Shares
Collateral Held for Securities
Loaned ( 2.4% ) Value
64,684,650 Thrivent Cash Management Trust 64,684,650
Total Collateral Held for
Securities Loaned
(cost $64,684,650) 64,684,650
Shares Short-Term Investments ( 4.2% ) Value
Thrivent Core Short-Term Reserve
Fund
11,587,960 0.200% 115,879,599
Total Short-Term Investments
(cost $115,851,461) 115,879,599
Total Investments (cost
$2,022,512,493) 102.4% $2,804,466,160
Other Assets and Liabilities, Net
(2.4%) (64,903,147)
Total Net Assets 100.0% $2,739,563,013
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 63,060,772
Total lending $63,060,772
Gross amount payable upon return of
collateral for securities loaned $64,684,650
Net amounts due to counterparty
$1,623,878
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 77,246,127 77,246,127 – –
Consumer Discretionary 353,318,324 353,318,324 – –
Consumer Staples 100,092,119 100,092,119 – –
Energy 65,388,481 65,388,481 – –
Financials 443,038,875 443,038,875 – –
Health Care 267,441,610 267,441,610 – –
Industrials 518,587,276 518,587,276 – –
Information Technology 400,109,867 400,109,867 – –
Materials 85,348,489 85,348,489 – –
Real Estate 174,394,565 174,394,565 – –
Utilities 138,936,178 138,936,178 – –
Subtotal Investments in Securities $2,623,901,911 $2,623,901,911 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 115,879,599
Collateral Held for Securities Loaned 64,684,650
Subtotal Other Investments $180,564,249
Total Investments at Value $2,804,466,160
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $46,631 $145,412 $76,163 $115,880 11,588 4.2%
Total Affiliated Short-Term Investments 46,631 115,880 4.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   82,394 56,070 73,779 64,685 64,685 2.4
Total Collateral Held for Securities Loaned 82,394 64,685 2.4
Total Value $129,025 $180,565
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $52
Total Income/Non Income Cash from Affiliated Investments $52
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 10
Total Affiliated Income from Securities Loaned, Net $10
Total $– $– $4

Mid Cap Value Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (6.5%)
2,181 Discovery, Inc., Class A
a,b
$ 90,337
5,704 Imax Corporation
b
107,806
5,774 Interpublic Group of Companies,
Inc. 138,980
2,484 Playtika Holding Corporation
b
72,384
Total 409,507
Consumer Discretionary (12.9%)
704 Aptiv plc 94,054
1,737 Cedar Fair, LP 69,654
1,447 Dollar Tree, Inc.
b
147,102
1,467 eBay, Inc. 82,900
858 Lear Corporation 129,352
655 Mohawk Industries, Inc.
b
94,058
1,160 Polaris, Inc. 135,337
1,982 Tapestry, Inc. 62,671
Total 815,128
Consumer Staples (4.5%)
5,113 Albertsons Companies, Inc. 88,813
688 Church & Dwight Company, Inc. 58,088
2,341 Hain Celestial Group, Inc.
b
97,351
589 Sysco Corporation 42,119
Total 286,371
Energy (5.8%)
3,128 Enterprise Products Partners, LP 63,279
3,882 Helmerich & Payne, Inc. 94,255
1,867 Marathon Petroleum Corporation 80,580
1,038 Pioneer Natural Resources
Company 125,494
Total 363,608
Financials (19.2%)
1,295 Capital One Financial Corporation 135,017
973 Cboe Global Markets, Inc. 89,253
1,303 Comerica, Inc. 74,532
2,736 Equitable Holdings, Inc. 67,798
3,121 Hartford Financial Services Group,
Inc. 149,870
340 Kemper Corporation 23,919
1,016 Raymond James Financial, Inc. 101,529
1,797 Selective Insurance Group, Inc. 116,769
2,830 Trustmark Corporation 77,740
1,885 Voya Financial, Inc. 104,542
2,604 Wintrust Financial Corporation 156,735
2,516 Zions Bancorporations NA 111,056
Total 1,208,760
Health Care (7.8%)
1,205 Acadia Healthcare Company, Inc.
b
61,069
1,542 Centene Corporation
b
92,983
520 Ionis Pharmaceuticals, Inc.
b
31,236
724 Jazz Pharmaceuticals, Inc.
b
112,582
1,157 Syneos Health, Inc.
b
86,023
685 Zimmer Biomet Holdings, Inc. 105,264
Total 489,157
Industrials (13.3%)
998 AGCO Corporation 110,678
982 Carlisle Companies, Inc. 142,321
1,651 Crane Company 124,948
592 JB Hunt Transport Services, Inc. 79,719
487 Lincoln Electric Holdings, Inc. 55,761
Shares Common Stock (98.5%) Value
Industrials (13.3%) - continued
2,837 Meritor, Inc.
b
$ 73,223
1,935 Robert Half International, Inc. 130,613
2,680 Southwest Airlines Company 117,759
Total 835,022
Information Technology (10.3%)
3,540 Change Healthcare, Inc.
b
84,465
2,220 Jabil, Inc. 91,842
3,182 Juniper Networks, Inc. 77,705
271 Littelfuse , Inc. 65,953
3,772 ON Semiconductor Corporation
b
130,096
808 PTC, Inc.
b
107,391
1,566 Western Digital Corporation 88,369
Total 645,821
Materials (7.1%)
4,635 Axalta Coating Systems, Ltd.
b
125,099
2,873 Berry Plastics Group, Inc.
b
141,840
1,609 CF Industries Holdings, Inc. 66,580
684 LyondellBasell Industries NV 58,660
1,152 Nucor Corporation 56,137
Total 448,316
Real Estate (7.0%)
686 Camden Property Trust 70,075
2,018 CBRE Group, Inc.
b
123,058
1,945 Highwoods Properties, Inc. 72,918
8,144 Host Hotels & Resorts, Inc. 110,351
2,018 Rayonier, Inc. REIT 62,053
Total 438,455
Utilities (4.1%)
1,083 Alliant Energy Corporation 52,688
4,976 CenterPoint Energy, Inc. 104,944
357 Entergy Corporation 34,033
1,303 Evergy , Inc. 70,010
Total 261,675
Total Common Stock
(cost $5,095,602) 6,201,820
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
85,876 Thrivent Cash Management Trust 85,876
Total Collateral Held for
Securities Loaned
(cost $85,876) 85,876
Shares
Registered Investment
Companies ( 1.3% ) Value
Unaffiliated  (1.3%)
2,034 Fidelity US Utilities ETF 81,848
Total 81,848
Total Registered Investment
Companies (cost $78,037) 81,848
Total Investments (cost
$5,259,515) 101.2% $6,369,544
Other Assets and Liabilities, Net
(1.2%) (74,084)
Total Net Assets 100.0% $6,295,460

Mid Cap Value Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 84,994
Total lending $84,994
Gross amount payable upon return of
collateral for securities loaned $85,876
Net amounts due to counterparty
$882
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 409,507 409,507 – –
Consumer Discretionary 815,128 815,128 – –
Consumer Staples 286,371 286,371 – –
Energy 363,608 363,608 – –
Financials 1,208,760 1,208,760 – –
Health Care 489,157 489,157 – –
Industrials 835,022 835,022 – –
Information Technology 645,821 645,821 – –
Materials 448,316 448,316 – –
Real Estate 438,455 438,455 – –
Utilities 261,675 261,675 – –
Registered Investment Companies
Unaffiliated 81,848 81,848 – –
Subtotal Investments in Securities $6,283,668 $6,283,668 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 85,876
Subtotal Other Investments $85,876
Total Investments at Value $6,369,544
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $41 $688 $729 $– – –%
Total Affiliated Short-Term Investments 41 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   163 205 282 86 86 1.4
Total Collateral Held for Securities Loaned 163 86 1.4
Total Value $204 $86
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $0 $0 $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 2
Total Affiliated Income from Securities Loaned, Net $2
Total $0 $0 $0

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.6% )
a
Value
Basic Materials (0.1%)
Avantor Funding, Inc., Term Loan
$ 300,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 300,876
Ball Metalpack Finco, LLC, Term
Loan
160,875
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
159,669
Chemours Company, Term Loan
267,375
1.880%,  (LIBOR 1M +
1.750%), 4/3/2025
b
265,103
Hexion, Inc., Term Loan
228,262
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
228,451
INEOS US Petrochem, LLC, Term
Loan
405,000
0.000%,  (LIBOR 1M +
2.750%), 1/21/2026
b,c,d
406,183
Innophos Holdings, Inc., Term
Loan
223,312
3.621%,  (LIBOR 1M +
3.500%), 2/7/2027
b
223,127
Momentive Performance Materials
USA, LLC, Term Loan
221,625
3.380%,  (LIBOR 1M +
3.250%), 5/15/2024
b
219,409
Nouryon USA, LLC, Term Loan
600,265
3.129%,  (LIBOR 1M +
3.000%), 10/1/2025
b
597,263
Pixelle Specialty Solutions, LLC,
Term Loan
394,764
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
394,862
PQ Corporation, Term Loan
189,320
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
189,415
Total 2,984,358
Capital Goods (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
159,600
2.621%,  (LIBOR 1M +
2.500%), 9/4/2027
b
159,932
Flex Acquisition Company, Inc.
Term Loan
457,889
3.238%,  (LIBOR 3M +
3.000%), 6/29/2025
b
454,629
Gemini HDPE, LLC, Term Loan
365,000
3.500%,  (LIBOR 3M +
3.000%), 12/28/2027
b,c,d
362,416
GFL Environmental, Inc., Term
Loan
370,000
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
371,232
Graham Packaging Company,
Inc., Term Loan
220,424
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
220,944
Mauser Packaging Solutions
Holding Company, Term Loan
325,780
3.381%,  (LIBOR 1M +
3.250%), 4/3/2024
b
319,333
Principal
Amount Bank Loans (1.6%)
a
Value
Capital Goods (0.1%) - continued
MI Windows and Doors, Inc., Term
Loan
$ 340,000
4.500%,  (LIBOR 1M +
3.750%), 12/15/2027
b,e
$ 342,550
Navistar, Inc., Term Loan
455,900
3.630%,  (LIBOR 1M +
3.500%), 11/6/2024
b
454,874
Pactiv Evergreen Group Holdings,
Inc., Term Loan
315,077
2.871%,  (LIBOR 1M +
2.750%), 2/5/2023
b
314,881
165,000
3.371%,  (LIBOR 1M +
3.250%), 2/16/2026
b
165,083
TransDigm, Inc., Term Loan
796,950
2.371%,  (LIBOR 1M +
2.250%), 12/9/2025
b
782,589
Vertiv Group Corporation, Term
Loan
759,263
3.144%,  (LIBOR 1M +
3.000%), 3/2/2027
b
759,718
Total 4,708,181
Communications Services (0.4%)
Altice France SA, Term Loan
187,687
2.871%,  (LIBOR 1M +
2.750%), 7/31/2025
b
185,186
Cablevision Lightpath, LLC, Term
Loan
364,088
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
364,998
CCI Buyer, Inc., Term Loan
100,000
4.750%,  (LIBOR 2M +
4.000%), 12/12/2027
b
100,600
CommScope, Inc., Term Loan
426,341
3.371%,  (LIBOR 1M +
3.250%), 4/4/2026
b
424,943
Coral-US Co-Borrower, LLC, Term
Loan
940,000
2.371%,  (LIBOR 1M +
2.250%), 1/31/2028
b
934,717
Diamond Sports Group, LLC, Term
Loan
683,236
3.380%,  (LIBOR 1M +
3.250%), 8/24/2026
b
580,183
E.W. Scripps Company, Term Loan
370,000
3.750%,  (LIBOR 1M +
3.000%), 12/15/2027
b,c,d
369,722
Eagle Broadband Investments,
LLC, Term Loan
600,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
602,376
Entercom Media Corporation, Term
Loan
338,629
2.623%,  (LIBOR 1M +
2.500%), 11/17/2024
b
333,269
GCI, LLC, Term Loan
573,563
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
572,846
Gray Television, Inc., Term Loan
205,000
2.394%,  (LIBOR 1M +
2.250%), 2/7/2024
b
203,848
HCP Acquisition, LLC, Term Loan
560,773
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
561,575

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.6%)
a
Value
Communications Services (0.4%) - continued
iHeartCommunications, Inc., Term
Loan
$ 263,008
3.121%,  (LIBOR 1M +
3.000%), 5/1/2026
b
$ 259,523
Lumen Technologies, Inc., Term
Loan
805,109
2.371%,  (LIBOR 1M +
2.250%), 3/15/2027
b
801,687
Meredith Corporation, Term Loan
314,211
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
319,122
NEP Group, Inc., Term Loan
328,548
3.371%,  (LIBOR 1M +
3.250%), 10/20/2025
b
312,850
40,000
7.121%,  (LIBOR 1M +
7.000%), 10/19/2026
b
35,720
Nexstar Broadcasting, Inc., Term
Loan
507,431
2.894%,  (LIBOR 1M +
2.750%), 9/19/2026
b
507,360
Nielsen Finance, LLC, Term Loan
183,612
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
184,646
Radiate Holdco, LLC, Term Loan
860,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
859,286
SBA Senior Finance II, LLC, Term
Loan
405,036
1.880%,  (LIBOR 1M +
1.750%), 4/11/2025
b
403,104
Terrier Media Buyer, Inc., Term
Loan
500,000
0.000%,  (LIBOR 1M +
3.500%), 12/17/2026
b,c,d
499,250
277,200
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
276,992
144,275
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
144,275
TNS, Inc., Term Loan
529,495
4.130%,  (LIBOR 1M +
4.000%), 8/14/2022
b
529,829
Virgin Media Bristol, LLC, Term
Loan
590,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,c,d
590,083
WideOpenWest Finance, LLC,
Term Loan
430,255
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
428,913
Xplornet Communications, Inc.,
Term Loan
373,337
4.871%,  (LIBOR 1M +
4.750%), 6/10/2027
b
376,271
Ziggo Financing Partnership, Term
Loan
500,000
2.627%,  (LIBOR 1M +
2.500%), 4/30/2028
b
496,665
Total 12,259,839
Consumer Cyclical (0.2%)
1011778 B.C., LLC, Term Loan
562,161
1.871%,  (LIBOR 1M +
1.750%), 11/19/2026
b
557,827
Principal
Amount Bank Loans (1.6%)
a
Value
Consumer Cyclical (0.2%) - continued
Caesars Resort Collection, LLC,
Term Loan
$ 483,788
4.621%,  (LIBOR 1M +
4.500%), 7/20/2025
b
$ 483,183
Carnival Corporation, Term Loan
244,386
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
251,261
Cengage Learning, Inc., Term
Loan
237,986
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
228,438
CP Atlas Buyer, Inc., Term Loan
190,000
0.000%,  (LIBOR 1M +
3.750%), 12/27/2027
b,c,d
190,000
Four Seasons Hotels, Ltd., Term
Loan
339,394
2.121%,  (LIBOR 1M +
2.000%), 11/30/2023
b
337,952
Golden Entertainment, Inc., Term
Loan
726,375
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
719,416
Golden Nugget, LLC, Term Loan
358,707
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
350,974
Harbor Freight Tools USA, Inc.,
Term Loan
468,825
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
469,059
LCPR Loan Financing, LLC, Term
Loan
745,000
5.127%,  (LIBOR 1M +
5.000%), 10/15/2026
b
750,818
Michaels Stores, Inc., Term Loan
338,300
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
337,454
Penn National Gaming, Inc., Term
Loan
219,529
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
218,432
PetSmart, Inc., Term Loan
165,000
0.000%,  (LIBOR 1M +
3.750%), 1/29/2028
b,c,d
164,794
Scientific Games International,
Inc., Term Loan
1,203,169
2.871%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,181,367
Staples, Inc., Term Loan
129,692
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
127,681
228,045
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
222,914
Stars Group Holdings BV, Term
Loan
329,950
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
330,679
Tenneco, Inc., Term Loan
361,508
3.121%,  (LIBOR 1M +
3.000%), 10/1/2025
b
356,899
Truck Hero, Inc., Term Loan
90,000
0.000%,  (LIBOR 1M +
3.750%), 1/20/2028
b,c,d
90,045

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.6%)
a
Value
Consumer Cyclical (0.2%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 239,487
1.871%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 237,825
Total 7,607,018
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
289,266
4.394%,  (LIBOR 1M +
4.250%), 5/6/2024
b
289,266
Aramark Services, Inc., Term Loan
565,000
1.871%,  (LIBOR 1M +
1.750%), 3/11/2025
b
559,350
Bausch Health Americas, Inc.,
Term Loan
592,390
3.121%,  (LIBOR 1M +
3.000%), 6/1/2025
b
592,484
Bellring Brands, LLC, Term Loan
128,851
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
129,881
Change Healthcare Holdings, LLC,
Term Loan
255,864
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
255,864
Chobani, LLC, Term Loan
189,525
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
190,118
CNT Holdings I Corporation, Term
Loan
245,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
246,051
70,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
71,400
Dole Food Company, Inc., Term
Loan
447,031
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
446,713
Endo International plc, Term Loan
377,724
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
374,419
Froneri U.S., Inc., Term Loan
159,200
2.371%,  (LIBOR 1M +
2.250%), 1/31/2027
b
158,294
Global Medical Response, Inc.,
Term Loan
101,850
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
101,570
1,120,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,120,280
Grifols Worldwide Operations USA,
Inc., Term Loan
339,143
2.092%,  (LIBOR 1W +
2.000%), 11/15/2027
b
338,296
IQVIA, Inc., Term Loan
129,000
1.871%,  (LIBOR 1M +
1.750%), 1/1/2025
b
128,807
JBS USA LUX SA, Term Loan
562,839
2.121%,  (LIBOR 1M +
2.000%), 5/1/2026
b
561,668
MPH Acquisition Holdings, LLC,
Term Loan
829,284
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
827,783
Principal
Amount Bank Loans (1.6%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Ortho-Clinical Diagnostics SA,
Term Loan
$ 967,355
3.394%,  (PRIME + 2.250%),
6/30/2025
b
$ 964,453
Plantronics, Inc., Term Loan
266,445
2.621%,  (LIBOR 1M +
2.500%), 7/2/2025
b
263,298
PPD, Inc., Term Loan
310,000
2.750%,  (LIBOR 1M +
2.250%), 1/6/2028
b
311,163
Precision Medicine Group, LLC,
Term Loan
55,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d
55,172
405,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b
406,268
Sotera Health Holdings, LLC, Term
Loan
243,000
0.000%,  (LIBOR 1M +
2.750%), 12/13/2026
b,c,d
242,290
US Foods, Inc., Term Loan
183,558
1.871%,  (LIBOR 1M +
1.750%), 6/27/2023
b
181,681
Total 8,816,569
Energy (0.1%)
Buckeye Partners, LP, Term Loan
400,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
399,776
491,287
2.897%,  (PRIME + 1.750%),
11/1/2026
b
491,012
Calpine Corporation, Term Loan
470,000
2.630%,  (LIBOR 1M +
2.500%), 12/16/2027
b
470,198
Energizer Holdings, Inc., Term
Loan
130,000
2.750%,  (LIBOR 1M +
2.250%), 12/16/2027
b
129,919
Lealand Finance Company BV,
Term Loan
94,749
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
61,271
Lummus Technology Holdings V,
LLC, Term Loan
408,975
4.121%,  (LIBOR 1M +
4.000%), 6/30/2027
b
409,744
Total 1,961,920
Financials (0.2%)
Asurion, LLC, Term Loan
820,000
3.371%,  (LIBOR 1M +
3.250%), 12/18/2026
b,c,d
815,219
215,000
0.000%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c,d
216,612
Avolon TLB Borrower 1 US, LLC,
Term Loan
220,970
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
220,216
Blackstone CQP Holdco, LP, Term
Loan
236,400
3.736%,  (LIBOR 3M +
3.500%), 9/30/2024
b
236,190

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.6%)
a
Value
Financials (0.2%) - continued
BPR Nimbus, LLC, Term Loan
$ 308,496
2.621%,  (LIBOR 1M +
2.500%), 8/24/2025
b
$ 298,726
Delos Finance SARL, Term Loan
230,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
229,489
INEOS US Finance, LLC, Term
Loan
183,580
2.121%,  (LIBOR 1M +
2.000%), 3/31/2024
b
182,391
Level 3 Financing, Inc., Term Loan
475,000
1.871%,  (LIBOR 1M +
1.750%), 3/1/2027
b
471,737
MoneyGram International, Inc.,
Term Loan
266,002
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
265,225
Newco Financing Partnership,
Term Loan
392,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
392,402
Northriver Midstream Finance, LP,
Term Loan
385,076
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
383,632
TricorBraun Holdings, Inc.,
Delayed Draw
88,141
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
87,921
TricorBraun Holdings, Inc., Term
Loan
391,860
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
390,880
Tronox Finance, LLC, Term Loan
213,653
3.183%,  (LIBOR 3M +
3.000%), 9/22/2024
b
213,463
UPC Financing Partnership, Term
Loan
392,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
392,402
Total 4,796,505
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
423,771
3.711%,  (LIBOR 2M +
3.500%), 8/21/2026
b
412,778
Prime Security Services Borrower,
LLC, Term Loan
1,130,000
0.000%,  (LIBOR 1M +
2.750%), 9/23/2026
b,c,d
1,128,994
Rackspace Technology Global,
Inc., Term Loan
990,476
4.000%,  (LIBOR 1M +
3.000%), 11/3/2023
b
989,922
SS&C Technologies, Inc., Term
Loan
290,928
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
289,074
216,542
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
215,163
146,570
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
145,704
Principal
Amount Bank Loans (1.6%)
a
Value
Technology (0.1%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 645,822
3.121%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 641,437
Total 3,823,072
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
164,175
5.750%,  (LIBOR 1M +
4.750%), 4/29/2023
b
166,720
Genesee & Wyoming, Inc., Term
Loan
451,587
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
451,023
Mileage Plus Holdings, LLC, Term
Loan
245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
260,969
SkyMiles IP, Ltd., Term Loan
320,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
334,720
United Airlines, Inc., Term Loan
336,504
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
329,565
Total 1,542,997
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
78,490
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
78,392
Core and Main, LP, Term Loan
519,208
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
517,651
EnergySolutions, LLC, Term Loan
238,875
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
237,681
Exgen Renewables IV, LLC, Term
Loan
485,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
487,667
Pacific Gas and Electric Company,
Term Loan
562,175
6.750%,  (PRIME + 3.500%),
6/23/2025
b
566,672
PG&E Corporation, Term Loan
650,000
0.000%,  (LIBOR 1M +
3.000%), 6/23/2025
b,c,d,e
657,313
Total 2,545,376
Total Bank Loans
(cost $50,647,480) 51,045,835
Shares
Registered Investment
Companies ( 44.0% ) Value
Unaffiliated  (1.1%)
4,436 Health Care Select Sector SPDR
Fund 510,273
575,850 Invesco Senior Loan ETF 12,795,387
34,250 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
4,644,300
1,439 iShares Russell 2000 Index Fund
g
295,801
5,366 ProShares Ultra S&P 500
g
478,916

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (44.0%) Value
Unaffiliated  (1.1%)- continued
5,987 SPDR Bloomberg Barclays High
Yield Bond ETF $ 648,990
35,337 SPDR S&P 500 ETF Trust
g
13,077,164
3,188 SPDR S&P Biotech ETF
g
487,381
6,064 SPDR S&P Oil & Gas Exploration
ETF
g
390,036
11,956 SPDR S&P Regional Banking ETF 650,048
Total 33,978,296
Affiliated  (42.9%)
7,314,615 Thrivent Core Emerging Markets
Debt Fund 74,535,932
1,859,518 Thrivent Core Emerging Markets
Equity Fund 22,704,719
1,052,872 Thrivent Core International Equity
Fund 10,191,797
9,443,243 Thrivent Core Low Volatility Equity
Fund 115,963,026
2,347,282 Thrivent Global Stock Fund, Class
S 64,151,224
8,895,858 Thrivent High Yield Fund, Class S 41,632,617
13,831,120 Thrivent Income Fund, Class S 137,757,953
13,394,631 Thrivent International Allocation
Fund, Class S 141,849,147
15,481,810 Thrivent Large Cap Growth Fund,
Class S 267,835,315
9,522,933 Thrivent Large Cap Value Fund,
Class S 220,646,362
5,462,802 Thrivent Limited Maturity Bond
Fund, Class S 69,650,731
4,392,189 Thrivent Mid Cap Stock Fund,
Class S 143,317,142
1,305,816 Thrivent Small Cap Stock Fund,
Class S 38,417,112
Total 1,348,653,077
Total Registered Investment
Companies (cost $989,264,416) 1,382,631,373
Principal
Amount Long-Term Fixed Income ( 28.7% ) Value
Asset-Backed Securities (1.3%)
522 Funding CLO, Ltd.
$ 900,000
1.824%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,h
900,099
Access Group, Inc.
56,759
0.648%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
56,237
Aimco CLO 10, Ltd.
800,000
1.542%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,h
800,691
Aimco CLO 11, Ltd.
1,350,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,h
1,352,200
Ares CLO, Ltd.
1,000,000
1.623%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
1,000,308
Principal
Amount Long-Term Fixed Income (28.7%) Value
Asset-Backed Securities (1.3%) - continued
Ares XXXIIR CLO, Ltd.
$ 1,025,000
2.221%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
$ 1,025,220
Balboa Bay Loan Funding, Ltd.
600,000
1.890%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
b,h
601,934
Benefit Street Partners CLO IV, Ltd.
1,300,000
1.474%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,h
1,300,290
800,000
1.974%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
800,734
Buttermilk Park CLO, Ltd.
1,750,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,750,511
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
1,150,215
Cent CLO, LP
300,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
300,151
CIFC Funding, Ltd.
500,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,h
501,485
Colony American Finance Trust
1,260,217
2.835%,  6/15/2052, Ser.
2019-2, Class A
h
1,344,574
Commonbond Student Loan Trust
85,907
0.630%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
85,314
CoreVest American Finance Trust
1,747,488
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
1,848,026
Deephaven Residential Mortgage
Trust
367,688
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,h
369,055
Dryden 36 Senior Loan Fund
700,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
700,401
Dryden Senior Loan Fund
950,000
1.623%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
950,313
Earnest Student Loan Program,
LLC
105,225
3.020%,  5/25/2034, Ser.
2016-B, Class A2
h
105,523
ECMC Group Student Loan Trust
855,018
1.280%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,h
863,847

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Asset-Backed Securities (1.3%) - continued
Flatiron CLO, Ltd.
$ 475,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,h
$ 478,077
Galaxy XX CLO, Ltd.
650,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,h
649,984
Golub Capital Partners, Ltd.
875,661
1.374%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,h
875,857
769,000
1.424%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
768,964
Harley Marine Financing, LLC
2,126,149
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,930,537
Home Partners of America Trust
1,419,171
2.908%,  9/17/2039, Ser.
2019-1, Class A
h
1,504,097
1,604,188
2.703%,  10/19/2039, Ser.
2019-2, Class A
h
1,691,991
Laurel Road Prime Student Loan
Trust
932,793
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,h
969,791
Madison Park Funding XIV, Ltd.
750,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
750,085
Madison Park Funding, Ltd.
825,000
2.300%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,h
825,087
Magnetite XII, Ltd.
650,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,h
650,190
Mountain View CLO, Ltd.
475,000
1.361%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,h
474,653
MRA Issuance Trust
1,750,000
1.477%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,h
1,749,943
National Collegiate Trust
385,754
0.425%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
378,682
Neuberger Berman CLO, Ltd.
400,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,h
400,118
Octagon Investment Partners XVI,
Ltd.
200,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
200,057
OZLM VIII, Ltd.
1,498,208
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,h
1,498,306
Principal
Amount Long-Term Fixed Income (28.7%) Value
Asset-Backed Securities (1.3%) - continued
Palmer Square CLO, Ltd.
$ 750,000
2.238%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,h
$ 750,149
Palmer Square Loan Funding, Ltd.
550,000
1.874%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
550,344
PPM CLO 3, Ltd.
500,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,h
500,476
Pretium Mortgage Credit Partners,
LLC
771,878
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
h,i
779,383
Shackleton CLO, Ltd.
450,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,h
450,037
SLM Student Loan Trust
141,084
0.530%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
137,762
Sound Point CLO XIV, Ltd.
1,050,000
2.288%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,d,h
1,050,113
THL Credit Wind River CLO, Ltd.
375,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,h
376,810
Upstart Securitization Trust
662,246
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
667,009
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h
425,309
Voya CLO, Ltd.
499,220
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,h
499,272
Whitebox CLO II, Ltd.
500,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,h
501,495
Total 40,291,706
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
700,000 2.700%,  5/15/2040 732,244
Alcoa Nederland Holding BV
250,000 5.500%,  12/15/2027
h
268,817
Anglo American Capital plc
300,000 4.875%,  5/14/2025
h
346,662
BWAY Holding Company
220,000 5.500%,  4/15/2024
h
222,658
Cleveland-Cliffs, Inc.
185,000 5.750%,  3/1/2025 189,162
150,000 9.875%,  10/17/2025
h
176,382
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 232,304

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Basic Materials (0.3%) - continued
EI du Pont de Nemours &
Company
$ 200,000 2.300%,  7/15/2030 $ 208,804
First Quantum Minerals, Ltd.
320,000 7.500%,  4/1/2025
h
330,810
Freeport-McMoRan, Inc.
230,000 4.125%,  3/1/2028 241,914
240,000 4.250%,  3/1/2030 260,174
Glencore Funding, LLC
43,000 4.125%,  5/30/2023
h
46,369
396,000 4.000%,  3/27/2027
h
449,732
Ingevity Corporation
290,000 3.875%,  11/1/2028
h
290,757
International Paper Company
390,000 4.350%,  8/15/2048 495,994
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 176,093
460,000 4.500%,  7/15/2027 532,747
Kraton Polymers, LLC
250,000 4.250%,  12/15/2025
h
251,250
Mercer International, Inc.
190,000 5.125%,  2/1/2029
h
193,325
Methanex Corporation
220,000 5.250%,  12/15/2029 230,313
Norbord, Inc.
320,000 5.750%,  7/15/2027
h
343,600
Novelis Corporation
355,000 5.875%,  9/30/2026
h
371,863
100,000 4.750%,  1/30/2030
h
105,000
OCI NV
270,000 4.625%,  10/15/2025
h
279,403
Olin Corporation
360,000 5.125%,  9/15/2027 373,500
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 165,294
Steel Dynamics, Inc.
600,000 1.650%,  10/15/2027 614,544
Syngenta Finance NV
475,000 3.933%,  4/23/2021
h
477,007
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 739,585
Tronox Finance plc
160,000 5.750%,  10/1/2025
h
164,000
Vale Overseas, Ltd.
225,000 6.250%,  8/10/2026 276,188
132,000 6.875%,  11/21/2036 189,163
Venator Finance SARL
140,000 5.750%,  7/15/2025
h
138,250
WestRock Company
245,000 3.750%,  3/15/2025 272,393
Total 10,386,301
Capital Goods (0.5%)
AECOM
410,000 5.125%,  3/15/2027 458,667
Amsted Industries, Inc.
390,000 5.625%,  7/1/2027
h
411,450
Ardagh Packaging Finance plc
132,000 6.000%,  2/15/2025
h
135,878
330,000 5.250%,  8/15/2027
h
342,058
BAE Systems plc
725,000 1.900%,  2/15/2031
h
723,419
Principal
Amount Long-Term Fixed Income (28.7%) Value
Capital Goods (0.5%) - continued
Berry Global, Inc.
$ 230,000 4.875%,  7/15/2026
h
$ 246,215
Boeing Company
250,000 5.930%,  5/1/2060 335,837
350,000 5.040%,  5/1/2027 407,707
338,000 5.150%,  5/1/2030 401,358
600,000 5.705%,  5/1/2040 760,985
Carrier Global Corporation
650,000 2.700%,  2/15/2031 687,487
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 264,150
Clean Harbors, Inc.
240,000 4.875%,  7/15/2027
h
252,689
CNH Industrial Capital, LLC
336,000 4.875%,  4/1/2021 338,419
CNH Industrial NV
210,000 3.850%,  11/15/2027 240,722
Covanta Holding Corporation
270,000 6.000%,  1/1/2027 282,029
65,000 5.000%,  9/1/2030 68,250
Crown Cork & Seal Company, Inc.
450,000 7.375%,  12/15/2026 546,750
Emerson Electric Company
700,000 1.800%,  10/15/2027 731,932
GFL Environmental, Inc.
70,000 4.000%,  8/1/2028
h
69,300
290,000 3.500%,  9/1/2028
h
285,380
H&E Equipment Services, Inc.
340,000 3.875%,  12/15/2028
h
338,351
Howmet Aerospace, Inc.
240,000 6.875%,  5/1/2025 279,600
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 307,887
Jeld-Wen, Inc.
180,000 6.250%,  5/15/2025
h
193,050
60,000 4.625%,  12/15/2025
h
61,200
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024 555,377
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 394,415
78,000 6.150%,  9/1/2036 117,207
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 642,799
Owens-Brockway Glass Container,
Inc.
170,000 5.875%,  8/15/2023
h
181,900
Republic Services, Inc.
235,000 2.900%,  7/1/2026 256,438
Reynolds Group Issuer, Inc.
21,000 5.125%,  7/15/2023
g,h
21,260
Roper Technologies, Inc.
130,000 3.650%,  9/15/2023 140,520
192,000 4.200%,  9/15/2028 225,764
335,000 1.750%,  2/15/2031 328,966
SRM Escrow Issuer, LLC
310,000 6.000%,  11/1/2028
h
325,748
Standard Industries, Inc.
490,000 4.375%,  7/15/2030
h
520,013
Textron, Inc.
510,000 3.375%,  3/1/2028 553,249
TransDigm, Inc.
175,000 6.250%,  3/15/2026
h
185,098

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Capital Goods (0.5%) - continued
$ 570,000 5.500%,  11/15/2027 $ 584,934
50,000 4.625%,  1/15/2029
h
49,657
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 675,008
United Technologies Corporation
375,000 4.450%,  11/16/2038 459,347
400,000 3.750%,  11/1/2046 459,331
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
h
224,673
Total 16,072,474
Collateralized Mortgage Obligations (1.3%)
Ajax Mortgage Loan Trust
886,617
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,h
898,869
Alternative Loan Trust
147,129
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 119,736
Angel Oak Mortgage Trust I, LLC
793,750
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,h
805,393
Bellemeade Re, Ltd.
168,014
1.730%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
168,174
448,573
1.230%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,h
448,665
336,607
2.780%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,h
337,411
BRAVO Residential Funding Trust
410,017
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
422,774
1,250,000
1.991%,  1/25/2024, Ser.
2021-A, Class A1
h,i
1,249,980
Business Jet Securities, LLC
865,967
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
878,857
CHL Mortgage Pass-Through Trust
2,014,087
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,573,787
CIM Trust
1,094,222
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
1,164,178
Citicorp Mortgage Securities, Inc.
689,582
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 678,963
Citigroup Mortgage Loan Trust,
Inc.
171,643
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 175,307
Countrywide Alternative Loan Trust
165,866
2.712%,  10/25/2035, Ser.
2005-43, Class 4A1
b
160,852
285,311
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 213,603
665,000
7.000%,  10/25/2037, Ser.
2007-24, Class A10 362,178
Countrywide Home Loans, Inc.
206,356
5.750%,  4/25/2037, Ser.
2007-3, Class A27 148,643
Principal
Amount Long-Term Fixed Income (28.7%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Credit Suisse Mortgage Trust
$ 474,674
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
h
$ 474,285
1,087,745
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
1,162,340
2,307,513
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,346,366
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
74,233
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 64,936
Federal Home Loan Mortgage
Corporation - REMIC
10,212,115
2.000%,  11/25/2050, Ser.
5038, Class NI
j
1,207,978
370,727
4.000%,  7/15/2031, Ser.
4104, Class KI
j
20,012
430,163
3.000%,  2/15/2033, Ser.
4170, Class IG
j
42,294
1,148,648
3.000%,  3/15/2033, Ser.
4180, Class PI
j
122,050
Federal National Mortgage
Association
13,896,510
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
785,887
Federal National Mortgage
Association - REMIC
1,788,697
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
103,836
FWD Securitization Trust
1,711,953
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,777,845
Galton Funding Mortgage Trust
2017-1
319,358
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,h
324,974
GCAT Trust
112,535
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
h,i
113,707
GS Mortgage-Backed Securities
Trust
790,023
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
803,032
GSR Mortgage Loan Trust
1,464,499
3.357%,  9/25/2034, Ser.
2004-11, Class 2A2
b
1,524,845
Legacy Mortgage Asset Trust
603,423
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
616,419
MASTR Alternative Loans Trust
347,560
0.580%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
52,953
Merrill Lynch Alternative Note
Asset Trust
177,062
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 113,119
MFRA Trust
530,560
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
h,i
532,360

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
New Residential Mortgage Loan
Trust
$ 776,002
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
h,i
$ 788,335
New York Mortgage Trust
919,367
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
925,123
Oak Street Investment
697,965
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
712,842
Octagon Investment Partners 32,
Ltd.
475,000
2.491%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,h
475,177
Preston Ridge Partners Mortgage
Trust, LLC
762,572
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
772,122
1,165,167
2.857%,  9/25/2025, Ser.
2020-3, Class A1
h,i
1,175,301
RCO Mortgage, LLC
1,314,493
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
1,317,823
Residential Accredit Loans, Inc.
Trust
298,622
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 296,825
Silver Hill Trust
441,140
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
460,534
Starwood Mortgage Residential
Trust
301,774
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
306,747
Toorak Mortgage Corporation
1,900,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
1,928,966
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,550,940
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
602,086
Verus Securitization Trust
135,477
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,h
136,347
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
273,364
798,625
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,h
817,436
616,236
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
632,457
435,147
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,h
442,226
1,698,929
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,h
1,733,806
WaMu Mortgage Pass Through
Certificates
42,937
3.014%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
41,567
210,653
3.037%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
209,199
Total 39,595,831
Principal
Amount Long-Term Fixed Income (28.7%) Value
Commercial Mortgage-Backed Securities (0.2%)
BBCMS Mortgage Trust
$ 5,694,921
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
$ 783,253
BFLD Trust
900,000
1.276%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,h
908,998
325,000
1.826%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
328,444
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
625,251
3.000%,  3/15/2045, Ser.
4741, Class GA 646,441
Federal National Mortgage
Association - ACES
8,997,011
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,j
1,007,024
GS Mortgage Securities Trust
1,200,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,293,213
Morgan Stanley Capital I Trust
5,993,084
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
854,348
Total 5,821,721
Communications Services (1.1%)
Altice France SA
150,000 5.500%,  1/15/2028
h
156,187
AMC Networks, Inc.
240,000 4.250%,  2/15/2029
d
238,922
American Tower Corporation
275,000 2.900%,  1/15/2030 292,396
700,000 2.100%,  6/15/2030 704,925
AT&T, Inc.
306,000 3.500%,  9/15/2053
h
294,832
700,000 2.300%,  6/1/2027 739,185
725,000 4.350%,  3/1/2029 851,260
235,000 4.300%,  2/15/2030 275,702
315,000 5.250%,  3/1/2037 397,147
300,000 4.900%,  8/15/2037 365,700
285,000 5.550%,  8/15/2041 373,318
825,000 3.100%,  2/1/2043 802,692
British Telecommunications plc
625,000 4.500%,  12/4/2023 691,893
Cable One, Inc.
100,000 4.000%,  11/15/2030
h
102,598
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
h
284,820
260,000 5.125%,  5/1/2027
h
273,380
590,000 4.750%,  3/1/2030
h
627,595
60,000 4.500%,  8/15/2030
h
63,187
CCOH Safari, LLC
200,000 5.750%,  2/15/2026
h
206,360
Charter Communications
Operating, LLC
129,000 6.834%,  10/23/2055 188,089
300,000 4.500%,  2/1/2024 332,322
430,000 4.200%,  3/15/2028 488,396
625,000 6.484%,  10/23/2045 854,276
Comcast Corporation
370,000 4.049%,  11/1/2052 451,543

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Communications Services (1.1%) - continued
$ 355,000 3.950%,  10/15/2025 $ 404,717
575,000 4.250%,  10/15/2030 693,789
130,000 4.400%,  8/15/2035 161,088
410,000 4.750%,  3/1/2044 542,024
250,000 4.600%,  8/15/2045 324,131
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
467,278
Crown Castle International
Corporation
234,000 5.250%,  1/15/2023 255,126
312,000 3.200%,  9/1/2024 337,302
CSC Holdings, LLC
310,000 5.500%,  5/15/2026
h
321,535
120,000 4.125%,  12/1/2030
h
122,688
460,000 4.625%,  12/1/2030
h
469,200
Cumulus Media New Holdings,
Inc.
170,000 6.750%,  7/1/2026
h
172,550
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 456,195
Embarq Corporation
270,000 7.995%,  6/1/2036 330,842
Entercom Media Corporation
170,000 6.500%,  5/1/2027
h
174,250
Fox Corporation
420,000 3.500%,  4/8/2030
g
473,097
Front Range BidCo, Inc.
400,000 4.000%,  3/1/2027
h
401,128
Frontier Communications
Corporation
150,000 5.875%,  10/15/2027
h
161,205
GCI, LLC
190,000 4.750%,  10/15/2028
h
198,016
Hughes Satellite Systems
Corporation
100,000 6.625%,  8/1/2026 113,105
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
194,037
LCPR Senior Secured Financing
DAC
170,000 6.750%,  10/15/2027
h
182,789
Level 3 Financing, Inc.
340,000 4.625%,  9/15/2027
h
353,229
550,000 4.250%,  7/1/2028
h
563,591
Meredith Corporation
270,000 6.500%,  7/1/2025
h
285,863
Netflix, Inc.
590,000 4.875%,  4/15/2028 690,636
Nexstar Escrow Corporation
340,000 5.625%,  7/15/2027
h
360,896
Nielsen Finance, LLC
280,000 5.625%,  10/1/2028
h
299,228
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 175,881
210,000 4.200%,  6/1/2030 248,381
SBA Communications Corporation
210,000 3.875%,  2/15/2027 219,305
190,000 3.125%,  2/1/2029
h
189,525
Scripps Escrow II, Inc.
140,000 3.875%,  1/15/2029
h
140,000
SFR Group SA
550,000 7.375%,  5/1/2026
h
575,273
Principal
Amount Long-Term Fixed Income (28.7%) Value
Communications Services (1.1%) - continued
Sinclair Television Group, Inc.
$ 290,000 5.500%,  3/1/2030
h
$ 298,877
Sirius XM Radio, Inc.
540,000 5.000%,  8/1/2027
h
567,559
200,000 4.125%,  7/1/2030
h
206,078
Sprint Capital Corporation
190,000 6.875%,  11/15/2028 243,913
140,000 8.750%,  3/15/2032 213,850
Sprint Corporation
645,000 7.625%,  2/15/2025 770,775
Telefonica Emisiones SAU
475,000 4.570%,  4/27/2023 518,021
Time Warner Entertainment
Company, LP
229,000 8.375%,  3/15/2023 266,440
T-Mobile USA, Inc.
725,000 3.750%,  4/15/2027
h
814,762
200,000 2.625%,  2/15/2029 200,726
320,000 2.875%,  2/15/2031 322,602
600,000 4.375%,  4/15/2040
h
702,618
United States Cellular Corporation
170,000 6.700%,  12/15/2033 219,741
Univision Communications, Inc.
350,000 6.625%,  6/1/2027
h
368,375
VeriSign, Inc.
150,000 4.750%,  7/15/2027 159,389
Verizon Communications, Inc.
150,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
154,351
1,192,000 4.272%,  1/15/2036 1,450,773
825,000 2.650%,  11/20/2040 804,048
Viacom, Inc.
228,000 5.850%,  9/1/2043 309,879
ViaSat, Inc.
280,000 5.625%,  9/15/2025
h
286,384
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
h
208,750
Vodafone Group plc
225,000 4.875%,  6/19/2049 289,808
VTR Finance NV
130,000 6.375%,  7/15/2028
h
140,745
Walt Disney Company
775,000 2.200%,  1/13/2028 818,817
500,000 2.650%,  1/13/2031 539,744
425,000 3.500%,  5/13/2040 478,816
Ziggo BV
385,000 5.500%,  1/15/2027
h
401,326
Total 32,871,792
Consumer Cyclical (0.9%)
1011778 B.C., ULC
550,000 4.375%,  1/15/2028
h
561,000
Allied Universal Holdco, LLC
210,000 6.625%,  7/15/2026
h
224,952
Allison Transmission, Inc
275,000 3.750%,  1/30/2031
h
273,482
Amazon.com, Inc.
700,000 1.500%,  6/3/2030 697,672
390,000 3.875%,  8/22/2037 474,717
234,000 4.050%,  8/22/2047 296,174
American Axle & Manufacturing,
Inc.
320,000 6.500%,  4/1/2027
g
334,736

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Consumer Cyclical (0.9%) - continued
American Honda Finance
Corporation
$ 400,000 2.150%,  9/10/2024 $ 422,580
Brookfield Property REIT, Inc.
110,000 5.750%,  5/15/2026
h
114,167
Brookfield Residential Properties,
Inc.
430,000 6.250%,  9/15/2027
h
453,650
Carnival Corporation
210,000 11.500%,  4/1/2023
h
238,264
140,000 10.500%,  2/1/2026
h
162,400
70,000 7.625%,  3/1/2026
h
74,025
Cedar Fair, LP
230,000 5.250%,  7/15/2029 230,209
Colt Merger Sub, Inc.
420,000 6.250%,  7/1/2025
h
442,644
CVS Health Corporation
700,000 3.625%,  4/1/2027 791,807
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 535,531
Dana, Inc.
260,000 5.625%,  6/15/2028
g
277,224
Empire Communities Corporation
160,000 7.000%,  12/15/2025
h
168,912
Ford Motor Company
120,000 9.000%,  4/22/2025 146,250
70,000 9.625%,  4/22/2030 99,203
240,000 7.450%,  7/16/2031 306,600
Ford Motor Credit Company, LLC
670,000 4.063%,  11/1/2024 697,564
570,000 4.134%,  8/4/2025 598,566
Gap, Inc.
140,000 8.625%,  5/15/2025
h
156,758
General Motors Company
700,000 6.125%,  10/1/2025 843,194
700,000 6.800%,  10/1/2027 899,761
General Motors Financial
Company, Inc.
400,000 3.150%,  6/30/2022 413,351
152,000 3.950%,  4/13/2024 165,507
Hanesbrands, Inc.
350,000 4.875%,  5/15/2026
h
378,875
Herc Holdings, Inc.
170,000 5.500%,  7/15/2027
h
179,214
Hilton Domestic Operating
Company, Inc.
60,000 5.125%,  5/1/2026 62,202
530,000 4.875%,  1/15/2030 571,300
Home Depot, Inc.
375,000 5.400%,  9/15/2040 529,388
228,000 4.250%,  4/1/2046 290,441
965,000 3.900%,  6/15/2047 1,181,157
Hyundai Capital America
335,000 1.250%,  9/18/2023
h
338,395
525,000 1.800%,  1/10/2028
h
522,970
International Game Technology plc
280,000 5.250%,  1/15/2029
h
298,900
KB Home
220,000 4.800%,  11/15/2029 242,321
Kohl's Corporation
425,000 9.500%,  5/15/2025 549,721
425,000 5.550%,  7/17/2045 466,612
Principal
Amount Long-Term Fixed Income (28.7%) Value
Consumer Cyclical (0.9%) - continued
L Brands, Inc.
$ 360,000 6.625%,  10/1/2030
h
$ 402,993
70,000 6.875%,  11/1/2035 81,150
Landry's, Inc.
220,000 6.750%,  10/15/2024
h
220,506
Lennar Corporation
300,000 4.875%,  12/15/2023 330,750
625,000 4.750%,  5/30/2025 712,881
Live Nation Entertainment, Inc.
140,000 3.750%,  1/15/2028
h
141,254
Mastercard, Inc.
275,000 3.950%,  2/26/2048 342,039
Mattamy Group Corporation
460,000 5.250%,  12/15/2027
h
484,150
McDonald's Corporation
700,000 2.125%,  3/1/2030 722,247
470,000 4.450%,  3/1/2047 585,353
MGM Resorts International
400,000 6.000%,  3/15/2023 427,000
Norwegian Cruise Line Holdings,
Ltd.
130,000 10.250%,  2/1/2026
h
150,800
Owl Rock Capital Corporation
650,000 3.400%,  7/15/2026 666,369
PetSmart, Inc.
160,000 4.750%,  2/15/2028 163,600
115,000 7.750%,  2/15/2029 119,313
Prime Security Services Borrower,
LLC
550,000 5.750%,  4/15/2026
h
602,140
100,000 3.375%,  8/31/2027
h
98,704
Realogy Group, LLC
170,000 5.750%,  1/15/2029
h
173,612
Royal Caribbean Cruises, Ltd.
270,000 9.125%,  6/15/2023
h
291,262
100,000 11.500%,  6/1/2025
h
115,303
Scientific Games International, Inc.
270,000 5.000%,  10/15/2025
h
278,122
SeaWorld Parks and
Entertainment, Inc.
140,000 9.500%,  8/1/2025
h
150,150
Six Flags Entertainment
Corporation
150,000 5.500%,  4/15/2027
g,h
151,387
Six Flags Theme Parks, Inc.
130,000 7.000%,  7/1/2025
h
140,075
Staples, Inc.
360,000 7.500%,  4/15/2026
h
367,232
Target Corporation
650,000 2.250%,  4/15/2025 692,588
Tenneco, Inc.
140,000 5.000%,  7/15/2026 129,150
TJX Companies, Inc.
150,000 3.750%,  4/15/2027 172,978
430,000 3.875%,  4/15/2030 503,889
ViacomCBS, Inc.
775,000 4.200%,  5/19/2032 918,167
Visa, Inc.
315,000 2.700%,  4/15/2040 330,632
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
h
795,813

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Consumer Cyclical (0.9%) - continued
Walmart, Inc.
$ 425,000 3.250%,  7/8/2029 $ 486,556
Wyndham Destinations, Inc.
170,000 6.625%,  7/31/2026
h
189,856
Wyndham Hotels & Resorts, Inc.
100,000 4.375%,  8/15/2028
h
101,000
Yum! Brands, Inc.
430,000 4.750%,  1/15/2030
h
461,175
ZF North America Capital, Inc.
130,000 4.750%,  4/29/2025
h
141,003
Total 29,553,595
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
133,000 3.750%,  11/30/2026 154,076
643,000 4.750%,  11/30/2036 864,784
AbbVie, Inc.
325,000 2.950%,  11/21/2026 357,551
600,000 4.300%,  5/14/2036 729,995
325,000 4.850%,  6/15/2044 415,682
175,000 4.700%,  5/14/2045 220,480
750,000 4.875%,  11/14/2048 986,429
Albertson's Companies, Inc.
330,000 7.500%,  3/15/2026
h
363,825
335,000 3.500%,  3/15/2029
h
330,813
Altria Group, Inc.
125,000 4.400%,  2/14/2026 144,048
960,000 5.800%,  2/14/2039 1,241,655
Amgen, Inc.
700,000 3.375%,  2/21/2050 751,200
150,000 3.125%,  5/1/2025 164,250
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 897,649
608,000 4.700%,  2/1/2036 750,974
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 808,608
495,000 4.375%,  4/15/2038 589,525
195,000 4.600%,  4/15/2048 236,805
Anthem, Inc.
560,000 3.125%,  5/15/2050 586,752
390,000 4.625%,  5/15/2042 494,364
Aramark Services, Inc.
130,000 6.375%,  5/1/2025
g,h
138,203
AstraZeneca plc
575,000 1.375%,  8/6/2030 555,347
BAT Capital Corporation
312,000 4.540%,  8/15/2047 340,386
Bausch Health Companies, Inc.
70,000 5.000%,  1/30/2028
h
72,121
300,000 5.000%,  2/15/2029
h
307,097
Baxalta, Inc.
201,000 4.000%,  6/23/2025 225,950
Becton, Dickinson and Company
544,000 3.794%,  5/20/2050 628,663
341,000 3.734%,  12/15/2024 377,050
325,000 3.700%,  6/6/2027 372,265
Campbell Soup Company
200,000 2.375%,  4/24/2030 207,668
Cargill, Inc.
400,000 3.250%,  5/23/2029
h
450,705
Centene Corporation
130,000 4.750%,  1/15/2025 133,374
Principal
Amount Long-Term Fixed Income (28.7%) Value
Consumer Non-Cyclical (1.3%) - continued
$ 190,000 4.250%,  12/15/2027 $ 200,998
210,000 4.625%,  12/15/2029 232,828
400,000 3.000%,  10/15/2030 418,380
Central Garden & Pet Company
230,000 4.125%,  10/15/2030 240,443
Cigna Corporation
605,000 4.800%,  8/15/2038 769,299
Clorox Company
505,000 3.100%,  10/1/2027 569,006
Community Health Systems, Inc.
140,000 6.000%,  1/15/2029
h
148,750
260,000 6.875%,  4/15/2029
d,h
262,925
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 423,039
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 408,209
275,000 2.875%,  5/1/2030 295,972
CVS Health Corporation
935,000 4.875%,  7/20/2035 1,177,530
DaVita, Inc.
320,000 4.625%,  6/1/2030
h
336,102
DENTSPLY SIRONA, Inc.
440,000 3.250%,  6/1/2030 483,589
Edgewell Personal Care Company
130,000 5.500%,  6/1/2028
h
139,065
Encompass Health Corporation
400,000 4.500%,  2/1/2028 416,500
Energizer Holdings, Inc.
430,000 4.750%,  6/15/2028
h
448,146
General Mills, Inc.
375,000 2.875%,  4/15/2030 407,638
Gilead Sciences, Inc.
1,175,000 2.600%,  10/1/2040 1,151,656
H. J. Heinz Company
70,000 5.200%,  7/15/2045 81,412
HCA, Inc.
830,000 5.375%,  2/1/2025 931,874
725,000 5.500%,  6/15/2047 939,556
HLF Financing SARL, LLC
190,000 7.250%,  8/15/2026
h
200,628
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
448,180
JBS Investments II GmbH
200,000 5.750%,  1/15/2028
h
212,016
JBS USA, LLC
50,000 5.500%,  1/15/2030
h
56,795
Kellogg Company
775,000 2.100%,  6/1/2030 803,033
Keurig Dr. Pepper, Inc.
600,000 3.200%,  5/1/2030 665,720
Kimberly-Clark Corporation
420,000 3.100%,  3/26/2030 474,023
390,000 3.900%,  5/4/2047 489,457
Kraft Foods Group, Inc.
320,000 5.000%,  6/4/2042 369,849
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 571,141
480,000 3.750%,  4/1/2030 515,251
120,000 4.250%,  3/1/2031 134,989
Medtronic, Inc.
23,000 4.625%,  3/15/2045 31,620
Molina Healthcare, Inc.
230,000 4.375%,  6/15/2028
h
239,653

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Consumer Non-Cyclical (1.3%) - continued
Mondelez International, Inc.
$ 225,000 2.750%,  4/13/2030 $ 243,188
MPH Acquisition Holdings, LLC
130,000 5.750%,  11/1/2028
g,h
128,863
Mylan, Inc.
575,000 4.550%,  4/15/2028 681,638
Par Pharmaceutical, Inc.
270,000 7.500%,  4/1/2027
h
291,146
Pilgrim's Pride Corporation
350,000 5.875%,  9/30/2027
h
372,470
Quest Diagnostics, Inc.
775,000 2.800%,  6/30/2031 840,358
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 601,875
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
292,915
Scotts Miracle-Gro Company
300,000 4.500%,  10/15/2029 321,750
SEG Holding, LLC
260,000 5.625%,  10/15/2028
h
277,160
Simmons Foods, Inc.
185,000 5.750%,  11/1/2024
h
190,319
Smithfield Foods, Inc.
275,000 2.650%,  10/3/2021
h
277,271
Spectrum Brands, Inc.
120,000 5.000%,  10/1/2029
h
126,997
100,000 5.500%,  7/15/2030
h
107,500
Syneos Health, Inc.
120,000 3.625%,  1/15/2029
h
119,964
Sysco Corporation
550,000 6.600%,  4/1/2040 790,147
Teleflex, Inc.
320,000 4.625%,  11/15/2027 338,358
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 142,492
500,000 5.125%,  11/1/2027
h
526,930
Teva Pharmaceutical Finance
Netherlands III BV
300,000 2.800%,  7/21/2023 297,420
Thermo Fisher Scientific, Inc.
420,000 4.133%,  3/25/2025 475,172
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 177,561
UnitedHealth Group, Inc.
420,000 2.950%,  10/15/2027 466,528
1,010,000 4.625%,  7/15/2035 1,313,785
VRX Escrow Corporation
735,000 6.125%,  4/15/2025
h
753,052
Zoetis, Inc.
509,000 4.700%,  2/1/2043 675,648
Total 41,424,073
Energy (0.8%)
Antero Midstream Partners, LP
100,000 5.750%,  3/1/2027
h
99,731
Antero Resources Corporation
60,000 5.625%,  6/1/2023 59,325
195,000 5.000%,  3/1/2025 184,762
Apache Corporation
130,000 4.875%,  11/15/2027 133,575
270,000 4.375%,  10/15/2028 268,823
160,000 5.100%,  9/1/2040 162,010
Principal
Amount Long-Term Fixed Income (28.7%) Value
Energy (0.8%) - continued
Archrock Partners, LP
$ 220,000 6.250%,  4/1/2028
h
$ 224,675
Blue Racer Midstream, LLC
140,000 7.625%,  12/15/2025
h
148,138
BP Capital Markets America, Inc.
825,000 2.939%,  6/4/2051 796,208
350,000 3.543%,  4/6/2027 396,788
Buckeye Partners, LP
265,000 3.950%,  12/1/2026 266,932
Canadian Natural Resources, Ltd.
215,000 3.450%,  11/15/2021 218,414
215,000 2.050%,  7/15/2025 222,786
325,000 2.950%,  7/15/2030 338,399
Canadian Oil Sands, Ltd.
210,000 9.400%,  9/1/2021
h
217,733
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 101,694
70,000 6.750%,  11/15/2039 90,673
Cheniere Energy Partners, LP
595,000 5.625%,  10/1/2026 619,008
Chevron USA, Inc.
600,000 5.050%,  11/15/2044 811,886
CNX Resources Corporation
190,000 6.000%,  1/15/2029
h
196,355
Comstock Resources, Inc.
160,000 9.750%,  8/15/2026 170,400
ConocoPhillips
390,000 6.500%,  2/1/2039 586,396
Continental Resources, Inc.
31,000 4.500%,  4/15/2023 31,817
100,000 4.375%,  1/15/2028 101,979
130,000 5.750%,  1/15/2031
h
140,725
Diamondback Energy, Inc.
500,000 3.500%,  12/1/2029 531,240
El Paso Pipeline Partners
Operating Company, LLC
230,000 4.300%,  5/1/2024 253,660
Enagas SA
300,000 5.500%,  1/15/2028
h
297,000
Encana Corporation
100,000 6.625%,  8/15/2037 120,395
Endeavor Energy Resources, LP
250,000 5.750%,  1/30/2028
h
265,000
Energy Transfer Operating, LP
570,000 6.000%,  6/15/2048 647,411
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 233,576
175,000 5.150%,  2/1/2043 179,756
EnLink Midstream Partners, LP
210,000 4.850%,  7/15/2026 203,918
190,000 5.600%,  4/1/2044 152,475
Enterprise Products Operating,
LLC
30,000 5.100%,  2/15/2045 37,382
EOG Resources, Inc.
600,000 4.375%,  4/15/2030 713,417
EQM Midstream Partners, LP
230,000 6.500%,  7/1/2027
h
246,283
110,000 5.500%,  7/15/2028 113,931
140,000 4.500%,  1/15/2029
h
135,131
100,000 6.500%,  7/15/2048 95,420
EQT Corporation
360,000 3.900%,  10/1/2027 373,950

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Energy (0.8%) - continued
Equinor ASA
$ 390,000 3.000%,  4/6/2027 $ 429,743
Exxon Mobil Corporation
675,000 3.452%,  4/15/2051 734,115
Genesis Energy, LP
100,000 6.500%,  10/1/2025 92,530
70,000 8.000%,  1/15/2027 66,521
Harvest Midstream, LP
250,000 7.500%,  9/1/2028
h
262,562
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
176,446
Hilcorp Energy I, LP
100,000 5.750%,  2/1/2029
h
101,682
Kinder Morgan Energy Partners,
LP
380,000 6.500%,  9/1/2039 494,057
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 254,793
Marathon Oil Corporation
575,000 4.400%,  7/15/2027 648,090
Marathon Petroleum Corporation
468,000 4.750%,  12/15/2023 517,532
87,000 6.500%,  3/1/2041 117,110
MEG Energy Corporation
210,000 5.875%,  2/1/2029
d,h
208,425
MPLX, LP
700,000 4.875%,  12/1/2024 795,377
468,000 4.875%,  6/1/2025 537,007
Murphy Oil Corporation
170,000 5.875%,  12/1/2027 161,619
Newfield Exploration Company
210,000 5.625%,  7/1/2024 228,533
327,000 5.375%,  1/1/2026 357,258
NGL Energy Partners, LP
140,000 7.500%,  11/1/2023 127,750
NuStar Logistics, LP
210,000 5.750%,  10/1/2025 222,600
Occidental Petroleum Corporation
80,000 3.450%,  7/15/2024 76,800
400,000 2.900%,  8/15/2024 387,000
250,000 3.400%,  4/15/2026 241,482
130,000 8.500%,  7/15/2027 152,711
240,000 3.500%,  8/15/2029 222,689
130,000 6.450%,  9/15/2036 142,659
330,000 4.400%,  4/15/2046 290,654
ONEOK, Inc.
560,000 2.200%,  9/15/2025 583,010
Pioneer Natural Resources
Company
150,000 4.450%,  1/15/2026 172,281
Plains All American Pipeline, LP
400,000 4.500%,  12/15/2026 449,001
575,000 3.550%,  12/15/2029 599,018
QEP Resources, Inc.
140,000 5.625%,  3/1/2026 156,114
Range Resources Corporation
100,000 9.250%,  2/1/2026 108,979
100,000 8.250%,  1/15/2029
h
105,000
Sabine Pass Liquefaction, LLC
230,000 6.250%,  3/15/2022 241,149
270,000 5.625%,  4/15/2023 295,316
320,000 5.750%,  5/15/2024 366,215
Principal
Amount Long-Term Fixed Income (28.7%) Value
Energy (0.8%) - continued
Schlumberger Holdings
Corporation
$ 365,000 4.000%,  12/21/2025
h
$ 413,014
Southwestern Energy Company
225,000 7.500%,  4/1/2026 235,080
Suncor Energy, Inc.
210,000 3.600%,  12/1/2024 231,161
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 275,519
Sunoco, LP
200,000 5.875%,  3/15/2028 212,000
100,000 4.500%,  5/15/2029
h
102,211
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 134,350
Transocean Guardian, Ltd.
195,750 5.875%,  1/15/2024
h
173,239
USA Compression Partners, LP
100,000 6.875%,  4/1/2026 104,520
W&T Offshore, Inc.
215,000 9.750%,  11/1/2023
h
170,007
Weatherford International, Ltd.
210,000 8.750%,  9/1/2024
h
216,300
Western Gas Partners, LP
312,000 4.000%,  7/1/2022 319,869
Western Midstream Operating, LP
100,000 4.100%,  2/1/2025 103,557
200,000 3.950%,  6/1/2025 203,000
110,000 5.500%,  8/15/2048 108,900
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 570,239
Williams Partners, LP
195,000 4.500%,  11/15/2023 214,104
320,000 6.300%,  4/15/2040 418,808
Total 26,518,883
Financials (2.2%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
h
344,194
ACE INA Holdings, Inc.
225,000 4.350%,  11/3/2045 296,310
AerCap Ireland Capital DAC
152,000 4.625%,  7/1/2022 159,868
275,000 3.500%,  1/15/2025 293,353
425,000 3.875%,  1/23/2028
g
457,408
Aircastle, Ltd.
350,000 5.000%,  4/1/2023 376,181
575,000 2.850%,  1/26/2028
h
563,412
Ally Financial, Inc.
300,000 5.750%,  11/20/2025 349,272
American International Group, Inc.
228,000 4.125%,  2/15/2024 251,943
475,000 3.750%,  7/10/2025 528,620
450,000 3.900%,  4/1/2026 509,613
Ares Capital Corporation
575,000 3.875%,  1/15/2026 618,859
300,000 2.150%,  7/15/2026 297,746
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
316,538
375,000 2.570%,  11/25/2035
b,h
374,108
Aviation Capital Group, LLC
500,000 2.875%,  1/20/2022
h
509,098

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Financials (2.2%) - continued
Avolon Holdings Funding, Ltd.
$ 325,000 5.250%,  5/15/2024
h
$ 354,167
130,000 4.250%,  4/15/2026
h
140,348
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
486,391
Banco Santander SA
600,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
609,582
Bank of America Corporation
500,000 4.200%,  8/26/2024 558,538
500,000 4.000%,  1/22/2025 557,456
600,000 3.458%,  3/15/2025
b
651,214
725,000 3.824%,  1/20/2028
b
826,396
700,000 2.496%,  2/13/2031
b
729,876
400,000 2.592%,  4/29/2031
b
419,673
600,000 1.922%,  10/24/2031
b
595,398
725,000 4.244%,  4/24/2038
b
876,688
Barclays Bank plc
78,000 10.179%,  6/12/2021
h
80,697
Barclays plc
600,000 4.610%,  2/15/2023
b
624,867
315,000 3.650%,  3/16/2025 345,390
600,000 3.564%,  9/23/2035
b
629,004
Boston Properties, LP
450,000 4.500%,  12/1/2028 533,763
BPCE SA
588,000 3.500%,  10/23/2027
h
656,209
Camden Property Trust
500,000 3.150%,  7/1/2029 554,423
CANPACK SA
250,000 3.125%,  11/1/2025
h
254,062
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 481,812
Cascades USA, Inc.
160,000 5.125%,  1/15/2026
h
169,600
Chobani, LLC
270,000 4.625%,  11/15/2028
h
275,400
CIT Group, Inc.
100,000 5.250%,  3/7/2025 114,661
Citigroup, Inc.
655,000 4.400%,  6/10/2025 742,982
304,000 3.200%,  10/21/2026 335,226
668,000 3.668%,  7/24/2028
b
755,748
228,000 4.125%,  7/25/2028 261,616
425,000 3.520%,  10/27/2028
b
476,985
324,000 4.650%,  7/23/2048 427,789
CNA Financial Corporation
225,000 3.900%,  5/1/2029 262,717
Comerica, Inc.
130,000 3.700%,  7/31/2023 140,062
Commerzbank AG
390,000 8.125%,  9/19/2023
h
451,511
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 457,583
686,000 4.625%,  12/1/2023 763,120
Credit Acceptance Corporation
200,000 5.125%,  12/31/2024
h
205,500
Credit Agricole SA
525,000 3.250%,  1/14/2030
h
565,816
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,k
393,960
850,000 2.193%,  6/5/2026
b,h
883,654
Principal
Amount Long-Term Fixed Income (28.7%) Value
Financials (2.2%) - continued
Danske Bank AS
$ 375,000 3.244%,  12/20/2025
b,h
$ 402,918
Deutsche Bank AG
600,000 3.547%,  9/18/2031
b
632,319
525,000 3.729%,  1/14/2032
b
522,142
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 106,177
Discover Bank
275,000 2.450%,  9/12/2024 290,619
480,000 4.682%,  8/9/2028
b
512,736
Diversified Healthcare Trust
60,000 4.750%,  2/15/2028 60,000
Drawbridge Special Opportunities
Fund, LP
280,000 3.875%,  2/15/2026
h
282,105
Duke Realty, LP
300,000 2.875%,  11/15/2029 327,586
ERP Operating, LP
75,000 3.375%,  6/1/2025 82,389
ESH Hospitality, Inc.
200,000 5.250%,  5/1/2025
h
204,000
100,000 4.625%,  10/1/2027
h
102,248
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 537,451
First Horizon National Corporation
840,000 4.000%,  5/26/2025 941,881
Fortress Transportation
140,000 6.500%,  10/1/2025
h
144,900
GE Capital Funding, LLC
1,425,000 4.400%,  5/15/2030
h
1,652,900
GE Capital International Funding
Company
735,000 4.418%,  11/15/2035 860,447
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
h
325,830
Goldman Sachs Group, Inc.
550,000
4.128%,  (LIBOR 3M +
3.922%), 2/5/2021
b,k
547,415
312,000 2.908%,  6/5/2023
b
322,018
250,000 3.625%,  2/20/2024 271,657
145,000 1.992%,  1/27/2032
b
144,730
395,000 4.750%,  10/21/2045 528,641
HCP, Inc.
140,000 3.400%,  2/1/2025 153,653
Healthpeak Properties, Inc.
425,000 2.875%,  1/15/2031 457,027
HSBC Holdings plc
300,000 6.875%,  6/1/2021
b,k
304,167
725,000 3.803%,  3/11/2025
b
789,924
275,000 3.900%,  5/25/2026 311,478
700,000 4.950%,  3/31/2030 861,831
Icahn Enterprises, LP
325,000 6.375%,  12/15/2025 335,156
ING Groep NV
275,000 4.100%,  10/2/2023 301,038
International Lease Finance
Corporation
150,000 5.875%,  8/15/2022 161,336
iStar, Inc.
210,000 4.250%,  8/1/2025 206,850
J.P. Morgan Chase & Company
500,000 3.875%,  9/10/2024 556,467
550,000 3.125%,  1/23/2025 598,078

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Financials (2.2%) - continued
$ 800,000 3.900%,  7/15/2025 $ 900,889
250,000 3.300%,  4/1/2026 278,119
375,000 1.040%,  2/4/2027
b,d
374,785
575,000 4.203%,  7/23/2029
b
675,235
425,000 2.522%,  4/22/2031
b
445,888
525,000 1.953%,  2/4/2032
b,d
525,243
720,000 3.882%,  7/24/2038
b
843,720
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 683,235
Liberty Mutual Group, Inc.
152,000 4.950%,  5/1/2022
h
160,370
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
b
442,546
1,100,000 3.870%,  7/9/2025
b
1,208,717
MetLife, Inc.
290,000 4.050%,  3/1/2045 358,420
MGM Growth Properties Operating
Partnership, LP
280,000 4.625%,  6/15/2025
h
296,800
120,000 5.750%,  2/1/2027 134,509
Mitsubishi UFJ Financial Group,
Inc.
825,000 3.455%,  3/2/2023 876,155
390,000 3.287%,  7/25/2027 442,553
850,000 2.048%,  7/17/2030 865,509
Mizuho Financial Group, Inc.
600,000 1.979%,  9/8/2031
b
600,183
Morgan Stanley
152,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,k
152,076
275,000 2.188%,  4/28/2026
b
288,855
450,000 4.350%,  9/8/2026 523,804
468,000 3.591%,  7/22/2028
b
529,374
420,000 3.772%,  1/24/2029
b
478,156
840,000 3.622%,  4/1/2031
b
956,442
445,000 2.802%,  1/25/2052
b
442,110
MPT Operating Partnership, LP
290,000 4.625%,  8/1/2029 310,146
140,000 3.500%,  3/15/2031 141,306
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 343,180
180,000 3.850%,  6/30/2026 205,965
Nationwide Building Society
325,000 3.622%,  4/26/2023
b,h
336,888
Natwest Group plc
790,000 3.032%,  11/28/2035
b
793,595
Omega Healthcare Investors, Inc.
375,000 3.375%,  2/1/2031 390,666
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
h
341,641
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 427,593
Quicken Loans, LLC
160,000 3.625%,  3/1/2029
h
160,072
160,000 3.875%,  3/1/2031
h
162,200
Realty Income Corporation
320,000 4.125%,  10/15/2026 373,773
280,000 1.800%,  3/15/2033 274,659
Regency Centers, LP
550,000 4.125%,  3/15/2028 626,126
Reinsurance Group of America,
Inc.
460,000 4.700%,  9/15/2023 507,004
Principal
Amount Long-Term Fixed Income (28.7%) Value
Financials (2.2%) - continued
Royal Bank of Scotland Group plc
$ 675,000 6.000%,  12/29/2025
b,k
$ 743,344
475,000 4.445%,  5/8/2030
b
555,058
Service Properties Trust
170,000 4.500%,  6/15/2023 171,105
80,000 4.750%,  10/1/2026 76,800
130,000 5.500%,  12/15/2027 138,874
Societe Generale SA
234,000 4.750%,  11/24/2025
h
265,818
Springleaf Finance Corporation
320,000 6.875%,  3/15/2025 366,200
270,000 7.125%,  3/15/2026 315,900
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 252,312
400,000 1.710%,  1/12/2031 393,731
Synchrony Financial
85,000 4.250%,  8/15/2024 93,416
350,000 3.950%,  12/1/2027 391,011
UBS Group Funding Jersey, Ltd.
228,000 4.125%,  9/24/2025
h
259,067
UDR, Inc.
425,000 2.100%,  8/1/2032 424,313
Ventas Realty, LP
340,000 3.100%,  1/15/2023 355,987
VEREIT Operating Partnership, LP
535,000 2.850%,  12/15/2032 550,212
VICI Properties, LP
100,000 4.250%,  12/1/2026
h
103,435
70,000 3.750%,  2/15/2027
h
71,138
230,000 4.625%,  12/1/2029
h
244,950
70,000 4.125%,  8/15/2030
h
72,844
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 622,772
Wells Fargo & Company
304,000 3.450%,  2/13/2023 322,173
500,000 4.125%,  8/15/2023 544,023
285,000 3.000%,  2/19/2025 308,235
750,000 3.000%,  4/22/2026 819,138
304,000 3.000%,  10/23/2026 334,299
775,000 2.393%,  6/2/2028
b
817,862
550,000 4.900%,  11/17/2045 698,167
Westpac Banking Corporation
900,000 2.668%,  11/15/2035
b
909,144
Total 69,836,356
Mortgage-Backed Securities (8.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
12,599,578 3.000%,  3/25/2050 13,271,010
7,500,796 3.000%,  4/1/2050 7,900,296
280,137 3.500%,  7/1/2047 299,350
Federal National Mortgage
Association
2,505,562 4.500%,  5/1/2048 2,729,416
4,401,920 3.500%,  10/1/2048 4,675,809
196,527 3.500%,  6/1/2049 209,191
5,062,618 3.500%,  8/1/2049 5,384,548
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
32,675,000 2.000%,  3/1/2035
d
34,088,803
12,200,000 1.500%,  2/1/2036
d
12,509,766

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Mortgage-Backed Securities (8.3%) - continued
$ 15,300,000 2.000%,  2/1/2036
d
$ 15,985,512
16,927,000 1.500%,  3/1/2036
d
17,325,497
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
30,750,000 2.000%,  2/1/2051
d,l
31,754,180
27,000,000 2.500%,  2/1/2051
d
28,450,195
6,000,000 1.500%,  3/1/2051
d
6,019,687
36,225,000 2.000%,  3/1/2051
d,l
37,342,881
32,868,000 2.500%,  3/1/2051
d
34,574,311
7,749,258 4.000%,  7/1/2048 8,312,792
Total 260,833,244
Technology (0.7%)
Apple, Inc.
85,000 3.000%,  2/9/2024 91,371
312,000 3.200%,  5/11/2027 351,577
260,000 3.000%,  6/20/2027 291,927
670,000 3.000%,  11/13/2027 753,457
920,000 3.750%,  9/12/2047 1,101,571
Applied Materials, Inc.
160,000 3.300%,  4/1/2027 181,233
Avnet, Inc.
225,000 3.750%,  12/1/2021 230,535
Baidu, Inc.
560,000 3.425%,  4/7/2030 611,322
Black Knight InfoServ, LLC
190,000 3.625%,  9/1/2028
h
192,271
Broadcom Corporation
143,000 3.875%,  1/15/2027 159,737
380,000 3.500%,  1/15/2028 414,735
Broadcom, Inc.
275,000 5.000%,  4/15/2030 327,365
CDW, LLC
250,000 4.250%,  4/1/2028 260,654
CommScope Technologies
Finance, LLC
536,000 6.000%,  6/15/2025
h
547,336
Crowdstrike Holdings, Inc.
70,000 3.000%,  2/15/2029 70,831
Diamond 1 Finance Corporation
485,000 6.020%,  6/15/2026
h
585,488
Diamond Sports Group, LLC
310,000 6.625%,  8/15/2027
g,h
196,850
Fiserv, Inc.
400,000 2.250%,  6/1/2027 422,843
580,000 2.650%,  6/1/2030 615,921
Gartner, Inc.
140,000 4.500%,  7/1/2028
h
147,658
140,000 3.750%,  10/1/2030
h
143,935
Hewlett Packard Enterprise
Company
400,000 4.650%,  10/1/2024 453,369
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
147,132
220,000 4.875%,  9/15/2029
h
228,443
210,000 5.250%,  7/15/2030
h
222,600
KLA Corporation
840,000 3.300%,  3/1/2050 923,314
Lam Research Corporation
700,000 2.875%,  6/15/2050 728,538
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 286,923
Principal
Amount Long-Term Fixed Income (28.7%) Value
Technology (0.7%) - continued
Microsoft Corporation
$ 540,000 2.675%,  6/1/2060 $ 548,316
475,000 4.200%,  11/3/2035 607,172
1,360,000 3.700%,  8/8/2046 1,672,321
NCR Corporation
530,000 6.125%,  9/1/2029
h
571,329
NVIDIA Corporation
700,000 3.500%,  4/1/2040 804,525
NXP BV/NXP Funding, LLC
575,000 4.875%,  3/1/2024
h
646,014
Open Text Corporation
380,000 4.125%,  2/15/2030
h
398,886
Oracle Corporation
875,000 2.800%,  4/1/2027 956,305
420,000 3.850%,  7/15/2036 497,485
700,000 3.600%,  4/1/2040 787,713
Plantronics, Inc.
230,000 5.500%,  5/31/2023
h
230,863
PTC, Inc.
100,000 3.625%,  2/15/2025
h
102,500
90,000 4.000%,  2/15/2028
h
93,600
Qorvo, Inc.
170,000 3.375%,  4/1/2031
h
173,825
Rackspace Technology Global,
Inc.
200,000 5.375%,  12/1/2028
h
208,500
Sensata Technologies BV
240,000 5.000%,  10/1/2025
h
264,600
Sensata Technologies, Inc.
230,000 3.750%,  2/15/2031
h
236,047
Shift4 Payments, LLC
70,000 4.625%,  11/1/2026
h
72,975
SS&C Technologies, Inc.
430,000 5.500%,  9/30/2027
h
455,374
Switch, Ltd.
250,000 3.750%,  9/15/2028
h
255,288
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 699,840
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 84,274
156,000 3.125%,  8/15/2027 176,036
VMware, Inc.
575,000 4.650%,  5/15/2027 667,111
Total 21,899,835
Transportation (0.2%)
Air Canada Pass Through Trust
49,932 3.875%,  3/15/2023
h
48,774
American Airlines, Inc.
150,000 11.750%,  7/15/2025
h
173,355
Boeing Company
337,000 5.805%,  5/1/2050 444,295
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 341,590
590,000 5.050%,  3/1/2041 797,845
260,000 4.450%,  3/15/2043 334,843
CSX Corporation
420,000 3.800%,  4/15/2050 496,015
Delta Air Lines, Inc.
300,000 7.000%,  5/1/2025
h
347,876
100,000 7.375%,  1/15/2026 114,883

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Transportation (0.2%) - continued
Hawaiian Brand Intellectual
Property, Ltd.
$ 220,000 5.750%,  1/20/2026
d,h
$ 228,800
Mileage Plus Holdings, LLC
200,000 6.500%,  6/20/2027
h
218,750
Southwest Airlines Company
560,000 4.750%,  5/4/2023 606,828
125,000 5.125%,  6/15/2027 148,025
United Parcel Service, Inc.
560,000 4.450%,  4/1/2030 688,307
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
h
203,250
64,000 6.750%,  8/15/2024
h
67,687
Total 5,261,123
U.S. Government & Agencies (8.9%)
U.S. Treasury Bonds
5,850,000 1.625%,  11/15/2050 5,561,156
2,055,000 2.250%,  11/15/2027 2,262,427
21,400,000 2.875%,  5/15/2028 24,559,008
5,090,000 5.250%,  11/15/2028 6,787,396
10,000,000 1.625%,  8/15/2029 10,563,281
12,370,000 1.500%,  2/15/2030 12,904,423
1,175,000 4.375%,  5/15/2040 1,728,673
10,800,000 1.375%,  11/15/2040 10,290,375
560,000 3.000%,  5/15/2042 695,625
15,871,000 2.500%,  5/15/2046 18,214,452
13,950,000 2.875%,  5/15/2049 17,286,012
U.S. Treasury Notes
7,890,000 1.500%,  9/30/2021 7,964,585
420,000 1.125%,  2/28/2022 424,659
21,720,000 0.125%,  6/30/2022 21,726,788
3,710,000 1.875%,  7/31/2022 3,808,112
3,345,000 0.125%,  10/31/2022 3,345,784
19,860,000 2.000%,  11/30/2022 20,541,912
11,300,000 0.125%,  12/31/2022 11,302,207
5,270,000 2.500%,  3/31/2023 5,540,087
1,750,000 0.125%,  10/15/2023 1,748,428
16,750,000 2.500%,  1/31/2024 17,910,068
5,990,000 2.125%,  7/31/2024 6,384,498
10,000,000 1.250%,  8/31/2024 10,355,469
5,740,000 2.250%,  11/15/2024 6,166,912
6,340,000 2.125%,  11/30/2024 6,785,286
700,000 1.375%,  1/31/2025 729,914
4,625,000 0.250%,  8/31/2025 4,598,804
9,100,000 2.625%,  1/31/2026 10,086,070
23,740,000 2.500%,  2/28/2026 26,185,405
3,700,000 0.500%,  4/30/2027 3,668,492
Total 280,126,308
Utilities (0.7%)
Ameren Illinois Company
390,000 4.500%,  3/15/2049 513,820
American Water Capital
Corporation
700,000 2.800%,  5/1/2030 764,012
Appalachian Power Company
155,000 3.300%,  6/1/2027 172,448
Arizona Public Service Company
300,000 3.500%,  12/1/2049 339,917
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 329,674
Principal
Amount Long-Term Fixed Income (28.7%) Value
Utilities (0.7%) - continued
Calpine Corporation
$ 310,000 4.500%,  2/15/2028
h
$ 318,432
CenterPoint Energy, Inc.
375,000 2.500%,  9/1/2024 398,543
355,000 4.250%,  11/1/2028 417,720
CMS Energy Corporation
228,000 2.950%,  2/15/2027 247,991
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 336,224
Consolidated Edison Company of
New York, Inc.
825,000 4.125%,  5/15/2049 1,004,305
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 141,902
Consumers Energy Company
475,000 4.350%,  4/15/2049 630,991
DTE Electric Company
215,000 3.700%,  3/15/2045 250,804
245,000 3.700%,  6/1/2046 285,814
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 681,078
Duke Energy Corporation
304,000 3.750%,  9/1/2046 335,162
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 234,291
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 355,710
Edison International
525,000 5.750%,  6/15/2027 631,424
Exelon Corporation
515,000 4.700%,  4/15/2050 661,233
120,000 5.100%,  6/15/2045 157,696
459,000 4.450%,  4/15/2046 563,868
FirstEnergy Corporation
100,000 2.850%,  7/15/2022 101,880
ITC Holdings Corporation
84,000 4.050%,  7/1/2023 90,326
152,000 5.300%,  7/1/2043 198,249
Mississippi Power Company
310,000 3.950%,  3/30/2028 357,230
Monongahela Power Company
210,000 5.400%,  12/15/2043
h
273,118
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 291,080
525,000 3.700%,  3/15/2029 610,252
NextEra Energy Operating
Partners, LP
520,000 3.875%,  10/15/2026
h
556,803
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 608,551
NiSource, Inc.
600,000 3.600%,  5/1/2030 682,517
NRG Energy, Inc.
430,000 3.375%,  2/15/2029
h
439,847
70,000 3.625%,  2/15/2031
h
72,800
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027 393,991
365,000 3.950%,  12/1/2047 366,790
PG&E Corporation
140,000 5.000%,  7/1/2028 150,201
110,000 5.250%,  7/1/2030 121,000

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.7%) Value
Utilities (0.7%) - continued
PPL Capital Funding, Inc.
$ 365,000 5.000%,  3/15/2044 $ 456,619
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 282,057
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 431,064
San Diego Gas and Electric
Company
540,000 4.150%,  5/15/2048 663,880
South Carolina Electric & Gas
Company
685,000 5.100%,  6/1/2065 1,046,747
Southern California Edison
Company
320,000 4.000%,  4/1/2047 357,753
Southern Company
424,000 3.250%,  7/1/2026 471,501
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 474,460
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 124,332
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 271,050
Talen Energy Supply, LLC
260,000 7.625%,  6/1/2028
h
280,150
TerraForm Power Operating, LLC
240,000 5.000%,  1/31/2028
h
266,400
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 500,818
Vistra Operations Company, LLC
410,000 5.000%,  7/31/2027
h
431,607
Total 21,146,132
Total Long-Term Fixed Income
(cost $858,077,662) 901,639,374
Shares Common Stock ( 20.9% ) Value
Communications Services (0.8%)
802 Activision Blizzard, Inc. 72,982
1,434 Alphabet, Inc., Class A
m
2,620,434
1,208 Alphabet, Inc., Class C
m
2,217,574
14,053 ANGI Homeservices, Inc.
m
196,461
14,268 AT&T, Inc. 408,493
1,444 Charter Communications, Inc.
m
877,317
8,034 Cinemark Holdings, Inc.
g
162,608
190 Cogent Communications Holdings 10,821
32,160 Comcast Corporation 1,594,171
3,598 Consolidated Communications
Holdings, Inc.
m
21,966
15,366 Discovery, Inc., Class A
g,m
636,460
12,435 DISH Network Corporation
m
360,864
4,412 EchoStar Corporation
m
92,387
6,328 Facebook, Inc.
m
1,634,712
2,450 Hemisphere Media Group, Inc.
m
25,578
16,121 Interpublic Group of Companies,
Inc. 388,032
25,064 Live Nation Entertainment, Inc.
m
1,665,503
15,472 Match Group, Inc.
m
2,163,914
4,157 Meredith Corporation 91,163
5,481 News Corporation 103,481
Shares Common Stock (20.9%) Value
Communications Services (0.8%) - continued
1,988 Omnicom Group, Inc. $ 124,011
29,451 ORBCOMM, Inc.
m
220,588
47,541 QuinStreet, Inc.
m
1,006,443
7,188 RingCentral, Inc.
m
2,680,549
3,202 Scholastic Corporation 82,516
5,891 Take-Two Interactive Software,
Inc.
m
1,180,851
2,077 Twitter, Inc.
m
104,951
2,270 Uber Technologies, Inc.
m
115,611
28,385 Verizon Communications, Inc. 1,554,079
9,795 Walt Disney Company
m
1,647,225
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
8,085
4,932 Zillow Group, Inc.
m
684,167
Total 24,753,997
Consumer Discretionary (2.6%)
1,840 Aaron's Company, Inc.
m
31,170
6,446 Adient plc
m
208,141
1,902 Amazon.com, Inc.
m
6,098,192
5,763 American Eagle Outfitters, Inc.
g
130,762
340 American Public Education, Inc.
m
9,785
24,400 Aptiv plc 3,259,840
5,027 At Home Group, Inc.
m
122,508
2,440 AutoNation, Inc.
m
173,923
488 AutoZone, Inc.
m
545,765
789 Bally's Corporation 41,407
420 Beazer Homes USA, Inc.
m
6,980
4,094 Bed Bath & Beyond, Inc.
g
144,641
5,565 BJ's Restaurants, Inc.
m
260,108
391 Booking Holdings, Inc.
m
760,233
16,334 Bright Horizons Family Solutions,
Inc.
m
2,482,278
2,468 Brinker International, Inc. 145,316
1,078 Brunswick Corporation 93,204
7,455 Burlington Stores, Inc.
m
1,855,549
5,496 Caesars Entertainment, Inc.
m
386,863
1,341 Camping World Holdings, Inc. 45,809
5,158 Carnival Corporation 96,300
115 Carvana Company
m
30,037
154 Cavco Industries, Inc.
m
29,054
15,926 Cedar Fair, LP 638,633
2,873 Century Casinos, Inc.
m
19,967
2,098 Century Communities, Inc.
m
98,480
10,183 Chegg, Inc.
m
970,033
16,673 Chewy, Inc.
g,m
1,697,645
58,879 Chico's FAS, Inc. 130,123
1,289 Children's Place, Inc.
g,m
94,703
1,412 Chipotle Mexican Grill, Inc.
m
2,089,760
7,225 Choice Hotels International, Inc. 727,124
613 Churchill Downs, Inc. 114,907
53,119 Cooper-Standard Holdings, Inc.
m
1,620,661
2,673 Cracker Barrel Old Country Store,
Inc. 361,684
8,677 Crocs, Inc.
m
607,564
11,128 Culp, Inc. 171,705
6,285 D.R. Horton, Inc. 482,688
3,973 Dana, Inc. 76,917
3,575 Darden Restaurants, Inc. 417,882
1,610 Deckers Outdoor Corporation
m
470,088
4,264 Denny's Corporation
m
67,073
10,029 Designer Brands, Inc. 122,855
5,060 Dick's Sporting Goods, Inc. 339,071
2,599 Dine Brands Global, Inc. 178,707
5,620 Domino's Pizza, Inc. 2,083,671

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Consumer Discretionary (2.6%) - continued
3,517 Dorman Products, Inc.
m
$ 319,449
80,887 Duluth Holdings, Inc.
g,m
1,008,661
13,269 Emerald Holding, Inc. 53,872
3,571 Ethan Allen Interiors, Inc. 84,454
5,389 Etsy, Inc.
m
1,072,896
3,355 Expedia Group, Inc. 416,355
3,994 Extended Stay America, Inc. 58,632
12,251 Five Below, Inc.
m
2,152,868
3,259 Foot Locker, Inc. 142,809
684 Fox Factory Holding Corporation
m
81,834
25,953 Gap, Inc.
m
525,548
1,118 Garmin, Ltd. 128,413
3,562 Gentex Corporation 117,724
3,251 Genuine Parts Company 305,204
17,157 Goodyear Tire & Rubber Company 181,006
2,024 Grand Canyon Education, Inc.
m
171,919
2,129 Groupon, Inc.
m
72,748
5,387 H&R Block, Inc. 92,818
16,194 Hanesbrands, Inc. 247,606
16,471 Harley-Davidson, Inc. 660,322
1,686 Helen of Troy, Ltd.
m
411,806
8,265 Home Depot, Inc. 2,238,327
1,235 Hovnanian Enterprises, Inc.
m
63,183
3,296 Jack in the Box, Inc. 310,285
6,571 KB Home 273,616
8,603 Knoll, Inc. 128,701
13,196 Kohl's Corporation 581,416
14,766 L Brands, Inc. 601,862
8,113 Lear Corporation 1,223,116
14,408 Leggett & Platt, Inc. 590,728
7,443 Lithia Motors, Inc. 2,371,935
11,764 Lowe's Companies, Inc. 1,962,823
2,663 Lululemon Athletica, Inc.
m
875,275
1,670 M.D.C. Holdings, Inc. 86,873
1,997 Madison Square Garden Sports
Corporation
m
323,294
3,673 Marcus Corporation 64,645
913 Marriott International, Inc. 106,191
1,093 Marriott Vacations Worldwide
Corporation 134,177
10,778 Mattel, Inc.
m
195,297
5,211 McDonald's Corporation 1,083,054
3,243 Meritage Homes Corporation
m
260,283
4,942 Michaels Companies, Inc.
m
76,601
14,650 Miller Industries, Inc. 584,242
2,176 Mohawk Industries, Inc.
m
312,474
9,147 NIKE, Inc. 1,221,948
7,621 Nordstrom, Inc.
g
270,164
11,110 Norwegian Cruise Line Holdings,
Ltd.
g,m
251,642
937 NVR, Inc.
m
4,166,352
9,092 Ollie's Bargain Outlet Holdings,
Inc.
m
861,285
2,906 Overstock.com, Inc.
g,m
225,506
18,366 Park Hotels & Resorts, Inc. 306,345
7,231 Penn National Gaming, Inc.
m
749,999
41,007 Planet Fitness, Inc.
m
2,952,504
46,370 Playa Hotels and Resorts NV
m
246,688
2,071 Pool Corporation 733,507
9,813 PulteGroup, Inc. 426,866
2,843 Purple Innovation, Inc.
m
96,776
474 PVH Corporation 40,413
25,215 Red Rock Resorts, Inc. 592,048
1,594 RH
m
757,724
640 Royal Caribbean Cruises, Ltd. 41,600
Shares Common Stock (20.9%) Value
Consumer Discretionary (2.6%) - continued
12,315 Ruth's Hospitality Group, Inc. $ 224,010
1,977 Scientific Games Corporation
m
77,538
6,699 Six Flags Entertainment
Corporation 229,106
24,139 Skyline Corporation
m
811,795
5,431 Sleep Number Corporation
m
585,136
8,404 Sony Corporation ADR 804,347
8,280 Standard Motor Products, Inc. 324,824
20,601 Stoneridge, Inc.
m
565,497
272 Strategic Education, Inc. 24,037
26,762 Taylor Morrison Home
Corporation
m
695,277
9,023 Tenneco, Inc.
m
91,132
2,024 Tesla, Inc.
m
1,606,105
19,322 Texas Roadhouse, Inc. 1,472,530
6,684 Thor Industries, Inc. 808,831
15,664 Toll Brothers, Inc. 800,430
857 TopBuild Corporation
m
171,357
5,551 Tri Pointe Homes, Inc.
m
112,130
4,166 Tupperware Brands Corporation
m
125,313
6,053 Ulta Beauty, Inc.
m
1,693,387
2,131 Vail Resorts, Inc. 566,761
290 Wayfair, Inc.
m
78,973
578 Whirlpool Corporation 106,982
958 Williams-Sonoma, Inc. 123,505
9,926 Wingstop, Inc. 1,489,396
35 Winmark Corporation 5,972
1,533 Wyndham Destinations, Inc. 67,820
1,751 YETI Holdings, Inc.
m
115,251
3,745 Yum! Brands, Inc. 380,080
14,784 Zumiez, Inc.
m
636,895
Total 82,030,932
Consumer Staples (0.7%)
301 Beyond Meat, Inc.
g,m
53,602
608 BJ's Wholesale Club Holdings,
Inc.
m
25,579
400 Boston Beer Company, Inc.
m
366,756
9,454 Casey's General Stores, Inc. 1,772,436
9,271 Colgate-Palmolive Company 723,138
4,375 Costco Wholesale Corporation 1,541,881
24,074 Coty, Inc. 153,351
9,168 Darling Ingredients, Inc.
m
568,508
55,909 e.l.f. Beauty, Inc.
m
1,216,580
1,605 Edgewell Personal Care Company 53,607
2,308 Flowers Foods, Inc. 52,992
23,139 Hain Celestial Group, Inc.
m
962,235
127 Herbalife Nutrition, Ltd.
m
6,472
1,402 Ingredion, Inc. 105,809
4,134 John B. Sanfilippo & Son, Inc. 332,498
2,672 Kimberly-Clark Corporation 352,971
25,122 Lamb Weston Holdings, Inc. 1,876,613
295 Lancaster Colony Corporation 51,501
1,904 McCormick & Company, Inc. 170,484
870 Medifast, Inc. 204,163
16,445 Monster Beverage Corporation
m
1,427,919
8,824 NewAge, Inc.
g,m
26,913
815 Nu Skin Enterprises, Inc. 47,164
970 PepsiCo, Inc. 132,473
2,271 Performance Food Group
Company
m
106,464
16,801 Philip Morris International, Inc. 1,338,200
61,740 Primo Water Corporation 953,883
7,247 Procter & Gamble Company 929,138
2,828 Seneca Foods Corporation
m
102,515

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Consumer Staples (0.7%) - continued
812 Spectrum Brands Holdings, Inc. $ 61,363
4,814 Sprouts Farmers Markets, Inc.
m
109,037
866 Tootsie Roll Industries, Inc.
g
34,276
51,468 Turning Point Brands, Inc. 2,424,143
3,049 US Foods Holding Corporation
m
94,488
2,307 Utz Brands, Inc. 54,399
2,132 Vector Group, Ltd. 25,030
12,402 Wal-Mart Stores, Inc. 1,742,357
409 WD-40 Company 124,504
Total 20,325,442
Energy (0.5%)
1,256 Abraxas Petroleum Corporation
m
3,203
14,248 Antero Midstream Corporation 115,409
21,242 Apache Corporation 303,336
38,794 Archrock, Inc. 344,103
21,174 BP plc ADR 470,486
26,350 Centennial Resource
Development, Inc.
m
61,659
7,667 ChampionX Corporation
m
117,228
9,677 Chevron Corporation 824,480
23,585 Cimarex Energy Company 994,815
10,547 Continental Resources, Inc.
g
207,670
19,192 Core Laboratories NV 632,952
5,885 Delek US Holdings, Inc. 110,403
143,318 Devon Energy Corporation 2,359,014
19,239 Diamondback Energy, Inc. 1,090,659
43,688 EnLink Midstream, LLC
m
169,946
14,772 Enterprise Products Partners, LP 298,838
9,021 EOG Resources, Inc. 459,710
33,186 EQT Corporation 541,264
14,099 Equitrans Midstream Corporation 93,758
2,152 Evolution Petroleum Corporation 6,843
16,956 Exterran Corporation
m
73,250
9,156 Exxon Mobil Corporation 410,555
25,032 Frank's International NV
m
69,589
17,938 Gran Tierra Energy, Inc.
m
10,548
12,002 Halliburton Company 211,595
47,610 Helmerich & Payne, Inc. 1,155,971
8,305 HollyFrontier Corporation 236,360
8,589 Liberty Oilfield Services, Inc. 103,240
47,022 Marathon Oil Corporation 340,439
11,629 Marathon Petroleum Corporation 501,908
41,475 McDermott International, Inc.
m
42,305
53,178 Nine Energy Service, Inc.
m
137,731
8,574 Occidental Petroleum Corporation 171,995
16,403 Oceaneering International, Inc.
m
138,605
41,784 Patterson-UTI Energy, Inc. 256,972
4,526 Pioneer Natural Resources
Company 547,193
8,883 Plains GP Holdings, LP
m
76,749
13,014 ProPetro Holding Corporation
m
103,982
3,423 RPC, Inc.
m
15,267
6,457 Schlumberger, Ltd. 143,410
30,608 Southwestern Energy Company
m
115,392
18,812 Talos Energy, Inc.
m
159,150
14,949 Targa Resources Corporation 409,154
18,246 TechnipFMC plc 195,050
5,694 Valero Energy Corporation 321,312
Total 15,153,498
Financials (3.0%)
431 1st Source Corporation 16,960
14,071 AG Mortgage Investment Trust,
Inc. 49,811
Shares Common Stock (20.9%) Value
Financials (3.0%) - continued
19,613 Air Lease Corporation $ 777,263
1,948 Alleghany Corporation 1,104,224
22,243 Ally Financial, Inc. 841,675
673 American Express Company 78,243
23,488 American Financial Group, Inc. 2,211,160
1,157 Ameriprise Financial, Inc. 228,936
13,676 Ameris Bancorp 534,868
2,111 Aon plc 428,744
24,586 Apollo Commercial Real Estate
Finance, Inc. 274,871
25,296 Arch Capital Group, Ltd.
m
794,547
3,059 Argo Group International Holdings,
Ltd. 123,431
17,938 Arthur J. Gallagher & Company 2,070,225
9,620 Artisan Partners Asset
Management, Inc. 465,608
36,768 Associated Banc-Corp 659,618
47,288 Assured Guaranty, Ltd. 1,690,546
6,556 Bancorp, Inc.
m
109,944
51,752 Bank of America Corporation 1,534,447
1,625 Bank of Marin Bancorp 60,352
14,427 Bank of N.T. Butterfield & Son, Ltd. 438,725
11,123 BankFinancial Corporation 94,323
11,977 Banner Corporation 529,743
4,764 Berkshire Hathaway, Inc.
m
1,085,573
32,455 Berkshire Hills Bancorp, Inc. 538,104
2,035 BlackRock, Inc. 1,427,064
4,931 Blackstone Mortgage Trust, Inc. 131,460
47 BM Technologies, Inc.
e,m
647
469 BOK Financial Corporation 34,640
1,222 Bridge Bancorp, Inc.
m
29,853
36,578 Bridgewater Bancshares, Inc.
m
469,662
2,854 Brighthouse Financial, Inc.
m
100,917
27,636 BrightSphere Investment Group 506,568
15,610 Brookline Bancorp, Inc. 196,530
4,292 Brown & Brown, Inc. 184,942
3,694 Byline Bancorp, Inc. 59,363
10,020 Capital One Financial Corporation 1,044,685
1,654 Cboe Global Markets, Inc. 151,721
13,218 Central Pacific Financial
Corporation 262,774
7,856 Charles Schwab Corporation 404,898
9,183 Chimera Investment Corporation 92,748
7,880 Chubb, Ltd. 1,147,880
2,055 Cincinnati Financial Corporation 172,805
27,539 Citigroup, Inc. 1,596,987
4,947 Citizens Financial Group, Inc. 180,269
4,721 CME Group, Inc. 857,995
25,628 Columbia Banking System, Inc. 987,191
6,060 Comerica, Inc. 346,632
1,728 Commerce Bancshares, Inc. 115,517
13,694 Community Trust Bancorp, Inc. 499,283
1,390 Cullen/Frost Bankers, Inc. 128,214
2,685 Customers Bancorp, Inc.
m
59,661
366 Diamond Hill Investment Group,
Inc. 54,252
6,163 Discover Financial Services 514,857
4,317 East West Bancorp, Inc. 258,761
4,700 Ellington Residential Mortgage
REIT 56,212
391 Employers Holdings, Inc. 11,925
4,523 Enterprise Financial Services
Corporation 159,707
27,088 Equitable Holdings, Inc. 671,241
15,217 Essent Group, Ltd. 636,527
8,696 Evercore, Inc. 948,734

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Financials (3.0%) - continued
137,542 Everi Holdings, Inc.
m
$ 1,799,049
31,312 F.N.B. Corporation 308,736
1,995 FactSet Research Systems, Inc. 603,168
3,319 FBL Financial Group, Inc. 185,997
1,048 Federal Agricultural Mortgage
Corporation 79,648
11,577 Financial Institutions, Inc. 264,998
839 First American Financial
Corporation 43,871
11,485 First Bancorp/Puerto Rico 104,513
542 First Bancorp/Southern Pines NC 18,461
22,138 First Busey Corporation 457,592
26,839 First Financial Bancorp 491,690
7,836 First Financial Corporation 300,824
10,789 First Horizon Corporation 149,859
551 First Mid-Illinois Bancshares, Inc. 18,662
23,383 First Midwest Bancorp, Inc. 386,521
1,531 First of Long Island Corporation 25,614
231 First Republic Bank 33,493
20,917 Flagstar Bancorp, Inc. 896,293
1,959 Flushing Financial Corporation 35,811
74,106 Fulton Financial Corporation 993,020
6,732 Glacier Bancorp, Inc. 314,048
1,135 Goldman Sachs Group, Inc. 307,778
21,749 Granite Point Mortgage Trust, Inc. 202,701
15,969 Great Southern Bancorp, Inc. 785,196
12,979 Great Western Bancorp, Inc. 311,496
9,400 Hamilton Lane, Inc. 708,478
40,370 Hancock Whitney Corporation 1,378,232
6,726 Hanmi Financial Corporation 92,953
12,535 Hanover Insurance Group, Inc. 1,409,811
28,830 Heartland Financial USA, Inc. 1,229,888
63,909 Heritage Commerce Corporation 561,121
13,331 Hometrust Bancshares, Inc. 279,951
68,859 Hope Bancorp, Inc. 769,844
18,433 Horizon Bancorp, Inc. 291,794
1,089 Houlihan Lokey, Inc. 70,622
16,681 Independent Bank Corporation 306,263
4,206 Interactive Brokers Group, Inc. 257,365
19,066 J.P. Morgan Chase & Company 2,453,222
14,225 James River Group Holdings, Ltd. 632,728
3,164 Janus Henderson Group plc 97,325
7,068 Kemper Corporation 497,234
37,123 KeyCorp 625,894
13,607 Kinsale Capital Group, Inc. 2,552,129
12,240 Ladder Capital Corporation 120,319
6,351 Lakeland Bancorp, Inc. 83,262
8,437 Lincoln National Corporation 383,799
3,039 Loews Corporation 137,636
150 Markel Corporation
m
145,422
298 MarketAxess Holdings, Inc. 161,146
2,182 Marsh & McLennan Companies,
Inc. 239,824
3,034 Mercantile Bank Corporation 82,373
19,789 Meridian Bancorp, Inc. 299,803
10,171 MetLife, Inc. 489,734
3,992 Midland States Bancorp, Inc. 73,413
22,010 MidWestOne Financial Group, Inc. 541,226
1,655 Moody's Corporation 440,660
16,221 Morgan Stanley 1,087,618
376 Morningstar, Inc. 86,439
10,187 Mr. Cooper Group, Inc.
m
277,392
4,507 MSCI, Inc. 1,781,617
43 Nasdaq, Inc. 5,817
223 National Western Life Group, Inc. 40,140
Shares Common Stock (20.9%) Value
Financials (3.0%) - continued
1,040 NBT Bancorp, Inc. $ 34,330
40,921 New York Community Bancorp,
Inc. 428,034
4,665 Northern Trust Corporation 416,071
4,989 OFG Bancorp 85,711
7,657 Old National Bancorp 128,561
9,674 Old Second Bancorp, Inc. 94,999
25,461 PacWest Bancorp 768,668
616 Peapack-Gladstone Financial
Corporation 14,488
3,163 Peoples Bancorp, Inc. 96,471
64,869 People's United Financial, Inc. 886,111
37,110 Popular, Inc. 2,105,992
18,123 Premier Financial Corporation 503,094
6,246 Primerica, Inc. 870,130
4,373 PROG Holdings, Inc. 206,318
3,579 Prosperity Bancshares, Inc. 241,368
11,028 QCR Holdings, Inc. 427,666
47,538 Radian Group, Inc. 912,730
9,323 Raymond James Financial, Inc. 931,647
24,823 Redwood Trust, Inc. 212,981
10,455 Reinsurance Group of America,
Inc. 1,098,298
345 RLI Corporation 33,389
2,084 S&P Global, Inc. 660,628
1,510 Safety Insurance Group, Inc. 110,894
18,188 Santander Consumer USA
Holdings, Inc. 401,955
37,605 Seacoast Banking Corporation of
Florida
m
1,145,072
19,225 SEI Investments Company 1,016,041
5,032 Selective Insurance Group, Inc. 326,979
6,941 Signature Bank 1,146,584
15,658 Simmons First National
Corporation 386,753
2,341 Southside Bancshares, Inc. 73,437
27,949 Starwood Property Trust, Inc. 524,323
3,149 Sterling Bancorp 58,131
1,917 Stifel Financial Corporation 99,339
38,498 Synovus Financial Corporation 1,432,126
7,940 T. Rowe Price Group, Inc. 1,242,451
4,121 Territorial Bancorp, Inc. 98,327
7,136 TMX Group, Ltd. 688,293
187 Tompkins Financial Corporation 12,505
1,812 Torchmark Corporation 163,787
2,415 Towne Bank 56,028
13,145 TPG RE Finance Trust, Inc. 128,427
8,261 TriCo Bancshares 308,135
21,316 Triumph Bancorp, Inc.
m
1,222,259
12,971 Truist Financial Corporation 622,349
27,292 TrustCo Bank Corporation 169,756
3,986 Trustmark Corporation 109,495
18,035 Two Harbors Investment
Corporation 109,472
19,503 Umpqua Holdings Corporation 282,989
12,339 United Bankshares, Inc. 390,653
1,135 Univest Financial Corporation 25,481
5,579 Unum Group 129,600
26,432 Valley National Bancorp 269,871
1,004 Walker & Dunlop, Inc. 82,649
4,816 Washington Trust Bancorp, Inc. 209,881
3,462 Webster Financial Corporation 161,849
58,997 Wells Fargo & Company 1,762,830
4,587 WesBanco, Inc. 133,023
77,000 Western Alliance Bancorp 5,249,860

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Financials (3.0%) - continued
32,085 Western Asset Mortgage Capital
Corporation $ 94,651
536 Westwood Holdings Group, Inc. 6,346
14,415 Wintrust Financial Corporation 867,639
28,604 Zions Bancorporations NA 1,262,581
1,717 Zurich Insurance Group AG 686,537
Total 95,483,639
Health Care (3.1%)
14,546 Abbott Laboratories 1,797,740
5,988 AbbVie, Inc. 613,650
1,516 Acadia Healthcare Company, Inc.
m
76,831
53,538 ACADIA Pharmaceuticals, Inc.
m
2,572,501
1,149 Acceleron Pharma, Inc.
m
132,744
16,241 ADMA Biologics, Inc.
m
36,055
6,818 Adverum Biotechnologies, Inc.
m
84,066
4,476 Agile Therapeutics, Inc.
m
12,622
10,563 Akebia Therapeutics, Inc.
m
34,224
876 Align Technology, Inc.
m
460,233
604 Allakos, Inc.
m
80,531
4,155 Altimmune, Inc.
m
59,333
2,037 AmerisourceBergen Corporation 212,255
5,965 Amgen, Inc. 1,440,130
10,864 AMN Healthcare Services, Inc.
m
783,512
6,469 AnaptysBio, Inc.
m
167,676
2,717 Anthem, Inc. 806,895
115,088 Ardelyx, Inc.
m
781,448
4,317 Arena Pharmaceuticals, Inc.
m
320,494
6,260 Argenx SE ADR
m
1,834,305
6,873 Arrowhead Research Corporation
m
530,389
8,906 Atara Biotherapeutics, Inc.
m
164,405
203 Atrion Corporation 132,248
1,196 AVROBIO, Inc.
m
17,115
18,703 Axonics Modulation Technologies,
Inc.
g,m
966,945
2,893 Becton, Dickinson and Company 757,358
1,808 Biogen, Inc.
m
510,959
20,339 Biohaven Pharmaceutical Holding
Company, Ltd.
m
1,733,290
275 BioLife Solutions, Inc.
m
10,428
512 Bio-Rad Laboratories, Inc.
m
293,770
11,282 Bio-Techne Corporation 3,665,635
2,137 BioXcel Therapeutics, Inc.
m
98,986
2,801 Bluebird Bio, Inc.
m
124,785
1,659 Bruker Corporation 96,040
2,060 Capricor Therapeutics, Inc.
m
13,555
32,586 Catalent, Inc.
m
3,749,019
7,505 Centene Corporation
m
452,551
1,365 Cerner Corporation 109,350
4,171 Charles River Laboratories
International, Inc.
m
1,080,498
1,581 Chemed Corporation 818,800
4,064 Cigna Holding Company 882,091
8,585 CryoLife, Inc.
m
205,439
7,211 CVS Health Corporation 516,668
2,177 CymaBay Therapeutics, Inc.
m
11,647
8,285 CytomX Therapeutics, Inc.
m
57,249
2,747 Danaher Corporation 653,346
1,113 Deciphera Pharmaceuticals, Inc.
m
49,195
5,950 Dexcom, Inc.
m
2,230,357
4,938 Dynavax Technologies
Corporation
g,m
31,159
3,517 Editas Medicine, Inc.
g,m
215,768
6,362 Edwards Lifesciences
Corporation
m
525,374
Shares Common Stock (20.9%) Value
Health Care (3.1%) - continued
3,679 Envista Holdings Corporation
m
$ 130,752
509 Fulcrum Therapeutics, Inc.
m
5,630
10,446 GlaxoSmithKline plc ADR 389,113
9,045 Global Blood Therapeutics, Inc.
m
453,335
17,140 GoodRx Holdings, Inc.
g,m
799,067
26,181 Guardant Health, Inc.
m
4,071,145
2,053 Haemonetics Corporation
m
234,637
35,703 Halozyme Therapeutics, Inc.
m
1,699,106
3,910 HCA Healthcare, Inc. 635,297
2,306 HealthEquity, Inc.
m
192,666
6,518 Hill-Rom Holdings, Inc. 625,989
148 Humana, Inc. 56,700
94 ICU Medical, Inc.
m
19,221
5,996 ImmunoGen, Inc.
m
42,751
4,152 Immunovant, Inc.
m
162,053
13,126 Inovio Pharmaceuticals, Inc.
g,m
167,356
3,281 Insmed, Inc.
m
123,333
7,852 Inspire Medical Systems, Inc.
m
1,582,257
8,055 Insulet Corporation
m
2,152,135
1,315 Integra LifeSciences Holdings
Corporation
m
86,843
1,227 Intuitive Surgical, Inc.
m
917,354
7,436 Invitae Corporation
m
368,231
5,287 Ionis Pharmaceuticals, Inc.
m
317,590
4,377 Iovance Biotherapeutics, Inc.
m
191,888
5,387 IQVIA Holding, Inc.
m
957,809
4,791 Jazz Pharmaceuticals, Inc.
m
745,001
25,254 Johnson & Johnson 4,119,685
6,433 Kura Oncology, Inc.
m
192,668
1,201 Laboratory Corporation of America
Holdings
m
274,921
25,804 LHC Group, Inc.
m
5,140,673
4,417 MacroGenics, Inc.
m
90,283
23,963 Medtronic plc 2,667,801
17,401 Merck & Company, Inc. 1,341,095
2,727 Mersana Therapeutics, Inc.
m
51,977
1,620 Mesa Laboratories, Inc. 448,967
756 Mettler-Toledo International, Inc.
m
883,084
479 Mirati Therapeutics, Inc.
m
98,353
4,241 Molina Healthcare, Inc.
m
905,920
3,609 Myovant Sciences, Ltd.
m
84,054
18,492 Natera, Inc.
m
1,971,987
8,032 National Healthcare Corporation 514,450
2,061 Neogen Corporation
m
166,673
14,828 Nevro Corporation
m
2,399,022
601 Novo Nordisk AS ADR 41,830
8,302 NuVasive, Inc.
m
446,149
1,637 Omnicell, Inc.
m
192,839
35,588 Optinose, Inc.
m
141,640
2,148 Orthifix Medical, Inc.
m
86,801
4,188 Owens & Minor, Inc. 121,787
1,844 PerkinElmer, Inc. 271,197
15,184 PRA Health Sciences, Inc.
m
1,871,276
2,579 Precigen, Inc.
m
21,921
9,936 Pulmonx Corporation
m
563,570
1,568 Quidel Corporation
m
393,521
4,833 Reata Pharmaceuticals, Inc.
m
500,650
7,495 Repligen Corporation
m
1,499,000
4,488 Replimune Group, Inc.
m
174,134
2,508 Revolution Medicines, Inc.
m
105,687
1,799 Sage Therapeutics, Inc.
m
145,089
3,867 Sarepta Therapeutics, Inc.
m
345,710
413 Seres Therapeutics, Inc.
m
9,809
16,700 Sesen Bio, Inc.
m
28,557
23,116 Silk Road Medical, Inc.
m
1,260,515

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Health Care (3.1%) - continued
9,241 Spectrum Pharmaceuticals, Inc.
m
$ 33,175
5,440 Stryker Corporation 1,202,294
501 Surmodics, Inc.
m
22,796
18,746 Syneos Health, Inc.
m
1,393,765
33,011 Tactile Systems Technology, Inc.
m
1,800,750
250 Teladoc Health, Inc.
g,m
65,958
7,000 Teleflex, Inc. 2,643,410
2,873 Tenet Healthcare Corporation
m
135,807
4,372 Thermo Fisher Scientific, Inc. 2,228,408
11,668 Travere Therapeutics, Inc.
m
294,617
1,252 U.S. Physical Therapy, Inc. 150,666
81 Ultragenyx Pharmaceutical, Inc.
m
11,226
902 United Therapeutics Corporation
m
147,766
5,485 UnitedHealth Group, Inc. 1,829,686
622 Universal Health Services, Inc. 77,551
6,182 Vaxart, Inc.
g,m
74,060
100,996 VBI Vaccines, Inc.
m
329,247
5,915 Veeva Systems, Inc.
m
1,635,143
279 Vertex Pharmaceuticals, Inc.
m
63,913
3,739 ViewRay, Inc.
m
16,601
1,299 Viking Therapeutics, Inc.
m
9,496
640 Waters Corporation
m
169,389
3,771 West Pharmaceutical Services,
Inc. 1,129,377
1,762 Zimmer Biomet Holdings, Inc. 270,767
14,765 Zoetis, Inc. 2,277,501
19,494 Zymeworks, Inc.
m
659,287
Total 98,384,874
Industrials (3.3%)
14,653 A.O. Smith Corporation 795,658
512 Acuity Brands, Inc. 61,563
7,098 Advanced Drainage Systems, Inc. 585,443
5,667 AECOM
m
283,917
4,622 Aegion Corporation
m
84,906
125 Alaska Air Group, Inc. 6,104
7,901 Allegion plc 845,486
54,624 Altra Industrial Motion Corporation 2,808,220
31,370 American Airlines Group, Inc.
g
538,623
17,964 AMETEK, Inc. 2,034,603
115,650 Arconic, Inc. 2,842,677
1,319 Armstrong World Industries, Inc. 103,159
36,389 ASGN, Inc.
m
3,017,012
18,575 AZZ, Inc. 883,984
1,193 Boeing Company 231,669
5,841 Carlisle Companies, Inc. 846,536
1,113 Caterpillar, Inc. 203,501
23,822 CBIZ, Inc.
m
617,228
23,852 Chart Industries, Inc.
m
2,864,864
2,220 Cintas Corporation 706,226
103 Copart, Inc.
m
11,304
3,503 CRA International, Inc. 186,395
16,577 Crane Company 1,254,547
11,714 CSW Industrials, Inc. 1,364,915
4,923 CSX Corporation 422,172
2,439 Cummins, Inc. 571,750
24,291 Curtiss-Wright Corporation 2,521,163
16,922 Delta Air Lines, Inc. 642,359
3,282 Douglas Dynamics, Inc. 133,906
1,751 Dycom Industries, Inc.
m
142,076
6,323 Eaton Corporation plc 744,217
9,509 EMCOR Group, Inc. 839,645
9,306 Emerson Electric Company 738,431
4,542 Encore Wire Corporation 262,300
Shares Common Stock (20.9%) Value
Industrials (3.3%) - continued
1,447 Expeditors International of
Washington, Inc. $ 129,535
5,158 Fluor Corporation 89,182
14,974 Forrester Research, Inc.
m
593,869
20,733 Forward Air Corporation 1,486,349
5,856 Generac Holdings, Inc.
m
1,443,036
11,075 General Dynamics Corporation 1,624,481
6,481 Gorman-Rupp Company 204,151
4,084 Heico Corporation 480,850
11,888 Helios Technologies, Inc. 648,490
8,437 Honeywell International, Inc. 1,648,337
10,938 Hubbell, Inc. 1,701,953
2,421 ICF International, Inc. 186,732
14,565 IDEX Corporation 2,711,857
602 Illinois Tool Works, Inc. 116,914
535 Insperity, Inc. 41,992
259 JB Hunt Transport Services, Inc. 34,877
6,671 JetBlue Airways Corporation
m
95,662
20,159 Johnson Controls International plc 1,004,321
2,859 Kansas City Southern 579,434
575 Kimball International, Inc. 6,952
3,407 L3Harris Technologies, Inc. 584,335
10,872 Landstar System, Inc. 1,515,557
4,048 Lennox International, Inc. 1,115,184
33,732 Lincoln Electric Holdings, Inc. 3,862,314
4,483 Linde Public Limited Company 1,100,128
750 Lockheed Martin Corporation 241,365
15,326 Manpower, Inc. 1,355,431
1,384 Masonite International
Corporation
m
137,708
27,941 Mercury Systems, Inc.
m
1,985,487
85,375 Meritor, Inc.
m
2,203,529
26,903 Middleby Corporation
m
3,651,275
6,539 MSC Industrial Direct Company,
Inc. 507,230
7,129 NAPCO Security Technologies,
Inc.
m
184,784
970 Nordson Corporation 173,620
214 Norfolk Southern Corporation 50,637
3,182 Northrop Grumman Corporation 911,993
10,714 Nutrien, Ltd. 526,807
8,906 Old Dominion Freight Line, Inc. 1,727,764
4,344 Otis Worldwide Corporation 280,840
4,320 Parker-Hannifin Corporation 1,143,115
6,665 Quad/Graphics, Inc. 31,192
11,688 Ranpak Holdings Corporation
m
202,670
27,281 Raven Industries, Inc. 880,358
7,981 Raytheon Technologies
Corporation 532,572
4,899 RBC Bearings, Inc.
m
819,750
38,622 Regal-Beloit Corporation 4,846,289
32,501 Ritchie Brothers Auctioneers, Inc. 1,914,634
2,267 Rockwell Automation, Inc. 563,417
24,669 Rush Enterprises, Inc. 1,035,851
2,135 Ryder System, Inc. 133,630
6,822 Saia, Inc.
m
1,205,788
5,760 Simpson Manufacturing Company,
Inc. 529,920
1,552 Snap-On, Inc. 279,344
17,533 Southwest Airlines Company 770,400
2,065 Spirit Airlines, Inc.
g,m
53,566
1,298 SPX FLOW, Inc.
m
68,755
18,255 Standex International Corporation 1,495,267
56,198 Summit Materials, Inc.
m
1,153,745
410 Sunrun, Inc.
m
28,401
1,850 Teledyne Technologies, Inc.
m
660,468

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Industrials (3.3%) - continued
3,100 Tetra Tech, Inc. $ 376,867
3,173 Thermon Group Holdings, Inc.
m
46,294
9,448 Timken Company 714,836
99 Toro Company 9,331
21,645 TransUnion 1,883,981
21,971 Trex Company, Inc.
m
2,016,279
21,033 TriMas Corporation
m
665,694
1,876 UniFirst Corporation 399,213
5,385 Union Pacific Corporation 1,063,376
2,220 United Airlines Holdings, Inc.
m
88,778
4,520 United Parcel Service, Inc. 700,600
19,893 United Rentals, Inc.
m
4,834,198
8,765 Valmont Industries, Inc. 1,690,944
2,848 Verisk Analytics, Inc. 522,608
2,034 Waste Connections, Inc. 200,369
4,558 Watsco, Inc. 1,087,037
739 Watts Water Technologies, Inc. 88,732
7,387 WESCO International, Inc.
m
562,225
15,535 Willdan Group, Inc.
m
694,259
4,370 XPO Logistics, Inc.
m
482,492
2,035 Xylem, Inc. 196,561
Total 103,815,327
Information Technology (4.4%)
7,546 Accenture plc 1,825,528
2,705 Adobe, Inc.
m
1,240,973
1,591 ADTRAN, Inc. 27,365
7,506 Advanced Energy Industries, Inc.
m
769,965
20,940 Agilysys, Inc.
m
770,383
5,862 Akamai Technologies, Inc.
m
650,858
15,717 Alliance Data Systems Corporation 1,063,255
20,129 Amphenol Corporation 2,513,710
1,086 Analog Devices, Inc. 160,000
42,273 Anaplan, Inc.
m
2,819,609
4,119 ANSYS, Inc.
m
1,459,650
70,566 Apple, Inc. 9,311,889
3,959 Aspen Technology, Inc.
m
530,110
5,993 Atlassian Corporation plc
m
1,385,162
11,230 Avalara, Inc.
m
1,684,500
194 Avnet, Inc. 6,850
7,842 Axcelis Technologies, Inc.
m
268,510
16,384 Bandwidth, Inc.
m
2,918,646
13,847 Benchmark Electronics, Inc. 350,744
43,121 BigCommerce Holdings, Inc.
g,m
3,447,093
97 Bill.com Holdings, Inc.
m
11,822
14,956 Blackline, Inc.
m
1,938,597
2,350 Broadcom, Ltd. 1,058,675
4,523 Broadridge Financial Solutions,
Inc. 639,145
1,320 CACI International, Inc.
m
318,410
18,256 CDK Global, Inc. 910,974
2,645 CDW Corporation 348,241
1,038 Ceridian HCM Holding, Inc.
m
96,441
38,421 Change Healthcare, Inc.
m
916,725
17,495 Ciena Corporation
m
934,058
37,600 Cisco Systems, Inc. 1,676,208
249 Clearfield, Inc.
m
7,799
8,311 Cognex Corporation 682,582
10,987 Computer Services, Inc. 681,194
1,871 Concentrix Corporation
m
200,047
7,314 Coupa Software, Inc.
m
2,266,389
3,719 Cree, Inc.
m
375,917
4,318 CTS Corporation 131,699
13,112 Descartes Systems Group, Inc.
m
800,619
9,812 DocuSign, Inc.
m
2,285,117
Shares Common Stock (20.9%) Value
Information Technology (4.4%) - continued
37,434 Dolby Laboratories, Inc. $ 3,295,315
1,977 Domo, Inc.
m
125,322
18,584 Dropbox, Inc.
m
420,556
3,391 DSP Group, Inc.
m
54,697
28,678 Elastic NV
m
4,357,909
15,249 Endava plc ADR
m
1,205,586
2,833 Enphase Energy, Inc.
m
516,598
3,270 EPAM Systems, Inc.
m
1,126,286
5,334 ePlus, Inc.
m
448,269
18,240 Euronet Worldwide, Inc.
m
2,279,270
15,661 Eventbrite, Inc.
g,m
279,549
5,702 ExlService Holdings, Inc.
m
437,229
3,098 eXp World Holdings, Inc.
m
330,216
3,925 F5 Networks, Inc.
m
769,104
3,236 Fair Isaac Corporation
m
1,456,556
4,576 First Solar, Inc.
m
453,710
11,502 Five9, Inc.
m
1,912,207
24 FleetCor Technologies, Inc.
m
5,826
14,156 FLIR Systems, Inc. 736,820
12,111 Global Payments, Inc. 2,137,834
1,709 Guidewire Software, Inc.
m
196,091
13,872 Health Catalyst, Inc.
m
689,161
4,589 II-VI, Inc.
m
385,797
2,302 InterDigital, Inc. 147,811
2,995 Intuit, Inc. 1,081,884
196 IPG Photonics Corporation
m
43,792
6,847 Jack Henry & Associates, Inc. 991,377
5,949 Juniper Networks, Inc. 145,275
1,515 Kulicke and Soffa Industries, Inc. 54,040
2,714 Lam Research Corporation 1,313,440
23,010 Lattice Semiconductor
Corporation
m
922,931
3,619 Littelfuse, Inc. 880,756
27,942 Lumentum Holdings, Inc.
m
2,620,960
3,580 Manhattan Associates, Inc.
m
405,363
359 ManTech International Corporation 32,199
7,088 MasterCard, Inc. 2,241,864
1,714 MAXIMUS, Inc. 128,653
802 MaxLinear, Inc.
m
25,175
64,319 Medallia, Inc.
g,m
2,669,238
38,232 Microsoft Corporation 8,868,295
1,144 MicroStrategy, Inc.
g,m
706,203
18,352 MKS Instruments, Inc. 2,900,901
13,562 Monolithic Power Systems, Inc. 4,818,443
2,844 Motorola Solutions, Inc. 476,512
17,496 National Instruments Corporation 724,334
239 NetApp, Inc. 15,879
6,667 Nice, Ltd. ADR
m
1,741,954
5,460 Nova Measuring Instruments, Ltd.
m
380,180
4,526 Novanta, Inc.
m
565,388
48,362 Nuance Communications, Inc.
m
2,202,405
1,374 NVIDIA Corporation 713,917
4,780 Okta, Inc.
m
1,238,068
19,171 Oracle Corporation 1,158,504
6,265 Palo Alto Networks, Inc.
m
2,197,449
58 Paylocity Holding Corporation
m
10,873
2,655 PayPal Holdings, Inc.
m
622,093
6,313 Plexus Corporation
m
485,596
1,364 Progress Software Corporation 54,806
8,815 Q2 Holdings, Inc.
m
1,128,232
5,317 QAD, Inc. 344,488
6,259 Qorvo, Inc.
m
1,069,538
6,792 QUALCOMM, Inc. 1,061,454
7,001 Rogers Corporation
m
1,092,646
4,687 Sabre Corporation 50,526

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Information Technology (4.4%) - continued
16,879 SailPoint Technologies Holdings,
Inc.
m
$ 933,577
612 Salesforce.com, Inc.
m
138,043
555 Samsung Electronics Company,
Ltd. GDR 1,019,396
6,915 ScanSource, Inc.
m
167,274
6,963 Semtech Corporation
m
494,025
1,865 ServiceNow, Inc.
m
1,012,993
739 Shift4 Payments, Inc.
m
48,042
46 Shopify Inc.
m
50,535
29,590 Sierra Wireless, Inc.
m
547,711
3,398 Silicon Laboratories, Inc.
m
445,716
37 Skyworks Solutions, Inc. 6,262
1,156 Solaredge Technology, Ltd.
m
333,309
645 Square, Inc.
m
139,294
46,257 STMicroelectronics NV ADR
g
1,847,967
1,871 SYNNEX Corporation 152,711
4,403 Synopsys, Inc.
m
1,124,746
2,211 TE Connectivity, Ltd. 266,204
16,938 Texas Instruments, Inc. 2,806,457
1,357 Tyler Technologies, Inc.
m
573,726
2,525 VeriSign, Inc.
m
490,027
1,707 ViaSat, Inc.
m
74,323
5,159 Visa, Inc. 996,977
1,776 VMware, Inc.
m
244,822
1,089 Western Union Company 24,252
21,992 Workiva, Inc.
m
2,143,560
1,391 Zendesk, Inc.
m
200,638
2,648 Zix Corporation
m
21,581
7,054 Zscaler, Inc.
m
1,408,684
Total 139,151,661
Materials (0.8%)
1,732 AdvanSix, Inc.
m
36,926
505 Air Products and Chemicals, Inc. 134,714
7,315 AptarGroup, Inc. 972,676
3,517 Avery Dennison Corporation 530,610
17,527 Axalta Coating Systems, Ltd.
m
473,054
382 Balchem Corporation 40,885
7,656 Ball Corporation 673,881
4,409 Cabot Corporation 193,599
19,479 Carpenter Technology Corporation 608,524
1,525 Celanese Corporation 186,279
17,827 CF Industries Holdings, Inc. 737,681
15,395 Chemours Company 405,504
16,852 Cleveland-Cliffs, Inc. 258,510
33,109 Coeur Mining, Inc.
m
299,636
20,723 Eastman Chemical Company 2,038,107
4,528 Ecolab, Inc. 926,021
46,867 Element Solutions, Inc. 798,145
18,780 Ferroglobe Representation &
Warranty Insurance Trust
e,m
2
1,985 FMC Corporation 214,956
4,034 Ingevity Corporation
m
264,993
18,888 Innospec, Inc. 1,658,178
92,348 Ivanhoe Mines, Ltd.
m
441,248
12,553 Kaiser Aluminum Corporation 1,088,345
3,233 LyondellBasell Industries NV 277,262
7,547 Martin Marietta Materials, Inc. 2,169,083
5,182 Materion Corporation 353,361
6,160 Minerals Technologies, Inc. 379,641
18,887 Myers Industries, Inc. 378,684
8,393 Neenah, Inc. 427,372
10,404 Nucor Corporation 506,987
4,560 O-I Glass, Inc. 57,638
Shares Common Stock (20.9%) Value
Materials (0.8%) - continued
8,388 Olin Corporation $ 200,557
2,335 Olympic Steel, Inc. 31,873
137 PPG Industries, Inc. 18,455
9,098 Quaker Chemical Corporation 2,384,859
555 Reliance Steel & Aluminum
Company 64,424
2,535 RPM International, Inc. 209,061
10,849 Ryerson Holding Corporation
m
133,877
2,167 Scotts Miracle-Gro Company 479,795
2,234 Sealed Air Corporation 94,431
8,026 Sensient Technologies Corporation 566,074
1,326 Sherwin-Williams Company 917,327
16,748 Steel Dynamics, Inc. 573,954
12,592 UFP Technologies, Inc.
m
579,358
6,175 United States Lime & Minerals, Inc. 747,175
1,680 United States Steel Corporation 29,837
12,530 W. R. Grace & Company 726,991
1,303 Worthington Industries, Inc. 68,199
Total 25,358,749
Real Estate (1.4%)
36,246 Agree Realty Corporation 2,290,747
2,085 Alexandria Real Estate Equities,
Inc. 348,424
28,440 American Campus Communities,
Inc. 1,170,590
283 American Tower Corporation 64,343
5,107 Apartment Income REIT
Corporation
m
197,998
8,075 Armada Hoffler Properties, Inc. 86,806
2,072 AvalonBay Communities, Inc. 339,124
383 Bluegreen Vacations Holding
Corporations
m
5,014
196 Bluerock Residential Growth REIT,
Inc. 2,050
20,604 Camden Property Trust 2,104,699
22,256 CareTrust REIT, Inc. 499,870
34,373 CBRE Group, Inc.
m
2,096,066
4,442 Cedar Realty Trust, Inc. 47,396
2,525 Centerspace 176,599
8,022 Colliers International Group, Inc. 708,824
3,283 Colony Credit Real Estate, Inc. 25,936
7,443 Columbia Property Trust, Inc. 101,225
5,215 Community Healthcare Trust, Inc. 233,215
4,549 Corepoint Lodging, Inc. 30,979
2,392 CoStar Group, Inc.
m
2,152,106
59,492 Cushman and Wakefield plc
m
852,520
2,398 Digital Realty Trust, Inc. 345,192
14,126 Douglas Emmett, Inc. 391,432
10,605 Duke Realty Corporation 419,534
7,516 EastGroup Properties, Inc. 1,015,712
9,012 EPR Properties 357,236
5,743 Equity Lifestyle Properties, Inc. 349,404
51,449 Essential Properties Realty Trust,
Inc. 1,071,168
878 Essex Property Trust, Inc. 210,378
6,019 Farmland Partners, Inc. 62,056
1,981 Federal Realty Investment Trust 173,456
43,370 First Industrial Realty Trust, Inc. 1,762,557
6,473 FirstService Corporation 885,830
42,305 Four Corners Property Trust, Inc. 1,115,160
10,738 Gaming and Leisure Properties,
Inc. 441,654
6,973 Getty Realty Corporation 185,273

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.9%) Value
Real Estate (1.4%) - continued
3,051 Gladstone Commercial
Corporation $ 54,033
4,758 Gladstone Land Corporation 74,891
6,068 Global Medical REIT, Inc. 76,093
17,454 Healthcare Realty Trust, Inc. 523,795
11,302 Healthcare Trust of America, Inc. 319,282
705 Highwoods Properties, Inc. 26,430
46,787 Host Hotels & Resorts, Inc. 633,964
3,731 Hudson Pacific Properties, Inc. 87,455
10,812 Independence Realty Trust, Inc. 143,583
15,159 Industrial Logistics Properties Trust 321,522
5,351 Innovative Industrial Properties,
Inc. 1,001,279
3,699 Iron Mountain, Inc. 124,545
2,803 Jones Lang LaSalle, Inc.
m
409,827
29,640 Kilroy Realty Corporation 1,678,513
1,805 Lamar Advertising Company 145,808
9,600 Lexington Realty Trust 98,400
6,060 Life Storage, Inc. 494,375
37,474 Medical Properties Trust, Inc. 791,076
1,387 National Health Investors, Inc. 89,933
21,727 National Retail Properties, Inc. 847,353
63,699 National Storage Affiliates Trust 2,327,561
46,738 New Residential Investment
Corporation 438,870
12,517 New Senior Investment Group, Inc. 66,340
10,386 NexPoint Residential Trust, Inc. 409,935
6,208 Omega Healthcare Investors, Inc. 224,854
4,012 One Liberty Properties, Inc. 80,401
1,680 Plymouth Industrial REIT, Inc. 24,595
551 PotlatchDeltic Corporation 26,316
8,822 Preferred Apartment Communities,
Inc. 63,430
4,530 Public Storage, Inc. 1,031,119
9,227 Rayonier, Inc. REIT 283,730
12,096 Realty Income Corporation 714,390
4,564 Redfin Corporation
m
325,002
42,432 Rexford Industrial Realty, Inc. 2,076,622
774 RMR Group, Inc. 28,545
26,848 Sabra Health Care REIT, Inc. 450,778
3,345 SBA Communications Corporation 898,701
87,851 Service Properties Trust 932,099
5,161 SL Green Realty Corporation 348,264
12,632 Spirit Realty Capital, Inc. 487,090
14,575 STAG Industrial, Inc. 434,335
16,552 Store Capital Corporation 513,443
62,166 Sunstone Hotel Investors, Inc. 665,176
5,397 UDR, Inc. 207,515
5,502 UMH Properties, Inc. 80,879
19,143 Uniti Group, Inc. 235,650
228 Universal Health Realty Income
Trust 13,607
1,981 WP Carey, Inc. 131,538
Total 43,783,515
Utilities (0.3%)
7,919 AES Corporation 193,144
2,278 ALLETE, Inc. 143,149
8,441 Alliant Energy Corporation 410,655
4,120 American Electric Power
Company, Inc. 333,349
1,255 American States Water Company 96,961
41 American Water Works Company,
Inc. 6,520
6,987 Artesian Resources Corporation 285,629
Shares Common Stock (20.9%) Value
Utilities (0.3%) - continued
6,410 Black Hills Corporation $ 378,959
21,071 CenterPoint Energy, Inc. 444,387
618 Chesapeake Utilities Corporation 62,684
7,150 CMS Energy Corporation 406,692
5,939 Consolidated Water Company,
Ltd. 75,247
909 Dominion Energy, Inc. 66,257
1,685 DTE Energy Company 200,043
7,543 Duke Energy Corporation 709,042
10,000 Entergy Corporation 953,300
1,217 Essential Utilities, Inc. 56,347
3,659 Evergy, Inc. 196,598
8,093 Exelon Corporation 336,345
6,730 FirstEnergy Corporation 207,015
3,219 Hawaiian Electric Industries, Inc. 106,420
3,223 IDACORP, Inc. 284,591
2,752 MDU Resources Group, Inc. 72,350
791 Middlesex Water Company 62,964
1,235 National Fuel Gas Company 49,721
3,959 New Jersey Resources
Corporation 138,605
509 NiSource, Inc. 11,274
1,142 Northwest Natural Holding
Company 53,343
5,067 NorthWestern Corporation 275,999
4,257 NRG Energy, Inc. 176,282
19,486 OGE Energy Corporation 594,713
3,414 Otter Tail Corporation 135,502
1,173 Pinnacle West Capital Corporation 88,268
10,488 Portland General Electric
Company 443,538
2,056 Southwest Gas Holdings, Inc. 123,278
8,704 Spire, Inc. 532,598
10,279 UGI Corporation 369,941
2,544 Unitil Corporation 103,719
4,063 WEC Energy Group, Inc. 361,201
Total 9,546,630
Total Common Stock
(cost $483,830,513) 657,788,264
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
22,529,743 Thrivent Cash Management Trust 22,529,743
Total Collateral Held for
Securities Loaned
(cost $22,529,743) 22,529,743

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 12.0% ) Value
Federal Home Loan Bank Discount
Notes
3,400,000 0.070%, 2/9/2021
n,o
$ 3,399,970
200,000 0.070%, 2/18/2021
n,o
199,996
600,000 0.070%, 2/23/2021
n,o
599,985
2,500,000 0.077%, 3/10/2021
n,o
2,499,872
4,600,000 0.080%, 3/17/2021
n,o
4,599,719
2,600,000 0.057%, 3/23/2021
n,o
2,599,819
200,000 0.090%, 3/26/2021
n,o
199,985
6,100,000 0.052%, 3/30/2021
n,o
6,099,517
3,700,000 0.085%, 4/7/2021
n,o
3,699,532
5,900,000 0.084%, 4/8/2021
n,o
5,899,243
800,000 0.080%, 4/14/2021
n,o
799,888
700,000 0.080%, 4/21/2021
n,o
699,893
3,600,000 0.040%, 5/4/2021
n,o
3,599,356
Thrivent Core Short-Term Reserve
Fund
34,372,571 0.200% 343,725,709
Total Short-Term Investments
(cost $378,505,431) 378,622,484
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
158 $136.50, expires 2/19/2021 37,031
Put on 30-Yr. U.S. Treasury Bond
Futures
153 $168.00, expires 2/19/2021 155,391
Total Options Purchased
(cost $189,673) 192,422
Total Investments (cost
$2,783,044,918) 107.9% $3,394,449,495
Other Assets and Liabilities, Net
(7.9%) (247,205,857)
Total Net Assets 100.0% $3,147,243,638
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 29, 2021.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $134,306,010 or
4.3% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 29, 2021.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,819,421
Common Stock 19,938,692
Total lending $21,758,113
Gross amount payable upon return of
collateral for securities loaned $22,529,743
Net amounts due to counterparty
$771,630
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,984,358 – 2,984,358 –
Capital Goods 4,708,181 – 4,365,631 342,550
Communications Services 12,259,839 – 12,259,839 –
Consumer Cyclical 7,607,018 – 7,607,018 –
Consumer Non-Cyclical 8,816,569 – 8,745,169 71,400
Energy 1,961,920 – 1,961,920 –
Financials 4,796,505 – 4,796,505 –
Technology 3,823,072 – 3,823,072 –
Transportation 1,542,997 – 1,542,997 –
Utilities 2,545,376 – 1,650,382 894,994
Registered Investment Companies
Unaffiliated 33,978,296 33,978,296 – –
Affiliated 1,125,257,603 1,125,257,603 – –
Long-Term Fixed Income
Asset-Backed Securities 40,291,706 – 40,291,706 –
Basic Materials 10,386,301 – 10,386,301 –
Capital Goods 16,072,474 – 16,072,474 –
Collateralized Mortgage Obligations 39,595,831 – 39,595,831 –
Commercial Mortgage-Backed Securities 5,821,721 – 5,821,721 –
Communications Services 32,871,792 – 32,871,792 –
Consumer Cyclical 29,553,595 – 29,553,595 –
Consumer Non-Cyclical 41,424,073 – 41,424,073 –
Energy 26,518,883 – 26,518,883 –
Financials 69,836,356 – 69,836,356 –
Mortgage-Backed Securities 260,833,244 – 260,833,244 –
Technology 21,899,835 – 21,899,835 –
Transportation 5,261,123 – 5,261,123 –
U.S. Government & Agencies 280,126,308 – 280,126,308 –
Utilities 21,146,132 – 21,146,132 –
Common Stock
Communications Services 24,753,997 24,745,912 8,085 –
Consumer Discretionary 82,030,932 82,030,932 – –
Consumer Staples 20,325,442 20,325,442 – –
Energy 15,153,498 15,153,498 – –
Financials 95,483,639 94,108,162 1,374,830 647
Health Care 98,384,874 98,384,874 – –
Industrials 103,815,327 103,815,327 – –
Information Technology 139,151,661 138,132,265 1,019,396 –
Materials 25,358,749 24,917,499 441,248 2
Real Estate 43,783,515 43,783,515 – –
Utilities 9,546,630 9,546,630 – –
Short-Term Investments 34,896,775 – 34,896,775 –
Options Purchased 192,422 192,422 – –
Subtotal Investments in Securities $2,804,798,569 $1,814,372,377 $989,116,599 $1,309,593
Other Investments  * Total
Affiliated Short-Term Investments 343,725,709
Affiliated Registered Investment Companies 223,395,474
Collateral Held for Securities Loaned 22,529,743
Subtotal Other Investments $589,650,926
Total Investments at Value $3,394,449,495
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,634,107 9,634,107 – –
Total Asset Derivatives $9,634,107 $9,634,107 $– $–
Liability Derivatives
Futures Contracts 24,878,157 24,878,157 – –
Call Options Written 54,141 – – 54,141
Total Liability Derivatives $24,932,298 $24,878,157 $– $54,141
The following table presents Moderate Allocation Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$34,777,787 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 189 March 2021 $ 41,719,378 $ 45,192
CBOT 5-Yr. U.S. Treasury Note 189 March 2021 23,805,028 (14,653)
CBOT U.S. Long Bond 209 March 2021 36,462,679 (1,200,461)
CME E-mini Russell 2000 Index 19 March 2021 1,934,690 30,101
CME E-mini S&P 500 Index 1,559 March 2021 285,148,853 3,671,487
CME E-mini S&P Mid-Cap 400 Index 6 March 2021 1,378,404 23,016
ICE mini MSCI EAFE Index 513 March 2021 54,240,950 21,625
ICE US mini MSCI Emerging Markets Index 1,352 March 2021 84,748,167 4,896,193
Total Futures Long Contracts $ 529,438,149 $ 7,472,500
CBOT 10-Yr. U.S. Treasury Note (115) March 2021 ( $ 15,846,271) $ 87,677
CME E-mini Russell 2000 Index (1,909) March 2021 (182,175,794) (15,233,896)
CME E-mini S&P Mid-Cap 400 Index (856) March 2021 (191,506,773) (8,429,147)
CME Ultra Long Term U.S. Treasury Bond (87) March 2021 (18,628,439) 817,908
Ultra 10-Yr. U.S. Treasury Note (13) March 2021 (2,040,674) 40,908
Total Futures Short Contracts ( $ 410,197,951) ($22,716,550)
Total Futures Contracts $ 119,240,198 ($15,244,050)

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Fund's options contracts held as of January 29, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 158.00 $ 136.50 February 2021 21,650,937 $ 37,031 ( $ 37,430)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 153.00 168.00 February 2021 25,813,969 155,391 40,179
Total Options Purchased Contracts $192,422 $2,749
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (5.63) $ 103.25 February 2021 (5,808,692) ( $ 8,273) $ 18,534
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (11.25) 103.09 March 2021 (11,597,168) (39,118) 10,980
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (5.63) 103.23 February 2021 (5,808,691) (6,750) 8,411
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($54,141) $37,925
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $70,119 $1,715 $– $74,536 7,315 2.4%
Core Emerging Markets Equity 17,499 1,864 – 22,705 1,860 0.7
Core International Equity 34,901 457 31,000 10,192 1,053 0.3
Core Low Volatility Equity 107,389 2,418 – 115,963 9,443 3.7
Global Stock, Class S 54,826 2,074 – 64,151 2,347 2.1
High Yield, Class S 39,482 479 – 41,633 8,896 1.3
Income, Class S 133,515 4,538 – 137,758 13,831 4.4
International Allocation, Class S 121,167 2,255 – 141,849 13,395 4.5
Large Cap Growth, Class S 235,799 17,143 – 267,835 15,482 8.5
Large Cap Value, Class S 183,806 13,862 – 220,646 9,523 7.0
Limited Maturity Bond, Class S 68,880 281 – 69,651 5,463 2.2
Mid Cap Stock, Class S 119,195 4,571 – 143,317 4,392 4.6
Small Cap Stock, Class S 29,595 598 – 38,417 1,306 1.2
Total Affiliated Registered Investment
Companies 1,216,173 1,348,653 42.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 280,128 168,967 105,369 343,726 34,373 10.9
Total Affiliated Short-Term Investments 280,128 343,726 10.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,699 99,060 93,229 22,530 22,530 0.7
Total Collateral Held for Securities Loaned 16,699 22,530 0.7
Total Value $1,513,000 $1,714,909
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $2,702 $– $803
Core Emerging Markets Equity – 3,342 – 163
Core International Equity 649 5,185 – 457
Core Low Volatility Equity Fund – 6,156 317 2,101
Global Stock, Class S – 7,251 1,442 631
High Yield, Class S – 1,672 – 478
Income, Class S – (295) 3,582 956
International Allocation, Class S – 18,427 – 2,255
Large Cap Growth, Class S – 14,893 17,144 –
Large Cap Value, Class S – 22,978 10,512 3,351
Limited Maturity Bond, Class S – 490 – 281
Mid Cap Stock, Class S – 19,551 4,191 380
Small Cap Stock, Class S – 8,224 363 235
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (25) 25 – 180
Total Income/Non Income Cash from Affiliated Investments $12,271
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 18
Total Affiliated Income from Securities Loaned, Net $18
Total $624 $110,601 $37,552

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.9% )
a
Value
Basic Materials (0.1%)
Avantor Funding, Inc., Term Loan
$ 185,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 185,540
Chemours Company, Term Loan
172,588
1.880%,  (LIBOR 1M +
1.750%), 4/3/2025
b
171,121
Hexion, Inc., Term Loan
148,866
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
148,990
INEOS US Petrochem, LLC, Term
Loan
240,000
0.000%,  (LIBOR 1M +
2.750%), 1/21/2026
b,c,d
240,701
Innophos Holdings, Inc., Term
Loan
148,875
3.621%,  (LIBOR 1M +
3.500%), 2/7/2027
b
148,751
Momentive Performance Materials
USA, LLC, Term Loan
147,750
3.380%,  (LIBOR 1M +
3.250%), 5/15/2024
b
146,273
Nouryon USA, LLC, Term Loan
366,986
3.129%,  (LIBOR 1M +
3.000%), 10/1/2025
b
365,151
Pixelle Specialty Solutions, LLC,
Term Loan
255,940
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
256,004
PQ Corporation, Term Loan
127,501
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
127,565
Total 1,790,096
Capital Goods (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
94,763
2.621%,  (LIBOR 1M +
2.500%), 9/4/2027
b
94,960
Flex Acquisition Company, Inc.
Term Loan
313,792
3.238%,  (LIBOR 3M +
3.000%), 6/29/2025
b
311,558
Gemini HDPE, LLC, Term Loan
220,000
3.500%,  (LIBOR 3M +
3.000%), 12/28/2027
b,c,d
218,443
GFL Environmental, Inc., Term
Loan
220,000
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
220,733
Graham Packaging Company,
Inc., Term Loan
142,051
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
142,386
Mauser Packaging Solutions
Holding Company, Term Loan
222,123
3.381%,  (LIBOR 1M +
3.250%), 4/3/2024
b
217,727
MI Windows and Doors, Inc., Term
Loan
200,000
4.500%,  (LIBOR 1M +
3.750%), 12/15/2027
b,e
201,500
Navistar, Inc., Term Loan
111,550
3.630%,  (LIBOR 1M +
3.500%), 11/6/2024
b
111,299
Principal
Amount Bank Loans (0.9%)
a
Value
Capital Goods (0.1%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 49,152
2.871%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 49,121
200,000
3.371%,  (LIBOR 1M +
3.250%), 2/16/2026
b
200,100
TransDigm, Inc., Term Loan
514,800
2.371%,  (LIBOR 1M +
2.250%), 12/9/2025
b
505,523
Vertiv Group Corporation, Term
Loan
491,287
3.144%,  (LIBOR 1M +
3.000%), 3/2/2027
b
491,582
Total 2,764,932
Communications Services (0.2%)
Altice France SA, Term Loan
168,438
2.871%,  (LIBOR 1M +
2.750%), 7/31/2025
b
166,192
Cablevision Lightpath, LLC, Term
Loan
219,450
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
219,999
CCI Buyer, Inc., Term Loan
60,000
4.750%,  (LIBOR 2M +
4.000%), 12/12/2027
b
60,360
CommScope, Inc., Term Loan
277,694
3.371%,  (LIBOR 1M +
3.250%), 4/4/2026
b
276,783
Coral-US Co-Borrower, LLC, Term
Loan
610,000
2.371%,  (LIBOR 1M +
2.250%), 1/31/2028
b
606,572
CSC Holdings, LLC, Term Loan
72,187
2.377%,  (LIBOR 1M +
2.250%), 7/17/2025
b
71,601
Diamond Sports Group, LLC, Term
Loan
435,666
3.380%,  (LIBOR 1M +
3.250%), 8/24/2026
b
369,955
E.W. Scripps Company, Term Loan
205,000
3.750%,  (LIBOR 1M +
3.000%), 12/15/2027
b,c,d
204,846
Eagle Broadband Investments,
LLC, Term Loan
370,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
371,465
Entercom Media Corporation, Term
Loan
220,701
2.623%,  (LIBOR 1M +
2.500%), 11/17/2024
b
217,207
GCI, LLC, Term Loan
349,125
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
348,689
Gray Television, Inc., Term Loan
135,000
2.394%,  (LIBOR 1M +
2.250%), 2/7/2024
b
134,241
HCP Acquisition, LLC, Term Loan
349,777
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
350,277
iHeartCommunications, Inc., Term
Loan
168,722
3.121%,  (LIBOR 1M +
3.000%), 5/1/2026
b
166,486

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Communications Services (0.2%) - continued
Lumen Technologies, Inc., Term
Loan
$ 518,606
2.371%,  (LIBOR 1M +
2.250%), 3/15/2027
b
$ 516,402
Meredith Corporation, Term Loan
194,511
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
197,551
NEP Group, Inc., Term Loan
200,900
3.371%,  (LIBOR 1M +
3.250%), 10/20/2025
b
191,301
30,000
7.121%,  (LIBOR 1M +
7.000%), 10/19/2026
b
26,790
Nexstar Broadcasting, Inc., Term
Loan
327,810
2.894%,  (LIBOR 1M +
2.750%), 9/19/2026
b
327,764
Nielsen Finance, LLC, Term Loan
119,100
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
119,771
Radiate Holdco, LLC, Term Loan
525,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
524,564
SBA Senior Finance II, LLC, Term
Loan
222,189
1.880%,  (LIBOR 1M +
1.750%), 4/11/2025
b
221,130
Terrier Media Buyer, Inc., Term
Loan
295,000
0.000%,  (LIBOR 1M +
3.500%), 12/17/2026
b,c,d
294,558
188,100
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
187,959
84,575
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
84,575
TNS, Inc., Term Loan
329,773
4.130%,  (LIBOR 1M +
4.000%), 8/14/2022
b
329,981
Virgin Media Bristol, LLC, Term
Loan
355,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,c,d
355,050
WideOpenWest Finance, LLC,
Term Loan
272,407
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
271,557
Xplornet Communications, Inc.,
Term Loan
228,950
4.871%,  (LIBOR 1M +
4.750%), 6/10/2027
b
230,749
Ziggo Financing Partnership, Term
Loan
325,000
2.627%,  (LIBOR 1M +
2.500%), 4/30/2028
b
322,832
Total 7,767,207
Consumer Cyclical (0.1%)
1011778 B.C., LLC, Term Loan
363,166
1.871%,  (LIBOR 1M +
1.750%), 11/19/2026
b
360,366
Boyd Gaming Corporation, Term
Loan
30,021
2.342%,  (LIBOR 1W +
2.250%), 9/15/2023
b
29,911
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Cyclical (0.1%) - continued
Caesars Resort Collection, LLC,
Term Loan
$ 294,262
4.621%,  (LIBOR 1M +
4.500%), 7/20/2025
b
$ 293,895
Carnival Corporation, Term Loan
149,624
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
153,833
Cengage Learning, Inc., Term
Loan
140,997
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
135,340
CP Atlas Buyer, Inc., Term Loan
115,000
0.000%,  (LIBOR 1M +
3.750%), 12/27/2027
b,c,d
115,000
Four Seasons Hotels, Ltd., Term
Loan
198,788
2.121%,  (LIBOR 1M +
2.000%), 11/30/2023
b
197,943
Golden Entertainment, Inc., Term
Loan
441,175
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
436,949
Golden Nugget, LLC, Term Loan
216,019
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
211,362
Harbor Freight Tools USA, Inc.,
Term Loan
284,288
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
284,430
LCPR Loan Financing, LLC, Term
Loan
485,000
5.127%,  (LIBOR 1M +
5.000%), 10/15/2026
b
488,788
Michaels Stores, Inc., Term Loan
213,925
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
213,390
Penn National Gaming, Inc., Term
Loan
144,889
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
144,165
PetSmart, Inc., Term Loan
100,000
0.000%,  (LIBOR 1M +
3.750%), 1/29/2028
b,c,d
99,875
Scientific Games International,
Inc., Term Loan
778,220
2.871%,  (LIBOR 1M +
2.750%), 8/14/2024
b
764,119
Staples, Inc., Term Loan
86,461
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
85,121
130,405
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
127,471
Stars Group Holdings BV, Term
Loan
84,321
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
84,507
Tenneco, Inc., Term Loan
219,440
3.121%,  (LIBOR 1M +
3.000%), 10/1/2025
b
216,642
Truck Hero, Inc., Term Loan
55,000
0.000%,  (LIBOR 1M +
3.750%), 1/20/2028
b,c,d
55,027

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Cyclical (0.1%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 136,850
1.871%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 135,900
Total 4,634,034
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
179,544
4.394%,  (LIBOR 1M +
4.250%), 5/6/2024
b
179,544
Bausch Health Americas, Inc.,
Term Loan
431,193
3.121%,  (LIBOR 1M +
3.000%), 6/1/2025
b
431,262
Bellring Brands, LLC, Term Loan
82,833
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
83,495
Change Healthcare Holdings, LLC,
Term Loan
167,475
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
167,475
Chobani, LLC, Term Loan
114,712
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
115,072
CNT Holdings I Corporation, Term
Loan
150,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
150,643
50,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
51,000
Dole Food Company, Inc., Term
Loan
289,822
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
289,616
Endo International plc, Term Loan
243,377
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
241,247
Froneri U.S., Inc., Term Loan
104,475
2.371%,  (LIBOR 1M +
2.250%), 1/31/2027
b
103,881
Global Medical Response, Inc.,
Term Loan
97,000
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
96,733
650,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
650,162
Grifols Worldwide Operations USA,
Inc., Term Loan
209,471
2.092%,  (LIBOR 1W +
2.000%), 11/15/2027
b
208,947
IQVIA, Inc., Term Loan
79,385
1.871%,  (LIBOR 1M +
1.750%), 1/1/2025
b
79,266
JBS USA LUX SA, Term Loan
380,558
2.121%,  (LIBOR 1M +
2.000%), 5/1/2026
b
379,767
MPH Acquisition Holdings, LLC,
Term Loan
535,579
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
534,610
Ortho-Clinical Diagnostics SA,
Term Loan
581,443
3.394%,  (PRIME + 2.250%),
6/30/2025
b
579,699
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
PPD, Inc., Term Loan
$ 180,000
2.750%,  (LIBOR 1M +
2.250%), 1/6/2028
b
$ 180,675
Precision Medicine Group, LLC,
Term Loan
35,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d
35,110
245,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b
245,767
Sotera Health Holdings, LLC, Term
Loan
143,000
0.000%,  (LIBOR 1M +
2.750%), 12/13/2026
b,c,d
142,582
US Foods, Inc., Term Loan
119,065
1.871%,  (LIBOR 1M +
1.750%), 6/27/2023
b
117,847
Total 5,064,400
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
235,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
234,868
233,661
2.897%,  (PRIME + 1.750%),
11/1/2026
b
233,530
Calpine Corporation, Term Loan
285,000
2.630%,  (LIBOR 1M +
2.500%), 12/16/2027
b
285,120
Energizer Holdings, Inc., Term
Loan
135,000
2.750%,  (LIBOR 1M +
2.250%), 12/16/2027
b
134,916
Lealand Finance Company BV,
Term Loan
55,877
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
36,134
Lummus Technology Holdings V,
LLC, Term Loan
249,375
4.121%,  (LIBOR 1M +
4.000%), 6/30/2027
b
249,844
Total 1,174,412
Financials (0.1%)
Asurion, LLC, Term Loan
305,000
3.371%,  (LIBOR 1M +
3.250%), 12/18/2026
b,c,d
303,222
110,000
0.000%,  (LIBOR 1M +
3.250%), 8/3/2027
b,c,d
109,313
195,000
0.000%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c,d
196,462
BPR Nimbus, LLC, Term Loan
186,858
2.621%,  (LIBOR 1M +
2.500%), 8/24/2025
b
180,940
Delos Finance SARL, Term Loan
150,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
149,667
INEOS US Finance, LLC, Term
Loan
119,079
2.121%,  (LIBOR 1M +
2.000%), 3/31/2024
b
118,308
Level 3 Financing, Inc., Term Loan
325,000
1.871%,  (LIBOR 1M +
1.750%), 3/1/2027
b
322,767

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Financials (0.1%) - continued
MoneyGram International, Inc.,
Term Loan
$ 171,793
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
$ 171,291
Newco Financing Partnership,
Term Loan
242,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
242,439
Northriver Midstream Finance, LP,
Term Loan
261,654
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
260,673
TricorBraun Holdings, Inc.,
Delayed Draw
51,415
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
51,287
TricorBraun Holdings, Inc., Term
Loan
228,585
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
228,013
Tronox Finance, LLC, Term Loan
125,986
3.183%,  (LIBOR 3M +
3.000%), 9/22/2024
b
125,874
UPC Financing Partnership, Term
Loan
242,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
242,439
Total 2,702,695
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
251,035
3.711%,  (LIBOR 2M +
3.500%), 8/21/2026
b
244,524
Prime Security Services Borrower,
LLC, Term Loan
665,000
0.000%,  (LIBOR 1M +
2.750%), 9/23/2026
b,c,d
664,408
Rackspace Technology Global,
Inc., Term Loan
640,976
4.000%,  (LIBOR 1M +
3.000%), 11/3/2023
b
640,617
SS&C Technologies, Inc., Term
Loan
231,534
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
230,059
178,963
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
177,822
Zayo Group Holdings, Inc., Term
Loan
418,671
3.121%,  (LIBOR 1M +
3.000%), 3/9/2027
b
415,828
Total 2,373,258
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
99,500
5.750%,  (LIBOR 1M +
4.750%), 4/29/2023
b
101,042
Genesee & Wyoming, Inc., Term
Loan
292,787
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
292,421
Principal
Amount Bank Loans (0.9%)
a
Value
Transportation (<0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 175,755
SkyMiles IP, Ltd., Term Loan
195,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
203,970
United Airlines, Inc., Term Loan
217,738
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
213,248
Total 986,436
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
51,189
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
51,125
Core and Main, LP, Term Loan
306,558
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
305,638
Exgen Renewables IV, LLC, Term
Loan
295,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
296,623
Pacific Gas and Electric Company,
Term Loan
368,150
6.750%,  (PRIME + 3.500%),
6/23/2025
b
371,095
PG&E Corporation, Term Loan
395,000
0.000%,  (LIBOR 1M +
3.000%), 6/23/2025
b,c,d,e
399,444
Total 1,423,925
Total Bank Loans
(cost $30,508,880) 30,681,395
Shares
Registered Investment
Companies ( 51.5% ) Value
Unaffiliated  (1.0%)
11,774 Health Care Select Sector SPDR
Fund 1,354,363
334,400 Invesco Senior Loan ETF 7,430,368
18,400 iShares iBoxx $ Investment Grade
Corporate Bond ETF 2,495,040
3,824 iShares Russell 2000 Index Fund
g
786,061
7,503 ProShares Ultra S&P 500
g
669,643
49,450 SPDR S&P 500 ETF Trust 18,299,962
6,405 SPDR S&P Biotech ETF
g
979,196
8,025 SPDR S&P Oil & Gas Exploration
ETF
g
516,168
24,023 SPDR S&P Regional Banking ETF 1,306,131
Total 33,836,932
Affiliated  (50.5%)
4,479,590 Thrivent Core Emerging Markets
Debt Fund 45,647,023
2,853,163 Thrivent Core Emerging Markets
Equity Fund 34,837,116
7,024,586 Thrivent Core International Equity
Fund 67,997,992
13,605,380 Thrivent Core Low Volatility Equity
Fund 167,074,067
6,001,344 Thrivent Global Stock Fund, Class
S 164,016,732

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (51.5%) Value
Affiliated  (50.5%)- continued
5,084,829 Thrivent High Yield Fund, Class S $ 23,797,001
7,652,065 Thrivent Income Fund, Class S 76,214,563
24,984,253 Thrivent International Allocation
Fund, Class S 264,583,237
19,667,762 Thrivent Large Cap Growth Fund,
Class S 340,252,279
11,185,619 Thrivent Large Cap Value Fund,
Class S 259,170,788
3,043,495 Thrivent Limited Maturity Bond
Fund, Class S 38,804,563
6,741,127 Thrivent Mid Cap Stock Fund,
Class S 219,962,983
2,011,393 Thrivent Small Cap Stock Fund,
Class S 59,175,180
Total 1,761,533,524
Total Registered Investment
Companies (cost $1,313,344,382) 1,795,370,456
Shares Common Stock ( 27.1% ) Value
Communications Services (0.8%)
1,975 Activision Blizzard, Inc. 179,725
1,725 Alphabet, Inc., Class A
h
3,152,196
880 Alphabet, Inc., Class C
h
1,615,451
15,602 ANGI Homeservices, Inc.
h
218,116
14,452 AT&T, Inc. 413,761
1,464 Charter Communications, Inc.
h
889,468
12,516 Cinemark Holdings, Inc. 253,324
213 Cogent Communications Holdings 12,130
9,124 Comcast Corporation 452,277
4,018 Consolidated Communications
Holdings, Inc.
h
24,530
3,720 Discovery, Inc., Class A
g,h
154,082
27,496 DISH Network Corporation
h
797,934
5,260 EchoStar Corporation
h
110,144
7,141 Facebook, Inc.
h
1,844,734
2,640 Hemisphere Media Group, Inc.
h
27,562
17,828 Interpublic Group of Companies,
Inc. 429,120
34,520 Live Nation Entertainment, Inc.
h
2,293,854
18,856 Match Group, Inc.
h
2,637,200
4,613 Meredith Corporation 101,163
6,153 News Corporation 116,169
3,100 Omnicom Group, Inc. 193,378
59,124 ORBCOMM, Inc.
h
442,839
126,195 QuinStreet, Inc.
h
2,671,548
9,514 RingCentral, Inc.
h
3,547,961
3,822 Scholastic Corporation 98,493
7,766 Take-Two Interactive Software,
Inc.
h
1,556,695
5,170 Twitter, Inc.
h
261,240
5,613 Uber Technologies, Inc.
h
285,870
6,917 Verizon Communications, Inc. 378,706
9,934 Walt Disney Company
h
1,670,601
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
4,958
10,520 Zillow Group, Inc.
h
1,459,334
Total 28,294,563
Consumer Discretionary (3.4%)
2,419 Aaron's Company, Inc.
h
40,978
8,049 Adient plc
h
259,902
2,194 Amazon.com, Inc.
h
7,034,403
8,979 American Eagle Outfitters, Inc.
g
203,734
Shares Common Stock (27.1%) Value
Consumer Discretionary (3.4%) - continued
299 American Public Education, Inc.
h
$ 8,605
30,775 Aptiv plc 4,111,540
5,619 At Home Group, Inc.
h
136,935
3,804 AutoNation, Inc.
h
271,149
319 AutoZone, Inc.
h
356,760
888 Bally's Corporation 46,602
469 Beazer Homes USA, Inc.
h
7,795
4,577 Bed Bath & Beyond, Inc.
g
161,705
6,138 BJ's Restaurants, Inc.
h
286,890
462 Booking Holdings, Inc.
h
898,280
24,252 Bright Horizons Family Solutions,
Inc.
h
3,685,576
2,764 Brinker International, Inc. 162,744
1,677 Brunswick Corporation 144,993
9,829 Burlington Stores, Inc.
h
2,446,438
6,127 Caesars Entertainment, Inc.
h
431,280
1,495 Camping World Holdings, Inc. 51,069
8,035 Carnival Corporation 150,013
289 Carvana Company
h
75,484
174 Cavco Industries, Inc.
h
32,827
42,276 Cedar Fair, LP 1,695,268
3,211 Century Casinos, Inc.
h
22,316
2,352 Century Communities, Inc.
h
110,403
13,498 Chegg, Inc.
h
1,285,819
22,065 Chewy, Inc.
g,h
2,246,658
74,666 Chico's FAS, Inc. 165,012
1,439 Children's Place, Inc.
g,h
105,723
1,867 Chipotle Mexican Grill, Inc.
h
2,763,160
13,117 Choice Hotels International, Inc. 1,320,095
851 Churchill Downs, Inc. 159,520
118,076 Cooper-Standard Holdings, Inc.
h
3,602,499
3,799 Cracker Barrel Old Country Store,
Inc. 514,043
23,051 Crocs, Inc.
h
1,614,031
12,664 Culp, Inc. 195,406
1,532 D.R. Horton, Inc. 117,658
6,188 Dana, Inc. 119,800
4,453 Darden Restaurants, Inc. 520,511
1,833 Deckers Outdoor Corporation
h
535,199
5,008 Denny's Corporation
h
78,776
11,785 Designer Brands, Inc. 144,366
7,909 Dick's Sporting Goods, Inc. 529,982
2,884 Dine Brands Global, Inc. 198,304
8,112 Domino's Pizza, Inc. 3,007,605
3,692 Dorman Products, Inc.
h
335,344
162,210 Duluth Holdings, Inc.
g,h
2,022,759
16,010 Emerald Holding, Inc. 65,001
3,992 Ethan Allen Interiors, Inc. 94,411
7,946 Etsy, Inc.
h
1,581,969
7,419 Expedia Group, Inc. 920,698
6,218 Extended Stay America, Inc. 91,280
20,232 Five Below, Inc.
h
3,555,369
5,313 Foot Locker, Inc. 232,816
804 Fox Factory Holding Corporation
h
96,191
31,015 Gap, Inc.
h
628,054
1,132 Garmin, Ltd. 130,022
5,570 Gentex Corporation 184,088
5,045 Genuine Parts Company 473,625
25,407 Goodyear Tire & Rubber Company 268,044
3,152 Grand Canyon Education, Inc.
h
267,731
2,378 Groupon, Inc.
h
81,256
8,428 H&R Block, Inc. 145,214
25,315 Hanesbrands, Inc. 387,066
34,523 Harley-Davidson, Inc. 1,384,027
2,172 Helen of Troy, Ltd.
h
530,511

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Consumer Discretionary (3.4%) - continued
8,845 Home Depot, Inc. $ 2,395,403
1,381 Hovnanian Enterprises, Inc.
h
70,652
4,181 Jack in the Box, Inc. 393,599
8,438 KB Home 351,358
11,901 Knoll, Inc. 178,039
20,842 Kohl's Corporation 918,299
16,336 L Brands, Inc. 665,855
10,587 Lear Corporation 1,596,096
38,248 Leggett & Platt, Inc. 1,568,168
3,345 Libbey, Inc.
h
9,199
11,688 Lithia Motors, Inc. 3,724,732
5,533 Lowe's Companies, Inc. 923,181
5,890 Lululemon Athletica, Inc.
h
1,935,925
2,610 M.D.C. Holdings, Inc. 135,772
2,487 Madison Square Garden Sports
Corporation
h
402,620
4,106 Marcus Corporation 72,266
954 Marriott International, Inc. 110,960
1,269 Marriott Vacations Worldwide
Corporation 155,782
16,898 Mattel, Inc.
h
306,192
5,278 McDonald's Corporation 1,096,980
3,825 Meritage Homes Corporation
h
306,994
7,695 Michaels Companies, Inc.
h
119,272
38,919 Miller Industries, Inc. 1,552,090
1,038 Mohawk Industries, Inc.
h
149,057
9,261 NIKE, Inc. 1,237,177
11,913 Nordstrom, Inc.
g
422,316
13,166 Norwegian Cruise Line Holdings,
Ltd.
g,h
298,210
1,445 NVR, Inc.
h
6,425,164
17,793 Ollie's Bargain Outlet Holdings,
Inc.
h
1,685,531
3,310 Overstock.com, Inc.
g,h
256,856
28,683 Park Hotels & Resorts, Inc. 478,432
10,394 Penn National Gaming, Inc.
h
1,078,066
66,262 Planet Fitness, Inc.
h
4,770,864
84,735 Playa Hotels and Resorts NV
h
450,790
2,400 Pool Corporation 850,032
12,409 PulteGroup, Inc. 539,791
3,190 Purple Innovation, Inc.
h
108,588
829 PVH Corporation 70,681
50,618 Red Rock Resorts, Inc. 1,188,511
3,524 RH
h
1,675,169
715 Royal Caribbean Cruises, Ltd. 46,475
14,749 Ruth's Hospitality Group, Inc. 268,284
2,216 Scientific Games Corporation
h
86,912
8,486 Six Flags Entertainment
Corporation 290,221
48,500 Skyline Corporation
h
1,631,055
14,421 Sleep Number Corporation
h
1,553,719
2,020 Sony Corporation ADR 193,334
10,494 Standard Motor Products, Inc. 411,680
54,684 Stoneridge, Inc.
h
1,501,076
475 Strategic Education, Inc. 41,976
34,954 Taylor Morrison Home Corporation
h
908,105
10,665 Tenneco, Inc.
h
107,716
2,378 Tesla, Inc.
h
1,887,014
43,671 Texas Roadhouse, Inc. 3,328,167
9,944 Thor Industries, Inc. 1,203,323
19,895 Toll Brothers, Inc. 1,016,634
1,059 TopBuild Corporation
h
211,747
8,647 Tri Pointe Homes, Inc.
h
174,669
4,876 Tupperware Brands Corporation
h
146,670
8,011 Ulta Beauty, Inc.
h
2,241,157
Shares Common Stock (27.1%) Value
Consumer Discretionary (3.4%) - continued
2,450 Vail Resorts, Inc. $ 651,602
302 Wayfair, Inc.
h
82,241
896 Whirlpool Corporation 165,841
1,071 Williams-Sonoma, Inc. 138,073
19,772 Wingstop, Inc. 2,966,789
55 Winmark Corporation 9,385
2,388 Wyndham Destinations, Inc. 105,645
1,841 YETI Holdings, Inc.
h
121,175
3,794 Yum! Brands, Inc. 385,053
39,246 Zumiez, Inc.
h
1,690,718
Total 119,774,457
Consumer Staples (0.8%)
471 Beyond Meat, Inc.
g,h
83,876
1,500 BJ's Wholesale Club Holdings,
Inc.
h
63,105
447 Boston Beer Company, Inc.
h
409,850
15,271 Casey's General Stores, Inc. 2,863,007
113 Church & Dwight Company, Inc. 9,541
9,381 Colgate-Palmolive Company 731,718
4,428 Costco Wholesale Corporation 1,560,560
37,591 Coty, Inc. 239,455
14,315 Darling Ingredients, Inc.
h
887,673
112,333 e.l.f. Beauty, Inc.
h
2,444,366
2,506 Edgewell Personal Care Company 83,700
3,608 Flowers Foods, Inc. 82,840
49,557 Hain Celestial Group, Inc.
h
2,060,828
199 Herbalife Nutrition, Ltd.
h
10,141
2,189 Ingredion, Inc. 165,204
10,977 John B. Sanfilippo & Son, Inc. 882,880
650 Kimberly-Clark Corporation 85,865
35,603 Lamb Weston Holdings, Inc. 2,659,544
462 Lancaster Colony Corporation 80,656
2,964 McCormick & Company, Inc. 265,397
943 Medifast, Inc. 221,294
19,892 Monster Beverage Corporation
h
1,727,222
13,798 NewAge, Inc.
h
42,084
1,272 Nu Skin Enterprises, Inc. 73,611
928 PepsiCo, Inc. 126,737
3,546 Performance Food Group
Company
h
166,236
17,001 Philip Morris International, Inc. 1,354,130
163,888 Primo Water Corporation 2,532,070
7,341 Procter & Gamble Company 941,190
3,034 Seneca Foods Corporation
h
109,982
1,268 Spectrum Brands Holdings, Inc. 95,823
7,517 Sprouts Farmers Markets, Inc.
h
170,260
968 Tootsie Roll Industries, Inc.
g
38,313
116,112 Turning Point Brands, Inc. 5,468,875
4,761 US Foods Holding Corporation
h
147,543
2,575 Utz Brands, Inc. 60,718
3,330 Vector Group, Ltd. 39,094
3,014 Wal-Mart Stores, Inc. 423,437
457 WD-40 Company 139,115
Total 29,547,940
Energy (0.5%)
1,360 Abraxas Petroleum Corporation
h
3,468
22,135 Antero Midstream Corporation 179,294
22,819 Apache Corporation 325,855
43,053 Archrock, Inc. 381,880
5,163 BP plc ADR 114,722
30,755 Centennial Resource
Development, Inc.
h
71,967
11,945 ChampionX Corporation
h
182,639

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Energy (0.5%) - continued
4,921 Chevron Corporation $ 419,269
28,718 Cimarex Energy Company 1,211,325
13,184 Continental Resources, Inc.
g
259,593
22,682 Core Laboratories NV 748,052
6,322 Delek US Holdings, Inc. 118,601
206,743 Devon Energy Corporation 3,402,990
22,364 Diamondback Energy, Inc. 1,267,815
48,835 EnLink Midstream, LLC
h
189,968
3,585 Enterprise Products Partners, LP 72,525
9,138 EOG Resources, Inc. 465,672
44,526 EQT Corporation 726,219
21,966 Equitrans Midstream Corporation 146,074
2,343 Evolution Petroleum Corporation 7,451
19,214 Exterran Corporation
h
83,004
5,404 Exxon Mobil Corporation 242,315
28,433 Frank's International NV
h
79,044
31,352 Gran Tierra Energy, Inc.
h
18,435
2,919 Halliburton Company 51,462
107,399 Helmerich & Payne, Inc. 2,607,648
12,970 HollyFrontier Corporation 369,126
9,685 Liberty Oilfield Services, Inc. 116,414
55,764 Marathon Oil Corporation 403,731
2,840 Marathon Petroleum Corporation 122,574
24,460 McDermott International, Inc.
h
24,949
121,859 Nine Energy Service, Inc.
h
315,615
9,610 Occidental Petroleum Corporation 192,777
18,456 Oceaneering International, Inc.
h
155,953
47,275 Patterson-UTI Energy, Inc. 290,741
1,095 Pioneer Natural Resources
Company 132,386
9,995 Plains GP Holdings, LP
h
86,357
14,547 ProPetro Holding Corporation
h
116,231
7,746 RPC, Inc.
h
34,547
6,534 Schlumberger, Ltd. 145,120
34,307 Southwestern Energy Company
h
129,337
35,540 Talos Energy, Inc.
h
300,668
16,712 Targa Resources Corporation 457,407
23,437 TechnipFMC plc 250,542
12,590 Valero Energy Corporation 710,454
Total 17,732,216
Financials (3.9%)
466 1st Source Corporation 18,337
14,474 AG Mortgage Investment Trust,
Inc. 51,238
52,066 Air Lease Corporation 2,063,376
2,610 Alleghany Corporation 1,479,478
49,183 Ally Financial, Inc. 1,861,085
1,665 American Express Company 193,573
31,277 American Financial Group, Inc. 2,944,417
1,803 Ameriprise Financial, Inc. 356,760
27,459 Ameris Bancorp 1,073,921
2,138 Aon plc 434,228
28,301 Apollo Commercial Real Estate
Finance, Inc. 316,405
39,290 Arch Capital Group, Ltd.
h
1,234,099
3,270 Argo Group International Holdings,
Ltd. 131,945
22,376 Arthur J. Gallagher & Company 2,582,414
11,291 Artisan Partners Asset
Management, Inc. 546,484
48,015 Associated Banc-Corp 861,389
110,067 Assured Guaranty, Ltd. 3,934,895
7,355 Bancorp, Inc.
h
123,343
17,428 Bank of America Corporation 516,740
Shares Common Stock (27.1%) Value
Financials (3.9%) - continued
2,438 Bank of Marin Bancorp $ 90,547
38,299 Bank of N.T. Butterfield & Son, Ltd. 1,164,673
12,127 BankFinancial Corporation 102,837
15,799 Banner Corporation 698,790
4,826 Berkshire Hathaway, Inc.
h
1,099,701
41,531 Berkshire Hills Bancorp, Inc. 688,584
2,059 BlackRock, Inc. 1,443,894
5,286 Blackstone Mortgage Trust, Inc. 140,925
73 BM Technologies, Inc.
e,h
1,004
734 BOK Financial Corporation 54,213
1,910 Bridge Bancorp, Inc.
h
46,661
97,096 Bridgewater Bancshares, Inc.
h
1,246,713
4,453 Brighthouse Financial, Inc.
h
157,458
33,969 BrightSphere Investment Group 622,652
19,590 Brookline Bancorp, Inc. 246,638
4,745 Brown & Brown, Inc. 204,462
5,024 Byline Bancorp, Inc. 80,736
2,434 Capital One Financial Corporation 253,769
1,855 Cboe Global Markets, Inc. 170,159
17,829 Central Pacific Financial
Corporation 354,441
5,650 Charles Schwab Corporation 291,201
10,309 Chimera Investment Corporation 104,121
1,913 Chubb, Ltd. 278,667
3,192 Cincinnati Financial Corporation 268,415
17,885 Citigroup, Inc. 1,037,151
7,705 Citizens Financial Group, Inc. 280,770
4,787 CME Group, Inc. 869,989
68,080 Columbia Banking System, Inc. 2,622,442
1,467 Comerica, Inc. 83,912
1,955 Commerce Bancshares, Inc. 130,692
17,558 Community Trust Bancorp, Inc. 640,165
1,805 Cullen/Frost Bankers, Inc. 166,493
3,015 Customers Bancorp, Inc.
h
66,993
538 Diamond Hill Investment Group,
Inc. 79,748
1,497 Discover Financial Services 125,059
6,735 East West Bancorp, Inc. 403,696
5,417 Ellington Residential Mortgage
REIT 64,787
612 Employers Holdings, Inc. 18,666
5,020 Enterprise Financial Services
Corporation 177,256
48,884 Equitable Holdings, Inc. 1,211,346
27,337 Essent Group, Ltd. 1,143,507
21,903 Evercore, Inc. 2,389,617
308,349 Everi Holdings, Inc.
h
4,033,205
45,391 F.N.B. Corporation 447,555
2,633 FactSet Research Systems, Inc. 796,061
3,875 FBL Financial Group, Inc. 217,155
1,136 Federal Agricultural Mortgage
Corporation 86,336
13,678 Financial Institutions, Inc. 313,089
1,466 First American Financial
Corporation 76,657
17,715 First Bancorp/Puerto Rico 161,206
848 First Bancorp/Southern Pines NC 28,883
25,283 First Busey Corporation 522,600
34,021 First Financial Bancorp 623,265
9,663 First Financial Corporation 370,963
12,207 First Horizon Corporation 169,555
629 First Mid-Illinois Bancshares, Inc. 21,304
28,457 First Midwest Bancorp, Inc. 470,394
1,658 First of Long Island Corporation 27,738
575 First Republic Bank 83,369
25,570 Flagstar Bancorp, Inc. 1,095,674

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Financials (3.9%) - continued
2,185 Flushing Financial Corporation $ 39,942
95,455 Fulton Financial Corporation 1,279,097
17,872 Glacier Bancorp, Inc. 833,729
280 Goldman Sachs Group, Inc. 75,928
23,986 Granite Point Mortgage Trust, Inc. 223,550
18,979 Great Southern Bancorp, Inc. 933,197
16,641 Great Western Bancorp, Inc. 399,384
18,870 Hamilton Lane, Inc. 1,422,232
50,665 Hancock Whitney Corporation 1,729,703
10,006 Hanmi Financial Corporation 138,283
14,694 Hanover Insurance Group, Inc. 1,652,634
73,492 Heartland Financial USA, Inc. 3,135,169
147,079 Heritage Commerce Corporation 1,291,354
15,778 Hometrust Bancshares, Inc. 331,338
83,131 Hope Bancorp, Inc. 929,405
21,915 Horizon Bancorp, Inc. 346,914
1,703 Houlihan Lokey, Inc. 110,440
20,015 Independent Bank Corporation 367,475
8,483 Interactive Brokers Group, Inc. 519,075
8,718 J.P. Morgan Chase & Company 1,121,745
37,798 James River Group Holdings, Ltd. 1,681,255
4,933 Janus Henderson Group plc 151,739
16,082 Kemper Corporation 1,131,369
82,085 KeyCorp 1,383,953
23,517 Kinsale Capital Group, Inc. 4,410,849
15,993 Ladder Capital Corporation 157,211
6,945 Lakeland Bancorp, Inc. 91,049
10,150 Lincoln National Corporation 461,723
4,756 Loews Corporation 215,399
150 Markel Corporation
h
145,422
373 MarketAxess Holdings, Inc. 201,703
2,210 Marsh & McLennan Companies,
Inc. 242,901
4,472 Mercantile Bank Corporation 121,415
19,448 Meridian Bancorp, Inc. 294,637
2,480 MetLife, Inc. 119,412
6,589 Midland States Bancorp, Inc. 121,172
24,105 MidWestOne Financial Group, Inc. 592,742
1,677 Moody's Corporation 446,518
3,940 Morgan Stanley 264,177
441 Morningstar, Inc. 101,381
11,248 Mr. Cooper Group, Inc.
h
306,283
5,772 MSCI, Inc. 2,281,672
67 Nasdaq, Inc. 9,063
242 National Western Life Group, Inc. 43,560
1,167 NBT Bancorp, Inc. 38,523
48,505 New York Community Bancorp,
Inc. 507,362
7,250 Northern Trust Corporation 646,627
5,916 OFG Bancorp 101,637
8,596 Old National Bancorp 144,327
11,318 Old Second Bancorp, Inc. 111,143
32,642 PacWest Bancorp 985,462
708 Peapack-Gladstone Financial
Corporation 16,652
3,758 Peoples Bancorp, Inc. 114,619
77,386 People's United Financial, Inc. 1,057,093
46,215 Popular, Inc. 2,622,701
24,414 Premier Financial Corporation 677,733
16,581 Primerica, Inc. 2,309,899
5,634 PROG Holdings, Inc. 265,812
4,017 Prosperity Bancshares, Inc. 270,906
14,522 QCR Holdings, Inc. 563,163
74,007 Radian Group, Inc. 1,420,934
5,828 Raymond James Financial, Inc. 582,392
Shares Common Stock (27.1%) Value
Financials (3.9%) - continued
27,724 Redwood Trust, Inc. $ 237,872
14,306 Reinsurance Group of America,
Inc. 1,502,845
541 RLI Corporation 52,358
2,453 S&P Global, Inc. 777,601
2,184 Safety Insurance Group, Inc. 160,393
48,278 Santander Consumer USA
Holdings, Inc. 1,066,944
90,181 Seacoast Banking Corporation of
Florida
h
2,746,011
22,635 SEI Investments Company 1,196,260
12,245 Selective Insurance Group, Inc. 795,680
9,412 Signature Bank 1,554,768
20,775 Simmons First National
Corporation 513,143
2,628 Southside Bancshares, Inc. 82,440
31,327 Starwood Property Trust, Inc. 587,695
4,937 Sterling Bancorp 91,137
2,995 Stifel Financial Corporation 155,201
72,348 Synovus Financial Corporation 2,691,346
9,615 T. Rowe Price Group, Inc. 1,504,555
4,777 Territorial Bancorp, Inc. 113,979
14,325 TMX Group, Ltd. 1,381,697
211 Tompkins Financial Corporation 14,110
604 Torchmark Corporation 54,596
3,766 Towne Bank 87,371
15,400 TPG RE Finance Trust, Inc. 150,458
9,136 TriCo Bancshares 340,773
56,587 Triumph Bancorp, Inc.
h
3,244,699
3,150 Truist Financial Corporation 151,137
30,689 TrustCo Bank Corporation 190,886
4,474 Trustmark Corporation 122,901
19,374 Two Harbors Investment
Corporation 117,600
23,845 Umpqua Holdings Corporation 345,991
16,142 United Bankshares, Inc. 511,056
1,340 Univest Financial Corporation 30,083
8,721 Unum Group 202,589
36,969 Valley National Bancorp 377,453
1,126 Walker & Dunlop, Inc. 92,692
5,491 Washington Trust Bancorp, Inc. 239,298
5,418 Webster Financial Corporation 253,292
30,023 Wells Fargo & Company 897,087
6,383 WesBanco, Inc. 185,107
153,578 Western Alliance Bancorp 10,470,948
33,788 Western Asset Mortgage Capital
Corporation 99,675
581 Westwood Holdings Group, Inc. 6,879
18,228 Wintrust Financial Corporation 1,097,143
41,934 Zions Bancorporations NA 1,850,967
417 Zurich Insurance Group AG 166,736
Total 134,400,322
Health Care (4.0%)
14,731 Abbott Laboratories 1,820,604
3,992 AbbVie, Inc. 409,100
2,356 Acadia Healthcare Company, Inc.
h
119,402
87,133 ACADIA Pharmaceuticals, Inc.
h
4,186,741
1,234 Acceleron Pharma, Inc.
h
142,564
18,980 ADMA Biologics, Inc.
h
42,136
7,612 Adverum Biotechnologies, Inc.
h
93,856
4,999 Agile Therapeutics, Inc.
h
14,097
11,882 Akebia Therapeutics, Inc.
h
38,498
1,936 Align Technology, Inc.
h
1,017,136
673 Allakos, Inc.
h
89,731

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Health Care (4.0%) - continued
4,661 Altimmune, Inc.
h
$ 66,559
3,184 AmerisourceBergen Corporation 331,773
6,350 Amgen, Inc. 1,533,080
28,842 AMN Healthcare Services, Inc.
h
2,080,085
7,262 AnaptysBio, Inc.
h
188,231
657 Anthem, Inc. 195,116
241,876 Ardelyx, Inc.
h
1,642,338
8,675 Arena Pharmaceuticals, Inc.
h
644,032
9,718 Argenx SE ADR
h
2,847,568
7,873 Arrowhead Research Corporation
h
607,559
9,956 Atara Biotherapeutics, Inc.
h
183,788
237 Atrion Corporation 154,398
1,398 AVROBIO, Inc.
h
20,005
37,579 Axonics Modulation Technologies,
Inc.
g,h
1,942,834
2,143 Becton, Dickinson and Company 561,016
435 Biogen, Inc.
h
122,935
39,247 Biohaven Pharmaceutical Holding
Company, Ltd.
h
3,344,629
309 BioLife Solutions, Inc.
h
11,717
579 Bio-Rad Laboratories, Inc.
h
332,213
16,029 Bio-Techne Corporation 5,207,982
2,398 BioXcel Therapeutics, Inc.
h
111,075
3,104 Bluebird Bio, Inc.
h
138,283
1,947 Bruker Corporation 112,712
2,310 Capricor Therapeutics, Inc.
h
15,200
55,203 Catalent, Inc.
h
6,351,105
1,821 Centene Corporation
h
109,806
2,679 Cerner Corporation 214,615
5,413 Charles River Laboratories
International, Inc.
h
1,402,238
1,764 Chemed Corporation 913,576
981 Cigna Holding Company 212,926
9,637 CryoLife, Inc.
h
230,613
1,748 CVS Health Corporation 125,244
3,402 CymaBay Therapeutics, Inc.
h
18,201
9,252 CytomX Therapeutics, Inc.
h
63,931
2,785 Danaher Corporation 662,384
1,301 Deciphera Pharmaceuticals, Inc.
h
57,504
8,055 Dexcom, Inc.
h
3,019,417
5,480 Dynavax Technologies
Corporation
g,h
34,579
3,956 Editas Medicine, Inc.
g,h
242,701
14,246 Edwards Lifesciences Corporation
h
1,176,435
5,751 Envista Holdings Corporation
h
204,391
800 Fulcrum Therapeutics, Inc.
h
8,848
2,518 GlaxoSmithKline plc ADR 93,795
14,175 Global Blood Therapeutics, Inc.
h
710,451
22,686 GoodRx Holdings, Inc.
g,h
1,057,621
41,451 Guardant Health, Inc.
h
6,445,631
2,908 Haemonetics Corporation
h
332,355
83,387 Halozyme Therapeutics, Inc.
h
3,968,387
950 HCA Healthcare, Inc. 154,356
3,605 HealthEquity, Inc.
h
301,198
8,501 Hill-Rom Holdings, Inc. 816,436
365 Humana, Inc. 139,835
61 ICU Medical, Inc.
h
12,473
6,695 ImmunoGen, Inc.
h
47,735
4,637 Immunovant, Inc.
h
180,982
14,724 Inovio Pharmaceuticals, Inc.
g,h
187,731
3,523 Insmed, Inc.
h
132,430
15,776 Inspire Medical Systems, Inc.
h
3,179,022
10,677 Insulet Corporation
h
2,852,681
2,056 Integra LifeSciences Holdings
Corporation
h
135,778
Shares Common Stock (27.1%) Value
Health Care (4.0%) - continued
1,399 Intuitive Surgical, Inc.
h
$ 1,045,948
8,248 Invitae Corporation
g,h
408,441
6,998 Ionis Pharmaceuticals, Inc.
h
420,370
4,848 Iovance Biotherapeutics, Inc.
h
212,536
5,457 IQVIA Holding, Inc.
h
970,255
10,594 Jazz Pharmaceuticals, Inc.
h
1,647,367
17,937 Johnson & Johnson 2,926,063
7,059 Kura Oncology, Inc.
h
211,417
1,865 Laboratory Corporation of America
Holdings
h
426,917
46,198 LHC Group, Inc.
h
9,203,566
5,162 MacroGenics, Inc.
h
105,511
15,370 Medtronic plc 1,711,142
4,235 Merck & Company, Inc. 326,391
3,187 Mersana Therapeutics, Inc.
h
60,744
3,254 Mesa Laboratories, Inc. 901,814
766 Mettler-Toledo International, Inc.
h
894,765
503 Mirati Therapeutics, Inc.
h
103,281
6,647 Molina Healthcare, Inc.
h
1,419,866
4,060 Myovant Sciences, Ltd.
h
94,557
34,283 Natera, Inc.
h
3,655,939
9,430 National Healthcare Corporation 603,992
2,611 Neogen Corporation
h
211,152
24,162 Nevro Corporation
h
3,909,170
1,488 Novo Nordisk AS ADR 103,565
18,358 NuVasive, Inc.
h
986,559
2,572 Omnicell, Inc.
h
302,982
71,413 Optinose, Inc.
h
284,224
2,195 Orthifix Medical, Inc.
h
88,700
4,712 Owens & Minor, Inc. 137,025
4,899 PerkinElmer, Inc. 720,496
19,910 PRA Health Sciences, Inc.
h
2,453,708
2,901 Precigen, Inc.
h
24,659
19,963 Pulmonx Corporation
h
1,132,301
3,468 Quidel Corporation
h
870,364
5,358 Reata Pharmaceuticals, Inc.
h
555,035
13,750 Repligen Corporation
h
2,750,000
5,039 Replimune Group, Inc.
h
195,513
2,801 Revolution Medicines, Inc.
h
118,034
3,614 Sage Therapeutics, Inc.
h
291,469
5,126 Sarepta Therapeutics, Inc.
h
458,264
463 Seres Therapeutics, Inc.
h
10,996
18,790 Sesen Bio, Inc.
h
32,131
46,446 Silk Road Medical, Inc.
h
2,532,700
10,855 Spectrum Pharmaceuticals, Inc.
h
38,969
5,822 Stryker Corporation 1,286,720
875 Surmodics, Inc.
h
39,813
47,541 Syneos Health, Inc.
h
3,534,673
74,794 Tactile Systems Technology, Inc.
h
4,080,013
623 Teladoc Health, Inc.
g,h
164,366
10,274 Teleflex, Inc. 3,879,771
4,477 Tenet Healthcare Corporation
h
211,628
4,658 Thermo Fisher Scientific, Inc. 2,374,183
23,443 Travere Therapeutics, Inc.
h
591,936
1,563 U.S. Physical Therapy, Inc. 188,091
1,411 United Therapeutics Corporation
h
231,150
5,555 UnitedHealth Group, Inc. 1,853,037
1,376 Universal Health Services, Inc. 171,560
6,955 Vaxart, Inc.
g,h
83,321
106,883 VBI Vaccines, Inc.
g,h
348,439
8,109 Veeva Systems, Inc.
h
2,241,652
687 Vertex Pharmaceuticals, Inc.
h
157,378
4,179 ViewRay, Inc.
h
18,555
1,538 Viking Therapeutics, Inc.
h
11,243
994 Waters Corporation
h
263,082

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Health Care (4.0%) - continued
4,234 West Pharmaceutical Services,
Inc. $ 1,268,041
419 Zimmer Biomet Holdings, Inc. 64,388
18,217 Zoetis, Inc. 2,809,972
31,929 Zymeworks, Inc.
h
1,079,839
Total 138,678,153
Industrials (4.5%)
18,405 A.O. Smith Corporation 999,392
796 Acuity Brands, Inc. 95,711
15,695 Advanced Drainage Systems, Inc. 1,294,524
8,837 AECOM
h
442,734
5,138 Aegion Corporation
h
94,385
197 Alaska Air Group, Inc. 9,620
9,031 Allegion plc 966,407
121,385 Altra Industrial Motion Corporation 6,240,403
39,080 American Airlines Group, Inc.
g
671,004
19,902 AMETEK, Inc. 2,254,101
179,626 Arconic, Inc. 4,415,207
2,062 Armstrong World Industries, Inc. 161,269
68,474 ASGN, Inc.
h
5,677,179
23,081 AZZ, Inc. 1,098,425
290 Boeing Company 56,315
3,044 Carlisle Companies, Inc. 441,167
1,128 Caterpillar, Inc. 206,244
29,349 CBIZ, Inc.
h
760,433
40,528 Chart Industries, Inc.
h
4,867,818
2,246 Cintas Corporation 714,498
104 Copart, Inc.
h
11,414
4,174 CRA International, Inc. 222,099
22,686 Crane Company 1,716,876
14,371 CSW Industrials, Inc. 1,674,509
1,190 CSX Corporation 102,048
2,470 Cummins, Inc. 579,017
40,777 Curtiss-Wright Corporation 4,232,245
4,115 Delta Air Lines, Inc. 156,205
3,392 Douglas Dynamics, Inc. 138,394
2,718 Dycom Industries, Inc.
h
220,539
6,404 Eaton Corporation plc 753,751
12,226 EMCOR Group, Inc. 1,079,556
9,424 Emerson Electric Company 747,794
12,058 Encore Wire Corporation 696,349
2,259 Expeditors International of
Washington, Inc. 202,226
8,072 Fluor Corporation 139,565
19,101 Forrester Research, Inc.
h
757,546
48,021 Forward Air Corporation 3,442,625
7,750 Generac Holdings, Inc.
h
1,909,755
8,058 General Dynamics Corporation 1,181,947
8,719 Gorman-Rupp Company 274,648
9,030 Heico Corporation 1,063,192
31,557 Helios Technologies, Inc. 1,721,434
8,966 Honeywell International, Inc. 1,751,687
13,696 Hubbell, Inc. 2,131,098
2,707 ICF International, Inc. 208,791
18,344 IDEX Corporation 3,415,469
630 Illinois Tool Works, Inc. 122,352
836 Insperity, Inc. 65,618
404 JB Hunt Transport Services, Inc. 54,403
10,354 JetBlue Airways Corporation
h
148,476
4,910 Johnson Controls International plc 244,616
690 Kansas City Southern 139,842
898 Kimball International, Inc. 10,857
827 L3Harris Technologies, Inc. 141,839
13,545 Landstar System, Inc. 1,888,173
Shares Common Stock (27.1%) Value
Industrials (4.5%) - continued
5,397 Lennox International, Inc. $ 1,486,820
57,451 Lincoln Electric Holdings, Inc. 6,578,139
4,541 Linde Public Limited Company 1,114,361
1,016 Lockheed Martin Corporation 326,969
36,594 Manpower, Inc. 3,236,373
2,029 Masonite International
Corporation
h
201,886
46,055 Mercury Systems, Inc.
h
3,272,668
192,602 Meritor, Inc.
h
4,971,058
52,226 Middleby Corporation
h
7,088,113
8,830 MSC Industrial Direct Company,
Inc. 684,943
18,929 NAPCO Security Technologies,
Inc.
h
490,640
1,331 Nordson Corporation 238,236
528 Norfolk Southern Corporation 124,935
3,220 Northrop Grumman Corporation 922,884
23,690 Nutrien, Ltd. 1,164,837
14,617 Old Dominion Freight Line, Inc. 2,835,698
1,057 Otis Worldwide Corporation 68,335
1,973 Parker-Hannifin Corporation 522,076
7,878 Quad/Graphics, Inc. 36,869
23,484 Ranpak Holdings Corporation
h
407,213
72,419 Raven Industries, Inc. 2,336,961
1,946 Raytheon Technologies
Corporation 129,857
9,843 RBC Bearings, Inc.
h
1,647,029
60,674 Regal-Beloit Corporation 7,613,374
69,971 Ritchie Brothers Auctioneers, Inc. 4,121,992
3,044 Rockwell Automation, Inc. 756,525
49,566 Rush Enterprises, Inc. 2,081,276
3,327 Ryder System, Inc. 208,237
14,671 Saia, Inc.
h
2,593,099
11,574 Simpson Manufacturing Company,
Inc. 1,064,808
2,186 Snap-On, Inc. 393,458
38,767 Southwest Airlines Company 1,703,422
3,611 Spirit Airlines, Inc.
g,h
93,669
1,449 SPX FLOW, Inc.
h
76,754
23,139 Standex International Corporation 1,895,315
112,916 Summit Materials, Inc.
h
2,318,165
640 Sunrun, Inc.
h
44,333
2,063 Teledyne Technologies, Inc.
h
736,512
3,999 Tetra Tech, Inc. 486,158
3,423 Thermon Group Holdings, Inc.
h
49,942
20,891 Timken Company 1,580,613
179 Toro Company 16,871
28,649 TransUnion 2,493,609
35,548 Trex Company, Inc.
h
3,262,240
25,318 TriMas Corporation
h
801,315
2,257 UniFirst Corporation 480,290
5,454 Union Pacific Corporation 1,077,001
3,460 United Airlines Holdings, Inc.
h
138,365
1,097 United Parcel Service, Inc. 170,035
28,100 United Rentals, Inc.
h
6,828,581
14,399 Valmont Industries, Inc. 2,777,855
2,882 Verisk Analytics, Inc. 528,847
3,177 Waste Connections, Inc. 312,966
5,463 Watsco, Inc. 1,302,871
820 Watts Water Technologies, Inc. 98,457
19,622 WESCO International, Inc.
h
1,493,430
31,213 Willdan Group, Inc.
h
1,394,909
6,949 XPO Logistics, Inc.
h
767,239

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Industrials (4.5%) - continued
3,185 Xylem, Inc. $ 307,639
Total 156,770,863
Information Technology (5.9%)
7,643 Accenture plc 1,848,995
3,279 Adobe, Inc.
h
1,504,307
1,777 ADTRAN, Inc. 30,564
19,941 Advanced Energy Industries, Inc.
h
2,045,548
55,586 Agilysys, Inc.
h
2,045,009
12,960 Akamai Technologies, Inc.
h
1,438,949
26,998 Alliance Data Systems Corporation 1,826,415
23,055 Amphenol Corporation 2,879,108
1,089 Analog Devices, Inc. 160,442
68,723 Anaplan, Inc.
h
4,583,824
6,999 ANSYS, Inc.
h
2,480,236
73,574 Apple, Inc. 9,708,825
4,444 Aspen Technology, Inc.
h
595,052
7,901 Atlassian Corporation plc
h
1,826,158
22,544 Avalara, Inc.
h
3,381,600
306 Avnet, Inc. 10,805
20,838 Axcelis Technologies, Inc.
h
713,493
28,246 Bandwidth, Inc.
h
5,031,742
15,972 Benchmark Electronics, Inc. 404,571
78,407 BigCommerce Holdings, Inc.
g,h
6,267,856
109 Bill.com Holdings, Inc.
h
13,285
32,879 Blackline, Inc.
h
4,261,776
2,383 Broadcom, Ltd. 1,073,541
5,566 Broadridge Financial Solutions,
Inc. 786,531
1,454 CACI International, Inc.
h
350,734
22,752 CDK Global, Inc. 1,135,325
4,114 CDW Corporation 541,649
1,604 Ceridian HCM Holding, Inc.
h
149,028
101,987 Change Healthcare, Inc.
h
2,433,410
42,977 Ciena Corporation
h
2,294,542
9,155 Cisco Systems, Inc. 408,130
392 Clearfield, Inc.
h
12,277
16,685 Cognex Corporation 1,370,339
29,169 Computer Services, Inc. 1,808,478
2,917 Concentrix Corporation
h
311,886
11,184 Coupa Software, Inc.
h
3,465,586
5,811 Cree, Inc.
h
587,376
4,822 CTS Corporation 147,071
26,325 Descartes Systems Group, Inc.
h
1,607,404
12,985 DocuSign, Inc.
h
3,024,077
65,482 Dolby Laboratories, Inc. 5,764,380
2,088 Domo, Inc.
h
132,358
41,093 Dropbox, Inc.
h
929,935
3,230 DSP Group, Inc.
h
52,100
37,955 Elastic NV
h
5,767,642
30,640 Endava plc ADR
h
2,422,398
6,089 Enphase Energy, Inc.
h
1,110,329
4,334 EPAM Systems, Inc.
h
1,492,760
6,805 ePlus, Inc.
h
571,892
29,510 Euronet Worldwide, Inc.
h
3,687,570
31,466 Eventbrite, Inc.
g,h
561,668
6,391 ExlService Holdings, Inc.
h
490,062
3,473 eXp World Holdings, Inc.
h
370,187
4,987 F5 Networks, Inc.
h
977,203
3,878 Fair Isaac Corporation
h
1,745,527
6,472 First Solar, Inc.
h
641,699
23,089 Five9, Inc.
h
3,838,546
37,610 FLIR Systems, Inc. 1,957,600
15,967 Global Payments, Inc. 2,818,495
3,433 Guidewire Software, Inc.
h
393,902
Shares Common Stock (27.1%) Value
Information Technology (5.9%) - continued
27,849 Health Catalyst, Inc.
h
$ 1,383,538
7,117 II-VI, Inc.
h
598,326
3,577 InterDigital, Inc. 229,679
3,034 Intuit, Inc. 1,095,972
219 IPG Photonics Corporation
h
48,931
9,190 Jack Henry & Associates, Inc. 1,330,620
6,670 Juniper Networks, Inc. 162,881
2,361 Kulicke and Soffa Industries, Inc. 84,217
3,285 Lam Research Corporation 1,589,776
46,196 Lattice Semiconductor
Corporation
h
1,852,922
7,853 Littelfuse, Inc. 1,911,185
44,802 Lumentum Holdings, Inc.
h
4,202,428
3,997 Manhattan Associates, Inc.
h
452,580
401 ManTech International Corporation 35,966
8,007 MasterCard, Inc. 2,532,534
2,680 MAXIMUS, Inc. 201,161
900 MaxLinear, Inc.
h
28,251
112,218 Medallia, Inc.
g,h
4,657,047
35,306 Microsoft Corporation 8,189,580
1,356 MicroStrategy, Inc.
g,h
837,072
29,912 MKS Instruments, Inc. 4,728,190
20,531 Monolithic Power Systems, Inc. 7,294,459
3,967 Motorola Solutions, Inc. 664,671
46,443 National Instruments Corporation 1,922,740
417 NetApp, Inc. 27,705
10,553 Nice, Ltd. ADR
h
2,757,288
10,970 Nova Measuring Instruments, Ltd.
h
763,841
9,087 Novanta, Inc.
h
1,135,148
113,672 Nuance Communications, Inc.
h
5,176,623
1,802 NVIDIA Corporation 936,301
6,336 Okta, Inc.
h
1,641,087
13,016 Oracle Corporation 786,557
8,258 Palo Alto Networks, Inc.
h
2,896,493
68 Paylocity Holding Corporation
h
12,747
4,199 PayPal Holdings, Inc.
h
983,868
16,758 Plexus Corporation
h
1,289,025
1,523 Progress Software Corporation 61,194
17,696 Q2 Holdings, Inc.
h
2,264,911
7,013 QAD, Inc. 454,372
8,296 Qorvo, Inc.
h
1,417,620
2,927 QUALCOMM, Inc. 457,432
14,066 Rogers Corporation
h
2,195,281
7,348 Sabre Corporation 79,211
33,916 SailPoint Technologies Holdings,
Inc.
h
1,875,894
1,519 Salesforce.com, Inc.
h
342,626
134 Samsung Electronics Company,
Ltd. GDR 246,124
7,913 ScanSource, Inc.
h
191,415
9,561 Semtech Corporation
h
678,353
2,731 ServiceNow, Inc.
h
1,483,370
1,155 Shift4 Payments, Inc.
h
75,087
120 Shopify Inc.
h
131,831
59,454 Sierra Wireless, Inc.
h
1,100,494
3,774 Silicon Laboratories, Inc.
h
495,036
1,296 Solaredge Technology, Ltd.
h
373,676
1,589 Square, Inc.
h
343,160
60,979 STMicroelectronics NV ADR
g
2,436,111
2,917 SYNNEX Corporation 238,086
4,460 Synopsys, Inc.
h
1,139,307
2,240 TE Connectivity, Ltd. 269,696
13,460 Texas Instruments, Inc. 2,230,187
1,915 Tyler Technologies, Inc.
h
809,643
3,928 VeriSign, Inc.
h
762,307

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Information Technology (5.9%) - continued
2,667 ViaSat, Inc.
h
$ 116,121
5,226 Visa, Inc. 1,009,924
433 VMware, Inc.
h
59,689
1,221 Western Union Company 27,192
47,700 Workiva, Inc.
h
4,649,319
1,628 Zendesk, Inc.
h
234,823
2,960 Zix Corporation
h
24,124
9,335 Zscaler, Inc.
h
1,864,200
Total 204,871,422
Materials (1.1%)
2,705 AdvanSix, Inc.
h
57,671
511 Air Products and Chemicals, Inc. 136,314
8,603 AptarGroup, Inc. 1,143,941
3,894 Avery Dennison Corporation 587,488
4,261 Axalta Coating Systems, Ltd.
h
115,004
449 Balchem Corporation 48,056
16,929 Ball Corporation 1,490,091
5,603 Cabot Corporation 246,028
50,200 Carpenter Technology Corporation 1,568,248
2,369 Celanese Corporation 289,373
4,325 CF Industries Holdings, Inc. 178,968
21,760 Chemours Company 573,158
18,837 Cleveland-Cliffs, Inc. 288,960
34,063 Coeur Mining, Inc.
h
308,270
22,169 Eastman Chemical Company 2,180,321
4,954 Ecolab, Inc. 1,013,143
124,404 Element Solutions, Inc. 2,118,600
22,270 Ferroglobe Representation &
Warranty Insurance Trust
e,h
2
3,112 FMC Corporation 336,998
5,319 Ingevity Corporation
h
349,405
30,157 Innospec, Inc. 2,647,483
263,641 Ivanhoe Mines, Ltd.
h
1,259,704
15,782 Kaiser Aluminum Corporation 1,368,299
785 LyondellBasell Industries NV 67,322
9,005 Martin Marietta Materials, Inc. 2,588,127
6,079 Materion Corporation 414,527
7,802 Minerals Technologies, Inc. 480,837
20,737 Myers Industries, Inc. 415,777
10,933 Neenah, Inc. 556,708
5,460 Nucor Corporation 266,066
7,118 O-I Glass, Inc. 89,972
13,018 Olin Corporation 311,260
2,515 Olympic Steel, Inc. 34,330
139 PPG Industries, Inc. 18,725
14,304 Quaker Chemical Corporation 3,749,508
623 Reliance Steel & Aluminum
Company 72,318
2,844 RPM International, Inc. 234,545
12,000 Ryerson Holding Corporation
h
148,080
2,447 Scotts Miracle-Gro Company 541,790
2,504 Sealed Air Corporation 105,844
10,726 Sensient Technologies Corporation 756,505
1,344 Sherwin-Williams Company 929,779
34,346 Steel Dynamics, Inc. 1,177,037
33,455 UFP Technologies, Inc.
h
1,539,265
16,395 United States Lime & Minerals, Inc. 1,983,795
2,617 United States Steel Corporation 46,478
33,295 W. R. Grace & Company 1,931,776
2,026 Worthington Industries, Inc. 106,041
Total 36,871,937
Real Estate (1.8%)
52,078 Agree Realty Corporation 3,291,330
Shares Common Stock (27.1%) Value
Real Estate (1.8%) - continued
4,612 Alexandria Real Estate Equities,
Inc. $ 770,711
54,733 American Campus Communities,
Inc. 2,252,810
699 American Tower Corporation 158,925
5,728 Apartment Income REIT
Corporation
h
222,075
9,455 Armada Hoffler Properties, Inc. 101,641
498 AvalonBay Communities, Inc. 81,508
565 Bluegreen Vacations Holding
Corporations
h
7,396
230 Bluerock Residential Growth REIT,
Inc. 2,406
31,532 Camden Property Trust 3,220,994
28,710 CareTrust REIT, Inc. 644,827
39,578 CBRE Group, Inc.
h
2,413,466
5,894 Cedar Realty Trust, Inc. 62,889
2,816 Centerspace 196,951
21,295 Colliers International Group, Inc. 1,881,626
3,643 Colony Credit Real Estate, Inc. 28,780
11,632 Columbia Property Trust, Inc. 158,195
5,839 Community Healthcare Trust, Inc. 261,120
4,925 Corepoint Lodging, Inc. 33,539
3,166 CoStar Group, Inc.
h
2,848,482
119,531 Cushman and Wakefield plc
h
1,712,879
5,303 Digital Realty Trust, Inc. 763,367
29,086 Douglas Emmett, Inc. 805,973
23,450 Duke Realty Corporation 927,682
8,616 EastGroup Properties, Inc. 1,164,366
12,852 EPR Properties 509,453
7,333 Equity Lifestyle Properties, Inc. 446,140
61,147 Essential Properties Realty Trust,
Inc. 1,273,081
1,368 Essex Property Trust, Inc. 327,786
6,516 Farmland Partners, Inc. 67,180
3,094 Federal Realty Investment Trust 270,911
52,216 First Industrial Realty Trust, Inc. 2,122,058
12,994 FirstService Corporation 1,778,229
49,624 Four Corners Property Trust, Inc. 1,308,089
11,879 Gaming and Leisure Properties,
Inc. 488,583
8,907 Getty Realty Corporation 236,659
4,092 Gladstone Commercial
Corporation 72,469
7,053 Gladstone Land Corporation 111,014
6,812 Global Medical REIT, Inc. 85,422
33,644 Healthcare Realty Trust, Inc. 1,009,656
14,865 Healthcare Trust of America, Inc. 419,936
1,101 Highwoods Properties, Inc. 41,277
62,164 Host Hotels & Resorts, Inc. 842,322
5,827 Hudson Pacific Properties, Inc. 136,585
28,733 Independence Realty Trust, Inc. 381,574
18,782 Industrial Logistics Properties Trust 398,366
6,572 Innovative Industrial Properties,
Inc. 1,229,753
4,824 Iron Mountain, Inc. 162,424
4,355 Jones Lang LaSalle, Inc.
h
636,745
38,645 Kilroy Realty Corporation 2,188,466
1,991 Lamar Advertising Company 160,833
10,261 Lexington Realty Trust 105,175
8,485 Life Storage, Inc. 692,206
48,833 Medical Properties Trust, Inc. 1,030,865
1,629 National Health Investors, Inc. 105,624
28,052 National Retail Properties, Inc. 1,094,028
90,601 National Storage Affiliates Trust 3,310,561

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.1%) Value
Real Estate (1.8%) - continued
52,587 New Residential Investment
Corporation $ 493,792
14,041 New Senior Investment Group, Inc. 74,417
20,046 NexPoint Residential Trust, Inc. 791,216
9,679 Omega Healthcare Investors, Inc. 350,573
5,572 One Liberty Properties, Inc. 111,663
1,845 Plymouth Industrial REIT, Inc. 27,011
618 PotlatchDeltic Corporation 29,516
10,310 Preferred Apartment Communities,
Inc. 74,129
4,588 Public Storage, Inc. 1,044,321
24,497 Rayonier, Inc. REIT 753,283
14,086 Realty Income Corporation 831,919
5,102 Redfin Corporation
h
363,313
62,566 Rexford Industrial Realty, Inc. 3,061,980
838 RMR Group, Inc. 30,905
35,377 Sabra Health Care REIT, Inc. 593,980
4,426 SBA Communications Corporation 1,189,133
107,771 Service Properties Trust 1,143,450
7,352 SL Green Realty Corporation 496,113
15,128 Spirit Realty Capital, Inc. 583,336
18,336 STAG Industrial, Inc. 546,413
18,527 Store Capital Corporation 574,708
165,017 Sunstone Hotel Investors, Inc. 1,765,682
8,402 UDR, Inc. 323,057
6,152 UMH Properties, Inc. 90,434
21,179 Uniti Group, Inc. 260,714
345 Universal Health Realty Income
Trust 20,590
3,078 WP Carey, Inc. 204,379
Total 62,887,435
Utilities (0.4%)
12,366 AES Corporation 301,607
3,558 ALLETE, Inc. 223,585
18,698 Alliant Energy Corporation 909,658
4,173 American Electric Power
Company, Inc. 337,637
1,343 American States Water Company 103,760
64 American Water Works Company,
Inc. 10,177
7,724 Artesian Resources Corporation 315,757
7,529 Black Hills Corporation 445,114
46,609 CenterPoint Energy, Inc. 982,984
737 Chesapeake Utilities Corporation 74,754
15,782 CMS Energy Corporation 897,680
6,970 Consolidated Water Company,
Ltd. 88,310
922 Dominion Energy, Inc. 67,205
2,610 DTE Energy Company 309,859
1,838 Duke Energy Corporation 172,772
13,489 Entergy Corporation 1,285,906
1,892 Essential Utilities, Inc. 87,600
5,713 Evergy, Inc. 306,959
1,966 Exelon Corporation 81,707
10,508 FirstEnergy Corporation 323,226
4,989 Hawaiian Electric Industries, Inc. 164,936
3,609 IDACORP, Inc. 318,675
4,303 MDU Resources Group, Inc. 113,126
888 Middlesex Water Company 70,685
1,921 National Fuel Gas Company 77,339
6,158 New Jersey Resources
Corporation 215,592
572 NiSource, Inc. 12,670
Shares Common Stock (27.1%) Value
Utilities (0.4%) - continued
1,783 Northwest Natural Holding
Company $ 83,284
13,462 NorthWestern Corporation 733,275
6,633 NRG Energy, Inc. 274,673
28,632 OGE Energy Corporation 873,849
4,050 Otter Tail Corporation 160,744
1,354 Pinnacle West Capital Corporation 101,888
27,866 Portland General Electric
Company 1,178,453
3,198 Southwest Gas Holdings, Inc. 191,752
21,224 Spire, Inc. 1,298,697
16,051 UGI Corporation 577,675
3,087 Unitil Corporation 125,857
4,114 WEC Energy Group, Inc. 365,735
Total 14,265,162
Total Common Stock
(cost $681,034,606) 944,094,470
Principal
Amount Long-Term Fixed Income ( 16.2% ) Value
Asset-Backed Securities (0.7%)
522 Funding CLO, Ltd.
$ 525,000
1.824%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
525,058
Access Group, Inc.
68,111
0.648%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
67,484
Aimco CLO 10, Ltd.
550,000
1.542%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
550,475
Aimco CLO 11, Ltd.
800,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
801,304
Ares CLO, Ltd.
700,000
1.623%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
700,216
Ares XXXIIR CLO, Ltd.
650,000
2.221%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
650,140
Balboa Bay Loan Funding, Ltd.
400,000
1.890%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
b,i
401,289
Benefit Street Partners CLO IV, Ltd.
400,000
1.474%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,i
400,089
450,000
1.974%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
450,413
Buttermilk Park CLO, Ltd.
1,150,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,150,336

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Asset-Backed Securities (0.7%) - continued
Carlyle Global Market Strategies
CLO, Ltd.
$ 750,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
$ 750,140
CBAM, Ltd.
800,000
1.521%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
800,200
Cent CLO, LP
200,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
200,101
CIFC Funding, Ltd.
300,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
300,891
Colony American Finance Trust
823,988
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
879,145
Commonbond Student Loan Trust
85,907
0.630%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
85,314
CoreVest American Finance Trust
970,827
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,026,681
Dryden 36 Senior Loan Fund
450,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
450,258
Dryden Senior Loan Fund
650,000
1.623%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
650,214
Earnest Student Loan Program,
LLC
121,008
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
121,352
ECMC Group Student Loan Trust
475,010
1.280%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
479,915
Flatiron CLO, Ltd.
300,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
301,943
Galaxy XX CLO, Ltd.
450,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
449,989
Golub Capital Partners, Ltd.
491,944
1.374%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
492,054
416,000
1.424%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
415,980
Harley Marine Financing, LLC
1,371,709
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,245,508
Home Partners of America Trust
946,114
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,002,731
Principal
Amount Long-Term Fixed Income (16.2%) Value
Asset-Backed Securities (0.7%) - continued
$ 924,604
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
$ 975,211
Laurel Road Prime Student Loan
Trust
326,478
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
339,427
Madison Park Funding XIV, Ltd.
525,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
525,059
Madison Park Funding, Ltd.
500,000
2.300%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
500,053
Magnetite XII, Ltd.
450,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
450,132
Mountain View CLO, Ltd.
300,000
1.361%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
299,781
MRA Issuance Trust
1,075,000
1.477%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
1,074,965
National Collegiate Trust
257,169
0.425%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
252,455
Neuberger Berman CLO, Ltd.
250,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
250,073
Octagon Investment Partners XVI,
Ltd.
100,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
100,029
OZLM VIII, Ltd.
932,660
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
932,720
Palmer Square CLO, Ltd.
400,000
2.238%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,i
400,080
Palmer Square Loan Funding, Ltd.
400,000
1.874%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
400,250
PPM CLO 3, Ltd.
250,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
250,238
Pretium Mortgage Credit Partners,
LLC
499,450
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
504,306
Shackleton CLO, Ltd.
300,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
300,025

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Asset-Backed Securities (0.7%) - continued
SLM Student Loan Trust
$ 183,409
0.530%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 179,091
Sound Point CLO XIV, Ltd.
650,000
2.288%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,d,i
650,070
THL Credit Wind River CLO, Ltd.
225,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
226,086
Upstart Securitization Trust
397,347
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
400,205
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i
250,182
Voya CLO, Ltd.
349,454
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
349,490
Whitebox CLO II, Ltd.
350,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
351,046
Total 25,310,194
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
450,000 2.700%,  5/15/2040 470,728
Alcoa Nederland Holding BV
160,000 5.500%,  12/15/2027
i
172,043
Anglo American Capital plc
320,000 4.875%,  5/14/2025
i
369,772
BWAY Holding Company
150,000 5.500%,  4/15/2024
i
151,812
Cleveland-Cliffs, Inc.
130,000 5.750%,  3/1/2025 132,925
100,000 9.875%,  10/17/2025
i
117,588
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 232,304
EI du Pont de Nemours &
Company
135,000 2.300%,  7/15/2030 140,943
First Quantum Minerals, Ltd.
215,000 7.500%,  4/1/2025
i
222,263
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 157,770
165,000 4.250%,  3/1/2030 178,870
Glencore Funding, LLC
24,000 4.125%,  5/30/2023
i
25,881
222,000 4.000%,  3/27/2027
i
252,123
Ingevity Corporation
190,000 3.875%,  11/1/2028
i
190,496
International Paper Company
230,000 4.350%,  8/15/2048 292,509
Kinross Gold Corporation
6,000 5.125%,  9/1/2021 6,092
168,000 5.950%,  3/15/2024 192,102
265,000 4.500%,  7/15/2027 306,908
Kraton Polymers, LLC
165,000 4.250%,  12/15/2025
i
165,825
Principal
Amount Long-Term Fixed Income (16.2%) Value
Basic Materials (0.2%) - continued
Mercer International, Inc.
$ 120,000 5.125%,  2/1/2029
i
$ 122,100
Methanex Corporation
140,000 5.250%,  12/15/2029 146,563
Norbord, Inc.
220,000 5.750%,  7/15/2027
i
236,225
Novelis Corporation
230,000 5.875%,  9/30/2026
i
240,925
70,000 4.750%,  1/30/2030
i
73,500
OCI NV
200,000 4.625%,  10/15/2025
i
206,965
Olin Corporation
220,000 5.125%,  9/15/2027 228,250
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 223,634
Steel Dynamics, Inc.
400,000 1.650%,  10/15/2027 409,696
Syngenta Finance NV
275,000 3.933%,  4/23/2021
i
276,162
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 445,533
Tronox Finance plc
100,000 5.750%,  10/1/2025
i
102,500
Vale Overseas, Ltd.
130,000 6.250%,  8/10/2026 159,575
77,000 6.875%,  11/21/2036 110,345
Venator Finance SARL
90,000 5.750%,  7/15/2025
i
88,875
WestRock Company
215,000 3.750%,  3/15/2025 239,039
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
i
9,311
Total 7,098,152
Capital Goods (0.3%)
AECOM
295,000 5.125%,  3/15/2027 330,016
Amsted Industries, Inc.
280,000 5.625%,  7/1/2027
i
295,400
Ardagh Packaging Finance plc
280,000 5.250%,  8/15/2027
i
290,231
BAE Systems plc
475,000 1.900%,  2/15/2031
i
473,965
Berry Global, Inc.
170,000 4.875%,  7/15/2026
i
181,985
Boeing Company
150,000 5.930%,  5/1/2060 201,502
250,000 5.040%,  5/1/2027 291,219
175,000 5.150%,  5/1/2030 207,804
400,000 5.705%,  5/1/2040 507,323
Carrier Global Corporation
425,000 2.700%,  2/15/2031 449,511
Cintas Corporation No. 2
9,000 2.900%,  4/1/2022 9,248
135,000 3.700%,  4/1/2027 155,044
CNH Industrial Capital, LLC
200,000 4.875%,  4/1/2021 201,440
CNH Industrial NV
125,000 3.850%,  11/15/2027 143,287
Covanta Holding Corporation
210,000 6.000%,  1/1/2027 219,356
45,000 5.000%,  9/1/2030 47,250

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Capital Goods (0.3%) - continued
Crown Americas Capital
Corporation IV
$ 280,000 4.500%,  1/15/2023 $ 293,650
Crown Cork & Seal Company, Inc.
110,000 7.375%,  12/15/2026 133,650
Emerson Electric Company
450,000 1.800%,  10/15/2027 470,528
GFL Environmental, Inc.
40,000 4.000%,  8/1/2028
i
39,600
190,000 3.500%,  9/1/2028
i
186,973
H&E Equipment Services, Inc.
220,000 3.875%,  12/15/2028
i
218,933
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 186,400
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 223,918
Jeld-Wen, Inc.
140,000 6.250%,  5/15/2025
i
150,150
30,000 4.625%,  12/15/2025
i
30,600
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024 364,775
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 217,966
46,000 6.150%,  9/1/2036 69,122
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 373,992
Owens-Brockway Glass Container,
Inc.
120,000 5.875%,  8/15/2023
i
128,400
Republic Services, Inc.
130,000 2.900%,  7/1/2026 141,860
Reynolds Group Issuer, Inc.
15,000 5.125%,  7/15/2023
i
15,186
Roper Technologies, Inc.
70,000 3.650%,  9/15/2023 75,664
116,000 4.200%,  9/15/2028 136,399
225,000 1.750%,  2/15/2031 220,947
SRM Escrow Issuer, LLC
200,000 6.000%,  11/1/2028
i
210,160
Standard Industries, Inc.
330,000 4.375%,  7/15/2030
i
350,213
Textron, Inc.
300,000 3.375%,  3/1/2028 325,441
TransDigm, Inc.
115,000 6.250%,  3/15/2026
i
121,636
320,000 5.500%,  11/15/2027 328,384
30,000 4.625%,  1/15/2029
i
29,794
United Rentals North America, Inc.
430,000 4.000%,  7/15/2030 453,521
United Technologies Corporation
225,000 4.450%,  11/16/2038 275,608
400,000 3.750%,  11/1/2046 459,331
WESCO Distribution, Inc.
130,000 7.250%,  6/15/2028
i
146,037
Total 10,383,419
Collateralized Mortgage Obligations (0.6%)
Ajax Mortgage Loan Trust
578,229
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
586,219
Principal
Amount Long-Term Fixed Income (16.2%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Angel Oak Mortgage Trust I, LLC
$ 509,198
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,i
$ 516,667
Banc of America Alternative Loan
Trust
20,308
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 19,417
Bellemeade Re, Ltd.
112,009
1.730%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
112,116
157,001
1.230%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
157,033
214,204
2.780%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
214,716
BRAVO Residential Funding Trust
307,513
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
317,081
775,000
1.991%,  1/25/2024, Ser.
2021-A, Class A1
i,j
774,988
Business Jet Securities, LLC
529,202
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
537,079
CHL Mortgage Pass-Through Trust
1,281,692
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,001,501
CIM Trust
661,623
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
703,921
Citicorp Mortgage Securities, Inc.
447,316
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 440,428
Citigroup Mortgage Loan Trust,
Inc.
91,543
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 93,497
4,443
3.734%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
3,909
Countrywide Alternative Loan Trust
69,838
2.712%,  10/25/2035, Ser.
2005-43, Class 4A1
b
67,727
119,022
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 64,768
320,365
7.000%,  10/25/2037, Ser.
2007-24, Class A10 174,480
Countrywide Home Loan
Mortgage Pass Through Trust
42,547
2.711%,  11/25/2035, Ser.
2005-22, Class 2A1
b
40,498
Countrywide Home Loans, Inc.
103,178
5.750%,  4/25/2037, Ser.
2007-3, Class A27 74,322
Credit Suisse First Boston
Mortgage Securities Corporation
15,794
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 15,791
Credit Suisse Mortgage Trust
305,147
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
304,897
664,733
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
710,319

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 1,490,269
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
$ 1,515,362
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
37,117
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 32,468
Federal Home Loan Mortgage
Corporation - REMIC
6,399,991
2.000%,  11/25/2050, Ser.
5038, Class NI
k
757,047
211,029
4.000%,  7/15/2031, Ser.
4104, Class KI
k
11,391
191,184
3.000%,  2/15/2033, Ser.
4170, Class IG
k
18,798
595,967
3.000%,  3/15/2033, Ser.
4180, Class PI
k
63,325
Federal National Mortgage
Association
8,933,471
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
505,213
Federal National Mortgage
Association - REMIC
1,073,218
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
62,302
FWD Securitization Trust
1,027,172
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
1,066,707
Galton Funding Mortgage Trust
2017-1
198,222
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
201,708
GS Mortgage-Backed Securities
Trust
245,179
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
249,217
J.P. Morgan Alternative Loan Trust
76,934
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 61,270
MASTR Alternative Loans Trust
191,158
0.580%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
29,124
Merrill Lynch Alternative Note
Asset Trust
94,433
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 60,330
MFRA Trust
337,629
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
338,774
New Residential Mortgage Loan
Trust
470,304
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
i,j
477,779
New York Mortgage Trust
580,653
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
584,288
Octagon Investment Partners 32,
Ltd.
300,000
2.491%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,i
300,112
Principal
Amount Long-Term Fixed Income (16.2%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 471,483
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
$ 477,387
419,460
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
423,109
RCO Mortgage, LLC
849,364
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
851,516
Residential Accredit Loans, Inc.
Trust
195,060
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 193,886
28,519
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 28,538
Residential Funding Mortgage
Security I Trust
29,718
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 28,009
Sequoia Mortgage Trust
150,221
3.116%,  9/20/2046, Ser.
2007-1, Class 4A1
b
117,137
Silver Hill Trust
280,725
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
293,067
Starwood Mortgage Residential
Trust
195,265
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
198,483
Structured Adjustable Rate
Mortgage Loan Trust
33,834
3.201%,  9/25/2035, Ser.
2005-18, Class 1A1
b
27,397
Structured Asset Mortgage
Investments, Inc.
48,281
0.750%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
46,037
Toorak Mortgage Corporation
1,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,269,056
2,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,029,108
400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
401,390
Verus Securitization Trust
77,415
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
77,913
169,468
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
170,852
532,417
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
544,958
426,625
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
437,855
348,117
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
353,781
1,081,137
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
1,103,331
WaMu Mortgage Pass Through
Certificates
42,937
3.014%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
41,567

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 90,024
3.037%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
$ 89,402
Total 22,470,368
Commercial Mortgage-Backed Securities (0.1%)
BBCMS Mortgage Trust
3,596,792
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
494,686
BFLD Trust
550,000
1.276%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
555,499
200,000
1.826%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
202,120
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
375,151
3.000%,  3/15/2045, Ser.
4741, Class GA 387,864
Federal National Mortgage
Association - ACES
5,998,007
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,k
671,349
GS Mortgage Securities Trust
700,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 754,374
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 863,222
Morgan Stanley Capital I Trust
3,745,678
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
533,968
Total 4,463,082
Communications Services (0.6%)
Altice France SA
130,000 5.500%,  1/15/2028
i
135,362
AMC Networks, Inc.
160,000 4.250%,  2/15/2029
d
159,282
American Tower Corporation
290,000 2.900%,  1/15/2030 308,345
450,000 2.100%,  6/15/2030 453,166
AT&T, Inc.
169,000 3.500%,  9/15/2053
i
162,832
450,000 2.300%,  6/1/2027 475,190
550,000 4.350%,  3/1/2029 645,784
97,000 4.300%,  2/15/2030 113,800
180,000 5.250%,  3/1/2037 226,941
180,000 4.900%,  8/15/2037 219,420
125,000 5.550%,  8/15/2041 163,736
500,000 3.100%,  2/1/2043 486,480
British Telecommunications plc
425,000 4.500%,  12/4/2023 470,487
Cable One, Inc.
70,000 4.000%,  11/15/2030
i
71,819
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
284,820
190,000 5.125%,  5/1/2027
i
199,777
390,000 4.750%,  3/1/2030
i
414,851
60,000 4.500%,  8/15/2030
i
63,187
Principal
Amount Long-Term Fixed Income (16.2%) Value
Communications Services (0.6%) - continued
Charter Communications
Operating, LLC
$ 77,000 6.834%,  10/23/2055 $ 112,270
200,000 4.500%,  2/1/2024 221,548
250,000 4.200%,  3/15/2028 283,951
640,000 6.484%,  10/23/2045 874,778
Comcast Corporation
225,000 4.049%,  11/1/2052 274,587
245,000 3.950%,  10/15/2025 279,312
400,000 4.250%,  10/15/2030 482,636
360,000 4.400%,  8/15/2035 446,090
243,000 4.750%,  3/1/2044 321,248
150,000 4.600%,  8/15/2045 194,478
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
i
278,142
Crown Castle International
Corporation
120,000 5.250%,  1/15/2023 130,834
184,000 3.200%,  9/1/2024 198,922
CSC Holdings, LLC
190,000 5.500%,  5/15/2026
i
197,070
90,000 4.125%,  12/1/2030
i
92,016
290,000 4.625%,  12/1/2030
i
295,800
Cumulus Media New Holdings,
Inc.
120,000 6.750%,  7/1/2026
i
121,800
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 269,038
Embarq Corporation
200,000 7.995%,  6/1/2036 245,068
Entercom Media Corporation
110,000 6.500%,  5/1/2027
i
112,750
Fox Corporation
270,000 3.500%,  4/8/2030
g
304,134
Front Range BidCo, Inc.
270,000 4.000%,  3/1/2027
i
270,761
Frontier Communications
Corporation
90,000 5.875%,  10/15/2027
i
96,723
GCI, LLC
120,000 4.750%,  10/15/2028
i
125,063
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 79,174
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
i
122,550
LCPR Senior Secured Financing
DAC
110,000 6.750%,  10/15/2027
i
118,275
Level 3 Financing, Inc.
330,000 4.625%,  9/15/2027
i
342,840
240,000 4.250%,  7/1/2028
i
245,930
Meredith Corporation
170,000 6.500%,  7/1/2025
i
179,988
Netflix, Inc.
400,000 4.875%,  4/15/2028 468,228
Nexstar Escrow Corporation
170,000 5.625%,  7/15/2027
i
180,448
Nielsen Finance, LLC
60,000 5.625%,  10/1/2028
i
64,120
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 95,833
135,000 4.200%,  6/1/2030 159,673

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Communications Services (0.6%) - continued
SBA Communications Corporation
$ 140,000 3.875%,  2/15/2027 $ 146,203
120,000 3.125%,  2/1/2029
i
119,700
Scripps Escrow II, Inc.
90,000 3.875%,  1/15/2029
i
90,000
SFR Group SA
310,000 7.375%,  5/1/2026
i
324,245
Sinclair Television Group, Inc.
180,000 5.500%,  3/1/2030
i
185,510
Sirius XM Radio, Inc.
310,000 5.000%,  8/1/2027
i
325,821
140,000 4.125%,  7/1/2030
i
144,255
Sprint Capital Corporation
120,000 6.875%,  11/15/2028 154,050
90,000 8.750%,  3/15/2032 137,475
Sprint Corporation
405,000 7.625%,  2/15/2025 483,975
Telefonica Emisiones SAU
375,000 4.570%,  4/27/2023 408,964
Time Warner Entertainment
Company, LP
51,000 8.375%,  3/15/2023 59,338
T-Mobile USA, Inc.
475,000 3.750%,  4/15/2027
i
533,810
130,000 2.625%,  2/15/2029 130,472
230,000 2.875%,  2/15/2031 231,870
400,000 4.375%,  4/15/2040
i
468,412
United States Cellular Corporation
110,000 6.700%,  12/15/2033 142,185
Univision Communications, Inc.
230,000 6.625%,  6/1/2027
i
242,075
VeriSign, Inc.
110,000 4.750%,  7/15/2027 116,885
Verizon Communications, Inc.
842,000 4.272%,  1/15/2036 1,024,791
425,000 2.650%,  11/20/2040 414,207
Viacom, Inc.
126,000 5.850%,  9/1/2043 171,249
ViaSat, Inc.
180,000 5.625%,  9/15/2025
i
184,104
Virgin Media Secured Finance plc
150,000 5.500%,  8/15/2026
i
156,563
Vodafone Group plc
150,000 4.875%,  6/19/2049 193,205
VTR Finance NV
90,000 6.375%,  7/15/2028
i
97,439
Walt Disney Company
500,000 2.200%,  1/13/2028 528,269
475,000 2.650%,  1/13/2031 512,757
300,000 3.500%,  5/13/2040 337,988
Ziggo BV
180,000 5.500%,  1/15/2027
i
187,633
Total 21,594,807
Consumer Cyclical (0.6%)
1011778 B.C., ULC
360,000 4.375%,  1/15/2028
i
367,200
Allied Universal Holdco, LLC
140,000 6.625%,  7/15/2026
i
149,968
Allison Transmission, Inc
180,000 3.750%,  1/30/2031
i
179,006
Amazon.com, Inc.
450,000 1.500%,  6/3/2030 448,503
Principal
Amount Long-Term Fixed Income (16.2%) Value
Consumer Cyclical (0.6%) - continued
$ 230,000 3.875%,  8/22/2037 $ 279,961
138,000 4.050%,  8/22/2047 174,666
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
g
209,210
American Honda Finance
Corporation
450,000 2.150%,  9/10/2024 475,403
Brookfield Property REIT, Inc.
70,000 5.750%,  5/15/2026
i
72,652
Brookfield Residential Properties,
Inc.
270,000 6.250%,  9/15/2027
i
284,850
Carnival Corporation
120,000 11.500%,  4/1/2023
i
136,151
90,000 10.500%,  2/1/2026
i
104,400
40,000 7.625%,  3/1/2026
i
42,300
Cedar Fair, LP
180,000 5.250%,  7/15/2029 180,164
Colt Merger Sub, Inc.
280,000 6.250%,  7/1/2025
i
295,096
CVS Health Corporation
450,000 3.625%,  4/1/2027 509,019
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 321,318
Dana, Inc.
180,000 5.625%,  6/15/2028 191,924
Empire Communities Corporation
100,000 7.000%,  12/15/2025
i
105,570
Ford Motor Company
80,000 9.000%,  4/22/2025 97,500
40,000 9.625%,  4/22/2030 56,688
160,000 7.450%,  7/16/2031 204,400
Ford Motor Credit Company, LLC
450,000 4.063%,  11/1/2024 468,513
350,000 4.134%,  8/4/2025 367,540
Gap, Inc.
80,000 8.625%,  5/15/2025
i
89,576
General Motors Company
450,000 6.125%,  10/1/2025 542,053
450,000 6.800%,  10/1/2027 578,418
General Motors Financial
Company, Inc.
9,000 4.375%,  9/25/2021 9,228
151,000 3.150%,  6/30/2022 156,040
84,000 3.950%,  4/13/2024 91,464
Hanesbrands, Inc.
250,000 4.875%,  5/15/2026
i
270,625
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
i
115,962
Hilton Domestic Operating
Company, Inc.
390,000 4.875%,  1/15/2030 420,391
Home Depot, Inc.
215,000 5.400%,  9/15/2040 303,516
126,000 4.250%,  4/1/2046 160,507
730,000 3.900%,  6/15/2047 893,518
Hyundai Capital America
225,000 1.250%,  9/18/2023
i
227,280
300,000 1.800%,  1/10/2028
i
298,840
International Game Technology plc
190,000 5.250%,  1/15/2029
i
202,825

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Consumer Cyclical (0.6%) - continued
KB Home
$ 150,000 4.800%,  11/15/2029 $ 165,219
Kohl's Corporation
225,000 9.500%,  5/15/2025 291,029
225,000 5.550%,  7/17/2045 247,030
L Brands, Inc.
190,000 6.625%,  10/1/2030
i
212,691
40,000 6.875%,  11/1/2035 46,372
Landry's, Inc.
150,000 6.750%,  10/15/2024
i
150,345
Lennar Corporation
200,000 4.875%,  12/15/2023 220,500
375,000 4.750%,  5/30/2025 427,729
Live Nation Entertainment, Inc.
90,000 3.750%,  1/15/2028
i
90,806
Mastercard, Inc.
320,000 3.950%,  2/26/2048 398,009
Mattamy Group Corporation
255,000 5.250%,  12/15/2027
i
268,387
McDonald's Corporation
450,000 2.125%,  3/1/2030 464,302
275,000 4.450%,  3/1/2047 342,494
MGM Resorts International
290,000 6.000%,  3/15/2023 309,575
20,000 5.750%,  6/15/2025 21,886
Norwegian Cruise Line Holdings,
Ltd.
90,000 10.250%,  2/1/2026
i
104,400
Owl Rock Capital Corporation
350,000 3.400%,  7/15/2026 358,814
PetSmart, Inc.
100,000 4.750%,  2/15/2028 102,250
70,000 7.750%,  2/15/2029 72,625
Prime Security Services Borrower,
LLC
360,000 5.750%,  4/15/2026
i
394,128
70,000 3.375%,  8/31/2027
i
69,093
Realogy Group, LLC
110,000 5.750%,  1/15/2029
i
112,337
Royal Caribbean Cruises, Ltd.
170,000 9.125%,  6/15/2023
i
183,387
70,000 11.500%,  6/1/2025
i
80,712
Scientific Games International, Inc.
200,000 5.000%,  10/15/2025
i
206,016
SeaWorld Parks and
Entertainment, Inc.
90,000 9.500%,  8/1/2025
i
96,525
Six Flags Entertainment
Corporation
120,000 5.500%,  4/15/2027
g,i
121,110
Six Flags Theme Parks, Inc.
80,000 7.000%,  7/1/2025
i
86,200
Staples, Inc.
220,000 7.500%,  4/15/2026
i
224,420
Target Corporation
425,000 2.250%,  4/15/2025 452,846
Tenneco, Inc.
90,000 5.000%,  7/15/2026 83,025
TJX Companies, Inc.
200,000 3.750%,  4/15/2027 230,638
270,000 3.875%,  4/15/2030 316,395
ViacomCBS, Inc.
500,000 4.200%,  5/19/2032 592,366
Principal
Amount Long-Term Fixed Income (16.2%) Value
Consumer Cyclical (0.6%) - continued
Visa, Inc.
$ 225,000 2.700%,  4/15/2040 $ 236,166
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
i
274,418
Walmart, Inc.
400,000 3.250%,  7/8/2029 457,935
Wyndham Destinations, Inc.
110,000 6.625%,  7/31/2026
i
122,848
Wyndham Hotels & Resorts, Inc.
70,000 4.375%,  8/15/2028
i
70,700
Yum! Brands, Inc.
290,000 4.750%,  1/15/2030
i
311,025
ZF North America Capital, Inc.
90,000 4.750%,  4/29/2025
i
97,618
Total 19,196,616
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
80,000 3.400%,  11/30/2023 86,373
79,000 3.750%,  11/30/2026 91,519
381,000 4.750%,  11/30/2036 512,414
AbbVie, Inc.
6,000 2.900%,  11/6/2022 6,259
275,000 2.950%,  11/21/2026 302,543
400,000 4.300%,  5/14/2036 486,663
140,000 4.850%,  6/15/2044 179,063
105,000 4.700%,  5/14/2045 132,288
750,000 4.875%,  11/14/2048 986,429
Albertson's Companies, Inc.
220,000 7.500%,  3/15/2026
i
242,550
225,000 3.500%,  3/15/2029
i
222,187
Altria Group, Inc.
705,000 5.800%,  2/14/2039 911,840
Amgen, Inc.
450,000 3.375%,  2/21/2050 482,914
125,000 3.125%,  5/1/2025 136,875
Anheuser-Busch Companies, LLC
185,000 3.650%,  2/1/2026 207,581
336,000 4.700%,  2/1/2036 415,012
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 684,207
290,000 4.375%,  4/15/2038 345,378
30,000 4.600%,  4/15/2048 36,431
Anthem, Inc.
360,000 3.125%,  5/15/2050 377,198
230,000 4.625%,  5/15/2042 291,548
Aramark Services, Inc.
90,000 6.375%,  5/1/2025
i
95,679
AstraZeneca plc
320,000 1.375%,  8/6/2030 309,063
BAT Capital Corporation
184,000 4.540%,  8/15/2047 200,740
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
i
51,515
200,000 5.000%,  2/15/2029
i
204,731
Baxalta, Inc.
118,000 4.000%,  6/23/2025 132,648
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 260,017
196,000 3.734%,  12/15/2024 216,721
225,000 3.700%,  6/6/2027 257,722

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Consumer Non-Cyclical (0.8%) - continued
Campbell Soup Company
$ 135,000 2.375%,  4/24/2030 $ 140,176
Cargill, Inc.
275,000 3.250%,  5/23/2029
i
309,860
Centene Corporation
60,000 4.750%,  1/15/2025 61,557
60,000 4.250%,  12/15/2027 63,473
150,000 4.625%,  12/15/2029 166,306
270,000 3.000%,  10/15/2030 282,406
Central Garden & Pet Company
160,000 4.125%,  10/15/2030 167,265
Cigna Corporation
400,000 4.800%,  8/15/2038 508,627
Clorox Company
300,000 3.100%,  10/1/2027 338,024
Community Health Systems, Inc.
90,000 6.000%,  1/15/2029
i
95,625
170,000 6.875%,  4/15/2029
d,i
171,912
Conagra Brands, Inc.
230,000 4.300%,  5/1/2024 256,050
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 238,122
180,000 2.875%,  5/1/2030 193,727
CVS Health Corporation
6,000 2.750%,  12/1/2022 6,223
550,000 4.875%,  7/20/2035 692,665
DaVita, Inc.
220,000 4.625%,  6/1/2030
i
231,070
DENTSPLY SIRONA, Inc.
200,000 3.250%,  6/1/2030 219,813
Edgewell Personal Care Company
90,000 5.500%,  6/1/2028
i
96,276
Encompass Health Corporation
240,000 4.500%,  2/1/2028 249,900
Energizer Holdings, Inc.
290,000 4.750%,  6/15/2028
i
302,238
General Mills, Inc.
240,000 2.875%,  4/15/2030 260,888
Gilead Sciences, Inc.
775,000 2.600%,  10/1/2040 759,603
H. J. Heinz Company
40,000 5.200%,  7/15/2045 46,521
HCA, Inc.
490,000 5.375%,  2/1/2025 550,143
400,000 5.500%,  6/15/2047 518,376
HLF Financing SARL, LLC
130,000 7.250%,  8/15/2026
i
137,272
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
i
532,214
JBS Investments II GmbH
110,000 5.750%,  1/15/2028
i
116,609
JBS USA, LLC
170,000 5.500%,  1/15/2030
i
193,103
Kellogg Company
500,000 2.100%,  6/1/2030 518,086
Keurig Dr. Pepper, Inc.
375,000 3.200%,  5/1/2030 416,075
Kimberly-Clark Corporation
270,000 3.100%,  3/26/2030 304,729
230,000 3.900%,  5/4/2047 288,654
Kraft Foods Group, Inc.
210,000 5.000%,  6/4/2042 242,714
Principal
Amount Long-Term Fixed Income (16.2%) Value
Consumer Non-Cyclical (0.8%) - continued
Kraft Heinz Foods Company
$ 350,000 4.625%,  1/30/2029 $ 399,799
310,000 3.750%,  4/1/2030 332,766
Medtronic, Inc.
13,000 4.625%,  3/15/2045 17,872
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
i
166,715
Mondelez International, Inc.
150,000 2.750%,  4/13/2030 162,126
MPH Acquisition Holdings, LLC
90,000 5.750%,  11/1/2028
g,i
89,212
Mylan, Inc.
380,000 4.550%,  4/15/2028 450,474
Par Pharmaceutical, Inc.
200,000 7.500%,  4/1/2027
i
215,664
Pilgrim's Pride Corporation
80,000 5.875%,  9/30/2027
i
85,136
Quest Diagnostics, Inc.
500,000 2.800%,  6/30/2031 542,167
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 321,584
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
i
167,013
Scotts Miracle-Gro Company
220,000 4.500%,  10/15/2029 235,950
SEG Holding, LLC
180,000 5.625%,  10/15/2028
i
191,880
Simmons Foods, Inc.
135,000 5.750%,  11/1/2024
i
138,881
Smithfield Foods, Inc.
165,000 2.650%,  10/3/2021
i
166,363
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
i
74,082
70,000 5.500%,  7/15/2030
i
75,250
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
i
79,976
Sysco Corporation
375,000 6.600%,  4/1/2040 538,736
Teleflex, Inc.
230,000 4.625%,  11/15/2027 243,195
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,780
300,000 5.125%,  11/1/2027
i
316,158
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,997
220,000 2.800%,  7/21/2023 218,108
Thermo Fisher Scientific, Inc.
270,000 4.133%,  3/25/2025 305,468
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 104,716
UnitedHealth Group, Inc.
250,000 2.950%,  10/15/2027 277,695
755,000 4.625%,  7/15/2035 982,087
VRX Escrow Corporation
450,000 6.125%,  4/15/2025
i
461,052
Zoetis, Inc.
288,000 4.700%,  2/1/2043 382,292
Total 26,389,604
Energy (0.5%)
Antero Midstream Partners, LP
70,000 5.750%,  3/1/2027
i
69,812

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Energy (0.5%) - continued
Antero Resources Corporation
$ 30,000 5.625%,  6/1/2023 $ 29,662
135,000 5.000%,  3/1/2025 127,913
Apache Corporation
80,000 4.875%,  11/15/2027 82,200
140,000 4.375%,  10/15/2028 139,390
110,000 5.100%,  9/1/2040 111,382
Archrock Partners, LP
120,000 6.250%,  4/1/2028
i
122,550
Blue Racer Midstream, LLC
90,000 7.625%,  12/15/2025
i
95,232
BP Capital Markets America, Inc.
425,000 2.939%,  6/4/2051 410,168
250,000 3.543%,  4/6/2027 283,420
Buckeye Partners, LP
40,000 4.125%,  3/1/2025
i
40,550
125,000 3.950%,  12/1/2026 125,911
Canadian Natural Resources, Ltd.
200,000 3.450%,  11/15/2021 203,176
140,000 2.050%,  7/15/2025 145,070
215,000 2.950%,  7/15/2030 223,864
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
i
129,603
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 67,796
40,000 6.750%,  11/15/2039 51,813
Cheniere Energy Partners, LP
425,000 5.625%,  10/1/2026 442,149
Chevron USA, Inc.
600,000 5.050%,  11/15/2044 811,886
CNX Resources Corporation
120,000 6.000%,  1/15/2029
i
124,014
Comstock Resources, Inc.
100,000 9.750%,  8/15/2026 106,500
ConocoPhillips
230,000 6.500%,  2/1/2039 345,823
Continental Resources, Inc.
21,000 4.500%,  4/15/2023 21,553
70,000 4.375%,  1/15/2028 71,385
90,000 5.750%,  1/15/2031
i
97,425
Diamondback Energy, Inc.
300,000 3.500%,  12/1/2029 318,744
Enagas SA
195,000 5.500%,  1/15/2028
i
193,050
Encana Corporation
70,000 6.625%,  8/15/2037 84,276
Endeavor Energy Resources, LP
170,000 5.750%,  1/30/2028
i
180,200
Energy Transfer Operating, LP
330,000 6.000%,  6/15/2048 374,817
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 97,776
125,000 5.150%,  2/1/2043 128,397
EnLink Midstream Partners, LP
140,000 4.850%,  7/15/2026 135,946
125,000 5.600%,  4/1/2044 100,313
Enterprise Products Operating,
LLC
48,000 5.100%,  2/15/2045 59,812
EOG Resources, Inc.
10,000 2.625%,  3/15/2023 10,414
375,000 4.375%,  4/15/2030 445,886
Principal
Amount Long-Term Fixed Income (16.2%) Value
Energy (0.5%) - continued
EQM Midstream Partners, LP
$ 160,000 6.500%,  7/1/2027
i
$ 171,327
70,000 5.500%,  7/15/2028 72,502
90,000 4.500%,  1/15/2029
i
86,870
70,000 6.500%,  7/15/2048 66,794
EQT Corporation
240,000 3.900%,  10/1/2027 249,300
Equinor ASA
265,000 3.000%,  4/6/2027 292,005
Exxon Mobil Corporation
400,000 3.452%,  4/15/2051 435,031
Genesis Energy, LP
70,000 6.500%,  10/1/2025 64,771
50,000 8.000%,  1/15/2027 47,515
Harvest Midstream, LP
160,000 7.500%,  9/1/2028
i
168,040
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
i
114,171
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
i
71,177
Kinder Morgan Energy Partners,
LP
12,000 3.450%,  2/15/2023 12,580
225,000 6.500%,  9/1/2039 292,534
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 142,210
Marathon Oil Corporation
375,000 4.400%,  7/15/2027 422,667
Marathon Petroleum Corporation
276,000 4.750%,  12/15/2023 305,211
59,000 6.500%,  3/1/2041 79,419
MEG Energy Corporation
130,000 5.875%,  2/1/2029
d,i
129,025
MPLX, LP
9,000 4.500%,  7/15/2023 9,747
500,000 4.875%,  12/1/2024 568,127
276,000 4.875%,  6/1/2025 316,696
Murphy Oil Corporation
90,000 5.875%,  12/1/2027 85,563
Newfield Exploration Company
270,000 5.625%,  7/1/2024 293,828
210,000 5.375%,  1/1/2026 229,432
NGL Energy Partners, LP
90,000 7.500%,  11/1/2023 82,125
NuStar Logistics, LP
130,000 5.750%,  10/1/2025 137,800
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 48,000
270,000 2.900%,  8/15/2024 261,225
120,000 3.400%,  4/15/2026 115,912
80,000 8.500%,  7/15/2027 93,976
160,000 3.500%,  8/15/2029 148,459
90,000 6.450%,  9/15/2036 98,764
230,000 4.400%,  4/15/2046 202,577
ONEOK, Inc.
360,000 2.200%,  9/15/2025 374,792
Pioneer Natural Resources
Company
85,000 4.450%,  1/15/2026 97,626
Plains All American Pipeline, LP
250,000 4.500%,  12/15/2026 280,625
500,000 3.550%,  12/15/2029 520,885

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Energy (0.5%) - continued
QEP Resources, Inc.
$ 90,000 5.625%,  3/1/2026 $ 100,359
Range Resources Corporation
70,000 9.250%,  2/1/2026 76,285
70,000 8.250%,  1/15/2029
i
73,500
Sabine Pass Liquefaction, LLC
71,000 6.250%,  3/15/2022 74,442
166,000 5.625%,  4/15/2023 181,565
185,000 5.750%,  5/15/2024 211,718
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
i
175,389
Southwestern Energy Company
140,000 7.500%,  4/1/2026 146,272
Suncor Energy, Inc.
95,000 3.600%,  12/1/2024 104,573
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,032
345,000 4.000%,  10/1/2027 380,216
Sunoco, LP
140,000 5.875%,  3/15/2028 148,400
70,000 4.500%,  5/15/2029
i
71,547
Targa Resources Partners, LP
110,000 5.375%,  2/1/2027 113,681
Transocean Guardian, Ltd.
126,875 5.875%,  1/15/2024
i
112,284
USA Compression Partners, LP
70,000 6.875%,  4/1/2026 73,164
W&T Offshore, Inc.
150,000 9.750%,  11/1/2023
i
118,610
Weatherford International, Ltd.
130,000 8.750%,  9/1/2024
i
133,900
Western Gas Partners, LP
184,000 4.000%,  7/1/2022 188,640
Western Midstream Operating, LP
50,000 4.100%,  2/1/2025 51,779
140,000 3.950%,  6/1/2025 142,100
70,000 5.500%,  8/15/2048 69,300
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 339,428
Williams Partners, LP
115,000 4.500%,  11/15/2023 126,266
185,000 6.300%,  4/15/2040 242,123
Total 17,264,759
Financials (1.3%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
i
229,463
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,399
125,000 4.350%,  11/3/2045 164,617
AerCap Ireland Capital DAC
84,000 4.625%,  7/1/2022 88,348
175,000 3.500%,  1/15/2025 186,679
350,000 3.875%,  1/23/2028
g
376,689
Air Lease Corporation
28,000 2.500%,  3/1/2021 28,047
Aircastle, Ltd.
200,000 5.000%,  4/1/2023 214,960
320,000 2.850%,  1/26/2028
i
313,551
Ally Financial, Inc.
150,000 5.750%,  11/20/2025 174,636
Principal
Amount Long-Term Fixed Income (16.2%) Value
Financials (1.3%) - continued
American International Group, Inc.
$ 126,000 4.125%,  2/15/2024 $ 139,232
275,000 3.750%,  7/10/2025 306,043
255,000 3.900%,  4/1/2026 288,780
Ares Capital Corporation
275,000 3.875%,  1/15/2026 295,976
150,000 2.150%,  7/15/2026 148,873
Athene Global Funding
5,000 4.000%,  1/25/2022
i
5,172
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,i
263,781
225,000 2.570%,  11/25/2035
b,i
224,465
Aviation Capital Group, LLC
290,000 2.875%,  1/20/2022
i
295,277
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
i
299,680
25,000 4.250%,  4/15/2026
i
26,990
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
i
314,724
Banco Santander SA
400,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
406,388
Bank of America Corporation
9,000 3.550%,  3/5/2024
b
9,573
450,000 4.200%,  8/26/2024 502,684
515,000 4.000%,  1/22/2025 574,179
450,000 3.458%,  3/15/2025
b
488,410
585,000 3.824%,  1/20/2028
b
666,816
450,000 2.496%,  2/13/2031
b
469,206
270,000 2.592%,  4/29/2031
b
283,279
400,000 1.922%,  10/24/2031
b
396,932
375,000 4.244%,  4/24/2038
b
453,459
Bank of New York Mellon
Corporation
210,000 2.500%,  4/15/2021 210,584
Barclays Bank plc
42,000 10.179%,  6/12/2021
i
43,452
Barclays plc
425,000 4.610%,  2/15/2023
b
442,614
168,000 3.650%,  3/16/2025 184,208
400,000 3.564%,  9/23/2035
b
419,336
Boston Properties, LP
325,000 4.500%,  12/1/2028 385,495
BPCE SA
350,000 3.500%,  10/23/2027
i
390,600
Camden Property Trust
525,000 3.150%,  7/1/2029 582,144
CANPACK SA
200,000 3.125%,  11/1/2025
i
203,250
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 311,761
Cascades USA, Inc.
110,000 5.125%,  1/15/2026
i
116,600
Chobani, LLC
180,000 4.625%,  11/15/2028
i
183,600
CIT Group, Inc.
90,000 5.250%,  3/7/2025 103,195
Citigroup, Inc.
435,000 4.400%,  6/10/2025 493,431
168,000 3.200%,  10/21/2026 185,257
426,000 3.668%,  7/24/2028
b
481,959
126,000 4.125%,  7/25/2028 144,577

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Financials (1.3%) - continued
$ 250,000 3.520%,  10/27/2028
b
$ 280,580
198,000 4.650%,  7/23/2048 261,426
CNA Financial Corporation
200,000 3.900%,  5/1/2029 233,526
Comerica, Inc.
70,000 3.700%,  7/31/2023 75,418
Commerzbank AG
230,000 8.125%,  9/19/2023
i
266,276
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
552,000 4.625%,  12/1/2023 614,056
Credit Acceptance Corporation
140,000 5.125%,  12/31/2024
i
143,850
Credit Agricole SA
375,000 3.250%,  1/14/2030
i
404,154
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,i,l
253,260
550,000 2.193%,  6/5/2026
b,i
571,776
Credit Suisse Group Funding
(Guernsey), Ltd.
18,000 3.800%,  9/15/2022 18,958
Danske Bank AS
400,000 3.244%,  12/20/2025
b,i
429,780
Deutsche Bank AG
275,000 3.547%,  9/18/2031
b
289,813
300,000 3.729%,  1/14/2032
b
298,367
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 106,177
Discover Bank
325,000 2.450%,  9/12/2024 343,458
290,000 4.682%,  8/9/2028
b
309,778
Diversified Healthcare Trust
40,000 4.750%,  2/15/2028 40,000
Drawbridge Special Opportunities
Fund, LP
180,000 3.875%,  2/15/2026
i
181,353
Duke Realty, LP
300,000 2.875%,  11/15/2029 327,586
ERP Operating, LP
32,000 3.375%,  6/1/2025 35,153
ESH Hospitality, Inc.
140,000 5.250%,  5/1/2025
i
142,800
70,000 4.625%,  10/1/2027
i
71,574
Fidelity National Financial, Inc.
125,000 5.500%,  9/1/2022 134,363
First Horizon National Corporation
550,000 4.000%,  5/26/2025 616,707
Fortress Transportation
90,000 6.500%,  10/1/2025
i
93,150
GE Capital Funding, LLC
375,000 4.400%,  5/15/2030
i
434,974
GE Capital International Funding
Company
480,000 4.418%,  11/15/2035 561,925
Global Net Lease, Inc.
210,000 3.750%,  12/15/2027
i
213,826
Goldman Sachs Group, Inc.
337,000
4.128%,  (LIBOR 3M +
3.922%), 2/5/2021
b,l
335,416
134,000 2.908%,  6/5/2023
b
138,303
525,000 3.625%,  2/20/2024 570,479
80,000 1.992%,  1/27/2032
b
79,851
165,000 4.750%,  10/21/2045 220,825
Principal
Amount Long-Term Fixed Income (16.2%) Value
Financials (1.3%) - continued
HCP, Inc.
$ 60,000 3.400%,  2/1/2025 $ 65,851
Healthpeak Properties, Inc.
275,000 2.875%,  1/15/2031 295,723
HSBC Holdings plc
212,000 6.875%,  6/1/2021
b,l
214,945
525,000 3.803%,  3/11/2025
b
572,014
200,000 3.900%,  5/25/2026 226,529
450,000 4.950%,  3/31/2030 554,034
Icahn Enterprises, LP
185,000 6.375%,  12/15/2025 190,781
ING Groep NV
350,000 4.100%,  10/2/2023 383,139
International Lease Finance
Corporation
112,000 5.875%,  8/15/2022 120,464
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
i
78,375
iStar, Inc.
130,000 4.250%,  8/1/2025 128,050
J.P. Morgan Chase & Company
9,000 2.776%,  4/25/2023
b
9,261
450,000 3.875%,  9/10/2024 500,820
240,000 3.125%,  1/23/2025 260,980
220,000 3.900%,  7/15/2025 247,744
135,000 3.300%,  4/1/2026 150,184
230,000 1.040%,  2/4/2027
b,d
229,868
375,000 4.203%,  7/23/2029
b
440,370
250,000 2.522%,  4/22/2031
b
262,287
300,000 1.953%,  2/4/2032
b,d
300,139
475,000 3.882%,  7/24/2038
b
556,621
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 402,933
Liberty Mutual Group, Inc.
84,000 4.950%,  5/1/2022
i
88,625
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
b
260,321
700,000 3.870%,  7/9/2025
b
769,184
MetLife, Inc.
125,000 4.050%,  3/1/2045 154,491
MGM Growth Properties Operating
Partnership, LP
100,000 4.625%,  6/15/2025
i
106,000
80,000 5.750%,  2/1/2027 89,672
Mitsubishi UFJ Financial Group,
Inc.
6,000 2.998%,  2/22/2022 6,169
640,000 3.455%,  3/2/2023 679,684
230,000 3.287%,  7/25/2027 260,993
550,000 2.048%,  7/17/2030 560,035
Mizuho Financial Group, Inc.
400,000 1.979%,  9/8/2031
b
400,122
Morgan Stanley
84,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,l
84,042
180,000 2.188%,  4/28/2026
b
189,069
210,000 4.350%,  9/8/2026 244,442
276,000 3.591%,  7/22/2028
b
312,195
250,000 3.772%,  1/24/2029
b
284,616
540,000 3.622%,  4/1/2031
b
614,856
230,000 2.802%,  1/25/2052
b
228,506
MPT Operating Partnership, LP
255,000 4.625%,  8/1/2029 272,715

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Financials (1.3%) - continued
Nasdaq, Inc.
$ 225,000 3.250%,  4/28/2050 $ 237,586
110,000 3.850%,  6/30/2026 125,868
Nationwide Building Society
275,000 3.622%,  4/26/2023
b,i
285,059
Natwest Group plc
325,000 3.032%,  11/28/2035
b
326,479
Omega Healthcare Investors, Inc.
225,000 3.375%,  2/1/2031 234,400
Park Aerospace Holdings, Ltd.
275,000 4.500%,  3/15/2023
i
289,081
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 456,100
Quicken Loans, LLC
100,000 3.625%,  3/1/2029
i
100,045
100,000 3.875%,  3/1/2031
i
101,375
Realty Income Corporation
185,000 4.125%,  10/15/2026 216,087
150,000 1.800%,  3/15/2033 147,139
Regency Centers, LP
320,000 4.125%,  3/15/2028 364,292
Reinsurance Group of America,
Inc.
323,000 4.700%,  9/15/2023 356,005
Royal Bank of Scotland Group plc
425,000 6.000%,  12/29/2025
b,l
468,031
400,000 4.445%,  5/8/2030
b
467,417
Service Properties Trust
120,000 4.500%,  6/15/2023 120,780
50,000 4.750%,  10/1/2026 48,000
90,000 5.500%,  12/15/2027 96,144
Societe Generale SA
138,000 4.750%,  11/24/2025
i
156,764
Springleaf Finance Corporation
210,000 6.875%,  3/15/2025 240,319
180,000 7.125%,  3/15/2026 210,600
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 139,435
225,000 1.710%,  1/12/2031 221,474
Synchrony Financial
55,000 4.250%,  8/15/2024 60,446
225,000 3.950%,  12/1/2027 251,364
UBS Group Funding Jersey, Ltd.
126,000 4.125%,  9/24/2025
i
143,169
UDR, Inc.
275,000 2.100%,  8/1/2032 274,556
Ventas Realty, LP
45,000 3.100%,  1/15/2023 47,116
VEREIT Operating Partnership, LP
300,000 2.850%,  12/15/2032 308,530
VICI Properties, LP
80,000 4.250%,  12/1/2026
i
82,748
40,000 3.750%,  2/15/2027
i
40,650
80,000 4.625%,  12/1/2029
i
85,200
40,000 4.125%,  8/15/2030
i
41,625
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 369,771
Wells Fargo & Company
168,000 3.450%,  2/13/2023 178,043
250,000 4.125%,  8/15/2023 272,012
15,000
1.442%,  (LIBOR 3M +
1.230%), 10/31/2023
b
15,250
Principal
Amount Long-Term Fixed Income (16.2%) Value
Financials (1.3%) - continued
$ 125,000 3.000%,  2/19/2025 $ 135,191
600,000 3.000%,  4/22/2026 655,311
168,000 3.000%,  10/23/2026 184,744
500,000 2.393%,  6/2/2028
b
527,653
323,000 4.900%,  11/17/2045 410,015
Westpac Banking Corporation
525,000 2.668%,  11/15/2035
b
530,334
Total 44,447,366
Mortgage-Backed Securities (4.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,753,587 3.000%,  3/25/2050 8,166,775
4,682,450 3.000%,  4/1/2050 4,931,842
41,502 3.500%,  7/1/2047 44,348
Federal National Mortgage
Association
1,710,624 4.500%,  5/1/2048 1,863,457
2,909,744 3.500%,  10/1/2048 3,090,789
26,203 3.500%,  6/1/2049 27,892
3,359,573 3.500%,  8/1/2049 3,573,207
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
22,800,000 2.000%,  3/1/2035
d
23,786,525
5,250,000 1.500%,  2/1/2036
d
5,383,301
7,750,000 2.000%,  2/1/2036
d
8,097,236
4,532,000 1.500%,  3/1/2036
d
4,638,693
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,150,000 2.000%,  2/1/2051
d,m
18,742,711
22,000,000 2.500%,  2/1/2051
d
23,181,641
3,675,000 1.500%,  3/1/2051
d
3,687,059
23,450,000 2.000%,  3/1/2051
d,m
24,173,652
19,953,000 2.500%,  3/1/2051
d
20,988,841
5,335,302 4.000%,  7/1/2048 5,723,291
Total 160,101,260
Technology (0.4%)
Apple, Inc.
115,000 3.000%,  2/9/2024 123,619
183,000 3.200%,  5/11/2027 206,213
250,000 3.000%,  6/20/2027 280,699
400,000 3.000%,  11/13/2027 449,825
585,000 3.750%,  9/12/2047 700,455
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 104,209
Baidu, Inc.
360,000 3.425%,  4/7/2030 392,993
Black Knight InfoServ, LLC
35,000 3.625%,  9/1/2028
i
35,418
Broadcom Corporation
146,000 3.875%,  1/15/2027 163,089
220,000 3.500%,  1/15/2028 240,110
Broadcom, Inc.
180,000 5.000%,  4/15/2030 214,276
CDW, LLC
160,000 4.250%,  4/1/2028 166,818
CommScope Technologies
Finance, LLC
342,000 6.000%,  6/15/2025
i
349,233

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Technology (0.4%) - continued
Crowdstrike Holdings, Inc.
$ 40,000 3.000%,  2/15/2029 $ 40,475
Diamond 1 Finance Corporation
26,000 5.450%,  6/15/2023
i
28,561
490,000 6.020%,  6/15/2026
i
591,524
Diamond Sports Group, LLC
250,000 6.625%,  8/15/2027
g,i
158,750
Fiserv, Inc.
350,000 2.250%,  6/1/2027 369,988
360,000 2.650%,  6/1/2030 382,296
Gartner, Inc.
90,000 4.500%,  7/1/2028
i
94,923
90,000 3.750%,  10/1/2030
i
92,530
Hewlett Packard Enterprise
Company
300,000 4.650%,  10/1/2024 340,027
Iron Mountain, Inc.
170,000 4.875%,  9/15/2029
i
176,524
150,000 5.250%,  7/15/2030
i
159,000
KLA Corporation
540,000 3.300%,  3/1/2050 593,559
Lam Research Corporation
450,000 2.875%,  6/15/2050 468,346
Micron Technology, Inc.
180,000 2.497%,  4/24/2023 187,804
Microsoft Corporation
307,000 2.675%,  6/1/2060 311,728
270,000 4.200%,  11/3/2035 345,129
975,000 3.700%,  8/8/2046 1,198,907
NCR Corporation
310,000 6.125%,  9/1/2029
i
334,174
NVIDIA Corporation
450,000 3.500%,  4/1/2040 517,195
NXP BV/NXP Funding, LLC
425,000 4.875%,  3/1/2024
i
477,488
Open Text Corporation
250,000 4.125%,  2/15/2030
i
262,425
Oracle Corporation
10,000 2.500%,  5/15/2022 10,248
168,000 2.400%,  9/15/2023 176,366
600,000 2.800%,  4/1/2027 655,752
250,000 3.850%,  7/15/2036 296,122
450,000 3.600%,  4/1/2040 506,387
Plantronics, Inc.
150,000 5.500%,  5/31/2023
i
150,563
PTC, Inc.
70,000 3.625%,  2/15/2025
i
71,750
60,000 4.000%,  2/15/2028
i
62,400
Qorvo, Inc.
110,000 3.375%,  4/1/2031
i
112,475
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
i
145,950
Sensata Technologies BV
160,000 5.000%,  10/1/2025
i
176,400
Sensata Technologies, Inc.
160,000 3.750%,  2/15/2031
i
164,206
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
i
52,125
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
i
307,113
Switch, Ltd.
130,000 3.750%,  9/15/2028
i
132,750
Principal
Amount Long-Term Fixed Income (16.2%) Value
Technology (0.4%) - continued
Texas Instruments, Inc.
$ 330,000 4.150%,  5/15/2048 $ 427,680
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 49,700
92,000 3.125%,  8/15/2027 103,816
VMware, Inc.
275,000 4.650%,  5/15/2027 319,053
Total 14,479,166
Transportation (0.1%)
Air Canada Pass Through Trust
34,328 3.875%,  3/15/2023
i
33,532
American Airlines, Inc.
100,000 11.750%,  7/15/2025
i
115,570
Boeing Company
175,000 5.805%,  5/1/2050 230,717
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 203,501
430,000 5.050%,  3/1/2041 581,480
100,000 4.450%,  3/15/2043 128,786
CSX Corporation
270,000 3.800%,  4/15/2050 318,867
Delta Air Lines, Inc.
200,000 7.000%,  5/1/2025
i
231,918
70,000 7.375%,  1/15/2026 80,418
Hawaiian Brand Intellectual
Property, Ltd.
140,000 5.750%,  1/20/2026
d,i
145,600
Mileage Plus Holdings, LLC
140,000 6.500%,  6/20/2027
i
153,125
Southwest Airlines Company
360,000 4.750%,  5/4/2023 390,104
150,000 5.125%,  6/15/2027 177,630
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,934
United Parcel Service, Inc.
360,000 4.450%,  4/1/2030 442,483
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
203,250
52,000 6.750%,  8/15/2024
i
54,995
Total 3,501,910
U.S. Government & Agencies (5.0%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 380,250
4,485,000 2.250%,  11/15/2027 4,937,705
7,300,000 2.875%,  5/15/2028 8,377,605
1,510,000 5.250%,  11/15/2028 2,013,550
4,600,000 1.625%,  8/15/2029 4,859,109
4,100,000 1.500%,  2/15/2030 4,277,133
1,175,000 4.375%,  5/15/2040 1,728,673
6,780,000 3.000%,  5/15/2042 8,422,031
12,618,000 2.500%,  5/15/2046 14,481,127
10,050,000 2.875%,  5/15/2049 12,453,363
U.S. Treasury Notes
1,610,000 1.500%,  9/30/2021 1,625,220
940,000 1.125%,  2/28/2022 950,428
7,440,000 1.875%,  7/31/2022 7,636,753
6,040,000 0.125%,  10/31/2022 6,041,416
80,000 2.000%,  11/30/2022 82,747
22,100,000 0.125%,  12/31/2022 22,104,316
4,750,000 2.500%,  3/31/2023 4,993,437
500,000 0.125%,  10/15/2023 499,551

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
U.S. Government & Agencies (5.0%) -
continued
$ 6,560,000 2.500%,  1/31/2024 $ 7,014,331
1,585,000 2.125%,  7/31/2024 1,689,387
2,490,000 2.250%,  11/15/2024 2,675,194
4,360,000 2.125%,  11/30/2024 4,666,222
700,000 1.375%,  1/31/2025 729,914
17,550,000 2.875%,  5/31/2025 19,464,047
250,000 0.250%,  8/31/2025 248,584
5,715,000 2.625%,  1/31/2026 6,334,274
20,870,000 2.500%,  2/28/2026 23,019,773
3,750,000 0.500%,  4/30/2027 3,718,066
Total 175,424,206
Utilities (0.4%)
Alabama Power Company
6,000 2.450%,  3/30/2022 6,139
Ameren Illinois Company
270,000 4.500%,  3/15/2049 355,722
American Water Capital
Corporation
450,000 2.800%,  5/1/2030 491,150
Appalachian Power Company
92,000 3.300%,  6/1/2027 102,356
Arizona Public Service Company
300,000 3.500%,  12/1/2049 339,917
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 192,828
Calpine Corporation
220,000 4.500%,  2/15/2028
i
225,984
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 185,987
245,000 4.250%,  11/1/2028 288,285
CMS Energy Corporation
126,000 2.950%,  2/15/2027 137,048
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 144,924
70,000 4.350%,  11/15/2045 88,650
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 821,704
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 78,420
Consumers Energy Company
325,000 4.350%,  4/15/2049 431,731
DTE Electric Company
95,000 3.700%,  3/15/2045 110,820
135,000 3.700%,  6/1/2046 157,489
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 407,482
Duke Energy Corporation
168,000 3.750%,  9/1/2046 185,221
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 133,881
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 195,067
Edison International
575,000 5.750%,  6/15/2027 691,560
Exelon Corporation
340,000 4.700%,  4/15/2050 436,542
90,000 5.100%,  6/15/2045 118,272
376,000 4.450%,  4/15/2046 461,905
Principal
Amount Long-Term Fixed Income (16.2%) Value
Utilities (0.4%) - continued
FirstEnergy Corporation
$ 60,000 2.850%,  7/15/2022 $ 61,128
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 32,259
84,000 5.300%,  7/1/2043 109,559
Mississippi Power Company
185,000 3.950%,  3/30/2028 213,185
Monongahela Power Company
95,000 5.400%,  12/15/2043
i
123,553
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 203,756
400,000 3.700%,  3/15/2029 464,954
NextEra Energy Operating
Partners, LP
390,000 3.875%,  10/15/2026
i
417,602
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 342,747
NiSource, Inc.
375,000 3.600%,  5/1/2030 426,573
NRG Energy, Inc.
270,000 3.375%,  2/15/2029
i
276,183
40,000 3.625%,  2/15/2031
i
41,600
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027 253,666
235,000 3.950%,  12/1/2047 236,152
PG&E Corporation
90,000 5.000%,  7/1/2028 96,558
70,000 5.250%,  7/1/2030 77,000
PPL Capital Funding, Inc.
195,000 5.000%,  3/15/2044 243,947
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 166,341
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 254,217
San Diego Gas and Electric
Company
330,000 4.150%,  5/15/2048 405,705
South Carolina Electric & Gas
Company
455,000 5.100%,  6/1/2065 695,285
Southern California Edison
Company
185,000 4.000%,  4/1/2047 206,826
Southern Company
250,000 3.250%,  7/1/2026 278,008
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 279,810
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 73,469
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 177,225
Talen Energy Supply, LLC
190,000 7.625%,  6/1/2028
i
204,725
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
i
194,250
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 367,267

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.2%) Value
Utilities (0.4%) - continued
Vistra Operations Company, LLC
$ 240,000 5.000%,  7/31/2027
i
$ 252,648
Total 13,965,282
Total Long-Term Fixed Income
(cost $534,198,324) 566,090,191
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
19,456,827 Thrivent Cash Management Trust 19,456,827
Total Collateral Held for
Securities Loaned
(cost $19,456,827) 19,456,827
Shares or
Principal
Amount Short-Term Investments ( 8.4% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.070%, 2/9/2021
n,o
799,993
1,800,000 0.078%, 3/5/2021
n,o
1,799,920
3,200,000 0.077%, 3/10/2021
n,o
3,199,835
1,000,000 0.060%, 3/16/2021
n
999,940
3,300,000 0.080%, 3/17/2021
n,o
3,299,798
10,000,000 0.053%, 3/23/2021
n,o
9,999,306
400,000 0.090%, 3/26/2021
n,o
399,971
6,500,000 0.051%, 3/30/2021
n,o
6,499,485
6,000,000 0.085%, 4/7/2021
n,o
5,999,242
8,200,000 0.085%, 4/8/2021
n,o
8,198,948
1,900,000 0.080%, 4/14/2021
n,o
1,899,734
1,100,000 0.040%, 5/4/2021
n,o
1,099,803
Thrivent Core Short-Term Reserve
Fund
24,761,638 0.200% 247,616,382
Total Short-Term Investments
(cost $291,689,332) 291,812,357
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
111 $136.50, expires 2/19/2021 26,016
Put on 30-Yr. U.S. Treasury Bond
Futures
108 $168.00, expires 2/19/2021 109,687
Total Options Purchased
(cost $133,637) 135,703
Total Investments (cost
$2,870,365,988) 104.7% $3,647,641,399
Other Assets and Liabilities, Net
(4.7%) (163,634,587)
Total Net Assets 100.0% $3,484,006,812
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 29, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $83,745,400 or
2.4% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 29, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,073,716
Common Stock 17,715,566
Total lending $18,789,282
Gross amount payable upon return of
collateral for securities loaned $19,456,827
Net amounts due to counterparty
$667,545

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,790,096 – 1,790,096 –
Capital Goods 2,764,932 – 2,563,432 201,500
Communications Services 7,767,207 – 7,767,207 –
Consumer Cyclical 4,634,034 – 4,634,034 –
Consumer Non-Cyclical 5,064,400 – 5,013,400 51,000
Energy 1,174,412 – 1,174,412 –
Financials 2,702,695 – 2,702,695 –
Technology 2,373,258 – 2,373,258 –
Transportation 986,436 – 986,436 –
Utilities 1,423,925 – 1,024,481 399,444
Registered Investment Companies
Unaffiliated 33,836,932 33,836,932 – –
Affiliated 1,445,977,326 1,445,977,326 – –
Common Stock
Communications Services 28,294,563 28,289,605 4,958 –
Consumer Discretionary 119,774,457 119,765,258 9,199 –
Consumer Staples 29,547,940 29,547,940 – –
Energy 17,732,216 17,732,216 – –
Financials 134,400,322 132,850,885 1,548,433 1,004
Health Care 138,678,153 138,678,153 – –
Industrials 156,770,863 156,770,863 – –
Information Technology 204,871,422 204,625,298 246,124 –
Materials 36,871,937 35,612,231 1,259,704 2
Real Estate 62,887,435 62,887,435 – –
Utilities 14,265,162 14,265,162 – –
Long-Term Fixed Income
Asset-Backed Securities 25,310,194 – 25,310,194 –
Basic Materials 7,098,152 – 7,098,152 –
Capital Goods 10,383,419 – 10,383,419 –
Collateralized Mortgage Obligations 22,470,368 – 22,470,368 –
Commercial Mortgage-Backed Securities 4,463,082 – 4,463,082 –
Communications Services 21,594,807 – 21,594,807 –
Consumer Cyclical 19,196,616 – 19,196,616 –
Consumer Non-Cyclical 26,389,604 – 26,389,604 –
Energy 17,264,759 – 17,264,759 –
Financials 44,447,366 – 44,447,366 –
Mortgage-Backed Securities 160,101,260 – 160,101,260 –
Technology 14,479,166 – 14,479,166 –
Transportation 3,501,910 – 3,501,910 –
U.S. Government & Agencies 175,424,206 – 175,424,206 –
Utilities 13,965,282 – 13,965,282 –
Short-Term Investments 44,195,975 – 44,195,975 –
Options Purchased 135,703 135,703 – –
Subtotal Investments in Securities $3,065,011,992 $2,420,975,007 $643,384,035 $652,950
Other Investments  * Total
Affiliated Short-Term Investments 247,616,382
Affiliated Registered Investment Companies 315,556,198
Collateral Held for Securities Loaned 19,456,827
Subtotal Other Investments $582,629,407
Total Investments at Value $3,647,641,399
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,127,758 12,127,758 – –
Total Asset Derivatives $12,127,758 $12,127,758 $– $–
Liability Derivatives
Futures Contracts 35,641,091 35,641,091 – –
Call Options Written 34,891 – – 34,891
Total Liability Derivatives $35,675,982 $35,641,091 $– $34,891
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling $41,996,099 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 March 2021 $ 3,725,230 ( $ 25,386)
CBOT 2-Yr. U.S. Treasury Note 124 March 2021 27,371,444 29,650
CBOT 5-Yr. U.S. Treasury Note 91 March 2021 11,467,706 (13,081)
CBOT U.S. Long Bond 47 March 2021 8,196,648 (266,867)
CME E-mini Russell 2000 Index 21 March 2021 2,131,423 40,187
CME E-mini S&P 500 Index 2,450 March 2021 448,117,928 5,769,071
CME E-mini S&P Mid-Cap 400 Index 10 March 2021 2,304,661 31,039
ICE US mini MSCI Emerging Markets Index 1,626 March 2021 101,923,461 5,888,469
Total Futures Long Contracts $ 605,238,501 $ 11,453,082
CME E-mini Russell 2000 Index (3,027) March 2021 ( $ 288,865,875) ( $ 24,156,195)
CME E-mini S&P Mid-Cap 400 Index (1,106) March 2021 (247,437,594) (10,890,826)
CME Ultra Long Term U.S. Treasury Bond (19) March 2021 (4,101,658) 212,002
ICE mini MSCI EAFE Index (411) March 2021 (43,184,789) (288,736)
Ultra 10-Yr. U.S. Treasury Note (50) March 2021 (7,848,747) 157,340
Total Futures Short Contracts ( $ 591,438,663) ($34,966,415)
Total Futures Contracts $ 13,799,838 ($23,513,333)

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of January 29, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 111.00 $ 136.50 February 2021 15,210,469 $ 26,016 ( $ 26,295)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 108.00 168.00 February 2021 18,221,625 109,687 28,361
Total Options Purchased Contracts $135,703 $2,066
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3.63) $ 103.25 February 2021 (3,743,379) ( $ 5,332) $ 11,943
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (7.25) 103.09 March 2021 (7,473,730) (25,209) 7,076
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (3.63) 103.23 February 2021 (3,743,379) (4,350) 5,421
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($34,891) $24,440
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $43,419 $550 $– $45,647 4,480 1.3%
Core Emerging Markets Equity 25,904 3,851 – 34,837 2,853 1.0
Core International Equity 78,266 11,646 35,000 67,998 7,025 1.9
Core Low Volatility Equity 154,722 3,483 – 167,074 13,605 4.8
Global Stock, Class S 140,176 5,301 – 164,017 6,001 4.7
High Yield, Class S 22,568 273 – 23,797 5,085 0.7
Income, Class S 73,867 2,511 – 76,215 7,652 2.2
International Allocation, Class S 226,007 4,205 – 264,583 24,984 7.6
Large Cap Growth, Class S 299,553 21,780 – 340,252 19,668 9.8
Large Cap Value, Class S 215,898 16,283 – 259,171 11,186 7.4
Limited Maturity Bond, Class S 38,375 157 – 38,805 3,043 1.1
Mid Cap Stock, Class S 182,940 7,016 – 219,963 6,741 6.3
Small Cap Stock, Class S 45,587 921 – 59,175 2,011 1.7
Total Affiliated Registered Investment
Companies 1,547,282 1,761,534 50.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 263,830 168,065 184,278 247,616 24,762 7.1
Total Affiliated Short-Term Investments 263,830 247,616 7.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   7,754 121,095 109,392 19,457 19,457 0.6
Total Collateral Held for Securities Loaned 7,754 19,457 0.6
Total Value $1,818,866 $2,028,607
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,678 $– $494
Core Emerging Markets Equity – 5,082 – 250
Core International Equity (447) 13,533 – 1,809
Core Low Volatility Equity Fund – 8,869 456 3,028
Global Stock, Class S – 18,540 3,687 1,614
High Yield, Class S – 956 – 273
Income, Class S – (163) 1,982 529
International Allocation, Class S – 34,371 – 4,206
Large Cap Growth, Class S – 18,919 21,779 –
Large Cap Value, Class S – 26,990 12,347 3,935
Limited Maturity Bond, Class S – 273 – 157
Mid Cap Stock, Class S – 30,007 6,432 584
Small Cap Stock, Class S – 12,667 559 362
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (14) 13 – 142
Total Income/Non Income Cash from Affiliated Investments $17,383
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 2 25
Total Affiliated Income from Securities Loaned, Net $25
Total $(461) $171,735 $47,244

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.2% )
a
Value
Basic Materials (0.1%)
Avantor Funding, Inc., Term Loan
$ 150,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 150,438
Ball Metalpack Finco , LLC, Term
Loan
92,625
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
91,930
Chemours Company, Term Loan
127,930
1.880%,  (LIBOR 1M +
1.750%), 4/3/2025
b
126,842
Hexion , Inc., Term Loan
109,169
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
109,259
INEOS US Petrochem, LLC, Term
Loan
210,000
0.000%,  (LIBOR 1M +
2.750%), 1/21/2026
b,c,d
210,613
Innophos Holdings, Inc., Term
Loan
109,175
3.621%,  (LIBOR 1M +
3.500%), 2/7/2027
b
109,085
Nouryon USA, LLC, Term Loan
302,658
3.129%,  (LIBOR 1M +
3.000%), 10/1/2025
b
301,145
Pixelle Specialty Solutions, LLC,
Term Loan
186,309
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
186,356
PQ Corporation, Term Loan
96,592
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
96,640
Total 1,382,308
Capital Goods (0.2%)
Asplundh Tree Expert, LLC, Term
Loan
79,800
2.621%,  (LIBOR 1M +
2.500%), 9/4/2027
b
79,966
Flex Acquisition Company, Inc.
Term Loan
239,091
3.238%,  (LIBOR 3M +
3.000%), 6/29/2025
b
237,389
Gemini HDPE, LLC, Term Loan
185,000
3.500%,  (LIBOR 3M +
3.000%), 12/28/2027
b,c,d
183,690
GFL Environmental, Inc., Term
Loan
205,000
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
205,683
Graham Packaging Company,
Inc., Term Loan
107,763
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
108,017
MI Windows and Doors, Inc., Term
Loan
175,000
4.500%,  (LIBOR 1M +
3.750%), 12/15/2027
b,e
176,312
Navistar, Inc., Term Loan
266,750
3.630%,  (LIBOR 1M +
3.500%), 11/6/2024
b
266,150
Pactiv Evergreen Group Holdings,
Inc., Term Loan
152,822
2.871%,  (LIBOR 1M +
2.750%), 2/5/2023
b
152,728
Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.2%) - continued
$ 85,000
3.371%,  (LIBOR 1M +
3.250%), 2/16/2026
b
$ 85,042
TransDigm , Inc., Term Loan
382,145
2.371%,  (LIBOR 1M +
2.250%), 12/9/2025
b
375,259
Vertiv Group Corporation, Term
Loan
367,225
3.144%,  (LIBOR 1M +
3.000%), 3/2/2027
b
367,445
Total 2,237,681
Communications Services (0.5%)
Altice France SA, Term Loan
115,500
2.871%,  (LIBOR 1M +
2.750%), 7/31/2025
b
113,960
Cablevision Lightpath , LLC, Term
Loan
184,537
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
184,999
CCI Buyer, Inc., Term Loan
60,000
4.750%,  (LIBOR 2M +
4.000%), 12/12/2027
b
60,360
CommScope , Inc., Term Loan
208,942
3.371%,  (LIBOR 1M +
3.250%), 4/4/2026
b
208,257
Coral-US Co-Borrower, LLC, Term
Loan
455,000
2.371%,  (LIBOR 1M +
2.250%), 1/31/2028
b
452,443
Diamond Sports Group, LLC, Term
Loan
341,556
3.380%,  (LIBOR 1M +
3.250%), 8/24/2026
b
290,039
E.W. Scripps Company, Term Loan
220,000
3.750%,  (LIBOR 1M +
3.000%), 12/15/2027
b,c,d
219,835
Eagle Broadband Investments,
LLC, Term Loan
305,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
306,208
Entercom Media Corporation, Term
Loan
166,710
2.623%,  (LIBOR 1M +
2.500%), 11/17/2024
b
164,071
GCI, LLC, Term Loan
289,275
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
288,913
Gray Television, Inc., Term Loan
100,000
2.394%,  (LIBOR 1M +
2.250%), 2/7/2024
b
99,438
HCP Acquisition, LLC, Term Loan
282,981
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
283,386
iHeartCommunications , Inc., Term
Loan
129,023
3.121%,  (LIBOR 1M +
3.000%), 5/1/2026
b
127,313
Lumen Technologies, Inc., Term
Loan
257,400
2.371%,  (LIBOR 1M +
2.250%), 3/15/2027
b
256,306
Meredith Corporation, Term Loan
159,599
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
162,093

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Communications Services (0.5%) - continued
NEP Group, Inc., Term Loan
$ 171,500
3.371%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 163,306
25,000
7.121%,  (LIBOR 1M +
7.000%), 10/19/2026
b
22,325
Nexstar Broadcasting, Inc., Term
Loan
246,980
2.894%,  (LIBOR 1M +
2.750%), 9/19/2026
b
246,945
Nielsen Finance, LLC, Term Loan
89,325
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
89,828
Radiate Holdco, LLC, Term Loan
430,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
429,643
SBA Senior Finance II, LLC, Term
Loan
197,531
1.880%,  (LIBOR 1M +
1.750%), 4/11/2025
b
196,589
Terrier Media Buyer, Inc., Term
Loan
260,000
0.000%,  (LIBOR 1M +
3.500%), 12/17/2026
b,c,d
259,610
143,550
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
143,442
59,700
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
59,700
TNS, Inc., Term Loan
199,722
4.130%,  (LIBOR 1M +
4.000%), 8/14/2022
b
199,848
Virgin Media Bristol, LLC, Term
Loan
300,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,c,d
300,042
WideOpenWest Finance, LLC,
Term Loan
215,847
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
215,174
Xplornet Communications, Inc.,
Term Loan
189,162
4.871%,  (LIBOR 1M +
4.750%), 6/10/2027
b
190,649
Ziggo Financing Partnership, Term
Loan
240,000
2.627%,  (LIBOR 1M +
2.500%), 4/30/2028
b
238,399
Total 5,973,121
Consumer Cyclical (0.3%)
1011778 B.C., LLC, Term Loan
273,618
1.871%,  (LIBOR 1M +
1.750%), 11/19/2026
b
271,508
Caesars Resort Collection, LLC,
Term Loan
244,387
4.621%,  (LIBOR 1M +
4.500%), 7/20/2025
b
244,082
Carnival Corporation, Term Loan
124,687
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
128,194
Cengage Learning, Inc., Term
Loan
115,149
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
110,529
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.3%) - continued
CP Atlas Buyer, Inc., Term Loan
$ 100,000
0.000%,  (LIBOR 1M +
3.750%), 12/27/2027
b,c,d
$ 100,000
Four Seasons Hotels, Ltd., Term
Loan
193,939
2.121%,  (LIBOR 1M +
2.000%), 11/30/2023
b
193,115
Golden Entertainment, Inc., Term
Loan
376,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
372,745
Golden Nugget, LLC, Term Loan
163,159
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
159,641
Harbor Freight Tools USA, Inc.,
Term Loan
234,412
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
234,530
LCPR Loan Financing, LLC, Term
Loan
405,000
5.127%,  (LIBOR 1M +
5.000%), 10/15/2026
b
408,163
Michaels Stores, Inc., Term Loan
169,150
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
168,727
Penn National Gaming, Inc., Term
Loan
118,546
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
117,953
PetSmart, Inc., Term Loan
85,000
0.000%,  (LIBOR 1M +
3.750%), 1/29/2028
b,c,d
84,894
Scientific Games International,
Inc., Term Loan
652,641
2.871%,  (LIBOR 1M +
2.750%), 8/14/2024
b
640,815
Staples, Inc., Term Loan
35,370
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
34,822
141,634
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
138,447
Stars Group Holdings BV, Term
Loan
84,321
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
84,507
Tenneco, Inc., Term Loan
180,252
3.121%,  (LIBOR 1M +
3.000%), 10/1/2025
b
177,954
Truck Hero, Inc., Term Loan
45,000
0.000%,  (LIBOR 1M +
3.750%), 1/20/2028
b,c,d
45,023
Wyndham Hotels & Resorts, Inc.,
Term Loan
136,850
1.871%,  (LIBOR 1M +
1.750%), 5/30/2025
b
135,900
Total 3,851,549
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
144,633
4.394%,  (LIBOR 1M +
4.250%), 5/6/2024
b
144,633
Aramark Services, Inc., Term Loan
550,000
1.871%,  (LIBOR 1M +
1.750%), 3/11/2025
b
544,500

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Bausch Health Americas, Inc.,
Term Loan
$ 328,704
3.121%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 328,757
Bellring Brands, LLC, Term Loan
64,425
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
64,941
Change Healthcare Holdings, LLC,
Term Loan
125,606
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
125,606
Chobani , LLC, Term Loan
94,762
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
95,059
CNT Holdings I Corporation, Term
Loan
125,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
125,536
35,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
35,700
Dole Food Company, Inc., Term
Loan
216,133
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
215,980
Endo International plc, Term Loan
133,773
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
132,602
Froneri U.S., Inc., Term Loan
79,600
2.371%,  (LIBOR 1M +
2.250%), 1/31/2027
b
79,147
Global Medical Response, Inc.,
Term Loan
29,100
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
29,020
585,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
585,146
Grifols Worldwide Operations USA,
Inc., Term Loan
169,572
2.092%,  (LIBOR 1W +
2.000%), 11/15/2027
b
169,148
IQVIA, Inc., Term Loan
59,538
1.871%,  (LIBOR 1M +
1.750%), 1/1/2025
b
59,449
JBS USA LUX SA, Term Loan
291,294
2.121%,  (LIBOR 1M +
2.000%), 5/1/2026
b
290,688
MPH Acquisition Holdings, LLC,
Term Loan
449,196
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
448,383
Ortho-Clinical Diagnostics SA,
Term Loan
554,600
3.394%,  (PRIME + 2.250%),
6/30/2025
b
552,936
Plantronics, Inc., Term Loan
130,682
2.621%,  (LIBOR 1M +
2.500%), 7/2/2025
b
129,138
PPD, Inc., Term Loan
160,000
2.750%,  (LIBOR 1M +
2.250%), 1/6/2028
b
160,600
Precision Medicine Group, LLC,
Term Loan
30,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d
30,094
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
$ 205,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b
$ 205,642
Sotera Health Holdings, LLC, Term
Loan
127,000
0.000%,  (LIBOR 1M +
2.750%), 12/13/2026
b,c,d
126,629
US Foods, Inc., Term Loan
89,299
1.871%,  (LIBOR 1M +
1.750%), 6/27/2023
b
88,385
Total 4,767,719
Energy (0.1%)
Buckeye Partners, LP, Term Loan
210,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
209,882
347,375
2.897%,  (PRIME + 1.750%),
11/1/2026
b
347,180
Calpine Corporation, Term Loan
235,000
2.630%,  (LIBOR 1M +
2.500%), 12/16/2027
b
235,099
Energizer Holdings, Inc., Term
Loan
65,000
2.750%,  (LIBOR 1M +
2.250%), 12/16/2027
b
64,960
Lealand Finance Company BV,
Term Loan
52,233
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
33,778
Lummus Technology Holdings V,
LLC, Term Loan
204,488
4.121%,  (LIBOR 1M +
4.000%), 6/30/2027
b
204,872
Total 1,095,771
Financials (0.2%)
Asurion , LLC, Term Loan
270,000
3.371%,  (LIBOR 1M +
3.250%), 12/18/2026
b,c,d
268,426
95,000
0.000%,  (LIBOR 1M +
3.250%), 8/3/2027
b,c,d
94,406
175,000
0.000%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c,d
176,312
Avolon TLB Borrower 1 US, LLC,
Term Loan
121,007
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
120,594
Blackstone CQP Holdco, LP, Term
Loan
384,150
3.736%,  (LIBOR 3M +
3.500%), 9/30/2024
b
383,808
BPR Nimbus, LLC, Term Loan
153,839
2.621%,  (LIBOR 1M +
2.500%), 8/24/2025
b
148,967
Delos Finance SARL, Term Loan
110,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
109,756
INEOS US Finance, LLC, Term
Loan
89,309
2.121%,  (LIBOR 1M +
2.000%), 3/31/2024
b
88,731
Level 3 Financing, Inc., Term Loan
250,000
1.871%,  (LIBOR 1M +
1.750%), 3/1/2027
b
248,282

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Financials (0.2%) - continued
MoneyGram International, Inc.,
Term Loan
$ 144,085
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
$ 143,664
NCR Corporation, Term Loan
107,525
2.720%,  (LIBOR 3M +
2.500%), 8/28/2026
b
107,167
Newco Financing Partnership,
Term Loan
197,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
197,451
Northriver Midstream Finance, LP,
Term Loan
202,412
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
201,653
TricorBraun Holdings, Inc.,
Delayed Draw
45,907
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
45,792
TricorBraun Holdings, Inc., Term
Loan
204,093
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
203,583
UPC Financing Partnership, Term
Loan
197,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
197,451
Total 2,736,043
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
216,823
3.711%,  (LIBOR 2M +
3.500%), 8/21/2026
b
211,199
Prime Security Services Borrower,
LLC, Term Loan
585,000
0.000%,  (LIBOR 1M +
2.750%), 9/23/2026
b,c,d
584,479
Rackspace Technology Global,
Inc., Term Loan
472,801
4.000%,  (LIBOR 1M +
3.000%), 11/3/2023
b
472,536
SS&C Technologies, Inc., Term
Loan
173,482
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
172,377
136,016
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
135,150
Zayo Group Holdings, Inc., Term
Loan
311,776
3.121%,  (LIBOR 1M +
3.000%), 3/9/2027
b
309,659
Total 1,885,400
Transportation (0.1%)
Delta Air Lines, Inc., Term Loan
74,625
5.750%,  (LIBOR 1M +
4.750%), 4/29/2023
b
75,782
Genesee & Wyoming, Inc., Term
Loan
218,350
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
218,077
Principal
Amount Bank Loans (2.2%)
a
Value
Transportation (0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 133,147
SkyMiles IP, Ltd., Term Loan
170,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
177,820
United Airlines, Inc., Term Loan
163,303
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
159,936
Total 764,762
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
37,539
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
37,492
Core and Main, LP, Term Loan
273,892
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
273,071
EnergySolutions , LLC, Term Loan
136,500
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
135,817
Exgen Renewables IV, LLC, Term
Loan
245,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
246,348
Pacific Gas and Electric Company,
Term Loan
273,625
6.750%,  (PRIME + 3.500%),
6/23/2025
b
275,814
PG&E Corporation, Term Loan
345,000
0.000%,  (LIBOR 1M +
3.000%), 6/23/2025
b,c,d,e
348,881
Total 1,317,423
Total Bank Loans
(cost $25,763,387) 26,011,777
Principal
Amount Long-Term Fixed Income ( 40.1% ) Value
Asset-Backed Securities (1.9%)
522 Funding CLO, Ltd.
475,000
1.824%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,g
475,052
Access Group, Inc.
102,166
0.648%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
101,226
Aimco CLO 10, Ltd.
400,000
1.542%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
400,346
Aimco CLO 11, Ltd.
650,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,g
651,059
Ares CLO, Ltd.
550,000
1.623%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
550,169

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Asset-Backed Securities (1.9%) - continued
Ares XXXIIR CLO, Ltd.
$ 525,000
2.221%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,g
$ 525,113
Benefit Street Partners CLO IV, Ltd.
700,000
1.474%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,g
700,156
450,000
1.974%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
450,413
Buttermilk Park CLO, Ltd.
925,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
925,270
Carlyle Global Market Strategies
CLO, Ltd.
600,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
600,112
CBAM, Ltd.
600,000
1.521%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
600,150
Cent CLO, LP
175,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
175,088
CIFC Funding, Ltd.
250,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,g
250,743
Colony American Finance Trust
630,108
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
672,287
Commonbond Student Loan Trust
100,225
0.630%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
99,533
CoreVest American Finance Trust
878,598
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
929,146
Dryden 36 Senior Loan Fund
375,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
375,215
Dryden Senior Loan Fund
500,000
1.623%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
500,165
Earnest Student Loan Program,
LLC
84,180
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
84,419
ECMC Group Student Loan Trust
451,259
1.280%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,g
455,919
Flatiron CLO, Ltd.
250,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,g
251,620
Principal
Amount Long-Term Fixed Income (40.1%) Value
Asset-Backed Securities (1.9%) - continued
Galaxy XX CLO, Ltd.
$ 550,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
$ 549,987
Golub Capital Partners, Ltd.
491,945
1.374%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,g
492,054
468,000
1.424%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
467,978
Harley Marine Financing, LLC
1,188,815
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,079,440
Home Partners of America Trust
709,585
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
752,048
693,453
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
731,408
Laurel Road Prime Student Loan
Trust
466,397
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,g
484,895
Madison Park Funding XIV, Ltd.
400,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
400,045
Madison Park Funding, Ltd.
425,000
2.300%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,g
425,045
Magnetite XII, Ltd.
525,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
525,154
Mountain View CLO, Ltd.
375,000
1.361%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,g
374,726
MRA Issuance Trust
900,000
1.477%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,g
899,971
National Collegiate Trust
192,877
0.425%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
189,341
Neuberger Berman CLO, Ltd.
250,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
250,074
Octagon Investment Partners XVI,
Ltd.
100,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
100,029
OZLM VIII, Ltd.
763,987
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,g
764,037
Palmer Square CLO, Ltd.
450,000
2.238%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,g
450,090

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Asset-Backed Securities (1.9%) - continued
Palmer Square Loan Funding, Ltd.
$ 300,000
1.874%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
$ 300,188
PPM CLO 3, Ltd.
250,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
250,238
Pretium Mortgage Credit Partners,
LLC
408,641
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
g,h
412,614
Shackleton CLO, Ltd.
350,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,g
350,029
SLM Student Loan Trust
141,084
0.530%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
137,762
Sound Point CLO XIV, Ltd.
550,000
2.288%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,d,g
550,059
THL Credit Wind River CLO, Ltd.
300,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,g
301,448
Upstart Securitization Trust
309,048
1.702%,  11/20/2030, Ser.
2020-3, Class A
g
311,271
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g
225,163
Voya CLO, Ltd.
299,532
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
299,563
Whitebox CLO II, Ltd.
250,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,g
250,747
Total 22,098,605
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
275,000 2.700%,  5/15/2040 287,667
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
g
129,032
Anglo American Capital plc
100,000 4.875%,  5/14/2025
g
115,554
BWAY Holding Company
100,000 5.500%,  4/15/2024
g
101,208
Cleveland-Cliffs, Inc.
80,000 5.750%,  3/1/2025 81,800
70,000 9.875%,  10/17/2025
g
82,312
DowDuPont , Inc.
150,000 4.493%,  11/15/2025 174,228
EI du Pont de Nemours &
Company
145,000 2.300%,  7/15/2030 151,383
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
g
134,391
Principal
Amount Long-Term Fixed Income (40.1%) Value
Basic Materials (0.4%) - continued
Freeport-McMoRan, Inc.
$ 100,000 4.125%,  3/1/2028 $ 105,180
110,000 4.250%,  3/1/2030 119,247
Glencore Funding, LLC
23,000 4.125%,  5/30/2023
g
24,802
235,000 4.000%,  3/27/2027
g
266,887
Ingevity Corporation
140,000 3.875%,  11/1/2028
g
140,365
International Paper Company
222,000 4.350%,  8/15/2048 282,335
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 91,477
245,000 4.500%,  7/15/2027 283,745
Kraton Polymers, LLC
125,000 4.250%,  12/15/2025
g
125,625
Mercer International, Inc.
90,000 5.125%,  2/1/2029
g
91,575
Methanex Corporation
110,000 5.250%,  12/15/2029 115,156
Norbord, Inc.
140,000 5.750%,  7/15/2027
g
150,325
Novelis Corporation
165,000 5.875%,  9/30/2026
g
172,838
60,000 4.750%,  1/30/2030
g
63,000
OCI NV
130,000 4.625%,  10/15/2025
g
134,527
Olin Corporation
165,000 5.125%,  9/15/2027 171,188
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 108,036
Steel Dynamics, Inc.
300,000 1.650%,  10/15/2027 307,272
Syngenta Finance NV
250,000 3.933%,  4/23/2021
g
251,056
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 383,158
Tronox Finance plc
70,000 5.750%,  10/1/2025
g
71,750
Vale Overseas, Ltd.
120,000 6.250%,  8/10/2026 147,300
70,000 6.875%,  11/21/2036 100,314
Venator Finance SARL
70,000 5.750%,  7/15/2025
g
69,125
WestRock Company
70,000 3.750%,  3/15/2025 77,827
Total 5,111,685
Capital Goods (0.7%)
AECOM
230,000 5.125%,  3/15/2027 257,301
Amsted Industries, Inc.
205,000 5.625%,  7/1/2027
g
216,275
Ardagh Packaging Finance plc
180,000 5.250%,  8/15/2027
g
186,577
BAE Systems plc
350,000 1.900%,  2/15/2031
g
349,237
Berry Global, Inc.
100,000 4.875%,  7/15/2026
g
107,050
Boeing Company
140,000 5.930%,  5/1/2060 188,069
185,000 5.040%,  5/1/2027 215,502
212,000 5.150%,  5/1/2030 251,739
325,000 5.705%,  5/1/2040 412,200

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Capital Goods (0.7%) - continued
Carrier Global Corporation
$ 275,000 2.700%,  2/15/2031 $ 290,860
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 143,560
Clean Harbors, Inc.
110,000 4.875%,  7/15/2027
g
115,816
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 181,296
CNH Industrial NV
110,000 3.850%,  11/15/2027 126,093
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 125,346
80,000 5.000%,  9/1/2030 84,000
Crown Cork & Seal Company, Inc.
240,000 7.375%,  12/15/2026 291,600
Emerson Electric Company
275,000 1.800%,  10/15/2027 287,545
GFL Environmental, Inc.
30,000 4.000%,  8/1/2028
g
29,700
140,000 3.500%,  9/1/2028
g
137,770
H&E Equipment Services, Inc.
170,000 3.875%,  12/15/2028
g
169,175
Howmet Aerospace, Inc.
110,000 6.875%,  5/1/2025 128,150
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 223,918
Jeld-Wen , Inc.
80,000 6.250%,  5/15/2025
g
85,800
30,000 4.625%,  12/15/2025
g
30,600
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 338,484
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 238,725
40,000 6.150%,  9/1/2036 60,106
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 350,618
Owens-Brockway Glass Container,
Inc.
80,000 5.875%,  8/15/2023
g
85,600
Republic Services, Inc.
125,000 2.900%,  7/1/2026 136,403
Reynolds Group Issuer, Inc.
9,000 5.125%,  7/15/2023
g
9,112
Roper Technologies, Inc.
75,000 3.650%,  9/15/2023 81,069
104,000 4.200%,  9/15/2028 122,289
165,000 1.750%,  2/15/2031 162,028
SRM Escrow Issuer, LLC
150,000 6.000%,  11/1/2028
g
157,620
Standard Industries, Inc.
220,000 4.375%,  7/15/2030
g
233,475
Textron, Inc.
275,000 3.375%,  3/1/2028 298,321
TransDigm , Inc.
75,000 6.250%,  3/15/2026
g
79,327
300,000 5.500%,  11/15/2027 307,860
20,000 4.625%,  1/15/2029
g
19,863
United Rentals North America, Inc.
280,000 4.000%,  7/15/2030 295,316
United Technologies Corporation
200,000 4.450%,  11/16/2038 244,985
175,000 3.750%,  11/1/2046 200,957
Principal
Amount Long-Term Fixed Income (40.1%) Value
Capital Goods (0.7%) - continued
WESCO Distribution, Inc.
$ 100,000 7.250%,  6/15/2028
g
$ 112,336
Total 8,169,673
Collateralized Mortgage Obligations (1.5%)
Ajax Mortgage Loan Trust
462,583
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
468,975
Alternative Loan Trust
159,389
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 129,714
Angel Oak Mortgage Trust I, LLC
419,340
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,g
425,491
Bellemeade Re, Ltd.
93,341
1.730%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
93,430
112,143
1.230%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
112,166
168,303
2.780%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
168,706
BRAVO Residential Funding Trust
205,009
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
211,387
675,000
1.991%,  1/25/2024, Ser.
2021-A, Class A1
g,h
674,989
CHL Mortgage Pass-Through Trust
1,007,043
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 786,893
CIM Trust
610,729
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
649,774
Citicorp Mortgage Securities, Inc.
339,960
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 334,725
Citigroup Mortgage Loan Trust,
Inc.
91,543
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 93,497
Countrywide Alternative Loan Trust
161,501
2.712%,  10/25/2035, Ser.
2005-43, Class 4A1
b
156,619
148,777
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 80,960
441,715
7.000%,  10/25/2037, Ser.
2007-24, Class A10 240,571
Countrywide Home Loans, Inc.
103,178
5.750%,  4/25/2037, Ser.
2007-3, Class A27 74,322
Credit Suisse Mortgage Trust
513,657
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
548,883
1,153,756
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,g
1,173,183
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
40,491
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 35,419

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 5,169,223
2.000%,  11/25/2050, Ser.
5038, Class NI
i
$ 611,461
446,095
3.000%,  2/15/2033, Ser.
4170, Class IG
i
43,861
462,345
3.000%,  3/15/2033, Ser.
4180, Class PI
i
49,127
Federal National Mortgage
Association
7,230,892
1.500%,  11/25/2035, Ser.
2020-99, Class IG
i
408,927
Federal National Mortgage
Association - REMIC
894,349
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
51,918
FWD Securitization Trust
410,869
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
426,683
Galton Funding Mortgage Trust
2017-1
165,185
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
168,090
GCAT Trust
168,803
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,h
170,560
Greenpoint Mortgage Funding
Trust
458,178
0.330%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
415,290
GS Mortgage-Backed Securities
Trust
245,179
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
249,217
GSR Mortgage Loan Trust
777,778
3.357%,  9/25/2034, Ser.
2004-11, Class 2A2
b
809,827
Legacy Mortgage Asset Trust
324,920
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
331,918
MASTR Alternative Loans Trust
260,670
0.580%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
39,715
Merrill Lynch Alternative Note
Asset Trust
94,433
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 60,330
MFRA Trust
265,280
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
g,h
266,180
New Residential Mortgage Loan
Trust
376,243
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
382,223
New York Mortgage Trust
483,877
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
486,907
Oak Street Investment
398,837
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
407,338
Principal
Amount Long-Term Fixed Income (40.1%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Octagon Investment Partners 32,
Ltd.
$ 250,000
2.491%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,g
$ 250,093
Preston Ridge Partners Mortgage
Trust, LLC
389,486
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
394,364
RCO Mortgage, LLC
647,135
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
648,774
Residential Accredit Loans, Inc.
Trust
143,339
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 142,476
58,680
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 58,719
Residential Asset Securitization
Trust
223,354
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 193,062
Sequoia Mortgage Trust
363,598
3.116%,  9/20/2046, Ser.
2007-1, Class 4A1
b
283,522
Silver Hill Trust
240,622
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
251,201
Starwood Mortgage Residential
Trust
159,763
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
162,395
Toorak Mortgage Corporation
950,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
964,483
Verus Securitization Trust
58,062
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
58,434
135,574
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
136,682
399,313
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
408,718
284,417
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
291,903
261,088
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,g
265,336
849,465
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,g
866,903
WaMu Mortgage Pass Through
Certificates
63,907
3.014%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
61,867
59,240
3.037%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
58,831
Total 17,337,039
Commercial Mortgage-Backed Securities (0.3%)
BBCMS Mortgage Trust
2,997,327
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
412,238

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Commercial Mortgage-Backed Securities (0.3%)
- continued
BFLD Trust
$ 450,000
1.276%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,g
$ 454,499
150,000
1.826%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
151,590
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
312,625
3.000%,  3/15/2045, Ser.
4741, Class GA 323,220
Federal National Mortgage
Association - ACES
4,498,505
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,i
503,512
GS Mortgage Securities Trust
800,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 862,142
Morgan Stanley Capital I Trust
2,946,600
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
420,055
Total 3,127,256
Communications Services (1.3%)
Altice France SA
90,000 5.500%,  1/15/2028
g
93,712
AMC Networks, Inc.
120,000 4.250%,  2/15/2029
d
119,461
American Tower Corporation
135,000 2.900%,  1/15/2030 143,540
300,000 2.100%,  6/15/2030 302,111
AT&T, Inc.
161,000 3.500%,  9/15/2053
g
155,124
275,000 2.300%,  6/1/2027 290,394
275,000 4.350%,  3/1/2029 322,892
163,000 4.300%,  2/15/2030 191,232
175,000 5.250%,  3/1/2037 220,637
200,000 4.900%,  8/15/2037 243,800
160,000 5.550%,  8/15/2041 209,582
375,000 3.100%,  2/1/2043 364,860
British Telecommunications plc
250,000 4.500%,  12/4/2023 276,757
Cable One, Inc.
75,000 4.000%,  11/15/2030
g
76,948
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
g
129,464
120,000 5.125%,  5/1/2027
g
126,175
300,000 4.750%,  3/1/2030
g
319,116
110,000 4.500%,  8/15/2030
g
115,843
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 112,270
150,000 4.500%,  2/1/2024 166,161
225,000 4.200%,  3/15/2028 255,556
330,000 6.484%,  10/23/2045 451,057
Comcast Corporation
185,000 4.049%,  11/1/2052 225,771
140,000 3.950%,  10/15/2025 159,607
225,000 4.250%,  10/15/2030 271,483
145,000 4.400%,  8/15/2035 179,675
212,000 4.750%,  3/1/2044 280,266
Principal
Amount Long-Term Fixed Income (40.1%) Value
Communications Services (1.3%) - continued
$ 125,000 4.600%,  8/15/2045 $ 162,065
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
250,328
Crown Castle International
Corporation
138,000 5.250%,  1/15/2023 150,459
67,000 3.200%,  9/1/2024 72,433
CSC Holdings, LLC
90,000 5.500%,  5/15/2026
g
93,349
30,000 4.125%,  12/1/2030
g
30,672
330,000 4.625%,  12/1/2030
g
336,600
Cumulus Media New Holdings,
Inc.
90,000 6.750%,  7/1/2026
g
91,350
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 257,341
Embarq Corporation
120,000 7.995%,  6/1/2036 147,041
Entercom Media Corporation
70,000 6.500%,  5/1/2027
g
71,750
Fox Corporation
165,000 3.500%,  4/8/2030
j
185,860
Front Range BidCo , Inc.
180,000 4.000%,  3/1/2027
g
180,508
Frontier Communications
Corporation
70,000 5.875%,  10/15/2027
g
75,229
GCI, LLC
90,000 4.750%,  10/15/2028
g
93,797
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 90,484
iHeartCommunications , Inc.
100,000 4.750%,  1/15/2028
g
102,125
LCPR Senior Secured Financing
DAC
80,000 6.750%,  10/15/2027
g
86,018
Level 3 Financing, Inc.
190,000 4.625%,  9/15/2027
g
197,393
250,000 4.250%,  7/1/2028
g
256,177
Meredith Corporation
140,000 6.500%,  7/1/2025
g
148,225
Netflix, Inc.
280,000 4.875%,  4/15/2028 327,760
Nexstar Escrow Corporation
160,000 5.625%,  7/15/2027
g
169,834
Nielsen Finance, LLC
130,000 5.625%,  10/1/2028
g
138,927
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 107,107
90,000 4.200%,  6/1/2030 106,449
SBA Communications Corporation
90,000 3.875%,  2/15/2027 93,988
90,000 3.125%,  2/1/2029
g
89,775
Scripps Escrow II, Inc.
70,000 3.875%,  1/15/2029
g
70,000
SFR Group SA
240,000 7.375%,  5/1/2026
g
251,028
Sinclair Television Group, Inc.
150,000 5.500%,  3/1/2030
g
154,591
Sirius XM Radio, Inc.
240,000 5.000%,  8/1/2027
g
252,248
90,000 4.125%,  7/1/2030
g
92,735

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Communications Services (1.3%) - continued
Sprint Capital Corporation
$ 90,000 6.875%,  11/15/2028 $ 115,537
60,000 8.750%,  3/15/2032 91,650
Sprint Corporation
315,000 7.625%,  2/15/2025 376,425
Telefonica Emisiones SAU
150,000 4.570%,  4/27/2023 163,586
Time Warner Entertainment
Company, LP
270,000 8.375%,  3/15/2023 314,143
T-Mobile USA, Inc.
300,000 3.750%,  4/15/2027
g
337,143
100,000 2.625%,  2/15/2029 100,363
190,000 2.875%,  2/15/2031 191,545
250,000 4.375%,  4/15/2040
g
292,757
United States Cellular Corporation
80,000 6.700%,  12/15/2033 103,408
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
g
157,875
VeriSign, Inc.
80,000 4.750%,  7/15/2027 85,007
Verizon Communications, Inc.
100,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
102,901
605,000 4.272%,  1/15/2036 736,340
475,000 2.650%,  11/20/2040 462,937
Viacom, Inc.
120,000 5.850%,  9/1/2043 163,094
ViaSat , Inc.
140,000 5.625%,  9/15/2025
g
143,192
Virgin Media Secured Finance plc
110,000 5.500%,  8/15/2026
g
114,813
Vodafone Group plc
100,000 4.875%,  6/19/2049 128,804
VTR Finance NV
60,000 6.375%,  7/15/2028
g
64,959
Walt Disney Company
300,000 2.200%,  1/13/2028 316,962
225,000 2.650%,  1/13/2031 242,885
175,000 3.500%,  5/13/2040 197,160
Ziggo BV
130,000 5.500%,  1/15/2027
g
135,513
Total 15,876,139
Consumer Cyclical (1.2%)
1011778 B.C., ULC
280,000 4.375%,  1/15/2028
g
285,600
Allied Universal Holdco, LLC
130,000 6.625%,  7/15/2026
g
139,256
Allison Transmission, Inc
130,000 3.750%,  1/30/2031
g
129,282
Amazon.com, Inc.
300,000 1.500%,  6/3/2030 299,002
200,000 3.875%,  8/22/2037 243,445
120,000 4.050%,  8/22/2047 151,884
American Axle & Manufacturing,
Inc.
155,000 6.500%,  4/1/2027
j
162,138
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 211,290
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
g
51,894
Principal
Amount Long-Term Fixed Income (40.1%) Value
Consumer Cyclical (1.2%) - continued
Brookfield Residential Properties,
Inc.
$ 230,000 6.250%,  9/15/2027
g
$ 242,650
Carnival Corporation
90,000 11.500%,  4/1/2023
g
102,113
60,000 10.500%,  2/1/2026
g
69,600
30,000 7.625%,  3/1/2026
g
31,725
Cedar Fair, LP
110,000 5.250%,  7/15/2029 110,100
Colt Merger Sub, Inc.
190,000 6.250%,  7/1/2025
g
200,244
CVS Health Corporation
275,000 3.625%,  4/1/2027 311,067
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 294,542
Dana, Inc.
120,000 5.625%,  6/15/2028 127,949
Empire Communities Corporation
70,000 7.000%,  12/15/2025
g
73,899
Ford Motor Company
50,000 9.000%,  4/22/2025 60,937
30,000 9.625%,  4/22/2030 42,516
135,000 7.450%,  7/16/2031 172,462
Ford Motor Credit Company, LLC
330,000 4.063%,  11/1/2024 343,576
270,000 4.134%,  8/4/2025 283,531
Gap, Inc.
60,000 8.625%,  5/15/2025
g
67,182
General Motors Company
300,000 6.125%,  10/1/2025 361,369
300,000 6.800%,  10/1/2027 385,612
General Motors Financial
Company, Inc.
210,000 3.150%,  6/30/2022 217,009
80,000 3.950%,  4/13/2024 87,109
Hanesbrands, Inc.
160,000 4.875%,  5/15/2026
g
173,200
Herc Holdings, Inc.
100,000 5.500%,  7/15/2027
g
105,420
Hilton Domestic Operating
Company, Inc.
60,000 5.125%,  5/1/2026 62,202
240,000 4.875%,  1/15/2030 258,702
Home Depot, Inc.
205,000 5.400%,  9/15/2040 289,399
120,000 4.250%,  4/1/2046 152,864
395,000 3.900%,  6/15/2047 483,479
Hyundai Capital America
165,000 1.250%,  9/18/2023
g
166,672
325,000 1.800%,  1/10/2028
g
323,743
International Game Technology plc
140,000 5.250%,  1/15/2029
g
149,450
KB Home
140,000 4.800%,  11/15/2029 154,204
Kohl's Corporation
275,000 9.500%,  5/15/2025 355,702
275,000 5.550%,  7/17/2045 301,926
L Brands, Inc.
170,000 6.625%,  10/1/2030
g
190,302
30,000 6.875%,  11/1/2035 34,779
Landry's, Inc.
90,000 6.750%,  10/15/2024
g
90,207

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Consumer Cyclical (1.2%) - continued
Lennar Corporation
$ 150,000 4.875%,  12/15/2023 $ 165,375
375,000 4.750%,  5/30/2025 427,729
Live Nation Entertainment, Inc.
70,000 3.750%,  1/15/2028
g
70,627
Mastercard , Inc.
140,000 3.950%,  2/26/2048 174,129
Mattamy Group Corporation
230,000 5.250%,  12/15/2027
g
242,075
McDonald's Corporation
275,000 2.125%,  3/1/2030 283,740
250,000 4.450%,  3/1/2047 311,358
MGM Resorts International
170,000 6.000%,  3/15/2023 181,475
Norwegian Cruise Line Holdings,
Ltd.
60,000 10.250%,  2/1/2026
g
69,600
Owl Rock Capital Corporation
400,000 3.400%,  7/15/2026 410,073
PetSmart, Inc.
80,000 4.750%,  2/15/2028 81,800
60,000 7.750%,  2/15/2029 62,250
Prime Security Services Borrower,
LLC
250,000 5.750%,  4/15/2026
g
273,700
105,000 3.375%,  8/31/2027
g
103,639
Realogy Group, LLC
80,000 5.750%,  1/15/2029
g
81,700
Royal Caribbean Cruises, Ltd.
120,000 9.125%,  6/15/2023
g
129,450
50,000 11.500%,  6/1/2025
g
57,652
Scientific Games International, Inc.
150,000 5.000%,  10/15/2025
g
154,512
SeaWorld Parks and
Entertainment, Inc.
70,000 9.500%,  8/1/2025
g
75,075
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
g,j
70,648
Six Flags Theme Parks, Inc.
60,000 7.000%,  7/1/2025
g
64,650
Staples, Inc.
170,000 7.500%,  4/15/2026
g
173,415
Target Corporation
275,000 2.250%,  4/15/2025 293,018
Tenneco, Inc.
70,000 5.000%,  7/15/2026 64,575
TJX Companies, Inc.
75,000 3.750%,  4/15/2027 86,489
175,000 3.875%,  4/15/2030 205,071
ViacomCBS , Inc.
300,000 4.200%,  5/19/2032 355,419
Visa, Inc.
135,000 2.700%,  4/15/2040 141,700
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
g
301,860
Walmart, Inc.
175,000 3.250%,  7/8/2029 200,347
Wyndham Destinations, Inc.
80,000 6.625%,  7/31/2026
g
89,344
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
g
45,450
Principal
Amount Long-Term Fixed Income (40.1%) Value
Consumer Cyclical (1.2%) - continued
Yum! Brands, Inc.
$ 210,000 4.750%,  1/15/2030
g
$ 225,225
ZF North America Capital, Inc.
60,000 4.750%,  4/29/2025
g
65,078
Total 14,289,482
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
37,000 3.750%,  11/30/2026 42,863
340,000 4.750%,  11/30/2036 457,273
AbbVie, Inc.
150,000 2.950%,  11/21/2026 165,024
325,000 4.300%,  5/14/2036 395,414
200,000 4.850%,  6/15/2044 255,805
94,000 4.700%,  5/14/2045 118,429
350,000 4.875%,  11/14/2048 460,333
Albertson's Companies, Inc.
200,000 7.500%,  3/15/2026
g
220,500
155,000 3.500%,  3/15/2029
g
153,062
Altria Group, Inc.
125,000 4.400%,  2/14/2026 144,048
465,000 5.800%,  2/14/2039 601,426
Amgen, Inc.
275,000 3.375%,  2/21/2050 295,114
75,000 3.125%,  5/1/2025 82,125
Anheuser-Busch Companies, LLC
265,000 3.650%,  2/1/2026 297,346
320,000 4.700%,  2/1/2036 395,249
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 622,006
250,000 4.375%,  4/15/2038 297,740
Anthem, Inc.
250,000 3.125%,  5/15/2050 261,943
220,000 4.625%,  5/15/2042 278,872
Aramark Services, Inc.
70,000 6.375%,  5/1/2025
g
74,417
AstraZeneca plc
325,000 1.375%,  8/6/2030 313,892
BAT Capital Corporation
160,000 4.540%,  8/15/2047 174,557
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
g
30,909
150,000 5.000%,  2/15/2029
g
153,548
Baxalta , Inc.
105,000 4.000%,  6/23/2025 118,034
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 260,017
187,000 3.734%,  12/15/2024 206,769
160,000 3.700%,  6/6/2027 183,269
Campbell Soup Company
90,000 2.375%,  4/24/2030 93,451
Cargill, Inc.
200,000 3.250%,  5/23/2029
g
225,352
Centene Corporation
75,000 4.750%,  1/15/2025 76,946
90,000 4.250%,  12/15/2027 95,210
90,000 4.625%,  12/15/2029 99,783
190,000 3.000%,  10/15/2030 198,730
Central Garden & Pet Company
120,000 4.125%,  10/15/2030 125,449
Cigna Corporation
295,000 4.800%,  8/15/2038 375,113

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Consumer Non-Cyclical (1.8%) - continued
Clorox Company
$ 270,000 3.100%,  10/1/2027 $ 304,221
Community Health Systems, Inc.
70,000 6.000%,  1/15/2029
g
74,375
130,000 6.875%,  4/15/2029
d,g
131,462
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 194,821
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 215,444
110,000 2.875%,  5/1/2030 118,389
CVS Health Corporation
595,000 4.875%,  7/20/2035 749,337
DaVita, Inc.
140,000 4.625%,  6/1/2030
g
147,045
DENTSPLY SIRONA, Inc.
350,000 3.250%,  6/1/2030 384,673
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
g
64,184
Encompass Health Corporation
170,000 4.500%,  2/1/2028 177,013
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
g
198,018
General Mills, Inc.
150,000 2.875%,  4/15/2030 163,055
Gilead Sciences, Inc.
600,000 2.600%,  10/1/2040 588,080
H. J. Heinz Company
30,000 5.200%,  7/15/2045 34,891
HCA, Inc.
370,000 5.375%,  2/1/2025 415,414
400,000 5.500%,  6/15/2047 518,376
HLF Financing SARL, LLC
120,000 7.250%,  8/15/2026
g
126,712
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
224,090
JBS Investments II GmbH
120,000 5.750%,  1/15/2028
g
127,210
JBS USA, LLC
100,000 5.500%,  1/15/2030
g
113,590
Kellogg Company
300,000 2.100%,  6/1/2030 310,851
Keurig Dr. Pepper, Inc.
250,000 3.200%,  5/1/2030 277,383
Kimberly-Clark Corporation
165,000 3.100%,  3/26/2030 186,223
220,000 3.900%,  5/4/2047 276,104
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 161,809
Kraft Heinz Foods Company
220,000 4.625%,  1/30/2029 251,302
210,000 3.750%,  4/1/2030 225,422
90,000 4.250%,  3/1/2031 101,242
Medtronic, Inc.
13,000 4.625%,  3/15/2045 17,872
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
g
104,197
Mondelez International, Inc.
90,000 2.750%,  4/13/2030 97,275
MPH Acquisition Holdings, LLC
70,000 5.750%,  11/1/2028
g,j
69,388
Mylan, Inc.
275,000 4.550%,  4/15/2028 326,001
Principal
Amount Long-Term Fixed Income (40.1%) Value
Consumer Non-Cyclical (1.8%) - continued
Par Pharmaceutical, Inc.
$ 120,000 7.500%,  4/1/2027
g
$ 129,398
Pilgrim's Pride Corporation
60,000 5.875%,  9/30/2027
g
63,852
Quest Diagnostics, Inc.
300,000 2.800%,  6/30/2031 325,300
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 374,138
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
177,290
Scotts Miracle- Gro Company
140,000 4.500%,  10/15/2029 150,150
SEG Holding, LLC
120,000 5.625%,  10/15/2028
g
127,920
Simmons Foods, Inc.
85,000 5.750%,  11/1/2024
g
87,444
Smithfield Foods, Inc.
145,000 2.650%,  10/3/2021
g
146,198
Spectrum Brands, Inc.
60,000 5.000%,  10/1/2029
g
63,498
40,000 5.500%,  7/15/2030
g
43,000
Syneos Health, Inc.
60,000 3.625%,  1/15/2029
g
59,982
Sysco Corporation
300,000 6.600%,  4/1/2040 430,989
Teleflex, Inc.
140,000 4.250%,  6/1/2028
g
147,147
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,780
210,000 5.125%,  11/1/2027
g
221,311
Teva Pharmaceutical Finance
Netherlands III BV
140,000 2.800%,  7/21/2023 138,796
Thermo Fisher Scientific, Inc.
165,000 4.133%,  3/25/2025 186,675
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 100,163
UnitedHealth Group, Inc.
225,000 2.950%,  10/15/2027 249,926
505,000 4.625%,  7/15/2035 656,893
VRX Escrow Corporation
385,000 6.125%,  4/15/2025
g
394,456
Zoetis, Inc.
275,000 4.700%,  2/1/2043 365,036
Total 20,566,829
Energy (1.1%)
Antero Midstream Partners, LP
50,000 5.750%,  3/1/2027
g
49,866
Antero Resources Corporation
27,000 5.625%,  6/1/2023 26,696
75,000 5.000%,  3/1/2025 71,062
Apache Corporation
60,000 4.875%,  11/15/2027 61,650
125,000 4.375%,  10/15/2028 124,455
70,000 5.100%,  9/1/2040 70,879
Archrock Partners, LP
105,000 6.250%,  4/1/2028
g
107,231
Blue Racer Midstream, LLC
70,000 7.625%,  12/15/2025
g
74,069
BP Capital Markets America, Inc.
475,000 2.939%,  6/4/2051 458,423
150,000 3.543%,  4/6/2027 170,052

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Energy (1.1%) - continued
Buckeye Partners, LP
$ 50,000 4.125%,  3/1/2025
g
$ 50,687
100,000 3.950%,  12/1/2026 100,729
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 93,259
140,000 2.950%,  7/15/2030 145,772
Canadian Oil Sands, Ltd.
115,000 9.400%,  9/1/2021
g
119,235
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 45,197
30,000 6.750%,  11/15/2039 38,860
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 280,895
Chevron USA, Inc.
300,000 5.050%,  11/15/2044 405,943
CNX Resources Corporation
90,000 6.000%,  1/15/2029
g
93,011
Comstock Resources, Inc.
70,000 9.750%,  8/15/2026 74,550
ConocoPhillips
220,000 6.500%,  2/1/2039 330,788
Continental Resources, Inc.
16,000 4.500%,  4/15/2023 16,421
50,000 4.375%,  1/15/2028 50,990
70,000 5.750%,  1/15/2031
g
75,775
Diamondback Energy, Inc.
200,000 3.500%,  12/1/2029 212,496
El Paso Pipeline Partners
Operating Company, LLC
130,000 4.300%,  5/1/2024 143,373
Enagas SA
155,000 5.500%,  1/15/2028
g
153,450
Encana Corporation
50,000 6.625%,  8/15/2037 60,197
Endeavor Energy Resources, LP
110,000 5.750%,  1/30/2028
g
116,600
Energy Transfer Operating, LP
275,000 6.000%,  6/15/2048 312,348
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 168,392
50,000 5.150%,  2/1/2043 51,359
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 116,525
90,000 5.600%,  4/1/2044 72,225
EOG Resources, Inc.
250,000 4.375%,  4/15/2030 297,257
EQM Midstream Partners, LP
130,000 6.500%,  7/1/2027
g
139,203
50,000 5.500%,  7/15/2028 51,787
70,000 4.500%,  1/15/2029
g
67,565
50,000 6.500%,  7/15/2048 47,710
EQT Corporation
180,000 3.900%,  10/1/2027 186,975
Equinor ASA
275,000 3.000%,  4/6/2027 303,024
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 326,273
Genesis Energy, LP
50,000 6.500%,  10/1/2025 46,265
40,000 8.000%,  1/15/2027 38,012
Harvest Midstream, LP
110,000 7.500%,  9/1/2028
g
115,528
Principal
Amount Long-Term Fixed Income (40.1%) Value
Energy (1.1%) - continued
Hess Midstream Operations, LP
$ 80,000 5.625%,  2/15/2026
g
$ 83,033
Hilcorp Energy I, LP
50,000 5.750%,  2/1/2029
g
50,841
Kinder Morgan Energy Partners,
LP
215,000 6.500%,  9/1/2039 279,532
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 154,061
Marathon Oil Corporation
225,000 4.400%,  7/15/2027 253,600
Marathon Petroleum Corporation
264,000 4.750%,  12/15/2023 291,941
35,000 6.500%,  3/1/2041 47,113
MEG Energy Corporation
100,000 5.875%,  2/1/2029
d,g
99,250
MPLX, LP
250,000 4.875%,  12/1/2024 284,063
264,000 4.875%,  6/1/2025 302,927
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 76,056
Newfield Exploration Company
130,000 5.625%,  7/1/2024 141,473
128,000 5.375%,  1/1/2026 139,844
NGL Energy Partners, LP
70,000 7.500%,  11/1/2023 63,875
NuStar Logistics, LP
100,000 5.750%,  10/1/2025 106,000
Occidental Petroleum Corporation
70,000 3.450%,  7/15/2024 67,200
180,000 2.900%,  8/15/2024 174,150
110,000 3.400%,  4/15/2026 106,252
50,000 8.500%,  7/15/2027 58,735
100,000 3.500%,  8/15/2029 92,787
60,000 6.450%,  9/15/2036 65,843
200,000 4.400%,  4/15/2046 176,154
ONEOK, Inc.
220,000 2.200%,  9/15/2025 229,040
Pioneer Natural Resources
Company
90,000 4.450%,  1/15/2026 103,368
Plains All American Pipeline, LP
200,000 4.500%,  12/15/2026 224,500
250,000 3.550%,  12/15/2029 260,443
QEP Resources, Inc.
60,000 5.625%,  3/1/2026 66,906
Range Resources Corporation
50,000 9.250%,  2/1/2026 54,490
50,000 8.250%,  1/15/2029
g
52,500
Sabine Pass Liquefaction, LLC
125,000 6.250%,  3/15/2022 131,059
150,000 5.625%,  4/15/2023 164,065
175,000 5.750%,  5/15/2024 200,274
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
g
203,678
Southwestern Energy Company
145,000 7.500%,  4/1/2026 151,496
Suncor Energy, Inc.
155,000 3.600%,  12/1/2024 170,619
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 165,311

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Energy (1.1%) - continued
Sunoco, LP
$ 90,000 5.875%,  3/15/2028 $ 95,400
50,000 4.500%,  5/15/2029
g
51,105
Targa Resources Partners, LP
60,000 5.375%,  2/1/2027 62,008
Transocean Guardian, Ltd.
87,000 5.875%,  1/15/2024
g
76,995
USA Compression Partners, LP
50,000 6.875%,  4/1/2026 52,260
W&T Offshore, Inc.
100,000 9.750%,  11/1/2023
g
79,073
Weatherford International, Ltd.
100,000 8.750%,  9/1/2024
g
103,000
Western Gas Partners, LP
176,000 4.000%,  7/1/2022 180,439
Western Midstream Operating, LP
90,000 4.100%,  2/1/2025 93,201
90,000 3.950%,  6/1/2025 91,350
40,000 5.500%,  8/15/2048 39,600
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 305,485
Williams Partners, LP
100,000 4.500%,  11/15/2023 109,797
20,000 6.300%,  4/15/2040 26,176
Total 12,821,427
Financials (3.0%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 181,737
AerCap Ireland Capital DAC
14,000 4.625%,  7/1/2022 14,725
160,000 3.500%,  1/15/2025 170,678
175,000 3.875%,  1/23/2028
j
188,344
Aircastle , Ltd.
175,000 5.000%,  4/1/2023 188,090
325,000 2.850%,  1/26/2028
g
318,450
Ally Financial, Inc.
200,000 5.750%,  11/20/2025 232,848
American International Group, Inc.
255,000 3.750%,  7/10/2025 283,785
250,000 3.900%,  4/1/2026 283,118
Ares Capital Corporation
400,000 3.875%,  1/15/2026 430,511
200,000 2.150%,  7/15/2026 198,497
Australia and New Zealand
Banking Group, Ltd.
225,000 2.570%,  11/25/2035
b,g
224,465
Aviation Capital Group, LLC
255,000 2.875%,  1/20/2022
g
259,640
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
122,051
135,000 4.250%,  4/15/2026
g
145,746
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
g
228,890
Banco Santander SA
400,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
406,388
Bank of America Corporation
200,000 4.200%,  8/26/2024 223,415
300,000 4.000%,  1/22/2025 334,473
225,000 3.458%,  3/15/2025
b
244,205
705,000 3.824%,  1/20/2028
b
803,599
275,000 2.496%,  2/13/2031
b
286,737
Principal
Amount Long-Term Fixed Income (40.1%) Value
Financials (3.0%) - continued
$ 165,000 2.592%,  4/29/2031
b
$ 173,115
325,000 1.922%,  10/24/2031
b
322,507
400,000 4.244%,  4/24/2038
b
483,690
Barclays Bank plc
46,000 10.179%,  6/12/2021
g
47,591
Barclays plc
225,000 4.610%,  2/15/2023
b
234,325
236,000 3.650%,  3/16/2025 258,769
310,000 3.564%,  9/23/2035
b
324,985
Boston Properties, LP
150,000 4.500%,  12/1/2028 177,921
BPCE SA
315,000 3.500%,  10/23/2027
g
351,540
Camden Property Trust
250,000 3.150%,  7/1/2029 277,211
CANPACK SA
110,000 3.125%,  11/1/2025
g
111,787
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 226,735
Cascades USA, Inc.
90,000 5.125%,  1/15/2026
g
95,400
Chobani , LLC
140,000 4.625%,  11/15/2028
g
142,800
CIT Group, Inc.
50,000 5.250%,  3/7/2025 57,330
Citigroup, Inc.
370,000 4.400%,  6/10/2025 419,700
160,000 3.200%,  10/21/2026 176,435
340,000 3.668%,  7/24/2028
b
384,662
120,000 4.125%,  7/25/2028 137,693
225,000 3.520%,  10/27/2028
b
252,522
162,000 4.650%,  7/23/2048 213,894
CNA Financial Corporation
100,000 3.900%,  5/1/2029 116,763
Comerica, Inc.
75,000 3.700%,  7/31/2023 80,805
Commerzbank AG
200,000 8.125%,  9/19/2023
g
231,544
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
258,000 3.950%,  11/9/2022 273,279
278,000 4.625%,  12/1/2023 309,253
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
g
92,475
Credit Agricole SA
250,000 3.250%,  1/14/2030
g
269,436
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,k
225,120
350,000 2.193%,  6/5/2026
b,g
363,858
Danske Bank AS
200,000 3.244%,  12/20/2025
b,g
214,890
Deutsche Bank AG
410,000 3.547%,  9/18/2031
b
432,085
300,000 3.729%,  1/14/2032
b
298,367
Discover Bank
260,000 4.682%,  8/9/2028
b
277,732
Diversified Healthcare Trust
30,000 4.750%,  2/15/2028 30,000
Drawbridge Special Opportunities
Fund, LP
140,000 3.875%,  2/15/2026
g
141,052
Duke Realty, LP
150,000 2.875%,  11/15/2029 163,793

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Financials (3.0%) - continued
ERP Operating, LP
$ 54,000 3.375%,  6/1/2025 $ 59,320
ESH Hospitality, Inc.
90,000 5.250%,  5/1/2025
g
91,800
70,000 4.625%,  10/1/2027
g
71,574
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 268,726
First Horizon National Corporation
350,000 4.000%,  5/26/2025 392,450
Fortress Transportation
70,000 6.500%,  10/1/2025
g
72,450
GE Capital Funding, LLC
875,000 4.400%,  5/15/2030
g
1,014,939
GE Capital International Funding
Company
210,000 4.418%,  11/15/2035 245,842
Global Net Lease, Inc.
160,000 3.750%,  12/15/2027
g
162,915
Goldman Sachs Group, Inc.
300,000
4.128%,  (LIBOR 3M +
3.922%), 2/5/2021
b,k
298,590
176,000 2.908%,  6/5/2023
b
181,651
200,000 3.625%,  2/20/2024 217,325
85,000 1.992%,  1/27/2032
b
84,842
210,000 4.750%,  10/21/2045 281,049
HCP, Inc.
100,000 3.400%,  2/1/2025 109,752
Healthpeak Properties, Inc.
175,000 2.875%,  1/15/2031 188,188
HSBC Holdings plc
200,000 6.875%,  6/1/2021
b,k
202,778
275,000 3.803%,  3/11/2025
b
299,626
350,000 3.900%,  5/25/2026 396,426
300,000 4.950%,  3/31/2030 369,356
Icahn Enterprises, LP
170,000 6.375%,  12/15/2025 175,312
80,000 6.250%,  5/15/2026 84,527
ING Groep NV
250,000 4.100%,  10/2/2023 273,671
International Lease Finance
Corporation
80,000 5.875%,  8/15/2022 86,046
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
g
156,750
iStar , Inc.
100,000 4.250%,  8/1/2025 98,500
J.P. Morgan Chase & Company
200,000 3.875%,  9/10/2024 222,587
145,000 3.125%,  1/23/2025 157,675
425,000 3.900%,  7/15/2025 478,597
150,000 3.300%,  4/1/2026 166,871
250,000 1.040%,  2/4/2027
b,d
249,856
275,000 4.203%,  7/23/2029
b
322,938
175,000 2.522%,  4/22/2031
b
183,601
340,000 1.953%,  2/4/2032
b,d
340,157
360,000 3.882%,  7/24/2038
b
421,860
Kimco Realty Corporation
320,000 3.300%,  2/1/2025 350,377
Liberty Mutual Group, Inc.
80,000 4.950%,  5/1/2022
g
84,405
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
b
234,289
450,000 3.870%,  7/9/2025
b
494,475
Principal
Amount Long-Term Fixed Income (40.1%) Value
Financials (3.0%) - continued
MetLife, Inc.
$ 210,000 4.050%,  3/1/2045 $ 259,545
MGM Growth Properties Operating
Partnership, LP
150,000 4.625%,  6/15/2025
g
159,000
60,000 5.750%,  2/1/2027 67,254
Mitsubishi UFJ Financial Group,
Inc.
455,000 3.455%,  3/2/2023 483,213
200,000 3.287%,  7/25/2027 226,950
350,000 2.048%,  7/17/2030 356,386
Mizuho Financial Group, Inc.
290,000 1.979%,  9/8/2031
b
290,088
Morgan Stanley
80,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,k
80,040
110,000 2.188%,  4/28/2026
b
115,542
275,000 4.350%,  9/8/2026 320,103
240,000 3.591%,  7/22/2028
b
271,474
350,000 3.622%,  4/1/2031
b
398,518
260,000 2.802%,  1/25/2052
b
258,312
MPT Operating Partnership, LP
125,000 4.625%,  8/1/2029 133,684
120,000 3.500%,  3/15/2031 121,119
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 158,391
110,000 3.850%,  6/30/2026 125,868
Nationwide Building Society
200,000 3.622%,  4/26/2023
b,g
207,316
Natwest Group plc
380,000 3.032%,  11/28/2035
b
381,729
Omega Healthcare Investors, Inc.
225,000 3.375%,  2/1/2031 234,400
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
g
117,735
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 199,544
Quicken Loans, LLC
70,000 3.625%,  3/1/2029
g
70,032
70,000 3.875%,  3/1/2031
g
70,963
Realty Income Corporation
175,000 4.125%,  10/15/2026 204,407
185,000 1.800%,  3/15/2033 181,471
Regency Centers, LP
290,000 4.125%,  3/15/2028 330,139
Reinsurance Group of America,
Inc.
160,000 4.700%,  9/15/2023 176,349
Royal Bank of Scotland Group plc
275,000 6.000%,  12/29/2025
b,k
302,844
200,000 4.445%,  5/8/2030
b
233,708
Service Properties Trust
70,000 4.500%,  6/15/2023 70,455
20,000 4.750%,  10/1/2026 19,200
70,000 5.500%,  12/15/2027 74,779
Societe Generale SA
132,000 4.750%,  11/24/2025
g
149,949
Springleaf Finance Corporation
140,000 6.875%,  3/15/2025 160,213
110,000 7.125%,  3/15/2026 128,700
65,000 6.625%,  1/15/2028 75,888

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Financials (3.0%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 120,000 3.010%,  10/19/2026 $ 132,796
250,000 1.710%,  1/12/2031 246,082
Synchrony Financial
70,000 4.250%,  8/15/2024 76,931
175,000 3.950%,  12/1/2027 195,506
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
g
156,804
UDR, Inc.
175,000 2.100%,  8/1/2032 174,717
Ventas Realty, LP
140,000 3.100%,  1/15/2023 146,583
VEREIT Operating Partnership, LP
325,000 2.850%,  12/15/2032 334,241
VICI Properties, LP
50,000 4.250%,  12/1/2026
g
51,718
30,000 3.750%,  2/15/2027
g
30,488
90,000 4.625%,  12/1/2029
g
95,850
30,000 4.125%,  8/15/2030
g
31,219
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 335,172
Wells Fargo & Company
160,000 3.450%,  2/13/2023 169,565
200,000 4.125%,  8/15/2023 217,609
205,000 3.000%,  2/19/2025 221,713
300,000 3.000%,  4/22/2026 327,655
163,000 3.000%,  10/23/2026 179,246
300,000 2.393%,  6/2/2028
b
316,592
307,000 4.900%,  11/17/2045 389,704
Westpac Banking Corporation
500,000 2.668%,  11/15/2035
b
505,080
Total 35,304,128
Mortgage-Backed Securities (12.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,435,477 3.000%,  3/25/2050 6,778,424
4,482,724 3.000%,  4/1/2050 4,721,479
2,510,857 3.500%,  7/1/2047 2,683,064
Federal National Mortgage
Association
1,308,125 4.500%,  5/1/2048 1,424,996
2,312,873 3.500%,  10/1/2048 2,456,781
1,572,215 3.500%,  6/1/2049 1,673,528
2,661,815 3.500%,  8/1/2049 2,831,079
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
23,935,000 2.000%,  3/1/2035
d
24,970,635
6,750,000 1.500%,  2/1/2036
d
6,921,387
4,465,000 2.000%,  2/1/2036
d
4,665,053
4,703,000 1.500%,  3/1/2036
d
4,813,718
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
14,300,000 2.000%,  2/1/2051
d,l
14,766,984
14,500,000 2.500%,  2/1/2051
d
15,278,809
3,000,000 1.500%,  3/1/2051
d
3,009,844
22,125,000 2.000%,  3/1/2051
d,l
22,807,763
16,250,000 2.500%,  3/1/2051
d
17,093,603
Principal
Amount Long-Term Fixed Income (40.1%) Value
Mortgage-Backed Securities (12.1%) -
continued
$ 3,797,752 4.000%,  7/1/2048 $ 4,073,928
Total 140,971,075
Technology (0.9%)
Apple, Inc.
170,000 3.200%,  5/11/2027 191,564
100,000 3.000%,  6/20/2027 112,279
365,000 3.000%,  11/13/2027 410,465
490,000 3.750%,  9/12/2047 586,706
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 99,678
Avnet, Inc.
120,000 3.750%,  12/1/2021 122,952
Baidu, Inc.
220,000 3.425%,  4/7/2030 240,162
Black Knight InfoServ , LLC
85,000 3.625%,  9/1/2028
g
86,016
Broadcom Corporation
164,000 3.875%,  1/15/2027 183,195
200,000 3.500%,  1/15/2028 218,282
Broadcom, Inc.
125,000 5.000%,  4/15/2030 148,803
CDW, LLC
110,000 4.250%,  4/1/2028 114,688
CommScope Technologies
Finance, LLC
256,000 6.000%,  6/15/2025
g
261,414
Crowdstrike Holdings, Inc.
30,000 3.000%,  2/15/2029 30,356
Diamond 1 Finance Corporation
295,000 6.020%,  6/15/2026
g
356,122
Diamond Sports Group, LLC
140,000 6.625%,  8/15/2027
g
88,900
Fiserv, Inc.
200,000 2.250%,  6/1/2027 211,422
250,000 2.650%,  6/1/2030 265,483
Gartner, Inc.
110,000 4.500%,  7/1/2028
g
116,017
60,000 3.750%,  10/1/2030
g
61,687
Hewlett Packard Enterprise
Company
160,000 4.650%,  10/1/2024 181,348
Iron Mountain, Inc.
90,000 5.250%,  7/15/2030
g
95,400
KLA Corporation
330,000 3.300%,  3/1/2050 362,731
Lam Research Corporation
275,000 2.875%,  6/15/2050 286,211
Micron Technology, Inc.
110,000 2.497%,  4/24/2023 114,769
Microsoft Corporation
318,000 2.675%,  6/1/2060 322,897
280,000 4.200%,  11/3/2035 357,912
625,000 3.700%,  8/8/2046 768,530
NCR Corporation
240,000 6.125%,  9/1/2029
g
258,715
NVIDIA Corporation
275,000 3.500%,  4/1/2040 316,064
NXP BV/NXP Funding, LLC
225,000 4.875%,  3/1/2024
g
252,788
Open Text Corporation
160,000 4.125%,  2/15/2030
g
167,952

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Technology (0.9%) - continued
Oracle Corporation
$ 350,000 2.800%,  4/1/2027 $ 382,522
225,000 3.850%,  7/15/2036 266,510
275,000 3.600%,  4/1/2040 309,459
Plantronics, Inc.
120,000 5.500%,  5/31/2023
g
120,450
PTC, Inc.
40,000 3.625%,  2/15/2025
g
41,000
40,000 4.000%,  2/15/2028
g
41,600
Qorvo , Inc.
80,000 3.375%,  4/1/2031
g
81,800
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
g
104,250
Sensata Technologies BV
100,000 5.000%,  10/1/2025
g
110,250
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
g
112,892
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
g
31,275
SS&C Technologies, Inc.
210,000 5.500%,  9/30/2027
g
222,392
Switch, Ltd.
170,000 3.750%,  9/15/2028
g
173,596
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 349,920
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 43,217
80,000 3.125%,  8/15/2027 90,275
VMware, Inc.
250,000 4.650%,  5/15/2027 290,048
Total 10,162,964
Transportation (0.2%)
Air Canada Pass Through Trust
40,570 3.875%,  3/15/2023
g
39,629
American Airlines, Inc.
70,000 11.750%,  7/15/2025
g
80,899
Boeing Company
213,000 5.805%,  5/1/2050 280,816
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 188,965
100,000 5.050%,  3/1/2041 135,228
130,000 4.450%,  3/15/2043 167,421
CSX Corporation
165,000 3.800%,  4/15/2050 194,863
Delta Air Lines, Inc.
130,000 7.000%,  5/1/2025
g
150,746
50,000 7.375%,  1/15/2026 57,441
Hawaiian Brand Intellectual
Property, Ltd.
110,000 5.750%,  1/20/2026
d,g
114,400
Mileage Plus Holdings, LLC
90,000 6.500%,  6/20/2027
g
98,438
Southwest Airlines Company
250,000 4.750%,  5/4/2023 270,906
75,000 5.125%,  6/15/2027 88,815
United Parcel Service, Inc.
220,000 4.450%,  4/1/2030 270,406
XPO Logistics, Inc.
125,000 6.750%,  8/15/2024
g
132,200
Total 2,271,173
Principal
Amount Long-Term Fixed Income (40.1%) Value
U.S. Government & Agencies (12.8%)
U.S. Treasury Bonds
$ 4,725,000 1.625%,  11/15/2050 $ 4,491,703
2,285,000 2.250%,  11/15/2027 2,515,642
5,450,000 2.875%,  5/15/2028 6,254,514
2,190,000 5.250%,  11/15/2028 2,920,314
4,000,000 1.625%,  8/15/2029 4,225,312
6,250,000 1.500%,  2/15/2030 6,520,019
550,000 4.375%,  5/15/2040 809,166
7,335,000 1.375%,  11/15/2040 6,988,880
2,000,000 3.000%,  5/15/2042 2,484,375
4,999,000 2.500%,  5/15/2046 5,737,134
7,300,000 2.875%,  5/15/2049 9,045,726
200,000 2.375%,  11/15/2049 225,273
U.S. Treasury Notes
1,170,000 1.125%,  2/28/2022 1,182,980
5,750,000 0.125%,  6/30/2022 5,751,797
4,060,000 1.875%,  7/31/2022 4,167,368
9,300,000 0.125%,  10/31/2022 9,302,180
19,985,000 2.000%,  11/30/2022 20,671,204
1,700,000 2.500%,  3/31/2023 1,787,125
2,750,000 0.125%,  10/15/2023 2,747,529
11,330,000 2.500%,  1/31/2024 12,114,691
1,350,000 2.125%,  7/31/2024 1,438,910
8,000,000 1.250%,  8/31/2024 8,284,375
2,540,000 2.250%,  11/15/2024 2,728,912
1,090,000 2.125%,  11/30/2024 1,166,555
950,000 1.375%,  1/31/2025 990,598
5,000,000 0.250%,  8/31/2025 4,971,680
7,440,000 2.625%,  1/31/2026 8,246,194
9,300,000 2.500%,  2/28/2026 10,257,973
1,950,000 0.500%,  4/30/2027 1,933,395
Total 149,961,524
Utilities (0.9%)
Ameren Illinois Company
150,000 4.500%,  3/15/2049 197,623
American Water Capital
Corporation
275,000 2.800%,  5/1/2030 300,147
Appalachian Power Company
85,000 3.300%,  6/1/2027 94,568
Arizona Public Service Company
150,000 3.500%,  12/1/2049 169,959
Berkshire Hathaway Energy
Company
140,000 4.500%,  2/1/2045 174,168
Calpine Corporation
140,000 4.500%,  2/15/2028
g
143,808
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 185,987
140,000 4.250%,  11/1/2028 164,734
CMS Energy Corporation
120,000 2.950%,  2/15/2027 130,522
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 237,675
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 395,635
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 85,888
Consumers Energy Company
175,000 4.350%,  4/15/2049 232,470
DTE Electric Company
115,000 3.700%,  3/15/2045 134,151

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.1%) Value
Utilities (0.9%) - continued
$ 145,000 3.700%,  6/1/2046 $ 169,155
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 366,734
Duke Energy Corporation
160,000 3.750%,  9/1/2046 176,401
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 133,881
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 212,279
Edison International
250,000 5.750%,  6/15/2027 300,678
Exelon Corporation
200,000 4.700%,  4/15/2050 256,790
50,000 5.100%,  6/15/2045 65,707
263,000 4.450%,  4/15/2046 323,088
FirstEnergy Corporation
50,000 2.850%,  7/15/2022 50,940
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 70,970
80,000 5.300%,  7/1/2043 104,342
Mississippi Power Company
165,000 3.950%,  3/30/2028 190,138
Monongahela Power Company
150,000 5.400%,  12/15/2043
g
195,084
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 104,789
200,000 3.700%,  3/15/2029 232,477
NextEra Energy Operating
Partners, LP
240,000 3.875%,  10/15/2026
g
256,986
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 356,737
NiSource, Inc.
250,000 3.600%,  5/1/2030 284,382
NRG Energy, Inc.
230,000 3.375%,  2/15/2029
g
235,267
30,000 3.625%,  2/15/2031
g
31,200
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 188,900
175,000 3.950%,  12/1/2047 175,858
PG&E Corporation
60,000 5.000%,  7/1/2028 64,372
50,000 5.250%,  7/1/2030 55,000
PPL Capital Funding, Inc.
225,000 5.000%,  3/15/2044 281,477
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 159,109
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 243,165
San Diego Gas and Electric
Company
270,000 4.150%,  5/15/2048 331,940
South Carolina Electric & Gas
Company
350,000 5.100%,  6/1/2065 534,834
Southern California Edison
Company
175,000 4.000%,  4/1/2047 195,646
Southern Company
215,000 3.250%,  7/1/2026 239,087
Principal
Amount Long-Term Fixed Income (40.1%) Value
Utilities (0.9%) - continued
Southern Company Gas Capital
Corporation
$ 220,000 4.400%,  5/30/2047 $ 267,644
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 73,469
Suburban Propane Partners, LP
110,000 5.875%,  3/1/2027 114,675
Talen Energy Supply, LLC
120,000 7.625%,  6/1/2028
g
129,300
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
g
133,200
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 166,939
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
g
168,432
Total 10,288,407
Total Long-Term Fixed Income
(cost $447,764,419) 468,357,406
Shares
Registered Investment
Companies ( 39.6% ) Value
Unaffiliated  (1.6%)
1,526 Health Care Select Sector SPDR
Fund 175,536
375,900 Invesco Senior Loan ETF 8,352,498
24,250 iShares iBoxx $ Investment Grade
Corporate Bond ETF
j
3,288,300
496 iShares Russell 2000 Index Fund
j
101,958
2,123 ProShares Ultra S&P 500
j
189,478
12,976 SPDR Bloomberg Barclays High
Yield Bond ETF 1,406,598
14,083 SPDR S&P 500 ETF Trust 5,211,696
396 SPDR S&P Biotech ETF
j
60,540
1,316 SPDR S&P Oil & Gas Exploration
ETF
j
84,645
1,485 SPDR S&P Regional Banking ETF 80,739
Total 18,951,988
Affiliated  (38.0%)
3,960,539 Thrivent Core Emerging Markets
Debt Fund 40,357,897
770,450 Thrivent Core Emerging Markets
Equity Fund 9,407,198
991,575 Thrivent Core International Equity
Fund 9,598,448
2,528,896 Thrivent Core Low Volatility Equity
Fund 31,054,841
60,934 Thrivent Global Stock Fund, Class
S 1,665,337
5,356,691 Thrivent High Yield Fund, Class S 25,069,315
8,445,269 Thrivent Income Fund, Class S 84,114,881
4,003,955 Thrivent International Allocation
Fund, Class S 42,401,880
3,098,952 Thrivent Large Cap Growth Fund,
Class S 53,611,877
3,216,901 Thrivent Large Cap Value Fund,
Class S 74,535,592
3,278,124 Thrivent Limited Maturity Bond
Fund, Class S 41,796,086
715,315 Thrivent Mid Cap Stock Fund,
Class S 23,340,742

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (39.6%) Value
Affiliated  (38.0%)- continued
216,153 Thrivent Small Cap Stock Fund,
Class S $ 6,359,235
Total 443,313,329
Total Registered Investment
Companies (cost $357,257,019) 462,265,317
Shares Common Stock ( 11.8% ) Value
Communications Services (0.5%)
703 Activision Blizzard, Inc. 63,973
509 Alphabet, Inc., Class A
m
930,126
251 Alphabet, Inc., Class C
m
460,771
2,342 ANGI Homeservices , Inc.
m
32,741
3,974 AT&T, Inc. 113,776
399 Charter Communications, Inc.
m
242,416
2,077 Cinemark Holdings, Inc.
j
42,039
32 Cogent Communications Holdings 1,822
3,105 Comcast Corporation 153,915
606 Consolidated Communications
Holdings, Inc.
m
3,700
1,337 Discovery, Inc., Class A
j,m
55,379
1,340 DISH Network Corporation
m
38,887
795 EchoStar Corporation
m
16,647
2,067 Facebook, Inc.
m
533,968
400 Hemisphere Media Group, Inc.
m
4,176
2,689 Interpublic Group of Companies,
Inc. 64,724
6,209 Live Nation Entertainment, Inc.
m
412,588
3,667 Match Group, Inc.
m
512,867
695 Meredith Corporation 15,241
924 News Corporation 17,445
514 Omnicom Group, Inc. 32,063
3,656 ORBCOMM, Inc.
m
27,383
16,384 QuinStreet , Inc.
m
346,849
1,560 RingCentral, Inc.
m
581,755
531 Scholastic Corporation 13,684
1,271 Take-Two Interactive Software,
Inc.
m
254,772
1,803 Twitter, Inc.
m
91,106
1,979 Uber Technologies, Inc.
m
100,790
2,510 Verizon Communications, Inc. 137,423
2,705 Walt Disney Company
m
454,900
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
3,938
587 Zillow Group, Inc.
m
81,429
Total 5,843,293
Consumer Discretionary (1.5%)
387 Aaron's Company, Inc.
m
6,556
1,256 Adient plc
m
40,556
637 Amazon.com, Inc.
m
2,042,349
1,499 American Eagle Outfitters, Inc.
j
34,012
88 American Public Education, Inc.
m
2,533
4,458 Aptiv plc 595,589
843 At Home Group, Inc.
m
20,544
631 AutoNation, Inc.
m
44,978
69 AutoZone, Inc.
m
77,168
132 Bally's Corporation 6,927
70 Beazer Homes USA, Inc.
m
1,163
686 Bed Bath & Beyond, Inc.
j
24,236
924 BJ's Restaurants, Inc.
m
43,188
132 Booking Holdings, Inc.
m
256,652
3,081 Bright Horizons Family Solutions,
Inc.
m
468,220
Shares Common Stock (11.8%) Value
Consumer Discretionary (1.5%) - continued
414 Brinker International, Inc. $ 24,376
279 Brunswick Corporation 24,122
1,607 Burlington Stores, Inc.
m
399,982
921 Caesars Entertainment, Inc.
m
64,829
225 Camping World Holdings, Inc. 7,686
1,333 Carnival Corporation 24,887
99 Carvana Company
m
25,858
26 Cavco Industries, Inc.
m
4,905
5,488 Cedar Fair, LP 220,069
483 Century Casinos, Inc.
m
3,357
353 Century Communities, Inc.
m
16,570
2,220 Chegg , Inc.
m
211,477
3,620 Chewy, Inc.
j,m
368,588
11,690 Chico's FAS, Inc. 25,835
217 Children's Place, Inc.
m
15,943
367 Chipotle Mexican Grill, Inc.
m
543,160
966 Choice Hotels International, Inc. 97,218
138 Churchill Downs, Inc. 25,868
11,832 Cooper-Standard Holdings, Inc.
m
360,994
615 Cracker Barrel Old Country Store,
Inc. 83,216
2,992 Crocs, Inc.
m
209,500
1,909 Culp, Inc. 29,456
559 D.R. Horton, Inc. 42,931
1,027 Dana, Inc. 19,883
696 Darden Restaurants, Inc. 81,355
278 Deckers Outdoor Corporation
m
81,170
753 Denny's Corporation
m
11,845
1,777 Designer Brands, Inc. 21,768
1,307 Dick's Sporting Goods, Inc. 87,582
434 Dine Brands Global, Inc. 29,842
1,178 Domino's Pizza, Inc. 436,755
662 Dorman Products, Inc.
m
60,130
10,143 Duluth Holdings, Inc.
j,m
126,483
2,695 Emerald Holding, Inc. 10,942
599 Ethan Allen Interiors, Inc. 14,166
1,052 Etsy, Inc.
m
209,443
361 Expedia Group, Inc. 44,800
1,033 Extended Stay America, Inc. 15,164
2,117 Five Below, Inc.
m
372,020
848 Foot Locker, Inc. 37,159
121 Fox Factory Holding Corporation
m
14,476
4,759 Gap, Inc.
m
96,370
309 Garmin, Ltd. 35,492
921 Gentex Corporation 30,439
837 Genuine Parts Company 78,578
4,166 Goodyear Tire & Rubber Company 43,951
526 Grand Canyon Education, Inc.
m
44,678
358 Groupon, Inc.
m
12,233
1,389 H&R Block, Inc. 23,933
4,185 Hanesbrands, Inc. 63,989
2,214 Harley-Davidson, Inc. 88,759
345 Helen of Troy, Ltd.
m
84,266
2,492 Home Depot, Inc. 674,883
208 Hovnanian Enterprises, Inc.
m
10,641
657 Jack in the Box, Inc. 61,850
1,333 KB Home 55,506
1,908 Knoll, Inc. 28,544
3,393 Kohl's Corporation 149,496
2,459 L Brands, Inc. 100,229
1,682 Lear Corporation 253,578
4,965 Leggett & Platt, Inc. 203,565
1,326 Lithia Motors, Inc. 422,570
1,696 Lowe's Companies, Inc. 282,978
287 Lululemon Athletica , Inc.
m
94,331

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Consumer Discretionary (1.5%) - continued
431 M.D.C. Holdings, Inc. $ 22,421
452 Madison Square Garden Sports
Corporation
m
73,174
654 Marcus Corporation 11,510
240 Marriott International, Inc. 27,914
190 Marriott Vacations Worldwide
Corporation 23,324
2,785 Mattel, Inc.
m
50,464
1,452 McDonald's Corporation 301,784
588 Meritage Homes Corporation
m
47,193
1,285 Michaels Companies, Inc.
m
19,918
5,050 Miller Industries, Inc. 201,394
261 Mohawk Industries, Inc.
m
37,480
2,528 NIKE, Inc. 337,716
1,969 Nordstrom, Inc.
j
69,801
1,972 Norwegian Cruise Line Holdings,
Ltd.
j,m
44,666
138 NVR, Inc.
m
613,614
1,273 Ollie's Bargain Outlet Holdings,
Inc.
m
120,591
502 Overstock.com, Inc.
j,m
38,955
4,732 Park Hotels & Resorts, Inc. 78,930
1,682 Penn National Gaming, Inc.
m
174,457
7,250 Planet Fitness, Inc.
m
522,000
6,165 Playa Hotels and Resorts NV
m
32,798
363 Pool Corporation 128,567
1,962 PulteGroup, Inc. 85,347
477 Purple Innovation, Inc.
m
16,237
123 PVH Corporation 10,487
3,130 Red Rock Resorts, Inc. 73,492
172 RH
m
81,762
108 Royal Caribbean Cruises, Ltd. 7,020
2,224 Ruth's Hospitality Group, Inc. 40,455
332 Scientific Games Corporation
m
13,021
1,327 Six Flags Entertainment
Corporation 45,383
2,999 Skyline Corporation
m
100,856
1,870 Sleep Number Corporation
m
201,474
730 Sony Corporation ADR 69,868
1,644 Standard Motor Products, Inc. 64,494
7,099 Stoneridge, Inc.
m
194,868
70 Strategic Education, Inc. 6,186
5,572 Taylor Morrison Home
Corporation
m
144,761
1,436 Tenneco, Inc.
m
14,504
685 Tesla, Inc.
m
543,568
4,054 Texas Roadhouse, Inc. 308,955
1,627 Thor Industries, Inc. 196,883
3,118 Toll Brothers, Inc. 159,330
159 TopBuild Corporation
m
31,792
1,435 Tri Pointe Homes, Inc.
m
28,987
740 Tupperware Brands Corporation
m
22,259
1,314 Ulta Beauty, Inc.
m
367,605
373 Vail Resorts, Inc. 99,203
76 Wayfair, Inc.
m
20,696
150 Whirlpool Corporation 27,764
161 Williams-Sonoma, Inc. 20,756
1,242 Wingstop , Inc. 186,362
9 Winmark Corporation 1,536
399 Wyndham Destinations, Inc. 17,652
277 YETI Holdings, Inc.
m
18,232
1,044 Yum! Brands, Inc. 105,956
5,094 Zumiez , Inc.
m
219,450
Total 17,637,212
Shares Common Stock (11.8%) Value
Consumer Staples (0.4%)
78 Beyond Meat, Inc.
m
$ 13,890
534 BJ's Wholesale Club Holdings,
Inc.
m
22,465
67 Boston Beer Company, Inc.
m
61,432
1,669 Casey's General Stores, Inc. 312,904
19 Church & Dwight Company, Inc. 1,604
2,563 Colgate-Palmolive Company 199,914
1,211 Costco Wholesale Corporation 426,793
6,209 Coty, Inc. 39,551
2,365 Darling Ingredients, Inc.
m
146,654
6,946 e.l.f . Beauty, Inc.
m
151,145
414 Edgewell Personal Care Company 13,828
596 Flowers Foods, Inc. 13,684
2,865 Hain Celestial Group, Inc.
m
119,141
33 Herbalife Nutrition, Ltd.
m
1,682
362 Ingredion, Inc. 27,320
1,423 John B. Sanfilippo & Son, Inc. 114,452
233 Kimberly-Clark Corporation 30,779
4,468 Lamb Weston Holdings, Inc. 333,760
76 Lancaster Colony Corporation 13,268
492 McCormick & Company, Inc. 44,054
143 Medifast , Inc. 33,558
3,815 Monster Beverage Corporation
m
331,256
2,281 NewAge , Inc.
m
6,957
210 Nu Skin Enterprises, Inc. 12,153
255 PepsiCo, Inc. 34,825
586 Performance Food Group
Company
m
27,472
4,644 Philip Morris International, Inc. 369,895
20 PriceSmart , Inc. 1,878
21,277 Primo Water Corporation 328,730
2,012 Procter & Gamble Company 257,958
454 Seneca Foods Corporation
m
16,457
209 Spectrum Brands Holdings, Inc. 15,794
1,242 Sprouts Farmers Markets, Inc.
m
28,131
145 Tootsie Roll Industries, Inc.
j
5,739
10,677 Turning Point Brands, Inc. 502,887
786 US Foods Holding Corporation
m
24,358
388 Utz Brands, Inc. 9,149
550 Vector Group, Ltd. 6,457
1,087 Wal-Mart Stores, Inc. 152,713
69 WD-40 Company 21,004
Total 4,275,691
Energy (0.2%)
208 Abraxas Petroleum Corporation
m
530
3,678 Antero Midstream Corporation 29,792
4,477 Apache Corporation 63,932
6,491 Archrock , Inc. 57,575
1,867 BP plc ADR 41,485
4,627 Centennial Resource
Development, Inc.
m
10,827
1,986 ChampionX Corporation
m
30,366
1,489 Chevron Corporation 126,863
4,447 Cimarex Energy Company 187,574
2,055 Continental Resources, Inc.
j
40,463
3,999 Core Laboratories NV 131,887
950 Delek US Holdings, Inc. 17,822
25,569 Devon Energy Corporation 420,866
4,474 Diamondback Energy, Inc. 253,631
7,323 EnLink Midstream, LLC
m
28,486
1,292 Enterprise Products Partners, LP 26,137
2,494 EOG Resources, Inc. 127,094
7,068 EQT Corporation 115,279
3,652 Equitrans Midstream Corporation 24,286

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Energy (0.2%) - continued
359 Evolution Petroleum Corporation $ 1,142
2,894 Exterran Corporation
m
12,502
1,579 Exxon Mobil Corporation 70,802
4,283 Frank's International NV
m
11,907
4,637 Gran Tierra Energy, Inc.
m
2,727
1,057 Halliburton Company 18,635
15,057 Helmerich & Payne, Inc. 365,584
2,140 HollyFrontier Corporation 60,904
1,462 Liberty Oilfield Services, Inc. 17,573
8,552 Marathon Oil Corporation 61,917
1,021 Marathon Petroleum Corporation 44,066
22,864 McDermott International, Inc.
m
23,321
11,667 Nine Energy Service, Inc.
m
30,218
1,444 Occidental Petroleum Corporation 28,967
2,755 Oceaneering International, Inc.
m
23,280
7,036 Patterson-UTI Energy, Inc. 43,271
386 Pioneer Natural Resources
Company 46,667
1,492 Plains GP Holdings, LP
m
12,891
2,181 ProPetro Holding Corporation
m
17,426
885 RPC, Inc.
m
3,947
1,785 Schlumberger, Ltd. 39,645
5,155 Southwestern Energy Company
m
19,434
2,677 Talos Energy, Inc.
m
22,647
2,515 Targa Resources Corporation 68,836
3,667 TechnipFMC plc 39,200
613 Valero Energy Corporation 34,592
Total 2,856,996
Financials (1.7%)
71 1st Source Corporation 2,794
2,168 AG Mortgage Investment Trust,
Inc. 7,675
6,758 Air Lease Corporation 267,820
434 Alleghany Corporation 246,013
2,398 Ally Financial, Inc. 90,740
588 American Express Company 68,361
4,977 American Financial Group, Inc. 468,535
300 Ameriprise Financial, Inc. 59,361
1,699 Ameris Bancorp 66,448
586 Aon plc 119,017
4,246 Apollo Commercial Real Estate
Finance, Inc. 47,470
4,776 Arch Capital Group, Ltd.
m
150,014
493 Argo Group International Holdings,
Ltd. 19,893
4,361 Arthur J. Gallagher & Company 503,303
1,733 Artisan Partners Asset
Management, Inc. 83,877
7,601 Associated Banc-Corp 136,362
9,425 Assured Guaranty, Ltd. 336,944
1,106 Bancorp, Inc.
m
18,548
5,717 Bank of America Corporation 169,509
436 Bank of Marin Bancorp 16,193
4,971 Bank of N.T. Butterfield & Son, Ltd. 151,168
1,831 BankFinancial Corporation 15,527
2,513 Banner Corporation 111,150
1,316 Berkshire Hathaway, Inc.
m
299,877
6,507 Berkshire Hills Bancorp, Inc. 107,886
563 BlackRock, Inc. 394,809
795 Blackstone Mortgage Trust, Inc. 21,195
12 BM Technologies, Inc.
e,m
165
121 BOK Financial Corporation 8,937
316 Bridge Bancorp, Inc.
m
7,720
12,606 Bridgewater Bancshares, Inc.
m
161,861
Shares Common Stock (11.8%) Value
Financials (1.7%) - continued
738 Brighthouse Financial, Inc.
m
$ 26,096
5,272 BrightSphere Investment Group 96,636
3,067 Brookline Bancorp, Inc. 38,614
716 Brown & Brown, Inc. 30,852
755 Byline Bancorp, Inc. 12,133
879 Capital One Financial Corporation 91,645
278 Cboe Global Markets, Inc. 25,501
2,825 Central Pacific Financial
Corporation 56,161
2,017 Charles Schwab Corporation 103,956
1,547 Chimera Investment Corporation 15,625
690 Chubb, Ltd. 100,512
530 Cincinnati Financial Corporation 44,568
5,167 Citigroup, Inc. 299,634
1,282 Citizens Financial Group, Inc. 46,716
1,306 CME Group, Inc. 237,352
8,836 Columbia Banking System, Inc. 340,363
531 Comerica, Inc. 30,373
290 Commerce Bancshares, Inc. 19,386
3,219 Community Trust Bancorp, Inc. 117,365
285 Cullen/Frost Bankers, Inc. 26,288
452 Customers Bancorp, Inc.
m
10,043
80 Diamond Hill Investment Group,
Inc. 11,858
541 Discover Financial Services 45,195
1,116 East West Bancorp, Inc. 66,893
1,357 Ellington Residential Mortgage
REIT 16,230
101 Employers Holdings, Inc. 3,080
757 Enterprise Financial Services
Corporation 26,730
2,807 Equitable Holdings, Inc. 69,557
2,095 Essent Group, Ltd. 87,634
2,903 Evercore , Inc. 316,717
28,012 Everi Holdings, Inc.
m
366,397
7,345 F.N.B. Corporation 72,422
531 FactSet Research Systems, Inc. 160,543
628 FBL Financial Group, Inc. 35,193
174 Federal Agricultural Mortgage
Corporation 13,224
2,266 Financial Institutions, Inc. 51,869
217 First American Financial
Corporation 11,347
2,966 First Bancorp/Puerto Rico 26,991
140 First Bancorp/Southern Pines NC 4,768
4,522 First Busey Corporation 93,470
5,327 First Financial Bancorp 97,591
1,460 First Financial Corporation 56,049
1,817 First Horizon Corporation 25,238
161 First Mid-Illinois Bancshares, Inc. 5,453
4,362 First Midwest Bancorp, Inc. 72,104
254 First of Long Island Corporation 4,249
197 First Republic Bank 28,563
4,250 Flagstar Bancorp, Inc. 182,113
451 Flushing Financial Corporation 8,244
15,663 Fulton Financial Corporation 209,884
2,319 Glacier Bancorp, Inc. 108,181
104 Goldman Sachs Group, Inc. 28,202
3,612 Granite Point Mortgage Trust, Inc. 33,664
3,356 Great Southern Bancorp, Inc. 165,015
2,618 Great Western Bancorp, Inc. 62,832
1,167 Hamilton Lane, Inc. 87,957
8,959 Hancock Whitney Corporation 305,860
1,523 Hanmi Financial Corporation 21,048
2,227 Hanover Insurance Group, Inc. 250,471
9,594 Heartland Financial USA, Inc. 409,280

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Financials (1.7%) - continued
19,821 Heritage Commerce Corporation $ 174,028
2,662 Hometrust Bancshares, Inc. 55,902
14,844 Hope Bancorp, Inc. 165,956
3,296 Horizon Bancorp, Inc. 52,176
282 Houlihan Lokey , Inc. 18,288
3,199 Independent Bank Corporation 58,734
644 Interactive Brokers Group, Inc. 39,406
2,676 J.P. Morgan Chase & Company 344,321
4,905 James River Group Holdings, Ltd. 218,174
818 Janus Henderson Group plc 25,162
1,307 Kemper Corporation 91,947
4,002 KeyCorp 67,474
2,191 Kinsale Capital Group, Inc. 410,944
2,546 Ladder Capital Corporation 25,027
1,235 Lakeland Bancorp, Inc. 16,191
1,563 Lincoln National Corporation 71,101
786 Loews Corporation 35,598
40 Markel Corporation
m
38,779
78 MarketAxess Holdings, Inc. 42,179
609 Marsh & McLennan Companies,
Inc. 66,935
740 Mercantile Bank Corporation 20,091
5,200 Meridian Bancorp, Inc. 78,780
893 MetLife, Inc. 42,998
1,038 Midland States Bancorp, Inc. 19,089
4,475 MidWestOne Financial Group, Inc. 110,040
461 Moody's Corporation 122,746
1,403 Morgan Stanley 94,071
67 Morningstar, Inc. 15,403
1,694 Mr. Cooper Group, Inc.
m
46,128
1,011 MSCI, Inc. 399,648
11 Nasdaq, Inc. 1,488
37 National Western Life Group, Inc. 6,660
175 NBT Bancorp, Inc. 5,777
7,411 New York Community Bancorp,
Inc. 77,519
1,206 Northern Trust Corporation 107,563
908 OFG Bancorp 15,599
1,290 Old National Bancorp 21,659
1,705 Old Second Bancorp, Inc. 16,743
5,127 PacWest Bancorp 154,784
177 Peapack -Gladstone Financial
Corporation 4,163
578 Peoples Bancorp, Inc. 17,629
11,874 People's United Financial, Inc. 162,199
7,163 Popular, Inc. 406,500
3,885 Premier Financial Corporation 107,848
2,151 Primerica, Inc. 299,656
888 PROG Holdings, Inc. 41,896
603 Prosperity Bancshares, Inc. 40,666
2,373 QCR Holdings, Inc. 92,025
6,829 Radian Group, Inc. 131,117
1,282 Raymond James Financial, Inc. 128,110
4,174 Redwood Trust, Inc. 35,813
2,281 Reinsurance Group of America,
Inc. 239,619
89 RLI Corporation 8,613
715 S&P Global, Inc. 226,655
353 Safety Insurance Group, Inc. 25,924
6,267 Santander Consumer USA
Holdings, Inc. 138,501
9,601 Seacoast Banking Corporation of
Florida
m
292,350
3,479 SEI Investments Company 183,865
1,646 Selective Insurance Group, Inc. 106,957
1,545 Signature Bank 255,219
Shares Common Stock (11.8%) Value
Financials (1.7%) - continued
3,286 Simmons First National
Corporation $ 81,164
394 Southside Bancshares, Inc. 12,360
4,708 Starwood Property Trust, Inc. 88,322
814 Sterling Bancorp 15,026
495 Stifel Financial Corporation 25,651
10,106 Synovus Financial Corporation 375,943
2,152 T. Rowe Price Group, Inc. 336,745
720 Territorial Bancorp, Inc. 17,179
886 TMX Group, Ltd. 85,458
31 Tompkins Financial Corporation 2,073
171 Torchmark Corporation 15,457
625 Towne Bank 14,500
2,368 TPG RE Finance Trust, Inc. 23,135
1,376 TriCo Bancshares 51,325
7,346 Triumph Bancorp, Inc.
m
421,220
1,130 Truist Financial Corporation 54,217
4,637 TrustCo Bank Corporation 28,842
671 Trustmark Corporation 18,432
2,911 Two Harbors Investment
Corporation 17,670
3,774 Umpqua Holdings Corporation 54,761
2,541 United Bankshares , Inc. 80,448
212 Univest Financial Corporation 4,759
1,442 Unum Group 33,498
5,940 Valley National Bancorp 60,647
169 Walker & Dunlop, Inc. 13,912
824 Washington Trust Bancorp, Inc. 35,910
895 Webster Financial Corporation 41,841
9,000 Wells Fargo & Company 268,920
1,037 WesBanco , Inc. 30,073
16,063 Western Alliance Bancorp 1,095,175
5,089 Western Asset Mortgage Capital
Corporation 15,013
89 Westwood Holdings Group, Inc. 1,054
2,850 Wintrust Financial Corporation 171,542
3,551 Zions Bancorporations NA 156,741
150 Zurich Insurance Group AG 59,977
Total 19,700,530
Health Care (1.7%)
4,016 Abbott Laboratories 496,337
1,151 AbbVie, Inc. 117,954
391 Acadia Healthcare Company, Inc.
m
19,816
9,432 ACADIA Pharmaceuticals, Inc.
m
453,208
186 Acceleron Pharma, Inc.
m
21,489
2,857 ADMA Biologics, Inc.
m
6,343
1,143 Adverum Biotechnologies, Inc.
m
14,093
752 Agile Therapeutics, Inc.
m
2,121
1,796 Akebia Therapeutics, Inc.
m
5,819
95 Align Technology, Inc.
m
49,911
101 Allakos , Inc.
m
13,466
697 Altimmune , Inc.
m
9,953
526 AmerisourceBergen Corporation 54,809
1,775 Amgen, Inc. 428,538
3,743 AMN Healthcare Services, Inc.
m
269,945
1,090 AnaptysBio , Inc.
m
28,253
239 Anthem, Inc. 70,978
17,922 Ardelyx , Inc.
m
121,690
536 Arena Pharmaceuticals, Inc.
m
39,793
1,169 Argenx SE ADR
m
342,540
1,181 Arrowhead Research Corporation
m
91,138
1,493 Atara Biotherapeutics , Inc.
m
27,561
36 Atrion Corporation 23,453
210 AVROBIO, Inc.
m
3,005

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Health Care (1.7%) - continued
2,323 Axonics Modulation Technologies,
Inc.
m
$ 120,099
602 Becton, Dickinson and Company 157,598
157 Biogen, Inc.
m
44,370
4,382 Biohaven Pharmaceutical Holding
Company, Ltd.
m
373,434
46 BioLife Solutions, Inc.
m
1,744
87 Bio-Rad Laboratories, Inc.
m
49,918
2,099 Bio- Techne Corporation 681,986
358 BioXcel Therapeutics, Inc.
m
16,583
467 Bluebird Bio, Inc.
m
20,805
293 Bruker Corporation 16,962
345 Capricor Therapeutics, Inc.
m
2,270
5,505 Catalent , Inc.
m
633,350
655 Centene Corporation
m
39,496
719 Cerner Corporation 57,599
857 Charles River Laboratories
International, Inc.
m
222,006
266 Chemed Corporation 137,761
356 Cigna Holding Company 77,270
1,447 CryoLife , Inc.
m
34,627
632 CVS Health Corporation 45,283
563 CymaBay Therapeutics, Inc.
m
3,012
1,396 CytomX Therapeutics, Inc.
m
9,646
760 Danaher Corporation 180,758
196 Deciphera Pharmaceuticals, Inc.
m
8,663
1,391 Dexcom , Inc.
m
521,416
826 Dynavax Technologies
Corporation
m
5,212
598 Editas Medicine, Inc.
m
36,687
1,226 Edwards Lifesciences
Corporation
m
101,243
951 Envista Holdings Corporation
m
33,799
20 Fate Therapeutics, Inc.
m
1,813
132 Fulcrum Therapeutics, Inc.
m
1,460
901 GlaxoSmithKline plc ADR 33,562
1,671 Global Blood Therapeutics, Inc.
m
83,751
3,721 GoodRx Holdings, Inc.
j,m
173,473
4,781 Guardant Health, Inc.
m
743,445
468 Haemonetics Corporation
m
53,488
8,428 Halozyme Therapeutics, Inc.
m
401,089
340 HCA Healthcare, Inc. 55,243
596 HealthEquity , Inc.
m
49,796
1,345 Hill-Rom Holdings, Inc. 129,174
130 Humana, Inc. 49,804
9 ICU Medical, Inc.
m
1,840
1,005 ImmunoGen , Inc.
m
7,166
696 Immunovant , Inc.
m
27,165
2,201 Inovio Pharmaceuticals, Inc.
j,m
28,063
530 Insmed , Inc.
m
19,923
976 Inspire Medical Systems, Inc.
m
196,674
1,755 Insulet Corporation
m
468,901
340 Integra LifeSciences Holdings
Corporation
m
22,454
406 Intuitive Surgical, Inc.
m
303,542
1,240 Invitae Corporation
m
61,405
1,147 Ionis Pharmaceuticals, Inc.
m
68,900
730 Iovance Biotherapeutics , Inc.
m
32,003
1,496 IQVIA Holding, Inc.
m
265,989
516 Jazz Pharmaceuticals, Inc.
m
80,238
5,107 Johnson & Johnson 833,105
1,251 Kura Oncology, Inc.
m
37,467
310 Laboratory Corporation of America
Holdings
m
70,962
4,818 LHC Group, Inc.
m
959,842
777 MacroGenics , Inc.
m
15,882
Shares Common Stock (11.8%) Value
Health Care (1.7%) - continued
4,465 Medtronic plc $ 497,088
1,535 Merck & Company, Inc. 118,302
480 Mersana Therapeutics, Inc.
m
9,149
201 Mesa Laboratories, Inc. 55,705
210 Mettler -Toledo International, Inc.
m
245,301
76 Mirati Therapeutics, Inc.
m
15,605
1,099 Molina Healthcare, Inc.
m
234,757
606 Myovant Sciences, Ltd.
m
14,114
2,440 Natera , Inc.
m
260,202
1,467 National Healthcare Corporation 93,961
408 Neogen Corporation
m
32,995
2,614 Nevro Corporation
m
422,919
523 Novo Nordisk AS ADR 36,401
895 NuVasive , Inc.
m
48,097
423 Omnicell , Inc.
m
49,829
4,428 Optinose , Inc.
m
17,623
361 Orthifix Medical, Inc.
m
14,588
703 Owens & Minor, Inc. 20,443
634 PerkinElmer, Inc. 93,242
3,216 PRA Health Sciences, Inc.
m
396,340
433 Precigen , Inc.
m
3,680
1,235 Pulmonx Corporation
m
70,049
169 Quidel Corporation
m
42,414
897 Reata Pharmaceuticals, Inc.
m
92,920
994 Repligen Corporation
m
198,800
832 Replimune Group, Inc.
m
32,282
422 Revolution Medicines, Inc.
m
17,783
223 Sage Therapeutics, Inc.
m
17,985
843 Sarepta Therapeutics, Inc.
m
75,364
2,805 Sesen Bio, Inc.
m
4,797
2,872 Silk Road Medical, Inc.
m
156,610
1,632 Spectrum Pharmaceuticals, Inc.
m
5,859
1,637 Stryker Corporation 361,793
129 Surmodics , Inc.
m
5,870
5,273 Syneos Health, Inc.
m
392,048
6,988 Tactile Systems Technology, Inc.
m
381,195
217 Teladoc Health, Inc.
j,m
57,251
1,382 Teleflex, Inc. 521,885
744 Tenet Healthcare Corporation
m
35,169
1,312 Thermo Fisher Scientific, Inc. 668,726
1,449 Travere Therapeutics, Inc.
m
36,587
243 U.S. Physical Therapy, Inc. 29,243
14 Ultragenyx Pharmaceutical, Inc.
m
1,940
233 United Therapeutics Corporation
m
38,170
1,514 UnitedHealth Group, Inc. 505,040
67 Universal Health Services, Inc. 8,354
1,038 Vaxart , Inc.
j,m
12,435
18,600 VBI Vaccines, Inc.
j,m
60,636
1,443 Veeva Systems, Inc.
m
398,903
245 Vertex Pharmaceuticals, Inc.
m
56,125
627 ViewRay , Inc.
m
2,784
231 Viking Therapeutics, Inc.
m
1,689
165 Waters Corporation
m
43,671
635 West Pharmaceutical Services,
Inc. 190,176
139 Zimmer Biomet Holdings, Inc. 21,360
3,866 Zoetis, Inc. 596,331
3,441 Zymeworks , Inc.
m
116,375
Total 19,562,389
Industrials (1.8%)
2,899 A.O. Smith Corporation 157,416
132 Acuity Brands, Inc. 15,872
765 Advanced Drainage Systems, Inc. 63,097
1,466 AECOM
m
73,447

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Industrials (1.8%) - continued
771 Aegion Corporation
m
$ 14,163
1,656 Allegion plc 177,209
9,482 Altra Industrial Motion Corporation 487,470
6,235 American Airlines Group, Inc.
j
107,055
4,936 AMETEK, Inc. 559,051
21,837 Arconic , Inc. 536,753
341 Armstrong World Industries, Inc. 26,670
7,684 ASGN, Inc.
m
637,080
3,585 AZZ, Inc. 170,610
104 Boeing Company 20,196
661 Carlisle Companies, Inc. 95,799
310 Caterpillar, Inc. 56,680
4,565 CBIZ, Inc.
m
118,279
3,960 Chart Industries, Inc.
m
475,636
614 Cintas Corporation 195,326
28 Copart , Inc.
m
3,073
657 CRA International, Inc. 34,959
3,540 Crane Company 267,907
2,190 CSW Industrials, Inc. 255,179
432 CSX Corporation 37,046
673 Cummins, Inc. 157,765
6,198 Curtiss-Wright Corporation 643,290
1,485 Delta Air Lines, Inc. 56,371
512 Douglas Dynamics, Inc. 20,890
451 Dycom Industries, Inc.
m
36,594
1,746 Eaton Corporation plc 205,504
1,895 EMCOR Group, Inc. 167,328
2,569 Emerson Electric Company 203,850
1,565 Encore Wire Corporation 90,379
373 Expeditors International of
Washington, Inc. 33,391
1,334 Fluor Corporation 23,065
2,999 Forrester Research, Inc.
m
118,940
4,743 Forward Air Corporation 340,026
1,271 Generac Holdings, Inc.
m
313,200
2,302 General Dynamics Corporation 337,657
1,430 Gorman-Rupp Company 45,045
440 Heico Corporation 51,806
4,095 Helios Technologies, Inc. 223,382
2,519 Honeywell International, Inc. 492,137
2,259 Hubbell, Inc. 351,500
406 ICF International, Inc. 31,315
3,502 IDEX Corporation 652,037
158 Illinois Tool Works, Inc. 30,685
138 Insperity , Inc. 10,832
67 JB Hunt Transport Services, Inc. 9,022
1,718 JetBlue Airways Corporation
m
24,636
1,766 Johnson Controls International plc 87,982
240 Kansas City Southern 48,641
149 Kimball International, Inc. 1,801
298 L3Harris Technologies, Inc. 51,110
2,323 Landstar System, Inc. 323,826
863 Lennox International, Inc. 237,748
6,883 Lincoln Electric Holdings, Inc. 788,104
1,249 Linde Public Limited Company 306,505
313 Lockheed Martin Corporation 100,730
4,959 Manpower, Inc. 438,574
335 Masonite International
Corporation
m
33,333
4,853 Mercury Systems, Inc.
m
344,854
17,798 Meritor, Inc.
m
459,366
5,360 Middleby Corporation
j,m
727,459
1,409 MSC Industrial Direct Company,
Inc. 109,296
Shares Common Stock (11.8%) Value
Industrials (1.8%) - continued
2,456 NAPCO Security Technologies,
Inc.
m
$ 63,660
257 Nordson Corporation 46,000
188 Norfolk Southern Corporation 44,485
880 Northrop Grumman Corporation 252,217
1,155 Nutrien , Ltd. 56,791
1,594 Old Dominion Freight Line, Inc. 309,236
380 Otis Worldwide Corporation 24,567
604 Parker-Hannifin Corporation 159,824
1,186 Quad/Graphics, Inc. 5,550
1,452 Ranpak Holdings Corporation
m
25,178
9,402 Raven Industries, Inc. 303,403
704 Raytheon Technologies
Corporation 46,978
608 RBC Bearings, Inc.
m
101,737
6,804 Regal-Beloit Corporation 853,766
5,629 Ritchie Brothers Auctioneers, Inc. 331,604
604 Rockwell Automation, Inc. 150,112
3,064 Rush Enterprises, Inc. 128,657
555 Ryder System, Inc. 34,737
1,177 Saia, Inc.
m
208,035
714 Simpson Manufacturing Company,
Inc. 65,688
352 Snap-On, Inc. 63,356
1,890 Southwest Airlines Company 83,047
534 Spirit Airlines, Inc.
m
13,852
218 SPX FLOW, Inc.
m
11,547
3,606 Standex International Corporation 295,367
6,982 Summit Materials, Inc.
m
143,340
106 Sunrun , Inc.
m
7,343
312 Teledyne Technologies, Inc.
m
111,387
628 Tetra Tech, Inc. 76,346
527 Thermon Group Holdings, Inc.
m
7,689
1,018 Timken Company 77,022
17 Toro Company 1,602
4,698 TransUnion 408,914
3,867 Trex Company, Inc.
m
354,875
3,890 TriMas Corporation
m
123,119
345 UniFirst Corporation 73,416
1,495 Union Pacific Corporation 295,218
578 United Airlines Holdings, Inc.
m
23,114
396 United Parcel Service, Inc. 61,380
3,562 United Rentals, Inc.
m
865,602
2,071 Valmont Industries, Inc. 399,537
787 Verisk Analytics, Inc. 144,415
525 Waste Connections, Inc. 51,718
839 Watsco , Inc. 200,093
124 Watts Water Technologies, Inc. 14,889
2,547 WESCO International, Inc.
m
193,852
1,931 Willdan Group, Inc.
m
86,296
1,130 XPO Logistics, Inc.
m
124,763
526 Xylem, Inc. 50,806
Total 20,892,079
Information Technology (2.6%)
2,098 Accenture plc 507,548
965 Adobe, Inc.
m
442,713
268 ADTRAN, Inc. 4,610
2,589 Advanced Energy Industries, Inc.
m
265,580
7,216 Agilysys , Inc.
m
265,477
632 Akamai Technologies, Inc.
m
70,171
2,574 Alliance Data Systems Corporation 174,131
5,073 Amphenol Corporation 633,516
285 Analog Devices, Inc. 41,989
7,473 Anaplan, Inc.
m
498,449

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Information Technology (2.6%) - continued
779 ANSYS, Inc.
m
$ 276,054
20,827 Apple, Inc. 2,748,331
667 Aspen Technology, Inc.
m
89,311
1,292 Atlassian Corporation plc
m
298,620
1,394 Avalara, Inc.
m
209,100
51 Avnet, Inc. 1,801
2,704 Axcelis Technologies, Inc.
m
92,585
2,668 Bandwidth, Inc.
m
475,278
2,437 Benchmark Electronics, Inc. 61,729
8,974 BigCommerce Holdings, Inc.
j,m
717,382
16 Bill.com Holdings, Inc.
m
1,950
2,829 Blackline, Inc.
m
366,695
649 Broadcom, Ltd. 292,375
1,225 Broadridge Financial Solutions,
Inc. 173,105
219 CACI International, Inc.
m
52,827
3,561 CDK Global, Inc. 177,694
684 CDW Corporation 90,055
268 Ceridian HCM Holding, Inc.
m
24,900
13,241 Change Healthcare, Inc.
m
315,930
4,178 Ciena Corporation
m
223,063
3,318 Cisco Systems, Inc. 147,916
65 Clearfield, Inc.
m
2,036
1,032 Cognex Corporation 84,758
3,786 Computer Services, Inc. 234,732
484 Concentrix Corporation
m
51,749
1,385 Coupa Software, Inc.
m
429,170
961 Cree, Inc.
m
97,138
726 CTS Corporation 22,143
1,628 Descartes Systems Group, Inc.
m
99,406
2,131 DocuSign, Inc.
m
496,289
7,536 Dolby Laboratories, Inc. 663,394
314 Domo, Inc.
m
19,904
2,003 Dropbox, Inc.
m
45,328
487 DSP Group, Inc.
m
7,855
6,226 Elastic NV
m
946,103
1,895 Endava plc ADR
m
149,819
346 Enphase Energy, Inc.
m
63,093
713 EPAM Systems, Inc.
m
245,579
1,073 ePlus , Inc.
m
90,175
3,211 Euronet Worldwide, Inc.
m
401,247
1,946 Eventbrite, Inc.
j,m
34,736
960 ExlService Holdings, Inc.
m
73,613
521 eXp World Holdings, Inc.
m
55,533
780 F5 Networks, Inc.
m
152,841
737 Fair Isaac Corporation
m
331,731
1,047 First Solar, Inc.
m
103,810
1,428 Five9, Inc.
m
237,405
4,881 FLIR Systems, Inc. 254,056
2,611 Global Payments, Inc. 460,894
213 Guidewire Software, Inc.
m
24,440
1,722 Health Catalyst, Inc.
j,m
85,549
1,183 II-VI, Inc.
m
99,455
595 InterDigital , Inc. 38,205
832 Intuit, Inc. 300,543
33 IPG Photonics Corporation
m
7,373
1,576 Jack Henry & Associates, Inc. 228,189
1,000 Juniper Networks, Inc. 24,420
393 Kulicke and Soffa Industries, Inc. 14,018
648 Lam Research Corporation 313,600
2,861 Lattice Semiconductor
Corporation
m
114,755
1,046 Littelfuse , Inc. 254,565
5,024 Lumentum Holdings, Inc.
m
471,251
600 Manhattan Associates, Inc.
m
67,938
Shares Common Stock (11.8%) Value
Information Technology (2.6%) - continued
60 ManTech International Corporation $ 5,381
2,300 MasterCard, Inc. 727,467
443 MAXIMUS, Inc. 33,252
135 MaxLinear , Inc.
m
4,238
10,295 Medallia , Inc.
m
427,243
10,113 Microsoft Corporation 2,345,812
208 MicroStrategy , Inc.
j,m
128,400
3,229 MKS Instruments, Inc. 510,408
2,497 Monolithic Power Systems, Inc. 887,159
739 Motorola Solutions, Inc. 123,819
6,028 National Instruments Corporation 249,559
62 NetApp, Inc. 4,119
1,235 Nice, Ltd. ADR
j,m
322,681
679 Nova Measuring Instruments, Ltd.
m
47,279
562 Novanta , Inc.
m
70,205
8,810 Nuance Communications, Inc.
m
401,207
551 NVIDIA Corporation 286,294
1,042 Okta , Inc.
m
269,888
3,731 Oracle Corporation 225,464
1,351 Palo Alto Networks, Inc.
m
473,863
10 Paylocity Holding Corporation
m
1,875
1,357 PayPal Holdings, Inc.
m
317,959
2,173 Plexus Corporation
m
167,147
229 Progress Software Corporation 9,201
1,095 Q2 Holdings, Inc.
m
140,149
1,138 QAD, Inc. 73,731
1,364 Qorvo , Inc.
m
233,080
1,027 QUALCOMM, Inc. 160,500
869 Rogers Corporation
m
135,625
1,211 Sabre Corporation 13,055
2,098 SailPoint Technologies Holdings,
Inc.
m
116,040
536 Salesforce.com, Inc.
m
120,900
50 Samsung Electronics Company,
Ltd. GDR 91,837
1,190 ScanSource , Inc.
m
28,786
1,527 Semtech Corporation
m
108,341
556 ServiceNow , Inc.
m
301,997
191 Shift4 Payments, Inc.
m
12,417
40 Shopify Inc.
m
43,944
3,676 Sierra Wireless, Inc.
j,m
68,043
565 Silicon Laboratories, Inc.
m
74,111
194 Solaredge Technology, Ltd.
m
55,936
565 Square, Inc.
m
122,017
9,973 STMicroelectronics NV ADR
j
398,421
484 SYNNEX Corporation 39,504
1,222 Synopsys, Inc.
m
312,160
616 TE Connectivity, Ltd. 74,166
3,796 Texas Instruments, Inc. 628,959
357 Tyler Technologies, Inc.
m
150,936
653 VeriSign, Inc.
m
126,728
440 ViaSat , Inc.
m
19,158
1,436 Visa, Inc. 277,507
156 VMware, Inc.
m
21,505
183 Western Union Company 4,075
4,513 Workiva , Inc.
m
439,882
246 Zendesk , Inc.
m
35,483
444 Zix Corporation
m
3,619
1,532 Zscaler , Inc.
m
305,940
Total 30,418,195
Materials (0.4%)
446 AdvanSix , Inc.
m
9,509
139 Air Products and Chemicals, Inc. 37,080
1,334 AptarGroup, Inc. 177,382

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Materials (0.4%) - continued
586 Avery Dennison Corporation $ 88,410
1,520 Axalta Coating Systems, Ltd.
m
41,025
67 Balchem Corporation 7,171
825 Ball Corporation 72,616
882 Cabot Corporation 38,729
6,596 Carpenter Technology Corporation 206,059
394 Celanese Corporation 48,127
1,553 CF Industries Holdings, Inc. 64,263
3,501 Chemours Company 92,216
2,825 Cleveland-Cliffs, Inc. 43,335
7,228 Coeur Mining, Inc.
m
65,413
3,661 Eastman Chemical Company 360,059
1,410 Ecolab, Inc. 288,359
16,153 Element Solutions, Inc. 275,086
3,560 Ferroglobe Representation &
Warranty Insurance Trust
e,m
0
513 FMC Corporation 55,553
836 Ingevity Corporation
m
54,917
3,107 Innospec , Inc. 272,763
34,217 Ivanhoe Mines, Ltd.
m
163,492
2,468 Kaiser Aluminum Corporation 213,976
283 LyondellBasell Industries NV 24,270
1,519 Martin Marietta Materials, Inc. 436,576
927 Materion Corporation 63,212
1,230 Minerals Technologies, Inc. 75,805
3,116 Myers Industries, Inc. 62,476
1,726 Neenah, Inc. 87,888
1,297 Nucor Corporation 63,203
1,186 O-I Glass, Inc. 14,991
2,160 Olin Corporation 51,646
385 Olympic Steel, Inc. 5,255
38 PPG Industries, Inc. 5,119
1,582 Quaker Chemical Corporation 414,690
93 Reliance Steel & Aluminum
Company 10,795
428 RPM International, Inc. 35,297
1,808 Ryerson Holding Corporation
m
22,311
369 Scotts Miracle- Gro Company 81,700
375 Sealed Air Corporation 15,851
1,703 Sensient Technologies Corporation 120,113
367 Sherwin-Williams Company 253,891
2,432 Steel Dynamics, Inc. 83,345
4,342 UFP Technologies, Inc.
m
199,775
2,127 United States Lime & Minerals, Inc. 257,367
435 United States Steel Corporation 7,726
4,321 W. R. Grace & Company 250,704
336 Worthington Industries, Inc. 17,586
Total 5,337,132
Real Estate (0.8%)
7,860 Agree Realty Corporation 496,752
224 Alexandria Real Estate Equities,
Inc. 37,433
7,580 American Campus Communities,
Inc. 311,993
248 American Tower Corporation 56,385
856 Apartment Income REIT
Corporation
m
33,187
1,424 Armada Hoffler Properties, Inc. 15,308
171 AvalonBay Communities, Inc. 27,988
95 Bluegreen Vacations Holding
Corporations
m
1,243
35 Bluerock Residential Growth REIT,
Inc. 366
3,846 Camden Property Trust 392,869
Shares Common Stock (11.8%) Value
Real Estate (0.8%) - continued
4,512 CareTrust REIT, Inc. $ 101,339
6,728 CBRE Group, Inc.
m
410,273
887 Cedar Realty Trust, Inc. 9,464
423 Centerspace 29,585
2,764 Colliers International Group, Inc. 244,227
549 Colony Credit Real Estate, Inc. 4,337
1,925 Columbia Property Trust, Inc. 26,180
993 Community Healthcare Trust, Inc. 44,407
754 Corepoint Lodging, Inc. 5,135
520 CoStar Group, Inc.
m
467,849
7,391 Cushman and Wakefield plc
m
105,913
258 Digital Realty Trust, Inc. 37,139
2,021 Douglas Emmett, Inc. 56,002
1,143 Duke Realty Corporation 45,217
1,515 EastGroup Properties, Inc. 204,737
2,074 EPR Properties 82,213
1,183 Equity Lifestyle Properties, Inc. 71,974
11,724 Essential Properties Realty Trust,
Inc. 244,094
227 Essex Property Trust, Inc. 54,391
998 Farmland Partners, Inc. 10,289
510 Federal Realty Investment Trust 44,656
9,592 First Industrial Realty Trust, Inc. 389,819
803 FirstService Corporation 109,890
9,523 Four Corners Property Trust, Inc. 251,026
1,790 Gaming and Leisure Properties,
Inc. 73,623
1,389 Getty Realty Corporation 36,906
648 Gladstone Commercial
Corporation 11,476
978 Gladstone Land Corporation 15,394
1,022 Global Medical REIT, Inc. 12,816
4,769 Healthcare Realty Trust, Inc. 143,118
2,350 Healthcare Trust of America, Inc. 66,387
182 Highwoods Properties, Inc. 6,823
4,634 Host Hotels & Resorts, Inc. 62,791
961 Hudson Pacific Properties, Inc. 22,526
3,728 Independence Realty Trust, Inc. 49,508
3,066 Industrial Logistics Properties Trust 65,030
1,188 Innovative Industrial Properties,
Inc. 222,299
760 Iron Mountain, Inc. 25,589
725 Jones Lang LaSalle, Inc.
m
106,002
6,085 Kilroy Realty Corporation 344,593
300 Lamar Advertising Company 24,234
1,548 Lexington Realty Trust 15,867
1,365 Life Storage, Inc. 111,357
7,711 Medical Properties Trust, Inc. 162,779
245 National Health Investors, Inc. 15,886
4,339 National Retail Properties, Inc. 169,221
14,971 National Storage Affiliates Trust 547,040
7,850 New Residential Investment
Corporation 73,711
2,099 New Senior Investment Group, Inc. 11,125
1,329 NexPoint Residential Trust, Inc. 52,456
1,606 Omega Healthcare Investors, Inc. 58,169
839 One Liberty Properties, Inc. 16,814
440 Plymouth Industrial REIT, Inc. 6,442
93 PotlatchDeltic Corporation 4,442
1,552 Preferred Apartment Communities,
Inc. 11,159
1,251 Public Storage, Inc. 284,753
3,179 Rayonier, Inc. REIT 97,754
3,279 Realty Income Corporation 193,658
765 Redfin Corporation
m
54,476
8,119 Rexford Industrial Realty, Inc. 397,344

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Real Estate (0.8%) - continued
129 RMR Group, Inc. $ 4,757
5,634 Sabra Health Care REIT, Inc. 94,595
727 SBA Communications Corporation 195,323
19,963 Service Properties Trust 211,807
1,185 SL Green Realty Corporation 79,964
2,341 Spirit Realty Capital, Inc. 90,269
2,869 STAG Industrial, Inc. 85,496
2,802 Store Capital Corporation 86,918
21,424 Sunstone Hotel Investors, Inc. 229,237
1,395 UDR, Inc. 53,638
926 UMH Properties, Inc. 13,612
3,187 Uniti Group, Inc. 39,232
53 Universal Health Realty Income
Trust 3,163
511 WP Carey, Inc. 33,930
Total 9,219,189
Utilities (0.2%)
2,042 AES Corporation 49,804
587 ALLETE, Inc. 36,887
893 Alliant Energy Corporation 43,444
1,137 American Electric Power
Company, Inc. 91,995
272 American States Water Company 21,015
11 American Water Works Company,
Inc. 1,749
1,184 Artesian Resources Corporation 48,402
36 Atmos Energy Corporation 3,204
1,155 Black Hills Corporation 68,284
2,262 CenterPoint Energy, Inc. 47,706
113 Chesapeake Utilities Corporation 11,462
773 CMS Energy Corporation 43,968
990 Consolidated Water Company,
Ltd. 12,543
251 Dominion Energy, Inc. 18,295
431 DTE Energy Company 51,168
663 Duke Energy Corporation 62,322
969 Entergy Corporation 92,375
315 Essential Utilities, Inc. 14,585
944 Evergy , Inc. 50,721
715 Exelon Corporation 29,715
1,736 FirstEnergy Corporation 53,399
825 Hawaiian Electric Industries, Inc. 27,275
541 IDACORP, Inc. 47,770
711 MDU Resources Group, Inc. 18,692
133 Middlesex Water Company 10,587
319 National Fuel Gas Company 12,843
1,024 New Jersey Resources
Corporation 35,850
86 NiSource, Inc. 1,905
295 Northwest Natural Holding
Company 13,779
1,746 NorthWestern Corporation 95,105
1,103 NRG Energy, Inc. 45,675
4,652 OGE Energy Corporation 141,979
577 Otter Tail Corporation 22,901
204 Pinnacle West Capital Corporation 15,351
3,616 Portland General Electric
Company 152,921
532 Southwest Gas Holdings, Inc. 31,899
2,851 Spire, Inc. 174,453
2,651 UGI Corporation 95,409
501 Unitil Corporation 20,426
Shares Common Stock (11.8%) Value
Utilities (0.2%) - continued
1,123 WEC Energy Group, Inc. $ 99,835
Total 1,917,698
Total Common Stock
(cost $100,528,884) 137,660,404
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
5,523,494 Thrivent Cash Management Trust 5,523,494
Total Collateral Held for
Securities Loaned
(cost $5,523,494) 5,523,494
Shares or
Principal
Amount Short-Term Investments ( 16.2% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.070%, 2/9/2021
n,o
599,995
500,000 0.078%, 3/5/2021
n,o
499,978
700,000 0.077%, 3/10/2021
n,o
699,964
200,000 0.060%, 3/16/2021
n,o
199,988
1,200,000 0.080%, 3/17/2021
n,o
1,199,927
1,100,000 0.054%, 3/23/2021
n,o
1,099,923
1,600,000 0.050%, 3/30/2021
n,o
1,599,873
1,900,000 0.084%, 4/7/2021
n,o
1,899,760
1,200,000 0.085%, 4/8/2021
n,o
1,199,846
700,000 0.040%, 5/4/2021
n,o
699,875
Thrivent Core Short-Term Reserve
Fund
18,040,311 0.200% 180,403,104
Total Short-Term Investments
(cost $190,082,459) 190,102,233
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
50 $136.50, expires 2/19/2021 11,719
Put on 30-Yr. U.S. Treasury Bond
Futures
49 $168.00, expires 2/19/2021 49,766
Total Options Purchased
(cost $60,461) 61,485
Total Investments (cost
$1,126,980,123) 110.4% $1,289,982,116
Other Assets and Liabilities, Net
(10.4%) (121,458,468)
Total Net Assets 100.0% $1,168,523,648
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 29, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $66,251,452 or
5.7% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 29, 2021.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 507,332
Common Stock 4,843,311
Total lending $5,350,643
Gross amount payable upon return of
collateral for securities loaned $5,523,494
Net amounts due to counterparty
$172,851
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,382,308 – 1,382,308 –
Capital Goods 2,237,681 – 2,061,369 176,312
Communications Services 5,973,121 – 5,973,121 –
Consumer Cyclical 3,851,549 – 3,851,549 –
Consumer Non-Cyclical 4,767,719 – 4,732,019 35,700
Energy 1,095,771 – 1,095,771 –
Financials 2,736,043 – 2,736,043 –
Technology 1,885,400 – 1,885,400 –
Transportation 764,762 – 764,762 –
Utilities 1,317,423 – 832,725 484,698
Long-Term Fixed Income
Asset-Backed Securities 22,098,605 – 22,098,605 –
Basic Materials 5,111,685 – 5,111,685 –
Capital Goods 8,169,673 – 8,169,673 –
Collateralized Mortgage Obligations 17,337,039 – 17,337,039 –
Commercial Mortgage-Backed Securities 3,127,256 – 3,127,256 –
Communications Services 15,876,139 – 15,876,139 –
Consumer Cyclical 14,289,482 – 14,289,482 –
Consumer Non-Cyclical 20,566,829 – 20,566,829 –
Energy 12,821,427 – 12,821,427 –
Financials 35,304,128 – 35,304,128 –
Mortgage-Backed Securities 140,971,075 – 140,971,075 –
Technology 10,162,964 – 10,162,964 –
Transportation 2,271,173 – 2,271,173 –
U.S. Government & Agencies 149,961,524 – 149,961,524 –
Utilities 10,288,407 – 10,288,407 –
Registered Investment Companies
Unaffiliated 18,951,988 18,951,988 – –
Affiliated 352,894,945 352,894,945 – –
Common Stock
Communications Services 5,843,293 5,839,355 3,938 –
Consumer Discretionary 17,637,212 17,637,212 – –
Consumer Staples 4,275,691 4,275,691 – –
Energy 2,856,996 2,856,996 – –
Financials 19,700,530 19,554,930 145,435 165
Health Care 19,562,389 19,562,389 – –
Industrials 20,892,079 20,892,079 – –
Information Technology 30,418,195 30,326,358 91,837 –
Materials^ 5,337,132 5,173,640 163,492 0
Real Estate 9,219,189 9,219,189 – –
Utilities 1,917,698 1,917,698 – –
Short-Term Investments 9,699,129 – 9,699,129 –
Options Purchased 61,485 61,485 – –
Subtotal Investments in Securities $1,013,637,134 $509,163,955 $503,776,304 $696,875
Other Investments  * Total
Affiliated Short-Term Investments 180,403,104
Affiliated Registered Investment Companies 90,418,384
Collateral Held for Securities Loaned 5,523,494
Subtotal Other Investments $276,344,982
Total Investments at Value $1,289,982,116
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,247,183 3,247,183 – –
Total Asset Derivatives $3,247,183 $3,247,183 $– $–
Liability Derivatives
Futures Contracts 5,592,055 5,592,055 – –
Call Options Written 25,266 – – 25,266
Total Liability Derivatives $5,617,321 $5,592,055 $– $25,266
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling $9,705,136 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 64 March 2021 $ 14,127,197 $ 15,303
CBOT 5-Yr. U.S. Treasury Note 103 March 2021 12,965,446 (321)
CBOT U.S. Long Bond 126 March 2021 21,991,968 (733,405)
CME E-mini Russell 2000 Index 3 March 2021 303,523 6,707
CME E-mini S&P 500 Index 194 March 2021 35,480,893 459,546
CME E-mini S&P Mid-Cap 400 Index 2 March 2021 474,376 (7,236)
ICE US mini MSCI Emerging Markets Index 562 March 2021 35,228,158 2,035,252
Ultra 10-Yr. U.S. Treasury Note 22 March 2021 3,453,727 (69,508)
Total Futures Long Contracts $ 124,025,288 $ 1,706,338
CBOT 10-Yr. U.S. Treasury Note (77) March 2021 ( $ 10,610,112) $ 58,705
CME E-mini Russell 2000 Index (476) March 2021 (45,424,534) (3,798,626)
CME E-mini S&P Mid-Cap 400 Index (98) March 2021 (21,924,758) (965,102)
CME Euro Foreign Exchange Currency (47) March 2021 (7,116,155) (17,857)
CME Ultra Long Term U.S. Treasury Bond (55) March 2021 (11,743,232) 483,701
Eurex Euro STOXX 50 Index (163) March 2021 (6,927,387) 69,372
ICE mini MSCI EAFE Index (189) March 2021 (20,110,072) 118,597
Total Futures Short Contracts ( $ 123,856,250) ($4,051,210)
Total Futures Contracts $ 169,038 ($2,344,872)

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Fund's options contracts held as of January 29, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 50.00 $ 136.50 February 2021 8,267,219 $ 11,719 ( $ 11,844)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 49.00 168.00 February 2021 6,851,562 49,766 12,868
Total Options Purchased Contracts $61,485 $1,024
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.63) $ 103.25 February 2021 (2,710,722) ( $ 3,861) $ 8,649
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (5.25) 103.09 March 2021 (5,412,012) (18,255) 5,124
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (2.63) 103.23 February 2021 (2,710,723) (3,150) 3,925
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($25,266) $17,698
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,152 $1,772 $– $40,358 3,961 3.5%
Core Emerging Markets Equity 7,636 368 – 9,407 770 0.8
Core International Equity 8,191 219 – 9,598 992 0.8
Core Low Volatility Equity 28,759 647 – 31,055 2,529 2.7
Global Stock, Class S 1,423 54 – 1,665 61 0.1
High Yield, Class S 23,774 288 – 25,069 5,357 2.1
Income, Class S 81,524 2,771 – 84,115 8,445 7.2
International Allocation, Class S 36,220 674 – 42,402 4,004 3.6
Large Cap Growth, Class S 47,199 3,432 – 53,612 3,099 4.6
Large Cap Value, Class S 62,091 4,683 – 74,536 3,217 6.4
Limited Maturity Bond, Class S 41,334 168 – 41,796 3,278 3.6
Mid Cap Stock, Class S 19,412 745 – 23,341 715 2.0
Small Cap Stock, Class S 4,899 99 – 6,359 216 0.6
Total Affiliated Registered Investment
Companies 399,614 443,313 38.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 166,854 42,279 28,730 180,403 18,040 15.4
Total Affiliated Short-Term Investments 166,854 180,403 15.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,147 48,700 52,324 5,523 5,523 0.5
Total Collateral Held for Securities Loaned 9,147 5,523 0.5
Total Value $575,615 $629,239
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,434 $– $432
Core Emerging Markets Equity – 1,403 – 68
Core International Equity – 1,188 – 219
Core Low Volatility Equity Fund – 1,649 85 563
Global Stock, Class S – 188 37 16
High Yield, Class S – 1,007 – 288
Income, Class S – (180) 2,187 584
International Allocation, Class S – 5,508 – 674
Large Cap Growth, Class S – 2,981 3,432 –
Large Cap Value, Class S – 7,762 3,551 1,132
Limited Maturity Bond, Class S – 294 – 168
Mid Cap Stock, Class S – 3,184 683 62
Small Cap Stock, Class S – 1,361 60 39
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (19) 19 – 98
Total Income/Non Income Cash from Affiliated Investments $4,343
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 3
Total Affiliated Income from Securities Loaned, Net $3
Total $(19) $27,798 $10,035

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.6% ) Value
Alabama (0.4%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,173,920
1,250,000 5.000%, 6/1/2033, Ser. A 1,463,500
Selma, AL Industrial Development
Board Rev. Refg. (International
Paper Company)
1,500,000 1.375%, 5/1/2034, Ser. A
a
1,558,680
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,389,720
Total 6,585,820
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Mobil)
200,000 0.010%, 12/1/2029
a
200,000
Total 200,000
Arizona (1.7%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,196,430
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 915,720
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
3,000,000 7.750%, 7/1/2050, Ser. A
b
3,232,230
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
910,312
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
2,429,433
Arizona Transportation Board
Highway Rev.
1,500,000 5.000%, 7/1/2036, Ser. A
c
1,530,600
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,633,079
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,684,170
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,069,770
Northern Arizona University Refg.
Rev.
1,180,000 5.000%, 6/1/2036, Ser. A 1,396,908
750,000 5.000%, 6/1/2037, Ser. A 886,050
320,000 5.000%, 6/1/2038, Ser. A 377,395
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,385,200
Principal
Amount Long-Term Fixed Income (99.6%) Value
Arizona (1.7%) - continued
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
$ 2,458,000 0.010%, 11/15/2052, Ser. A
a
$ 2,458,000
Phoenix-Mesa Gateway Airport
Auth. Special Fac. Rev.
1,450,000 5.000%, 7/1/2038, AMT 1,532,316
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
d
849,023
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 587,515
725,000 5.000%, 8/1/2039 909,360
Total 26,983,511
Arkansas (0.3%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 1,090,134
1,300,000 5.000%, 11/1/2046, Ser. A 1,553,656
University of Arkansas Rev. Refg.
Various Fac. Rev. (Pine Bluff
Campus)
650,000 5.000%, 12/1/2029, Ser. A 753,649
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,291,176
825,000 5.000%, 11/1/2041, Ser. A 935,963
Total 5,624,578
California (9.5%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
3,555,000 6.000%, 9/1/2024, Ser. A
d
3,958,350
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,747,400
California County Tobacco
Securitization Agency
(Sonoma County Securitization
Corporation)
200,000 5.000%, 6/1/2049, Ser. B-1 244,308
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,936,335
1,000,000 5.000%, 12/1/2032, Ser. AX 1,285,260
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 9,376,260
8,300,000 5.000%, 5/1/2045, Ser. U-6 13,090,511
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 2,065,962
6,225,000 5.000%, 11/15/2056, Ser. A 7,542,708

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
California (9.5%) - continued
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit Rev.) (FGIC
Insured)
$ 5,000,000 5.000%, 7/1/2025, Ser. A
c,d
$ 6,044,350
California Kindergarten - University
Public Education Fac. G.O.
475,000 0.010%, 5/1/2034, Ser. A4
a
475,000
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,170,760
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 325,493
300,000 5.000%, 10/1/2026 364,929
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 6,203,850
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,041
7,500,000 5.000%, 4/1/2032 10,696,650
500,000 5.000%, 4/1/2049 638,345
Foothill-De Anza, CA Community
College District G.O.
5,000,000 5.000%, 8/1/2040, Ser. C
c
5,123,300
Golden West Schools Financing
Auth. Rev. (NATL-RE Insured)
420,000 5.800%, 2/1/2022, Ser. A
d
443,419
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,748,320
Los Angeles, CA Department of
Airports Rev. Refg.
4,000,000 4.000%, 5/15/2040, Ser. B 4,883,920
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 8,012,340
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
985,000 7.600%, 5/1/2023, Ser. A
c,d
1,070,646
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
355,000 7.500%, 5/1/2023, Ser. A
c,d
385,800
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
c
11,976,100
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,459,400
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,785,206
5,700,000 5.000%, 5/1/2047, Ser. B 6,932,853
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 7,420,920
Principal
Amount Long-Term Fixed Income (99.6%) Value
California (9.5%) - continued
Santa Monica Community College
District, Los Angeles County, CA
G.O.
$ 5,000,000
Zero Coupon, 8/1/2025,
Ser. C $ 4,871,600
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,553,600
Total 152,843,936
Colorado (5.4%)
Colorado Educational and Cultural
Fac. Auth. Charter School Refg.
Rev. (Pinnacle Charter School,
Inc. K-8 Fac.)
200,000 5.000%, 6/1/2021 202,610
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
(Pinnacle Charter School, Inc.
High School)
3,000,000 5.125%, 12/1/2039 3,003,210
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 725,748
475,000 5.000%, 4/1/2048 563,269
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 3,125,125
2,500,000 5.000%, 12/1/2055 3,112,250
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
1,233,529
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,617,760
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,500,063
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,110,000 5.000%, 12/1/2024
c
2,245,673
500,000 5.625%, 6/1/2043
c
563,160
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 7,121,961
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 2,110,150
Colorado State Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,799,976
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health Obligated
Group)
10,000,000 4.000%, 8/1/2049, Ser. A-2 11,365,300

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Colorado (5.4%) - continued
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
$ 500,000 5.000%, 5/15/2030, Ser. A $ 610,520
385,000 5.000%, 5/15/2031, Ser. A 468,495
300,000 5.000%, 5/15/2032, Ser. A 363,699
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,816,560
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,139,020
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,963,035
3,000,000 5.000%, 12/15/2035 3,914,640
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,455,790
2,250,000 5.000%, 12/1/2046, Ser. A 2,578,343
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,317,807
1,000,000 5.000%, 12/1/2024 1,165,590
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood)
1,000,000 5.000%, 12/1/2021
b
1,025,570
500,000 5.000%, 12/1/2022
b
526,430
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
c
3,764,053
9,790,000 5.000%, 6/1/2033
c
9,949,479
3,000,000 5.000%, 6/1/2034, Ser. A
c
3,474,510
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,907,080
Total 86,730,405
Connecticut (0.3%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(Sacred Heart University)
500,000 4.000%, 7/1/2045, Ser. K 572,835
Connecticut State Health &
Educational Fac. Auth. Rev.
Refg. (Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 709,926
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,084,960
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,906,800
Total 4,274,521
Delaware (0.2%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
2,000,000 5.000%, 9/1/2050 2,416,460
Principal
Amount Long-Term Fixed Income (99.6%) Value
Delaware (0.2%) - continued
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
$ 870,000 5.000%, 7/1/2040, Ser. A $ 903,425
500,000 5.000%, 7/1/2048, Ser. A 514,695
Total 3,834,580
District of Columbia (1.5%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 17,185,306
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,570,480
Total 23,755,786
Florida (3.7%)
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
1,155,000
5.000%, 4/1/2021, Ser. A,
AMT
d
1,163,997
605,000
5.000%, 4/1/2022, Ser. A,
AMT
d
638,378
700,000
5.000%, 4/1/2025, Ser. A,
AMT
d
763,231
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,207,480
1,500,000 5.000%, 10/1/2031, Ser. B 1,810,455
Capital Trust Agency FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,881,472
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,297,240
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A
e
269,600
Florida State Higher Educational
Fac. Financial Auth. Educational
Rev. (Ringling College)
5,000,000 5.000%, 3/1/2042 5,681,500
Florida State Municipal Power
Agency Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,193,090
840,000 5.000%, 10/1/2031, Ser. B 1,001,624
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 4,384,940
Gulf Breeze, FL Rev. Refg.
2,020,000 5.000%, 12/1/2033 2,024,424

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Florida (3.7%) - continued
Jacksonville, FL Port Auth. Rev.
Refg.
$ 2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
c
$ 2,737,453
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,234,470
Miami-Dade County, FL Industrial
Development Auth. (Pinecrest
Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,636,065
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,787,300
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,250,000 5.000%, 10/1/2047, Ser. A 1,539,825
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,195,772
Palm Beach County Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,319,020
Palm Beach County Health Fac.
Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,317,640
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,795,560
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 627,900
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,865,700
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,682,890
Total 59,057,026
Georgia (1.0%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,035,170
500,000
5.000%, 1/1/2034, Ser. C,
AMT 517,350
500,000
5.000%, 1/1/2037, Ser. C,
AMT 516,980
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,597,511
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,971,575
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,752,044
Principal
Amount Long-Term Fixed Income (99.6%) Value
Georgia (1.0%) - continued
Main Street Natural Gas, Inc. Rev.
$ 1,750,000 5.000%, 5/15/2028, Ser. A $ 2,236,080
1,920,000 5.000%, 5/15/2033, Ser. A 2,424,499
1,900,000 5.000%, 5/15/2034, Ser. A 2,381,593
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 302,113
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 703,287
Total 16,438,202
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 297,873
Total 297,873
Hawaii (1.5%)
Hawaii State Airports System Rev.
Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 9,592,720
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,069,130
5,395,000 5.250%, 11/15/2037 5,756,303
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,748,336
Hawaii State Harbor System Rev.
Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 240,978
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 426,822
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,493,802
Total 24,328,091
Illinois (6.7%)
Chicago Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 12,476,235
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C
c
1,331,313
2,780,000 5.000%, 1/1/2023, Ser. C 2,993,031
1,000,000 5.000%, 1/1/2027, Ser. A 1,202,370
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,255,934
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,175,570
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,175,570
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,402,332
5,000,000 5.000%, 1/1/2048, Ser. B 6,183,650

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Illinois (6.7%) - continued
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
$ 1,750,000 5.000%, 12/1/2043, Ser. A-1
f,g
$ 1,102,500
Illinois Finance Auth. Rev. (DePaul
University)
4,075,000 6.000%, 10/1/2032, Ser. A
c
4,114,650
1,000,000 5.000%, 10/1/2041 1,163,620
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,178,440
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
c
3,693,327
20,000 5.000%, 3/1/2034
c
21,034
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,903,600
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 2,026,710
2,100,000 5.000%, 8/1/2047, Ser. A 2,417,583
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 551,145
2,885,000 5.000%, 2/15/2037 3,171,192
1,000,000 5.000%, 2/15/2047, Ser. A 1,093,670
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,670,320
7,150,000 5.000%, 6/1/2024 8,066,344
5,000,000 5.000%, 3/1/2027 5,200,100
1,500,000 5.500%, 7/1/2033 1,627,395
1,750,000 5.500%, 7/1/2038 1,890,332
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,543,455
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,773,436
Illinois State Toll Highway Auth.
Senior Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,473,350
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick Place
Expansion) (NATL-RE Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
d
2,975,163
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
d
1,902,920
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
d
7,023,035
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 612,125
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
h
1,616,900
Principal
Amount Long-Term Fixed Income (99.6%) Value
Illinois (6.7%) - continued
Regional Transportation Auth.,
Cook, DuPage, Kane, Lake,
McHenry and Will Counties, IL
Rev. (NATL-RE Insured)
$ 395,000 6.700%, 11/1/2021, Ser. A
d
$ 414,284
Total 108,422,635
Indiana (1.1%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
c
1,963,150
4,155,000 5.000%, 1/1/2042, Ser. A
c
4,237,975
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
1,955,000 5.000%, 4/1/2037, Ser. A 2,009,408
2,465,000 5.000%, 4/1/2042, Ser. A 2,524,653
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,770,795
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,520,841
Total 17,026,822
Iowa (1.9%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 5,262,353
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,269,094
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 7,201,281
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 10,170,441
3,000,000 5.000%, 8/1/2042 3,742,230
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,806,575
Total 30,451,974
Kansas (0.9%)
Kansas Development Finance Auth.
Rev.
3,575,000 5.000%, 5/15/2030, Ser. S 3,583,937
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,309,890
750,000 5.000%, 9/1/2038, Ser. A 979,133
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 3,000,030
University of Kansas Hospital Auth.
Refg. Rev.
4,635,000 5.000%, 3/1/2047, Ser. A 5,561,351
Total 14,434,341
Kentucky (1.0%)
Kentucky State Turnpike Auth.
Economic Development Road
Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
c
5,341,650

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Kentucky (1.0%) - continued
Louisville, KY Regional Airport
Auth. Rev. (BT-OH, LLC)
$ 6,100,000
0.060%, 11/1/2036, Ser. A,
AMT
a
$ 6,100,000
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
d
890,325
Pikeville, KY Hospital Rev. (Pikeville
Medical Center, Inc.)
3,540,000 6.500%, 3/1/2041
c
3,558,054
Total 15,890,029
Louisiana (2.1%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
c
5,539,050
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
2,030,000 0.010%, 12/1/2040, Ser. B
a
2,030,000
Lafayette Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 406,103
1,520,000 5.000%, 11/1/2031 1,641,235
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
4,900,000 5.000%, 2/1/2035, Ser. A
c
5,375,839
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 4,655,120
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
d
1,526,218
800,000 5.000%, 9/1/2031
d
899,200
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,824,100
750,000
5.000%, 1/1/2048, Ser. B,
AMT 877,192
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 903,585
850,000 5.000%, 12/1/2027 1,024,428
350,000 5.000%, 12/1/2029 414,992
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
c
1,497,965
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
c
1,646,115
525,000
5.000%, 4/1/2033, Ser. B,
AMT
c
576,140
Principal
Amount Long-Term Fixed Income (99.6%) Value
Louisiana (2.1%) - continued
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev. (AGM Insured)
$ 1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
d
$ 1,803,915
Total 33,641,197
Maryland (0.2%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,225,720
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,128,950
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 230,190
200,000 4.000%, 7/1/2045 231,336
Total 3,816,196
Massachusetts (4.7%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
d
6,164,750
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,785,375
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 803,872
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,147,720
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G
e
594,915
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 14,178,701
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 22,624,517
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 7,181,892
Massachusetts Health and
Educational Fac. Auth. Rev.
(Tufts University)
200,000 0.010%, 8/15/2040, Ser. N-1
a
200,000
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT 8,768,784

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Massachusetts (4.7%) - continued
University of Massachusetts
Building Auth. Rev. Refg.
$ 2,750,000
5.000%, 5/1/2038, Ser.
2019-1 $ 3,564,633
Total 75,015,159
Michigan (2.6%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 738,335
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,184,017
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,908,600
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,958,140
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 672,260
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 9,501,283
5,110,000 5.000%, 6/30/2048, AMT 6,202,774
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050
e
3,002,375
Total 41,167,784
Minnesota (2.8%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,610,136
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029
c
285,275
500,000 5.000%, 2/1/2034
c
570,550
750,000 5.000%, 2/1/2039
c
855,825
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 367,465
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
519,205
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,242,770
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,812,487
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,200,390
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 231,658
Principal
Amount Long-Term Fixed Income (99.6%) Value
Minnesota (2.8%) - continued
$ 150,000 5.000%, 10/1/2030 $ 173,566
200,000 5.000%, 10/1/2032 230,950
175,000 5.000%, 10/1/2033 202,150
1,500,000 5.000%, 10/1/2047 1,799,055
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,369,160
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
125,000 5.125%, 5/1/2030, Ser. A 125,411
1,000,000 5.000%, 5/1/2046, Ser. A 1,179,240
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,290,007
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,965,757
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 8,324,763
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,024,470
University of Minnesota Rev. (State
Supported Biomedical Science
Research Fac. Funding)
1,655,000 5.000%, 8/1/2030, Ser. B 1,694,207
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 531,805
Western Minnesota Municipal
Power Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
c
1,140,650
1,000,000 5.000%, 1/1/2034, Ser. A
c
1,140,650
300,000 5.000%, 1/1/2035, Ser. A
c
342,195
1,000,000 5.000%, 1/1/2040, Ser. A
c
1,140,650
Winona, MN Health Care Fac. Rev.
Refg. (Winona Health Obligated
Group)
500,000 5.000%, 7/1/2034 506,180
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 265,490
Total 45,142,117
Mississippi (0.4%)
D'Iberville Tax Increment Refg.
(Gulf Coast Promenade)
1,750,000 5.000%, 4/1/2033 1,822,135
Mississippi Business Finance
Corporation Gulf Opportunity
Zone Rev. (Chevron U.S.A., Inc.)
300,000 0.010%, 11/1/2035, Ser. J
a
300,000

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Mississippi (0.4%) - continued
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
$ 3,180,000 5.000%, 1/1/2030
c
$ 3,476,567
Warren County, MS Gulf
Opportunity Zone Rev. Refg.
(International Paper Company)
1,625,000 1.375%, 5/1/2034, Ser. A
a
1,688,570
Total 7,287,272
Missouri (0.9%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 2,187,882
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
d
5,782,350
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,304,568
Missouri State Health and
Educational Fac. Auth. Rev.
(Lake Regional Health System)
925,000 5.000%, 2/15/2022 960,594
1,680,000 5.000%, 2/15/2034 1,731,257
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
d
1,199,980
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,050,390
Total 14,217,021
Montana (0.4%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 1,056,449
800,000 5.000%, 7/1/2039, Ser. A 1,016,184
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 4,216,760
Total 6,289,393
Nebraska (2.0%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
2,105,000 5.000%, 11/15/2047 2,534,315
Lincoln, NE Lincoln Electric System
Rev. Refg.
2,500,000 5.000%, 9/1/2037
c
2,693,000
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,376,065
Principal
Amount Long-Term Fixed Income (99.6%) Value
Nebraska (2.0%) - continued
Omaha, NE Public Power District
Electric Rev.
$ 8,150,000 5.000%, 2/1/2045, Ser. A $ 9,282,116
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 10,330,344
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,547,754
University of Nebraska Lincoln
Student Fees and Fac. Rev.
1,000,000 5.000%, 7/1/2037
c
1,044,750
University of Nebraska Lincoln
Student Fees and Fac. Rev.
Refg.
3,050,000 5.000%, 7/1/2038
c
3,260,664
Total 32,069,008
Nevada (0.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,750,590
3,250,000 5.000%, 9/1/2047, Ser. A 3,764,215
Total 5,514,805
New Hampshire (0.6%)
National Finance Auth., NH Senior
Living Rev. Refg. (Springpoint
Senior Living)
1,330,000 4.000%, 1/1/2051
e
1,460,872
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 8,086,650
Total 9,547,522
New Jersey (1.9%)
Gloucester County, NJ Pollution
Control Financing Auth. Rev.
Refg.
500,000 0.010%, 1/1/2022
a
500,000
New Jersey Covid-19 Emergency
Bonds G.O.
1,250,000 4.000%, 6/1/2032, Ser. A 1,583,975
New Jersey Economic
Development Auth. Rev. School
Fac. Construction
4,000,000 5.000%, 6/15/2043, Ser. EEE 4,850,440
New Jersey Economic
Development Auth. Rev. Self
Designated Social Bonds
300,000
4.000%, 6/15/2050, Ser.
QQQ 343,518
New Jersey Transportation Trust
Fund Auth. Rev.
1,500,000 5.000%, 6/15/2026, Ser. A 1,525,140
1,000,000 5.250%, 6/15/2033, Ser. AA 1,165,990
1,645,000 5.250%, 6/15/2034, Ser. AA 1,915,142
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,501,000
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A
e
1,186,450

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
New Jersey (1.9%) - continued
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
$ 3,180,000 5.250%, 1/1/2025
d
$ 3,795,934
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 11,040,004
Total 30,407,593
New York (9.5%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,659,105
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,394,460
Metropolitan Transportation Auth.
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
3,453,890
Metropolitan Transportation Auth.
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,733,996
Monroe County Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,175,770
Monroe County Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,253,460
1,550,000 5.000%, 7/1/2031, Ser. C 1,936,027
800,000 5.000%, 7/1/2031, Ser. D 999,240
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 10,194,480
450,000 0.010%, 6/15/2044
a
450,000
350,000
0.010%, 6/15/2049, Ser.
BB-1
a
350,000
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 15,400,800
New York City Transitional Finance
Auth. Future Tax Secured Rev.
1,635,000 0.010%, 8/1/2031, Ser. C
a
1,635,000
15,000,000 5.000%, 11/1/2033, Ser. D-1 15,528,000
400,000 0.010%, 8/1/2041
a
400,000
19,000,000 5.000%, 2/1/2043, Ser. A 23,178,290
880,000 0.010%, 2/1/2045, Ser. E-4
a
880,000
800,000 4.000%, 11/1/2045, Ser. D 950,360
New York State Dormitory Auth.
State Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,663,050
New York State Dormitory Auth.
State Personal Income Tax Rev.
Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 10,218,790
10,000 5.000%, 2/15/2043, Ser. B
c
12,965
New York State Liberty
Development Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,384,700
Principal
Amount Long-Term Fixed Income (99.6%) Value
New York (9.5%) - continued
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
$ 775,000 5.000%, 1/1/2036, AMT $ 918,863
New York, NY G.O.
1,920,000 5.000%, 8/1/2032, Ser. A 2,213,549
1,140,000 0.010%, 8/1/2034, Ser. E
a
1,140,000
790,000 0.010%, 4/1/2035, Ser. L
a
790,000
980,000 0.010%, 4/1/2036, Ser. L-3
a
980,000
3,350,000 0.010%, 3/1/2042, Ser. F
a
3,350,000
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,261,114
2,500,000 5.000%, 9/1/2035 2,890,000
2,500,000 5.000%, 9/1/2036 2,886,150
5,000,000 5.000%, 9/1/2039 5,745,400
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 6,228,500
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 2,076,128
Triborough NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 3,033,633
1,000,000 5.250%, 11/15/2045, Ser. A 1,171,290
Triborough NY Bridge & Tunnel
Auth. Rev. (MTA Bridges and
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 6,260,100
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 956,805
Total 152,753,915
North Carolina (0.7%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 3,030,499
Charlotte, NC, Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,833,495
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,058,090
1,000,000 5.000%, 4/1/2033 1,056,550
North Carolina Eastern Municipal
Power Agency Power System
Rev.
1,475,000 6.000%, 1/1/2026, Ser. A
c
1,553,204
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes
Obligated Group)
1,000,000 5.000%, 10/1/2050, Ser. A 1,194,420

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
North Carolina (0.7%) - continued
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
$ 1,750,000 5.000%, 1/1/2049
d
$ 2,175,583
Total 11,901,841
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,541,869
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,495,836
Total 6,037,705
Ohio (5.6%)
Akron Bath and Copley Joint
Township Ohio Hospital Fac.
Rev. Refg. (Summa Health
Obligated Group)
1,600,000 4.000%, 11/15/2037 1,881,904
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,168,630
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,128,130
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 587,500
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
15,000,000 5.000%, 6/1/2055, Ser. B-2 17,478,300
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035
c
1,183,070
Franklin County, OH Convention
Fac. Auth. Rev. (Greater
Columbus Convention Center
Hotel)
1,785,000 5.000%, 12/1/2051 1,879,408
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,763,985
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,412,240
1,500,000 5.000%, 5/1/2037, Ser. A
c
1,591,395
Lucas County, OH Health Care
System Refg. Rev. (Sunset
Retirement Communities)
1,360,000 5.125%, 8/15/2025 1,388,873
1,750,000 5.500%, 8/15/2030 1,785,910
Miami University OH Rev.
1,600,000 5.000%, 9/1/2036 1,641,584
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051
e
937,680
Principal
Amount Long-Term Fixed Income (99.6%) Value
Ohio (5.6%) - continued
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
$ 2,745,000 5.000%, 12/1/2028 $ 3,152,440
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,998,126
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,615,450
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,727,360
Ohio Hospital Rev. (Cleveland
Clinic Health System Obligated
Group)
5,000,000 5.000%, 1/1/2034
c
5,221,400
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 5,055,520
Ohio State Turnpike Commission
Rev.
8,945,000
Zero Coupon, 2/15/2034, Ser.
A-4
h
11,218,372
Ohio State Turnpike Commission
Rev. Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
d
12,292,100
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 2,995,198
Toledo, OH Water System Rev.
Refg. and Improvements
2,500,000 5.000%, 11/15/2038 2,733,500
Total 90,838,075
Oklahoma (1.5%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,817,195
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
c
3,362,520
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,420,737
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,956,250
5,665,000 5.000%, 1/1/2047, Ser. C 6,828,648
Total 24,385,350
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No.3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 437,787
Clackamas County, OR School
District
3,500,000 5.000%, 6/15/2049, Ser. B 4,355,680

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Oregon (1.5%) - continued
Multnomah & Clackamas Counties
School District G.O.
$ 520,000
Zero Coupon, 6/15/2035,
Ser. A $ 374,254
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2050, Ser. 27A,
AMT 6,279,000
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,198,368
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,895,083
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,638,450
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
966,688
Total 24,145,310
Pennsylvania (2.2%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,946,895
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 510,338
410,000 5.000%, 5/15/2048 453,279
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Ministries)
1,220,000 5.000%, 1/1/2038 1,350,796
130,000 5.000%, 1/1/2038
c
153,366
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 269,128
250,000 5.000%, 3/1/2045 269,837
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
(CarbonLite P, LLC)
2,875,000 5.750%, 6/1/2036, AMT
*
2,837,309
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
d
3,882,010
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 1,169,650
3,000,000 5.000%, 12/1/2040, Ser. B 3,553,920
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,892,926
Principal
Amount Long-Term Fixed Income (99.6%) Value
Pennsylvania (2.2%) - continued
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
$ 10,440,000 6.250%, 6/1/2033, Ser. C
d
$ 13,282,290
Total 35,571,744
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,931,679
Total 5,931,679
South Carolina (1.5%)
Beaufort-Jasper Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 507,348
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,869,688
Columbia, SC Waterworks and
Sewer System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A 6,644,295
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,179,450
2,890,000 5.000%, 10/1/2031, Ser. B 3,022,015
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,561,180
South Carolina Jobs Economic
Development Auth. Refg. (Life
Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,317,020
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,623,520
Total 24,724,516
South Dakota (0.1%)
South Dakota Board Of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,156,320
Total 1,156,320
Tennessee (0.2%)
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031 580,265
450,000 5.000%, 11/1/2032 520,965
1,275,000 5.000%, 11/1/2034 1,470,445
250,000 5.000%, 11/1/2036 287,222
Total 2,858,897

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Texas (9.6%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
$ 3,180,000 4.000%, 8/15/2055, Ser. A
d
$ 3,784,073
Central Texas Regional Mobility
Auth. Rev.
1,700,000 5.000%, 1/1/2040, Ser. A 1,951,209
500,000 5.000%, 1/1/2045, Ser. E 626,600
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,045,430
2,000,000 6.000%, 8/15/2043 2,211,200
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
d
1,222,240
4,605,000 5.000%, 8/15/2039
d
5,248,733
2,000,000 5.000%, 8/15/2046, Ser. A
d
2,403,700
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,493,720
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 308,243
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,198,660
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
15,330,300
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,554,082
Lake Travis Independent School
District G.O. Refg. (PSF-GTD
Insured)
1,000,000 5.000%, 2/15/2031
d
1,247,040
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation)
2,900,000 5.000%, 5/15/2050, Ser. A 3,709,564
1,000,000 5.000%, 5/15/2044 1,211,700
New Hope Cultural Education
Facilities Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,051,250
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
d
6,585,500
2,000,000 5.250%, 2/1/2029
d
2,703,960
Principal
Amount Long-Term Fixed Income (99.6%) Value
Texas (9.6%) - continued
North Texas Education Finance
Corporation Education Rev.
(Uplift Education)
$ 4,500,000 5.125%, 12/1/2042, Ser. A
c
$ 4,793,715
North Texas Tollway Auth. System
Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
c
15,424,650
North Texas Tollway Auth. System
Rev. Refg.
5,000,000 5.000%, 1/1/2042, Ser. B
c
5,221,400
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
d
4,681,550
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
c,d
6,529,715
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,502,049
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,360,253
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 10,014,086
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 741,756
600,000 5.000%, 10/1/2040 739,032
700,000 5.000%, 10/1/2041 860,013
Tarrant County Cultural Education
Fac. Finance Corporation
Hospital Rev. (Hendrick Medical
Center)
2,640,000 5.000%, 9/1/2030 2,984,467
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg. (Trinity Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 835,747
Texas G.O. Refg.
7,500,000 5.000%, 10/1/2044, Ser. A
c
8,813,475
Texas Municipal Gas Acquisition &
Supply Corporation III Rev. Refg.
1,000,000 5.000%, 12/15/2032
e
1,375,200
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 18,709,001
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 587,790
4,275,000 4.000%, 6/30/2040, Ser. A 5,014,105
Total 154,075,208
Utah (1.6%)
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,312,209

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Utah (1.6%) - continued
$ 3,000,000 5.000%, 10/1/2049, Ser. A $ 3,759,780
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,687,307
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,202,580
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,230,810
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 937,616
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,582,140
1,000,000 4.000%, 5/15/2043, Ser. A 1,201,670
1,610,000 5.000%, 5/15/2045, Ser. A 1,804,907
Total 25,719,019
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,568,920
1,000,000 5.000%, 12/1/2036, Ser. A 1,187,030
Total 4,755,950
Virginia (2.9%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,741,002
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
c
10,141,300
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,211,974
8,910,000 6.000%, 1/1/2037, AMT 9,497,258
1,800,000 5.500%, 1/1/2042, AMT 1,887,048
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 720,391
6,575,000 5.000%, 12/31/2049, AMT 7,756,199
10,610,000 5.000%, 12/31/2052, AMT 12,495,185
Total 46,450,357
Washington (2.7%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 950,651
FYI Properties Rev. Refg.
(Washington DIS)
5,000,000 5.000%, 6/1/2038 6,106,650
Kalispel Tribe of Indians Priority
Distribution WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
857,160
Pierce County, WA School District
No. 10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039
c
2,656,405
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,218,420
Principal
Amount Long-Term Fixed Income (99.6%) Value
Washington (2.7%) - continued
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
$ 1,000,000 5.000%, 12/1/2033 $ 1,138,390
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,693,085
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 2,349,480
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,544,440
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 573,055
450,000 4.000%, 5/1/2045 518,720
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,502,011
5,310,000 5.000%, 8/1/2042, Ser. A 6,642,704
Total 42,751,171
West Virginia (0.4%)
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,323,650
Total 6,323,650
Wisconsin (2.1%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,270,930
Public Finance Auth. Rev. Refg.
(WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,438,340
Public Finance Auth. WI Retirement
Communities Rev. (Acts
Retirement-Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 1,215,670
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,831,130
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,352,895
2,500,000 5.000%, 12/15/2044 2,808,950
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 11,184,723
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 940,757
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,906,350

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Wisconsin (2.1%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
$ 2,000,000 5.000%, 2/15/2047, Ser. C $ 2,313,260
Total 33,263,005
Wyoming (0.4%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038
e
516,375
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
3,630,000 0.030%, 10/1/2044, AMT
a
3,630,000
Sublette County, WY Pollution
Control Rev. Refg. (ExxonMobil)
1,775,000 0.010%, 10/1/2044
a
1,775,000
Total 5,921,375
Total Long-Term Fixed Income
(cost $1,458,314,487) 1,600,860,284
Total Investments
(cost $1,458,314,487) 99.6% $1,600,860,284
Other Assets and Liabilities,
Net 0.4% 5,732,834
Total Net Assets 100.0% $1,606,593,118
a Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $13,744,917 or
0.9% of total net assets.
c Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Interest is not being accrued.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 29, 2021.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of January 29, 2021 was $3,694,469 or
0.23% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 29, 2021.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians Priority
Distribution WA Rev.,
1/1/2038 5/17/2018 $ 735,954
Pennsylvania Economic
Development Financial
Auth. Solid Waste Disposal
Rev. (CarbonLite P, LLC),
6/1/2036 6/13/2019 2,940,514

Municipal Bond Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 245,871,570 – 245,871,570 –
Electric Revenue 48,911,384 – 48,911,384 –
Escrowed/Pre-refunded 188,971,972 – 188,971,972 –
General Obligation 153,432,381 – 153,432,381 –
Health Care 247,855,028 – 247,855,028 –
Housing Finance 13,618,860 – 13,618,860 –
Industrial Development Revenue 21,388,610 – 21,388,610 –
Other Revenue 96,258,249 – 96,258,249 –
Tax Revenue 112,510,355 – 112,510,355 –
Transportation 340,601,129 – 340,601,129 –
Water & Sewer 131,440,746 – 131,440,746 –
Total Investments at Value $1,600,860,284 $– $1,600,860,284 $–

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 28.2% )
a
Value
Basic Materials (1.6%)
Avantor Funding, Inc., Term Loan
$ 1,315,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 1,318,840
Ball Metalpack Finco, LLC, Term
Loan
263,250
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
261,276
Chemours Company, Term Loan
1,234,179
1.880%,  (LIBOR 1M +
1.750%), 4/3/2025
b
1,223,689
Hexion, Inc., Term Loan
1,032,141
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
1,032,998
INEOS US Petrochem, LLC, Term
Loan
1,745,000
0.000%,  (LIBOR 1M +
2.750%), 1/21/2026
b,c,d
1,750,095
Innophos Holdings, Inc., Term
Loan
1,032,200
3.621%,  (LIBOR 1M +
3.500%), 2/7/2027
b
1,031,343
Momentive Performance Materials
USA, LLC, Term Loan
878,620
3.380%,  (LIBOR 1M +
3.250%), 5/15/2024
b
869,834
Nouryon USA, LLC, Term Loan
2,638,590
3.129%,  (LIBOR 1M +
3.000%), 10/1/2025
b
2,625,397
Pixelle Specialty Solutions, LLC,
Term Loan
1,814,863
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,815,316
PQ Corporation, Term Loan
869,327
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
869,762
Total 12,798,550
Capital Goods (2.7%)
Asplundh Tree Expert, LLC, Term
Loan
683,287
2.621%,  (LIBOR 1M +
2.500%), 9/4/2027
b
684,709
Flex Acquisition Company, Inc.
Term Loan
1,917,620
3.238%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,903,967
Gemini HDPE, LLC, Term Loan
1,590,000
3.500%,  (LIBOR 3M +
3.000%), 12/28/2027
b,c,d
1,578,743
GFL Environmental, Inc., Term
Loan
1,605,000
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,610,345
Graham Packaging Company,
Inc., Term Loan
994,356
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
996,703
Mauser Packaging Solutions
Holding Company, Term Loan
1,359,432
3.381%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,332,528
Principal
Amount Bank Loans (28.2%)
a
Value
Capital Goods (2.7%) - continued
MI Windows and Doors, Inc., Term
Loan
$ 1,450,000
4.500%,  (LIBOR 1M +
3.750%), 12/15/2027
b,e
$ 1,460,875
Natgasoline, LLC, Term Loan
1,136,800
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
1,131,116
Navistar, Inc., Term Loan
1,886,650
3.630%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,882,405
Pactiv Evergreen Group Holdings,
Inc., Term Loan
1,450,856
2.871%,  (LIBOR 1M +
2.750%), 2/5/2023
b
1,449,957
675,000
3.371%,  (LIBOR 1M +
3.250%), 2/16/2026
b
675,337
TransDigm, Inc., Term Loan
3,687,683
2.371%,  (LIBOR 1M +
2.250%), 12/9/2025
b
3,621,230
Vertiv Group Corporation, Term
Loan
3,473,750
3.144%,  (LIBOR 1M +
3.000%), 3/2/2027
b
3,475,834
Total 21,803,749
Communications Services (7.4%)
Altice France SA, Term Loan
784,437
2.871%,  (LIBOR 1M +
2.750%), 7/31/2025
b
773,981
Cablevision Lightpath, LLC, Term
Loan
1,586,025
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,589,990
CCI Buyer, Inc., Term Loan
405,000
4.750%,  (LIBOR 2M +
4.000%), 12/12/2027
b
407,430
CommScope, Inc., Term Loan
2,439,125
3.371%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,431,125
Coral-US Co-Borrower, LLC, Term
Loan
4,345,000
2.371%,  (LIBOR 1M +
2.250%), 1/31/2028
b
4,320,581
CSC Holdings, LLC, Term Loan
1,438,937
2.377%,  (LIBOR 1M +
2.250%), 7/17/2025
b
1,427,253
3,554,100
2.627%,  (LIBOR 1M +
2.500%), 4/15/2027
b
3,534,126
Diamond Sports Group, LLC, Term
Loan
3,089,461
3.380%,  (LIBOR 1M +
3.250%), 8/24/2026
b
2,623,477
E.W. Scripps Company, Term Loan
1,510,000
3.750%,  (LIBOR 1M +
3.000%), 12/15/2027
b,c,d
1,508,868
Eagle Broadband Investments,
LLC, Term Loan
2,650,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
2,660,494
Entercom Media Corporation, Term
Loan
1,547,748
2.623%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,523,247

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (28.2%)
a
Value
Communications Services (7.4%) - continued
GCI, LLC, Term Loan
$ 2,508,712
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
$ 2,505,577
Gray Television, Inc., Term Loan
935,000
2.394%,  (LIBOR 1M +
2.250%), 2/7/2024
b
929,745
HCP Acquisition, LLC, Term Loan
2,447,316
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
2,450,815
iHeartCommunications, Inc., Term
Loan
1,195,940
3.121%,  (LIBOR 1M +
3.000%), 5/1/2026
b
1,180,094
Lumen Technologies, Inc., Term
Loan
3,709,565
2.371%,  (LIBOR 1M +
2.250%), 3/15/2027
b
3,693,799
Meredith Corporation, Term Loan
1,371,554
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
1,392,991
NEP Group, Inc., Term Loan
2,060,109
3.371%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,961,677
Nexstar Broadcasting, Inc., Term
Loan
2,330,592
2.894%,  (LIBOR 1M +
2.750%), 9/19/2026
b
2,330,266
Nielsen Finance, LLC, Term Loan
833,700
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
838,394
Radiate Holdco, LLC, Term Loan
3,775,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
3,771,867
SBA Senior Finance II, LLC, Term
Loan
1,847,795
1.880%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,838,981
Terrier Media Buyer, Inc., Term
Loan
2,135,000
0.000%,  (LIBOR 1M +
3.500%), 12/17/2026
b,c,d
2,131,798
1,153,350
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
1,152,485
771,125
4.371%,  (LIBOR 1M +
4.250%), 12/17/2026
b
771,125
TNS, Inc., Term Loan
1,379,474
4.130%,  (LIBOR 1M +
4.000%), 8/14/2022
b
1,380,343
Virgin Media Bristol, LLC, Term
Loan
3,140,000
2.627%,  (LIBOR 1M +
2.500%), 1/31/2028
b
3,122,981
WideOpenWest Finance, LLC,
Term Loan
1,956,862
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,950,756
Xplornet Communications, Inc.,
Term Loan
1,637,561
4.871%,  (LIBOR 1M +
4.750%), 6/10/2027
b
1,650,432
Principal
Amount Bank Loans (28.2%)
a
Value
Communications Services (7.4%) - continued
Ziggo Financing Partnership, Term
Loan
$ 2,285,000
2.627%,  (LIBOR 1M +
2.500%), 4/30/2028
b
$ 2,269,759
Total 60,124,457
Consumer Cyclical (3.9%)
1011778 B.C., LLC, Term Loan
2,847,385
1.871%,  (LIBOR 1M +
1.750%), 11/19/2026
b
2,825,431
Caesars Resort Collection, LLC,
Term Loan
2,109,713
4.621%,  (LIBOR 1M +
4.500%), 7/20/2025
b
2,107,075
Carnival Corporation, Term Loan
1,057,343
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
1,087,086
Cengage Learning, Inc., Term
Loan
1,047,335
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
1,005,316
CP Atlas Buyer, Inc., Term Loan
810,000
0.000%,  (LIBOR 1M +
3.750%), 12/27/2027
b,c,d
810,000
Four Seasons Hotels, Ltd., Term
Loan
1,449,697
2.121%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,443,536
Golden Entertainment, Inc., Term
Loan
3,173,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
3,142,726
Golden Nugget, LLC, Term Loan
1,576,575
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,542,584
Harbor Freight Tools USA, Inc.,
Term Loan
2,049,863
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
2,050,887
IAA, Inc., Term Loan
585,337
2.375%,  (LIBOR 1M +
2.250%), 6/28/2026
b,e
583,874
LCPR Loan Financing, LLC, Term
Loan
2,995,000
5.127%,  (LIBOR 1M +
5.000%), 10/15/2026
b
3,018,391
Michaels Stores, Inc., Term Loan
1,502,450
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
1,498,694
PetSmart, Inc., Term Loan
415,000
0.000%,  (LIBOR 1M +
3.750%), 1/29/2028
b,c,d
414,481
Scientific Games International,
Inc., Term Loan
4,823,551
2.871%,  (LIBOR 1M +
2.750%), 8/14/2024
b
4,736,148
Staples, Inc., Term Loan
512,847
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
504,898
1,064,902
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,040,942

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (28.2%)
a
Value
Consumer Cyclical (3.9%) - continued
Stars Group Holdings BV, Term
Loan
$ 1,150,751
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
$ 1,153,295
Tenneco, Inc., Term Loan
1,585,293
3.121%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,565,081
Truck Hero, Inc., Term Loan
370,000
0.000%,  (LIBOR 1M +
3.750%), 1/20/2028
b,c,d
370,185
Wyndham Hotels & Resorts, Inc.,
Term Loan
997,050
1.871%,  (LIBOR 1M +
1.750%), 5/30/2025
b
990,131
Total 31,890,761
Consumer Non-Cyclical (4.6%)
Adient US, LLC, Term Loan
1,266,785
4.394%,  (LIBOR 1M +
4.250%), 5/6/2024
b
1,266,785
Aramark Services, Inc., Term Loan
575,000
1.871%,  (LIBOR 1M +
1.750%), 3/11/2025
b
569,250
Bausch Health Americas, Inc.,
Term Loan
3,030,729
3.121%,  (LIBOR 1M +
3.000%), 6/1/2025
b
3,031,214
Bellring Brands, LLC, Term Loan
575,226
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
579,828
Change Healthcare Holdings, LLC,
Term Loan
1,158,366
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
1,158,366
Chobani, LLC, Term Loan
817,950
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
820,510
CNT Holdings I Corporation, Term
Loan
1,060,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
1,064,547
295,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
300,900
Dole Food Company, Inc., Term
Loan
2,048,582
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
2,047,127
Elanco Animal Health, Inc., Term
Loan
1,339,399
1.894%,  (LIBOR 1M +
1.750%), 8/1/2027
b
1,335,488
Endo International plc, Term Loan
1,513,902
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
1,500,656
Froneri U.S., Inc., Term Loan
726,350
2.371%,  (LIBOR 1M +
2.250%), 1/31/2027
b
722,217
Global Medical Response, Inc.,
Term Loan
480,150
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
478,830
4,885,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
4,886,221
Principal
Amount Bank Loans (28.2%)
a
Value
Consumer Non-Cyclical (4.6%) - continued
Grifols Worldwide Operations USA,
Inc., Term Loan
$ 1,481,359
2.092%,  (LIBOR 1W +
2.000%), 11/15/2027
b
$ 1,477,656
IQVIA, Inc., Term Loan
560,654
1.871%,  (LIBOR 1M +
1.750%), 1/1/2025
b
559,813
JBS USA LUX SA, Term Loan
2,335,289
2.121%,  (LIBOR 1M +
2.000%), 5/1/2026
b
2,330,431
MPH Acquisition Holdings, LLC,
Term Loan
3,584,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,578,437
Ortho-Clinical Diagnostics SA,
Term Loan
3,546,901
3.394%,  (PRIME + 2.250%),
6/30/2025
b
3,536,260
Plantronics, Inc., Term Loan
796,023
2.621%,  (LIBOR 1M +
2.500%), 7/2/2025
b
786,622
PPD, Inc., Term Loan
1,315,000
2.750%,  (LIBOR 1M +
2.250%), 1/6/2028
b
1,319,931
Precision Medicine Group, LLC,
Term Loan
230,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d
230,720
1,740,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b
1,745,446
Sotera Health Holdings, LLC, Term
Loan
1,048,000
0.000%,  (LIBOR 1M +
2.750%), 12/13/2026
b,c,d
1,044,940
US Foods, Inc., Term Loan
823,532
1.871%,  (LIBOR 1M +
1.750%), 6/27/2023
b
815,108
Total 37,187,303
Energy (1.0%)
Buckeye Partners, LP, Term Loan
1,715,000
0.000%,  (LIBOR 1M +
2.250%), 11/1/2026
b,c,d
1,714,040
1,751,763
2.897%,  (PRIME + 1.750%),
11/1/2026
b
1,750,781
Calpine Corporation, Term Loan
2,060,000
2.630%,  (LIBOR 1M +
2.500%), 12/16/2027
b
2,060,865
Energizer Holdings, Inc., Term
Loan
963,333
2.750%,  (LIBOR 1M +
2.250%), 12/16/2027
b
962,736
Lealand Finance Company BV,
Term Loan
397,215
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
256,867
Lummus Technology Holdings V,
LLC, Term Loan
1,795,500
4.121%,  (LIBOR 1M +
4.000%), 6/30/2027
b
1,798,876
Total 8,544,165

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (28.2%)
a
Value
Financials (2.8%)
Asurion, LLC, Term Loan
$ 2,205,000
3.371%,  (LIBOR 1M +
3.250%), 12/18/2026
b,c,d
$ 2,192,145
805,000
0.000%,  (LIBOR 1M +
3.250%), 8/3/2027
b,c,d
799,969
1,445,000
0.000%,  (LIBOR 1M +
5.250%), 2/3/2028
b,c,d
1,455,837
Avolon TLB Borrower 1 US, LLC,
Term Loan
1,053,990
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
1,050,396
Blackstone CQP Holdco, LP, Term
Loan
1,901,050
3.736%,  (LIBOR 3M +
3.500%), 9/30/2024
b
1,899,358
BPR Nimbus, LLC, Term Loan
1,370,772
2.621%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,327,360
Delos Finance SARL, Term Loan
1,040,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
1,037,691
INEOS US Finance, LLC, Term
Loan
823,632
2.121%,  (LIBOR 1M +
2.000%), 3/31/2024
b
818,295
Level 3 Financing, Inc., Term Loan
1,980,000
1.871%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,966,397
MoneyGram International, Inc.,
Term Loan
1,073,650
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
1,070,515
NCR Corporation, Term Loan
1,607,987
2.720%,  (LIBOR 3M +
2.500%), 8/28/2026
b
1,602,633
Newco Financing Partnership,
Term Loan
1,717,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
1,717,071
Northriver Midstream Finance, LP,
Term Loan
1,594,609
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,588,629
TricorBraun Holdings, Inc.,
Delayed Draw
372,761
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
371,829
TricorBraun Holdings, Inc., Term
Loan
1,657,235
0.000%,  (LIBOR 1M +
3.250%), 1/29/2028
b,c,d
1,653,092
Tronox Finance, LLC, Term Loan
937,208
3.183%,  (LIBOR 3M +
3.000%), 9/22/2024
b
936,374
UPC Financing Partnership, Term
Loan
1,717,500
3.627%,  (LIBOR 3M +
3.500%), 1/31/2029
b,c,d
1,717,071
Total 23,204,662
Principal
Amount Bank Loans (28.2%)
a
Value
Technology (2.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 1,616,840
3.711%,  (LIBOR 2M +
3.500%), 8/21/2026
b
$ 1,574,899
Prime Security Services Borrower,
LLC, Term Loan
4,860,000
0.000%,  (LIBOR 1M +
2.750%), 9/23/2026
b,c,d
4,855,675
Rackspace Technology Global,
Inc., Term Loan
3,972,126
4.000%,  (LIBOR 1M +
3.000%), 11/3/2023
b
3,969,901
SS&C Technologies, Inc., Term
Loan
1,637,736
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,627,304
1,240,309
1.871%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,232,408
Zayo Group Holdings, Inc., Term
Loan
2,957,421
3.121%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,937,340
Total 16,197,527
Transportation (0.9%)
Delta Air Lines, Inc., Term Loan
746,250
5.750%,  (LIBOR 1M +
4.750%), 4/29/2023
b
757,817
Genesee & Wyoming, Inc., Term
Loan
2,059,438
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
2,056,863
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,198,327
SkyMiles IP, Ltd., Term Loan
1,365,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,427,790
United Airlines, Inc., Term Loan
1,539,010
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
1,507,276
Total 6,948,073
Utilities (1.3%)
Advanced Drainage Systems, Inc.,
Term Loan
354,911
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
354,467
Core and Main, LP, Term Loan
2,222,806
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
2,216,138
EnergySolutions, LLC, Term Loan
872,625
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
868,262
Exgen Renewables IV, LLC, Term
Loan
2,115,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,c,d
2,126,633
Pacific Gas and Electric Company,
Term Loan
2,572,075
6.750%,  (PRIME + 3.500%),
6/23/2025
b
2,592,652

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (28.2%)
a
Value
Utilities (1.3%) - continued
PG&E Corporation, Term Loan
$ 2,785,000
0.000%,  (LIBOR 1M +
3.000%), 6/23/2025
b,c,d,e
$ 2,816,331
Total 10,974,483
Total Bank Loans
(cost $228,239,470) 229,673,730
Principal
Amount Long-Term Fixed Income ( 53.0% ) Value
Asset-Backed Securities (4.5%)
522 Funding CLO, Ltd.
1,300,000
2.624%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,300,140
1,100,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
1,104,925
Apidos CLO XXIV
1,400,000
1.674%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
1,400,531
Ares LVII CLO, Ltd.
1,100,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
1,110,939
Assurant CLO III, Ltd.
1,350,000
1.454%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
b,g
1,350,209
Babson CLO, Ltd.
1,225,000
3.124%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,200,261
Benefit Street Partners CLO IV, Ltd.
850,000
1.974%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
850,779
Business Jet Securities, LLC
764,859
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
782,243
Cent CLO, LP
2,700,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,701,358
College Ave Student Loans, LLC
452,093
1.780%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
460,301
Conn's Receivables Funding
373,519
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
374,090
Dryden 36 Senior Loan Fund
950,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
950,544
Education Funding Trust
1,493,787
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
1,544,433
Foundation Finance Trust
264,747
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
269,748
Principal
Amount Long-Term Fixed Income (53.0%) Value
Asset-Backed Securities (4.5%) - continued
Freedom ABS Trust
$ 642,141
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
$ 647,879
Harley Marine Financing, LLC
1,234,538
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,120,957
Madison Park Funding XIV, Ltd.
1,250,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,250,141
Myers Park CLO, Ltd.
1,275,000
1.624%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,275,455
Octagon Investment Partners 50,
Ltd.
1,350,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,359,943
OHA Credit Funding 1, Ltd.
1,085,000
1.674%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,085,460
OZLM IX, Ltd.
2,000,000
1.774%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
2,001,386
Palmer Square CLO, Ltd.
1,200,000
2.238%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,g
1,200,239
Palmer Square Loan Funding, Ltd.
850,000
2.474%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
850,835
Pretium Mortgage Credit Partners,
LLC
2,124,217
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
2,124,867
Riserva CLO, Ltd.
1,125,000
1.923%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,125,794
Saxon Asset Securities Trust
335,414
3.578%,  8/25/2035, Ser.
2004-2, Class MF2
b
335,898
Sound Point CLO X, Ltd.
1,150,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,144,909
Sound Point CLO XXI, Ltd.
2,200,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,212,153
TCI-Flatiron CLO, Ltd.
2,170,000
2.436%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
2,168,366
THL Credit Wind River CLO, Ltd.
1,150,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,144,170

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Asset-Backed Securities (4.5%) - continued
VCAT Asset Securitization, LLC
$ 300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g
$ 300,218
Total 36,749,171
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 76,611
Alcoa Nederland Holding BV
350,000 5.500%,  12/15/2027
g
376,345
BWAY Holding Company
350,000 5.500%,  4/15/2024
g
354,228
Cleveland-Cliffs, Inc.
220,000 5.750%,  3/1/2025 224,950
200,000 9.875%,  10/17/2025
g
235,176
EI du Pont de Nemours &
Company
136,000 1.700%,  7/15/2025 141,000
First Quantum Minerals, Ltd.
390,000 7.500%,  4/1/2025
g
403,174
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 336,576
340,000 4.250%,  3/1/2030 368,580
Ingevity Corporation
400,000 3.875%,  11/1/2028
g
401,044
Kinross Gold Corporation
117,000 5.125%,  9/1/2021 118,800
Kraton Polymers, LLC
350,000 4.250%,  12/15/2025
g
351,750
LYB International Finance III, LLC
135,000 1.250%,  10/1/2025 136,217
Mercer International, Inc.
260,000 5.125%,  2/1/2029
g
264,550
Methanex Corporation
300,000 5.250%,  12/15/2029 314,063
Mosaic Company
64,000 3.250%,  11/15/2022 66,774
Norbord, Inc.
515,000 5.750%,  7/15/2027
g
552,981
Novelis Corporation
570,000 5.875%,  9/30/2026
g
597,075
140,000 4.750%,  1/30/2030
g
147,000
Nucor Corporation
68,000 2.000%,  6/1/2025 71,365
OCI NV
390,000 4.625%,  10/15/2025
g
403,582
Olin Corporation
500,000 5.125%,  9/15/2027 518,750
Steel Dynamics, Inc.
81,000 2.400%,  6/15/2025 85,999
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
200,845
Tronox Finance plc
210,000 5.750%,  10/1/2025
g
215,250
Venator Finance SARL
190,000 5.750%,  7/15/2025
g
187,625
Xstrata Finance Canada, Ltd.
175,000 4.950%,  11/15/2021
g
181,053
Total 7,331,363
Principal
Amount Long-Term Fixed Income (53.0%) Value
Capital Goods (1.6%)
AECOM
$ 775,000 5.125%,  3/15/2027 $ 866,992
Amsted Industries, Inc.
520,000 5.625%,  7/1/2027
g
548,600
Ardagh Packaging Finance plc
620,000 5.250%,  8/15/2027
g
642,655
Berry Global, Inc.
300,000 4.875%,  7/15/2026
g
321,150
Boeing Company
316,000 4.875%,  5/1/2025 356,710
Caterpillar Financial Services
Corporation
187,000 1.900%,  9/6/2022 191,828
199,000 1.950%,  11/18/2022 204,766
135,000 1.450%,  5/15/2025 139,193
Cintas Corporation No. 2
174,000 2.900%,  4/1/2022 178,797
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 181,296
82,000 1.950%,  7/2/2023 84,434
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 396,929
90,000 5.000%,  9/1/2030 94,500
Crown Americas Capital
Corporation IV
265,000 4.500%,  1/15/2023 277,919
Crown Cork & Seal Company, Inc.
430,000 7.375%,  12/15/2026 522,450
General Electric Company
430,000
3.554%,  (LIBOR 3M +
3.330%), 3/15/2021
b,i
406,152
GFL Environmental, Inc.
90,000 4.000%,  8/1/2028
g
89,100
400,000 3.500%,  9/1/2028
g
393,628
H&E Equipment Services, Inc.
470,000 3.875%,  12/15/2028
g
467,720
Honeywell International, Inc.
135,000 1.350%,  6/1/2025 139,024
Howmet Aerospace, Inc.
340,000 6.875%,  5/1/2025 396,100
Huntington Ingalls Industries, Inc.
141,000 3.844%,  5/1/2025 157,366
Jeld-Wen, Inc.
320,000 4.625%,  12/15/2025
g
326,400
John Deere Capital Corporation
205,000 1.200%,  4/6/2023 208,806
199,000 2.050%,  1/9/2025
j
210,514
Otis Worldwide Corporation
201,000 2.056%,  4/5/2025 211,757
Owens-Brockway Glass Container,
Inc.
240,000 5.875%,  8/15/2023
g
256,800
PACCAR Financial Corporation
141,000 2.650%,  4/6/2023 148,177
Parker-Hannifin Corporation
250,000 2.700%,  6/14/2024 267,685
Raytheon Technologies
Corporation
126,000 2.800%,  3/15/2022 129,339
Republic Services, Inc.
127,000 2.500%,  8/15/2024 135,157
Reynolds Group Issuer, Inc.
28,000 5.125%,  7/15/2023
g
28,347

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Capital Goods (1.6%) - continued
Roper Technologies, Inc.
$ 124,000 2.350%,  9/15/2024 $ 131,342
135,000 1.000%,  9/15/2025 135,779
SRM Escrow Issuer, LLC
420,000 6.000%,  11/1/2028
g
441,336
Standard Industries, Inc.
670,000 4.375%,  7/15/2030
g
711,038
TransDigm, Inc.
240,000 6.250%,  3/15/2026
g
253,848
660,000 5.500%,  11/15/2027 677,292
70,000 4.625%,  1/15/2029
g
69,519
United Rentals North America, Inc.
885,000 4.000%,  7/15/2030 933,410
United Technologies Corporation
235,000 3.950%,  8/16/2025 267,542
WESCO Distribution, Inc.
300,000 7.250%,  6/15/2028
g
337,010
WW Grainger, Inc.
137,000 1.850%,  2/15/2025 143,260
Total 13,081,667
Collateralized Mortgage Obligations (7.3%)
Antler Mortgage Trust
379,994
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
380,163
782,088
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
783,507
Banc of America Alternative Loan
Trust
619,392
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 592,216
Banc of America Funding Trust
696,369
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 676,343
Banc of America Mortgage
Securities Trust
525,191
2.500%,  9/25/2035, Ser.
2005-H, Class 3A1
b
523,164
157,455
2.998%,  9/25/2035, Ser.
2005-H, Class 2A1
b
152,599
Bellemeade Re, Ltd.
882,261
1.730%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
883,102
252,455
2.780%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
253,059
1,100,000
3.530%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
1,110,805
900,000
2.430%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
902,323
BRAVO Residential Funding Trust
875,000
1.991%,  1/25/2024, Ser.
2021-A, Class A1
g,h
874,986
Business Jet Securities, LLC
577,312
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
585,905
Cascade Funding Mortgage Trust
456,844
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
457,974
Principal
Amount Long-Term Fixed Income (53.0%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
CHL Mortgage Pass-Through Trust
$ 431,806
2.732%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
$ 438,947
282,312
6.000%,  4/25/2037, Ser.
2007-3, Class A18 208,240
188,208
6.000%,  4/25/2037, Ser.
2007-3, Class A33 138,827
1,007,043
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 786,893
CIM Trust
628,542
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
668,725
Citigroup Mortgage Loan Trust,
Inc.
1,159,704
3.461%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,152,715
Countrywide Alternative Loan Trust
431,050
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 428,335
556,249
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 515,759
525,796
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 490,059
267,799
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 145,728
203,688
7.000%,  10/25/2037, Ser.
2007-24, Class A10 110,935
Countrywide Home Loan
Mortgage Pass Through Trust
293,613
2.711%,  11/25/2035, Ser.
2005-22, Class 2A1
b
279,477
Credit Suisse First Boston
Mortgage Securities Corporation
109,167
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 109,146
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
779,334
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 798,157
Eagle Re, Ltd.
300,782
1.930%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
301,183
Federal Home Loan Mortgage
Corporation
2,124,404
3.500%,  8/15/2035, Ser.
345, Class C8
k
230,653
Federal Home Loan Mortgage
Corporation - REMIC
1,678,233
3.000%,  5/15/2027, Ser.
4046, Class GI
k
91,251
1,371,776
3.000%,  7/15/2027, Ser.
4084, Class NI
k
84,258
2,240,805
3.500%,  10/15/2032, Ser.
4119, Class KI
k
271,137
2,876,943
3.000%,  4/15/2033, Ser.
4203, Class DI
k
210,744
Federal National Mortgage
Association - REMIC
1,336,928
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
72,269
1,948,982
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
94,328

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
$ 3,248,476
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
$ 154,021
4,658,690
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
292,565
2,652,198
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
137,432
1,298,276
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
68,135
3,364,570
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
178,105
1,009,491
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
60,315
5,371,476
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
285,447
1,971,179
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
109,865
2,709,840
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
134,524
1,498,618
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
166,669
First Horizon Alternative Mortgage
Securities Trust
257,532
2.507%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
249,576
FWD Securitization Trust
1,369,562
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
1,422,276
Genworth Mortgage Insurance
Corporation
725,000
2.030%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
725,992
GMAC Mortgage Corporation
Loan Trust
235,380
3.660%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
235,200
55,466
0.630%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
66,391
67,641
3.496%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
62,772
Greenpoint Mortgage Funding
Trust
198,300
0.330%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
179,738
Home Equity Asset Trust
941,254
1.450%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
948,958
IndyMac INDA Mortgage Loan
Trust
2,520,944
3.111%,  8/25/2036, Ser.
2006-AR1, Class A1
b
2,407,031
IndyMac INDX Mortgage Loan
Trust
2,192,368
0.550%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,055,121
J.P. Morgan Alternative Loan Trust
554,496
3.524%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
525,954
367,178
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 292,421
Principal
Amount Long-Term Fixed Income (53.0%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
J.P. Morgan Mortgage Trust
$ 398,358
2.890%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
$ 406,281
Legacy Mortgage Asset Trust
1,485,349
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,517,339
Lehman Mortgage Trust
80,364
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 85,341
Long Beach Mortgage Loan Trust
930,617
1.630%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
945,064
Master Asset Securitization Trust
691,360
0.630%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
156,749
Merrill Lynch Alternative Note
Asset Trust
330,515
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 211,155
Merrill Lynch Mortgage Investors
Trust
700,896
3.512%,  6/25/2035, Ser.
2005-A5, Class M1
b
399,663
New Residential Mortgage Loan
Trust
611,396
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
621,112
New York Mortgage Trust
532,265
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
535,598
Oaktown Re II, Ltd.
154,915
1.680%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
155,019
Oaktown Re III, Ltd.
103,337
1.530%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
103,361
Preston Ridge Partners Mortgage
Trust, LLC
1,393,950
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,411,406
1,139,759
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,144,290
455,556
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
457,614
891,482
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
900,478
Pretium Mortgage Credit Partners,
LLC
944,939
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
948,497
Radnor RE, Ltd.
109,906
1.530%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
109,914
RCO Mortgage, LLC
808,918
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
810,968

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 507,658
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 504,602
305,137
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 305,341
242,974
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 237,477
757,423
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 726,354
301,927
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 297,441
Residential Asset Securitization
Trust
281,036
6.204%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
196,564
1,279,082
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,334,914
Residential Funding Mortgage
Security I Trust
346,714
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 326,766
Sequoia Mortgage Trust
329,133
3.116%,  9/20/2046, Ser.
2007-1, Class 4A1
b
256,647
Silver Hill Trust
1,122,901
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,172,270
Stanwich Mortgage Loan Trust
590,553
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
593,488
Starwood Mortgage Residential
Trust
598,855
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
622,732
1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,452,869
Structured Adjustable Rate
Mortgage Loan Trust
166,832
3.203%,  7/25/2035, Ser.
2005-15, Class 4A1
b
154,138
Structured Asset Mortgage
Investments, Inc.
399,282
0.750%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
380,729
Toorak Mortgage Corporation
1,095,664
4.336%,  8/25/2021, Ser.
2018-1, Class A1
g,h
1,098,489
1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,505,214
Vericrest Opportunity Loan
Transferee
1,000,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
998,610
3,700,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
3,703,074
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
2,201,827
199,806
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
200,386
Vericrest Opportunity Loan Trust
448,412
3.967%,  2/25/2049, Ser.
2019-NPL2, Class A1
g,h
449,759
Principal
Amount Long-Term Fixed Income (53.0%) Value
Collateralized Mortgage Obligations (7.3%) -
continued
Verus Securitization Trust
$ 813,447
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
$ 820,091
Wachovia Asset Securitization, Inc.
554,467
0.270%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,l
510,431
WaMu Mortgage Pass Through
Certificates
341,652
3.037%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
339,293
778,733
1.379%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
724,181
Washington Mutual Mortgage
Pass-Through Certificates
482,017
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 480,717
Wells Fargo Home Equity Trust
349,652
0.880%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
338,665
Total 59,415,338
Commercial Mortgage-Backed Securities (0.6%)
BFLD Trust
1,100,000
1.826%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
1,111,657
Federal National Mortgage
Association - ACES
32,425,275
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
3,416,752
Total 4,528,409
Communications Services (2.8%)
Altice France SA
360,000 5.500%,  1/15/2028
g
374,850
AMC Networks, Inc.
340,000 4.250%,  2/15/2029
d
338,473
American Tower Corporation
184,000 3.375%,  5/15/2024 199,284
126,000 2.950%,  1/15/2025 135,911
136,000 4.400%,  2/15/2026 156,254
AT&T, Inc.
496,000 4.450%,  4/1/2024 551,646
Cable One, Inc.
140,000 4.000%,  11/15/2030
g
143,637
CCO Holdings, LLC
500,000 5.500%,  5/1/2026
g
517,855
360,000 5.125%,  5/1/2027
g
378,526
230,000 4.500%,  8/15/2030
g
242,218
CCOH Safari, LLC
840,000 5.750%,  2/15/2026
g
866,712
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 218,225
271,000 4.908%,  7/23/2025 312,412
Comcast Corporation
118,000 3.700%,  4/15/2024 129,735
118,000 3.950%,  10/15/2025 134,526
Cox Communications, Inc.
186,000 2.950%,  6/30/2023
g
195,630

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Communications Services (2.8%) - continued
Crown Castle International
Corporation
$ 124,000 4.450%,  2/15/2026 $ 142,658
CSC Holdings, LLC
945,000 5.500%,  5/15/2026
g
980,163
60,000 5.500%,  4/15/2027
g
63,282
60,000 4.125%,  12/1/2030
g
61,344
140,000 4.625%,  12/1/2030
g
142,800
Cumulus Media New Holdings,
Inc.
250,000 6.750%,  7/1/2026
g
253,750
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g
133,189
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 128,131
Embarq Corporation
370,000 7.995%,  6/1/2036 453,376
Entercom Media Corporation
230,000 6.500%,  5/1/2027
g
235,750
Fox Corporation
242,000 4.030%,  1/25/2024 266,293
Front Range BidCo, Inc.
560,000 4.000%,  3/1/2027
g
561,579
Frontier Communications
Corporation
210,000 5.875%,  10/15/2027
g
225,687
GCI, LLC
270,000 4.750%,  10/15/2028
g
281,391
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 248,831
iHeartCommunications, Inc.
260,000 4.750%,  1/15/2028
g
265,525
LCPR Senior Secured Financing
DAC
240,000 6.750%,  10/15/2027
g
258,055
Level 3 Financing, Inc.
490,000 5.250%,  3/15/2026 505,288
265,000 4.625%,  9/15/2027
g
275,311
480,000 4.250%,  7/1/2028
g
491,861
Meredith Corporation
370,000 6.500%,  7/1/2025
g
391,738
Netflix, Inc.
885,000 4.875%,  4/15/2028 1,035,954
Nexstar Escrow Corporation
460,000 5.625%,  7/15/2027
g
488,272
Nielsen Finance, LLC
120,000 5.625%,  10/1/2028
g
128,240
SBA Communications Corporation
280,000 3.875%,  2/15/2027 292,407
260,000 3.125%,  2/1/2029
g
259,350
Scripps Escrow II, Inc.
190,000 3.875%,  1/15/2029
g
190,000
SFR Group SA
570,000 7.375%,  5/1/2026
g
596,192
Sinclair Television Group, Inc.
400,000 5.500%,  3/1/2030
g
412,244
Sirius XM Radio, Inc.
800,000 5.000%,  8/1/2027
g
840,828
240,000 4.125%,  7/1/2030
g
247,294
Sprint Capital Corporation
370,000 6.875%,  11/15/2028 474,988
Principal
Amount Long-Term Fixed Income (53.0%) Value
Communications Services (2.8%) - continued
$ 190,000 8.750%,  3/15/2032 $ 290,225
Sprint Corporation
905,000 7.625%,  2/15/2025 1,081,475
T-Mobile USA, Inc.
231,000 3.500%,  4/15/2025
g
253,221
280,000 2.625%,  2/15/2029 281,016
280,000 2.875%,  2/15/2031 282,276
United States Cellular Corporation
240,000 6.700%,  12/15/2033 310,223
Univision Communications, Inc.
480,000 6.625%,  6/1/2027
g
505,200
VeriSign, Inc.
200,000 4.750%,  7/15/2027 212,518
Verizon Communications, Inc.
287,000 2.946%,  3/15/2022 295,530
252,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
259,310
273,000 0.850%,  11/20/2025 272,996
Viacom, Inc.
178,000 4.250%,  9/1/2023 193,024
107,000 5.875%,  2/28/2057
b
109,943
ViaSat, Inc.
390,000 5.625%,  9/15/2025
g
398,892
Virgin Media Secured Finance plc
490,000 5.500%,  8/15/2026
g
511,438
Vodafone Group plc
189,000 3.750%,  1/16/2024 206,279
VTR Finance NV
170,000 6.375%,  7/15/2028
g
184,051
Walt Disney Company
134,000 1.750%,  1/13/2026 139,811
Ziggo BV
550,000 5.500%,  1/15/2027
g
573,323
Total 22,588,416
Consumer Cyclical (2.9%)
1011778 B.C., ULC
740,000 4.375%,  1/15/2028
g
754,800
Allied Universal Holdco, LLC
280,000 6.625%,  7/15/2026
g
299,936
Allison Transmission, Inc
380,000 3.750%,  1/30/2031
g
377,902
Amazon.com, Inc.
136,000 0.800%,  6/3/2025 137,364
American Axle & Manufacturing,
Inc.
450,000 6.500%,  4/1/2027
j
470,722
American Honda Finance
Corporation
187,000 2.050%,  1/10/2023 193,108
135,000 0.650%,  9/8/2023 135,947
135,000 1.200%,  7/8/2025 137,455
BMW Finance NV
125,000 2.250%,  8/12/2022
g
128,541
Brookfield Property REIT, Inc.
150,000 5.750%,  5/15/2026
g
155,682
Brookfield Residential Properties,
Inc.
560,000 6.250%,  9/15/2027
g
590,800
Carnival Corporation
270,000 11.500%,  4/1/2023
g
306,339
190,000 10.500%,  2/1/2026
g
220,400
90,000 7.625%,  3/1/2026
g
95,175

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Consumer Cyclical (2.9%) - continued
Cedar Fair, LP
$ 310,000 5.250%,  7/15/2029 $ 310,282
Colt Merger Sub, Inc.
570,000 6.250%,  7/1/2025
g
600,732
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 73,903
Daimler Finance North America,
LLC
124,000 2.550%,  8/15/2022
g
127,980
Dana, Inc.
380,000 5.625%,  6/15/2028 405,173
Empire Communities Corporation
220,000 7.000%,  12/15/2025
g
232,254
Ford Motor Company
160,000 9.000%,  4/22/2025 195,000
90,000 9.625%,  4/22/2030 127,547
410,000 7.450%,  7/16/2031 523,775
Ford Motor Credit Company, LLC
880,000 4.063%,  11/1/2024 916,203
715,000 4.134%,  8/4/2025 750,832
Gap, Inc.
180,000 8.625%,  5/15/2025
g
201,546
General Motors Company
225,000 5.400%,  10/2/2023 251,651
143,000 6.125%,  10/1/2025 172,252
General Motors Financial
Company, Inc.
174,000 4.375%,  9/25/2021 178,416
118,000 4.200%,  11/6/2021 121,322
116,000 3.150%,  6/30/2022 119,872
245,000 3.950%,  4/13/2024 266,771
199,000 2.900%,  2/26/2025 212,014
135,000 2.750%,  6/20/2025 143,473
150,000 5.700%,  9/30/2030
b,i
168,563
Hanesbrands, Inc.
460,000 4.875%,  5/15/2026
g
497,950
Harley-Davidson Financial
Services, Inc.
211,000 4.050%,  2/4/2022
g
218,292
Herc Holdings, Inc.
270,000 5.500%,  7/15/2027
g
284,634
Hilton Domestic Operating
Company, Inc.
140,000 5.125%,  5/1/2026 145,138
710,000 4.875%,  1/15/2030 765,327
Home Depot, Inc.
140,000 3.750%,  2/15/2024 153,225
Hyundai Capital America
189,000 3.000%,  6/20/2022
g
194,648
135,000 1.800%,  10/15/2025
g
138,001
International Game Technology plc
385,000 5.250%,  1/15/2029
g
410,988
KB Home
310,000 4.800%,  11/15/2029 341,453
Kohl's Corporation
176,000 9.500%,  5/15/2025 227,649
L Brands, Inc.
390,000 6.625%,  10/1/2030
g
436,576
100,000 6.875%,  11/1/2035 115,929
Landry's, Inc.
280,000 6.750%,  10/15/2024
g
280,644
Lennar Corporation
66,000 4.125%,  1/15/2022 67,337
Principal
Amount Long-Term Fixed Income (53.0%) Value
Consumer Cyclical (2.9%) - continued
$ 201,000 4.875%,  12/15/2023 $ 221,603
67,000 5.875%,  11/15/2024 77,484
138,000 4.750%,  5/30/2025 157,404
Live Nation Entertainment, Inc.
190,000 3.750%,  1/15/2028
g
191,702
Lowe's Companies, Inc.
140,000 4.000%,  4/15/2025 158,118
Marriott International, Inc.
271,000 3.750%,  10/1/2025 292,790
Mattamy Group Corporation
570,000 5.250%,  12/15/2027
g
599,925
McDonald's Corporation
248,000 3.350%,  4/1/2023 263,200
MGM Resorts International
190,000 6.000%,  3/15/2023 202,825
450,000 5.750%,  6/15/2025 492,446
Nissan Motor Company, Ltd.
135,000 3.043%,  9/15/2023
g
141,793
Norwegian Cruise Line Holdings,
Ltd.
180,000 10.250%,  2/1/2026
g
208,800
PetSmart, Inc.
220,000 4.750%,  2/15/2028 224,950
Prime Security Services Borrower,
LLC
750,000 5.750%,  4/15/2026
g
821,100
140,000 3.375%,  8/31/2027
g
138,186
Ralph Lauren Corporation
136,000 1.700%,  6/15/2022 138,330
Realogy Group, LLC
240,000 5.750%,  1/15/2029
g
245,100
Royal Caribbean Cruises, Ltd.
370,000 9.125%,  6/15/2023
g
399,138
140,000 11.500%,  6/1/2025
g
161,424
Scientific Games International, Inc.
430,000 5.000%,  10/15/2025
g
442,934
SeaWorld Parks and
Entertainment, Inc.
190,000 9.500%,  8/1/2025
g
203,775
Six Flags Entertainment
Corporation
200,000 5.500%,  4/15/2027
g,j
201,850
Six Flags Theme Parks, Inc.
170,000 7.000%,  7/1/2025
g
183,175
Staples, Inc.
510,000 7.500%,  4/15/2026
g
520,246
Target Corporation
140,000 2.250%,  4/15/2025 149,173
Tenneco, Inc.
190,000 5.000%,  7/15/2026 175,275
TJX Companies, Inc.
141,000 3.500%,  4/15/2025 156,567
Toll Brothers Finance Corporation
274,000 5.875%,  2/15/2022 284,960
Toyota Motor Credit Corporation
206,000 0.450%,  1/11/2024 206,333
271,000 0.800%,  10/16/2025 272,515
VF Corporation
152,000 2.050%,  4/23/2022 155,199
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
219,535
68,000 3.350%,  5/13/2025
g
74,502

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Consumer Cyclical (2.9%) - continued
Wyndham Destinations, Inc.
$ 230,000 6.625%,  7/31/2026
g
$ 256,864
Wyndham Hotels & Resorts, Inc.
140,000 4.375%,  8/15/2028
g
141,400
Yum! Brands, Inc.
600,000 4.750%,  1/15/2030
g
643,500
ZF North America Capital, Inc.
190,000 4.750%,  4/29/2025
g
206,082
Total 24,011,726
Consumer Non-Cyclical (2.9%)
Abbott Laboratories
234,000 2.550%,  3/15/2022 239,932
123,000 3.400%,  11/30/2023 132,798
AbbVie, Inc.
117,000 2.900%,  11/6/2022 122,060
246,000 2.300%,  11/21/2022 254,209
126,000 2.800%,  3/15/2023 131,176
555,000 3.600%,  5/14/2025 615,187
Albertson's Companies, Inc.
570,000 3.500%,  3/15/2029
g
562,875
170,000 4.875%,  2/15/2030
g
181,694
Altria Group, Inc.
204,000 3.800%,  2/14/2024 222,446
124,000 4.400%,  2/14/2026 142,895
Amgen, Inc.
201,000 1.900%,  2/21/2025 210,729
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 139,136
Anheuser-Busch InBev Worldwide,
Inc.
178,000 4.150%,  1/23/2025 201,273
Anthem, Inc.
210,000 2.375%,  1/15/2025 222,851
Aramark Services, Inc.
180,000 6.375%,  5/1/2025
g
191,358
AstraZeneca plc
135,000 0.700%,  4/8/2026 133,114
BAT Capital Corporation
178,000 3.222%,  8/15/2024 192,109
BAT International Finance plc
135,000 1.668%,  3/25/2026 137,094
Bausch Health Companies, Inc.
90,000 5.000%,  1/30/2028
g
92,727
420,000 5.000%,  2/15/2029
g
429,935
Bayer U.S. Finance II, LLC
225,000 3.500%,  6/25/2021
g
227,281
Boston Scientific Corporation
280,000 3.450%,  3/1/2024 302,949
Bristol-Myers Squibb Company
178,000 3.625%,  5/15/2024 195,119
Bunge, Ltd. Finance Corporation
162,000 1.630%,  8/17/2025 165,919
Cargill, Inc.
141,000 1.375%,  7/23/2023
g
144,576
Centene Corporation
200,000 5.375%,  8/15/2026
g
209,750
190,000 4.250%,  12/15/2027 200,998
280,000 4.625%,  12/15/2029 310,437
570,000 3.000%,  10/15/2030 596,191
Central Garden & Pet Company
330,000 4.125%,  10/15/2030 344,984
Principal
Amount Long-Term Fixed Income (53.0%) Value
Consumer Non-Cyclical (2.9%) - continued
Cigna Corporation
$ 235,000 4.125%,  11/15/2025 $ 269,541
Community Health Systems, Inc.
190,000 6.000%,  1/15/2029
g
201,875
360,000 6.875%,  4/15/2029
d,g
364,050
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 131,365
Constellation Brands, Inc.
252,000 4.250%,  5/1/2023 272,623
CVS Health Corporation
117,000 2.750%,  12/1/2022 121,352
165,000 3.700%,  3/9/2023 175,975
252,000 4.100%,  3/25/2025 284,618
DaVita, Inc.
430,000 4.625%,  6/1/2030
g
451,638
Diageo Capital plc
161,000 1.375%,  9/29/2025 165,329
Edgewell Personal Care Company
180,000 5.500%,  6/1/2028
g
192,551
Encompass Health Corporation
565,000 4.500%,  2/1/2028 588,306
Energizer Holdings, Inc.
600,000 4.375%,  3/31/2029
g
613,500
General Mills, Inc.
126,000 3.700%,  10/17/2023 136,810
126,000 3.650%,  2/15/2024 136,794
H. J. Heinz Company
90,000 5.200%,  7/15/2045 104,672
HCA, Inc.
1,170,000 5.375%,  2/1/2025 1,313,606
HLF Financing SARL, LLC
280,000 7.250%,  8/15/2026
g
295,662
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
135,538
JBS USA, LLC
80,000 5.500%,  1/15/2030
g
90,872
Kraft Foods Group, Inc.
440,000 5.000%,  6/4/2042 508,543
Kraft Heinz Foods Company
640,000 4.625%,  1/30/2029 731,060
670,000 3.750%,  4/1/2030 719,205
80,000 4.250%,  3/1/2031 89,993
Kroger Company
122,000 2.800%,  8/1/2022 126,313
McKesson Corporation
136,000 0.900%,  12/3/2025 135,738
Medtronic, Inc.
48,000 3.500%,  3/15/2025 53,510
Molina Healthcare, Inc.
330,000 4.375%,  6/15/2028
g
343,850
Mondelez International, Inc.
77,000 2.125%,  4/13/2023 79,758
MPH Acquisition Holdings, LLC
190,000 5.750%,  11/1/2028
g,j
188,337
Mylan NV
173,000 3.150%,  6/15/2021 174,346
Mylan, Inc.
127,000 4.200%,  11/29/2023 138,345
Novartis Capital Corporation
133,000 1.750%,  2/14/2025 138,936
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
g
388,195

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Consumer Non-Cyclical (2.9%) - continued
PepsiCo, Inc.
$ 206,000 2.250%,  3/19/2025 $ 219,384
Philip Morris International, Inc.
215,000 1.500%,  5/1/2025 221,965
Pilgrim's Pride Corporation
500,000 5.875%,  9/30/2027
g
532,100
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,g,i
169,634
Reynolds American, Inc.
126,000 4.850%,  9/15/2023 139,973
Royalty Pharma plc
136,000 1.200%,  9/2/2025
g
137,073
Scotts Miracle-Gro Company
410,000 4.500%,  10/15/2029 439,725
SEG Holding, LLC
380,000 5.625%,  10/15/2028
g
405,080
Simmons Foods, Inc.
285,000 5.750%,  11/1/2024
g
293,194
Spectrum Brands, Inc.
180,000 5.000%,  10/1/2029
g
190,495
140,000 5.500%,  7/15/2030
g
150,500
Syneos Health, Inc.
160,000 3.625%,  1/15/2029
g
159,952
Sysco Corporation
273,000 5.650%,  4/1/2025 324,180
Teleflex, Inc.
480,000 4.625%,  11/15/2027 507,538
Tenet Healthcare Corporation
280,000 4.625%,  7/15/2024 284,984
620,000 5.125%,  11/1/2027
g
653,393
Teva Pharmaceutical Finance
Netherlands III BV
43,000 2.200%,  7/21/2021 42,962
450,000 2.800%,  7/21/2023 446,130
Thermo Fisher Scientific, Inc.
138,000 4.133%,  3/25/2025 156,128
Upjohn, Inc.
135,000 1.650%,  6/22/2025
g
139,071
VRX Escrow Corporation
1,070,000 6.125%,  4/15/2025
g
1,096,279
Zoetis, Inc.
189,000 3.250%,  2/1/2023 198,424
Total 24,024,772
Energy (2.8%)
Antero Midstream Partners, LP
140,000 5.750%,  3/1/2027
g
139,624
Antero Resources Corporation
80,000 5.625%,  6/1/2023 79,100
255,000 5.000%,  3/1/2025 241,612
Apache Corporation
170,000 4.875%,  11/15/2027 174,675
315,000 4.375%,  10/15/2028
j
313,627
220,000 5.100%,  9/1/2040 222,763
Archrock Partners, LP
305,000 6.250%,  4/1/2028
g
311,481
Blue Racer Midstream, LLC
190,000 7.625%,  12/15/2025
g
201,045
BP Capital Markets America, Inc.
490,000 2.520%,  9/19/2022 506,572
141,000 2.937%,  4/6/2023 148,712
BP Capital Markets plc
156,000 4.875%,  3/22/2030
b,i
170,009
Principal
Amount Long-Term Fixed Income (53.0%) Value
Energy (2.8%) - continued
Buckeye Partners, LP
$ 380,000 3.950%,  12/1/2026 $ 382,770
Canadian Natural Resources, Ltd.
120,000 2.950%,  1/15/2023 125,087
136,000 2.050%,  7/15/2025 140,925
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
g
129,603
Cenovus Energy, Inc.
257,000 5.375%,  7/15/2025 290,392
90,000 6.750%,  11/15/2039 116,580
Cheniere Corpus Christi Holdings,
LLC
247,000 5.875%,  3/31/2025 286,167
Cheniere Energy Partners, LP
885,000 5.625%,  10/1/2026 920,710
Chevron Corporation
69,000 1.141%,  5/11/2023 70,267
136,000 1.554%,  5/11/2025 140,384
Chevron USA, Inc.
217,000 3.900%,  11/15/2024 242,259
CNX Resources Corporation
260,000 6.000%,  1/15/2029
g
268,697
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 213,000
Continental Resources, Inc.
37,000 4.500%,  4/15/2023 37,975
140,000 4.375%,  1/15/2028
j
142,771
190,000 5.750%,  1/15/2031
g
205,675
Devon Energy Corporation
135,000 5.850%,  12/15/2025 158,395
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 129,945
Enagas SA
410,000 5.500%,  1/15/2028
g
405,900
Enbridge, Inc.
120,000 2.900%,  7/15/2022 124,013
459,000 6.250%,  3/1/2078
b
497,656
Encana Corporation
140,000 6.625%,  8/15/2037 168,553
Endeavor Energy Resources, LP
330,000 5.750%,  1/30/2028
g
349,800
Energy Transfer Operating, LP
126,000 4.200%,  9/15/2023 135,694
252,000 5.875%,  1/15/2024 282,584
143,000 6.625%,  2/15/2028
b,i
122,265
EnLink Midstream Partners, LP
290,000 4.850%,  7/15/2026 281,602
265,000 5.600%,  4/1/2044 212,662
Enterprise Products Operating,
LLC
355,000 4.875%,  8/16/2077
b
339,098
EOG Resources, Inc.
160,000 2.625%,  3/15/2023 166,627
EQM Midstream Partners, LP
320,000 6.500%,  7/1/2027
g
342,654
150,000 5.500%,  7/15/2028 155,361
190,000 4.500%,  1/15/2029
g
183,392
140,000 6.500%,  7/15/2048 133,588
EQT Corporation
480,000 3.900%,  10/1/2027 498,600
Equinor ASA
139,000 2.875%,  4/6/2025 150,592

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Energy (2.8%) - continued
Exxon Mobil Corporation
$ 227,000 1.571%,  4/15/2023 $ 233,133
135,000 2.992%,  3/19/2025 146,741
Genesis Energy, LP
140,000 6.500%,  10/1/2025 129,542
100,000 8.000%,  1/15/2027 95,030
Harvest Midstream, LP
340,000 7.500%,  9/1/2028
g
357,085
Hess Corporation
82,000 3.500%,  7/15/2024 86,612
Hess Midstream Operations, LP
230,000 5.625%,  2/15/2026
g
238,720
Hilcorp Energy I, LP
140,000 5.750%,  2/1/2029
g
142,355
Kinder Morgan Energy Partners,
LP
234,000 3.450%,  2/15/2023 245,312
Marathon Petroleum Corporation
126,000 4.750%,  12/15/2023 139,336
137,000 4.700%,  5/1/2025 156,356
MEG Energy Corporation
280,000 5.875%,  2/1/2029
d,g
277,900
MPLX, LP
175,000 4.500%,  7/15/2023 189,533
162,000 1.750%,  3/1/2026 165,186
Murphy Oil Corporation
255,000 5.875%,  12/1/2027 242,428
National Fuel Gas Company
136,000 5.500%,  1/15/2026 158,264
Newfield Exploration Company
392,000 5.625%,  7/1/2024 426,595
NGL Energy Partners, LP
190,000 7.500%,  11/1/2023 173,375
NuStar Logistics, LP
340,000 5.750%,  10/1/2025 360,400
Occidental Petroleum Corporation
170,000 3.450%,  7/15/2024 163,200
540,000 2.900%,  8/15/2024 522,450
180,000 3.400%,  4/15/2026 173,867
175,000 8.500%,  7/15/2027 205,572
340,000 3.500%,  8/15/2029 315,476
190,000 6.450%,  9/15/2036 208,501
470,000 4.400%,  4/15/2046 413,962
ONEOK, Inc.
67,000 2.200%,  9/15/2025 69,753
Pioneer Natural Resources
Company
206,000 1.125%,  1/15/2026 206,350
Plains All American Pipeline, LP
307,000 6.125%,  11/15/2022
b,i
254,749
63,000 2.850%,  1/31/2023 64,852
64,000 3.600%,  11/1/2024 68,695
171,000 4.650%,  10/15/2025 191,373
QEP Resources, Inc.
190,000 5.625%,  3/1/2026 211,869
Range Resources Corporation
140,000 9.250%,  2/1/2026 152,571
140,000 8.250%,  1/15/2029
g
147,000
Sabine Pass Liquefaction, LLC
117,000 6.250%,  3/15/2022 122,671
117,000 5.625%,  4/15/2023 127,970
Principal
Amount Long-Term Fixed Income (53.0%) Value
Energy (2.8%) - continued
Schlumberger Finance Canada,
Ltd.
$ 135,000 1.400%,  9/17/2025 $ 137,301
Shell International Finance BV
139,000 2.375%,  4/6/2025 147,993
Southwestern Energy Company
315,000 7.500%,  4/1/2026 329,112
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 146,702
Sunoco Logistics Partners
Operations, LP
160,000 4.400%,  4/1/2021 160,506
Sunoco, LP
315,000 5.875%,  3/15/2028 333,900
140,000 4.500%,  5/15/2029
g
143,095
Targa Resources Partners, LP
240,000 5.375%,  2/1/2027 248,030
Transocean Guardian, Ltd.
239,251 5.875%,  1/15/2024
g
211,737
USA Compression Partners, LP
140,000 6.875%,  4/1/2026 146,328
W&T Offshore, Inc.
285,000 9.750%,  11/1/2023
g
225,358
Weatherford International, Ltd.
280,000 8.750%,  9/1/2024
g
288,400
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 123,026
Western Midstream Operating, LP
170,000 4.100%,  2/1/2025 176,047
270,000 3.950%,  6/1/2025 274,050
150,000 5.500%,  8/15/2048 148,500
Williams Partners, LP
250,000 4.000%,  11/15/2021 254,719
198,000 4.500%,  11/15/2023 217,397
WPX Energy, Inc.
135,000 5.250%,  9/15/2024 150,103
Total 22,508,551
Financials (6.9%)
ACE INA Holdings, Inc.
160,000 2.875%,  11/3/2022 166,382
AerCap Ireland Capital DAC
110,000 3.150%,  2/15/2024 115,305
124,000 3.500%,  1/15/2025 132,276
150,000 6.500%,  7/15/2025 177,747
Air Lease Corporation
235,000 2.500%,  3/1/2021 235,391
Aircastle, Ltd.
168,000 5.000%,  4/1/2023 180,567
Ally Financial, Inc.
203,000 1.450%,  10/2/2023 206,325
300,000 5.750%,  11/20/2025 349,272
American Express Company
127,000 3.700%,  8/3/2023 137,082
124,000 3.400%,  2/22/2024 134,446
American International Group, Inc.
68,000 2.500%,  6/30/2025 72,462
Ares Capital Corporation
70,000 4.250%,  3/1/2025 75,797
138,000 3.875%,  1/15/2026 148,526
Athene Global Funding
187,000 4.000%,  1/25/2022
g
193,437

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Financials (6.9%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 230,000 2.950%,  7/22/2030
b,g
$ 242,679
Aviation Capital Group, LLC
185,000 5.500%,  12/15/2024
g
208,892
Avolon Holdings Funding, Ltd.
62,000 5.250%,  5/15/2024
g
67,564
109,000 4.250%,  4/15/2026
g
117,676
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 2/17/2021
b,i
135,999
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
g
99,567
Banco Santander SA
200,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
203,194
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
248,298
373,000 3.550%,  3/5/2024
b
396,736
585,000 3.864%,  7/23/2024
b
632,389
285,000 4.200%,  8/26/2024 318,367
711,000 6.250%,  9/5/2024
b,i
786,922
204,000 0.810%,  10/24/2024
b
205,244
124,000 3.458%,  3/15/2025
b
134,584
150,000 6.100%,  3/17/2025
b,i
168,879
339,000 1.319%,  6/19/2026
b
343,125
271,000 1.197%,  10/24/2026
b
273,687
306,000 5.875%,  3/15/2028
b,i
338,733
Bank of Montreal
378,000 3.300%,  2/5/2024 409,980
Bank of New York Mellon
Corporation
140,000 1.600%,  4/24/2025 145,566
78,000 4.700%,  9/20/2025
b,i
85,411
Bank of Nova Scotia
247,000 2.375%,  1/18/2023 256,855
133,000 1.950%,  2/1/2023 137,296
96,000 1.625%,  5/1/2023 98,620
234,000 4.900%,  6/4/2025
b,i
251,269
Barclays plc
225,000 4.610%,  2/15/2023
b
234,325
299,000 4.338%,  5/16/2024
b
323,022
152,000 8.000%,  6/15/2024
b,i
170,430
136,000 4.375%,  9/11/2024 151,225
162,000 2.852%,  5/7/2026
b
172,658
BB&T Corporation
127,000 2.500%,  8/1/2024 135,352
BNP Paribas SA
156,000 7.625%,  3/30/2021
b,g,i
157,170
149,000 2.819%,  11/19/2025
b,g
158,892
BPCE SA
126,000 3.000%,  5/22/2022
g
130,316
133,000 2.375%,  1/14/2025
g
140,006
Camden Property Trust
126,000 4.875%,  6/15/2023 137,230
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 140,712
CANPACK SA
360,000 3.125%,  11/1/2025
g
365,850
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 199,576
199,000 2.280%,  1/28/2026
b
207,980
Principal
Amount Long-Term Fixed Income (53.0%) Value
Financials (6.9%) - continued
Capital One Financial Corporation
$ 354,000 3.050%,  3/9/2022 $ 363,744
Cascades USA, Inc.
220,000 5.125%,  1/15/2026
g
233,200
Central Fidelity Capital Trust I
310,000
1.241%,  (LIBOR 3M +
1.000%), 4/15/2027
b
298,223
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,i
665,016
Chobani, LLC
380,000 4.625%,  11/15/2028
g
387,600
CIT Group, Inc.
206,000 5.250%,  3/7/2025 236,202
Citigroup, Inc.
116,000 2.750%,  4/25/2022 119,209
491,000 2.312%,  11/4/2022
b
497,860
244,000 3.142%,  1/24/2023
b
250,444
300,000 5.950%,  1/30/2023
b,i
315,896
276,000 5.000%,  9/12/2024
b,i
286,177
373,000 3.352%,  4/24/2025
b
403,631
138,000 5.950%,  5/15/2025
b,i
149,902
332,000 5.500%,  9/13/2025 395,485
150,000 4.000%,  12/10/2025
b,i
152,062
274,000 1.122%,  1/28/2027
b
273,921
CNA Financial Corporation
145,000 3.950%,  5/15/2024 159,699
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,i
85,800
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 245,739
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,g
137,223
Corporate Office Properties, LP
135,000 2.250%,  3/15/2026 140,225
Credit Acceptance Corporation
280,000 5.125%,  12/31/2024
g
287,700
Credit Agricole SA
116,000 3.375%,  1/10/2022
g
119,274
156,000 8.125%,  12/23/2025
b,g,i
188,370
135,000 1.907%,  6/16/2026
b,g
139,303
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
g
223,077
207,000 7.500%,  12/11/2023
b,g,i
229,363
122,000 2.593%,  9/11/2025
b,g
128,733
250,000 2.193%,  6/5/2026
b,g
259,898
Credit Suisse Group Funding
(Guernsey), Ltd.
350,000 3.800%,  9/15/2022 368,635
Dai-ichi Life Insurance Company,
Ltd.
475,000 5.100%,  10/28/2024
b,g,i,j
528,295
Danske Bank AS
200,000 5.000%,  1/12/2023
b,g
207,827
Deutsche Bank AG
271,000 2.222%,  9/18/2024
b
278,674
200,000 6.000%,  10/30/2025
b,i
194,250
260,000 2.129%,  11/24/2026
b
263,836
Deutsche Bank AG of New York
123,000 3.950%,  2/27/2023 130,597
Digital Realty Trust, LP
185,000 2.750%,  2/1/2023 193,772

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Financials (6.9%) - continued
Discover Bank
$ 126,000 4.200%,  8/8/2023 $ 137,453
183,000 2.450%,  9/12/2024 193,393
Diversified Healthcare Trust
80,000 4.750%,  2/15/2028 80,000
Drawbridge Special Opportunities
Fund, LP
390,000 3.875%,  2/15/2026
g
392,932
ESH Hospitality, Inc.
260,000 5.250%,  5/1/2025
g
265,200
150,000 4.625%,  10/1/2027
g
153,372
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 197,782
Fifth Third Bancorp
175,000 2.600%,  6/15/2022 180,037
124,000 3.650%,  1/25/2024 134,851
148,000 4.500%,  9/30/2025
b,i
156,880
First Horizon National Corporation
163,000 3.550%,  5/26/2023 173,025
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
304,666
FNB Corporation
268,000 2.200%,  2/24/2023 272,845
Fortress Transportation
190,000 6.500%,  10/1/2025
g
196,650
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
g
219,375
Global Net Lease, Inc.
450,000 3.750%,  12/15/2027
g
458,198
Goldman Sachs Group, Inc.
409,000
4.128%,  (LIBOR 3M +
3.922%), 2/5/2021
b,i
407,078
234,000 3.000%,  4/26/2022 235,473
187,000 2.876%,  10/31/2022
b
190,400
120,000
1.275%,  (LIBOR 3M +
1.050%), 6/5/2023
b
121,209
274,000 0.627%,  11/17/2023
b
274,335
248,000 3.625%,  2/20/2024 269,483
370,000 5.500%,  8/10/2024
b,i
406,523
141,000 3.500%,  4/1/2025 155,645
185,000 3.272%,  9/29/2025
b
201,419
203,000 4.250%,  10/21/2025 230,657
Hartford Financial Services Group,
Inc.
116,000
2.346%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
106,706
HSBC Holdings plc
234,000 6.875%,  6/1/2021
b,i
237,250
225,000 3.803%,  3/11/2025
b
245,149
204,000 6.375%,  3/30/2025
b,i
222,809
148,000 2.633%,  11/7/2025
b
156,799
162,000 1.645%,  4/18/2026
b
165,186
164,000 1.589%,  5/24/2027
b
166,062
136,000 6.500%,  3/23/2028
b,i
153,483
227,000 4.600%,  12/17/2030
b,i
230,121
Huntington Bancshares, Inc.
125,000 3.150%,  3/14/2021 125,123
226,000 4.450%,  10/15/2027
b,i
241,481
Icahn Enterprises, LP
565,000 6.375%,  12/15/2025 582,656
ILFC E-Capital Trust II
207,000
3.480%,  (H15T30Y +
1.800%), 12/21/2065
b,g
167,215
Principal
Amount Long-Term Fixed Income (53.0%) Value
Financials (6.9%) - continued
ING Groep NV
$ 225,000 4.100%,  10/2/2023 $ 246,304
Intercontinental Exchange, Inc.
136,000 0.700%,  6/15/2023 136,948
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
g
444,125
iStar, Inc.
280,000 4.250%,  8/1/2025 275,800
J.P. Morgan Chase & Company
300,000 2.776%,  4/25/2023
b
308,706
305,000 3.375%,  5/1/2023 324,863
380,000 5.150%,  5/1/2023
b,i
390,925
150,000 6.000%,  8/1/2023
b,i
156,712
231,000
1.448%,  (LIBOR 3M +
1.230%), 10/24/2023
b
235,289
156,000 6.750%,  2/1/2024
b,i
175,404
208,000 1.514%,  6/1/2024
b
212,879
576,000 5.000%,  8/1/2024
b,i
607,569
259,000 3.875%,  9/10/2024 288,250
560,000 4.023%,  12/5/2024
b
614,396
444,000 4.600%,  2/1/2025
b,i
456,876
145,000 2.083%,  4/22/2026
b
151,671
275,000 1.045%,  11/19/2026
b
275,591
KeyBank NA
335,000 1.250%,  3/10/2023 341,585
Kilroy Realty, LP
152,000 4.375%,  10/1/2025 170,251
Lincoln National Corporation
135,000
2.580%,  (LIBOR 3M +
2.358%), 5/17/2066
b
113,906
Lloyds Banking Group plc
247,000 3.000%,  1/11/2022 253,249
183,000 2.858%,  3/17/2023
b
187,711
225,000 3.900%,  3/12/2024 247,176
152,000 7.500%,  6/27/2024
b,i
169,024
270,000 6.657%,  5/21/2037
b,g,i
347,625
MetLife, Inc.
150,000 3.850%,  9/15/2025
b,i
154,875
300,000 5.875%,  3/15/2028
b,i
346,950
MGM Growth Properties Operating
Partnership, LP
465,000 4.625%,  6/15/2025
g
492,900
Mitsubishi UFJ Financial Group,
Inc.
117,000 2.998%,  2/22/2022 120,297
187,000 2.623%,  7/18/2022 193,203
250,000 3.455%,  3/2/2023 265,502
124,000 3.407%,  3/7/2024 134,824
162,000 1.412%,  7/17/2025 165,101
Mizuho Financial Group, Inc.
187,000 2.721%,  7/16/2023
b
193,085
200,000 2.226%,  5/25/2026
b
209,356
Morgan Stanley
232,000 5.500%,  7/28/2021 237,893
116,000 2.750%,  5/19/2022 119,631
150,000 4.875%,  11/1/2022 161,292
250,000 3.125%,  1/23/2023 263,561
247,000 4.100%,  5/22/2023 266,651
136,000 0.560%,  11/10/2023
b
136,104
124,000 2.720%,  7/22/2025
b
132,331
95,000 5.000%,  11/24/2025 112,208
294,000 2.188%,  4/28/2026
b
308,812
137,000 0.985%,  12/10/2026
b
136,676

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Financials (6.9%) - continued
MPT Operating Partnership, LP
$ 370,000 5.250%,  8/1/2026 $ 382,950
380,000 4.625%,  8/1/2029 406,399
National Bank of Canada
199,000 2.100%,  2/1/2023 205,413
National Securities Clearing
Corporation
139,000 1.200%,  4/23/2023
g
141,672
Natwest Group plc
126,000 6.125%,  12/15/2022 137,838
126,000 6.100%,  6/10/2023 140,249
Nippon Life Insurance Company
325,000 5.100%,  10/16/2044
b,g
362,879
222,000 3.400%,  1/23/2050
b,g
235,320
Nomura Holdings, Inc.
159,000 2.648%,  1/16/2025 169,277
Omega Healthcare Investors, Inc.
139,000 5.250%,  1/15/2026 159,181
Owl Rock Technology Finance
Corporation
137,000 3.750%,  6/17/2026
g
140,289
Park Aerospace Holdings, Ltd.
62,000 4.500%,  3/15/2023
g
65,175
PayPal Holdings, Inc.
135,000 1.650%,  6/1/2025 139,877
PNC Financial Services Group,
Inc.
126,000 3.500%,  1/23/2024 137,073
Provident Financing Trust I
78,000 7.405%,  3/15/2038 89,861
Prudential Financial, Inc.
440,000 5.625%,  6/15/2043
b
473,460
435,000 5.200%,  3/15/2044
b
465,699
75,000 3.700%,  10/1/2050
b
78,562
Quicken Loans, LLC
220,000 3.625%,  3/1/2029
g
220,099
220,000 3.875%,  3/1/2031
g
223,025
Regions Financial Corporation
126,000 3.800%,  8/14/2023 136,113
156,000 5.750%,  6/15/2025
b,i
174,232
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 192,882
Royal Bank of Canada
145,000 1.600%,  4/17/2023 148,977
124,000 2.250%,  11/1/2024 131,817
Royal Bank of Scotland Group plc
156,000 8.625%,  8/15/2021
b,i
161,460
230,000 4.269%,  3/22/2025
b
253,352
99,000 3.754%,  11/1/2029
b
105,783
Santander Holdings USA, Inc.
137,000 3.450%,  6/2/2025 149,057
Santander UK Group Holdings plc
253,000 2.875%,  8/5/2021 256,277
Santander UK plc
199,000 2.100%,  1/13/2023 205,535
Service Properties Trust
230,000 4.500%,  6/15/2023 231,495
110,000 4.750%,  10/1/2026 105,600
190,000 5.500%,  12/15/2027 202,970
Simon Property Group, LP
267,000 2.000%,  9/13/2024 278,644
Principal
Amount Long-Term Fixed Income (53.0%) Value
Financials (6.9%) - continued
Societe Generale SA
$ 148,000 2.625%,  10/16/2024
g
$ 156,045
156,000 8.000%,  9/29/2025
b,g,i
183,325
165,000 1.488%,  12/14/2026
b,g
165,470
Springleaf Finance Corporation
80,000 6.875%,  3/15/2025 91,550
380,000 7.125%,  3/15/2026 444,600
250,000 6.625%,  1/15/2028 291,875
Standard Chartered plc
187,000 2.744%,  9/10/2022
b,g
189,388
203,000 1.319%,  10/14/2023
b,g
205,144
165,000 0.991%,  1/12/2025
b,g
165,075
State Street Corporation
141,000 2.825%,  3/30/2023
b
145,089
125,000 2.354%,  11/1/2025
b
133,333
Sumitomo Mitsui Financial Group,
Inc.
116,000 2.784%,  7/12/2022 120,072
496,000 2.778%,  10/18/2022 516,172
148,000 2.448%,  9/27/2024 157,449
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
g
135,474
Synchrony Financial
127,000 2.850%,  7/25/2022 131,068
141,000 4.250%,  8/15/2024 154,960
Synovus Bank
250,000 2.289%,  2/10/2023
b
253,359
Toronto-Dominion Bank
124,000 3.250%,  3/11/2024 134,576
Truist Bank
203,000 1.500%,  3/10/2025 209,714
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,i
383,467
UBS Group AG
162,000 1.364%,  1/30/2027
b,g
163,394
USB Realty Corporation
276,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
210,795
Ventas Realty, LP
126,000 3.100%,  1/15/2023 131,924
126,000 3.750%,  5/1/2024 137,175
VEREIT Operating Partnership, LP
134,000 4.625%,  11/1/2025 154,721
VICI Properties, LP
140,000 4.250%,  12/1/2026
g
144,809
90,000 3.750%,  2/15/2027
g
91,462
140,000 4.625%,  12/1/2029
g
149,100
90,000 4.125%,  8/15/2030
g
93,657
Wachovia Capital Trust II
100,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
96,294
Wells Fargo & Company
120,000 2.100%,  7/26/2021 121,090
122,000 2.625%,  7/22/2022 126,203
252,000 4.125%,  8/15/2023 274,188
200,000
1.442%,  (LIBOR 3M +
1.230%), 10/31/2023
b
203,330
121,000 3.750%,  1/24/2024 131,635
250,000 1.654%,  6/2/2024
b
256,210
245,000 2.406%,  10/30/2025
b
258,863
235,000 3.900%,  3/15/2026
b,i
235,000
224,000 2.188%,  4/30/2026
b
234,432

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Financials (6.9%) - continued
Westpac Banking Corporation
$ 133,000 2.000%,  1/13/2023 $ 137,453
133,000 2.894%,  2/4/2030
b
139,620
Total 56,056,213
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
g
167,857
Total 167,857
Mortgage-Backed Securities (16.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,621,350 3.000%,  3/25/2050 5,920,912
3,282,597 3.000%,  4/1/2050 3,457,431
1,867,580 3.500%,  7/1/2047 1,995,668
Federal National Mortgage
Association
1,018,325 4.500%,  5/1/2048 1,109,305
1,740,872 3.500%,  10/1/2048 1,849,190
1,205,365 3.500%,  6/1/2049 1,283,038
1,976,979 3.500%,  8/1/2049 2,102,695
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
17,524,000 2.000%,  3/1/2035
d
18,282,240
600,000 1.500%,  2/1/2036
d
615,234
9,400,000 2.000%,  2/1/2036
d
9,821,164
11,450,000 1.500%,  3/1/2036
d
11,719,557
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,125,000 2.000%,  2/1/2051
d
10,455,645
10,000,000 2.500%,  2/1/2051
d
10,537,109
23,425,000 2.000%,  3/1/2051
d
24,147,881
29,881,000 2.500%,  3/1/2051
d
31,432,244
2,844,470 4.000%,  7/1/2048 3,051,322
Total 137,780,635
Technology (1.3%)
Apple, Inc.
441,000 3.450%,  5/6/2024 484,178
135,000 1.125%,  5/11/2025 138,105
Baidu, Inc.
168,000 3.075%,  4/7/2025 179,256
Black Knight InfoServ, LLC
70,000 3.625%,  9/1/2028
g
70,836
Broadcom Corporation
199,000 3.125%,  1/15/2025 214,808
Broadcom, Inc.
71,000 2.250%,  11/15/2023 74,085
CDW, LLC
340,000 4.250%,  4/1/2028 354,489
CommScope Technologies
Finance, LLC
770,000 6.000%,  6/15/2025
g
786,285
Crowdstrike Holdings, Inc.
90,000 3.000%,  2/15/2029 91,069
Dell International, LLC
186,000 4.000%,  7/15/2024
g
204,361
71,000 5.850%,  7/15/2025
g
84,328
Principal
Amount Long-Term Fixed Income (53.0%) Value
Technology (1.3%) - continued
Diamond 1 Finance Corporation
$ 358,000 5.450%,  6/15/2023
g
$ 393,269
Diamond Sports Group, LLC
430,000 6.625%,  8/15/2027
g,j
273,050
Fiserv, Inc.
237,000 2.750%,  7/1/2024 253,797
Gartner, Inc.
290,000 4.500%,  7/1/2028
g
305,863
200,000 3.750%,  10/1/2030
g
205,622
Global Payments, Inc.
64,000 2.650%,  2/15/2025 68,280
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 131,646
109,000 4.450%,  10/2/2023 119,608
Intuit, Inc.
135,000 0.950%,  7/15/2025 136,509
Iron Mountain, Inc.
360,000 5.000%,  7/15/2028
g
378,338
Marvell Technology Group, Ltd.
126,000 4.200%,  6/22/2023 136,129
Micron Technology, Inc.
212,000 2.497%,  4/24/2023 221,192
NCR Corporation
710,000 6.125%,  9/1/2029
g
765,366
NXP BV/NXP Funding, LLC
189,000 4.875%,  3/1/2024
g
212,342
NXP Funding, LLC
70,000 2.700%,  5/1/2025
g
74,936
Open Text Corporation
510,000 4.125%,  2/15/2030
g
535,347
Oracle Corporation
170,000 2.500%,  5/15/2022 174,215
212,000 2.500%,  4/1/2025 226,847
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
192,196
Plantronics, Inc.
320,000 5.500%,  5/31/2023
g
321,200
PTC, Inc.
140,000 3.625%,  2/15/2025
g
143,500
120,000 4.000%,  2/15/2028
g
124,800
Qorvo, Inc.
230,000 3.375%,  4/1/2031
g
235,175
Rackspace Technology Global,
Inc.
190,000 5.375%,  12/1/2028
g
198,075
Seagate HDD Cayman
136,000 4.250%,  3/1/2022
j
139,845
Sensata Technologies, Inc.
480,000 3.750%,  2/15/2031
g
492,619
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
g
104,250
SS&C Technologies, Inc.
540,000 5.500%,  9/30/2027
g
571,865
Switch, Ltd.
290,000 3.750%,  9/15/2028
g
296,134
Tencent Holdings, Ltd.
162,000 1.810%,  1/26/2026
g
164,266
Texas Instruments, Inc.
210,000 1.375%,  3/12/2025 216,444

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.0%) Value
Technology (1.3%) - continued
Total System Services, Inc.
$ 135,000 3.750%,  6/1/2023 $ 143,969
Total 10,638,494
Transportation (0.5%)
AerCap Holdings NV
213,000 5.875%,  10/10/2079
b
216,255
Air Canada Pass Through Trust
40,570 3.875%,  3/15/2023
g
39,629
Air Lease Corporation
133,000 2.300%,  2/1/2025 137,275
135,000 3.375%,  7/1/2025 145,143
American Airlines, Inc.
210,000 11.750%,  7/15/2025
g
242,697
Boeing Company
135,000 1.950%,  2/1/2024 138,659
Delta Air Lines, Inc.
400,000 7.000%,  5/1/2025
g
463,835
270,630 4.500%,  10/20/2025
g
289,207
140,000 7.375%,  1/15/2026 160,836
Hawaiian Brand Intellectual
Property, Ltd.
310,000 5.750%,  1/20/2026
d,g
322,400
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 165,962
Mileage Plus Holdings, LLC
300,000 6.500%,  6/20/2027
g
328,125
Penske Truck Leasing Company,
LP
124,000 3.375%,  2/1/2022
g
127,022
135,000 1.200%,  11/15/2025
g
135,740
Southwest Airlines Company
68,000 4.750%,  5/4/2023 73,686
215,000 5.250%,  5/4/2025 246,751
Union Pacific Corporation
189,000 3.750%,  7/15/2025 212,967
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 158,949
XPO Logistics, Inc.
230,000 6.125%,  9/1/2023
g
233,737
375,000 6.750%,  8/15/2024
g
396,600
Total 4,235,475
Utilities (1.1%)
Alabama Power Company
117,000 2.450%,  3/30/2022 119,717
Ameren Corporation
125,000 2.500%,  9/15/2024 133,196
Berkshire Hathaway Energy
Company
135,000 4.050%,  4/15/2025
g
152,175
Calpine Corporation
410,000 4.500%,  2/15/2028
g
421,152
CenterPoint Energy, Inc.
120,000 2.500%,  9/1/2022 123,826
127,000 2.500%,  9/1/2024 134,973
Dominion Energy, Inc.
126,000 2.715%,  8/15/2021 127,587
126,000 3.071%,  8/15/2024 136,937
205,000 4.650%,  12/15/2024
b,i
215,763
DTE Energy Company
179,000 3.300%,  6/15/2022 185,151
187,000 2.529%,  10/1/2024 199,298
Principal
Amount Long-Term Fixed Income (53.0%) Value
Utilities (1.1%) - continued
Duke Energy Corporation
$ 250,000 2.400%,  8/15/2022 $ 257,250
207,000 4.875%,  9/16/2024
b,i
220,973
Edison International
137,000 4.950%,  4/15/2025 155,713
Entergy Corporation
136,000 0.900%,  9/15/2025 135,744
Evergy, Inc.
127,000 2.450%,  9/15/2024 134,360
FirstEnergy Corporation
184,000 2.850%,  7/15/2022 187,459
Florida Power & Light Company
140,000 2.850%,  4/1/2025 152,095
Georgia Power Company
133,000 2.100%,  7/30/2023 138,637
127,000 2.200%,  9/15/2024 134,200
NextEra Energy Operating
Partners, LP
710,000 3.875%,  10/15/2026
g
760,250
NiSource, Inc.
310,000 5.650%,  6/15/2023
b,i
319,300
135,000 0.950%,  8/15/2025 135,151
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
g
142,178
600,000 3.375%,  2/15/2029
g
613,740
90,000 3.625%,  2/15/2031
g
93,600
PG&E Corporation
190,000 5.000%,  7/1/2028 203,844
150,000 5.250%,  7/1/2030 165,000
PPL Capital Funding, Inc.
252,000 3.950%,  3/15/2024 275,871
Public Service Enterprise Group,
Inc.
126,000 2.875%,  6/15/2024 135,133
Sempra Energy
246,000 3.550%,  6/15/2024 267,060
156,000 4.875%,  10/15/2025
b,i
168,043
Southern Company
285,000 4.000%,  1/15/2051
b
301,378
Suburban Propane Partners, LP
350,000 5.875%,  3/1/2027 364,875
Talen Energy Supply, LLC
360,000 7.625%,  6/1/2028
g
387,900
TerraForm Power Operating, LLC
325,000 5.000%,  1/31/2028
g
360,750
TransCanada Trust
342,000 5.875%,  8/15/2076
b,j
380,475
Vistra Operations Company, LLC
580,000 5.000%,  7/31/2027
g
610,566
Total 9,151,320
Total Long-Term Fixed Income
(cost $423,237,873) 432,269,407
Shares
Registered Investment
Companies ( 19.3% ) Value
Unaffiliated  (4.0%)
15,194 Aberdeen Asia-Pacific Income
Fund, Inc. 67,309
8,100 AllianceBernstein Global High
Income Fund, Inc. 94,689
34,500 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 458,160

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (19.3%) Value
Unaffiliated  (4.0%)- continued
3,793 BlackRock Core Bond Trust $ 61,067
5,934 BlackRock Corporate High Yield
Fund, Inc. 65,867
4,253 BlackRock Credit Allocation
Income Trust 63,497
11,793 BlackRock Enhanced Equity
Dividend Trust 97,764
9,237 BlackRock Enhanced Global
Dividend Trust 100,037
10,326 BlackRock Multi-Sector Income
Trust 177,917
50,844 BlackRock Resources &
Commodities Strategy Trust 402,684
6,800 Brookfield Real Assets Income
Fund, Inc. 126,140
5,862 Cohen & Steers Quality Income
Realty Fund, Inc. 72,513
5,016 Eaton Vance Limited Duration
Income Fund 62,700
8,263 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 71,475
6,683 Invesco Dynamic Credit
Opportunities Fund 73,179
759,305 Invesco Senior Loan ETF 16,871,757
32,700 iShares S&P U.S. Preferred Stock
Index Fund 1,237,695
15,528 Liberty All-Star Equity Fund 105,746
13,575 Nuveen Credit Strategies Income
Fund 86,201
4,655 PGIM Global High Yield Fund, Inc. 67,358
4,661 PGIM High Yield Bond Fund, Inc. 70,148
3,094 Pimco Dynamic Credit And
Mortgage Income Fund 65,222
11,065 Royce Micro-Cap Trust, Inc. 117,510
11,550 Royce Value Trust, Inc. 191,499
26,948 SPDR Bloomberg Barclays High
Yield Bond ETF 2,921,163
73,573 Templeton Global Income Fund 411,273
2,335 Tri-Continental Corporation 69,256
102,570 Vanguard Short-Term Corporate
Bond ETF
j
8,524,593
23,887 Voya Global Equity Dividend &
Premium Opportunity Fund 127,079
16,057 Wells Fargo Income Opportunities
Fund 130,865
24,481 Western Asset High Income
Opportunity Fund, Inc. 120,202
Total 33,112,565
Affiliated  (15.3%)
12,255,252 Thrivent Core Emerging Markets
Debt Fund 124,881,015
Total 124,881,015
Total Registered Investment
Companies (cost $151,031,097) 157,993,580
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
11,254,110 Thrivent Cash Management Trust 11,254,110
Total Collateral Held for
Securities Loaned
(cost $11,254,110) 11,254,110
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
15,450 AT&T, Inc., 4.750%
i
$ 393,202
4,450 AT&T, Inc., 5.000%
i
115,522
Total 508,724
Consumer Staples (<0.1%)
11,970 CHS, Inc., 7.100%
b,i
332,527
Total 332,527
Energy (0.1%)
31,215 Crestwood Equity Partners, LP,
9.250%
i
249,720
2,800 Energy Transfer Operating, LP,
7.600%
b,i
61,656
5,255 Nustar Logistics, LP, 6.975%
b
116,503
Total 427,879
Financials (0.7%)
4,025 Aegon Funding Corporation II,
5.100% 104,851
7,320 Agribank FCB, 6.875%
b,i
797,880
12,700 Allstate Corporation, 5.100%
i
339,725
7,500 Bank of America Corporation,
5.000%
i
201,225
3,625 Bank of America Corporation,
5.375%
i
98,419
8,275 Capital One Financial Corporation,
5.000%
i,j
216,226
5,700 Cobank ACB, 6.250%
b,i
604,200
8,875 Equitable Holdings, Inc., 5.250%
i
231,371
265 First Horizon Bank, 3.750%
b,g,i
221,275
14,700 GMAC Capital Trust I, 6.007%
b
389,844
6,500 Hartford Financial Services Group,
Inc., 7.875%
b
178,425
5,500 J.P. Morgan Chase & Company,
4.750%
i
144,100
6,025 J.P. Morgan Chase & Company,
5.750%
i
162,976
6,075 Legg Mason, Inc., 5.450% 155,459
10,500 Morgan Stanley, 5.850%
b,i
300,300
13,100 Morgan Stanley, 7.125%
b,i,j
377,673
1,400 Synovus Financial Corporation,
5.875%
b,i
37,520
9,150 Truist Financial Corporation,
4.750%
i
239,639
479 Wells Fargo & Company,
Convertible, 7.500%
i
691,676
Total 5,492,784
Real Estate (<0.1%)
11,475 Public Storage, 4.125%
i
301,219
2,450 Public Storage, 4.625%
i
64,239
625 Public Storage, 4.700%
i
16,519
950 Public Storage, 4.875%
i
25,365
Total 407,342
Utilities (<0.1%)
12,000 Southern Company, 4.950% 313,200
Total 313,200
Total Preferred Stock
(cost $7,191,975) 7,482,456

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 0.1% ) Value
Communications Services (<0.1%)
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
$ 64,041
Total 64,041
Energy (<0.1%)
1,900 Enbridge, Inc. 63,840
4,500 Kinder Morgan, Inc. 63,360
173,878 McDermott International, Inc.
m
177,356
3,500 MPLX, LP 80,885
129 Vantage Drilling International
m
193
2,700 Williams Companies, Inc. 57,321
Total 442,955
Financials (0.1%)
10,300 BlackRock TCP Capital
Corporation 117,317
5,800 FS KKR Capital Corporation 97,440
6,500 FS KKR Capital Corporation II 107,575
10,006 Golub Capital BDC, Inc. 142,186
6,870 Sixth Street Specialty Lending, Inc. 140,560
Total 605,078
Total Common Stock
(cost $1,764,130) 1,112,074
Shares or
Principal
Amount Short-Term Investments ( 15.5% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.050%, 3/23/2021
n,o
399,972
400,000 0.085%, 4/7/2021
n,o
399,950
Thrivent Core Short-Term Reserve
Fund
12,548,656 0.200% 125,486,564
Total Short-Term Investments
(cost $126,266,743) 126,286,486
Total Investments (cost
$948,985,398) 118.4% $966,071,843
Other Assets and Liabilities, Net
(18.4%) (150,309,363)
Total Net Assets 100.0% $815,762,480
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 29, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $145,552,331 or
17.8% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 29, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 2,294,724
Common Stock 8,656,220
Total lending $10,950,944
Gross amount payable upon return of
collateral for securities loaned $11,254,110
Net amounts due to counterparty
$303,166
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 12,798,550 – 12,798,550 –
Capital Goods 21,803,749 – 19,211,758 2,591,991
Communications Services 60,124,457 – 60,124,457 –
Consumer Cyclical 31,890,761 – 31,306,887 583,874
Consumer Non-Cyclical 37,187,303 – 36,886,403 300,900
Energy 8,544,165 – 8,544,165 –
Financials 23,204,662 – 23,204,662 –
Technology 16,197,527 – 16,197,527 –
Transportation 6,948,073 – 6,948,073 –
Utilities 10,974,483 – 7,289,890 3,684,593
Long-Term Fixed Income
Asset-Backed Securities 36,749,171 – 36,749,171 –
Basic Materials 7,331,363 – 7,331,363 –
Capital Goods 13,081,667 – 13,081,667 –
Collateralized Mortgage Obligations 59,415,338 – 59,415,338 –
Commercial Mortgage-Backed Securities 4,528,409 – 4,528,409 –
Communications Services 22,588,416 – 22,588,416 –
Consumer Cyclical 24,011,726 – 24,011,726 –
Consumer Non-Cyclical 24,024,772 – 24,024,772 –
Energy 22,508,551 – 22,508,551 –
Financials 56,056,213 – 56,056,213 –
Foreign Government 167,857 – 167,857 –
Mortgage-Backed Securities 137,780,635 – 137,780,635 –
Technology 10,638,494 – 10,638,494 –
Transportation 4,235,475 – 4,235,475 –
Utilities 9,151,320 – 9,151,320 –
Registered Investment Companies
Unaffiliated 33,112,565 33,112,565 – –
Preferred Stock
Communications Services 508,724 508,724 – –
Consumer Staples 332,527 332,527 – –
Energy 427,879 427,879 – –
Financials 5,492,784 3,869,429 1,623,355 –
Real Estate 407,342 407,342 – –
Utilities 313,200 313,200 – –
Common Stock
Communications Services 64,041 – 64,041 –
Energy 442,955 442,955 – –
Financials 605,078 605,078 – –
Short-Term Investments 799,922 – 799,922 –
Subtotal Investments in Securities $704,450,154 $40,019,699 $657,269,097 $7,161,358
Other Investments  * Total
Affiliated Registered Investment Companies 124,881,015
Affiliated Short-Term Investments 125,486,564
Collateral Held for Securities Loaned 11,254,110
Subtotal Other Investments $261,621,689
Total Investments at Value $966,071,843
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 741,301 741,301 – –
Total Asset Derivatives $741,301 $741,301 $– $–
Liability Derivatives
Futures Contracts 324 324 – –
Total Liability Derivatives $324 $324 $– $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$799,922 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 100 March 2021 $ 22,073,745 $ 23,911
CBOT 5-Yr. U.S. Treasury Note 104 March 2021 13,091,324 (324)
Total Futures Long Contracts $ 35,165,069 $ 23,587
CBOT 10-Yr. U.S. Treasury Note (100) March 2021 ( $ 13,749,930) $ 46,805
CBOT U.S. Long Bond (104) March 2021 (18,081,087) 534,337
CME Ultra Long Term U.S. Treasury Bond (9) March 2021 (1,852,845) 10,376
Ultra 10-Yr. U.S. Treasury Note (40) March 2021 (6,278,997) 125,872
Total Futures Short Contracts ( $ 39,962,859) $717,390
Total Futures Contracts ( $ 4,797,790) $740,977
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $116,538 $3,847 $– $124,881 12,255 15.3%
Total Affiliated Registered Investment
Companies 116,538 124,881 15.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% 116,110 86,310 76,933 125,487 12,549 15.4
Total Affiliated Short-Term Investments 116,110 125,487 15.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,843 51,648 42,237 11,254 11,254 1.4
Total Collateral Held for Securities Loaned 1,843 11,254 1.4
Total Value $234,491 $261,622

Opportunity Income Plus Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $4,496 $– $1,347
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% (9) 9 – 72
Total Income/Non Income Cash from Affiliated Investments $1,419
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 7
Total Affiliated Income from Securities Loaned, Net $7
Total $(9) $4,505 $0

Small Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Communications Services (0.2%)
6,109 ORBCOMM, Inc.
a
$ 45,756
Total 45,756
Consumer Discretionary (11.4%)
1,260 Bright Horizons Family Solutions,
Inc.
a
191,482
1,722 Choice Hotels International, Inc. 173,302
7,401 Cooper-Standard Holdings, Inc.
a
225,805
24,638 Duluth Holdings, Inc.
a,b
307,236
370 Etsy, Inc.
a
73,663
1,734 Five Below, Inc.
a
304,716
865 Lithia Motors, Inc. 275,658
2,452 Ollie's Bargain Outlet Holdings,
Inc.
a
232,278
5,247 Planet Fitness, Inc.
a
377,784
7,597 Playa Hotels and Resorts NV
a
40,416
7,465 Red Rock Resorts, Inc. 175,278
7,402 Skyline Corporation
a
248,929
3,565 Texas Roadhouse, Inc. 271,689
2,966 Wingstop, Inc. 445,048
Total 3,343,284
Consumer Staples (3.6%)
1,200 Casey's General Stores, Inc. 224,976
17,146 e.l.f. Beauty, Inc.
a
373,097
9,820 Turning Point Brands, Inc. 462,522
Total 1,060,595
Energy (0.2%)
8,557 Nine Energy Service, Inc.
a
22,163
4,676 Talos Energy, Inc.
a
39,559
Total 61,722
Financials (6.4%)
4,167 Ameris Bancorp 162,971
3,233 Assured Guaranty, Ltd. 115,580
3,391 Essent Group, Ltd. 141,846
26,105 Everi Holdings, Inc.
a
341,453
2,810 Hamilton Lane, Inc. 211,790
666 Kemper Corporation 46,854
1,179 Kinsale Capital Group, Inc. 221,133
4,525 Seacoast Banking Corporation of
Florida
a
137,786
1,156 TMX Group, Ltd. 111,500
5,977 Western Alliance Bancorp 407,512
Total 1,898,425
Health Care (22.3%)
7,325 ACADIA Pharmaceuticals, Inc.
a
351,966
30,255 Ardelyx, Inc.
a
205,432
1,312 Arena Pharmaceuticals, Inc.
a
97,403
634 Argenx SE ADR
a
185,775
5,749 Axonics Modulation Technologies,
Inc.
a
297,223
2,002 Biohaven Pharmaceutical Holding
Company, Ltd.
a
170,611
763 Bio-Techne Corporation 247,906
3,626 Catalent, Inc.
a
417,171
952 Global Blood Therapeutics, Inc.
a
47,714
2,988 Guardant Health, Inc.
a
464,634
5,205 Halozyme Therapeutics, Inc.
a
247,706
2,391 Inspire Medical Systems, Inc.
a
481,811
3,726 LHC Group, Inc.
a
742,294
476 Mesa Laboratories, Inc. 131,919
4,627 Natera, Inc.
a
493,423
Shares Common Stock (96.8%) Value
Health Care (22.3%) - continued
1,971 Nevro Corporation
a
$ 318,888
5,983 Optinose, Inc.
a
23,812
2,992 Pulmonx Corporation
a
169,706
1,805 Repligen Corporation
a
361,000
464 Sage Therapeutics, Inc.
a
37,422
7,089 Silk Road Medical, Inc.
a
386,563
6,133 Tactile Systems Technology, Inc.
a
334,555
426 Teleflex, Inc. 160,870
3,560 Travere Therapeutics, Inc.
a
89,890
2,574 Zymeworks, Inc.
a
87,053
Total 6,552,747
Industrials (19.5%)
7,890 Altra Industrial Motion Corporation 405,625
4,083 ASGN, Inc.
a
338,522
3,935 Chart Industries, Inc.
a
472,633
3,366 Forward Air Corporation 241,309
2,507 Lincoln Electric Holdings, Inc. 287,051
4,029 Mercury Systems, Inc.
a
286,301
16,182 Meritor, Inc.
a
417,657
4,046 Middleby Corporation
a,b
549,123
3,571 Ranpak Holdings Corporation
a
61,921
1,501 RBC Bearings, Inc.
a
251,162
3,207 Regal-Beloit Corporation 402,414
7,755 Ritchie Brothers Auctioneers, Inc. 456,847
7,585 Rush Enterprises, Inc. 318,494
1,618 Saia, Inc.
a
285,982
1,759 Simpson Manufacturing Company,
Inc. 161,828
15,776 Summit Materials, Inc.
a
323,881
2,858 Trex Company, Inc.
a
262,279
4,622 Willdan Group, Inc.
a
206,557
Total 5,729,586
Information Technology (28.7%)
5,672 Anaplan, Inc.
a
378,322
3,416 Avalara, Inc.
a
512,400
2,883 Bandwidth, Inc.
a
513,578
4,622 BigCommerce Holdings, Inc.
a,b
369,483
2,961 Blackline, Inc.
a
383,805
2,501 Cognex Corporation 205,407
669 Coupa Software, Inc.
a
207,303
3,888 Descartes Systems Group, Inc.
a
237,401
3,856 Dolby Laboratories, Inc. 339,444
4,674 Endava plc ADR
a
369,526
2,414 Euronet Worldwide, Inc.
a
301,653
4,739 Eventbrite, Inc.
a,b
84,591
3,450 Five9, Inc.
a
573,563
501 Guidewire Software, Inc.
a
57,485
4,222 Health Catalyst, Inc.
a
209,749
6,983 Lattice Semiconductor
Corporation
a
280,088
3,494 Lumentum Holdings, Inc.
a
327,737
11,809 Medallia, Inc.
a
490,074
2,421 MKS Instruments, Inc. 382,687
1,306 Monolithic Power Systems, Inc. 464,009
1,637 Nova Measuring Instruments, Ltd.
a
113,984
1,377 Novanta, Inc.
a
172,015
2,634 Q2 Holdings, Inc.
a
337,126
2,132 Rogers Corporation
a
332,741
5,133 SailPoint Technologies Holdings,
Inc.
a
283,906
9,074 Sierra Wireless, Inc.
a,b
167,960

Small Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.8%) Value
Information Technology (28.7%) - continued
3,754 Workiva, Inc.
a
$ 365,902
Total 8,461,939
Materials (1.7%)
2,603 Innospec, Inc. 228,517
1,096 Quaker Chemical Corporation 287,295
Total 515,812
Real Estate (2.8%)
18,043 Cushman and Wakefield plc
a
258,556
1,932 FirstService Corporation 264,395
2,868 NexPoint Residential Trust, Inc. 113,200
3,914 Rexford Industrial Realty, Inc. 191,551
Total 827,702
Total Common Stock
(cost $20,768,729) 28,497,568
Shares
Collateral Held for Securities
Loaned ( 3.3% ) Value
961,215 Thrivent Cash Management Trust 961,215
Total Collateral Held for
Securities Loaned
(cost $961,215) 961,215
Shares
Registered Investment
Companies ( 1.2% ) Value
Unaffiliated  (1.2%)
959 SPDR S&P Biotech ETF
b
146,612
3,630 SPDR S&P Regional Banking ETF 197,363
Total 343,975
Total Registered Investment
Companies (cost $293,146) 343,975
Shares Short-Term Investments ( 4.1% ) Value
Thrivent Core Short-Term Reserve
Fund
122,483 0.200% 1,224,829
Total Short-Term Investments
(cost $1,224,829) 1,224,829
Total Investments (cost
$23,247,919) 105.4% $31,027,587
Other Assets and Liabilities, Net
(5.4%) (1,581,089)
Total Net Assets 100.0% $29,446,498
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 868,664
Total lending $868,664
Gross amount payable upon return of
collateral for securities loaned $961,215
Net amounts due to counterparty
$92,551
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 45,756 45,756 – –
Consumer Discretionary 3,343,284 3,343,284 – –
Consumer Staples 1,060,595 1,060,595 – –
Energy 61,722 61,722 – –
Financials 1,898,425 1,786,925 111,500 –
Health Care 6,552,747 6,552,747 – –
Industrials 5,729,586 5,729,586 – –
Information Technology 8,461,939 8,461,939 – –
Materials 515,812 515,812 – –
Real Estate 827,702 827,702 – –
Registered Investment Companies
Unaffiliated 343,975 343,975 – –
Subtotal Investments in Securities $28,841,543 $28,730,043 $111,500 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,224,829
Collateral Held for Securities Loaned 961,215
Subtotal Other Investments $2,186,044
Total Investments at Value $31,027,587
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $319 $4,408 $3,502 $1,225 122 4.1%
Total Affiliated Short-Term Investments 319 1,225 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   685 2,373 2,097 961 961 3.3
Total Collateral Held for Securities Loaned 685 961 3.3
Total Value $1,004 $2,186
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $1 $(1) $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $1 $(1) $0

Small Cap Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.4% ) Value
Communications Services (1.7%)
715,718 QuinStreet , Inc.
a
$ 15,151,750
Total 15,151,750
Consumer Discretionary (9.4%)
239,775 Cedar Fair, LP 9,614,977
331,951 Cooper-Standard Holdings, Inc.
a
10,127,825
129,896 Crocs, Inc.
a
9,095,318
216,930 Leggett & Platt, Inc. 8,894,130
219,779 Miller Industries, Inc. 8,764,787
81,796 Sleep Number Corporation
a
8,812,701
310,145 Stoneridge, Inc.
a
8,513,480
112,868 Texas Roadhouse, Inc. 8,601,670
222,594 Zumiez , Inc.
a
9,589,350
Total 82,014,238
Consumer Staples (3.8%)
62,264 John B. Sanfilippo & Son, Inc. 5,007,893
929,488 Primo Water Corporation 14,360,590
292,906 Turning Point Brands, Inc. 13,795,873
Total 33,164,356
Energy (2.1%)
267,326 Devon Energy Corporation 4,400,186
513,475 Helmerich & Payne, Inc. 12,467,173
345,871 Nine Energy Service, Inc.
a
895,806
Total 17,763,165
Financials (22.2%)
295,302 Air Lease Corporation 11,702,818
263,071 Assured Guaranty, Ltd. 9,404,788
217,216 Bank of N.T. Butterfield & Son, Ltd. 6,605,539
550,685 Bridgewater Bancshares, Inc.
a
7,070,795
383,282 Columbia Banking System, Inc. 14,764,023
114,599 Evercore , Inc. 12,502,751
746,183 Everi Holdings, Inc.
a
9,760,074
101,370 Glacier Bancorp, Inc. 4,728,911
401,491 Heartland Financial USA, Inc. 17,127,606
699,022 Heritage Commerce Corporation 6,137,413
215,896 James River Group Holdings, Ltd. 9,603,054
31,647 Kemper Corporation 2,226,366
94,046 Primerica, Inc. 13,101,548
273,819 Santander Consumer USA
Holdings, Inc. 6,051,400
336,949 Seacoast Banking Corporation of
Florida
a
10,260,097
60,567 Selective Insurance Group, Inc. 3,935,644
250,608 Synovus Financial Corporation 9,322,618
320,942 Triumph Bancorp, Inc.
a
18,402,814
304,399 Western Alliance Bancorp 20,753,924
Total 193,462,183
Health Care (8.3%)
163,587 AMN Healthcare Services, Inc.
a
11,797,894
246,544 Ardelyx , Inc.
a
1,674,034
85,476 Biohaven Pharmaceutical Holding
Company, Ltd.
a
7,284,265
272,401 Halozyme Therapeutics, Inc.
a
12,963,563
42,600 LHC Group, Inc.
a
8,486,772
27,797 PerkinElmer, Inc. 4,088,105
206,801 Syneos Health, Inc.
a
15,375,654
197,385 Tactile Systems Technology, Inc.
a
10,767,352
Total 72,437,639
Shares Common Stock (96.4%) Value
Industrials (17.4%)
201,402 Altra Industrial Motion Corporation $ 10,354,077
124,191 ASGN, Inc.
a
10,296,676
9,231 Crane Company 698,602
117,487 Curtiss-Wright Corporation 12,193,976
68,397 Encore Wire Corporation 3,949,927
147,124 Forward Air Corporation 10,547,320
178,986 Helios Technologies, Inc. 9,763,686
104,921 Lincoln Electric Holdings, Inc. 12,013,454
174,644 Manpower, Inc. 15,445,515
491,225 Meritor, Inc.
a
12,678,517
83,706 Middleby Corporation
a
11,360,578
107,367 NAPCO Security Technologies,
Inc.
a
2,782,953
410,731 Raven Industries, Inc. 13,254,289
109,364 Ritchie Brothers Auctioneers, Inc. 6,442,633
22,610 Saia, Inc.
a
3,996,318
36,903 Valmont Industries, Inc. 7,119,327
109,373 WESCO International, Inc.
a
8,324,379
Total 151,222,227
Information Technology (16.8%)
113,212 Advanced Energy Industries, Inc.
a
11,613,287
315,267 Agilysys , Inc.
a
11,598,673
118,932 Axcelis Technologies, Inc.
a
4,072,232
121,806 BigCommerce Holdings, Inc.
a,b
9,737,172
65,962 Blackline, Inc.
a
8,549,994
578,426 Change Healthcare, Inc.
a
13,801,244
145,731 Ciena Corporation
a
7,780,578
165,440 Computer Services, Inc. 10,257,280
98,137 Dolby Laboratories, Inc. 8,639,000
213,906 FLIR Systems, Inc. 11,133,807
37,447 Littelfuse , Inc. 9,113,476
263,414 National Instruments Corporation 10,905,340
228,761 Nuance Communications, Inc.
a
10,417,776
95,051 Plexus Corporation
a
7,311,323
117,110 Workiva , Inc.
a
11,414,712
Total 146,345,894
Materials (6.7%)
273,998 Carpenter Technology Corporation 8,559,698
705,564 Element Solutions, Inc. 12,015,755
1,509,991 Ivanhoe Mines, Ltd.
a
7,214,893
188,924 UFP Technologies, Inc.
a
8,692,393
92,989 United States Lime & Minerals, Inc. 11,251,669
188,074 W. R. Grace & Company 10,912,054
Total 58,646,462
Real Estate (6.0%)
60,620 Agree Realty Corporation 3,831,184
298,613 American Campus Communities,
Inc. 12,290,911
120,784 Colliers International Group, Inc. 10,672,474
114,311 Healthcare Realty Trust, Inc. 3,430,473
163,118 Independence Realty Trust, Inc. 2,166,207
139,278 National Storage Affiliates Trust 5,089,218
138,940 Rayonier, Inc. REIT 4,272,405
935,898 Sunstone Hotel Investors, Inc. 10,014,109
Total 51,766,981
Utilities (2.0%)
75,491 NorthWestern Corporation 4,111,995
156,125 Portland General Electric
Company 6,602,526

Small Cap Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.4%) Value
Utilities (2.0%) - continued
103,681 Spire, Inc. $ 6,344,240
Total 17,058,761
Total Common Stock
(cost $598,039,295) 839,033,656
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
13,410,975 Thrivent Cash Management Trust 13,410,975
Total Collateral Held for
Securities Loaned
(cost $13,410,975) 13,410,975
Shares
Registered Investment
Companies ( 1.4% ) Value
Unaffiliated  (1.4%)
66,789 Health Care Select Sector SPDR
Fund
b
7,682,739
21,600 iShares Russell 2000 Index Fund
b
4,440,096
Total 12,122,835
Total Registered Investment
Companies (cost $10,885,291) 12,122,835
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
2,280,784 0.200% 22,807,838
Total Short-Term Investments
(cost $22,805,242) 22,807,838
Total Investments (cost
$645,140,803) 101.9% $887,375,304
Other Assets and Liabilities, Net
(1.9%) (16,956,187)
Total Net Assets 100.0% $870,419,117
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 12,986,280
Total lending $12,986,280
Gross amount payable upon return of
collateral for securities loaned $13,410,975
Net amounts due to counterparty
$424,695
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Stock Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 15,151,750 15,151,750 – –
Consumer Discretionary 82,014,238 82,014,238 – –
Consumer Staples 33,164,356 33,164,356 – –
Energy 17,763,165 17,763,165 – –
Financials 193,462,183 193,462,183 – –
Health Care 72,437,639 72,437,639 – –
Industrials 151,222,227 151,222,227 – –
Information Technology 146,345,894 146,345,894 – –
Materials 58,646,462 51,431,569 7,214,893 –
Real Estate 51,766,981 51,766,981 – –
Utilities 17,058,761 17,058,761 – –
Registered Investment Companies
Unaffiliated 12,122,835 12,122,835 – –
Subtotal Investments in Securities $851,156,491 $843,941,598 $7,214,893 $–
Other Investments  * Total
Affiliated Short-Term Investments 22,807,838
Collateral Held for Securities Loaned 13,410,975
Subtotal Other Investments $36,218,813
Total Investments at Value $887,375,304
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $8,123 $57,435 $42,750 $22,808 2,281 2.6%
Total Affiliated Short-Term Investments 8,123 22,808 2.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,298 76,787 71,674 13,411 13,411 1.5
Total Collateral Held for Securities Loaned 8,298 13,411 1.5
Total Value $16,421 $36,219
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $12
Total Income/Non Income Cash from Affiliated Investments $12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $– $0

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended January 29, 2021, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or to manage the duration of the Fund.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 29, 2021, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, High Yield, Income, Limited Maturity
Bond, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Opportunity Income
Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the period ended January 29, 2021, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Low Volatility Equity, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation and
Opportunity Income Plus used equity futures to manage exposure to the equities markets.
During the period ended January 29, 2021, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.  During the period ended January 29, 2021, none of the Funds engaged in this type of transaction.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended January 29, 2021, High Yield used
CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.